Filed electronically with the Securities and
                      Exchange Commission on June 2, 1997.

                                                              File No. 2-84021
                                                              File No. 811-3749

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.
                                          --
         Post-Effective Amendment No.     21
                                          --

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.     22
                           --

                          Scudder State Tax Free Trust
                          ----------------------------
               (Exact Name of Registrant as Specified in Charter)

                 Two International Place, Boston, MA 02110-4103
                 ----------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 295-2567

                               Thomas F. McDonough
                         Scudder, Stevens & Clark, Inc.
                 Two International Place, Boston, MA 02110-4103
                 ----------------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective

                  immediately upon filing pursuant to paragraph (b)
         -----

                  on __________ pursuant to paragraph (b)
         -----

                  60 days after filing pursuant to paragraph (a)(1)
         -----

                  pursuant to paragraph (a) of Rule 485
         -----

                  75 days after filing pursuant to paragraph (a)(2)
         -----

           X      on August 1, 1997 pursuant to paragraph (a)(3) of Rule 485
         -----

If appropriate, check the following:

                  this post-effective amendment designates a new effective
         -----
                  date for a previously filed post-effective amendment

The Registrant has filed a declaration registering an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Registrant has filed the notice required by Rule 24f-2 for its most recent fiscal year ended March 31, 1997 on May 30, 1997.

                              CROSS-REFERENCE SHEET

                      SCUDDER NEW YORK TAX FREE MONEY FUND
                                       AND
                         SCUDDER NEW YORK TAX FREE FUND

                           Items Required By Form N-1A
                           ---------------------------

PART A
------

     Item No.        Item Caption                     Prospectus Caption
     --------        ------------                     ------------------

        1.           Cover Page                       COVER PAGE

        2.           Synopsis                         EXPENSE INFORMATION

        3.           Condensed Financial              FINANCIAL HIGHLIGHTS
                     Information

        4.           General Description of           SCUDDER NEW YORK TAX FREE MONEY FUND-- Investment objectives
                     Registrant                            and policies
                                                      SCUDDER NEW YORK TAX FREE FUND -- Investment objective and policies
                                                      ADDITIONAL INFORMATION ABOUT POLICIES AND INVESTMENTS
                                                      FUND ORGANIZATION


        5.           Management of the Fund           A MESSAGE FROM SCUDDER'S CHAIRMAN
                                                      FUND ORGANIZATION--Investment adviser, Transfer agent
                                                      SHAREHOLDER BENEFITS--A team approach to investing

        5A.          Management's Discussion of       NOT APPLICABLE
                     Fund Performance

        6.           Capital Stock and Other          DISTRIBUTION AND PERFORMANCE INFORMATION--Dividends and Capital
                     Securities                            Gains Distributions
                                                      FUND ORGANIZATION
                                                      TRANSACTION INFORMATION--Tax information
                                                      SHAREHOLDER BENEFITS--SAIL (Scudder Automated Information Line),
                                                           Dividend reinvestment plan, T.D.D. service for the hearing impaired
                                                      HOW TO CONTACT SCUDDER

        7.           Purchase of Securities Being     PURCHASES
                     Offered                          TRANSACTION INFORMATION--Purchasing shares
                                                      INVESTMENT PRODUCTS AND SERVICES
                                                      FUND ORGANIZATION -- Underwriter

        8.           Redemption or Repurchase         EXCHANGES AND REDEMPTIONS
                                                      TRANSACTION INFORMATION--Redeeming shares

        9.           Pending Legal Proceedings        NOT APPLICABLE



                             Cross Reference-Page 1


                      SCUDDER NEW YORK TAX FREE MONEY FUND
                                       AND
                         SCUDDER NEW YORK TAX FREE FUND
                                   (continued)

PART B
------

                                                       Caption in Statement of
    Item No.        Item Caption                       Additional Information
    --------        ------------                       ----------------------

       10.          Cover Page                         COVER PAGE

       11.          Table of Contents                  TABLE OF CONTENTS

       12.          General Information and History    FUND ORGANIZATION

       13.          Investment Objectives and          THE FUNDS' INVESTMENT OBJECTIVES AND POLICIES
                    Policies                           PORTFOLIO TRANSACTIONS

       14.          Management of the Fund             TRUSTEES AND OFFICERS
                                                       REMUNERATION

       15.          Control Persons and Principal      TRUSTEES AND OFFICERS
                    Holders of Securities

       16.          Investment Advisory and Other      INVESTMENT ADVISER
                    Services                           ADDITIONAL INFORMATION--Experts, Other Information


       17.          Brokerage Allocation               PORTFOLIO TRANSACTIONS

       18.          Capital Stock and Other            FUND ORGANIZATION
                    Securities

       19.          Purchase, Redemption and           PURCHASES
                    Pricing of Securities Being        EXCHANGES AND REDEMPTIONS
                    Offered                            FEATURES AND SERVICES OFFERED BY THE FUNDS--Dividend and Capital
                                                            Gain Distribution Options
                                                       SPECIAL PLAN ACCOUNTS
                                                       NET ASSET VALUE

       20.          Tax Status                         TAXES

       21.          Underwriters                       DISTRIBUTOR

       22.          Calculation of Performance         PERFORMANCE AND OTHER INFORMATION
                    Information

       23.          Financial Statements               FINANCIAL STATEMENTS



                             Cross Reference-Page 2


                              CROSS-REFERENCE SHEET

                           SCUDDER OHIO TAX FREE FUND

                           Items Required By Form N-1A
                           ---------------------------


PART A
------

     Item No.        Item Caption                       Prospectus Caption
     --------        ------------                       ------------------

        1.           Cover Page                         COVER PAGE

        2.           Synopsis                           EXPENSE INFORMATION

        3.           Condensed Financial Information    FINANCIAL HIGHLIGHTS

        4.           General Description of             INVESTMENT OBJECTIVE AND POLICIES
                     Registrant                         ADDITIONAL INFORMATION ABOUT POLICIES AND INVESTMENTS
                                                        FUND ORGANIZATION

        5.           Management of the Fund             A MESSAGE FROM SCUDDER'S CHAIRMAN
                                                        FUND ORGANIZATION--Investment adviser, Transfer agent
                                                        SHAREHOLDER BENEFITS--A team approach to investing

        5A.          Management's Discussion of Fund    NOT APPLICABLE
                     Performance

        6.           Capital Stock and Other            DISTRIBUTION AND PERFORMANCE INFORMATION--Dividends and capital
                     Securities                              gains distributions
                                                        FUND ORGANIZATION
                                                        TRANSACTION INFORMATION--Tax information
                                                        SHAREHOLDER BENEFITS--SAIL (Scudder Automated Information Line),
                                                             Dividend reinvestment plan, T.D.D. service for the hearing impaired
                                                        HOW TO CONTACT SCUDDER

        7.           Purchase of Securities Being       PURCHASES
                     Offered                            TRANSACTION INFORMATION--Purchasing shares
                                                        INVESTMENT PRODUCTS AND SERVICES
                                                        FUND ORGANIZATION--Underwriter

        8.           Redemption or Repurchase           EXCHANGES AND REDEMPTIONS
                                                        TRANSACTION INFORMATION--Redeeming shares

        9.           Pending Legal Proceedings          NOT APPLICABLE



                             Cross Reference-Page 3

                           SCUDDER OHIO TAX FREE FUND
                                   (continued)

PART B
------

                                                       Caption in Statement of
    Item No.        Item Caption                       Additional Information
    --------        ------------                       ----------------------

       10.          Cover Page                         COVER PAGE

       11.          Table of Contents                  TABLE OF CONTENTS

       12.          General Information and History    FUND ORGANIZATION

       13.          Investment Objectives and          THE FUNDS' INVESTMENT OBJECTIVE AND POLICIES
                    Policies                           PORTFOLIO TRANSACTIONS

       14.          Management of the Fund             TRUSTEES AND OFFICERS
                                                       REMUNERATION

       15.          Control Persons and Principal      TRUSTEES AND OFFICERS
                    Holders of Securities

       16.          Investment Advisory and Other      INVESTMENT ADVISER
                    Services                           ADDITIONAL INFORMATION--Experts, Other Information

       17.          Brokerage Allocation               PORTFOLIO TRANSACTIONS

       18.          Capital Stock and Other            FUND ORGANIZATION
                    Securities

       19.          Purchase, Redemption and           PURCHASES
                    Pricing of Securities Being        EXCHANGES AND REDEMPTIONS
                    Offered                            FEATURES AND SERVICES OFFERED BY THE FUND--Dividend and Capital
                                                            Gain Distribution Options
                                                       SPECIAL PLAN ACCOUNTS
                                                       NET ASSET VALUE

       20.          Tax Status                         TAXES

       21.          Underwriters                       DISTRIBUTOR

       22.          Calculation of Performance         PERFORMANCE INFORMATION
                    Information

       23.          Financial Statements               FINANCIAL STATEMENTS


                             Cross Reference-Page 4

                              CROSS-REFERENCE SHEET

                       SCUDDER PENNSYLVANIA TAX FREE FUND

                           Items Required By Form N-1A


PART A
------

     Item No.        Item Caption                     Prospectus Caption
     --------        ------------                     ------------------

        1.           Cover Page                       COVER PAGE

        2.           Synopsis                         EXPENSE INFORMATION

        3.           Condensed Financial              FINANCIAL HIGHLIGHTS
                     Information

        4.           General Description of           INVESTMENT OBJECTIVE AND POLICIES
                     Registrant                       ADDITIONAL INFORMATION ABOUT POLICIES AND INVESTMENTS
                                                      FUND ORGANIZATION

        5.           Management of the Fund           A MESSAGE FROM SCUDDER'S CHAIRMAN
                                                      FUND ORGANIZATION--Investment adviser, transfer agent
                                                      SHAREHOLDER BENEFITS--A team approach to investing

        5A.          Management's Discussion of       NOT APPLICABLE
                     Fund Performance

        6.           Capital Stock and Other          DISTRIBUTION AND PERFORMANCE INFORMATION--Dividends and capital
                     Securities                            gains distributions
                                                      FUND ORGANIZATION
                                                      TRANSACTION INFORMATION--Tax information
                                                      SHAREHOLDER BENEFITS--SAIL (Scudder Automated Information Line),
                                                           Dividend reinvestment plan, T.D.D. service for the hearing impaired
                                                      HOW TO CONTACT SCUDDER

        7.           Purchase of Securities Being     PURCHASES
                     Offered                          TRANSACTION INFORMATION--Purchasing shares
                                                      INVESTMENT PRODUCTS AND SERVICES
                                                      FUND ORGANIZATION--Underwriter

        8.           Redemption or Repurchase         EXCHANGES AND REDEMPTIONS
                                                      TRANSACTION INFORMATION--Redeeming shares

        9.           Pending Legal Proceedings        NOT APPLICABLE



                             Cross Reference-Page 5


                       SCUDDER PENNSYLVANIA TAX FREE FUND
                                   (continued)

PART B
------
                                                       Caption in Statement of
    Item No.        Item Caption                       Additional Information
    --------        ------------                       ----------------------

       10.          Cover Page                         COVER PAGE

       11.          Table of Contents                  TABLE OF CONTENTS

       12.          General Information and History    FUND ORGANIZATION

       13.          Investment Objectives and          THE FUNDS' INVESTMENT OBJECTIVE AND POLICIES
                    Policies                           PORTFOLIO TRANSACTIONS

       14.          Management of the Fund             TRUSTEES AND OFFICERS
                                                       REMUNERATION

       15.          Control Persons and Principal      TRUSTEES AND OFFICERS
                    Holders of Securities

       16.          Investment Advisory and Other      INVESTMENT ADVISER
                    Services                           ADDITIONAL INFORMATION--Experts, Other Information

       17.          Brokerage Allocation               PORTFOLIO TRANSACTIONS

       18.          Capital Stock and Other            FUND ORGANIZATION
                    Securities

       19.          Purchase, Redemption and           PURCHASES
                    Pricing of Securities Being        EXCHANGES AND REDEMPTIONS
                    Offered                            FEATURES AND SERVICES OFFERED BY THE FUND--Dividend and Capital
                                                            Gain Distribution Options
                                                       SPECIAL PLAN ACCOUNTS
                                                       NET ASSET VALUE

       20.          Tax Status                         TAXES

       21.          Underwriters                       DISTRIBUTOR

       22.          Calculation of Performance Data    PERFORMANCE INFORMATION

       23.          Financial Statements               FINANCIAL STATEMENTS


                             Cross Reference-Page 6


                              CROSS-REFERENCE SHEET

                       SCUDDER MASSACHUSETTS TAX FREE FUND

                           Items Required By Form N-1A
                           ---------------------------

PART A
------

     Item No.        Item Caption                     Prospectus Caption
     --------        ------------                     ------------------

        1.           Cover Page                       COVER PAGE

        2.           Synopsis                         EXPENSE INFORMATION

        3.           Condensed Financial              FINANCIAL HIGHLIGHTS
                     Information

        4.           General Description of           INVESTMENT OBJECTIVE AND POLICIES
                     Registrant                       ADDITIONAL INFORMATION ABOUT POLICIES AND INVESTMENTS
                                                      FUND ORGANIZATION

        5.           Management of the Fund           A MESSAGE FROM SCUDDER'S CHAIRMAN
                                                      FUND ORGANIZATION--Investment adviser, Transfer agent
                                                      SHAREHOLDER BENEFITS--A team approach to investing

        5A.          Management's Discussion of       NOT APPLICABLE
                     Fund Performance

        6.           Capital Stock and Other          DISTRIBUTION AND PERFORMANCE INFORMATION--Dividends and capital
                     Securities                            gains distributions
                                                      FUND ORGANIZATION
                                                      TRANSACTION INFORMATION--Tax information
                                                      SHAREHOLDER BENEFITS--SAIL (Scudder Automated Information
                                                           Line), Dividend reinvestment plan, T.D.D. service for the
                                                           hearing impaired
                                                      HOW TO CONTACT SCUDDER

        7.           Purchase of Securities Being     PURCHASES
                     Offered                          TRANSACTION INFORMATION--Purchasing shares
                                                      INVESTMENT PRODUCTS AND SERVICES
                                                      FUND ORGANIZATION -- Underwriter

        8.           Redemption or Repurchase         EXCHANGES AND REDEMPTIONS
                                                      TRANSACTION INFORMATION--Redeeming shares

        9.           Pending Legal Proceedings        NOT APPLICABLE


                             Cross Reference-Page 7


                       SCUDDER MASSACHUSETTS TAX FREE FUND
                                   (continued)

PART B
------

                                                       Caption in Statement of
    Item No.        Item Caption                       Additional Information
    --------        ------------                       ----------------------

       10.          Cover Page                         COVER PAGE

       11.          Table of Contents                  TABLE OF CONTENTS

       12.          General Information and History    FUND ORGANIZATION

       13.          Investment Objectives and          THE FUNDS' INVESTMENT OBJECTIVE AND POLICIES
                    Policies                           PORTFOLIO TRANSACTIONS

       14.          Management of the Fund             TRUSTEES AND OFFICERS
                                                       REMUNERATION

       15.          Control Persons and Principal      TRUSTEES AND OFFICERS
                    Holders of Securities

       16.          Investment Advisory and Other      INVESTMENT ADVISER
                    Services                           ADDITIONAL INFORMATION--Experts, Other Information

       17.          Brokerage Allocation               PORTFOLIO TRANSACTIONS

       18.          Capital Stock and Other            FUND ORGANIZATION
                    Securities

       19.          Purchase, Redemption and           PURCHASES
                    Pricing of Securities Being        EXCHANGES AND REDEMPTIONS
                    Offered                            FEATURES AND SERVICES OFFERED BY THE FUND--Dividend and Capital
                                                            Gain Distribution Options
                                                       SPECIAL PLAN ACCOUNTS
                                                       NET ASSET VALUE

       20.          Tax Status                         TAXES

       21.          Underwriters                       DISTRIBUTOR

       22.          Calculation of Performance         PERFORMANCE INFORMATION
                    Information

       23.          Financial Statements               FINANCIAL STATEMENTS



                             Cross Reference-Page 8


                              CROSS-REFERENCE SHEET

                SCUDDER MASSACHUSETTS LIMITED TERM TAX FREE FUND

                           Items Required By Form N-1A
                           ---------------------------

PART A
------

     Item No.        Item Caption                     Prospectus Caption
     --------        ------------                     ------------------

        1.           Cover Page                       COVER PAGE

        2.           Synopsis                         EXPENSE INFORMATION

        3.           Condensed Financial              FINANCIAL HIGHLIGHTS
                     Information

        4.           General Description of           INVESTMENT OBJECTIVE AND POLICIES
                     Registrant                       ADDITIONAL INFORMATION ABOUT POLICIES AND INVESTMENTS
                                                      FUND ORGANIZATION

        5.           Management of the Fund           A MESSAGE FROM SCUDDER'S CHAIRMAN
                                                      FUND ORGANIZATION--Investment adviser, Transfer agent
                                                      SHAREHOLDER BENEFITS--A team approach to investing

        5A.          Management's Discussion of       NOT APPLICABLE
                     Fund Performance

        6.           Capital Stock and Other          DISTRIBUTION AND PERFORMANCE INFORMATION--Dividends and capital
                     Securities                            gains distributions
                                                      FUND ORGANIZATION
                                                      TRANSACTION INFORMATION--Tax information
                                                      SHAREHOLDER BENEFITS--SAIL (Scudder Automated Information Line),
                                                           Dividend reinvestment plan, T.D.D. service for the hearing impaired
                                                      HOW TO CONTACT SCUDDER

        7.           Purchase of Securities Being     PURCHASES
                     Offered                          TRANSACTION INFORMATION--Purchasing shares
                                                      INVESTMENT PRODUCTS AND SERVICES
                                                      FUND ORGANIZATION--Underwriter

        8.           Redemption or Repurchase         EXCHANGES AND REDEMPTIONS
                                                      TRANSACTION INFORMATION--Redeeming shares

        9.           Pending Legal Proceedings        NOT APPLICABLE


                             Cross Reference-Page 9


                SCUDDER MASSACHUSETTS LIMITED TERM TAX FREE FUND
                                   (continued)

PART B
------

                                                       Caption in Statement of
    Item No.        Item Caption                       Additional Information
    --------        ------------                       ----------------------

       10.          Cover Page                         COVER PAGE

       11.          Table of Contents                  TABLE OF CONTENTS

       12.          General Information and History    FUND ORGANIZATION

       13.          Investment Objectives and          THE FUNDS' INVESTMENT OBJECTIVE AND POLICIES
                    Policies                           PORTFOLIO TRANSACTIONS

       14.          Management of the Fund             TRUSTEES AND OFFICERS
                                                       REMUNERATION

       15.          Control Persons and Principal      TRUSTEES AND OFFICERS
                    Holders of Securities

       16.          Investment Advisory and Other      INVESTMENT ADVISER
                    Services                           ADDITIONAL INFORMATION--Experts, Other Information

       17.          Brokerage Allocation               PORTFOLIO TRANSACTIONS

       18.          Capital Stock and Other            FUND ORGANIZATION
                    Securities

       19.          Purchase, Redemption and           PURCHASES
                    Pricing of Securities Being        EXCHANGES AND REDEMPTIONS
                    Offered                            FEATURES AND SERVICES OFFERED BY THE FUND--Dividend and Capital
                                                            Gain Distribution Options
                                                       SPECIAL PLAN ACCOUNTS
                                                       NET ASSET VALUE

       20.          Tax Status                         TAXES

       21.          Underwriters                       DISTRIBUTOR

       22.          Calculation of Performance         PERFORMANCE INFORMATION
                    Information

       23.          Financial Statements               FINANCIAL STATEMENTS



                            Cross Reference-Page 10

This combined prospectus sets forth concisely the information about Scudder Massachusetts Limited Term Tax Free Fund and Scudder Massachusetts Tax Free Fund, each a series of Scudder State Tax Free Trust, an open-end management investment company, that a prospective investor should know before investing. Please retain it for future reference.


If you require more detailed information, a Statement of Additional Information for the Funds dated August 1, 1997, as amended from time to time, may be obtained without charge by writing Scudder Investor Services, Inc., Two International Place, Boston, MA 02110-4103 or calling 1-800-225-2470. The Statement, which is incorporated by reference into this prospectus, has been filed with the Securities and Exchange Commission and is available along with other related materials on the SEC's Internet Web site (http://www.sec.gov).


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Contents--see page 6.

NOT FCIC-        MAY LOSE VALUE
INSURED          NO BANK GUARANTEE

Scudder Massachusetts
Limited Term Tax Free Fund
----------------------------------

Scudder Massachusetts
Tax Free Fund


Prospectus
August 1, 1997


Two pure no-load(TM) (no sales charges) mutual funds which seek to provide double tax-free income exempt from both Massachusettsw statae personal income and regular federal income tax.

Expense information

Scudder Massachusetts Limited Term Tax Free Fund

How to compare a Scudder pure no-load(TM) fund

This information is designed to help you understand the various costs and expenses of investing in Scudder Massachusetts Limited Term Tax Free Fund (the "Fund"). By reviewing this table and those in other mutual funds' prospectuses, you can compare the Fund's fees and expenses with those of other funds. With Scudder's pure no-load(TM) funds, you pay no commissions to purchase or redeem shares, or to exchange from one fund to another. As a result, all of your investment goes to work for you.

1)   Shareholder  transaction  expenses:   Expenses  charged  directly  to  your
     individual account in the Fund for various transactions.

     Sales commissions to purchase shares (sales load)                  NONE

     Commissions to reinvest dividends                                  NONE

     Redemption fees                                                    NONE*

     Fees to exchange shares                                            NONE

2) Annual Fund operating expenses: Expenses paid by the Fund before it distributes its net investment income, expressed as a percentage of the Fund's average daily net assets for the fiscal year ended October 31, 1996.

     Investment management fee                                          0.45%**

     12b-1 fees                                                          NONE

     Other expenses                                                     0.30%
                                                                        -----

     Total Fund operating expenses                                      0.75%**
                                                                        =====

Example

Based on the level of total Fund operating expenses listed above, the total expenses relating to a $1,000 investment, assuming a 5% annual return and redemption at the end of each period, are listed below. Investors do not pay these expenses directly; they are paid by the Fund before it distributes its net investment income to shareholders. (As noted above, the Fund has no redemption fees of any kind.)

            1 Year           3 Years            5 Years            10 Years
            ------           -------            -------            --------

              $8               $24                $42                $93

See "Fund organization--Investment adviser" for further information about the investment management fee. This example assumes reinvestment of all dividends and distributions and that the percentage amounts listed under "Annual Fund operating expenses" remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual Fund expenses and return vary from year to year and may be higher or lower than those shown.

* You may redeem by writing or calling the Fund or by Write-A-Check. If you wish to receive your redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "Transaction information--Redeeming shares."

** Until October 31, 1997, the Adviser has agreed to waive a portion of its fee to the extent necessary so that the total annualized expenses of the Fund do not exceed 0.75% of average daily net assets. If the Adviser had not agreed to waive a portion of its fee so that the total annualized expenses of the Fund did not exceed 0.50% from August 1, 1995 to February 29, 1996 and 0.75% from March 1, 1996 to October 31, 1996, Fund expenses would have been: investment management fee 0.60%, other expenses 0.30% and total operating expenses 0.90% for the fiscal year ended October 31, 1996.

Expense information

Scudder Massachusetts Tax Free Fund

 How to compare a Scudder pure no-load(TM) fund

 This information is designed to help you understand the various costs and expenses of investing in Scudder Massachusetts Tax Free Fund (the "Fund"). By reviewing this table and those in other mutual funds' prospectuses, you can compare the Fund's fees and expenses with those of other funds. With Scudder's pure no-load(TM) funds, you pay no commissions to purchase or redeem shares, or to exchange from one fund to another. As a result, all of your investment goes to work for you.

1)   Shareholder  transaction  expenses:   Expenses  charged  directly  to  your
     individual account in the Fund for various transactions.

     Sales commissions to purchase shares (sales load)                   NONE

     Commissions to reinvest dividends                                   NONE

     Redemption fees                                                     NONE*

     Fees to exchange shares                                             NONE

 2) Annual Fund operating expenses: Expenses paid by the Fund before it distributes its net investment income, expressed as a percentage of the Fund's average daily net assets for the fiscal year ended March 31, 1997.

     Investment management fee                                             --%**

     12b-1 fees                                                          NONE

     Other expenses                                                        --%
                                                                         -----

     Total Fund operating expenses                                         --%**
                                                                         =====
 Example

 Based on the level of total Fund operating expenses listed above, the total expenses relating to a $1,000 investment, assuming a 5% annual return and redemption at the end of each period, are listed below. Investors do not pay these expenses directly; they are paid by the Fund before it distributes its net investment income to shareholders. (As noted above, the Fund has no redemption fees of any kind.)

             1 Year          3 Years           5 Years             10 Years
             ------          -------           -------             --------

               $8              $24               $42                 $94

 See "Fund organization--Investment adviser" for further information about the investment management fee. This example assumes reinvestment of all dividends and distributions and that the percentage amounts listed under "Annual Fund operating expenses" remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual Fund expenses and return vary from year to year and may be higher or lower than those shown.

 * You may redeem by writing or calling the Fund. If you wish to receive your redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "Transaction information--Redeeming shares."

 ** The Adviser waived a portion of its fee so that the Fund's total operating expenses did not exceed 0.75% from January 1, 1995 to December 31, 1995. The above table shows what the fees and expenses would have been if the Adviser had not agreed to waive a portion of its fee. Actual total operating expenses for the fiscal year ended March 31, 1997, with waiver, equaled __% of average daily net assets.

Financial highlights

Scudder Massachusetts Limited Term Tax Free Fund

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the audited financial statements.

If you would like more detailed information concerning the Fund's performance, a complete portfolio listing and audited financial statements are available in the Fund's Annual Report dated October 31, 1996 and may be obtained without charge by writing or calling Scudder Investor Services, Inc.


                                                                                  For the Period
                                                                                   February 15,
                                                                                       1994
                                                                                   (commencement
                                                   Years Ended October 31,        of operations) to
                                                                                   October 31,
                                                    1996            1995               1994
--------------------------------------------------------------------------------------------------

Net asset value, beginning of period                 $12.02          $11.64          $12.00

Income from investment operations:

Net investment income                                   .50             .54             .36

Net realized and unrealized gain (loss) on             (.03)            .38            (.36)
   investment transactions

Total from investment operations                        .47             .92             .00

Less distributions from net investment income          (.50)           (.54)           (.36)

Net asset value, end of period                       $11.99          $12.02          $11.64

--------------------------------------------------------------------------------------------------

Total Return (%) (a)                                   3.98            8.08            0.00**

Ratios and Supplemental Data

Net assets, end of period ($ millions)                   66              55              36

Ratio of operating expenses, net to average
   daily net assets (%)                                 .67             .24              --

Ratio of operating expenses before expense              .90             .92            1.44*
   reductions,
   to average daily net assets (%)

Ratio of net investment income to average
   daily net assets (%)                                4.16            4.56            4.45*

Portfolio turnover rate (%)                            12.4            27.4            26.3*

(a)  Total returns would have been lower had certain expenses not been reduced.

*    Annualized

**   Not annualized

Financial highlights

Scudder Massachusetts Tax Free Fund

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the audited financial statements. If you would like more detailed information concerning the Fund's performance, a complete portfolio listing and audited financial statements are available in the Fund's Annual Report dated March 31, 1997 and may be obtained without charge by writing or calling Scudder Investor Services, Inc.

                                                                                                       For the Period
                                                                                                        May 28, 1987
                                                                                                         (commence-
                                                                                                           ment of
                                                      Years Ended March 31,                              operations)
                                                                                                        to March 31,
                            1997    1996     1995    1994    1993    1992     1991     1990     1989        1988
 ----------------------------------------------------------------------------------------------------------------------

 Net asset value, beginning
    of period               13.70  13.33    13.16    13.61   12.81   12.44   12.25    12.23     12.28       12.00


 Income from investment
    operations:

 Net investment income        .70     .72     .74      .81     .84     .81     .83      .82       .81         .69

 Net realized and unrealized
    gain (loss) on investment
    transactions              .02     .37     .18     (.33)    .96     .46     .19      .13       .22         .21

 Total from investment
    operations                .72    1.09     .92      .48    1.80    1.27    1.02     1.03       .95         .90

 Less distributions:

 From net investment
    income                   (.70)   (.72)   (.74)    (.81)   (.84)   (.81)   (.83)    (.82)     (.88)       (.62)

 From net realized gains on
    investment transactions    --      --      --     (.08)   (.16)   (.09)     --     (.11)(a)  (.20)         --

 In excess of net realized
    gains                      --      --    (.01)    (.04)     --      --      --       --        --          --

 Total distributions         (.70)   (.72)   (.75)    (.93)  (1.00)   (.90)   (.83)    (.93)    (1.08)       (.62)

 Net asset value, end of
    period
                            13.72   13.70   13.33    13.16   13.61   12.81   12.44    12.25     12.23       12.28

 ----------------------------------------------------------------------------------------------------------------------

 Total Return (%) (b)        5.39    8.28    7.37     3.37   14.59   10.46    8.60     7.89      9.50        7.73**

 Ratios and Supplemental Data

 Net assets, end of period
    ($ millions)              330     314     296      332     267     120      67       46        31          16

 Ratio of operating           .76     .75     .47      .07      --     .48     .60      .60       .51         .50*
    expenses, net to
    average
    daily net assets (%)

 Ratio of operating expenses
    before expense reductions,
    to average daily net
    assets (%)                .76     .76     .77      .77     .83     .93    1.05     1.16      1.20        2.25*

 Ratio of net investment
    income to average
    daily net assets (%)     5.12    5.23    5.73     5.80    6.36    6.38    6.72     6.60      7.23        7.55*

 Portfolio turnover rate (%)11.51    20.9    10.2     17.0    29.6    23.2    27.1     45.5     110.5        95.9*


(a) Includes $.01 per share distributions in excess of realized gains pursuant to Internal Revenue Code Section 4982.

(b)  Total returns would have been lower had certain expenses not been reduced.

*    Annualized          **   Not annualized

A message from Scudder's chairman


Scudder, Stevens & Clark, Inc., investment adviser to the Scudder Family of Funds, was founded in 1919. We offered America's first no-load mutual fund in 1928. Today, we manage in excess of $115 billion for many private accounts and over 50 mutual fund portfolios. We manage the mutual funds in a special program for the American Association of Retired Persons, as well as the fund options available through Scudder Horizon Plan, a tax-advantaged variable annuity. We also advise The Japan Fund and nine closed-end funds that invest in countries around the world.


The Scudder Family of Funds is designed to make investing easy and less costly. It includes money market, tax free, income and growth funds as well as IRAs, 401(k)s, Keoghs and other retirement plans.

Services available to all shareholders include toll-free access to the professional service representatives of Scudder Investor Relations, easy exchange among funds, shareholder reports, informative newsletters and the walk-in convenience of Scudder Funds Centers.

All Scudder mutual funds are pure no-load(TM). This means you pay no commissions to purchase or redeem your shares or to exchange from one fund to another. There are no "12b-1" fees either, which many other funds now charge to support their marketing efforts. All of your investment goes to work for you. We look forward to welcoming you as a shareholder.

                                         /s/Daniel Pierce

The Funds

o seek to provide double tax-free income exempt from both Massachusetts personal and regular federal income tax

o active portfolio management by Scudder's professional team of credit analysts and municipal bond market experts

o    dividends declared daily and paid monthly

Scudder Massachusetts Limited Term Tax Free Fund

o    average portfolio maturity limited to between one and five years

o    invests primarily in shorter-term, investment-grade municipal securities

o    free checkwriting

Scudder Massachusetts Tax Free Fund

o    invests primarily in long-term investment-grade municipal securities

Contents

Investment objectives and policies                     7
Summary of important features                          9
Tax-exempt vs. taxable income                          9
Why invest in these Funds?                            10
Additional information about policies
   and investments                                    11
Purchases                                             16
Exchanges and redemptions                             17
Distribution and performance information              18
Fund organization                                     20
Transaction information                               21
Shareholder benefits                                  24
Trustees and Officers                                 28
Investment products and services                      29
How to contact Scudder                                30

Investment objectives and policies

Scudder Massachusetts Limited Term Tax Free Fund and Scudder Massachusetts Tax Free Fund (the "Funds"), each a non-diversified series of Scudder State Tax Free Trust, are pure no load(TM) funds designed for Massachusetts residents seeking income exempt from both state and regular federal income tax. Because these Funds are intended for investors subject to Massachusetts personal income tax, they may not be appropriate for all investors and are not available in all states.

The two Funds have different investment objectives and characteristics. Their two prospectuses are presented together so you can understand their important differences and decide which Fund or combination of the two is most suitable for your investment needs.

Except as otherwise indicated, each Fund's investment objective and policies are not fundamental and may be changed without a vote of shareholders. If there is a change in investment objective, shareholders should consider whether that Fund remains an appropriate investment in light of their then current financial position and needs. There can be no assurance that either Fund's objective will be met.

Scudder Massachusetts Limited Term Tax Free Fund

Scudder Massachusetts Limited Term Tax Free Fund seeks a higher and more stable level of income than normally provided by tax-free money market investments, yet more price stability than investments in intermediate- and long-term municipal bonds.

The Fund's objective is to provide as high a level of income exempt from Massachusetts state personal income and regular federal income tax as is consistent with a high degree of price stability. The dollar-weighted average effective maturity of the Fund's portfolio will range between one and five years. Within this limitation, Scudder Massachusetts Limited Term Tax Free Fund may not purchase individual securities with effective maturities greater than 10 years at the time of purchase or issuance, whichever is later.

Scudder Massachusetts Tax Free Fund

Scudder Massachusetts Tax Free Fund seeks a higher level of income than normally provided by tax-free money market or tax-free short-term investments. Typically, however, it will experience less price stability than Scudder Massachusetts Limited Term Tax Free Fund because the investments will be principally in municipal securities with long-term maturities (i.e., more than 10 years). Scudder Massachusetts Tax Free Fund has the flexibility, however, to invest in Massachusetts municipal securities with short- and medium-term maturities as well.

Quality standards of both Funds

Normally, at least 75% of the municipal securities purchased by each Fund will be investment-grade quality which are those rated Aaa, Aa, A or Baa by Moody's Investors Service, Inc. ("Moody's") or AAA, AA, A or BBB by Standard & Poor's ("S&P") or Fitch Investors Service, Inc. ("Fitch"), or if unrated, judged by the Fund's investment adviser, Scudder, Stevens & Clark, Inc. (the "Adviser"), to be of equivalent quality. This limit notwithstanding, Scudder Massachusetts Limited Term Tax Free Fund will, under normal conditions, invest at least 50% of its total assets in fixed-income securities rated A or better by Moody's, S&P or Fitch or unrated securities judged by the Adviser to be of equivalent quality at the time of purchase. To the extent the Fund invests in higher-grade securities, it will be unable to avail itself of opportunities for higher income which may be available with lower-grade investments. Securities in these three top rating categories are judged by the Adviser to have an adequate if not strong capacity to repay principal and pay interest.

Each Fund may invest up to 25% of its total assets in fixed-income securities rated below investment-grade; that is, rated below Baa by Moody's or below BBB by S&P or Fitch, or in unrated securities of equivalent quality as determined by the Adviser. The Funds may not invest in fixed-income securities rated below B by Moody's, S&P or Fitch, or their equivalent.

During the fiscal year ended March 31, 1996 for Scudder Massachusetts Tax Free Fund and October 31, 1996 for Scudder Massachusetts Limited Term Tax Free Fund, the average monthly dollar-weighted market value of the bonds in each Fund's portfolio rated lower than Baa by Moody's or BBB by S&P or Fitch, or their equivalent was 0%.

High quality bonds, those within the two highest of the quality rating categories, characteristically have a strong capacity to pay interest and repay principal. Medium-grade bonds, those within the next two such categories, are defined as having adequate capacity to pay interest and repay principal. In addition, certain medium-grade bonds are considered to have speculative characteristics. While some lower-grade bonds (so-called "junk bonds") have produced higher yields in the past than investment-grade bonds, they are considered to be predominantly speculative and, therefore, carry greater risk.

The Funds' investments must also meet credit standards applied by the Adviser. Should the rating of a portfolio security be downgraded after being purchased by either Fund, the Adviser will determine whether it is in the best interest of that Fund to retain or dispose of the security.

Investments of both Funds

It is a fundamental policy, which may not be changed without a vote of shareholders, that each Fund normally invests at least 80% of its net assets in municipal securities of issuers located in Massachusetts and other qualifying issuers (including Puerto Rico, the U.S. Virgin Islands and Guam). It is the opinion of bond counsel, rendered on the date of issuance, that income from these obligations is exempt from both Massachusetts personal income tax and regular federal income tax ("Massachusetts municipal securities"). These securities include municipal bonds, which meet longer-term capital needs and generally have maturities of more than one year when issued. Municipal bonds include general obligation bonds, which are secured by the issuer's pledge of its faith, credit and taxing power for payment of principal and interest, and revenue bonds, which may be issued to finance projects owned or used by either private or public entities and which include bonds issued to finance industrial enterprises and pollution control facilities.

Each Fund may invest in other municipal securities such as variable rate demand instruments, as well as municipal notes of issuers located in Massachusetts and other qualifying issuers, which are generally used to provide short-term capital needs and have maturities of one year or less. Municipal notes include tax anticipation notes, revenue anticipation notes, bond anticipation notes and construction loan notes. For federal income tax purposes, the income earned from municipal securities may be entirely tax-free, taxable or subject to only the alternative minimum tax.

Under normal market conditions, each Fund expects 100% of its portfolio securities to consist of Massachusetts municipal securities. However, if defensive considerations or an unusual disparity between after-tax income on taxable and municipal securities makes it advisable, up to 20% of a Fund's assets may be held in cash or invested in short-term taxable investments, including U.S. Government obligations and money market instruments and, in the case of Scudder Massachusetts Tax Free Fund, repurchase agreements.

Summary of important features

-----------------------------------------------------------------------------------------------------------------------
                  Investment objectives      Investments         Maturity              Quality           Dividends
                   and characteristics

Scudder         o  prices expected to     o  focus on       o  primarily        o  75% of             o  declared daily
Massachusetts      fluctuate moderately      investment-       shorter-term        investments rated     and paid
Limited Term       with changes in           grade             bonds, average      within top four       monthly
Tax Free Fund      interest rates            Massachusetts     maturity            quality ratings,
                                             municipal         between one         including 50%       o  option to
                o  income exempt from        securities        and five years      within top three,      receive in
                   both Massachusetts                                              or judged to be of     cash or
                   state personal income                                           comparable             reinvest in
                   tax and regular federal                                         quality                additional
                   income tax                                                                             shares

Scudder         o  prices will fluctuate  o  Focus on       o  primarily        o  75% of             o  declared daily
Massachusetts      with changes in           investment-       long-term           investments rated     and paid
Tax Free Fund      interest rates            grade             bonds, generally    within top four       monthly
                                             Massachusetts     with maturities     quality ratings or
                o  income exempt from        municipal         of more than ten    judged to be of    o  option to
                   both Massachusetts        securities        years               comparable            receive in cash
                   state personal income                                           quality               or reinvest in
                   tax and regular                                                                       additional
                   federal income tax                                                                    shares

-----------------------------------------------------------------------------------------------------------------------

Tax-exempt vs. taxable income

-------------------------------------------------------------------------------------------------------------------------

(THE INFORMATION BELOW TO BE UPDATED)


Tax Free Yields and Corresponding Taxable Equivalents. The table below shows Massachusetts taxpayers what an investor would have to earn from a comparable taxable investment to equal Scudder Massachusetts Limited Term Tax Free Fund's or Scudder Massachusetts Tax Free Fund's double tax-free yield.

Today many investors may find that federal tax and Massachusetts personal income tax rates make either Fund an attractive alternative to investments paying taxable income.


                                                                TO EQUAL HYPOTHETICAL TAX-FREE YIELDS OF 5%, 7%
                                        COMBINED                AND 9%, A TAXABLE INVESTMENT WOULD HAVE TO EARN*:
     1997 TAXABLE INCOME:           MARGINAL TAX RATE:              5%                  7%                   9%
                        INDIVIDUAL
     -------------------------------------------------
         $  24,000-58,150                   36.64%                 7.89%               11.05%              14.20%

           58,151-121,300                   39.28                  8.23                11.53               14.82

          121,301-263,750                   43.68                  8.88                12.43               15.98

             OVER 263,750                   46.85                  9.41                13.17               16.93

                      JOINT RETURN
     -------------------------------------------------
         $  40,100-96,900                   36.64%                 7.89%               11.05%              14.20%

           96,901-147,700                   39.28                  8.23                11.53               14.82

          147,701-263,750                   43.68                  8.88                12.43               15.98

             OVER 263,750                   46.85                  9.41                13.17               16.93

* These illustrations assume a marginal federal income tax rate of 28% to 39.6% and that the federal alternative minimum tax is not applicable. Upper income individuals may be subject to an effective federal income tax rate in excess of the applicable marginal rate as a result of the phase-out of personal exemptions and itemized deductions made permanent by the Revenue Reconciliation Act of 1993. Individuals subject to these phase-out provisions would have to invest in taxable securities with a yield in excess of those shown on the table in order to achieve an after-tax yield equivalent to the yield on a comparable tax-exempt security.

Each Fund may temporarily invest more than 20% of its net assets in taxable securities during periods which, in the Adviser's opinion, require a defensive position.

Each Fund may also invest up to 20% of its total assets in municipal securities the interest income from which is taxable or subject to the alternative minimum tax ("AMT" bonds). Fund distributions from interest on certain municipal securities subject to the alternative minimum tax, such as private activity bonds, will be a preference item for purposes of calculating individual and corporate alternative minimum taxes, depending upon investors' particular situations. In addition, state and local taxes may apply, depending upon your state and local tax laws.

Each Fund may invest in third party puts, and when-issued or forward delivery securities, which may involve certain expenses and risks, including credit risks. Scudder Massachusetts Tax Free Fund may also enter into repurchase agreements, reverse repurchase agreements and stand-by commitments which may involve certain expenses and risks, including credit risks. None of these securities and techniques is expected to comprise a major portion of the Funds' investments. In addition, each Fund may purchase indexed securities and may engage in strategic transactions. See "Additional information about policies and investments" for more information about certain of these investment techniques.

Each Fund purchases securities that it believes are attractive and competitive values in terms of quality, yield and the relationship of current price to maturity value. However, recognizing the dynamics of municipal obligation prices in response to changes in general economic conditions, fiscal and monetary policies, interest rate levels and market forces such as supply and demand for various issues, the Adviser, subject to the Trustees' supervision, performs credit analysis and manages each Fund's portfolio continuously, attempting to take advantage of opportunities to improve total return, which is a combination of income and principal performance over the long term.

Why invest in these Funds?

The Funds are professionally managed portfolios consisting primarily of investment-grade municipal securities. The Adviser believes that investment results can be enhanced by active professional management. Professional management distinguishes the Funds from unit investment trusts, which cannot be actively managed.

Tax-free income

As illustrated by the chart on the preceding page, depending on your tax bracket and individual situation, you may earn a substantially higher after-tax return from these Funds than from comparable investments that pay income subject to both Massachusetts personal income tax and regular federal income tax. For example, if your regular federal marginal tax rate is 36% and your Massachusetts tax rate is 12%, your effective combined marginal tax rate is 43.68% when adjusted for the deductibility of state taxes. This means, for example, you would need to earn a taxable return of 8.56% to receive after-tax income equal to the 4.82% tax-free yield provided by Scudder Massachusetts Tax Free Fund for the 30-day period ended March 31, 1996, or earn a taxable return of 7.14% to receive after-tax income equal to the 4.02% tax-free yield provided by Scudder Massachusetts Limited Term Tax Free Fund for the 30-day period ended October 31, 1996. In other words, it would be necessary to earn $1,775 from a taxable investment to equal $1,000 of tax-free income you receive from either Fund. The yield levels of tax-free and taxable investments continually change. Before investing in a Fund, you should compare its yield to the after-tax yield you would receive from a comparable investment paying taxable income. For up-to-date yield information on the Funds, shareholders can call SAIL, Scudder Automated Information Line, for toll-free information at any time.

Investment characteristics

Scudder Massachusetts Limited Term Tax Free Fund is managed for current income, liquidity and a relatively high degree of price stability. For the investor who can tolerate more price volatility, Scudder Massachusetts Limited Term Tax Free Fund can be used as an alternative to a tax-free money market fund. While a tax-free money fund is managed for total price stability, it generally offers lower and less stable yields than a short-term municipal bond fund. Further, Scudder Massachusetts Limited Term Tax Free Fund may appeal to investors concerned about market volatility or the possibility of rising interest rates, and so are willing to accept somewhat lower yields than normally provided by a longer-term bond fund in exchange for greater price stability. Some investors may view Scudder Massachusetts Limited Term Tax Free Fund as a tax-free alternative to a bank certificate of deposit ("CD"). While an investment in Scudder Massachusetts Limited Term Tax Free Fund is not federally insured and there is no guarantee of price stability, an investment in the Fund--unlike a CD--is not locked away for any period, may be redeemed at any time without incurring early withdrawal penalties and may provide a higher after-tax yield.

Investors may choose Scudder Massachusetts Tax Free Fund as an alternative or complement to tax-free money market or tax-free shorter-term investments. Although shareholders will be assuming the possibility of greater price fluctuation, they will typically be receiving a higher yield than normally provided by tax-free income funds with relatively short maturities. Investors in either Fund will also benefit from the convenience, cost-savings and professional management of a mutual fund free of sales commissions. Scudder, Stevens & Clark, Inc. has been researching and managing fixed-income investments since 1929 and currently oversees more than $60 billion in bonds, including $14 billion in municipal securities. Further, Scudder, Stevens & Clark, Inc. serves as investment manager to 13 tax-free mutual funds with assets exceeding $2 billion as of January 31, 1997.

In addition, each Fund offers all the benefits of the Scudder Family of Funds. Scudder, Stevens & Clark, Inc. manages a diverse family of pure no-load(TM) funds and provides a wide range of services to help investors meet their investment needs. Please refer to "Investment products and services" for additional information.

Additional information about policies and investments

Investment restrictions

Each Fund has adopted certain fundamental policies which may not be changed without a vote of shareholders and which are designed to reduce the Funds' investment risk.

Each Fund may not borrow money except as a temporary measure for extraordinary or emergency purposes or, in the case of Scudder Massachusetts Tax Free Fund, in connection with reverse repurchase agreements.


Scudder Massachusetts Limited Term Tax Free Fund may not make loans except through the lending of portfolio securities, the purchase of debt securities or through repurchase agreements. Scudder Massachusetts Tax Free Fund may not make loans except through the lending of portfolio securities, purchase of debt obligations or through repurchase agreements.


Each Fund may invest more than 25% of its assets in industrial development or other private activity bonds. For purposes of each Fund's investment limitation regarding concentration of investments in any one industry, all such bonds ultimately payable by companies within the same industry will be considered as if they were issued by issuers in the same industry.



A complete description of these and other policies and restrictions is contained under "Investment Restrictions" in the Funds' Statement of Additional Information.

Investing in Massachusetts

Each Fund is more susceptible to factors adversely affecting issuers of Massachusetts municipal securities than is a comparable municipal bond fund that does not focus on investments of Massachusetts issuers. Since 1989, Massachusetts has experienced growth rates significantly below the national average and an economic recession in 1990 and 1991 caused negative growth rates in Massachusetts. All sectors of the economy have experienced job losses, including high technology, construction and financial industries. In addition, the economy has experienced shifts in employment from labor-intensive manufacturing industries to technology and service-based industries. After declining since 1989, total Massachusetts employment showed positive annual growth in 1993 and 1994. Employment in 1993 and 1994 increased in all sectors, except manufacturing which has experienced declines in each year since 1985. In 1995, total non-agricultural employment in Massachusetts grew at a rate of 2.4% with the most rapid growth coming in the construction sector and the services sector, which grew at rates of 4.7% and 4.9%, respectively. The unemployment rate for the Commonwealth for 1996 was 4.1% compared to the national rate of 5.2%. Real income levels in Massachusetts declined between 1989 and 1991. Since 1994, however, real per capita income levels in Massachusetts have increased faster than the national average, showing growth rates of 3.6% and 3.0% in 1994 and 1995, respectively. Massachusetts had the third highest level of personal income in the United States in 1995. For additional information about the Massachusetts economy, see the Funds' Statement of Additional Information dated March 1, 1997.

When-issued securities

Each Fund may purchase securities on a when-issued or forward delivery basis, for payment and delivery at a later date. The price and yield are generally fixed on the date of commitment to purchase. During the period between purchase and settlement, no interest accrues to the Fund. At the time of settlement, the market value of the security may be more or less than the purchase price.

Repurchase agreements

As a means of earning taxable income for periods as short as overnight, Scudder Massachusetts Tax Free Fund may enter into repurchase agreements with selected banks and broker/dealers. Under a repurchase agreement, the Fund acquires securities, subject to the seller's agreement to repurchase at a specified time and price. Income from repurchase agreements will be taxable when distributed to shareholders.

Stand-by commitments

To facilitate liquidity, Scudder Massachusetts Tax Free Fund may enter into "stand-by commitments" permitting it to resell municipal securities to the original seller at a specified price. Stand-by commitments generally involve no cost to the Fund, and any costs would be, in any event, limited to no more than 0.50% of the value of the total assets of the Fund. Any such costs may, however, reduce yield.

Third party puts

Each Fund may purchase long-term fixed rate bonds that have been coupled with an option granted by a third party financial institution allowing the Funds at specified intervals to tender (or "put") its bonds to the institution and receive the face value thereof. These third party puts are available in several different forms, may be represented by custodial receipts or trust certificates and may be combined with other features such as interest rate swaps.

Variable rate demand instruments

Each Fund may purchase variable rate demand instruments that are tax-exempt municipal obligations providing for a periodic adjustment in the interest rate paid on the instrument according to changes in interest rates generally.

These instruments also permit the Funds to demand payment of the unpaid principal balance plus accrued interest upon a specified number of days' notice to the issuer or its agent.

Municipal lease obligations

Each Fund may invest in municipal lease obligations and participation interests in such obligations. These obligations, which may take the form of a lease, an installment purchase contract or a conditional sales contract, are issued by state and local governments and authorities to acquire land and a wide variety of equipment and facilities. Generally, the Funds will not hold such obligations directly, but will purchase a certificate of participation or other participation interest in a municipal obligation from a bank or other financial intermediary. A participation interest gives the Funds a proportionate interest in the underlying obligation.

Indexed securities

Each Fund may invest in indexed securities, the value of which is linked to currencies, interest rates, commodities, indices or other financial indicators ("reference instruments"). The interest rate or (unlike most fixed-income securities) the principal amount payable at maturity of an indexed security may be increased or decreased, depending on changes in the value of the reference instrument.

Strategic Transactions and derivatives

Each Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates and broad or specific market movements), to manage the effective maturity or duration of each Fund's portfolio, or to enhance potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

In the course of pursuing these investment strategies, the Funds may purchase and sell exchange-listed and over-the-counter put and call options on securities, fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, and enter into various interest rate transactions such as swaps, caps, floors or collars (collectively, all the above are called "Strategic Transactions"). Strategic Transactions may be used without limit (except to the extent that 80% of each Fund's net assets are required to be invested in tax-exempt Massachusetts municipal securities, and as limited by each Fund's other investment restrictions) to attempt to protect against possible changes in the market value of securities held in or to be purchased for each Fund's portfolio resulting from securities markets fluctuations, to protect each Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of each Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities.

Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of each Fund's assets will be committed to

Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Funds to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. Each Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not for speculative purposes. Please refer to "Risk factors--Strategic Transactions and derivatives" for more information.

Risk factors

The Funds' risks are determined by the nature of the securities held and the portfolio management strategies used by the Adviser. The following are descriptions of certain risks related to the investments and techniques that the Funds may use from time to time.

Non-diversified investment company. As "non-diversified" investment companies, each Fund may invest a greater proportion of their assets in the securities of a smaller number of issuers than a diversified investment company could. The investment of a large percentage of each Fund's assets in the securities of a small number of issuers may cause a Fund's share price to fluctuate more than that of a diversified investment company.

Investing in Massachusetts. If either Massachusetts or any of its local governmental entities or public instrumentalities were to be unable to meet its financial obligations, the income derived by the Funds, their net asset value or liquidity and the ability to preserve or realize appreciation of the Funds' capital could be adversely affected.

The persistence of serious financial difficulties could adversely affect the market value and marketability of, or result in default in payment on, outstanding municipal securities. Beginning in fiscal 1987 through fiscal 1991, the Commonwealth experienced operating deficits and lower than anticipated tax revenues resulting in an extended period of serious financial difficulties. The Commonwealth ended fiscal 1992 with a $312.3 million operating surplus and a positive fund balance of $549.4 million, when combined with the prior year surplus attributable to deficit bonds. The Commonwealth ended both fiscal 1993 and fiscal 1994 with surpluses of $13.1 million and $26.8 million, respectively, and positive aggregate ending fund balances in budgeted operating funds of $562.5 million and approximately $589.3 million, respectively. The Commonwealth ended fiscal 1995 with an operating gain of $137 million and an ending fund balance of $726 million. Preliminary reports indicate that the Commonwealth ended fiscal 1996 with a surplus of revenues and other sources over expenditures and other uses of $426.4 million resulting in aggregate ending fund balances in the Commonwealth's budgeted operating funds of approximately $1.153 billion. The fiscal 1997 budget calls for approximately $17.5 billion in expenditures.

As of the date of this prospectus, the Commonwealth's general obligation bonds are rated A+ by S&P and A1 by Moody's. From time to time, the rating agencies may change their ratings in response to budgetary matters or other economic indicators. Massachusetts local governmental entities are subject to certain limitations on their taxing power that could affect their ability or the ability of the Commonwealth to meet their respective financial obligations. See "Investing in Massachusetts" in the Funds' Statement of Additional Information for further details about the risks of investing in Massachusetts municipal securities.

Lower-grade debt securities. While each Fund invests 75% of its assets in investment-grade securities, each may invest a portion of its assets in lower-grade securities rated below Baa by Moody's or below BBB by S&P or Fitch. Securities rated below investment-grade are commonly referred to as "junk bonds" and involve greater price volatility and higher degrees of speculation with respect to the payment of principal and interest than higher quality fixed-income securities. The market prices of such lower-rated debt securities may decline significantly in periods of general economic difficulty. In addition, the trading market for these securities is generally less liquid than for higher rated securities and a Fund may have difficulty disposing of these securities at the time it wishes to. The lack of a liquid secondary market for certain securities may also make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing its portfolio and calculating its net asset value.

Third party puts. In connection with a third party put, the financial institution granting the option does not provide credit enhancement, and typically if there is a default on or significant downgrading of the bond or a loss of its tax-exempt status, the put option will terminate automatically and the risk to the Funds will be that of holding a long-term bond.

Municipal lease obligations. Municipal lease obligations and participation interests in such obligations frequently have risks distinct from those associated with general obligation or revenue bonds. Municipal lease obligations are not secured by the governmental issuer's credit, and if funds are not appropriated for lease payments, the lease may terminate, with the possibility of default on the lease obligation and significant loss to the Funds. Although "non-appropriation" obligations are secured by the leased property, disposition of that property in the event of foreclosure might prove difficult, time consuming and costly. In addition, the tax treatment of such obligations in the event of non-appropriation is unclear. In evaluating the credit quality of a municipal lease obligation that is unrated, the Adviser will consider a number of factors including the likelihood that the governmental issuer will discontinue appropriating funding for the leased property.

Illiquid or restricted investments. The absence of a trading market can make it difficult to ascertain a market value for illiquid or restricted investments. Disposing of illiquid or restricted investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for a Fund to sell them promptly at an acceptable price.

Indexed securities. Indexed securities may be positively or negatively indexed, so that appreciation of the reference instrument may produce an increase or a decrease in the interest rate or value at maturity of the security. In addition, the change in the interest rate or value at maturity of the security may be some multiple of the change in the value of the reference instrument. Thus, in addition to the credit risk of the security's issuer, a Fund will bear the market risk of the reference instrument.

Strategic Transactions and derivatives. Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view

(Continued on page 18)

  Purchases

 Opening             Minimum initial investment: $2,500; IRAs $1,000
 an account          Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums.
                     See appropriate plan literature.

 Make checks         o  By Mail              Send your completed and signed application and check
 payable to "The
 Scudder Funds."                                 by regular mail to:        or            by express, registered,
                                                                                          or certified mail to:
                                                 The Scudder Funds                        Scudder Shareholder Service
                                                 P.O. Box 2291                            Center
                                                 Boston, MA                               42 Longwater Drive
                                                 02107-2291                               Norwell, MA
                                                                                          02061-1612

                     o  By Wire              Please see Transaction information--Purchasing shares--
                                             By wire for details, including the ABA wire transfer number.
                                             Then call 1-800-225-5163 for instructions.

                     o  In Person            Visit one of our Funds Centers to complete your application with the help of a Scudder representative. Funds Center
                                             locations are listed under Shareholder benefits.
 -----------------------------------------------------------------------------------------------------------------------
 Purchasing          Minimum additional investment: $100; IRAs $50
 additional          Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums.
 shares              See appropriate plan literature.

 Make checks         o  By Mail              Send a check with a Scudder investment slip, or with a letter of
 payable to "The                             instruction including your account number and the complete
 Scudder Funds."                             Fund name, to  the appropriate address listed above.

                     o  By Wire              Please see Transaction information--Purchasing shares--
                                             By wire for details, including the ABA wire transfer number.

                     o  In Person            Visit one of our Funds Centers to make an additional
                                             investment in your Scudder fund account. Funds Center
                                             locations are listed under Shareholder benefits.

                     o  By Telephone         Please see Transaction information--Purchasing shares--
                                             By AutoBuy or By telephone order for more details.

                     o  By Automatic         You may arrange to make investments on a regular basis
                        Investment           through automatic Plan deductions from your bank checking
                        ($50 minimum)        account. Please call 1-800-225-5163  for more information and an enrollment form.

  Exchanges and redemptions

 Exchanging        Minimum investments:         $2,500 to establish a new account;
 shares                                         $100 to exchange among existing accounts

                   o  By Telephone    To speak with a service representative, call 1-800-225-5163 from
                                      8 a.m. to 8 p.m. eastern time or to access SAIL(TM), Scudder's Automated
                                      Information Line, call 1-800-343-2890 (24 hours a day).

                   o  By Mail         Print or type your instructions and include:
                      or Fax            -   the name of the Fund and the account number you are exchanging from;
                                        -   your name(s) and address as they appear on your account;
                                        -   the dollar amount or number of shares you wish to exchange;
                                        -   the name of the Fund you are exchanging into;
                                        -   your signature(s) as it appears on your account; and
                                        -   a daytime telephone number.

                                      Send your instructions
                                      by regular mail to:      or   by express, registered,   or   by fax to:
                                                                    or certified mail to:

                                      The Scudder Funds             Scudder Shareholder            1-800-821-6234
                                      P.O. Box 2291                 Service Center
                                      Boston, MA 02107-2291         42 Longwater Drive
                                                                    Norwell, MA
                                                                    02061-1612

 Redeeming         o  By Telephone    To speak with a service representative, call 1-800-225-5163 from
 shares                               8 a.m. to 8 p.m. eastern time or to access SAIL(TM), Scudder's Automated
                                      Information Line, call 1-800-343-2890 (24 hours a day). You may have redemption proceeds sent to your predesignated bank account, or redemption proceeds of up to $50,000 sent to your address of record.

                   o  By "Write-      You may redeem shares by writing checks against your account
                      A-Check"        balance as often as you like for at least $100, but not more than
                                      $5,000,000.

                   o  By Mail         Send your instructions for redemption to the appropriate address or fax number
                      or Fax          above and include:

                                        - the name of the Fund and account number you are redeeming from;
                                        - your name(s) and address as they appear on your account;
                                        - the dollar amount or number of shares you wish to redeem;
                                        - your signature(s) as it appears on your account; and
                                        - a daytime telephone number.

                                      A signature guarantee is required for redemptions over $50,000.
                                      See Transaction information--Redeeming shares.

                   o  By Automatic    You may arrange to receive automatic cash payments periodically.
                      Withdrawal      Call  1-800-225-5163 for more information and an enrollment form.
                      Plan

(Continued from page 15)

as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to a Fund, force the purchase or sale of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation a Fund can realize on its investments or cause a Fund to hold a security it might otherwise sell.

The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of a Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of a Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, a Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures contracts and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized. The Strategic Transactions that each Fund may use and some of their risks are described more fully in the Funds' Statement of Additional Information.

Distribution and performance information

Dividends and capital gains distributions

The Funds' dividends from net investment income are declared daily and distributed monthly. The Funds intend to distribute net realized capital gains after utilization of capital loss carryforwards, if any, in November or December to prevent application of federal excise tax, although an additional distribution may be made if necessary. Any dividends or capital gains distributions declared in October, November or December with a record date in such a month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. According to preference, shareholders may receive distributions in cash or have them reinvested in additional shares of the Funds.

Distributions derived from interest on Massachusetts municipal securities are not subject to regular federal income taxes, except for the possible applicability of the federal alternative minimum tax. For federal income tax purposes, a portion of the Funds' income may be taxable to shareholders as ordinary income. Long-term capital gains distributions, if any, are taxable as long-term capital gains for federal income tax purposes, regardless of the length of time shareholders have owned their shares. Short-term capital gains and any other taxable income distributions are taxable as ordinary income. Distributions of tax-exempt income are taken into consideration in computing the portion, if any, of Social Security and railroad retirement benefits subject to federal and, in some cases, state taxes.

Under Massachusetts law, dividends paid by the Funds are exempt from Massachusetts personal income tax for individuals who reside in Massachusetts to the extent such dividends are exempt from regular federal income tax and are identified by the Funds as derived from interest payments on Massachusetts municipal securities and certain other qualifying securities (including Puerto Rico, the U.S. Virgin Islands and Guam). Long-term capital gains distributions are taxable as long-term capital gains, except such distributions which the Funds identify as derived from the sale of certain Massachusetts obligations which are exempt from Massachusetts personal income tax. These obligations, which are few in number, are those issued pursuant to legislation which specifically exempts gain on their sale from Massachusetts income taxation.

The Funds expect to ordinarily provide income that is 100% free from Massachusetts personal income tax and regular federal income tax. However, gains from certain Strategic Transactions are taxable.

Some of the Funds' interest income may be treated as a tax preference item that may subject an individual investor to liability (or increased liability) under the federal alternative minimum tax, depending upon an investor's particular situation. However, at least 80% of each Fund's net assets will normally be invested in Massachusetts municipal securities whose interest income is not treated as a tax preference item under the individual alternative minimum tax. Tax-exempt income may also subject a corporate investor to liability (or increased liability) under the corporate alternative minimum tax.

Each Fund sends detailed tax information to shareholders about the amount and type of their distributions by January 31 of the following year.

Performance information

From time to time, quotations of each Fund's performance may be included in advertisements, sales literature, or shareholder reports. All performance figures are historical, show the performance of a hypothetical investment and are not intended to indicate future performance. The "SEC yield" of a Fund is an annualized expression of the net income generated by a Fund over a specified 30-day (one month) period, as a percentage of a Fund's share price on the last day of that period. This yield is calculated according to methods required by the Securities and Exchange Commission (the "SEC"), and therefore may not equate to the level of income paid to shareholders. A Fund's "tax-equivalent yield" is calculated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of a Fund's yield, assuming certain tax brackets for a Fund shareholder. Yields are expressed as annualized percentages. "Total return" is the change in value of an investment in a Fund for a specified period. The "average annual total return" of a Fund is the average annual compound rate of return of an investment in a Fund assuming the investment has been held for one year, five years and the life of the Fund as of a stated ending date. (If a Fund has not been in operation for at least ten years, the life of the Fund is used where applicable.) "Cumulative total return" represents the cumulative change in value of an investment in a Fund for various periods. All types of total return calculations assume that all dividends and capital gains distributions during the period were reinvested in shares of a Fund.

Performance will vary based upon, among other things, changes in market conditions and the level of each Fund's expenses.

Fund organization

Scudder Massachusetts Limited Term Tax Free Fund and Scudder Massachusetts Tax Free Fund are series of Scudder State Tax Free Trust (the "Trust"), an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Trust was organized as a Massachusetts business trust in May 1983.

The Funds' activities are supervised by the Trust's Board of Trustees. Shareholders have one vote for each share held on matters on which they are entitled to vote. The Trust is not required to hold, and has no current intention of holding annual shareholder meetings, although special meetings may be called for purposes such as electing or removing Trustees, changing fundamental investment policies or approving an investment management contract. Shareholders will be assisted in communicating with other shareholders in connection with removing a Trustee as if Section 16(c) of the 1940 Act were applicable.

The prospectuses of both Funds are combined in this prospectus. Each Fund offers only its own shares, yet it is possible that a Fund might become liable for a misstatement or omission in the prospectus of the other Fund. The Trustees of the Trust have considered this and approved the use of a combined prospectus.

Investment adviser

Each Fund retains the investment management firm of Scudder, Stevens & Clark, Inc., a Delaware corporation, to manage the Fund's daily investment and business affairs subject to the policies established by the Board of Trustees. The Trustees have overall responsibility for the management of the Funds under Massachusetts law.

The Adviser receives monthly an investment management fee for its services equal to 0.60% of each Fund's average daily net assets on an annual basis.

For the period August 1, 1995 to February 29, 1996, the Adviser agreed to maintain the annualized expenses for Scudder Massachusetts Limited Term Tax Free Fund at 0.50% of average daily net assets. Effective March 1, 1996, the Adviser agreed to maintain the annualized expenses at 0.75% of average daily net assets until July 31, 1997. Accordingly, for the fiscal year ended October 31, 1996, the Adviser received an investment management fee of 0.37% of the Fund's average daily net assets on an annualized basis.


The Adviser maintained the total annualized expenses for Scudder Massachusetts Tax Free Fund at 0.75% of average daily net assets from April 1, 1995 to December 31, 1995. For the fiscal year ended March 31, 1996, the Adviser received an investment management fee of ____% of the Fund's average daily net assets on an annualized basis.


All of a Fund's expenses are paid out of gross investment income. Shareholders pay no direct charges or fees for investment services.

Scudder, Stevens & Clark, Inc. is located at Two International Place, Boston, Massachusetts.

Transfer agent

Scudder Service Corporation, P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Adviser, is the transfer, shareholder servicing and dividend-paying agent for the Funds.

Underwriter

Scudder Investor Services, Inc., a subsidiary of the Adviser, is the Funds' principal underwriter. Scudder Investor Services, Inc. confirms, as agent, all purchases of shares of each Fund. Scudder Investor Relations is a telephone information service provided by Scudder Investor Services, Inc.

Fund accounting agent

Scudder Fund Accounting Corporation, a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the general accounting records of the Funds.

Custodian

State Street Bank and Trust Company is the Funds' custodian.

Transaction information

Purchasing shares

Purchases are executed at the next calculated net asset value per share after the Funds' transfer agent receives the purchase request in good order. Purchases are made in full and fractional shares. (See "Share price.")

By check. If you purchase shares with a check that does not clear, your purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. Checks must be drawn on or payable through a U.S. bank. If you purchase shares by check and redeem them within seven business days of purchase, a Fund may hold redemption proceeds until the purchase check has cleared. If you purchase shares by federal funds wire, you may avoid this delay. Redemption requests by telephone or by "Write-A-Check," in the case of Scudder Massachusetts Limited Term Tax Free Fund, prior to the expiration of the seven-day period will not be accepted.

By wire. To open a new account by wire, first call Scudder at 1-800-225-5163 to obtain an account number. A representative will instruct you to send a completed, signed application to the transfer agent. Accounts cannot be opened without a completed, signed application and a Scudder fund account number. Contact your bank to arrange a wire transfer to:

        The Scudder Funds
        State Street Bank and Trust Company
        Boston, MA 02101
        ABA Number 011000028
        DDA Account 9903-5552

Your wire instructions must also include:

-- the name of the fund in which the money is to be invested, -- the account number of the fund, and -- the name(s) of the account holder(s).

The account will be established once the application and money order are received in good order.

You may also make additional investments of $100 or more to your existing account by wire.

By exchange. Your new account will have the same registration and address as your existing account.

The exchange requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. Please call 1-800-225-5163 for more information, including information about the transfer of special account features.

You can also make exchanges among your Scudder fund accounts on SAIL, the Scudder Automated Information Line, by calling 1-800-343-2890.

By telephone order. To a limited extent, certain financial institutions may place orders to purchase shares unaccompanied by payment prior to the close of regular trading on the New York Stock Exchange (the "Exchange"), normally 4:00 p.m. eastern time, and receive that day's price. Please call 1-800-854-8525 for more information, including the dividend treatment and method and manner of payment for Fund shares.

By "AutoBuy." If you elected "AutoBuy" for your account, you can call toll-free to purchase shares. The money will be automatically transferred from your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "AutoBuy," call 1-800-225-5163 for more information.

To purchase additional shares, call 1-800-225-5163. Purchases must be for at least $250 but not more than $250,000. Proceeds in the amount of your purchase will be transferred from your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. "AutoBuy" requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day.

If you purchase shares by "AutoBuy" and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account, the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. "AutoBuy" transactions are not available for most retirement plan accounts. However, "AutoBuy" transactions are available for Scudder IRA accounts.

Redeeming shares

The Funds allow you to redeem shares (i.e., sell them back to each Fund) without redemption fees.

By telephone. This is the quickest and easiest way to sell Fund shares. If you elected telephone redemption to your bank on your application, you can call to request that federal funds be sent to your authorized bank account. If you did not elect telephone redemption to your bank on your application, call 1-800-225-5163 for more information.

Redemption proceeds will be wired to your bank unless otherwise requested. If your bank cannot receive federal reserve wires, redemption proceeds will be mailed to your bank. There will be a $5 charge for all wire redemptions.

You can also make redemptions from your Scudder fund account on SAIL, by calling 1-800-343-2890.

If you open an account by wire, you cannot redeem shares by telephone until the Funds' transfer agent has received your completed and signed application.

In the event that you are unable to reach the Funds by telephone, you should write to the Funds; see "How to contact Scudder" for the address.

By "AutoSell." If you elected "AutoSell" for your account, you can call toll-free to redeem shares. The money will be automatically transferred to your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "AutoSell," call 1-800-225-5163 for more information.

To redeem shares, call 1-800-225-5163. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. "AutoSell" requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day.

"AutoSell" transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

By "Write-A-Check." You may redeem shares of Scudder Massachusetts Limited Term Tax Free Fund by writing checks against your account balance for at least $100. Your Fund investments will continue to earn dividends until your check is presented to the Fund for payment.

Checks will be returned by the Fund's transfer agent if there are insufficient shares to meet the withdrawal amount. You should not attempt to close an account by check because the exact balance at the time the check clears will not be known when the check is written.

Signature guarantees. For your protection and to prevent fraudulent redemptions, on written redemption requests in excess of $100,000 we require an original signature and an original signature guarantee for each person in whose name the account is registered. (Each Fund reserves the right, however, to require a signature guarantee for all redemptions.) You can obtain a signature guarantee from most banks, credit unions or savings associations, or from broker/dealers, municipal securities broker/dealers, government securities broker/dealers, national securities exchanges, registered securities associations or clearing agencies deemed eligible by the Securities and Exchange Commission. Signature guarantees by notaries public are not acceptable. Redemption requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. For more information, please call 1-800-225-5163.

Telephone transactions

Shareholders automatically receive the ability to exchange by telephone and the right to redeem by telephone up to $100,000 to their address of record. Shareholders also may, by telephone, request that redemption proceeds be sent to a predesignated bank account. Each Fund uses procedures designed to give reasonable assurance that telephone instructions are genuine, including recording telephone calls, testing a caller's identity and sending written confirmation of telephone transactions. If a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. Each Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Share price

Purchases and redemptions, including exchanges, are made at net asset value. Scudder Fund Accounting Corporation determines the net asset value per share for each Fund as of the close of regular trading on the Exchange, normally 4 p.m. eastern time, on each day the Exchange is open for trading. Net asset value per share is calculated by dividing the value of total Fund assets, less all liabilities, by the total number of shares outstanding.

Processing time

All purchase and redemption requests must be received in good order by the Funds' transfer agent. Those requests received by the close of regular trading on the Exchange are executed at the net asset value per share calculated at the close of trading that day. Purchase and redemption requests received after the close of regular trading on the Exchange will be executed the following business day. Purchases made by federal funds wire before noon eastern time will begin earning income that day; all other purchases received before the close of regular trading on the Exchange will begin earning income the next business day. Redeemed shares will earn income on the day on which the redemption request is executed.

If you wish to make a purchase of $500,000 or more, you should notify Scudder Investor Relations by calling 1-800-225-5163.

Each Fund will normally send redemption proceeds within one business day following the redemption request, but may take up to seven business days (or longer in the case of shares recently purchased by check).

Purchase restrictions

Purchases and sales should be made for long-term investment purposes only. The Funds and Scudder Investor Services, Inc. each reserve the right to reject purchases of Fund shares (including exchanges) for any reason including when a pattern of frequent purchases and sales made in response to short-term fluctuations in a Fund's share price appears evident.

Tax information

A redemption of shares, including an exchange into another Scudder fund, is a sale of shares and may result in a gain or loss for income tax purposes.

Tax identification number

Be sure to complete the Tax Identification Number section of the Fund's application when you open an account. Federal tax law requires a Fund to withhold 31% of taxable dividends, capital gains distributions and redemption and exchange proceeds from accounts (other than those of certain exempt payees) without a certified Social Security or tax identification number and certain other certified information or upon notification from the IRS or a broker that withholding is required. Each Fund reserves the right to reject new account applications without a certified Social Security or tax identification number. Each Fund also reserves the right, following 30 days' notice, to redeem all shares in accounts without a certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing the Fund with a tax identification number during the 30-day notice period.

Minimum balances

Shareholders should maintain a share balance worth at least $2,500, which amount may be changed by the Board of Trustees. Scudder retirement plans and certain other accounts have similar or lower minimum share balance requirements. A shareholder may open an account with at least $1,000, if an automatic investment plan of $100/month is established.

Shareholders who maintain a non-fiduciary account balance of less than $2,500 in the Fund, without establishing an automatic investment plan, will be assessed an annual $10.00 per fund charge with the fee to be paid to the Fund. The $10.00 charge will not apply to shareholders with a combined household account balance in any of the Scudder Funds of $25,000 or more. The Fund reserves the right, following 60 days' written notice to shareholders, to redeem all shares in accounts below $250, including accounts of new investors, where a reduction in value has occurred due to a redemption or exchange out of the account. The Fund will mail the proceeds of the redeemed account to the shareholder. Reductions in value that result solely from market activity will not trigger an involuntary redemption. Retirement accounts and certain other accounts will not be assessed the $10.00 charge or be subject to automatic liquidation. Please refer to "Exchanges and Redemptions--Other Information" in the Fund's Statement of Additional Information for more information.

Third party transactions

If purchases and redemptions of Fund shares are arranged and settlement is made at an investor's election through a member of the National Association of Securities Dealers, Inc., other than Scudder Investor Services, Inc., that member may, at its discretion, charge a fee for that service.

Shareholder benefits

Experienced professional management

Scudder, Stevens & Clark, Inc., one of the nation's most experienced investment management firms, actively manages your Scudder fund investment. Professional management is an important advantage for investors who do not have the time or expertise to invest directly in individual securities.

A team approach to investing

Scudder Massachusetts Limited Term Tax Free Fund and Scudder Massachusetts Tax Free Fund are each managed by a team of Scudder investment professionals who each play an important role in the Funds' management process. Team members work together to develop investment strategies and select securities for the Funds' portfolios. They are supported by Scudder's large staff of economists, research analysts, traders and other investment specialists.

We believe our team approach benefits Fund investors by bringing together many disciplines and leveraging Scudder's extensive resources.

Philip G. Condon, Lead Portfolio Manager of each Fund, joined Scudder in 1983 and has 16 years of experience in municipal investing and portfolio management. Mr. Condon has had responsibility for Scudder Massachusetts Limited Term Tax Free Fund since its inception in 1994 and since 1989 for Scudder Massachusetts Tax Free Fund. Kathleen A. Meany, Portfolio Manager of each Fund, has worked on Scudder Massachusetts Limited Term Tax Free Fund since it was introduced and since 1988 for Scudder Massachusetts Tax Free Fund. Ms. Meany joined Scudder in 1988 and has 19 years of municipal investment and portfolio management experience.

SAIL(TM)--Scudder Automated Information Line

For personalized account information including fund prices, yields and account balances, to perform transactions in existing Scudder fund accounts, or to obtain information on any Scudder fund, shareholders can call Scudder's Automated Information Line (SAIL) at 1-800-343-2890, 24 hours a day. During periods of extreme economic or market changes, or other conditions, it may be difficult for you to effect telephone transactions in your account. In such an event you should write to the Fund; please see "How to contact Scudder" for the address.

Investment flexibility

Scudder offers toll-free telephone exchange between funds at current net asset value. You can move your investments among money market, income, growth, tax-free and growth and income funds with a simple toll-free call or, if you prefer, by sending your instructions through the mail or by fax. Telephone and fax redemptions and exchanges are subject to termination and their terms are subject to change at any time by the Fund or the transfer agent. In some cases, the transfer agent or Scudder Investor Services, Inc. may impose additional conditions on telephone transactions.

Personal Counsel(SM) -- A Managed Fund Portfolio Program

If you would like to receive direct guidance and management of your overall mutual fund portfolio to help you pursue your investment goals, you may be interested in Personal Counsel from Scudder. Personal Counsel, a program of Scudder Investor Services, Inc., a registered investment adviser, and a subsidiary of Scudder, Stevens & Clark, Inc., combines the benefits of a customized portfolio of pure no-load Scudder Funds with ongoing portfolio monitoring and individualized service, for an annual fee of generally 1% or less of assets (with a $1,000 minimum). In addition, it draws upon Scudder, Stevens & Clark's more than 75-year heritage of providing investment counsel to large corporate and private clients. If you have $100,000 or more to invest initially and would like more information about Personal Counsel, please call 1-800-700-0183.

Dividend reinvestment plan

You may have dividends and distributions automatically reinvested in additional Fund shares. Please call 1-800-225-5163 to request this feature.

Shareholder statements

You receive a detailed account statement every time you purchase or redeem shares. All of your statements should be retained to help you keep track of account activity and the cost of shares for tax purposes.

Shareholder reports

In addition to account statements, you receive periodic shareholder reports highlighting relevant information, including investment results and a review of portfolio changes.

To reduce the volume of mail you receive, only one copy of most Fund reports, such as the Fund's Annual Report, may be mailed to your household (same surname, same address). Please call 1-800-225-5163 if you wish to receive additional shareholder reports.

Newsletters

Four times a year, Scudder sends you Perspectives, an informative newsletter covering economic and investment developments, service enhancements and other topics of interest to Scudder fund investors.

Scudder Funds Centers

As a convenience to shareholders who like to conduct business in person, Scudder Investor Services, Inc. maintains Funds Centers in Boca Raton, Boston, Chicago, New York and San Francisco.

T.D.D. service for the hearing impaired

Scudder's full range of investor information and shareholder services is available to hearing impaired investors through a toll-free T.D.D. (Telephone Device for the Deaf) service. If you have access to a T.D.D., call 1-800-543-7916 for investment information or specific account questions and transactions.

Scudder tax-advantaged retirement plans

Scudder offers a variety of tax-advantaged retirement plans for individuals, businesses and non-profit organizations. These flexible plans are designed for use with the Scudder Family of Funds (except Scudder tax-free funds, which are inappropriate for such plans). Scudder Funds offer a broad range of investment objectives and can be used to seek almost any investment goal. Using Scudder's retirement plans can help shareholders save on current taxes while building their retirement savings.

     o    Scudder No-Fee IRA
     o    401(k) Plans
     o    Profit Sharing and Money Purchase Pension Plans (Keogh Plans)
     o    403(b) Plans
     o    SEP-IRA
     o    Scudder Horizon Plan (a variable annuity)

Scudder Trust Company (an affiliate of the Adviser) is Trustee or Custodian for some of these plans and is paid an annual fee for some of the above retirement plans. For information about establishing a Scudder No-Fee IRA, SEP-IRA, Profit Sharing Plan, Money Purchase Pension Plan or a Scudder Horizon Plan, please call 1-800-225-2470. For information about 401(k)s or 403(b)s, please call 1-800-323-6105. To effect transactions in existing IRA, SEP-IRA, Profit Sharing or Pension Plan accounts, call 1-800-225-5163.

The variable annuity contract is provided by Charter National Life Insurance Company (in New York State, Intramerica Life Insurance Company [S 1802]). The contract is offered by Scudder Insurance Agency, Inc. (in New York State, Nevada and Montana, Scudder Insurance Agency of New York, Inc.). CNL, Inc. is the Principal Underwriter. Scudder Horizon Plan is not available in all states.

Trustees and Officers

David S. Lee*
    President and Trustee

Henry P. Becton, Jr.
    Trustee; President and General Manager,
    WGBH Educational Foundation

E. Michael Brown*
    Trustee

Dawn-Marie Driscoll
    Trustee; Executive Fellow, Center for Business Ethics; President, Driscoll Associates

Peter B. Freeman
    Trustee; Corporate Director and Trustee

Dudley H. Ladd*
    Trustee

Wesley W. Marple, Jr.
    Trustee; Professor of Business Administration, Northeastern University
     College of Business Administration

Daniel Pierce*
    Trustee

Jean C. Tempel
    Trustee; General Partner,
    TL Ventures

Donald C. Carleton*
    Vice President

Philip G. Condon*
    Vice President

Jerard K. Hartman*
    Vice President

Thomas W. Joseph*
    Vice President

Jeremy L. Ragus*
    Vice President

Rebecca Wilson*
    Vice President

Thomas F. McDonough*
    Vice President and Secretary

Pamela A. McGrath*
    Vice President and Treasurer

Edward J. O'Connell*
    Vice President and Assistant Treasurer

* Scudder, Stevens & Clark, Inc.

Investment products and services

The Scudder Family of Funds+++
--------------------------------------------------------------------------------

Money Market
------------
  Scudder U.S. Treasury Money Fund
  Scudder Cash Investment Trust

Tax Free Money Market+
----------------------
  Scudder Tax Free Money Fund
  Scudder California Tax Free Money Fund*
  Scudder New York Tax Free Money Fund*

Tax Free+
---------
  Scudder Limited Term Tax Free Fund
  Scudder Medium Term Tax Free Fund
  Scudder Managed Municipal Bonds
  Scudder High Yield Tax Free Fund
  Scudder California Tax Free Fund*
  Scudder Massachusetts Limited
    Term Tax Free Fund*
  Scudder Massachusetts Tax Free Fund*
  Scudder New York Tax Free Fund*
  Scudder Ohio Tax Free Fund*
  Scudder Pennsylvania Tax Free Fund*

U.S. Income
-----------
  Scudder Short Term Bond Fund
  Scudder Zero Coupon 2000 Fund
  Scudder GNMA Fund
  Scudder Income Fund
  Scudder High Yield Bond Fund

Global Income
-------------
  Scudder Global Bond Fund
  Scudder International Bond Fund
  Scudder Emerging Markets Income Fund

Asset Allocation
----------------
  Scudder Pathway Conservative Portfolio
  Scudder Pathway Balanced Portfolio
  Scudder Pathway Growth Portfolio
  Scudder Pathway International Portfolio

U.S. Growth and Income
----------------------
  Scudder Balanced Fund
  Scudder Growth and Income Fund

U.S. Growth
-----------
  Value
    Scudder Large Company Value  Fund
    Scudder Value Fund
    Scudder Small Company Value Fund
    Scudder Micro Cap Fund

  Growth
    Scudder Classic Growth Fund
    Scudder Large Company Growth Fund
    Scudder Development Fund
    Scudder 21st Century Growth Fund

Global Growth
-------------
  Worldwide
    Scudder Global Fund
    Scudder International Fund
    Scudder Global Discovery Fund
    Scudder Emerging Markets Growth Fund
    Scudder Gold Fund

  Regional
    Scudder Greater Europe Growth Fund
    Scudder Pacific Opportunities Fund
    Scudder Latin America Fund
    The Japan Fund

Retirement Programs
-------------------
  IRA
  SEP IRA
  Keogh Plan
  401(k), 403(b) Plans
  Scudder Horizon Plan *+++ +++
    (a variable annuity)

Closed-End Funds#
--------------------------------------------------------------------------------
  The Argentina Fund, Inc.
  The Brazil Fund, Inc.
  The First Iberian Fund, Inc.
  The Korea Fund, Inc.
  The Latin America Dollar Income Fund, Inc.
  Montgomery Street Income Securities, Inc.
  Scudder New Asia Fund, Inc.
  Scudder New Europe Fund, Inc.
  Scudder World Income  Opportunities
    Fund, Inc.

For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +++Funds within categories are listed in order from expected least risk to most risk. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *Not available in all states. +++ +++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder, Stevens & Clark, Inc., are traded on various stock exchanges.

How to contact Scudder

Account Service and Information:

For existing account service and transactions

     Scudder Investor Relations -- 1-800-225-5163

For 24 hour account information, fund information, exchanges, and an overview of all the services available to you

     Scudder Electronic Account Services -- http://funds.scudder.com

For personalized information about your Scudder accounts, exchanges and redemptions

     Scudder Automated Information Line (SAIL) -- 1-800-343-2890

Investment Information:

For information about the Scudder funds, including additional applications and prospectuses, or for answers to investment questions

     Scudder Investor Relations -- 1-800-225-2470
                                   Investor.Relations@scudder.com

     Scudder's World Wide Web Site -- http://funds.scudder.com

For establishing 401(k) and 403(b) plans

     Scudder Defined Contribution Services -- 1-800-323-6105

Scudder Brokerage Services:

     To receive information about this discount brokerage service and to obtain an application Scudder Brokerage Services* -- 1-800-700-0820

Personal Counsel(SM) -- A Managed Fund Portfolio Program:

To receive information about this mutual fund portfolio guidance and management program

     Personal Counsel from Scudder -- 1-800-700-0183

Please address all correspondence to:

     The Scudder Funds
     P.O. Box 2291
     Boston, Massachusetts
     02107-2291

Or Stop by a Scudder Funds Center:

     Many shareholders enjoy the personal, one-on-one service of the Scudder Funds Centers. Check for a Funds Center near you--they can be found in the following cities:

          Boca Raton       Chicago           San Francisco
          Boston           New York

Scudder Investor Relations and Scudder Funds Centers are services provided through Scudder Investor Services, Inc., Distributor.

* Scudder Brokerage Services, Inc., 42 Longwater Drive, Norwell, MA 02061--Member NASD/SIPC.

                SCUDDER MASSACHUSETTS LIMITED TERM TAX FREE FUND

                                       and

                       SCUDDER MASSACHUSETTS TAX FREE FUND

              Two Pure No-Load(TM) (No Sales Charges) Mutual Funds
                         Specializing in the Management
                           of Massachusetts Municipal
                               Security Portfolios

--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION


                                 August 1, 1997


--------------------------------------------------------------------------------



         This combined Statement of Additional Information is not a prospectus and should be read in conjunction with the combined prospectus of Scudder Massachusetts Limited Term Tax Free Fund and Scudder Massachusetts Tax Free Fund dated August 1, 1997, as amended from time to time, a copy of which may be obtained without charge by writing to Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103.

                                TABLE OF CONTENTS

                                                                                                                    Page

THE FUNDS' INVESTMENT OBJECTIVES AND POLICIES.........................................................................1
         General Investment Objective and Policies of Scudder Massachusetts Limited Term Tax
              Free Fund...............................................................................................1
         General Investment Objective and Policies of Scudder Massachusetts Tax Free Fund.............................2
         Municipal Obligations........................................................................................2
         Management Strategies........................................................................................5
         Special Considerations.......................................................................................6
         Trustees' Power to Change Objective and Policies............................................................20
         Investment Restrictions.....................................................................................20

PURCHASES............................................................................................................24
         Additional Information About Opening an Account.............................................................24
         Checks......................................................................................................24
         Wire Transfer of Federal Funds..............................................................................24
         Additional Information About Making Subsequent Investments by AutoBuy.......................................25
         Share Price.................................................................................................25
         Share Certificates..........................................................................................25
         Other Information...........................................................................................26

EXCHANGES AND REDEMPTIONS............................................................................................26
         Exchanges...................................................................................................26
         Redemption by Telephone.....................................................................................27
         Redemption By AutoSell......................................................................................27
         Redemption by Mail or Fax...................................................................................28
         Redemption by Write-a-Check.................................................................................28
         Other Information...........................................................................................28

FEATURES AND SERVICES OFFERED BY THE FUND............................................................................29
         The Pure No-Load(TM) Concept................................................................................29
         Internet access.............................................................................................30
         Dividend and Capital Gain Distribution Options..............................................................30
         Scudder Funds Centers.......................................................................................31
         Reports to Shareholders.....................................................................................31
         Transaction Summaries.......................................................................................31

THE SCUDDER FAMILY OF FUNDS..........................................................................................31

SPECIAL PLAN ACCOUNTS................................................................................................35
         Automatic Withdrawal Plan...................................................................................35
         Cash Management System -- Group Sub-Accounting Plan for Trust Accounts, Nominees and
              Corporations...........................................................................................36
         Automatic Investment Plan...................................................................................36
         Uniform Transfers/Gifts to Minors Act.......................................................................36

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS............................................................................37

PERFORMANCE INFORMATION..............................................................................................37
         Average Annual Total Return.................................................................................37
         Cumulative Total Return.....................................................................................38
         Total Return................................................................................................38
         Yield.......................................................................................................39
         Tax-Equivalent Yield........................................................................................39
         Comparison of Fund Performance..............................................................................39

ORGANIZATION OF THE FUNDS............................................................................................43


                                      i


                                  TABLE OF CONTENTS (continued)
                                                                                                                   Page

INVESTMENT ADVISER...................................................................................................43
         Personal Investments by Employees of the Adviser............................................................46

TRUSTEES AND OFFICERS................................................................................................47

REMUNERATION.........................................................................................................48
         Responsibilities of the Board--Board and Committee Meetings.................................................48
         Compensation of Officers and Trustees.......................................................................49

DISTRIBUTOR..........................................................................................................50

TAXES................................................................................................................50
         Federal Taxation............................................................................................51
         State Taxation..............................................................................................54

PORTFOLIO TRANSACTIONS...............................................................................................54
         Brokerage Commissions.......................................................................................54
         Portfolio Turnover..........................................................................................55

NET ASSET VALUE......................................................................................................55

ADDITIONAL INFORMATION...............................................................................................56
         Experts.....................................................................................................56
         Shareholder Indemnification.................................................................................56
         Ratings of Municipal Obligations............................................................................56
         Commercial Paper Ratings....................................................................................57
         Glossary....................................................................................................58
         Other Information...........................................................................................59

FINANCIAL STATEMENTS.................................................................................................60
         Massachusetts Limited Term Tax Free Fund....................................................................60
         Massachusetts Tax Free Fund.................................................................................60



                  THE FUNDS' INVESTMENT OBJECTIVES AND POLICIES

   (See "Investment objective and policies" and "Additional information about policies and investments" in the Funds' prospectus.)

         Scudder Massachusetts Limited Term Tax Free Fund and Scudder Massachusetts Tax Free Fund (each a "Fund," collectively the "Funds") are series of Scudder State Tax Free Trust (the "Trust"). The Trust is a pure no-load(TM) open-end management investment company presently consisting of six series.

General Investment Objective and Policies of Scudder Massachusetts Limited Term Tax Free Fund

         Scudder Massachusetts Limited Term Tax Free Fund ("Massachusetts Limited Term Tax Free Fund") seeks to provide Massachusetts taxpayers with as high a level of income exempt from Massachusetts personal income tax and regular federal income tax, as is consistent with a high degree of price stability through a professionally managed portfolio consisting primarily of investment grade municipal securities. In pursuit of its objective, the Fund expects to invest at least 75% of its assets in Massachusetts municipal securities that are rated Baa or better by Moody's Investors Service, Inc. ("Moody's"), BBB or better by Standard and Poor's ("S&P"), or Fitch Investors Service, Inc. ("Fitch"), or in securities considered to be of equivalent quality. There can be no assurance that the objective of the Fund will be achieved or that all income to shareholders which is exempt from regular federal income taxes will be exempt from state income or local taxes or that income exempt from regular federal income tax will be exempt from the federal alternative minimum tax.

         The Fund's portfolio consists primarily of obligations issued by municipalities located in the Commonwealth of Massachusetts and other qualifying issuers (including Puerto Rico, the U.S. Virgin Islands and Guam) whose interest payments, if distributed to Massachusetts residents, would be exempt, in the opinion of bond counsel rendered on the date of issuance, from Massachusetts personal income as well as regular federal income taxes. Because the Fund is intended for investors subject to Massachusetts personal income tax and federal income tax it may not be appropriate for all investors and is not available in all states. As described below in "Massachusetts Limited Term Tax Free Fund's Investments," the Fund may also invest in taxable obligations.

Massachusetts Limited Term Tax Free Fund's Investments As a matter of fundamental policy, which cannot be changed without the approval of a majority of the Fund's outstanding voting securities (as defined below under "Investment Restrictions"), at least 80% of the net assets of the Fund will be normally invested in municipal obligations the income from which is, in the opinion of bond counsel rendered on the date of issuance, exempt from regular federal and Massachusetts personal income taxes ("Massachusetts municipal securities") except that the Fund may temporarily invest more than 20% of its net assets in securities the income from which may be subject to regular federal and Massachusetts personal income taxes during periods which, in the opinion of the Funds' investment adviser, Scudder, Stevens & Clark, Inc. (the "Adviser"), require a temporary defensive position for the protection of shareholders. The Fund may also invest in when-issued or forward delivery securities and strategic transactions (as defined below). Investors should be aware that shares of the Fund do not represent a complete investment program.

         Normally, at least 80% of the Fund's net assets will be invested in securities whose interest income is not treated as a tax preference item under the individual alternative minimum tax. Furthermore, all of the Fund's portfolio obligations, including short-term obligations, will be (a) rated at the time of purchase within the six highest quality ratings categories assigned by Moody's, S&P or Fitch, (b) if not rated, judged at the time of purchase by the Adviser, to be of a quality comparable to the six highest quality ratings categories of Moody's, S&P or Fitch and to be readily marketable, or (c) issued or guaranteed by the U.S. Government. Should the rating of a portfolio security be downgraded, the Adviser will determine whether it is in the best interest of the Fund to retain or dispose of the security.

         When, in the opinion of the Adviser, defensive considerations or an unusual disparity between the after-tax income on taxable investments and comparable Massachusetts municipal securities make it advisable to do so, up to 20% of the Fund's net assets may be held in cash or invested in short-term taxable investments such as (1) U.S. Treasury notes, bills and bonds; (2) obligations of agencies and instrumentalities of the U.S. Government; and (3) money market instruments, such as domestic bank certificates of deposit, finance company and corporate commercial paper, and banker's acceptances.

General Investment Objective and Policies of Scudder Massachusetts Tax Free Fund

         Scudder Massachusetts Tax Free Fund ("Massachusetts Tax Free Fund") seeks to provide Massachusetts taxpayers with income exempt from Massachusetts personal income tax and regular federal income tax through a professionally managed portfolio consisting primarily of investment grade municipal securities. In pursuit of its objective, the Fund expects to invest principally in Massachusetts municipal securities that are rated A or better by Moody's, S&P or Fitch. There can be no assurance that the objective of the Fund will be achieved or that all income to shareholders which is exempt from regular federal income taxes will be exempt from state income or local taxes or that income exempt from regular federal income tax will be exempt from the federal alternative minimum tax.

         The Fund's portfolio consists primarily of obligations issued by municipalities located in the Commonwealth of Massachusetts and other qualifying issuers (including Puerto Rico, the U.S. Virgin Islands and Guam) whose interest payments, if distributed to Massachusetts residents, would be exempt, in the opinion of bond counsel rendered on the date of issuance, from Massachusetts state personal income as well as regular federal income taxes. Because the Fund is intended for investors subject to Massachusetts personal income tax and federal income tax it may not be appropriate for all investors and is not available in all states. As described below in "Massachusetts Tax Free Fund's Investments," the Fund may also invest in taxable obligations.

Massachusetts Tax Free Fund's Investments As a matter of fundamental policy, which cannot be changed without the approval of a majority of the Fund's outstanding voting securities (as defined below under "Investment Restrictions"), at least 80% of the net assets of the Fund will be invested in municipal obligations the income from which, in the opinion of bond counsel rendered on the date of issuance, is exempt from regular federal and Massachusetts state personal income taxes ("Massachusetts municipal securities") except that the Fund may temporarily invest more than 20% of its net assets in securities the income from which may be subject to regular federal and Massachusetts state income taxes during periods which, in the opinion of the Adviser, require a temporary defensive position for the protection of shareholders. The Fund may also invest in when-issued or forward delivery securities, enter into repurchase agreements, reverse repurchase agreements, and strategic transactions (as defined below). Investors should be aware that shares of the Fund do not represent a complete investment program.

         Normally, at least 80% of the Fund's net assets will be invested in securities whose interest income is not treated as a tax preference item under the individual alternative minimum tax. Furthermore, all of the Fund's portfolio obligations, including short-term obligations, will be (a) rated at the time of purchase within the six highest grades assigned by Moody's, S&P or Fitch, (b) if not rated, judged at the time of purchase by the Adviser, to be of a quality comparable to the six highest ratings of Moody's, S&P or Fitch and to be readily marketable, or (c) issued or guaranteed by the U.S. Government. Should the rating of a portfolio security be downgraded, the Adviser will determine whether it is in the best interest of the Fund to retain or dispose of the security.

         When, in the opinion of the Adviser, defensive considerations or an unusual disparity between the after-tax income on taxable investments and comparable Massachusetts municipal securities make it advisable to do so, up to 20% of the Fund's net assets may be held in cash or invested in short-term taxable investments such as (1) U.S. Treasury notes, bills and bonds; (2) obligations of agencies and instrumentalities of the U.S. Government; and (3) money market instruments, such as domestic bank certificates of deposit, finance company and corporate commercial paper, and banker's acceptances.

Municipal Obligations

         Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities to obtain funds for various public purposes. The interest on most of these obligations is generally exempt from regular federal income tax in the hands of most individual investors, although it may be subject to the individual and corporate alternative minimum tax. Interest on municipal obligations issued by Massachusetts issuers is generally exempt from Massachusetts personal income tax. The two principal classifications of municipal obligations are "notes" and "bonds."

          1. Municipal Notes. Municipal notes are generally used to provide for short-term capital needs and generally have maturities of one year or less. Municipal notes include: tax anticipation notes; revenue anticipation notes; bond anticipation notes; and construction loan notes.

         Tax anticipation notes are sold to finance working capital needs of municipalities. They are generally payable from specific tax revenues expected to be received at a future date. Tax anticipation notes and revenue anticipation notes are generally issued in anticipation of various seasonal revenues such as income, sales, use, and business taxes. Revenue anticipation notes are issued in expectation of receipt of other types of revenue such as federal revenues available under the Federal Revenue Sharing Program. Bond anticipation notes are sold to provide interim financing. These notes are generally issued in anticipation of long-term financing in the market. In most cases, such financing provides for the repayment of the notes. Construction loan notes are sold to provide construction financing. After the projects are successfully completed and accepted, many projects receive permanent financing through the Federal Housing Administration under "Fannie Mae" (the Federal National Mortgage Association) or "Ginnie Mae" (the Government National Mortgage Association). There are, of course, a number of other types of notes issued for different purposes and secured differently from those described above.

          2. Municipal Bonds. Municipal bonds, which meet longer term capital needs and generally have maturities of more than one year when issued, have two principal classifications: "general obligation" bonds and "revenue" bonds.

         Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security of general obligation bonds is the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate or amount or special assessments.

         The principal security for a revenue bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Revenue bonds have been issued to fund a wide variety of capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies may also be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security including partially or fully insured, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. In addition to a debt service reserve fund, some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund. Lease rental revenue bonds issued by a state or local authority for capital projects are secured by annual lease rental payments from the state or locality to the authority sufficient to cover debt service on the authority's obligations.

         Industrial development and pollution control bonds, although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but are secured by the revenues of the authority derived from payments by the industrial user. Under federal tax legislation, certain types of Industrial Development Bonds and Pollution Control Bonds may no longer be issued on a tax-exempt basis, although previously-issued bonds of these types and certain refundings of such bonds are not affected. Each Fund may invest more than 25% of its assets in industrial development or other private activity bonds, subject to each Fund's fundamental investment policies, and also subject to each Fund's current intention not to invest in municipal securities whose investment income is taxable or subject to each Fund's 20% limitation on investing in municipal securities the interest income from which is subject to the alternative minimum tax ("AMT bonds"). For the purposes of each Fund's investment limitation regarding concentration of investments in any one industry, industrial development or other private activity bonds ultimately payable by companies within the same industry will be considered as if they were issued by issuers in the same industry.

          3. Other Municipal Obligations. There is, in addition, a variety of hybrid and special types of municipal obligations as well as numerous differences in the security of municipal obligations both within and between the two principal classifications above.

         Each Fund may purchase variable rate demand instruments that are tax-exempt municipal obligations providing for a periodic adjustment in the interest rate paid on the instrument according to changes in interest rates generally. These instruments also permit a Fund to demand payment of the unpaid principal balance plus accrued interest upon a specified number of days' notice to the issuer or its agent. The demand feature may be backed by a bank letter of credit or guarantee issued with respect to such instrument. Each Fund intends to exercise the demand only (1) upon a default under the terms of the municipal obligation, (2) as needed to provide liquidity to a Fund, or (3) to maintain an investment grade investment portfolio. A bank that issues a repurchase commitment may receive a fee from a Fund for this arrangement. The issuer of a variable rate demand instrument may have a corresponding right to prepay in its discretion the outstanding principal of the instrument plus accrued interest upon notice comparable to that required for the holder to demand payment.

         The variable rate demand instruments that a Fund may purchase are payable on demand on not more than thirty calendar days' notice. The terms of the instruments provide that interest rates are adjustable at intervals ranging from daily up to six months, and the adjustments are based upon the prime rate of a bank or other appropriate interest rate adjustment index as provided in the respective instruments. A Fund will determine the variable rate demand instruments that it will purchase in accordance with procedures approved by the Trustees to minimize credit risks. The Adviser may determine that an unrated variable rate demand instrument meets a Fund's quality criteria by reason of being backed by a letter of credit or guarantee issued by a bank that meets the quality criteria for a Fund. Thus, either the credit of the issuer of the municipal obligation or the guarantor bank or both will meet the quality standards of a Fund. The Adviser will reevaluate each unrated variable rate demand instrument held by a Fund on a quarterly basis to determine whether it continues to meet a Fund's quality criteria.

         The value of the underlying variable rate demand instruments may change with changes in interest rates generally, but the variable rate nature of these instruments should minimize changes in value due to interest rate fluctuations. Accordingly, as interest rates decrease or increase, the potential for capital gain and the risk of capital loss on the disposition of portfolio securities are less than would be the case with the comparable portfolio of fixed income securities. A Fund may purchase variable rate demand instruments on which stated minimum or maximum rates, or maximum rates set by state law, limit the degree to which interest on such variable rate demand instruments may fluctuate; to the extent it does, increases or decreases in value of such variable rate demand notes may be somewhat greater than would be the case without such limits. Because the adjustment of interest rates on the variable rate demand instruments is made in relation to movements of the applicable rate adjustment index, the variable rate demand instruments are not comparable to long-term fixed interest rate securities. Accordingly, interest rates on the variable rate demand instruments may be higher or lower than current market rates for fixed rate obligations of comparable quality with similar final maturities.

         The maturity of the variable rate demand instrument held by a Fund will ordinarily be deemed to be the longer of (1) the notice period required before a Fund is entitled to receive payment of the principal amount of the instrument or
(2) the period remaining until the instrument's next interest rate adjustment.

         4. General Considerations. An entire issue of municipal obligations may be purchased by one or a small number of institutional investors such as either Fund. Thus, the issue may not be said to be publicly offered. Unlike securities which must be registered under the Securities Act of 1933 (the "1933 Act") prior to offer and sale unless an exemption from such registration is available, municipal obligations which are not publicly offered may nevertheless be readily marketable. A secondary market exists for municipal obligations which were not publicly offered initially.

         Obligations purchased for a Fund are subject to the limitations on holdings of securities which are not readily marketable contained in a Fund's investment restrictions. The Adviser determines whether a municipal obligation is readily marketable based on whether it may be sold in a reasonable time consistent with the customs of the municipal markets (usually seven days) at a price (or interest rate) which accurately reflects its value. In addition, Stand-by Commitments and demand obligations also enhance marketability.

         For the purpose of a Fund's investment restrictions, the identification of the "issuer" of municipal obligations which are not general obligation bonds is made by the Adviser on the basis of the characteristics of the obligation as described above, the most significant of which is the source of funds for the payment of principal of and interest on such obligations.

         Each Fund expects that it will not invest more than 25% of its total assets in municipal obligations the security of which is derived from any one of the following categories: hospitals and health facilities; turnpikes and toll roads; ports and airports; or colleges and universities. Each Fund may invest more than 25% of its total assets in municipal obligations of one or more of the following types: public housing authorities; general obligations of states and localities; lease rental obligations of states and local authorities; state and local housing finance authorities; municipal utilities systems; bonds that are secured or backed by the Treasury or other U.S. Government guaranteed securities; or industrial development and pollution control bonds. There could be economic, business or political developments, which might affect all municipal obligations of a similar type. However, each Fund believes that the most important consideration affecting risk is the quality of particular issues of municipal obligations, rather than factors affecting all, or broad classes of, municipal obligations.

         Each Fund may invest up to 25% of its total assets in fixed-income securities rated below investment grade, that is, below Baa by Moody's, or below BBB by S&P or Fitch, or in unrated securities considered to be of equivalent quality. Moody's considers bonds it rates Baa to have speculative elements as well as investment-grade characteristics. Each Fund may not invest in fixed-income securities rated below B by Moody's, S&P or Fitch, or their equivalent. Securities rated below BBB are commonly referred to as "junk bonds" and involve greater price volatility and higher degrees of speculation with respect to the payment of principal and interest than higher-quality fixed-income securities. In addition, the trading market for these securities is generally less liquid than for higher-rated securities and the Funds may have difficulty disposing of these securities at the time they wish to do so. The lack of a liquid secondary market for certain securities may also make it more difficult for the Funds to obtain accurate market quotations for purposes of valuing their portfolios and calculating their net asset values.

         Issuers of junk bonds may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of high yield securities may be more likely to experience financial stress, especially if such issuers are highly leveraged. In addition, the market for high yield municipal securities is relatively new and has not weathered a major economic recession, and it is unknown what effects such a recession might have on such securities. During such a period, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific issuer developments, or the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of junk bonds because such securities may be unsecured and may be subordinated to other creditors of the issuer.

         It is expected that a significant portion of the junk bonds acquired by a Fund will be purchased upon issuance, which may involve special risks because the securities so acquired are new issues. In such instances a Fund may be a substantial purchaser of the issue and therefore have the opportunity to participate in structuring the terms of the offering. Although this may enable a Fund to seek to protect itself against certain of such risks, the considerations discussed herein would nevertheless remain applicable.

         Adverse publicity and investor perceptions, which may not be based on fundamental analysis, also may decrease the value and liquidity of junk bonds, particularly in a thinly traded market. Factors adversely affecting the market value of such securities are likely to affect adversely a Fund's net asset value. In addition, a Fund may incur additional expenses to the extent that it is required to seek recovery upon a default on a portfolio holding or participate in the restructuring of the obligation.

         During the fiscal year ended March 31, 1996 for Scudder Massachusetts Tax Free Fund and October 31, 1996 for Scudder Massachusetts Limited Term Tax Free Fund, the average monthly dollar-weighted market value of the bonds in each Fund's portfolio rated lower than BBB by Moody's, S&P or Fitch, or their equivalent was 0%.

Management Strategies

         In pursuit of its investment objective, each Fund purchases securities that it believes are attractive and competitive values in terms of quality, yield, and the relationship of current price to maturity value. However, recognizing the dynamics of municipal obligation prices in response to changes in general economic conditions, fiscal and monetary policies, interest rate levels and market forces such as supply and demand for various issues, the Adviser, subject to the Trustees' review, performs credit analysis and manages each Fund's portfolio continuously, attempting to take advantage of opportunities to improve total return, which is a combination of income and principal performance over the long term. The primary strategies employed in the management of each Fund's portfolio are:

Emphasis on Credit Analysis. As indicated above, each Fund's portfolio will be invested in municipal obligations rated within, or judged by the Funds' Adviser to be of a quality comparable to, the six highest quality ratings categories of Moody's, S&P or Fitch, or in U.S. Government obligations. The ratings assigned by Moody's, S&P or Fitch represent their opinions as to the quality of the securities which they undertake to rate. It should be emphasized, however, that ratings are relative and are not absolute standards of quality. Furthermore, even within this segment of the municipal obligation market, relative credit standing and market perceptions thereof may shift. Therefore, the Adviser believes that it should review continuously the quality of municipal obligations.

         The Adviser has over many years developed an experienced staff to assign its own quality ratings which are considered in making value judgments and in arriving at purchase or sale decisions. Through the discipline of this procedure the Adviser attempts to discern variations in credit ratings of the published services and to anticipate changes in credit ratings.

Variations of Maturity. In an attempt to capitalize on the differences in total return from municipal obligations of differing maturities, maturities may be varied according to the structure and level of interest rates, and the Adviser's expectations of changes therein. To the extent that a Fund invests in short-term maturities, capital volatility will be reduced.

Emphasis on Relative Valuation. The interest rate (and hence price) relationships between different categories of municipal obligations of the same or generally similar maturity tend to change constantly in reaction to broad swings in interest rates and factors affecting relative supply and demand. These disparities in yield relationships may afford opportunities to implement a flexible policy of trading a Fund's holdings in order to invest in more attractive market sectors or specific issues.

Market Trading Opportunities. In pursuit of the above each Fund may engage in short-term trading (selling securities held for brief periods of time, usually less than three months) if the Adviser believes that such transactions, net of costs, would further the attainment of a Fund's objective. The needs of different classes of lenders and borrowers and their changing preferences and circumstances have in the past caused market dislocations unrelated to fundamental creditworthiness and trends in interest rates which have presented market trading opportunities. There can be no assurance that such dislocations will occur in the future or that a Fund will be able to take advantage of them. Each Fund will limit its voluntary short-term trading to the extent such limitation is necessary for it to qualify as a "regulated investment company" under the Internal Revenue Code.

Special Considerations

Income Level and Credit Risk. Yield on municipal obligations depends on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation and the quality of the issue. Because each Fund holds primarily investment grade municipal obligations, the income earned on shares of a Fund will tend to be less than it might be on a portfolio emphasizing lower quality securities; investment grade securities, however, may include securities with some speculative characteristics. Municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy laws, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that as a result of litigation or other conditions the power or ability of any one or more issuers to pay when due principal of and interest on its or their municipal obligations may be materially affected. Each Fund may invest in municipal securities rated B by S&P, Fitch or Moody's although it intends to invest principally in securities rated in higher grades. Although each Fund's quality standards are designed to reduce the credit risk of investing in a Fund, that risk cannot be entirely eliminated. Shares of a Fund are not insured by any agency of Massachusetts or of the U.S. Government.

Investing in Massachusetts. The following information as to certain Massachusetts risk factors is given to investors in view of each Fund's policy of concentrating its investments in Massachusetts issuers. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of Massachusetts issuers and other sources believed to be reliable. No independent verification has been made of the following information.

         State Economy. Throughout much of the 1980's, the Commonwealth had a strong economy which was evidenced by low unemployment and high personal income growth as compared to national trends. Economic growth in the Commonwealth has slowed since 1988. All sectors of the economy have experienced job losses, including the high technology, construction and financial industries. In addition, the economy has experienced shifts in employment from labor-intensive manufacturing industries to technology and service-based industries. While economic growth in Massachusetts slowed considerably during the recession of 1990-1991, indicators such as retail sales, housing permits, construction, and employment levels suggest a strong and continued economic recovery. The unemployment rate for the Commonwealth as of July 1996 was 4.5% compared to a national average of 5.4%. Although real income levels in Massachusetts declined between 1989 and 1991, per capita personal income has increased faster than the national average since 1994, and still remains among the highest in the nation.

         Major infrastructure projects are anticipated in the Commonwealth over the next decade. It is currently anticipated that the federal government will assume responsibility for approximately 90% of the estimated $7.7 billion cost of projects which consist of the depression of the central artery which traverses the City of Boston and the construction of a third harbor tunnel linking downtown Boston to Logan Airport. The Massachusetts Water Resource Authority is undertaking capital projects for the construction and rehabilitation of sewage collection and treatment facilities in order to bring wastewater discharges into Boston Harbor into compliance with federal and state pollution control requirements. The harbor cleanup project is estimated to cost $3.584 billion in current dollars. Work on the project began in 1988 and is expected to be completed in 1999, with the most significant expenditures occurring between 1990 and 1999. The majority of the project's expenditures will be paid for by local communities, in the form of user fees, with federal and state sources making up the difference; the assumptions regarding the amounts to be supplied through federal aid are subject to change.

         The   fiscal   viability   of  the   Commonwealth's   authorities   and
municipalities is inextricably linked to that of the Commonwealth. The Commonwealth guarantees the debt of several authorities, most notably the Massachusetts Bay Transportation Authority and the University of Massachusetts Building Authority. Their ratings are based on this guarantee and can be expected to move in tandem. Several other authorities are funded in part or in whole by the Commonwealth and their debt ratings may be adversely affected by a negative change in those of the Commonwealth.

         Commonwealth spending exceeded revenues in each of the five fiscal years commencing fiscal 1987. In particular, from 1987 to 1990, spending in five major expenditure categories--Medicaid, debt service, public assistance, group health insurance and transit subsidies--grew at rates in excess of the rate of inflation for the comparable period. In addition, the Commonwealth's tax revenues during this period repeatedly failed to meet official forecasts. For the budgeted funds, operating losses in fiscal 1987 and 1988, of $349 million and $370 million, respectively, were covered by surpluses carried forward from prior years. The operating losses in fiscal 1989 and 1990, which totaled $672 million and $1.251 billion, respectively, were covered primarily through deficit borrowings. During that period, operating fund balances declined from a budget surplus of $1.072 billion in fiscal 1987 to a deficit of $1.104 billion for the fiscal year ending 1990.

         For the fiscal year ending June 30, 1991, total operating revenues of the Commonwealth increased by 13.5% over the prior year, to $13.878 billion. This increase was due chiefly to state tax increases enacted in July, 1990 and to a substantial federal reimbursement for uncompensated patient care under the Medicaid program. 1991 expenditures also increased over the prior year to $13.899 billion resulting in an operating loss in the amount of $21.2 million. However, after applying the opening fund balances created from proceeds of the borrowing that financed the fiscal 1990 deficit, no deficit borrowing was required to close-out fiscal 1991.

         For the fiscal year ended June 30, 1992, the budgeted operating funds ended with an excess of revenues and other sources over expenditures and other uses of $312.3 million and with a surplus of $549.4 million, when such excess is added to the fund balances carried forward from fiscal 1991.

         The budgeted operating funds of the Commonwealth ended fiscal 1993 with a surplus of revenues and other sources over expenditures and other uses of $13.1 million and aggregate ending fund balances in the budgeted operating funds of the Commonwealth of approximately $562.5 million. Budgeted revenues and other sources for fiscal 1993 totaled approximately $14.710 billion, including tax revenues of $9.930 billion. Total revenues and other sources increased by approximately 6.9% from fiscal 1992 to 1993, while tax revenues increased by 4.7% for the same period.

In July 1992, tax revenues had been estimated to be approximately $9.685 billion for fiscal 1993. This amount was subsequently revised during fiscal 1993 to $9.940 billion.

         Commonwealth budgeted expenditures and other uses in fiscal 1993 totaled approximately $14.696 billion, which is $1.280 billion or approximately 9.6% higher than fiscal 1992 expenditures and other uses. Fiscal 1993 budgeted expenditures were $23 million lower than the initial July 1992 estimates of fiscal 1993 budgeted expenditures.

         As of June 30, 1993, after payment of all Local Aid and retirement of short-term debt, the Commonwealth showed a year-end cash position of approximately $622.2 million, as compared to a projected position of $485.1 million.

         The budgeted operating funds of the Commonwealth ended fiscal 1994 with a surplus of revenues and other sources over expenditures and other uses of $26.8 million and aggregate ending fund balances in the budgeted operating funds of the Commonwealth of approximately $589.3 million. Budgeted revenues and other sources for fiscal 1994 totaled approximately $15.550 billion, including tax revenues of $10.607 billion, $87 million below the Department of Revenue's fiscal 1994 tax revenue estimate of $10.694 billion. Total revenues and other sources increased by approximately 5.7% from fiscal 1993 to fiscal 1994 while tax revenues increased by 6.8% for the same period.

         Commonwealth budgeted expenditures and other uses in fiscal 1994 totaled $15.523 billion, which is $826.5 million or approximately 5.6% higher than fiscal 1993 budgeted expenditures and other uses.

         As of June 30, 1994, the Commonwealth showed a year-end cash position of approximately $757 million, as compared to a projected position of $599 million.

         Since 1989, S&P and Moody's had lowered their ratings of the Commonwealth's general obligation bonds from AA+ and Aa, respectively, to BBB and Baa, respectively. In March 1992, S&P placed the Commonwealth's general obligation and related guaranteed bond ratings on CreditWatch with positive implications, citing such factors as continued progress towards balanced financial operations and reduced short-term borrowing as the basis for the positive forecast. As of the date hereof, the Commonwealth's general obligation bonds are rated A+ by S&P and A1 by Moody's. From time to time, the rating agencies may further change their ratings.

         Fiscal 1995 tax revenue collections totaled $11.163 billion, approximately $12 million above the Department of Revenue's revised fiscal year 1995 tax revenue estimate of $11.151 billion, and approximately $556 million, or 5.2%, above fiscal 1994 tax revenues of $10.607 billion. Budgeted revenues and other sources, including non-tax revenues collected in fiscal 1995 totaled $16.387 billion, approximately $837 million, or 5.4%, above fiscal 1994 budgeted revenues of $15.550 billion. Budgeted expenditures and other uses of funds in fiscal 1995 were approximately $16.251 billion, approximately $728 million, or 4.7% above fiscal 1994 budgeted expenditures and uses of $15.523 billion. The Commonwealth ended fiscal 1995 with an operating gain of $137 million and an ending fund balance of $726 million.

         The 1996 Comptroller's Preliminary Financial Report indicates that the budgeted operating funds of the Commonwealth ended fiscal 1996 with a surplus of revenues and other sources over expenditures and other uses of $426.4 million resulting in aggregate ending fund balances in the budgeted operating funds of the Commonwealth of approximately $1.153 billion. Budgeted revenues and other sources for fiscal 1996 totaled approximately $17.323 billion, including tax revenues of approximately $12.049 billion, approximately $365 million higher than the most recent official estimate in May, 1996. Budgeted revenues and other sources increased by approximately 5.7% from fiscal 1995 to fiscal 1996, while tax revenues increased by approximately 7.9% for the same period. Income tax withholding payments increased by approximately 8.0% from fiscal 1995, and total income tax collections by approximately 12.3%. (The Department of Revenue believes that the strong tax revenue growth in fiscal 1996 was due partly to one-time factors that may not recur in fiscal 1997. These include the rise in the stock and bond markets in calendar 1995, which may have created unusually large capital gains and thus increases in personal income tax payments in fiscal 1996. These factors have been incorporated into the Department's forecast for fiscal 1997 tax revenues.) Budgeted expenditures and other uses in fiscal 1996 totaled approximately $16.896 billion, an increase of approximately $645.7 million, or 4.0%, over fiscal 1995.

         The fiscal 1996 year-end transfer to the Stabilization Fund amounted to approximately $179.4 million, bringing the Stabilization Fund balance to approximately $627.1 million, which exceeded the amount that can remain in the Stabilization Fund by law, $543.3 million. Under state finance law, year-end surplus amounts (as defined in the law) in excess of the amount that can remain in the Stabilization Fund are transferred to the Tax Reduction Fund, to be applied, subject to legislative appropriation, to the reduction of personal income taxes. The balance in the Tax Reduction Fund, as reflected in the 1996 Comptroller's Preliminary Financial Report, is approximately $233.8 million. Legislation approved by the Governor on July 30, 1996 appropriated $150 million from the Tax Reduction Fund for personal income tax reductions in fiscal 1997, to be implemented by a temporary increase in the amount of the personal exemption allowable for the 1996 taxable year. The Governor has filed legislation to appropriate the remaining balance of approximately $83.8 million in the Tax Reduction Fund for an additional temporary personal exemption increase.

         State Budget. On June 30, 1996, the Governor signed the budget for the 1997 fiscal year. When signed, the budget marked the seventh consecutive year in which the Commonwealth's budget has been balanced without new taxes or deficit borrowing. Budgeted revenues and other sources to be collected in fiscal 1997 are estimated by the Executive Office for Administration and Finance to be approximately $17.242 billion. This amount includes estimated fiscal 1996 tax revenues of $12.123 billion, which is approximately $73.8 million, or 0.6%, higher than fiscal 1996 tax revenues. The tax revenue projection is based upon the consensus revenue estimate of approximately $12.177 billion, adjusted for actual fiscal 1996 tax collections and various changes in law enacted after May, 1996, including a $233.8 million reduction in fiscal 1997 tax revenues funded by a fiscal 1996 transfer from the General Fund to the Tax Reduction Fund, a change in the way state tax liability is calculated for certain mutual fund service corporations, an increase in the cigarette tax passed by the Legislature over the Governor's veto and a provision in the fiscal 1997 budget increasing the number of auditors in the Department of Revenue. Through October, 1996, tax revenue collections have totaled approximately $2.874 billion, approximately $71.9 million, or 2.6%, greater than tax revenue collections for the same period in fiscal 1996. Collections through October, 1996, are approximately $20 million below the midpoint of the benchmark range ($2.807 billion to $2.982 billion) contemplated by the Department of Revenue's estimates.

         Fiscal 1997 non-tax revenues are projected to total approximately $5.119 billion, approximately $28 million, or 0.7%, less than fiscal 1996 non-tax revenues after adjusting for the shifts to and from certain non-budgeted items. Federal reimbursements are projected to decrease by approximately $1 million, from approximately $2.970 billion in fiscal 1995 to $2.969 billion in fiscal 1996, primarily as a result of increased reimbursements for Medicaid spending, offset by a reduction in reimbursements received in fiscal 1995 for one-time Medicaid expenses incurred in fiscal 1994 and fiscal 1995.

         The fiscal 1997 budget is based on numerous spending and revenue estimates, the achievement of which cannot be assured.

         Debt Limits and Outstanding Debt. Growth of tax revenues in the Commonwealth is limited by law. Tax revenues in each of fiscal years 1988 to 1992 were lower than the limits set by law. In addition, during each of the fiscal years 1989 through 1991, the official tax revenue forecasts made at the beginning of the year proved to be substantially more optimistic than the actual results. The fiscal 1992 budget initially was based on the joint revenue estimate of $8.292 billion, a 7% decrease from 1991, while actual tax revenues were $9.484 billion, a 5.4% increase over fiscal 1991. The fiscal 1993 budget initially was based on the joint revenue estimate of $9.685 billion, an increase of 2.1% over 1992. The actual 1993 tax revenues were $9.930 billion, a 4.7% increase over 1992. On May 13, 1993, the tax revenue forecast of the Chairpersons of the House and Senate Ways and Means Committees and the Secretary for Administration and Finance for fiscal 1994 was $10.540 billion, an increase of 6.1% over 1993. Actual fiscal 1994 tax revenues were $10.607 billion, a 6.8% increase over fiscal 1993.

         In May, 1994, the Chairpersons of the House and Senate Ways and Means Committees and the Secretary for Administration and Finance jointly endorsed an estimate of tax revenues for fiscal 1994 of $11.328 billion, an increase of $634 million, or 5.9%, from then expected tax revenues for fiscal 1994 of $10.694 billion. The fiscal 1995 budget was based upon this tax revenue estimate, less $19.3 million of tax cuts signed by the Governor in the fiscal 1995 budget. Fiscal 1995 tax revenue collections were approximately $11.163 billion. Preliminary fiscal 1996 tax revenue collections are estimated to be $12.049 billion. Fiscal 1997 tax revenue collections are projected to be approximately $12.123 billion.

         Effective July 1, 1990, limitations were placed on the amount of direct bonds the Commonwealth may have outstanding in a fiscal year, and the amount of the total appropriation in any fiscal year that may be expended for payment of principal of and interest on general obligation debt of the Commonwealth was limited to 10 percent of such appropriation. Bonds in the aggregate principal amount of $1.399 billion issued in October and December, 1990, under Chapter 151 of the Acts of 1990 to meet the fiscal 1990 deficit are excluded from the computation of these limitations, and principal of and interest on such bonds are to be repaid from up to 15% of the Commonwealth's income receipts and tax receipts in each year that such principal or interest is payable.

         Furthermore, certain of the Commonwealth's cities and towns have at times experienced serious financial difficulties which have adversely affected their credit standing. For example, due in large part to prior year cutbacks, the City of Chelsea was forced into receivership in September 1991. The recurrence of such financial difficulties, or financial difficulties of the Commonwealth, could adversely affect the market values and marketability, or result in default in payment on, outstanding obligations issued by the Commonwealth or its public authorities or municipalities. In addition, recent developments regarding the Massachusetts statutes which limit the taxing authority of the Commonwealth or certain Massachusetts governmental entities may impair the ability of issuers of some Massachusetts obligations to maintain debt service on their obligations.

         The Commonwealth currently has three types of bonds and notes outstanding: general obligation debt, dedicated income tax debt and special obligation debt. Dedicated income tax debt consists of general obligation bonds or notes issued pursuant to Chapter 151 of the Acts of 1990, to which a portion of the Commonwealth's income tax receipts is dedicated for the payment of debt service. Special obligation revenue debt consists of special obligation revenue bonds ("Special Obligation Bonds") issued under Section 20 of Chapter 29 of the Massachusetts General Laws (the "Special Obligation Act") which may be secured by all or a portion of the revenues credited to the Commonwealth's Highway Fund. The Commonwealth has issued Special Obligation Bonds secured by a pledge of 6.86 cents of the Commonwealth's 21-cent gasoline tax. Certain independent authorities and agencies within the Commonwealth are statutorily authorized to issue debt for which the Commonwealth is either directly, in whole or in part, or indirectly liable. The Commonwealth's liabilities with respect to these bonds and notes are classified as either (a) Commonwealth-supported debt; (b) Commonwealth-guaranteed debt; or (c) indirect obligations. Indirect obligations consist of (i) obligations of the Commonwealth to fund capital reserve funds pledged to certain Massachusetts Housing Finance Agency bonds, (ii) the obligation of the Commonwealth, acting through the Higher Education Coordinating Council ("HECC"), to fund debt service, solely from moneys otherwise appropriated to HECC, on certain community college program bonds issued by the Massachusetts Health and Educational Facilities Authority, (iii) the obligation of the Commonwealth, acting through the Executive Office of Public Safety ("EOPS"), to fund debt service from amounts appropriated by the Legislature to EOPS, on certificates of participation issued to finance the new Plymouth County Correctional Facility, and (iv) the obligation of the Commonwealth to make lease payments from amounts appropriated by the Legislature with respect to the Massachusetts Information Technology Center in the city of Chelsea,
Massachusetts. In addition, the Commonwealth has liabilities under certain tax-exempt capital leases. Commonwealth-guaranteed debt consists of certain liabilities arising out of the Commonwealth's guarantees of the bonds of the two higher education building authorities and certain bond anticipation notes of the Massachusetts Turnpike Authority. Commonwealth-supported debt arises from statutory requirements from payments by the Commonwealth with respect to debt service of the Massachusetts Bay Transportation Authority (including the Boston Metropolitan District), the Massachusetts Convention Center Authority, the Massachusetts Government Land Bank, the Steamship Authority and certain regional transit authorities. Hence, the Commonwealth's fiscal condition could adversely affect the market values and marketability of, or result in default in payment on, obligations of certain authorities and agencies.

         Local Governments. Proposition 2 1/2, an initiative petition adopted by the voters of the Commonwealth of Massachusetts on November 4, 1980, constraints levels of property taxation and limits the charges and fees imposed on cities and towns by certain governmental entities, including county governments. At the time Proposition 2 1/2 was enacted, many cities and towns had property tax levels in excess of the limit and were therefore required to roll back property taxes with a concurrent loss of revenues. While many communities have responded to the limits of Proposition 2 1/2 through statutorily permitted overrides and exclusions (such as exclusion of debt service on specific bonds and notes), Proposition 2 1/2 has and will continue to restrain significantly the ability of cities and towns to pay for local services, including certain debt service. To mitigate the impact of Proposition 2 1/2 on local programs and services since 1980, the Commonwealth has increased payments to its cities, towns and regional school districts.

         A statute adopted by voter initiative petition in November, 1990 regulates the distribution of Local Aid to cities and towns. Direct Local Aid decreased from $2.937 billion in fiscal 1990 to $2.360 billion in fiscal 1992; increased to $2.547 billion in fiscal 1993 and increased to $2.727 billion in fiscal 1994. Fiscal 1995 expenditures for direct Local Aid were $2.976 billion. Fiscal 1996 expenditures for direct Local Aid were $3.246 billion. It is estimated that fiscal 1997 expenditures for direct Local Aid will be $3.534 billion, which is an increase of approximately 8.9% above fiscal 1996 level. Under the November, 1990 law, new Local Aid distribution formulas would have called for a substantial increase in direct Local Aid in fiscal 1992, and would call for such an increase in fiscal 1993 and in subsequent years. Local Aid payments explicitly remain subject to annual appropriation, and fiscal 1992, 1993, 1994, 1995 and 1996 appropriations for Local Aid did not meet, and fiscal 1997 appropriations for Local Aid do not meet, the levels set forth in the initiative law. Reductions in, failure to fund or delays in the payment of Local Aid may create financial difficulties for certain municipalities or other local government entities.

         Medicaid. The Medicaid program provides health care to low-income children and families, the disabled and the elderly. The program, which is administered by the Division of Medical Assistance (an agency within the Executive Office of Health and Human Services), is 50% funded by federal reimbursements.

         During fiscal years 1992, 1993, 1994, 1995 and 1996 Medicaid expenditures were $2.818 billion, $3.151 billion, $3.313 billion, $3.398 billion and $3.416 billion, respectively. The average annual growth rate from fiscal 1992 to fiscal 1996 was 3.9%, compared to an average annual growth of approximately 17% between fiscal 1987 and fiscal 1991. There was virtually no growth from fiscal 1995 to fiscal 1996. The Executive Office for Administration and Finance estimates that fiscal 1997 Medicaid expenditures will be approximately $3.394 billion. Factoring out one-time payments in fiscal 1996 to settle bills from hospitals and nursing homes dating back to the 1980's, and adjusting for a change in the account structure of the Medicaid program, Medicaid expenditures are projected to remain flat from fiscal 1996 to fiscal 1997. The decrease in the rate of growth after 1991 is due to a number of savings and cost control initiatives that the Division of Medical Assistance continues to implement and refine, including managed care, utilization review and the identification of third party liabilities.

         Fiscal 1997 is projected by the Executive Office for Administration and Finance to be the fourth year with no need for supplemental Medicaid appropriations for current year expenses. Decreased reliance on supplemental appropriations reflects an effective management of Medicaid expenditures by the Commonwealth. Prior to fiscal 1994, substantial Medicaid expenditures were provided through supplemental appropriations because program requirements consistently exceeded initial appropriations. In addition, substantial amounts have been required to cover retroactive settlement of provider payments. Medicaid expenditures for fiscal 1992 of $2.818 billion included $50.0 million for prior year provider settlements. Fiscal 1994 and fiscal 1995 Medicaid expenditures included a total of approximately $123.0 million in retroactive rate settlements funded through the final fiscal 1994 supplemental budget to pay pre-1992 liabilities to hospitals and nursing homes. Fiscal 1996 expenditures included $9.4 million for final settlement of these hospital and nursing home liabilities. The Executive Office for Administration and Finance estimates that all current Medicaid costs as well as all remaining prior year bills will be covered within the current appropriation for fiscal 1997. Current spending estimates project a $61 million Medicaid surplus, as well.

         Pensions. The Commonwealth is responsible for the payment of pension benefits for state employees and school teachers throughout the state and for the cost-of-living increases payable to local government retirees. In 1988, the Commonwealth adopted a funding schedule under which it is required to fund future pension liabilities currently and to amortize the accumulated unfunded liabilities over 40 years. Since the adoption of this schedule, the amount of the unfunded liability has been reduced significantly. Total pension expenditures have increased at an average annual rate of 8% per year, rising from $751.5 million in fiscal 1992 to $1.005 billion in fiscal 1996. Total pension expenses include the costs associated with an early retirement program for elementary and secondary school teachers mandated by the 1993 education reform legislation. In fiscal 1997, the anticipated pension expenditure is $1.074 billion, an increase of 6.9% over fiscal 1996 costs. In fiscal 1996, a number of reform measures affecting pensions were enacted into law. Among the most notable were a measure consolidating the assets of the state employees' and teachers' retirement systems into a single investment fund and another that will reform the disability pension system. As of August 31, 1996, the Commonwealth's state pension reserves were approximately $7.7 billion.

When-Issued Securities. Each Fund may purchase securities offered on a "when-issued" or "forward delivery" basis. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities take place at a later date. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest accrues to the purchaser. To the extent that assets of a Fund are not invested prior to the settlement of a purchase of securities, a Fund will earn no income; however, it is intended that a Fund will be fully invested to the extent practicable and subject to the policies stated herein. When-issued or forward delivery purchases are negotiated directly with the other party, and are not traded on an exchange. While when-issued or forward delivery securities may be sold prior to the settlement date, it is intended that a Fund will purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time a Fund makes the commitment to purchase a security on a when-issued or forward delivery basis, it will record the transaction and reflect the value of the security in determining its net asset value. Each Fund does not believe that a Fund's net asset value or income will be adversely affected by its purchase of securities on a when-issued or forward delivery basis. Each Fund will not enter into such transactions for leverage purposes.

Stand-by Commitments. Massachusetts Tax Free Fund, subject to the receipt of any required regulatory authorization, may acquire "stand-by commitments," which will enable the Fund to improve its portfolio liquidity by making available same day settlements on portfolio sales (and thus facilitate the payment of same day payments of redemption proceeds in federal funds). The Fund may enter into such transactions subject to the limitations in the rules under the Investment Company Act of 1940 (the "1940 Act"). A stand-by commitment is a right acquired by the Fund, when it purchases a municipal obligation from a broker, dealer or other financial institution ("seller"), to sell up to the same principal amount of such securities back to the seller, at the Fund's option, at a specified price. Stand-by commitments are also known as "puts." The Fund's investment policies permit the acquisition of stand-by commitments solely to facilitate portfolio liquidity. The exercise by the Fund of a stand-by commitment is subject to the ability of the other party to fulfill its contractual commitment.

         Stand-by commitments acquired by the Fund will have the following features: (1) they will be in writing and will be physically held by the Fund's custodian, State Street Bank and Trust Company; (2) the Fund's rights to exercise them will be unconditional and unqualified; (3) they will be entered into only with sellers which in the Adviser's opinion present a minimal risk of default; (4) although stand-by commitments will not be transferable, municipal obligations purchased subject to such commitments may be sold to a third party at any time, even though the commitment is outstanding; and (5) their exercise price will be (i) the Fund's acquisition cost (excluding the cost, if any, of the stand-by commitment) of the municipal obligations which are subject to the commitment (excluding any accrued interest which the Fund paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus
(ii) all interest accrued on the securities since the last interest payment date. The Fund expects to refrain from exercising a stand-by commitment in the event that the amount receivable upon exercise of the stand-by commitment is significantly greater than the then current market value of the underlying municipal obligations, determined as described below under "Net Asset Value," in order to avoid imposing a loss on a seller and thus jeopardizing the Fund's business relationship with that seller.

         The Fund expects that stand-by commitments generally will be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Fund will pay for stand-by commitments, either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitments. As a matter of policy, the total amount "paid" by the Fund in either manner for outstanding stand-by commitments will not exceed 1/2 of 1% of the value of the total assets of the Fund calculated immediately after any stand-by commitment is acquired. If the Fund pays additional consideration for a stand-by commitment, the yield on the security to which the stand-by commitment relates will, in effect, be lower than if the Fund had not acquired such stand-by commitment.

         It is difficult to evaluate the likelihood of use or the potential benefit of a stand-by commitment. Therefore, it is expected that the Trustees will determine that stand-by commitments ordinarily have a "fair value" of zero, regardless of whether any direct or indirect consideration was paid. However, if the market price of the security subject to the stand-by commitment is less than the exercise price of the stand-by commitment, such security will ordinarily be valued at such exercise price. Where the Fund has paid for a stand-by commitment, its cost will be reflected as unrealized depreciation for the period during which the commitment is held.

         Management understands that the Internal Revenue Service (the "IRS") has issued a revenue ruling to the effect that, under specified circumstances, a registered investment company will be the owner of tax-exempt municipal obligations acquired subject to a put option. The IRS has also issued private letter rulings to certain taxpayers (which do not serve as precedent for other taxpayers) to the effect that tax-exempt interest received by a regulated investment company with respect to such obligations will be tax-exempt in the hands of the company and may be distributed to its shareholders as exempt-interest dividends. The IRS has subsequently announced that it will not ordinarily issue advance ruling letters as to the identity of the true owner of property in cases involving the sale of securities or participation interests therein if the purchaser has the right to cause the security, or the participation interest therein, to be purchased by either the seller or a third party. The Fund intends to take the position that it is the owner of any municipal obligations acquired subject to a stand-by commitment and that tax-exempt interest earned with respect to such municipal obligations will be tax-exempt in its hands. There is no assurance that the IRS will agree with such position in any particular case. There is no assurance that stand-by commitments will be available to the Fund nor has the Fund assumed that such commitments would continue to be available under all market conditions.

Third Party Puts. Each Fund may also purchase long-term fixed rate bonds that have been coupled with an option granted by a third party financial institution allowing a Fund at specified intervals to tender (or "put") the bonds to the institution and receive the face value thereof (plus accrued interest). These third party puts are available in several different forms, may be represented by custodial receipts or trust certificates and may be combined with other features such as interest rate swaps. A Fund receives a short-term rate of interest (which is periodically reset), and the interest rate differential between that rate and the fixed rate on the bond is retained by the financial institution. The financial institution granting the option does not provide credit enhancement, and in the event that there is a default in the payment of principal or interest or downgrading of a bond to below investment grade or a loss of its tax-exempt status, the put option will terminate automatically and the risk to a Fund will be that of holding a long-term bond. A Fund may be assessed "tender fees" for each tender period at a rate equal to the difference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the bond coupled with the option to trade at par on the date of such determination.

         These bonds coupled with puts may present the same tax issues as are associated with Stand-By Commitments discussed above. Each Fund intends to take the position that it is the owner of any municipal obligation acquired subject to a third-party put, and that tax-exempt interest earned with respect to such municipal obligations will be tax-exempt in its hands. There is no assurance that the IRS will agree with such position in any particular case. Additionally, the federal income tax treatment of certain other aspects of these investments, including the treatment of tender fees and swap payments, in relation to various regulated investment company tax provisions is unclear. However, the Adviser intends to manage a Fund's portfolio in a manner designed to minimize any adverse impact from these investments.

Municipal Lease Obligations and Participation Interests. A municipal lease obligation may take the form of a lease, installment purchase contract or conditional sales contract which is issued by a state or local government and authorities to acquire land, equipment and facilities. Income from such obligations is generally exempt from state and local taxes in the state of issuance. Municipal lease obligations frequently involve special risks not normally associated with general obligations or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title in the leased asset to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt issuance limitations are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that relieve the governmental issuer of any obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. In addition, such leases or contracts may be subject to the temporary abatement of payments in the event the issuer is prevented from maintaining occupancy of the leased premises or utilizing the leased equipment. Although the obligations may be secured by the leased equipment or facilities, the disposition of the property in the event of nonappropriation or foreclosure might prove difficult, time consuming and costly, and result in a delay in recovery or the failure to fully recover a Fund's original investment.

         Participation interests represent undivided interests in municipal leases, installment purchase contracts, conditional sales contracts or other instruments. These are typically issued by a trust or other entity which has received an assignment of the payments to be made by the state or political subdivision under such leases or contracts.

         Certain municipal lease obligations and participation interests may be deemed illiquid for the purpose of a Fund's limitation on investments in illiquid securities. Other municipal lease obligations and participation interests acquired by a Fund may be determined by the Adviser to be liquid securities for the purpose of such limitation. In determining the liquidity of municipal lease obligations and participation interests, the Adviser will consider a variety of factors including: (1) the willingness of dealers to bid for the security;
(2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades or quotes for the obligation; and (4) the nature of the marketplace trades. In addition, the Adviser will consider factors unique to particular lease obligations and participation interests affecting the marketability thereof. These include the general creditworthiness of the issuer, the importance to the issuer of the property covered by the lease and the likelihood that the marketability of the obligation will be maintained throughout the time the obligation is held by a Fund.

         Each Fund may purchase participation interests in municipal lease obligations held by a commercial bank or other financial institution. Such participations provide a Fund with the right to a pro rata undivided interest in the underlying municipal lease obligations. In addition, such participations generally provide a Fund with the right to demand payment, on not more than seven days' notice, of all or any part of such Fund's participation interest in the underlying municipal lease obligation, plus accrued interest. Each Fund will only invest in such participations if, in the opinion of bond counsel, counsel for the issuers of such participations or counsel selected by the Adviser, the interest from such participations is exempt from regular federal income tax and Massachusetts state income tax.

Illiquid Securities. Each Fund may occasionally purchase securities other than in the open market. While such purchases may often offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities" or "not readily marketable," i.e., securities which cannot be sold to the public without registration under the Securities Act of 1933 or the availability of an exemption from registration (such as Rules 144 or 144A) or because they are subject to other legal or contractual delays in or restrictions on resale.

         Generally speaking, restricted securities may be sold only to qualified institutional buyers, or in a privately negotiated transaction to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration, or in a public offering for which a registration statement is in effect under the 1933 Act. A Fund may be deemed to be an "underwriter" for purposes of the 1933 Act when selling restricted securities to the public, and in such event the Fund may be liable to purchasers of such securities if the registration statement prepared by the issuer, or the prospectus forming a part of it, is materially inaccurate or misleading.

Repurchase Agreements. Massachusetts Tax Free Fund may enter into repurchase agreements with any member bank of the Federal Reserve System or any broker-dealer which is recognized as a reporting government securities dealer if the creditworthiness has been determined by the Adviser to be at least equal to that of issuers of commercial paper rated within the two highest quality ratings categories assigned by Moody's, S&P or Fitch.

         A repurchase agreement provides a means for the Fund to earn taxable income on funds for periods as short as overnight. It is an arrangement under which the purchaser (i.e., the Fund) acquires a security ("Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Securities subject to a repurchase agreement are held in a segregated account and the value of such securities kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on the date of repurchase. In either case, the income to the Fund (which is taxable) is unrelated to the interest rate on the Obligation itself. Obligations will be held by the Custodian or in the Federal Reserve Book Entry system.

         For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from the Fund to the seller of the Obligation subject to the repurchase agreement and is therefore subject to the Fund's investment restriction applicable to loans. It is not clear whether a court would consider the Obligation purchased by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, the Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterizes the transaction as a loan and the Fund has not perfected a security interest in the Obligation, the Fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt obligation purchased for the Fund, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case the Fund may incur a loss if the proceeds to the Fund of the sale to a third party are less than the repurchase price. However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund will be unsuccessful in seeking to enforce the seller's contractual obligation to deliver additional securities.

Reverse Repurchase Agreements. Massachusetts Tax Free Fund may enter into "reverse repurchase agreements," which are repurchase agreements in which the Fund, as the seller of the securities, agrees to repurchase them at an agreed time and price. The Fund will maintain a segregated account, as described under "Use of Segregated and Other Special Accounts" in connection with outstanding reverse repurchase agreements. Reverse repurchase agreements are deemed to be borrowings subject to the Fund's investment restrictions applicable to that activity. The Fund will enter into a reverse repurchase agreement only when the Adviser believes that the interest income to be earned from the investment of the proceeds of the transaction will be greater than the interest expense of the transaction. There is no current intention to invest more than 5% of the Fund's net assets in reverse repurchase agreements.

Indexed Securities. Each Fund may invest in indexed securities, the value of which is linked to currencies, interest rates, commodities, indices or other financial indicators ("reference instruments"). Most indexed securities have maturities of three years or less.

         Indexed securities differ from other types of debt securities in which a Fund may invest in several respects. First, the interest rate or, unlike other debt securities, the principal amount payable at maturity of an indexed security may vary based on changes in one or more specified reference instruments, such as an interest rate compared with a fixed interest rate or the currency exchange rates between two currencies (neither of which need be the currency in which the instrument is denominated). The reference instrument need not be related to the terms of the indexed security. For example, the principal amount of a U.S. dollar denominated indexed security may vary based on the exchange rate of two foreign currencies. An indexed security may be positively or negatively indexed; that is, its value may increase or decrease if the value of the reference instrument increases. Further, the change in the principal amount payable or the interest rate of an indexed security may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s).

         Investment in indexed securities involves certain risks. In addition to the credit risk of the security's issuer and the normal risks of price changes in response to changes in interest rates, the principal amount of indexed securities may decrease as a result of changes in the value of reference instruments. Further, in the case of certain indexed securities in which the interest rate is linked to a reference instrument, the interest rate may be reduced to zero, and any further declines in the value of the security may then reduce the principal amount payable on maturity. Finally, indexed securities may be more volatile than the reference instruments underlying indexed securities.

Strategic Transactions and Derivatives. Each Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates and broad or specific market movements), to manage the effective maturity or duration of a Fund's portfolio, or to enhance potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

         In the course of pursuing these investment strategies, a Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, and enter into various interest rate transactions such as swaps, caps, floors or collars (collectively, all the above are called "Strategic Transactions"). Strategic Transactions may be used without limit (except to the extent that 80% of each Fund's net assets are required to be invested in tax-exempt Massachusetts municipal securities, and as limited by each Fund's other investment restrictions) to attempt to protect against possible changes in the market value of securities held in or to be purchased for a Fund's portfolio resulting from securities markets fluctuations, to protect a Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of a Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of a Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of a Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. Each Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not for speculative purposes.

         Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to a Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation a Fund can realize on its investments or cause a Fund to hold a security it might otherwise sell. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of a Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of that Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, a Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.

General Characteristics of Options. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of Fund assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

         A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, a Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving a Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. A Fund's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect a Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. The Fund is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

         With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

         Each Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

         The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

         OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. A Fund will only sell OTC options that are subject to a buy-back provision permitting a Fund to require the Counterparty to sell the option back to a Fund at a formula price within seven days. A Fund expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

         Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with a Fund or fails to make a cash settlement payment due in accordance with the terms of that option, a Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. A Fund will engage in OTC option transactions only with U.S. government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers", or broker dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any other nationally recognized statistical rating organization ("NRSRO") or are determined to be of equivalent credit quality by the Adviser. The staff of the Securities and Exchange Commission ("SEC") currently takes the position that OTC options purchased by a Fund, and portfolio securities "covering" the amount of a Fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to a Fund's limitation on investing no more than 10% of its assets in illiquid securities.

         If a Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase a Fund's income. The sale of put options can also provide income.

         Each Fund may purchase and sell call options on securities including U.S. Treasury and agency securities, municipal obligations, mortgage-backed securities and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets, and on securities indices and futures contracts. All calls sold by a Fund must be "covered" (i.e., a Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though a Fund will receive the option premium to help protect it against loss, a call sold by a Fund exposes a Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require a Fund to hold a security or instrument which it might otherwise have sold.

         Each Fund may purchase and sell put options on securities including U.S. Treasury and agency securities, mortgage-backed securities, municipal obligations and Eurodollar instruments (whether or not it holds the above securities in its portfolio) and on securities indices and futures contracts other than futures on individual corporate debt and individual equity securities. Each Fund will not sell put options if, as a result, more than 50% of such Fund's assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that a Fund may be required to buy the underlying security at a disadvantageous price above the market price.

General Characteristics of Futures. Each Fund may enter into financial futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate or fixed-income market changes, for duration management and for risk management purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by a Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

         Each Fund's use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into only for bona fide hedging, risk management (including duration management) or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon requires a Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of options on financial futures involves payment of a premium for the option without any further obligation on the part of a Fund. If a Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

         Each Fund will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of a Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

Options on Securities Indices and Other Financial Indices. Each Fund also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

Combined Transactions. Each Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions and multiple interest rate transactions and any combination of futures, options and interest rate transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Adviser, it is in the best interests of a Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Swaps, Caps, Floors and Collars. Among the Strategic Transactions into which a Fund may enter are interest rate and index swaps and the purchase or sale of related caps, floors and collars. Each Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, as a duration management technique or to protect against any increase in the price of securities a Fund anticipates purchasing at a later date. Each Fund intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream a Fund may be obligated to pay. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. An index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

         Each Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, the Adviser and each Fund believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. Each Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or has an equivalent rating from an NRSRO or is determined to be of equivalent credit quality by the Adviser. If there is a default by the Counterparty, a Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Eurodollar   Instruments.   Each  Fund  may  make   investments   in  Eurodollar
instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. Each Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Risks of Strategic Transactions Outside the U.S. When conducted outside the U.S., Strategic Transactions may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S., and (v) lower trading volume and liquidity.

Use of Segregated and Other Special Accounts. Many Strategic Transactions, in addition to other requirements, require that the Fund segregate liquid high grade assets with its custodian to the extent Fund obligations are not otherwise "covered" through ownership of the underlying security or financial instrument. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid high grade securities at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by a Fund will require that Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate liquid high-grade securities sufficient to purchase and deliver the securities if the call is exercised. A call option sold by a Fund on an index will require that Fund to own portfolio securities which correlate with the index or to segregate liquid high grade assets equal to the excess of the index value over the exercise price on a current basis. A put option written by a Fund requires that Fund to segregate liquid, high grade assets equal to the exercise price.

         OTC options entered into by a Fund, including those on securities, financial instruments or indices and OCC issued and exchange listed index options, will generally provide for cash settlement. As a result, when a Fund sells these instruments it will only segregate an amount of assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by a Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when a Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, that Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by a Fund other than those above generally settle with physical delivery, and that Fund will segregate an amount of assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement, will be treated the same as other options settling with physical delivery.

         In the case of a futures contract or an option thereon, a Fund must deposit initial margin and possible daily variation margin in addition to segregating assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Such assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.

         With respect to swaps, a Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid high grade securities having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to a Fund's net obligation, if any.

         Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. Each Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, a Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by that Fund. Moreover, instead of segregating assets if a Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, assets equal to any remaining obligation would need to be segregated.

         Each Fund's activities involving Strategic  Transactions may be limited
by  the   requirements  of  Subchapter  M  of  the  Internal  Revenue  Code  for
qualification as a regulated investment company. (See "TAXES.")

Trustees' Power to Change Objective and Policies

         Except as specifically stated to the contrary, the objective and policies stated above may be changed by the Trustees without a vote of the shareholders.

Investment Restrictions

         Unless specified to the contrary, the following restrictions may not be changed without the approval of a majority of the outstanding voting securities of that Fund which, under the 1940 Act and the rules thereunder and as used in this Statement of Additional Information, means the lesser of (1) 67% of the shares of a Fund present at a meeting if the holders of more than 50% of the outstanding shares of a Fund are present in person or by proxy, or (2)
more than 50% of the outstanding shares of the Fund. Any investment restrictions herein which involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, the Fund.

         As a matter of fundamental policy, Massachusetts Limited Term Tax Free Fund and Massachusetts Tax Free Fund may not:

          1. invest more than 25% of the value of its total assets in the securities of any one issuer;

          2. borrow money, except as a temporary measure for extraordinary or emergency purposes or except in connection with reverse repurchase agreements; provided that the Fund maintains asset coverage of 300% for all borrowings;

          3. purchase or sell real estate (except that the Fund may invest in (i) securities of companies which deal in real estate or mortgages, and (ii) securities secured by real estate or interests therein, and that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities);

          4. purchase or sell physical commodities or contracts relating to physical commodities;

          5. act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of portfolio securities of the Fund;

          6. make loans to other persons, except (a) loans of portfolio securities, and (b) to the extent the entry into repurchase agreements and the purchase of debt securities in accordance with its investment objectives and investment policies may be deemed to be loans;

          7. issue senior securities, except as appropriate to evidence indebtedness which it is permitted to incur, and except for shares of the separate classes or series of the Trust, provided that collateral arrangements with respect to currency-related contracts, futures contracts, options or other permitted investments, including deposits of initial and variation margin, are not considered to be the issuance of senior securities for purposes of this restriction;

          8. with respect to 50% of the total assets of the Fund, invest more than 5% of its total assets in securities of any one issuer, except U.S. Government securities;

          9. purchase securities if such purchase would cause more than 25% in the aggregate of the market value of the total assets of the Fund at the time of such purchase to be invested in the securities of one or more issuers having their principal business activities in the same industry, provided that there is no limitation in respect to investments in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities; and

         In addition, as a matter of fundamental policy, Massachusetts Tax Free Fund may not:

          10. with respect to 50% of the total assets of the Fund, purchase the securities of any issuer if such purchase would cause more than 10% of the voting securities of such issuer to be held by the Fund.

         As a matter of non-fundamental policy, Massachusetts Limited Term Tax Free Fund may not:

          (i) purchase or sell interests in oil, gas or other mineral leases or exploration or development programs (although it may invest in municipal obligations and other permitted investments of issuers which own or invest in such interests);

          (ii) purchase warrants, unless attached to other securities in which it is permitted to invest;

          (iii) purchase or retain securities of any open-end investment company or securities of closed-end investment companies except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchases, or except when such purchase, though not made in the open market, is part of a plan of merger, consolidation, reorganization or acquisition of assets; in any event the Fund may not purchase more than 3% of the outstanding voting securities of another investment company, may not invest more than 5% of its assets in another investment company, and may not invest more than 10% of its assets in other investment companies;

          (iv) participate on a joint or a joint and several basis in any trading account in securities, but may for the purpose of possibly achieving better net results on portfolio transactions or lower brokerage commission rates join with other investment company and client accounts advised by the Adviser in the purchase or sale of debt obligations;

          (v) purchase securities on margin or make short sales unless, by virtue of its ownership of other securities, it has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions;

          (vi) purchase securities of any issuer with a record of less than three years continuous operation, including predecessors, except (a) obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities or (b) municipal obligations (including securities issued by state agencies, cities and towns) which are rated by at least one nationally recognized municipal obligations rating service, if such purchase would cause the Fund's investments in all such issuers to exceed 5% of the Fund's total assets taken at market value;

          (vii) purchase restricted securities (for these purposes restricted security means a security with a legal or contractual restriction on resale in the principal market in which the security is traded) if, as a result thereof, more than 10% of the value of the Fund's total assets would be invested in restricted securities;

          (viii) buy options on securities or financial instruments, unless the aggregate premiums paid on all such options held by the Fund at any time do not exceed 20% of the value of its net assets; or sell put options on securities if, as a result, the aggregate value of the obligations underlying such put options would exceed 50% of the Fund's net assets;

          (ix)      enter into  futures  contracts or purchase  options  thereon unless  immediately  after  the  purchase,  the value of the aggregate initial margin with respect to all futures contracts entered into on behalf of the Fund and the premiums paid for options on futures contracts does not exceed 5% of the fair market value of the Fund's total assets; provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5% limit;

          (x) make securities loans if the value of such securities loaned exceeds 30% of the value of the Fund's total assets at the time any loan is made; all loans of portfolio securities will be fully collateralized and marked to market daily. The Fund has no current intention of making loans of portfolio securities that would amount to greater than 5% of the Fund's total assets;

          (xi) purchase or retain securities of an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Fund or a member, officer, director or trustee of the investment adviser of the Fund if one or more of such individuals owns beneficially more than one-half of one percent (1/2 of 1%) of the shares or securities or both (taken at market value) of such issuer and such individuals owning more than one-half of one percent (1/2 or 1%) of such shares or securities together own beneficially more than 5% of such shares or securities or both;

          (xii)     purchase or sell real estate limited partnership  interests;
                    and

          (xiii) borrow money in excess of 5% of its total assets (taken at market value) except for temporary or emergency purposes, borrow other than from banks or in connection with reverse repurchase agreements.

         As a matter of non-fundamental policy, Massachusetts Tax Free Fund may not:

          (i) purchase or sell interests in oil, gas or other mineral exploration or development programs (although it may invest in municipal obligations and other permitted investments of issuers which own or invest in such interests);

          (ii) purchase warrants, unless attached to other securities in which it is permitted to invest;

          (iii) invest in the securities of other investment companies, or except by purchase in the open market when no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not made on the open market, is part of a plan of merger or consolidation;

          (iv) enter into repurchase agreements or purchase any securities if, as a result thereof, more than 10% of the total assets of the Fund (taken at market value) would be, in the aggregate, subject to repurchase agreements maturing in more than seven days and invested in restricted securities or securities which are not readily marketable;

          (v) participate on a joint or a joint and several basis in any trading account in securities, but may for the purpose of possibly achieving better net results on portfolio transactions or lower brokerage commission rates join with other investment company and client accounts advised by the Adviser in the purchase or sale of debt obligations;

          (vi) purchase securities on margin or make short sales unless, by virtue of its ownership of other securities, it has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions;

          (vii) purchase securities of any issuer with a record of less than three years continuous operation, including predecessors, except (a) obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities or (b) municipal obligations of the Commonwealth of Massachusetts (including securities issued by state agencies, cities and towns) which are rated by at least one nationally recognized municipal obligations rating service, if such purchase would cause the Fund's investments in all such issuers to exceed 5% of the Fund's total assets taken at market value;

          (viii) purchase restricted securities (for these purposes restricted security means a security with a legal or contractual restriction on resale in the principal market in which the security is traded), repurchase agreements maturing in more than seven days and securities which are not readily marketable if as a result more than 10% of the Fund's net assets (valued at market at purchase) would be invested in such securities;

          (ix) purchase restricted securities if, as a result thereof, more than 10% of the value of the Fund's total assets would be invested in restricted securities;

          (x) buy options on securities or financial instruments, unless the aggregate premiums paid on all such options held by the Fund at any time do not exceed 20% of the value of its net assets; or sell put options on securities if, as a result, the aggregate value of the obligations underlying such put options would exceed 50% of the Fund's net assets;

          (xi)      enter into  futures  contracts or purchase  options  thereon unless  immediately  after  the  purchase,  the value of the aggregate initial margin with respect to all futures contracts entered into on behalf of the Fund and the premiums paid for options on futures contracts does not exceed 5% of the fair market value of the Fund's total assets; provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5% limit; and

          (xii) borrow money in excess of 5% of its total assets (taken at market value) except for temporary or emergency purposes, borrow other than from banks or in connection with reverse repurchase agreements.

         Scudder Massachusetts Tax Free Fund and Scudder Massachusetts Limited Term Tax Free Fund each may not invest more than 25% of its assets in Massachusetts municipal securities which are secured by revenues from health facilities, toll roads, ports and airports, or colleges and universities. The Funds do not expect to invest in non-publicly offered securities.

         Each Fund has no current intention of engaging in any borrowing, lending of portfolio securities or investing in closed-end investment companies.

                                    PURCHASES

                        (See "Purchases" and "Transaction
                    information" in the Funds' prospectus.)

Additional Information About Opening an Account

         Shareholders of other Scudder funds who have submitted an account application and have a certified tax identification number, clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and their immediate families, members of the National Association of Securities Dealers, Inc. (the "NASD"), and banks may open an account by wire. These investors must call 1-800-225-5163 to get an account number. During the call, the investor will be asked to indicate the Fund name, amount to be wired ($2,500 minimum), name of the bank or trust company from which the wire will be sent, the exact registration of the new account, the tax identification or Social Security number, address and telephone number. The investor must then call his bank to arrange a wire transfer to The Scudder Funds, State Street Bank and Trust Company, Boston, MA 02110, ABA Number 011000028, DDA Account Number: 9903-5552. The investor must give the Scudder fund name, account name and the new account number. Finally, the investor must send a completed and signed application to the Fund promptly.

Checks

         A certified check is not necessary, but checks are only accepted subject to collection at full face value in U.S. funds and must be drawn on, or payable through, a U.S. bank.

         If shares of a Fund are purchased by a check which proves to be uncollectible, that Fund reserves the right to cancel the purchase immediately and the purchaser will be responsible for any loss incurred by the Fund or the principal underwriter by reason of such cancellation. If the purchaser is a shareholder, a Fund will have the authority, as agent of the shareholder, to redeem shares in the account in order to reimburse that Fund or the principal underwriter for the loss incurred. Investors whose orders have been canceled may be prohibited from or restricted in placing future orders in any of the Scudder funds.

Wire Transfer of Federal Funds

         To purchase shares of a Fund and obtain the same day dividend you must have your bank forward federal funds by wire transfer and provide the required account information so as to be available to a Fund prior to twelve o'clock noon eastern time on that day. If you wish to make a purchase of $500,000 or more you should notify the Fund's transfer agent, Scudder Service Corporation (the "Transfer Agent") of such a purchase by calling 1-800-225-5163. If either the federal funds or the account information is received after twelve o'clock noon eastern time, but both the funds and the information are made available before the close of regular trading on the New York Stock Exchange (the "Exchange") (normally 4 p.m. eastern time) on any business day, shares will be purchased at net asset value determined on that day but will not receive the dividend; in such cases, dividends commence on the next business day.

         To obtain the net asset value determined as of the close of regular trading on the Exchange on a selected day, your bank must forward federal funds by wire transfer and provide the required account information so as to be available to a Fund prior to the close of regular trading on the Exchange (normally 4 p.m. eastern time).

         The bank sending an investor's federal funds by bank wire may charge for the service. Presently Scudder Investor Services, Inc. (the "Distributor") pays a fee for receipt by the Funds' custodian, State Street Bank and Trust Company (the "Custodian") of "wired funds," but the right to charge investors for this service is reserved.

         Boston banks are presently closed on certain holidays although the Exchange may be open. These holidays include Martin Luther King, Jr. Day (the 3rd Monday in January), Columbus Day (the 2nd Monday in October) and Veterans' Day (November 11). Investors are not able to purchase shares by wiring federal funds on such holidays because the Custodian is not open to receive such federal funds on behalf of a Fund.

Additional Information About Making Subsequent Investments by AutoBuy

         Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the AutoBuy program, may purchase shares of a Fund by telephone. Through this service shareholders may purchase up to $250,000 but not less than $250. To purchase shares by AutoBuy, shareholders should call before 4 p.m. eastern time. Proceeds in the amount of your purchase will be transferred from your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. AutoBuy requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day. If you purchase shares by AutoBuy and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. Auto Buy transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

         In order to request purchases by AutoBuy, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account from which the purchase payment will be debited. New investors wishing to establish AutoBuy may so indicate on the application. Existing shareholders who wish to add AutoBuy to their account may do so by completing an AutoBuy Enrollment Form. After sending in an enrollment form shareholders should allow for 15 days for this service to be available.

         The Funds employ procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Funds will not be liable for acting upon instructions communicated by telephone that they reasonably believe to be genuine.

Share Price

         Purchases will be filled without sales charge at the net asset value next computed after receipt of the purchase order in good order. Net asset value normally will be computed once a day, as of the close of regular trading on each day when the Exchange is open for trading. Orders received after the close of regular trading on the Exchange will receive the next business day's net asset value. If the order has been placed by a member of the NASD, other than the Distributor, it is the responsibility of that member broker, rather than a Fund, to forward the purchase order to the Transfer Agent in Boston by the close of regular trading on the Exchange.

Share Certificates

         Due to the desire of the Corporation's management to afford ease of redemption, certificates will not be issued to indicate ownership in the Funds. Share certificates now in a shareholder's possession may be sent to the Transfer Agent for cancellation and credit to such shareholder's account. Shareholders who prefer may hold the certificates in their possession until they wish to exchange or redeem such shares.

Other Information

         If purchases or redemptions of Fund shares are arranged and settlement is made at the investor's election through a member of the NASD, other than the Distributor, that member may, at its discretion, charge a fee for that service. The Trustees, Distributor and the Funds' principal underwriter, each has the right to limit the amount of purchases by and to refuse to sell to any person and each may suspend or terminate the offering of shares of a Fund at any time.

         The "Tax Identification Number" section of the application must be completed when opening an account. Applications and purchase orders without a certified tax identification number and certain other certified information (e.g., from exempt organizations certification of exempt status) will be returned to the investor.

         A Fund may issue shares at net asset value in connection with any merger or consolidation with, or acquisition of, the assets of any investment company (or series thereof) or personal holding company, subject to the requirements of the 1940 Act.

                            EXCHANGES AND REDEMPTIONS

  (See "Exchanges and redemptions" and "Transaction information" in the Funds'
                                  prospectus.)

Exchanges

         Exchanges are comprised of a redemption from one Scudder fund and a purchase into another Scudder fund. The purchase side of the exchange either may be an additional investment into an existing account or may involve opening a new account in the other fund. When an exchange involves a new account, the new account is established with the same registration, tax identification number, address, telephone redemption option, "Scudder Automated Information Line"
(SAIL) transaction authorization and dividend option as the existing account. Other features will not carry over automatically to the new account. Exchanges to a new fund account must be for a minimum of $2,500. When an exchange represents an additional investment into an existing account, the account receiving the exchange proceeds must have identical registration, address, and account options/features as the account of origin. Exchanges into an existing account must be for $100 or more. If the account receiving the exchange proceeds is to be different in any respect, the exchange request must be in writing and must contain an original signature guarantee as described under "Transaction Information--Redeeming shares--Signature guarantees" in the Funds' prospectus.

         Exchange orders received before the close of regular trading on the Exchange on any business day ordinarily will be executed at the respective net asset values determined on that day. Exchange orders received after the close of regular trading on the Exchange will be executed on the following business day.

         Investors may also request, at no extra charge, to have exchanges automatically executed on a predetermined schedule from one Scudder Fund to an existing account in another Scudder Fund, at current net asset value, through Scudder's Automatic Exchange Program. Exchanges must be for a minimum of $50. Shareholders may add this free feature over the telephone or in writing. Automatic Exchanges will continue until the shareholder requests by telephone or in writing to have the feature removed, or until the originating account is depleted. The Trust and the Transfer Agent each reserves the right to suspend or terminate the privilege of the Automatic Exchange Program at any time.

         No commission is charged to the shareholder for any exchange described above. An exchange into another Scudder fund is a redemption of shares, and therefore may result in tax consequences (gain or loss) to the shareholder, and the proceeds of such an exchange may be subject to backup withholding. (See "TAXES.")

         Investors currently receive the exchange privilege, including exchange by telephone, automatically without having to elect it. Each Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. Each Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine. Each Fund and the Transfer Agent each reserves the right to suspend or terminate the privilege of exchanging by telephone or fax at any time.

         The Scudder funds into which investors may make an exchange are listed under "THE SCUDDER FAMILY OF FUNDS" herein. Before making an exchange, shareholders should obtain from the Distributor a prospectus of the Scudder fund into which the exchange is being contemplated.

Redemption by Telephone

         Shareholders currently receive the right to redeem by telephone up to $100,000 to their address of record automatically, without having to elect it. Shareholders may also request by telephone to have the proceeds mailed or wired to their predesignated bank account. In order to request redemptions by telephone, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which the redemption proceeds are to be sent.

         (a) NEW INVESTORS wishing to establish telephone redemption to a predesignated bank account must complete the appropriate section on the application.

         (b) EXISTING SHAREHOLDERS who wish to establish telephone redemption to a predesignated bank account or who want to change the bank account previously designated to receive redemption payments should either return a Telephone Redemption Option Form (available upon request) or send a letter identifying the account and specifying the exact information to be changed. The letter must be signed exactly as the shareholder's name(s) appears on the account. An original signature and an original signature guarantee are required for each person in whose name the account is registered.

         If a request for redemption to a shareholder's bank account is made by telephone or fax, payment will be by Federal Reserve bank wire to the bank account designated on the application, unless a request is made that the redemption check be mailed to the designated bank account. There will be a $5 charge for all wire redemptions.

         Note: Investors designating a savings bank to receive their telephone redemption proceeds are advised that if the savings bank is not a participant in the Federal Reserve System, redemption proceeds must be wired through a commercial bank which is a correspondent of the savings bank. As this may delay receipt by the shareholder's account, it is suggested that investors wishing to use a savings bank discuss wire procedures with their bank and submit any special wire transfer information with the telephone redemption authorization. If appropriate wire information is not supplied, redemption proceeds will be mailed to the designated bank.

         Each Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. Each Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

         Redemption requests by telephone (technically a repurchase by agreement between a Fund and the shareholder) of shares purchased by check will not be accepted until the purchase check has cleared which may take up to seven business days.

Redemption By AutoSell

         Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and have elected to participate in the AutoSell program may sell shares of a Fund by telephone. To sell shares by AutoSell, shareholders should call before 4 p.m. eastern time. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. AutoSell requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day. AutoSell transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

         In order to request redemptions by AutoSell, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account from which the purchase payment will be debited. New investors wishing to establish AutoSell may so indicate on the application. Existing shareholders who wish to add AutoSell to their account may do so by completing an AutoSell Enrollment Form. After sending in an enrollment form, shareholders should allow for 15 days for this service to be available.

         The Funds employ procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Funds will not be liable for acting upon instructions communicated by telephone that they reasonably believe to be genuine.

Redemption by Mail or Fax

         Any existing share certificates representing shares being redeemed must accompany a request for redemption and be duly endorsed or accompanied by a proper stock assignment form with signatures guaranteed as explained in the Funds' prospectus.

         In order to ensure proper authorization before redeeming shares, the Transfer Agent may request additional documents such as, but not restricted to, stock powers, trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waivers of tax (required in some states when settling estates).

         It is suggested that shareholders holding share certificates or shares registered in other than individual names contact the Transfer Agent prior to any redemptions to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, trust, fiduciary agent, attorney or partnership, the Transfer Agent requires, in addition to the stock power, certified evidence of authority to sign. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within five business days after receipt by the Transfer Agent of a request for redemption that complies with the above requirements. Delays of more than seven days of payment for shares tendered for repurchase or redemption may result, but only until the purchase check has cleared.

Redemption by Write-a-Check

         All new investors and existing shareholders of Massachusetts Limited Term Tax Free Fund who apply to State Street Bank and Trust Company for checks may use them to pay any person, provided that each check is for at least $100 and not more than $5 million. By using the checks, the shareholder will receive daily dividend credit on his or her shares until the check has cleared the banking system. Investors who purchased shares by check may write checks against those shares only after they have been on a Fund's book for seven business days. Shareholders who use this service may also use other redemption procedures. The Fund pays the bank charges for this service. However, each Fund will review the cost of operation periodically and reserve the right to determine if direct charges to the persons who avail themselves of this service would be appropriate. The Fund, Scudder Service Corporation and State Street Bank and Trust Company reserve the right at any time to suspend or terminate the "Write-a-Check" procedure.

Other Information

         If a shareholder redeems all shares in the account after the record date of a dividend, the shareholder will receive, in addition to the net asset value thereof, all declared but unpaid dividends thereon. The value of shares redeemed or repurchased may be more or less than a shareholder's cost depending upon the net asset value at the time of redemption or repurchase. Each Fund does not impose a redemption or repurchase charge, although a wire charge may be applicable for redemption proceeds wired to an investor's bank account. Redemptions of shares, including redemptions undertaken to effect an exchange for shares of another Scudder fund, may result in tax consequences (gain or loss) to the shareholder and the proceeds of such redemptions may be subject to backup withholding (see "TAXES").

         Shareholders who wish to redeem shares from Special Plan Accounts should contact the employer, trustee or custodian of the Plan for the requirements.

         The determination of net asset value may be suspended at times and a shareholder's right to redeem shares and to receive payment therefore may be suspended at times (a) during which the Exchange is closed, other than customary weekend and holiday closings, (b) during which trading on the Exchange is restricted for any reason, (c) during which an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for a Fund fairly to determine the value of its net assets, or (d) the SEC may by order permit such a suspension for the protection of the Trust's shareholders; provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether the conditions prescribed in (b) or (c) exist.

         If transactions at any time reduce a shareholder's account balance in a Fund to below $2,500 in value, that Fund may notify the shareholder that, unless the account balance is brought up to at least $2,500, the Fund will redeem all shares, close the account and send redemption proceeds to the shareholder. The shareholder has sixty days to bring the account balance up to $2,500 before any action will be taken by the Fund. (This policy applies to accounts of new shareholders, but does not apply to certain Special Plan Accounts.)

                    FEATURES AND SERVICES OFFERED BY THE FUND

The Pure No-Load(TM) Concept

         Investors are encouraged to be aware of the full ramifications of mutual fund fee structures, and of how Scudder distinguishes its funds from the vast majority of mutual funds available today. The primary distinction is between load and no-load funds.

         Load funds generally are defined as mutual funds that charge a fee for the sale and distribution of fund shares. There are three types of loads: front-end loads, back-end loads, and asset-based 12b-1 fees. 12b-1 fees are distribution-related fees charged against fund assets and are distinct from service fees, which are charged for personal services and/or maintenance of shareholder accounts. Asset-based sales charges and service fees are typically paid pursuant to distribution plans adopted under Rule 12b-1 under the 1940 Act.

         A front-end load is a sales charge, which can be as high as 8.50% of the amount invested. A back-end load is a contingent deferred sales charge, which can be as high as 8.50% of either the amount invested or redeemed. The maximum front-end or back-end load varies, and depends upon whether or not a fund also charges a 12b-1 fee and/or a service fee or offers investors various sales-related services such as dividend reinvestment. The maximum charge for a 12b-1 fee is 0.75% of a fund's average annual net assets, and the maximum charge for a service fee is 0.25% of a fund's average annual net assets.

         A no-load fund does not charge a front-end or back-end load, but can charge a small 12b-1 fee and/or service fee against fund assets. Under the National Association of Securities Dealers Rules of Fair Practice, a mutual fund can call itself a "no-load" fund only if the 12b-1 fee and/or service fee does not exceed 0.25% of a fund's average annual net assets.

         Because Scudder funds do not pay any asset-based sales charges or service fees, Scudder developed and trademarked the phrase pure no-load(TM) to distinguish Scudder funds from other no-load mutual funds. Scudder pioneered the no-load concept when it created the nation's first no-load fund in 1928, and later developed the nation's first family of no-load mutual funds.

         The following chart shows the potential long-term advantage of investing $10,000 in a Scudder pure no-load fund over investing the same amount in a load fund that collects an 8.50% front-end load, a load fund that collects only a 0.75% 12b-1 and/or service fee, and a no-load fund charging only a 0.25% 12b-1 and/or service fee. The hypothetical figures in the chart show the value of an account assuming a constant 10% rate of return over the time periods indicated and reinvestment of dividends and distributions.

-------------------------------------------------------------------------------------------------------------------
                                Scudder                                                            No-Load Fund
         YEARS            Pure No-Load(TM)       8.50% Load Fund          Load Fund with          with 0.25% 12b-1
                                 Fund                                     0.75% 12b-1 Fee               Fee
-------------------------------------------------------------------------------------------------------------------

          10                    $25,937                $23,733                $24,222                $25,354
-------------------------------------------------------------------------------------------------------------------

          15                     41,772                 38,222                 37,698                 40,371
-------------------------------------------------------------------------------------------------------------------

          20                     67,275                 61,557                 58,672                 64,282
-------------------------------------------------------------------------------------------------------------------


         Investors are encouraged to review the fee tables on pages 2 and 3 of the Funds' prospectus for more specific information about the rates at which management fees and other expenses are assessed.

Internet access

World   Wide  Web  Site  --  The   address   of  the   Scudder   Funds  site  is
http://funds.scudder.com. The site offers guidance on global investing and developing strategies to help meet financial goals and provides access to the Scudder investor relations department via e-mail. The site also enables users to access or view fund prospectuses and profiles with links between summary information in Profiles and details in the Prospectus. Users can fill out new account forms on-line, order free software, and request literature on funds.

         The site is designed for interactivity, simplicity and maneuverability. A section entitled "Planning Resources" provides information on asset allocation, tuition, and retirement planning to users who fill out interactive "worksheets." Investors can easily establish a "Personal Page," that presents price information, updated daily, on funds they're interested in following. The "Personal Page" also offers easy navigation to other parts of the site. Fund performance data from both Scudder and Lipper Analytical Services, Inc. are available on the site. Also offered on the site is a news feature, which provides timely and topical material on the Scudder Funds.

         Scudder has communicated with shareholders and other interested parties on Prodigy since 1988 and has participated since 1994 in GALT's Networth "financial marketplace" site on the Internet. The firm made Scudder Funds information available on America Online in early 1996.

Account Access -- Scudder is among the first mutual fund families to allow shareholders to manage their fund accounts through the World Wide Web. Scudder Fund shareholders can view a snapshot of current holdings, review account activity and move assets between Scudder Fund accounts.

         Scudder's personal portfolio capabilities -- known as SEAS (Scudder Electronic Account Services) -- are accessible only by current Scudder Fund shareholders who have set up a Personal Page on Scudder's Web site. Using a secure Web browser, shareholders sign on to their account with their Social Security number and their SAIL password. As an additional security measure, users can change their current password or disable access to their portfolio through the World Wide Web.

         An Account Activity option reveals a financial history of transactions for an account, with trade dates, type and amount of transaction, share price and number of shares traded. For users who wish to trade shares between Scudder Funds, the Fund Exchange option provides a step-by-step procedure to exchange shares among existing fund accounts or to new Scudder Fund accounts.

         A Call Me(TM) feature enables users to speak with a Scudder Investor Relations telephone representative while viewing their account on the Web site. In order to use the Call MeTM feature, an individual must have two phone lines and enter on the screen the phone number that is not being used to connect to the Internet. They are connected to the next available Scudder Investor Relations representative from 8 a.m. to 8 p.m. eastern time.

Dividend and Capital Gain Distribution Options

         Investors have freedom to choose whether to receive cash or to reinvest any dividends from net investment income or distributions from realized capital gains in additional shares of a Fund. A change of instructions for the method of payment must be received by the Transfer Agent at least five days prior to a dividend record date.

Shareholders may change their dividend option either by calling 1-800-225-5163 or by sending written instructions to the Transfer Agent. See "How to contact Scudder" in the prospectus for the address. Please include your account number with your written request.

         Reinvestment is usually made at the closing net asset value determined on the business day following the record date. Investors may leave standing instructions with the Transfer Agent designating their option for either reinvestment or cash distribution of any income dividends or capital gains distributions. If no election is made, dividends and distributions will be invested in additional shares of the Fund.

         Investors may also have dividends and distributions automatically deposited to their predesignated bank account through Scudder's DistributionsDirect Program. Shareholders who elect to participate in the DistributionsDirect Program, and whose predesignated checking account of record is with a member bank of the Automated Clearing House Network (ACH) can have income and capital gains distributions automatically deposited to their personal bank account usually within three business days after a Fund pays its distribution. A DistributionsDirect request form can be obtained by calling 1-800-225-5163. Confirmation statements will be mailed to shareholders as notification that distributions have been deposited.

         Investors choosing to participate in Scudder's Automatic Withdrawal Plan must reinvest any dividends or capital gains.

Scudder Funds Centers

         Investors may visit any of the Centers maintained by the Distributor listed in the Funds' prospectus. The Centers are designed to provide individuals with services during any business day. Investors may pick up literature or find assistance with opening an account, adding monies or special options to existing accounts, making exchanges within the Scudder Family of Funds, redeeming shares or opening retirement plans. Checks should not be mailed to the Centers but should be mailed to "The Scudder Funds" at the address listed under "How to contact Scudder" in the Prospectus.

Reports to Shareholders

         Each Fund issues to shareholders semiannual financial statements (audited annually by independent accountants), including a list of investments held and statements of assets and liabilities, operations, changes in net assets and supplementary information for each Fund.

Transaction Summaries

         Annual summaries of all transactions in each Fund account are available to shareholders. The summaries may be obtained by calling 1-800-225-5163.

                           THE SCUDDER FAMILY OF FUNDS

       (See "Investment products and services" in the Fund's prospectus.)

         The Scudder Family of Funds is America's first family of mutual funds and the nation's oldest family of no-load mutual funds. To assist investors in choosing a Scudder fund, descriptions of the Scudder funds' objectives follow. Initial purchases in each Scudder fund must be at least $2,500 or $1,000 in the case of IRAs. Subsequent purchases must be for $100 or more. Minimum investments for special plan accounts may be lower.

MONEY MARKET

         Scudder Cash Investment Trust ("SCIT") seeks to maintain the stability of capital, and consistent therewith, to maintain the liquidity of capital and to provide current income through investment in a supervised portfolio of short-term debt securities. SCIT intends to seek to maintain a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible.

         Scudder U.S. Treasury Money Fund seeks to provide safety, liquidity and stability of capital and consistent therewith to provide current income through investment in a supervised portfolio of U.S. Government and U.S. Government guaranteed obligations with maturities of not more than 762 calendar days. The Fund intends to seek to maintain a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible.

INCOME

         Scudder Emerging Markets Income Fund seeks to provide high current income and, secondarily, long-term capital appreciation through investments primarily in high-yielding debt securities issued in emerging markets.

         Scudder Global Bond Fund seeks to provide total return with an emphasis on current income by investing primarily in high-grade bonds denominated in foreign currencies and the U.S. dollar. As a secondary objective, the Fund will seek capital appreciation.

         Scudder GNMA Fund seeks to provide investors with high current income from a portfolio of high-quality GNMA securities.

         Scudder  High  Yield Bond Fund seeks to provide a high level of current
         income  and,  secondarily,   capital  appreciation  through  investment
         primarily in below investment grade domestic debt securities.

         Scudder Income Fund seeks to earn a high level of income consistent with the prudent investment of capital through a flexible investment program emphasizing high-grade bonds.

         Scudder International Bond Fund seeks to provide income from a portfolio of high-grade bonds denominated in foreign currencies. As a secondary objective, the Fund seeks protection and possible enhancement of principal value by actively managing currency, bond market and maturity exposure and by security selection.

         Scudder Short Term Bond Fund seeks to provide a higher and more stable level of income than is normally provided by money market investments, and more price stability than investments in intermediate- and long-term bonds.

         Scudder Zero Coupon 2000 Fund seeks to provide as high an investment return over a selected period as is consistent with the minimization of reinvestment risks through investments primarily in zero coupon securities.

TAX FREE MONEY MARKET

         Scudder Tax Free Money Fund ("STFMF") is designed to provide investors with income exempt from regular federal income tax while seeking stability of principal. STFMF seeks to maintain a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible.

         Scudder California Tax Free Money Fund* is designed to provide California taxpayers income exempt from California state and regular federal income taxes, and seeks stability of capital and the maintenance of a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible.

         Scudder New York Tax Free Money Fund* is designed to provide New York taxpayers income exempt from New York state, New York City and regular federal income taxes, and seeks stability of capital and the maintenance of a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible.

----------------

* These funds are not available for sale in all states. For information, contact Scudder Investor Services, Inc.

TAX FREE

         Scudder High Yield Tax Free Fund seeks to provide high income which is exempt from regular federal income tax by investing in municipal securities.

         Scudder Limited Term Tax Free Fund seeks to provide as high a level of income exempt from regular federal income tax as is consistent with a high degree of principal stability.

         Scudder Managed Municipal Bonds seeks to provide income which is exempt from regular federal income tax primarily through investments in long-term municipal securities with an emphasis on high grade.

         Scudder Medium Term Tax Free Fund seeks to provide a high level of income free from regular federal income taxes and to limit principal fluctuation by investing in high-grade municipal securities of intermediate maturities.

         Scudder California Tax Free Fund* seeks to provide income exempt from both California and regular federal income taxes through the professional and efficient management of a portfolio consisting of California state, municipal and local government obligations.

         Scudder Massachusetts Limited Term Tax Free Fund* seeks to provide as high a level of income exempt from Massachusetts personal and regular federal income tax as is consistent with a high degree of principal stability.

         Scudder Massachusetts Tax Free Fund* seeks to provide income exempt from both Massachusetts and regular federal income taxes through the professional and efficient management of a portfolio consisting of Massachusetts state, municipal and local government obligations.

         Scudder New York Tax Free Fund* seeks to provide income exempt from New York state, New York City and regular federal income taxes through the professional and efficient management of a portfolio consisting of investments in New York state, municipal and local government obligations.

         Scudder Ohio Tax Free Fund* seeks to provide income exempt from both Ohio and regular federal income taxes through the professional and efficient management of a portfolio consisting of Ohio state, municipal and local government obligations.

         Scudder Pennsylvania Tax Free Fund* seeks to provide income exempt from both Pennsylvania and regular federal income taxes through a portfolio consisting of Pennsylvania state, municipal and local government obligations.

GROWTH AND INCOME

         Scudder Balanced Fund seeks to provide a balance of growth and income, as well as long-term preservation of capital, from a diversified portfolio of equity and fixed income securities.

         Scudder Growth and Income Fund seeks to provide long-term growth of capital, current income, and growth of income through a portfolio invested primarily in common stocks and convertible securities by companies which offer the prospect of growth of earnings while paying current dividends.

GROWTH

         Scudder Classic Growth Fund seeks long-term growth of capital with reduced share price volatility compared to other growth mutual funds.


----------------

* These funds are not available for sale in all states. For information, contact Scudder Investor Services, Inc.

         Scudder Development Fund seeks to achieve long-term growth of capital primarily through investments in marketable securities, principally common stocks, of relatively small or little-known companies which in the opinion of management have promise of expanding their size and profitability or of gaining increased market recognition for their securities, or both.

         Scudder Emerging Markets Growth Fund seeks long-term growth of capital primarily through equity investment in emerging markets around the globe.

         Scudder Global Discovery Fund seeks above-average capital appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world.

         Scudder Global Fund seeks long-term growth of capital primarily through a diversified portfolio of marketable equity securities selected on a worldwide basis. It may also invest in debt securities of U.S. and foreign issuers. Income is an incidental consideration.

         Scudder Gold Fund seeks maximum return (principal change and income) consistent with investing in a portfolio of gold-related equity securities and gold.

         Scudder Greater Europe Growth Fund seeks long-term growth of capital through investments primarily in the equity securities of European companies.

         Scudder International Fund seeks long-term growth of capital through investment principally in a diversified portfolio of marketable equity securities selected primarily to permit participation in non-U.S. companies and economies with prospects for growth. It also invests in fixed-income securities of foreign governments and companies, with a view toward total investment return.

         Scudder Large Company Growth Fund seeks to provide long-term growth of capital through investment primarily in equity securities of large U.S. growth companies.

         Scudder Large Company  Value Fund seeks to maximize  long-term  capital
         appreciation   through  a  broad  and   flexible   investment   program
         emphasizing common stocks.

         Scudder  Latin  America  Fund  seeks  to  provide   long-term   capital
         appreciation through investment primarily in the securities of Latin American issuers.

         Scudder Micro Cap Fund seeks long-term growth of capital by investing primarily in a diversified portfolio of U.S. micro-cap stocks.

         Scudder Pacific Opportunities Fund seeks long-term growth of capital through investment primarily in the equity securities of Pacific Basin companies, excluding Japan.

         Scudder Small Company Value Fund invests for long-term growth of capital by seeking out undervalued stocks of small U.S. companies.

         Scudder 21st Century Growth Fund seeks long-term growth of capital by investing primarily in securities of emerging growth companies poised to be leaders in the 21st century.

         Scudder Value Fund seeks long-term growth of capital through investment in undervalued equity securities.

         The Japan Fund, Inc. seeks capital appreciation through investment in Japanese securities, primarily in common stocks of Japanese companies.

ASSET ALLOCATION

         Scudder Pathway Series: Conservative Portfolio seeks primarily current income and secondarily long-term growth of capital. In pursuing these objectives, the Portfolio will, under normal market conditions, invest substantially in a select mix of Scudder bond mutual funds, but will have some exposure to Scudder equity mutual funds.

         Scudder Pathway Series: Balanced Portfolio seeks a balance of growth and income by investing in a select mix of Scudder money market, bond and equity mutual funds.

         Scudder Pathway Series: Growth Portfolio seeks to provide investors with long-term growth of capital. In pursuing this objective, the Portfolio will, under normal market conditions, invest predominantly in a select mix of Scudder equity mutual funds designed to provide long-term growth.

         Scudder Pathway Series: International Portfolio seeks maximum total return. Total return consists of any capital appreciation plus dividend income and interest. To achieve this objective, the Portfolio invests in a select mix of international and global Scudder Funds.

         The net asset values of most Scudder Funds can be found daily in the "Mutual Funds" section of The Wall Street Journal under "Scudder Funds," and in other leading newspapers throughout the country. Investors will notice the net asset value and offering price are the same, reflecting the fact that no sales commission or "load" is charged on the sale of shares of the Scudder Funds. The latest seven-day yields for the money-market funds can be found every Monday and Thursday in the "Money-Market Funds" section of The Wall Street Journal. This information also may be obtained by calling the Scudder Automated Information Line (SAIL) at 1-800-343-2890.

         The Scudder Family of Funds offers many conveniences and services, including: active professional investment management; broad and diversified investment portfolios; pure no-load funds with no commissions to purchase or redeem shares or Rule 12b-1 distribution fees; individual attention from a service representative of Scudder Investor Relations; easy telephone exchanges into other Scudder funds.


                              SPECIAL PLAN ACCOUNTS

    (See "Scudder tax-advantaged retirement plans," "Purchases--By Automatic Investment Plan" and "Exchanges and redemptions--By Automatic Withdrawal
                        Plan" in the Funds' prospectus.)

         Detailed information on any Scudder investment plan, including the applicable charges, minimum investment requirements and disclosures made pursuant to Internal Revenue Service (the "IRS") requirements, may be obtained by contacting Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103 or by calling toll free, 1-800-225-2470. It is advisable for an investor considering the funding of the investment plans described below to consult with an attorney or other investment or tax adviser with respect to the suitability requirements and tax aspects thereof.

         Shares of the Fund may also be a permitted investment under profit sharing and pension plans and IRA's other than those offered by the Fund's distributor depending on the provisions of the relevant plan or IRA.

         None of the plans assures a profit or guarantees protection against depreciation, especially in declining markets.

Automatic Withdrawal Plan

         Non-retirement plan shareholders who currently own or purchase $10,000 or more of shares of a Fund may establish an Automatic Withdrawal Plan. The investor can then receive monthly, quarterly or periodic redemptions from his or her account for any designated amount of $50 or more. Payments are mailed at the end of each month. The check amounts may be based on the redemption of a fixed dollar amount, fixed share amount, percent of account value or declining balance. The Plan provides for income dividends and capital gains distributions, if any, to be reinvested in additional shares. Shares are then liquidated as necessary to provide for withdrawal payments. Since the withdrawals are in amounts selected by the investor and have no relationship to yield or income, payments received cannot be considered as yield or income on the investment and the resulting liquidations may deplete or possibly extinguish the initial investment. Requests for increases in withdrawal amounts or to change payee must be submitted in writing, signed exactly as the account is registered and contain signature guarantee(s) as described under "Transaction information--Redeeming shares--Signature guarantees" in the Funds' prospectus. Any such requests must be received by the Funds' transfer agent by the 15th of the month in which such change is to take effect. An Automatic Withdrawal Plan may be terminated at any time by the shareholder, the Trust or its agent on written notice, and will be terminated when all shares of the Fund under the Plan have been liquidated or upon receipt by the Trust of notice of death of the shareholder.

         An Automatic Withdrawal Plan request form can be obtained by calling 1-800-225-5163.

Cash Management System -- Group Sub-Accounting Plan for Trust Accounts, Nominees and Corporations

         To minimize record-keeping by fiduciaries and corporations, arrangements have been made with the Transfer Agent to offer a convenient group sub-accounting and dividend payment system to bank trust departments and others. Debt obligations of banks which utilize the Cash Management System are not given any preference in the acquisition of investments for a Fund or Portfolio.

         In its discretion, a Fund may accept minimum initial investments of less than $2,500 (per Portfolio) as part of a continuous group purchase plan by fiduciaries and others (e.g., brokers, bank trust departments, employee benefit plans) provided that the average single account in any one Fund or Portfolio in the group purchase plan will be $2,500 or more. A Fund may also wire all redemption proceeds where the group maintains a single designated bank account.

         Shareholders who withdraw from the group purchase plan through which they were permitted to initiate accounts under $2,500 will be subject to the minimum account restrictions described under "EXCHANGES AND REDEMPTIONS--Other Information."

Automatic Investment Plan

         Shareholders may arrange to make periodic investments through automatic deductions from checking accounts by completing the appropriate form and providing the necessary documentation to establish this service. The minimum investment is $50.

         The Automatic Investment Plan involves an investment strategy called dollar cost averaging. Dollar cost averaging is a method of investing whereby a specific dollar amount is invested at regular intervals. By investing the same dollar amount each period, when shares are priced low the investor will purchase more shares than when the share price is higher. Over a period of time this investment approach may allow the investor to reduce the average price of the shares purchased. However, this investment approach does not assure a profit or protect against loss. This type of investment program may be suitable for various investment goals such as, but not limited to, college planning or saving for a home.

Uniform Transfers/Gifts to Minors Act

         Grandparents, parents or other donors may set up custodian accounts for minors. The minimum initial investment is $1,000 unless the donor agrees to continue to make regular share purchases for the account through Scudder's Automatic Investment Plan (AIP). In this case, the minimum initial investment is $500.

         The Trust reserves the right, after notice has been given to the shareholder and custodian, to redeem and close a shareholder's account in the event that regular investments to the account cease before the $1,000 minimum is reached.

                    DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

          (See "Distribution and performance information--Dividends and capital gains distributions" in the Funds' prospectus.)

         Each Fund will follow the practice of distributing substantially all, and in no event less than 90%, of its taxable and tax-exempt net investment income (defined under "ADDITIONAL INFORMATION--Glossary") and any excess of net realized short-term capital gains over net realized long-term capital losses.
Each Fund may follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. However, if it appears to be in the best interest of a Fund and its shareholders, a Fund may retain all or part of such gain for reinvestment.

         Dividends will be declared daily and distributions of net investment income will be made monthly. Any dividend declared in October, November, or December with a record date in such a month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. Distributions of net short-term and net long-term capital gains realized during each fiscal year, if any, will be made annually within three months after the end of each Fund's fiscal year end. An additional distribution may also be made (or treated as made) in November or December if necessary to avoid the excise tax enacted by the Tax Reform Act of 1986 (See "TAXES," below). Both types of distributions will be made in shares of a Fund and confirmations will be mailed to each shareholder unless a shareholder has elected to receive cash, in which case a check will be sent.

         Each distribution is accompanied by a brief explanation of the form and character of the distribution. The characterization of distributions on such correspondence may differ from the characterization for federal tax purposes. In January of each year each Fund issues to each shareholder a statement of the federal income tax status of all distributions, including a statement of the percentage of the prior calendar year's distributions which a Fund has designated as tax-exempt and the percentage of such tax-exempt distributions treated as a tax-preference item for purposes of the alternative minimum tax.

                                     PERFORMANCE INFORMATION

          (See "Distribution and performance information--Performance information" in the Funds' prospectus.)

         From time to time, quotations of the Funds' performance may be included in advertisements, sales literature or reports to shareholders or prospective investors. These performance figures may be calculated in the following manner:

Average Annual Total Return

         Average annual total return is the average annual compound rate of return for one year, five years and for the life of a Fund, ended on the last day of a recent calendar quarter. Average annual total return quotations reflect changes in the price of a Fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Average annual total return is calculated by finding the average annual compound rates of return of a hypothetical investment, over such periods, according to the following formula (average annual total return is then expressed as a percentage):

                               T = (ERV/P)^1/n - 1
         Where:
                   T        =       average annual total return
                   P        =       a hypothetical initial investment of $1,000
                   n        =       number of years
                   ERV      =       ending redeemable value: ERV is the value,
                                    at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

         The average annual total return of Scudder Massachusetts Limited Term Tax Free Fund for the one year period ended October 31, 1996, and life of the Fund(1) are 3.98% and 4.40%, respectively.

         The average annual total return of Scudder Massachusetts Tax Free Fund for the one and five year periods ended March 31, 1996, and life of the Fund(2) are 8.28%, 8.75%, and 8.76%, respectively.

         (1) For the period beginning February 15, 1994.
         (2) For the period beginning May 28, 1987.

         If the Adviser had not maintained Scudder Massachusetts Limited Term Tax Free Fund expenses and had imposed a full management fee, the average annual total return for the one year period and life of the Fund would have been lower. If the Adviser had not maintained Scudder Massachusetts Tax Free Fund expenses and had imposed a full management fee, the average annual total return for the one and five year periods, and life of the Fund would have been lower.

Cumulative Total Return

         Cumulative total return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect the change in the price of the Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative total return is calculated by finding the cumulative rates of return of a hypothetical investment over such period, according to the following formula (cumulative total return is then expressed as a percentage):

                                 C = (ERV/P) - 1
         Where:
                   C        =       Cumulative Total Return
                   P        =       a hypothetical initial investment of $1,000
                   ERV      =       ending redeemable value: ERV is the value,
                                    at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

         As of October 31, 1996 the cumulative total return of Massachusetts Limited Term Tax Free Fund for the one year period and life of the Fund^(1) were 3.98% and 12.38% respectively. If the Adviser had not maintained Massachusetts Limited Term Tax Free Fund expenses and had imposed a full management fee, the cumulative total return for the one year period and life of Fund would have been lower.

         ^(1)   For the period  beginning   February 15,  1994  (commencement of
               operations).

         The cumulative total return of Massachusetts Tax Free Fund for the one and five year periods ended March 31, 1996, and life of the Fund^(2) were 8.28%, 52.12%, and 110.25%, respectively. If the Adviser had not maintained Massachusetts Tax Free Fund expenses and had imposed a full management fee, the cumulative total return for the one and five year periods, and life of the Fund would have been lower.

         ^(2)   For the period beginning May 28, 1987.

Total Return

         Total return is the rate of return on an investment for a specified period of time calculated in the same manner as cumulative total return.

Yield

         Yield is the net annualized SEC yield based on a specified 30-day (or one month) period assuming a semiannual compounding of income. Yield is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                          YIELD = 2[((a-b)/cd + 1)^6-1]
         Where:
                   a        =       dividends and interest  earned  during the
                                    period  including  the  amortization  of
                                    market premium or accretion of market
                                    discount.
                   b        =       expenses accrued for the period (net of
                                    reimbursements).
                   c        =       the  average  daily  number of  shares
                                    outstanding  during  the  period  that were
                                    entitled to receive dividends.
                   d        =       the maximum offering price per share on the
                                    last day of the period.

         The 30-day net-annualized SEC yield of Massachusetts Limited Term Tax Free Fund for the period ended October 31, 1996 was 4.02%.

         The 30-day net-annualized SEC yield of Massachusetts Tax Free Fund for the period ended March 31, 1996 was 4.82%.

Tax-Equivalent Yield

         Tax-Equivalent Yield is the net annualized taxable yield needed to produce a specified tax-exempt yield at a given tax rate based on a specified 30 day (or one month) period assuming semiannual compounding of income. Tax-equivalent yield is calculated by dividing that portion of the Fund's yield (as computed in the yield description above) which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield of the Fund that is not tax-exempt. Thus, taxpayers with a federal tax rate of 36% and an effective combined marginal tax rate of 43.68% would need to earn a taxable yield of 7.14% to receive after-tax income equal to the 4.02% tax-free yield of Massachusetts Limited Term Tax Free Fund for the 30-day period ended October 31, 1996. Taxpayers with a federal tax rate of 36% and an effective combined marginal tax rate of 43.68% would need to earn a taxable yield of 9.07% to receive after-tax income equal to the 4.82% tax-free yield of Massachusetts Tax Free Fund for the 30-day period ended on March 31, 1996.

         Quotations of each Fund's performance are historical, show the performance of a hypothetical investment and are not intended to indicate future performance. Performance of a Fund will vary based on changes in market conditions and the level of each Fund's expenses. An investor's shares, when redeemed, may be worth more or less than their original cost.

         Investors should be aware that the principal of each Fund is not insured.

Comparison of Fund Performance

         A comparison of the quoted non-standard performance offered for various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effects of the methods used to calculate performance when comparing performance of a Fund with performance quoted with respect to other investment companies or types of investments.

         In connection with communicating its performance to current or prospective shareholders, a Fund also may compare these figures to the performance of unmanaged indices which may assume reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs. Examples include, but are not limited to the Dow Jones
Industrial Average, the Consumer Price Index, Standard & Poor's 500 Composite Stock Price Index (S&P 500), the NASDAQ OTC Composite Index, the NASDAQ Industrials Index, the Russell 2000 Index, and statistics published by the Small Business Administration.

         From time to time, in advertising and marketing literature, a Fund's performance may be compared to the performance of broad groups of mutual funds with similar investment goals, as tracked by independent organizations such as, Investment Company Data, Inc. ("ICD"), Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), Morningstar, Inc., Value Line Mutual Fund Survey and other independent organizations. When these organizations' tracking results are used, a Fund will be compared to the appropriate fund category, that is, by fund objective and portfolio holdings, or to the appropriate volatility grouping, where volatility is a measure of a fund's risk. For instance, a Scudder growth fund will be compared to funds in the growth fund category; a Scudder income fund will be compared to funds in the income fund category; and so on. Scudder funds (except for money market funds) may also be compared to funds with similar volatility, as measured statistically by independent organizations.

         From time to time, in marketing and other Fund literature, Trustees and officers of the Funds, the Funds' portfolio managers, or members of the portfolio management team may be depicted and quoted to give prospective and current shareholders a better sense of the outlook and approach of those who manage the Funds. In addition, the amount of assets that the Adviser has under management in various geographical areas may be quoted in advertising and marketing materials.

         The Funds may be advertised as an investment choice in Scudder's college planning program. The description may contain illustrations of projected future college costs based on assumed rates of inflation and examples of hypothetical fund performance, calculated as described above.

         Statistical and other information, as provided by the Social Security Administration, may be used in marketing materials pertaining to retirement planning in order to estimate future payouts of social security benefits. Estimates may be used on demographic and economic data.

         Marketing and other Fund literature may include a description of the potential risks and rewards associated with an investment in the Funds. The description may include a "risk/return spectrum" which compares the Funds to other Scudder funds or broad categories of funds, such as money market, bond or equity funds, in terms of potential risks and returns. Money market funds are designed to maintain a constant $1.00 share price and have a fluctuating yield. Share price, yield and total return of a bond fund will fluctuate. The share price and return of an equity fund also will fluctuate. The description may also compare the Funds to bank products, such as certificates of deposit. Unlike mutual funds, certificates of deposit are insured up to $100,000 by the U.S. government and offer a fixed rate of return.

         Because bank products guarantee the principal value of an investment and money market funds seek stability of principal, these investments are considered to be less risky than investments in either bond or equity funds, which may involve the loss of principal. However, all long-term investments, including investments in bank products, may be subject to inflation risk, which is the risk of erosion of the value of an investment as prices increase over a long time period. The risks/returns associated with an investment in bond or equity funds depend upon many factors. For bond funds these factors include, but are not limited to, a fund's overall investment objective, the average portfolio maturity, credit quality of the securities held, and interest rate movements. For equity funds, factors include a fund's overall investment objective, the types of equity securities held and the financial position of the issuers of the securities. The risks/returns associated with an investment in international bond or equity funds also will depend upon currency exchange rate fluctuation.

         A risk/return spectrum generally will position the various investment categories in the following order: bank products, money market funds, bond funds and equity funds. Shorter-term bond funds generally are considered less risky and offer the potential for less return than longer-term bond funds. The same is true of domestic bond funds relative to international bond funds, and bond funds that purchase higher quality securities relative to bond funds that purchase lower quality securities. Growth and income equity funds are generally considered to be less risky and offer the potential for less return than growth funds. In addition, international equity funds usually are considered more risky than domestic equity funds but generally offer the potential for greater return.

         Risk/return spectrums also may depict funds that invest in both domestic and foreign securities or a combination of bond and equity securities.

         Evaluation of Fund performance or other relevant statistical information made by independent sources may also be used in advertisements concerning the Funds, including reprints of, or selections from, editorials or articles about these Funds. Sources for Fund performance information and articles about the Funds include the following:

American Association of Individual Investors' Journal, a monthly publication of the AAII that includes articles on investment analysis techniques.

Asian Wall Street Journal, a weekly Asian newspaper that often reviews U.S. mutual funds investing internationally.

Banxquote, an on-line source of national averages for leading money market and bank CD interest rates, published on a weekly basis by Masterfund, Inc. of Wilmington, Delaware.

Barron's, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.

Business Week, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds investing abroad.

CDA Investment Technologies, Inc., an organization which provides performance and ranking information through examining the dollar results of hypothetical mutual fund investments and comparing these results against appropriate market indices.

Consumer Digest, a monthly business/financial magazine that includes a "Money Watch" section featuring financial news.

Financial Times, Europe's business newspaper, which features from time to time articles on international or country-specific funds.

Financial World, a general business/financial magazine that includes a "Market Watch" department reporting on activities in the mutual fund industry.

Forbes, a national business publication that from time to time reports the performance of specific investment companies in the mutual fund industry.

Fortune, a national business publication that periodically rates the performance of a variety of mutual funds.

The Frank Russell Company, a West-Coast investment management firm that periodically evaluates international stock markets and compares foreign equity market performance to U.S. stock market performance.

Global  Investor,   a  European   publication  that  periodically   reviews  the
performance of U.S. mutual funds investing internationally.

IBC Money Fund Report, a weekly publication of IBC Financial Data, Inc., reporting on the performance of the nation's money market funds, summarizing money market fund activity and including certain averages as performance benchmarks, specifically "IBC's Money Fund Average," and "IBC's Government Money Fund Average."

Ibbotson Associates, Inc., a company specializing in investment research and data.

Investment Company Data, Inc., an independent organization which provides performance ranking information for broad classes of mutual funds.

Investor's Business Daily, a daily newspaper that features financial, economic, and business news.

Kiplinger's Personal Finance Magazine, a monthly investment advisory publication that periodically features the performance of a variety of securities.

Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, a weekly publication of industry-wide mutual fund averages by type of fund.

Money, a monthly magazine that from time to time features both specific funds and the mutual fund industry as a whole.

Morgan Stanley International, an integrated investment banking firm that compiles statistical information.

Mutual Fund Values,  a biweekly  Morningstar,  Inc.  publication  that  provides
ratings  of  mutual  funds  based  on  fund  performance,   risk  and  portfolio
characteristics.

The New York Times, a nationally distributed newspaper which regularly covers financial news.

The No-Load Fund Investor, a monthly newsletter, published by Sheldon Jacobs, that includes mutual fund performance data and recommendations for the mutual fund investor.

No-Load Fund*X, a monthly newsletter, published by DAL Investment Company, Inc., that reports on mutual fund performance, rates funds and discusses investment strategies for the mutual fund investor.

Personal Investing News, a monthly news publication that often reports on investment opportunities and market conditions.

Personal Investor, a monthly investment advisory publication that includes a "Mutual Funds Outlook" section reporting on mutual fund performance measures, yields, indices and portfolio holdings.

SmartMoney, a national personal finance magazine published monthly by Dow Jones and Company, Inc. and The Hearst Corporation. Focus is placed on ideas for investing, spending and saving.

Success, a monthly magazine targeted to the world of entrepreneurs and growing business, often featuring mutual fund performance data.

United Mutual Fund Selector, a semi-monthly investment newsletter, published by Babson United Investment Advisors, that includes mutual fund performance data and reviews of mutual fund portfolios and investment strategies.

USA Today, a leading national daily newspaper.

U.S. News and World Report, a national news weekly that periodically reports mutual fund performance data.

Value Line Mutual Fund Survey, an independent organization that provides biweekly performance and other information on mutual funds.

The Wall Street Journal, a Dow Jones and Company, Inc. newspaper which regularly covers financial news.

Wiesenberger Investment Companies Services, an annual compendium of information about mutual funds and other investment companies, including comparative data on funds' backgrounds, management policies, salient features, management results, income and dividend records and price ranges.

Working Woman, a monthly publication that features a "Financial Workshop" section reporting on the mutual fund/financial industry.

Worth, a national publication put out 10 times per year by Capital Publishing Company, a subsidiary of Fidelity Investments. Focus is placed on personal financial journalism.

                            ORGANIZATION OF THE FUNDS

               (See "Fund organization" in the Funds' prospectus.)

         Each Fund is a series of Scudder State Tax Free Trust. The Trust is a Massachusetts business trust established under a Declaration of Trust dated May 25, 1983. Such Declaration of Trust was amended and restated on December 8, 1987. Its authorized capital consists of an unlimited number of shares of beneficial interest of $0.01 par value. The shares are currently divided into six series. The other series of the Trust are: Scudder New York Tax Free Fund, Scudder New York Tax Free Money Fund, Scudder Ohio Tax Free Fund and Scudder Pennsylvania Tax Free Fund. The Trustees have the authority to issue more series of shares and to designate the relative rights and preferences as between the different series. Each share of each Fund has equal rights with each other share of that Fund as to voting, dividends and liquidation. Shareholders have one vote for each share held on matters on which they are entitled to vote. All shares issued and outstanding will be fully paid and non-assessable by the Trust, and redeemable as described in this Statement of Additional Information and in the Funds' prospectus.

         The assets of the Trust received for the issue or sale of the shares of each series and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such series and constitute the underlying assets of such series. The underlying assets of each series are segregated on the books of account, and are to be charged with the liabilities in respect to such series and with its equitable share of the general liabilities of the Trust, as determined by the Trustees. Expenses with respect to any two or more series are to be allocated in proportion to the asset value of the respective series except where allocations of direct expenses can otherwise be fairly made. The officers of the Trust, subject to the general supervision of the Trustees, have the power to determine which liabilities are allocable to a given series, or which are general or allocable to two or more series. In the event of the dissolution or liquidation of the Trust or any series, the holders of the shares of any series are entitled to receive as a class the underlying assets of such shares available for distribution to shareholders.

         Shares of the Trust entitle their holders to one vote per share; however, separate votes are taken by each series on matters affecting an individual series. For example, a change in investment policy for a series would be voted upon only by shareholders of the series involved. Additionally, approval of the investment advisory agreement is a matter to be determined separately by each series. Approval by the shareholders of one series is effective as to that series whether or not enough votes are received from the shareholders of the other series to approve such agreement as to the other series.

         The Declaration of Trust provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust, that the Trustees and officers will not be liable for errors of judgment or mistakes of fact or law, and that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust except if it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust protects or indemnifies a Trustee or officer against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

                               INVESTMENT ADVISER

     (See "Fund organization--Investment adviser" in the Funds' prospectus.)

         Scudder, Stevens & Clark, Inc., an investment counsel firm, acts as investment adviser to each Fund. This organization is one of the most experienced investment management firms in the United States. It was established as a partnership in 1919 and pioneered the practice of providing investment counsel to individual clients on a fee basis. In 1928 it introduced the first no-load mutual fund to the public. In 1953, the Adviser introduced Scudder International Fund, the first mutual fund registered with the SEC in the U.S. investing internationally in several foreign countries. The firm reorganized from a partnership to a corporation on June 28, 1985.

         The principal source of the Adviser's income is professional fees received from providing continuous investment advice, and the firm derives no income from brokerage or underwriting of securities. Today, it provides investment counsel for many individuals and institutions, including insurance companies, colleges, industrial corporations, and financial and banking organizations. In addition, it manages Montgomery Street Income Securities, Inc., Scudder California Tax Free Trust, Scudder Cash Investment Trust, Scudder Equity Trust, Scudder Fund, Inc., Scudder Funds Trust, Scudder Global Fund, Inc., Scudder GNMA Fund, Scudder Portfolio Trust, Scudder Institutional Fund, Inc., Scudder International Fund, Inc., Scudder Investment Trust, Scudder Municipal Trust, Scudder Mutual Funds, Inc., Scudder New Asia Fund, Inc., Scudder New Europe Fund, Inc., Scudder Pathway Series, Scudder Securities Trust, Scudder State Tax Free Trust, Scudder Tax Free Money Fund, Scudder Tax Free Trust, Scudder U.S. Treasury Money Fund, Scudder Variable Life Investment Fund, Scudder World Income Opportunities Fund, Inc., The Argentina Fund, Inc., The Brazil Fund, Inc., The First Iberian Fund, Inc., The Korea Fund, Inc., The Japan Fund, Inc. and The Latin America Dollar Income Fund, Inc. Some of the foregoing companies or trusts have two or more series.

         The Adviser also provides investment advisory services to the mutual funds which comprise the AARP Investment Program from Scudder. The AARP Investment Program from Scudder has assets over $13 billion and includes the AARP Growth Trust, AARP Income Trust, AARP Tax Free Income Trust, AARP Managed Investment Portfolios Trust and AARP Cash Investment Funds.

         In  selecting  the  securities  in  which  each  Fund may  invest,  the conclusions and investment decisions of the Adviser with respect to a Fund are based primarily on the analyses of its own research department. The Adviser receives published reports and statistical compilations of the issuers themselves, as well as analyses from brokers and dealers who may execute portfolio transactions for the Adviser's clients. However, the Adviser regards this information and material as an adjunct to its own research activities.

         Certain investments may be appropriate for a Fund and also for other clients advised by the Adviser. Investment decisions for a Fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Adviser to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a Fund. Purchase and sale orders for a Fund may be combined with those of other clients of the Adviser in the interest of achieving the most favorable net results to a Fund.

         The Investment Management Agreement between the Trust, on behalf of Massachusetts Limited Term Tax Free Fund, and the Adviser was approved by the Trustees on December 14, 1993 and by the Fund's sole shareholder on February 10, 1994. The Investment Management Agreement between the Trust, on behalf of Massachusetts Tax Free Fund, and the Adviser was approved by the Trustees on August 13, 1996 and by the Fund's shareholders on December 10, 1996. The Massachusetts Limited Term Tax Free Fund Investment Management Agreement dated February 15, 1994 and the Massachusetts Tax Free Fund Investment Management Agreement dated December 11, 1996 (collectively, the "Agreements") will continue in effect until September 30, 1997 and September 30, 1998, respectively, and from year to year thereafter only if their continuance is approved annually by the vote of a majority of those Trustees who are not parties to such Agreements or interested persons of the Adviser or the Trust cast in person at a meeting called for the purpose of voting on such approval and either by vote of a majority of the Trustees or a majority of the outstanding voting securities of each Fund. The Agreements may be terminated at any time without payment of penalty by either party on sixty days' written notice, and automatically terminates in the event of its assignment.

         Under each Agreement, the Adviser regularly provides a Fund with investment research, advice and supervision and furnishes continuously an investment program consistent with the Fund's investment objectives and policies. The Adviser determines what securities shall be purchased for the Fund's portfolio, what securities shall be held or sold by the Fund, and what portion of the Fund's assets shall be held uninvested, subject always to the provisions of the Trust's Declaration of Trust and By-Laws, the 1940 Act, the Internal Revenue Code of 1986 and to the Fund's investment objective, policies and restrictions, and subject further to such policies and instructions as the Trustees of the Trust may from time to time establish. The Adviser also advises and assists the officers of the Trust in taking such steps as are necessary or appropriate to carry out the decisions of its Trustees and the appropriate committees of the Trustees regarding the conduct of the business of each Fund.

         The Adviser pays the compensation and expenses of all affiliated Trustees and executive employees of the Trust and makes available, without expense to the Trust, the services of such Advisers, Directors, Officers, and employees as may duly be elected officers or Trustees of the Trust, subject to their individual consent to serve and to any limitations imposed by law, and provides the Fund's office space and facilities and provides investment advisory, research and statistical facilities and all clerical services relating to research, statistical and investment work.

         For these services, Massachusetts Limited Term Tax Free Fund pays the Adviser a monthly fee of 0.60 of 1% of the average daily net assets of the Fund. Massachusetts Tax Free Fund pays the Adviser a monthly fee of 0.60 of 1% of the average daily net assets of the Fund.

         The Agreements provide that if a Fund's expenses, exclusive of taxes, interest, and extraordinary expenses, exceed specified limits, such excess, up to the amount of the management fee, will be paid by the Adviser. The Adviser retains the ability to be repaid by a Fund if expenses fall below the specified limit prior to the end of the fiscal year. These expense limitation arrangements can decrease a Fund's expenses and improve its performance. For the period February 15, 1994 (commencement of operations) to October 31, 1994, and fiscal years ended October 31, 1995 and 1996, pursuant to these agreements, the investment management fees incurred by Massachusetts Limited Term Tax Free Fund were $0, $25,208 and $231,096, respectively. Had the Advisor imposed a full investment management fee for the period February 15, 1994 (commencement of operations) to October 31, 1994, and fiscal years ended October 31, 1995 and 1996, the investment management fee would have equaled $95,975, $297,710 and $370,008 respectively. For the fiscal year ended October 31, 1996 for Massachusetts Limited Term Tax Free Fund, the amount not imposed by the Adviser equaled $138,912.

         The  Adviser  has  agreed  to  maintain  the  annualized   expenses  of
Massachusetts Limited Term Tax Free Fund at not more than 0.75% of the average daily net assets of the Fund until October 31, 1997.

         The Agreements provide that if a Fund's expenses, exclusive of taxes, interest, and extraordinary expenses, exceed specified limits, such excess, up to the amount of the management fee, will be paid by the Adviser. The Adviser retains the ability to be repaid by a Fund if expenses fall below the specified limit prior to the end of the fiscal year. These expense limitation arrangements can decrease a Fund's expenses and improve its performance. For the fiscal years ended March 31, 1994, 1995 and 1996, pursuant to these agreements, the investment management fees incurred by Massachusetts Tax Free Fund were $85,149, $925,856 and $1,826,799, respectively. Had the Adviser imposed a full investment management fee for the fiscal years ended March 31, 1994, 1995 and 1996, the investment management fees would have equaled $2,042,707, $1,853,862 and $1,858,029, respectively. For the fiscal year ended March 31, 1996 for Massachusetts Tax Free Fund, the amount not imposed by the Adviser equaled $31,230.

         The  Adviser   continued  to  maintain  the   annualized   expenses  of
Massachusetts Tax Free Fund at not more than 0.75% of the average daily net assets of the Fund until December 31, 1995.

         Under the Agreements each Fund is responsible for all of its other expenses, including organization expenses; clerical salaries; fees and expenses incurred in connection with membership in investment company organizations; brokers' commissions; payment for portfolio pricing services to a pricing agent, if any; legal, auditing or accounting expenses; taxes or governmental fees; the fees and expenses of the Transfer Agent; the cost of preparing share certificates and any other expenses, including clerical expense, of issuance, redemption or repurchase of shares of beneficial interest; the expenses of and fees for registering or qualifying securities for sale; the fees and expenses of the Trustees of the Trust who are not affiliated with the Adviser; the cost of preparing and distributing reports and notices to shareholders; and the fees or disbursements of custodians. The Trust is also responsible for its expenses incurred in connection with litigation, proceedings and claims and the legal obligation it may have to indemnify its officers and Trustees with respect thereto.

         Each Agreement further provides that as between each Fund and the Adviser each Fund will be responsible for all expenses, including clerical expense, of offer, sale, underwriting and distribution of a Fund's shares only so long as a Fund employs a principal underwriter to act as the distributor of a Fund's shares pursuant to an underwriting agreement which provides that the underwriter will assume such expenses. The Trust's underwriting agreement provides that the principal underwriter shall pay all expenses of offer and sale of a Fund's shares except the expenses of preparation and filing of registration statements under the Securities Act of 1933 and under state securities laws, issue and transfer taxes, if any, and a portion of the prospectuses used by a Fund. In the event that a Fund ceases to employ a principal underwriter to act as the distributor of a Fund's shares, the expenses of distributing a Fund's shares will be borne by the Adviser unless a Fund shall have adopted a plan pursuant to Rule 12b-1 under the 1940 Act providing that a Fund shall be responsible for some or all of such distribution expenses.

         Each Agreement requires the Adviser to return to a Fund all or a portion of advances of its management fee to the extent annual expenses of a Fund (including the management fee stated above) exceed the limitations prescribed by any state in which a Fund's shares are offered for sale. Certain expenses such as brokerage commissions, taxes, extraordinary expenses and interest are excluded from such limitations. Any such fee advance required to be returned to a Fund will be returned as promptly as practicable after the end of each Fund's fiscal year. However, no fee payment will be made to the Adviser during any fiscal year which will cause year-to-date expenses to exceed the cumulative pro rata expense limitation at the time of such payment. The amortization of organizational costs is described herein under "ADDITIONAL INFORMATION--Other Information."

         Each Agreement also provides that the Trust and either Fund may use any name derived from the name "Scudder, Stevens & Clark" only as long as each Agreement or any extension, renewal or amendment thereof remains in effect.

         In reviewing the terms of each Agreement and in discussions with the Adviser concerning the Agreement, Trustees who are not "interested persons" of the Adviser are represented by independent counsel at that Fund's expense.

         Each Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by the Adviser of its obligations and duties under the Agreement.

         Officers and employees of the Adviser from time to time may have transactions with various banks, including the Custodian bank. It is the Adviser's opinion that the terms and conditions of those transactions which have occurred were not influenced by existing or potential custodial or other Trust relationships.

         None of the Trustees or officers of the Trust may have dealings with either Fund as principals in the purchase or sale of securities, except as individual subscribers to or holders of shares of such Fund.

Personal Investments by Employees of the Adviser

     Employees of the Adviser are permitted to make personal securities transactions, subject to requirements and restrictions set forth in the
Adviser's Code of Ethics. The Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Funds. Among other things, the Code of Ethics, which generally complies with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and monthly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

                              TRUSTEES AND OFFICERS


                                                                                               Position with
                                                                                               Underwriter,
Name, Age                             Position              Principal                          Scudder Investor
and Address                           with Trust            Occupation**                       Services, Inc.
-----------                           ----------            ------------                       --------------

David S. Lee (62)*+@                  President and         Managing Director of Scudder,      President, Assistant
                                      Trustee               Stevens & Clark, Inc.              Treasurer and Director

Henry P. Becton, Jr. (52)             Trustee               President and General Manager,               --
WGBH                                                        WGBH Educational Foundation
125 Western Avenue
Allston, MA

E. Michael Brown (56)*+               Trustee               Managing Director of Scudder,      Assistant Treasurer
                                                            Stevens & Clark, Inc.

Dawn-Marie Driscoll (49)              Trustee               Executive Fellow, Center for                 --
4909 SW 9th Place                                           Business Ethics; President,
Cape Coral, FL                                              Driscoll Associates

Peter B. Freeman (64)@                Trustee               Corporate Director and Trustee                --
100 Alumni Avenue
Providence, RI

Dudley H. Ladd (52)*+                 Trustee               Managing Director of Scudder,      Senior Vice President
                                                            Stevens & Clark, Inc.              and Director

Wesley W. Marple, Jr. (64)@           Trustee               Professor of Business                        --
413 Hayden Hall                                             Administration, Northeastern
360 Huntington Avenue                                       University College of Business
Boston, MA                                                  Administration

Daniel Pierce (62)*+@                 Trustee               Chairman of the Board and          Vice President,
                                                            Managing Director of Scudder,      Director and Assistant
                                                            Stevens & Clark, Inc.              Treasurer

Jean C. Tempel (53)                   Trustee               General Partner,                              --
Ten Post Office Square                                      TL Ventures
Suite 1325
Boston, MA

Donald C. Carleton (62)+              Vice President        Managing Director of Scudder,                --
                                                            Stevens & Clark, Inc.

Philip G. Condon (45)+                Vice President        Managing Director of Scudder,                --
                                                            Stevens & Clark, Inc.

Jerard K. Hartman (63)#               Vice President        Managing Director of Scudder,                 --
                                                            Stevens & Clark, Inc.

Thomas W. Joseph (57)+                Vice President        Principal of Scudder, Stevens &    Vice President,
                                                            Clark, Inc.                        Director, Treasurer and
                                                                                               Assistant Clerk



                                       47

                                                                                               Position with
                                                                                               Underwriter,
Name, Age                             Position              Principal                          Scudder Investor
and Address                           with Trust            Occupation**                       Services, Inc.
-----------                           ----------            ------------                       --------------

Jeremy L. Ragus (44)+                 Vice President        Principal of Scudder, Stevens &              --
                                                            Clark, Inc.

Rebecca Wilson (34)+                  Vice President        Assistant Vice President of                  --
                                                            Scudder, Stevens & Clark, Inc.

Thomas F. McDonough (49)+             Vice President and    Principal of Scudder, Stevens &    Clerk
                                      Secretary             Clark, Inc.

Pamela A. McGrath (43)+               Vice President and    Managing Director of Scudder,                --
                                      Treasurer             Stevens & Clark, Inc.

Edward J. O'Connell (51)#             Vice President and    Principal of Scudder, Stevens &    Assistant Treasurer
                                      Assistant Treasurer   Clark, Inc.

* Messrs. Lee, Ladd, Brown and Pierce are considered by the Trust and its counsel to be Trustees who are "interested persons" of the Adviser or of each Fund within the meaning of the Investment Company Act of 1940, as amended.
** Unless otherwise stated, all officers and Trustees have been associated with their respective companies for more than five years but not necessarily in the same capacity.
+        Address:  Two International Place, Boston, Massachusetts  02110
#        Address:  345 Park Avenue, New York, New York  10154
@ Messrs. Lee, Freeman, Marple and Pierce are members of the Executive Committee of each Fund, which has the power to declare dividends from ordinary income and distributions of realized capital gains to the same extent as the Board is so empowered.

         The Trustees and officers of the Trust may also serve in similar capacities with other Scudder Funds.

         As of January 31, 1997 all Trustees and officers of the Trust as a group owned beneficially (as that term is defined in Section 13(d) under the Securities Exchange Act of 1934) less than 1% of the shares of Massachusetts Limited Term Tax Free Fund outstanding on such date.

         As of January 31, 1997 Scudder, Stevens & Clark, Inc. owned in the aggregate, by or on behalf of accounts for which it acts as investment adviser, 370,812 shares or 6.77% of the outstanding shares of Massachusetts Limited Term Tax Free Fund. Scudder, Stevens & Clark, Inc. may be deemed to be the beneficial owner of such shares but disclaims any beneficial ownership in such shares.

         As of January 31, 1997, 356,222 shares in the aggregate, 6.50% of the outstanding shares of the Fund, were held in the nominees of Fiduciary Trust Company. Fiduciary Trust Company may be deemed to be the beneficial owner of certain of these shares, but disclaims any beneficial ownership therein.

         To the best of the Trust's knowledge, as of January 31, 1997 no person owned beneficially more than 5% of either Fund's outstanding shares, except as stated above.

                                  REMUNERATION

Responsibilities of the Board--Board and Committee Meetings

         The Board of Trustees is responsible for the general oversight of each Fund's business. A majority of the Board's members are not affiliated with Scudder, Stevens & Clark, Inc. (The "Advisor"). These "Independent Trustees" have primary responsibility for assuring that each Fund is managed in the best interests of its shareholders.

         The Board of Trustees meets at least quarterly to review the investment performance of each Fund and other operational matters, including policies and procedures designated to assure compliance with various regulatory requirements. At least annually, the Independent Trustees review the fees paid to the Adviser and its affiliates for investment advisory services and other administrative and shareholder services. In this regard, they evaluate, among other things, each Funds' investment performance, the quality and efficiency of the various other services provided, costs incurred by the Adviser and its affiliates, and comparative information regarding fees and expenses of competitive funds. They are assisted in this process by each Fund's independent public accountants and by independent legal counsel selected by the Independent Trustees.

         All of the Independent Trustees serve on the Committee on Independent Trustees, which nominates Independent Trustees and considers other related matters, and the Audit Committee, which selects each Fund's independent public accountants and reviews accounting policies and controls. In addition, Independent Trustees from time to time have established and served on task forces and subcommittees focusing on particular matters such as investment, accounting and shareholder service issues.

         The Independent Trustees met six times during 1996, including Board and Committee meetings and meetings to review each Fund's contractual arrangements as described above. All of the Independent Trustees attended 100% of all such meetings.

Compensation of Officers and Trustees

         The Independent Trustees receive the following compensation from Funds: an annual trustee's fee of $12,000; a fee of $300 for attendance at each Board meeting, audit committee meeting, or other meeting held for the purposes of considering arrangements between the Funds and the Adviser or any affiliate of the Adviser; $100 for any other committee meeting (although in some cases the Independent Trustees have waived committee meeting fees); and reimbursement of expenses incurred for travel to and from Board Meetings. No additional compensation is paid to any Independent Trustee for travel time to meetings, attendance at directors' educational seminars or conferences, service on industry or association committees, participation as speakers at directors' conferences, service on special trustee task forces or subcommittees or service as lead or liaison trustee. Independent Trustees do not receive any employee benefits such as pension, retirement or health insurance.

         The Independent Trustees also serve in the same capacity for other funds managed by the Adviser. These funds differ broadly in type an complexity and in some cases have substantially different Trustee fee schedules. The following table shows the aggregate compensation received by each Independent Trustee during 1996 from the Trust and from all of Scudder funds as a group.


             Name                   Scudder Tax Free Trust*          All Scudder Funds
             ----                   -----------------------          -----------------

Henry P. Becton, Jr., Trustee               $16,900                 $91,012 (16 funds)

Dawn-Marie Driscoll, Trustee                $17,500                 $103,000 (16 funds)

Peter B. Freeman, Trustee                   $17,500                 $131,734 (33 funds)

Wesley W. Marple, Jr., Trustee              $17,500                 $106,812 (16 funds)

Jean C. Tempel, Trustee                     $17,138                 $102,895 (16 funds)


* Scudder State Tax Free Trust consists of six Funds: Scudder Massachusetts Limited Term Tax Free Fund, Scudder Massachusetts Tax Free Fund, Scudder New York Tax Free Money Fund, Scudder New York Tax Free Fund, Scudder Ohio Tax Free Fund and Scudder Pennsylvania Tax Free Fund.

         Members of the Board of Trustees who are employees of Scudder or its affiliates receive no direct compensation from the Trust, although they are compensated as employees of Scudder, or its affiliates, as a result of which they may be deemed to participate in fees paid by each Fund.

                                   DISTRIBUTOR

         The Trust has an underwriting agreement with Scudder Investor Services, Inc. (the "Distributor"), a Massachusetts corporation, which is a subsidiary of Scudder, Stevens & Clark, Inc., a Delaware corporation. The Trust's underwriting agreement dated June 1, 1987 will remain in effect until September 30, 1997, and from year to year thereafter only if its continuance is approved annually by a majority of the members of the Board of Trustees who are not parties to such agreement or interested persons of any such party and either by vote of a majority of the Board of Trustees or a majority of the outstanding voting securities of the Trust. The underwriting agreement was last approved by the Trustees on August 13, 1996.

         Under the underwriting agreement, the Trust is responsible for the payment of all fees and expenses in connection with the preparation and filing with the SEC of the Trust's registration statement and prospectus and any amendments and supplements thereto; the registration and qualification of shares for sale in the various states, including registering the Trust as a broker or dealer; the fees and expenses of preparing, printing and mailing prospectuses annually to existing shareholders (see below for expenses relating to prospectuses paid by the Distributor), notices, proxy statements, reports or other communications to shareholders of the Trust; the cost of printing and mailing confirmations of purchases of shares and the prospectuses accompanying such confirmations; any issuance taxes and/or any initial transfer taxes; a portion of shareholder toll-free telephone charges and expenses of shareholder service representatives; the cost of wiring funds for share purchases and redemptions (unless paid by the shareholder who initiates the transaction); the cost of printing and postage of business reply envelopes; and a portion of the cost of computer terminals used by both the Trust and the Distributor.

         The Distributor will pay for printing and distributing prospectuses or reports prepared for its use in connection with the offering of each Fund's shares to the public and preparing, printing and mailing any other literature or advertising in connection with the offering of shares of a Fund to the public. The Distributor will pay all fees and expenses in connection with its qualification and registration as a broker or dealer under federal and state laws, a portion of the cost of toll-free telephone service and expenses of shareholder service representatives, a portion of the cost of computer terminals, and expenses of any activity which is primarily intended to result in the sale of shares issued by a Fund, unless a Rule 12b-1 plan is in effect which provides that each Fund shall bear some or all of such expenses.

Note: Although each Fund does not currently have a 12b-1 Plan and the Trustees have no current intention of adopting one, either Fund would also pay those fees and expenses permitted to be paid or assumed by such Fund pursuant to a 12b-1 Plan, if any, were such a plan adopted by a Fund, notwithstanding any other provision to the contrary in the underwriting agreement.

         As agent the Distributor currently offers shares of each Fund on a continuous basis to investors in all states in which shares of a Fund may from time to time be registered or where permitted by applicable law. The underwriting agreement provides that the Distributor accepts orders for shares at net asset value as no sales commission or load is charged to the investor. The Distributor has made no firm commitment to acquire shares of a Fund.

                                      TAXES

 (See "Transaction  information--Tax information, Tax identification number" and
  "Distribution  and  performance   information--Dividends   and  capital  gains
  distributions" in the Funds' prospectus.)

         Shareholders should consult their tax advisers about the application of the provisions of tax law described in this Statement of Additional Information in light of their particular tax situation.

         Certain political events, including federal elections and future amendments to federal income tax laws, may affect the desirability of investing in either Fund.

Federal Taxation

         Each fund within the Trust will be separate for investment and accounting purposes, and will be treated as a separate taxable entity for federal income tax purposes. Each Fund has elected to be treated as a separate regulated investment company under Subchapter M of the Internal Revenue Code of 1986 as amended (the "Code") and has qualified as such. Each Fund intends to continue to qualify in each taxable year as required under the Code in order to avoid payment of federal income tax at the fund level.

         In order to qualify as a regulated investment company, each Fund must meet certain requirements regarding the source of its income and the diversification of its assets and must also derive less than 30% of its gross income in each taxable year from certain types of investments (such as securities, options and financial futures) held for less than three months. Legislation currently pending before the U.S. Congress would repeal this requirement. However, it is impossible to predict whether this legislation will become law and, if it is so enacted, what form it will eventually take.

         As a regulated investment company qualifying under Subchapter M of the Code, each Fund is required to distribute to its shareholders at least 90 percent of its taxable net investment income (including net short-term capital gain in excess of net long-term capital loss) and at least 90 percent of its tax-exempt net investment income and is not subject to federal income tax to the extent that it distributes annually all of its taxable net investment income and net realized capital gains in accordance with the timing requirements of the Code. Each Fund intends to distribute at least annually substantially all, and in no event less than 90%, of its taxable and tax-exempt net investment income and net realized capital gains.

         If any net realized long-term capital gains in excess of net realized short-term capital losses are retained by a Fund for reinvestment, requiring federal income taxes to be paid thereon by a Fund, the Fund will elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains, will be able to claim his share of federal income taxes paid by a Fund on such gains as a credit against his own federal income tax liability, and will be entitled to increase the adjusted tax basis of his Fund shares by the difference between his pro rata share of such gains and his tax credit.

         Each Fund is subject to a 4% non-deductible excise tax on amounts required to be but not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of a Fund's taxable ordinary income for the calendar year, at least 98% of the excess of its capital gains over capital losses realized during the one-year period ending October 31 during such year, and all ordinary income and capital gains for prior years that were not previously distributed. Each Fund has adjusted its distribution policies to minimize any adverse impact from this tax or eliminate its application.

         Net investment income is made up of dividends and interest, less expenses. Net realized capital gains for a fiscal year are computed by taking into account any capital loss carryforward or post-October loss of a fund. Scudder Massachusetts Tax Free Fund and Massachusetts Limited Term Tax Free Fund intend to offset realized capital gains by using their capital loss carryforwards before distributing any gains. In addition, Scudder Massachusetts Tax Free Fund intends to offset realized capital gains by using its post-October loss before distributing gains. As of March 31, 1996, Scudder Massachusetts Tax Free Fund had a net capital loss carryforward of approximately $1,283,000 which may be applied against realized capital gains of each succeeding year until fully utilized or until March 31, 2003, the expiration date, whichever occurs first. In addition, Scudder Massachusetts Tax Free Fund, from November 1, 1995 through March 31, 1996, incurred approximately $111,000 of net realized capital losses which the Fund intends to elect to defer and treat as arising in the year ended March 31, 1997 as permitted by tax regulations. As of October 31, 1995, Scudder Massachusetts Limited Term Tax Free Fund had a net capital loss carryforward of approximately $26,000, which may be applied against realized capital gains of each succeeding year until fully utilized or until October 31, 2002, the expiration date, whichever occurs first.

         Distributions of taxable net investment income and the excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income.

         Subchapter M of the Code permits the character of tax-exempt interest distributed by a regulated investment company to flow through as tax-exempt interest to its shareholders, provided that at least 50% of the value of its assets at the end of each quarter of its taxable year is invested in state, municipal and other obligations the interest on which is excluded from gross income under Section 103(a) of the Code. Each Fund intends to satisfy this 50% requirement in order to permit its distributions of tax-exempt interest to be treated as such for federal income tax purposes in the hands of its shareholders. Distributions to shareholders of tax-exempt interest earned by a Fund for the taxable year are therefore not expected to be subject to regular federal income tax, although they may be subject to the individual and corporate alternative minimum taxes described below. Discount from certain stripped tax-exempt obligations or their coupons, however, may be taxable.

         The Revenue Reconciliation Act of 1993 requires that market discount recognized on a tax-exempt bond is taxable as ordinary income. This rule applies only for disposals of bonds purchased after April 30, 1993. A market discount bond is a bond acquired in the secondary market at a price below its redemption value. Under prior law, the treatment of market discount as ordinary income did not apply to tax-exempt obligations. Instead, realized market discount on tax-exempt obligations was treated as capital gain. Under the new law, gain on the disposition of a tax-exempt obligation or any other market discount bond that is acquired for a price less than its principal amount will be treated as ordinary income (instead of capital gain) to the extent of accrued market discount.

         Since no portion of either Fund's income will be comprised of dividends from domestic corporations, none of the income distributions of a Fund will be eligible for the dividends-received deduction available for certain taxable dividends received by corporations.

         Any short-term capital loss realized upon the redemption of shares within six months of the date of their purchase will be disallowed to the extent of any tax-exempt dividends received with respect to such shares, although the period may be reduced under Treasury regulations to be prescribed. All or a portion of a loss realized upon the redemption of shares may be disallowed to the extent shares are repurchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption.

         Distributions of the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of a Fund have been held by such shareholders. Such distributions to corporate shareholders of a Fund are not eligible for the dividends-received deduction. Any loss realized upon the redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period with respect to such shares.

         Distributions derived from interest which is exempt from regular federal income tax may subject corporate shareholders to, or increase their liability under, the corporate alternative minimum tax. A portion of such distributions may constitute a tax preference item for individual shareholders and may subject them to, or increase their liability under the 26% individual alternative minimum tax, but normally no more than 20% of a Fund's net assets will be invested in securities the interest on which is such a tax preference item for individuals.

         Distributions of taxable net investment income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

         Each distribution is accompanied by a brief explanation of the form and character of the distribution. In January of each year, each Fund issues to its shareholders a statement of the Federal income tax status of all distributions. All distributions of taxable or tax-exempt net investment income and net realized capital gain, whether received in shares or in cash, must be reported by each shareholder on his or her federal income tax return. Dividends or capital gains distributions declared and payable to shareholders of record on a specified date in October, November or December, if any, will be deemed to have been received by shareholders in December if paid during January of the following year. Shareholders are also required to report tax-exempt interest. Redemptions of shares, including exchanges for shares of another Scudder fund, may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

         Interest which is tax-exempt for federal income tax purposes is included as income for purposes of determining the amount of social security or railroad retirement benefits subject to tax.

         Interest on indebtedness incurred by shareholders to purchase or carry shares of a Fund will not be deductible for federal income tax purposes. Under rules used by the IRS to determine when borrowed funds are used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of shares.

         Section 147(a) of the Code prohibits exemption from taxation of interest on certain governmental obligations to persons who are "substantial users" (or persons related thereto) of facilities financed by such obligations. Neither Fund has undertaken any investigation as to the users of the facilities financed by bonds in such Fund's portfolio.

         Distributions by each Fund result in a reduction in the net asset value of a Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder, to the extent it is derived from other than tax-exempt interest, as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of capital upon the distribution, which, to the extent it is derived from other than tax-exempt interest, will nevertheless be taxable to them.

         All futures contracts entered into by a Fund and all listed nonequity options written or purchased by a Fund (including options on futures contracts and options on securities indices) will be governed by Section 1256 of the Code. Absent a tax election to the contrary, gain or loss attributable to the lapse, exercise or closing out of any such position generally will be treated as 60% long-term and 40% short-term, and on the last trading day of a Fund's fiscal year, all outstanding Section 1256 positions will be marked to market (i.e. treated as if such positions were closed out at their closing price on such day), with any resulting gain or loss recognized as 60% long-term and 40% short-term. Under certain circumstances, entry into a futures contract to sell a security may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of the underlying security or a substantially identical security in a Fund's portfolio.

         Positions of each Fund which consist of at least one debt security not governed by Section 1256 and at least one futures contract or nonequity option governed by Section 1256 which substantially diminishes a Fund's risk of loss with respect to such debt security will be treated as a "mixed straddle." Mixed straddles are subject to the straddle rules of Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of securities and conversion of short-term capital losses into long-term capital losses. Certain tax elections, however, exist for them which reduce or eliminate the operation of these rules. Each Fund will monitor its transactions in options and futures and may make certain tax elections in order to mitigate the operation of these rules and prevent disqualification of a Fund as a regulated investment company for federal income tax purposes.

         Under the federal income tax law, each Fund will be required to report to the IRS all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of
Section 3406 of the Code, distributions of taxable income and capital gains and proceeds from the redemption or exchange of the shares of a regulated investment company are generally subject to withholding of federal income tax at the rate of 31% in the case of nonexempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Under a special exception, distributions of taxable income and capital gains of a Fund will not be subject to backup withholding if a Fund reasonably estimates that at least 95% of all of its distributions will consist of tax-exempt interest. However, in this case, the proceeds from the redemption or exchange of shares may be subject to backup withholding. Withholding may also be required if a Fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

         The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of each Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30%

(or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income received by him or her.

State Taxation

         The Trust is organized as a Massachusetts business trust, and neither the Trust nor either Fund is liable for any income or franchise tax in the Commonwealth of Massachusetts, provided that each Fund qualifies as a regulated investment company.

         Individual shareholders of a Fund resident in Massachusetts will not be subject to Massachusetts personal income tax on distributions received from a Fund to the extent such distributions constitute either (1) exempt-interest dividends under Section 852(b)(5) of the Code which a Fund properly identifies as consisting of interest on tax-exempt obligations of the Commonwealth of Massachusetts for its political subdivisions or any agency or instrumentality of the foregoing, or (2) dividends which a Fund properly identifies as attributable to interest on tax-exempt obligations of the United States and instrumentalities or obligations issued by the Governments of Puerto Rico, The Virgin Islands and Guam.

         Other distributions from either Fund, including those derived from taxable interest income and long-term and short-term capital gains, generally will not be exempt from Massachusetts personal income taxation except for distributions which qualify as capital gain dividends under Section 852(b)(3) of the Code, and are properly identified by a Fund as attributable to the sale of certain Massachusetts obligations issued pursuant to legislation which specifically exempts capital gain on the sale of such obligations from Massachusetts income taxation.

         Fund distributions will not be excluded from net income, and shares of either Fund will not be excluded from the net worth of intangible property corporations, for purposes of computing the Massachusetts corporate excise tax.

         Shares of either Fund will not be subject to Massachusetts local property taxes.

                             PORTFOLIO TRANSACTIONS

Brokerage Commissions

         To the maximum extent feasible, the Adviser places orders for portfolio transactions for each Fund through the Distributor, which in turn places orders on behalf of a Fund with issuers, underwriters or other brokers and dealers. The Distributor receives no commissions, fees or other remuneration from either Fund for this service. Allocation of brokerage is supervised by the Adviser.

         Each Fund's purchases and sales of portfolio securities are generally placed by the Adviser with primary market makers for these securities on a net basis, without any brokerage commission being paid by a Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made which will involve an underwriting fee paid to the underwriter.

         The primary objective of the Adviser in placing orders for the purchase and sale of securities for each Fund's portfolio is to obtain the most favorable net results taking into account such factors as price, commission (negotiable in the case of U.S. national securities exchange transactions), where applicable, size of order, difficulty of execution and skill required of the executing broker/dealer. The Adviser seeks to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) through the familiarity of the Distributor with commissions charged on comparable transactions, as well as by comparing commissions paid by a Fund to reported commissions paid by others. The Adviser reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

         When it can be done consistently with the policy of obtaining the most favorable net results, it is the Adviser's practice to place such orders with brokers and dealers who supply market quotations to Scudder Fund Accounting Corporation for appraisal purposes, or who supply research, market and statistical information to a Fund. The term "research, market and statistical information" includes advice as to the value of securities, the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Adviser is not authorized when placing portfolio transactions for a Fund to pay a brokerage commission (to the extent applicable) in excess of that which another broker might have charged for executing the same transaction on account of the receipt of research, market or statistical information, although it may do so in seeking to obtain the most favorable net results with respect to a particular transaction. The Adviser will not place orders with brokers or dealers on the basis that a broker or dealer has or has not sold shares of a Fund. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available otherwise.

         Although certain research, market and statistical information from brokers and dealers can be useful to a Fund and to the Adviser, it is the opinion of the Adviser that such information will only supplement the Adviser's own research effort, since the information must still be analyzed, weighed, and reviewed by the Adviser's staff. Such information may be useful to the Adviser in providing services to clients other than a Fund and not all such information is used by the Adviser in connection with a Fund. Conversely, such information provided to the Adviser by brokers and dealers through whom other clients of the Adviser effect securities transactions may be useful to the Adviser in providing services to a Fund.

         The Trustees intend to review from time to time whether the recapture for the benefit of a Fund of some portion of the brokerage commissions or similar fees paid by a Fund on portfolio transactions is legally permissible and advisable.

Portfolio Turnover

         Each Fund's average annual portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of the portfolio securities owned during the year, excluding all securities with maturities or expiration date at the time of acquisition of one year or less. A higher rate involves greater brokerage transaction expenses to a Fund and may result in the realization of net capital gains, which would be taxable to shareholders when distributed. Massachusetts Limited Term Tax Free Fund's annualized portfolio turnover rate for the fiscal year ended October 31, 1994, 1995 and 1996 were 26.3%, 27.4% and 12.4%, respectively. Massachusetts Tax Free Fund's portfolio turnover rate for the fiscal periods ended March 31, 1994, 1995 and 1996 were 17.0%, 10.2% and 20.9%, respectively. Purchases and sales are made for a Fund's portfolio whenever necessary in management's opinion, to meet a Fund's objective.

                                 NET ASSET VALUE

         The net asset value of shares of each Fund is computed as of the close of regular trading on the New York Stock Exchange (the "Exchange") on each day the Exchange is open for trading. The Exchange is scheduled to be closed on the following holidays: New Year's Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Net asset value per share is determined by dividing the value of the total assets of a Fund, less all liabilities, by the total number of shares outstanding.

         An exchange-traded equity security is valued at its most recent sale price. Lacking any sales, the security is valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (the "Calculated Mean"). Lacking a Calculated Mean, the security is valued at the most recent bid quotation. An equity security which is traded on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system is valued at its most recent sale price. Lacking any sales, the security is valued at the high or "inside" bid quotation. The value of an equity security not quoted on the NASDAQ System, but traded in another over-the-counter market, is its most recent sale price. Lacking any sales, the security is valued at the Calculated Mean. Lacking a Calculated Mean, the security is valued at the most recent bid quotation.

         Debt securities, other than short-term securities, are valued at prices supplied by each Fund's pricing agent(s) which reflect broker/dealer supplied valuations and electronic data processing techniques. Short-term securities with remaining maturities of sixty days or less are valued by the amortized cost method, which the Board believes approximates market value. If it is not possible to value a particular debt security pursuant to these valuation methods, the value of such security is the most recent bid quotation supplied by a bona fide marketmaker. If it is not possible to value a particular debt security pursuant to the above methods, the Adviser may calculate the price of that debt security, subject to limitations established by the Board.

         An exchange traded options contract on securities, currencies, futures and other financial instruments is valued at its most recent sale price on such exchange. Lacking any sales, the options contract is valued at the Calculated Mean. Lacking any Calculated Mean, the options contract is valued at the most recent bid quotation in the case of a purchased options contract, or the most recent asked quotation in the case of a written options contract. An options contract on securities, currencies and other financial instruments traded over-the-counter is valued at the most recent bid quotation in the case of a purchased options contract and at the most recent asked quotation in the case of a written options contract. Futures contracts are valued at the most recent settlement price. Foreign currency exchange forward contracts are valued at the value of the underlying currency at the prevailing exchange rate.

         If a security is traded on more than one exchange, or upon one or more exchanges and in the over-the-counter market, quotations are taken from the market in which the security is traded most extensively.

         If, in the opinion of a Fund's Valuation Committee, the value of a portfolio asset as determined in accordance with these procedures does not represent the fair market value of the portfolio asset, the value of the portfolio asset is taken to be an amount which, in the opinion of the Valuation Committee, represents fair market value on the basis of all available information. The value of other portfolio holdings owned by a Fund is determined in a manner which, in the discretion of the Valuation Committee most fairly reflects fair market value of the property on the valuation date.

         Following the valuations of securities or other portfolio assets in terms of the currency in which the market quotation used is expressed ("Local Currency"), the value of these portfolio assets in terms of U.S. dollars is calculated by converting the Local Currency into U.S. dollars at the prevailing currency exchange rate on the valuation date.

                             ADDITIONAL INFORMATION

Experts

         The financial highlights in this Statement of Additional Information has been audited by Coopers & Lybrand L.L.P., One Post Office Square, Boston, MA 02109, independent accountants, and is included in this Statement of Additional Information in reliance upon the accompanying report of said firm, which report is given upon their authority as experts in accounting and auditing.

Shareholder Indemnification

         The Trust is an organization of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. The Declaration of Trust contains an express disclaimer of shareholder liability in connection with a Fund's property or the acts, obligations or affairs of the Trust. The Declaration of Trust also provides for indemnification out of a Fund's property of any shareholder held personally liable for the claims and liabilities to which a shareholder may become subject by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations.

Ratings of Municipal Obligations

         The six highest quality ratings categories of Moody's for municipal bonds are Aaa, Aa, A, Baa, Ba and B. Bonds rated Aaa are judged by Moody's to be of the best quality. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. Together with securities rated A and Baa, they comprise investment grade securities. Moody's states that Aa bonds are rated lower than the best bonds because margins of protection or other elements make long-term risks appear somewhat larger than for Aaa municipal bonds. Municipal bonds which are rated A by Moody's possess many favorable investment attributes and are considered "upper medium grade obligations." Factors giving security to principal and interest of A rated municipal bonds are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. Securities rated Baa are considered medium grade, with factors giving security to principal and interest adequate at present but may be unreliable over any period of time. Such bonds have speculative elements as well as investment-grade characteristics. Securities rated Ba or below by Moody's are considered below investment grade, with factors giving security to principal and interest inadequate and potentially unreliable over any period of time. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Such securities are commonly referred to as "junk" bonds and as such they carry a high margin of risk.

         Moody's ratings for municipal notes and other short-term loans are designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term and long-term credit risk. Loans bearing the designation MIG-1 are of the best quality, enjoying strong protection by establishing cash flows of funds for their servicing or by established and broad-based access to the market for refinancing, or both. Loans bearing the designation MIG-2 are of high quality, with margins of protection ample although not as large as in the preceding group.

         The six highest quality ratings categories of S&P for municipal bonds are AAA (Prime), AA (High-grade), A (Good-grade), BBB (Investment-grade) and BB or B (Below investment-grade). Bonds rated AAA have the highest rating assigned by S&P to a municipal obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions. Bonds rated BBB have an adequate capacity to pay interest and to repay principal. Adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds of this category than for bonds of higher rated categories. Securities rated BB or below by S&P are considered below investment grade, with factors giving security to principal and interest inadequate and potentially unreliable over any period of time. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. Such securities are commonly referred to as "junk" bonds and as such they carry a high margin of risk.

         S&P's top ratings categories for municipal notes are SP-1 and SP-2. The designation SP-1 indicates a very strong capacity to pay principal and interest. A "+" is added for those issues determined to possess overwhelming safety characteristics. An "SP-2" designation indicates a satisfactory capacity to pay principal and interest.

         The six highest quality ratings categories of Fitch for municipal bonds are AAA, AA, A, BBB, BB and B. Bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated
'AAA'. Because bonds rated in the 'AAA' and 'AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated 'F-1+'. Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher rates. Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse effects on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. Securities rated BB or below by Fitch are considered below investment grade, with factors giving security to principal and interest inadequate and potentially unreliable over any period of time. Such securities are commonly referred to as "junk" bonds and as such they carry a high margin of risk.

Commercial Paper Ratings

         Commercial paper rated A-1 or better by S&P has the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated "A" or better, although in some cases "BBB" credits may be allowed; the issuer has access to at least two additional channels of borrowing; and basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned.

         The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

         The rating F-1+ is the highest rating assigned by Fitch. Among the factors considered by Fitch in assigning this rating are: (1) the issuer's liquidity; (2) its standing in the industry; (3) the size of its debt; (4) its ability to service its debt; (5) its profitability; (6) its return on equity;
(7) its alternative sources of financing; and (8) its ability to access the capital markets. Analysis of the relative strength or weakness of these factors and others determines whether an issuer's commercial paper is rated F-1+.

         Relative strength or weakness of the above factors determine how the issuer's commercial paper is rated within the above categories.

Glossary

1.       Bond

         A contract by an issuer (borrower) to repay the owner of the contract (lender) the face amount of the bond on a specified date (maturity date) and to pay a stated rate of interest until maturity. Interest is generally paid semi-annually in amounts equal to one half the annual interest rate.

2.       Debt Obligation

         A  general  term  which   includes   fixed  income  and  variable  rate
         securities, obligations issued at a discount and other types of securities which evidence a debt.

3.       Discount and Premium

         A discount (premium) bond is a bond selling in the market at a price lower (higher) than its face value. The amount of the market discount (premium) is the difference between market price and face value.

4.       Maturity

         The date on which the principal amount of a debt obligation comes due by the terms of the instrument.

5.       Municipal Obligation

         Obligations issued by or on behalf of states, territories and possessions of the United States, their political subdivisions, agencies and instrumentalities and the District of Columbia and other issuers, the interest from which is, at the time of issuance in the opinion of bond counsel for the issuers, exempt from federal income tax.

6.       Net Asset Value Per Share

         The value of each share of the Fund for purposes of sales and redemptions.

7.       Net Investment Income

         The net investment income of a Fund is comprised of its interest income, including amortizations of original issue discounts, less amortizations of premiums and expenses paid or accrued computed under GAAP.

Other Information

         The CUSIP number of Massachusetts Limited Term Tax Free Fund is 811209105.

         The CUSIP number of Massachusetts Tax Free Fund is 811184-30-8.

         Massachusetts Limited Term Tax Free Fund has a fiscal year ending on October 31.

         Scudder  Massachusetts  Tax Free Fund has a fiscal year ending on March
         31.

         Portfolio securities of the Funds are held separately, pursuant to a custodian agreement, by the Funds' Custodian, State Street Bank and Trust Company.

         The firm of Willkie Farr & Gallagher of New York is counsel for the Trust.

         The name "Scudder State Tax Free Trust" is the designation of the Trustees for the time being under an Amended and Restated Declaration of Trust dated December 8, 1987, as amended from time to time, and all persons dealing with a Fund must look solely to the property of that Fund for the enforcement of any claims against that Fund as neither the Trustees, officers, agents or shareholders assume any personal liability for obligations entered into on behalf of a Fund. No Fund of the Trust is liable for the obligations of any other Fund. Upon the initial purchase of shares, the shareholder agrees to be bound by the Trust's Declaration of Trust, as amended from time to time. The Declaration of Trust of the Trust is on file at the Massachusetts Secretary of State's Office in Boston, Massachusetts. All persons dealing with a Fund must look only to the assets of such Fund for the enforcement of any claims against such Fund as no other series of the Trust assumes any liabilities for obligations entered into on behalf of that Fund.

         Costs of $28,116 incurred by Massachusetts Limited Term Tax Free Fund in conjunction with its organization are amortized over five years beginning February 15, 1994.

         Scudder Fund Accounting Corporation ("SFAC"), Two International Place, Boston, Massachusetts, 02110-4103, a subsidiary of the Adviser, computes net asset value per share for each Fund. Each Fund pays SFAC an annual fee equal to 0.024% of the first $150 million of average daily net assets, 0.0070% of such assets in excess of $150 million, 0.004% of such assets in excess of $1 billion, plus holding and transaction charges for this service. The fee incurred by Massachusetts Limited Term Tax Free Fund to SFAC for the fiscal year ended October 31, 1996 was $36,000 of which $3,000 was unpaid at October 31, 1996. For the fiscal year ended March 31, 1996, the amount charged to Scudder Massachusetts Tax Free Fund by SFAC amounted to $58,015, of which $4,904 is unpaid at March 31, 1996.

         Scudder Service Corporation ("Service Corporation"), P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Adviser, is the transfer and dividend-paying agent. Service Corporation also serves as shareholder service agent. Each Fund pays Service Corporation an annual fee of $25.00 for each account maintained for a shareholder. The fee incurred by Massachusetts Limited Term Tax Free Fund to Service Corporation for the fiscal year ended October 31, 1996 was $36,098, of which $3,101 was unpaid at October 31, 1996. The fee incurred by Massachusetts Tax Free Fund to Service Corporation for the year ended March 31, 1996 amounted to $184,353, of which $15,222 is unpaid at March 31, 1996.

         The Funds' prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement which the Trust has filed with the SEC under the Securities Act of 1933 and reference is hereby made to the Registration Statement for further information with respect to each Fund and the securities offered hereby. This Registration Statement is available for inspection by the public at the SEC in Washington, D.C.

                              FINANCIAL STATEMENTS

Massachusetts Limited Term Tax Free Fund

         The financial statements, including the investment portfolio, of Massachusetts Limited Term Tax Free Fund, together with Financial Highlights and notes to financial statements are incorporated by reference and attached hereto in the Annual Report to the Shareholders of the Fund dated October 31, 1996, and are hereby deemed to be a part of this Statement of Additional Information.

Massachusetts Tax Free Fund


          The financial statements, including the investment portfolio, of Massachusetts Tax Free Fund, together with Financial Highlights and notes to financial statements are incorporated by reference and attached hereto in the Annual Report to the Shareholders of the Fund dated March 31, 1997 and are hereby deemed to be a part of this Statement of Additional Information.

Scudder
Massachusetts Tax Free Fund

Annual Report
March 31, 1997

Pure No-Load(TM) Funds

For investors seeking double tax-free income exempt from both Massachusetts and regular federal income taxes.

A pure no-load(TM) fund with no commissions to buy, sell, or exchange shares.

SCUDDER

                                Table of Contents

   2  In Brief

   3  Letter from the Fund's President

   4  Performance Update

   5  Portfolio Summary

   6  Portfolio Management Discussion

  10  Investment Portfolio

  15  Financial Statements

  18  Financial Highlights

  19  Notes to Financial Statements

  22  Report of Independent Accountants

  23  Tax Information

  24  Officers and Trustees

  25  Investment Products and Services

  26  Scudder Solutions

                                    In Brief

o Scudder Massachusetts Tax Free Fund received a five-star rating from Morningstar, reflecting the highest possible rating for risk-adjusted performance through March 31, 1997.*

o As of March 31, 1997, Scudder Massachusetts Tax Free Fund's 30-day net annualized SEC yield was 4.75%, equivalent to an 8.94% taxable yield for Massachusetts investors subject to the 46.85% combined federal and state income tax rate.

THE PRINTED DOCUMENT CONTAINS A BAR CHART HERE.

BAR CHART TITLE:  30-Day Yield on March 31, 1997

CHART DATA:

     Scudder Massachusetts Tax Free Fund                    4.75%

     Taxable yield needed to equal the Fund's yield         8.94%

o For the one-year period ended March 31, 1997, Scudder Massachusetts Tax Free Fund posted a total return of 5.39%, compared with the 5.12% average return of 51 similar funds tracked by Lipper Analytical Services over the same time frame. The Fund ranked number one among its peers for the five-year period ended March
31. See page 6 for additional information on the Fund's rankings.

* For your information, these ratings are subject to change every month and are calculated from the Fund's five-year average annual return in excess of 90-day Treasury bill returns with appropriate fee adjustments, and a risk factor that reflects fund performance below T-bill returns. The Fund received five stars for three- and five-year performance, and was rated among 1,237 and 601 municipal funds for the respective periods. Of the funds rated, 10% received five stars, and 22.5% received four stars. Past performance is no guarantee of future returns.

                    2 -- Scudder Massachusetts Tax Free Fund

                        Letter From the Fund's President

Dear Shareholders,

     We are pleased to report to you on Scudder Massachusetts Tax Free Fund's performance over its most recent fiscal year ended March 31, 1997. In addition to the Fund's five-star Morningstar rating (see "In Brief" on page 2), the Fund placed in the top quartile of similar Massachusetts tax-free funds tracked by Lipper over the past year, and was number one in total return performance over five years. The Fund posted a 4.75% 30-day net annualized SEC yield as of March 31, which is equivalent to a taxable yield of 8.94% in the top Massachusetts tax bracket. As outlined in the discussion that follows, throughout the fiscal year the Fund's portfolio management team has focused on longer-intermediate-term noncallable bonds and kept overall portfolio quality high in pursuit of high yield and favorable returns. Please read the discussion beginning on page 6 for more information.

     As part of Scudder's ongoing efforts to meet the needs of investors, last fall we launched an innovative new product called Scudder Pathway Series. A "fund of funds," Pathway Series is a collection of four distinct portfolios -- Conservative, Balanced, Growth, and International -- that offers flexibility, diversification, and simplicity. Each portfolio invests in a diverse mix of Scudder funds, and each is geared toward people with different investment goals and risk tolerances. Moreover, a team of Scudder's investment professionals rebalances the mix within the portfolios as market conditions warrant.

     Before closing, we'd like to take this opportunity to tell you that the Scudder Family of Funds was recently recognized by Morningstar* for stability in management and conformity to investment style. The mutual fund rating service ranked Scudder fourth among 20 leading mutual fund companies for overall management consistency. We are pleased with this superior track record and will strive to maintain our reputation for consistency going forward. Please see pages 25 through 27 for more information on Scudder products and services. As always, please call a Scudder Investor Information representative at 1-800-225-2470 if you have questions about your Fund. Thank you for choosing Scudder Massachusetts Tax Free Fund to help meet your investment needs.

     Sincerely,



     /s/David S. Lee
     David S. Lee
     President,
     Scudder Massachusetts Tax Free Fund


* Morningstar Investor, February 1997



                    3 -- Scudder Massachusetts Tax Free Fund

PERFORMANCE UPDATE as of March 31, 1997
----------------------------------------------------------------
Fund Index Comparisons
----------------------------------------------------------------

                            Total Return
Period           Growth    --------------
Ended              of                Average
3/31/97         $10,000   Cumulative  Annual
--------------------------------------------
Scudder Massachusetts Tax Free Fund
--------------------------------------------
1 Year          $ 10,539     5.39%     5.39%
5 year          $ 14,513    45.13%     7.73%
Life of Fund*   $ 22,157   121.57%     8.41%
--------------------------------------------
Lehman Brothers Municipal Bond Index
--------------------------------------------
1 Year          $ 10,545     5.45%     5.45%
5 Year          $ 14,137    41.37%     7.16%
Life of Fund*   $ 21,834   118.34%     8.26%
--------------------------------------------
*The Fund commenced operations on May 28, 1987. Index comparisons begin May 31, 1987.

-----------------------------------------------------------------
Growth of a $10,000 Investment
-----------------------------------------------------------------

A chart in the form of a line graph appears here, illustrating the Growth of a $10,000 Investment.
The data points from the graph are as follows:

Scudder Massachusetts TAX FREE FUND
Year            Amount
----------------------
5/87*          $10,000
88             $10,773
89             $11,796
90             $12,726
91             $13,821
92             $15,267
93             $17,496
94             $18,086
95             $19,418
96             $21,025
97             $22,157

LEHMAN BROTHERS MUNICIPAL BOND INDEX
Year            Amount
----------------------
5/87*          $10,000
88             $10,847
89             $11,627
90             $12,855
91             $14,040
92             $15,445
93             $17,380
94             $17,782
95             $19,104
96             $20,705
97             $21,834

Yearly periods ended March 31

The unmanaged Lehman Brothers Municipal Bond Index is a market-weighted measure of municipal bonds issued across the United States. Index issues have a credit rating of at least Baa and a maturity of at least two years. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses.

-----------------------------------------------------------------
Returns and Per Share Information
-----------------------------------------------------------------

A chart in the form of a bar graph appears here, illustrating the Fund Total Return (%) and Index Total
Return (%) with the exact data points listed in the table below.

Yearly Periods Ended March 31

                       1988*    1989      1990      1991      1992      1993      1994      1995      1996      1997
                     ------------------------------------------------------------------------------------------------
NET ASSET VALUE...   $ 12.28  $ 12.23   $ 12.25   $ 12.44   $ 12.81   $ 13.61   $ 13.16   $ 13.33   $ 13.70   $ 13.72
INCOME DIVIDENDS..   $   .62  $   .88   $   .82   $   .83   $   .81   $   .84   $   .81   $   .74   $   .72   $   .70
CAPITAL GAINS
AND OTHER
DISTRIBUTIONS.....   $   -    $   .20   $   .11   $   -     $   .09   $   .16   $   .12   $   .01   $   -     $    -
FUND TOTAL
RETURN (%)........      7.73     9.50      7.89      8.60     10.46     14.59      3.37      7.37      8.28      5.39
INDEX TOTAL
RETURN (%)........      8.48     7.21     10.56      9.22     10.02     12.52      2.32      7.43      8.38      5.45

All performance is historical, assumes reinvestment of all dividends and capital gains and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. If the Advisor had not temporarily capped expenses, the average annual total return for the Fund for the five year, and life of Fund periods would have been lower.


                    4 -- Scudder Massachusetts Tax Free Fund

PORTFOLIO SUMMARY as of March 31, 1997

---------------------------------------------------------------------------
Diversification
---------------------------------------------------------------------------
General Obligation                 24%
Hospital/Health                    20%
Water/Sewer Revenue                12%
Electric Utility Revenue           10%
Higher Education                    9%
Housing Finance Authority           5%
Public Housing Authority            5%
Pollution Control Industrial
Development                         4%
Miscellaneous Municipal            11%
--------------------------------------
                                  100%
--------------------------------------

A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.

We continue to invest in a broad
selection of Massachusetts
municipal bonds, including
general obligation,
hospital/healthcare, and water
and sewer revenue bonds.

--------------------------------------------------------------------------
Quality
--------------------------------------------------------------------------
AAA                                38%
AA                                  1%
A                                  48%
BBB                                10%
Not Rated                           3%
--------------------------------------
                                  100%
--------------------------------------

Weighted average quality: AA

A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.

The Fund's overall quality
remains high, with over 85% of
portfolio securities rated A or
better.

--------------------------------------------------------------------------
Effective Maturity
--------------------------------------------------------------------------
Less than 1 year                    1%
1-5 years                           9%
5-10 years                         45%
10-15 years                        33%
15 years or greater                12%
--------------------------------------
                                  100%
--------------------------------------

Weighted average effective maturity: 9.9 years

A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.

During the period, we took
advantage of opportunities to
lock in a substantial income
stream for the Fund over time by
purchasing 10- to 15-year
noncallable bonds.

-----------------------------------------------------------------------------
For more complete details about the Fund's investment portfolio, see page 10.



                    5 -- Scudder Massachusetts Tax Free Fund

                         Portfolio Management Discussion

Dear Shareholders,

Scudder Massachusetts Tax Free Fund performed well over a fiscal year that witnessed mixed but generally positive performance for municipal bonds, and ended with an interest rate hike by the Federal Reserve. On March 31, 1997, the Fund's 30-day net annualized SEC yield was 4.75%, equivalent to a taxable yield of 8.94% for shareholders subject to the 46.85% maximum combined state and federal income tax rate. The Fund's "tax-equivalent" yield is significantly higher than current yields available from taxable investments of similar maturity and credit quality. During the period ended March 31, the Fund's shareholders received $0.70 per share of income exempt from federal and Massachusetts state income taxes.

Despite a 12-month period that saw a modest increase in yield for the longer-intermediate- maturity municipal bonds the Fund primarily invests in, the Fund's share price increased $0.02 to $13.72 per share. The combination of the slight increase in the Fund's share price and $0.70 in interest income enabled the Fund to post a positive total return of 5.39% over the fiscal year ended March 31, 1997. The Fund's return compares favorably with the 5.12% average total return of similar funds tracked by Lipper Analytical Services over the same period. The Fund not only placed in the top quartile of total return performance over its most recent fiscal year, but also maintained its number one total return ranking among its peers for the five-year period ended March 31, 1997.

---------------------------------------------------------
Scudder Massachusetts Tax Free Fund:
Solid Performance Long Term
(Average annual returns for periods ended March 31, 1997)
---------------------------------------------------------

                Scudder
             Massachusetts
             Tax Free Fund  Lipper              Number
  Period        return      average   Rank     of Funds
---------------------------------------------------------

 1 Year          5.39%      5.12%    12    of     51

 ---------------------------------------------------------

 3 Years         7.00       6.12     4     of     37

---------------------------------------------------------

 5 Years         7.73       6.73     1     of     22

---------------------------------------------------------

Past performance does not guarantee future results.

                              Massachusetts Update

The Massachusetts economy is maximizing the benefits of the steady growth the national economy is experiencing. Economic indicators are positive, revenues continue to exceed projections, and unemployment is at its lowest level since 1989. The Commonwealth will end its 1997 fiscal year with an operating surplus in its General Fund. Its largest sources of revenue--sales tax and personal income tax--are achieving large annual growth rates.

At the root of the Commonwealth's strong finances is a robust job market. Massachusetts created over 70,000 jobs in 1996, bringing its unemployment rate for the year to 4.3% versus 5.1% in 1995. The service sector has supplied the bulk of new jobs and now comprises 35% of Massachusetts' non-agricultural employment base, 24% above the national average. Although the defense industry continues to feel the pain of federal cutbacks, the high-technology manufacturing sector has



                    6 -- Scudder Massachusetts Tax Free Fund stabilized its trend of losses dating back to the 1980s.

Although future issuance is expected to be heavy, the Commonwealth's debt burden should remain manageable given its high wealth levels and scheduled debt retirement. Future issuance is expected to cover financing for transportation-related projects, particularly the Central Artery Depression, or "Big Dig."

                              Municipals Outperform
                                   Treasuries

Scudder Massachusetts Tax Free Fund's most recent fiscal year witnessed a healthy U.S. economy spurred on by increased consumer spending with continued low inflation. The economy experienced real (inflation-adjusted) Gross Domestic Product (GDP) growth of 2.4% during 1996, and at the close of the first quarter was on track for GDP growth of 2.5% or higher in 1997. The stock market scaled unprecedented heights until mid-March, and the bond market struggled unsuccessfully to keep up. In the midst of this healthy environment for corporate profits and the stock market, bond market participants continued to closely monitor indicators for signs of economic overheating and accelerating inflation. Their worry was reflected in the performance of the Treasury market over the Fund's most recent fiscal year, as yields of 10-year Treasury bonds rose almost one half of a percentage point over the period, and prices declined 3.64%. Concern over the Federal Reserve Open Market Committee's decision to raise the Fed Funds rate by one quarter of a percentage point on March 25 was balanced by the feeling in some quarters that this and any further increases had already been priced into the market.

Municipals outperformed Treasuries during the 12-month period, as yields of 10-year municipals rose only one tenth of a percentage point, and prices declined 0.66%. Municipal bond prices were supported by shrinking overall supply as large numbers of bonds were called away in June and July, a moderate level of new issuance, and steady demand from both individuals and institutions such as insurance companies.

                          Focus on Longer-Intermediate
                               Noncallable Bonds

Our portfolio strategy over the Fund's most recent fiscal year has been to take advantage of opportunities to lock in a substantial income stream for the Fund over time by purchasing 10- to 15-year noncallable bonds. As of March 31, 33% of the Fund's securities had maturities in this range. We also looked for opportunities to add high yielding BBB-rated and non-rated bonds to the portfolio, though we were only able to find a few such bonds that met our requirements. These bonds, while carrying some additional credit risk, generally exhibit less interest rate sensitivity than municipal bonds rated A or above. The Fund held 13% of bonds in these two categories as of the end of March. (For a summary of the Fund's quality, diversification, and maturity structure, see page 5.) Our continuing goal is to have an average effective maturity similar to that of the Lehman Brothers Municipal Bond Index, the Fund's benchmark, but with a superior, call-protected structure. As of



                    7 -- Scudder Massachusetts Tax Free Fund

March 31, the Fund's average effective maturity was approximately 10 years.

The Fund's overall quality remains high, with roughly 85% of portfolio securities rated A or better at the end of the period. We continue to invest in a broad selection of Massachusetts municipal bonds, including general obligation (offering the highest quality available in the Commonwealth), hospital/health, and water/sewer revenue bonds.

In terms of specific holdings, we were pleased by the performance of two high-yielding Life Care Center bonds in the Fund's portfolio. In July 1994 we purchased Boston Industrial Development Authority for Springhouse bonds issued to finance the construction of an assisted living elder care facility in Jamaica Plain -- the facility has since been built and is operating successfully; in November 1995, we bought Massachusetts Industrial Finance Agency bonds to fund a similar endeavor in North Andover. Both issues have significantly outperformed bonds of similar maturity since their initial purchase.

                                  Three-Tiered
                               Long-Term Strategy

The Fund seeks to provide investors with a competitive level of federal and state tax-exempt income with total return as an additional objective. We continue to pursue these objectives by concentrating on three broad categories of Massachusetts municipal bonds:

o Noncallable bonds, which an issuer cannot redeem before the maturity date. When interest rates fall, bond issuers tend to reduce their borrowing expenses by redeeming "callable" existing bonds and issuing new securities that pay lower interest rates. Noncallable bonds provide a relatively stable stream of income and solid price appreciation potential over time. During the period, we sold bonds with weak call protection in favor of those with better call protection. As of March 31, 45% of bonds the Fund held were noncallable.

o Steeply discounted callable bonds, which are unlikely to be subject to early redemption at par value by their issuers.

o "Cushion" bonds. We balance the Fund's long-maturity bonds by purchasing so-called cushion bonds -- bonds with high coupons that compensate investors for the fact that they can be redeemed by their issuer in a relatively short time.

                                   Our Outlook

Though it is possible that the economy's favorable momentum will carry over for the remainder of 1997, we believe that a slight slowdown could occur later this year. U.S. consumers, the major drivers of the country's economic growth, continue to be overextended: Credit card defaults recently matched levels last seen just after the 1989-90 recession. Deregulation of key industries worldwide, the globalization of economic activity, and technological advances continue to dampen any resurgence of inflation, and any signs that the economy is slowing even slightly could soothe the bond market and diminish upward pressure on rates coming from the Federal Reserve or market participants.



                    8 -- Scudder Massachusetts Tax Free Fund

In the near term, we plan to focus on 10-12 year noncallable bonds, which currently offer the most attractive value in the longer-intermediate sector. We expect to maintain a neutral average maturity for the Fund and, as always, pay close attention to credit quality as we pursue double-tax-free income and competitive total return for Scudder Massachusetts Tax Free Fund shareholders.

Sincerely,

Your Portfolio Management Team

/s/Philip G. Condon      /s/Kathleen A. Meany
Philip G. Condon         Kathleen A. Meany

                              Scudder Massachusetts
                                 Tax Free Fund:
                          A Team Approach to Investing

Scudder Massachusetts Tax Free Fund is managed by a team of Scudder investment professionals who each play an important role in the Fund's management process. Team members work together to develop investment strategies and select securities for the Fund. They are supported by Scudder's large staff of economists, research analysts, traders, and other investment specialists who work in our offices across the United States and abroad. We believe our team approach benefits Fund investors by bringing together many disciplines and leveraging Scudder's extensive resources.

Lead Portfolio Manager Philip G. Condon joined Scudder in 1983 and has had responsibility for Scudder Massachusetts Tax Free Fund's day-to-day operations since 1989. Mr. Condon, who has 17 years of experience in municipal investing and portfolio management, also is Lead Portfolio Manager of Scudder Massachusetts Limited Term Tax Free Fund. Kathleen A. Meany, Portfolio Manager, has 20 years of investment experience and has worked on the Fund since 1988. Ms. Meany joined Scudder in 1988 and also works with Mr. Condon as a Portfolio Manager of Scudder Massachusetts Limited Term Tax Free Fund.

Your Portfolio Management Team: Philip G. Condon, Kathleen A. Meany

                    9 -- Scudder Massachusetts Tax Free Fund

                    Investment Portfolio as of March 31, 1997

                                                                                                    Credit
                                                                                 Principal         Rating (b)          Market
                                                                                 Amount ($)       (Unaudited)        Value ($)
--------------------------------------------------------------------------------------------------------------------------------
Short-Term Municipal Investments 1.2%
--------------------------------------------------------------------------------------------------------------------------------
Massachusetts
Massachusetts, General Obligation, Dedicated Income Tax:
  Series B, Daily Demand Note, 3.2%, 12/1/97* .................................   2,500,000          MIG1            2,500,000
  Series E, Daily Demand Note, 3.2%, 12/1/97* .................................     600,000          MIG1              600,000
Massachusetts Industrial Finance Agency, Merritt Care,
  Daily Demand Note, 3.45%, 4/1/09* ...........................................     700,000          MIG1              700,000
--------------------------------------------------------------------------------------------------------------------------------
Total Short-Term Municipal Investments (Cost $3,800,000)                                                             3,800,000
--------------------------------------------------------------------------------------------------------------------------------

Long-Term Municipal Investments 98.8%
--------------------------------------------------------------------------------------------------------------------------------
Massachusetts
Boston, MA, General Obligation, Series A, 6.5%, 7/1/12 (c) ....................   2,320,000          AAA             2,478,943
Boston, MA, Industrial Development Authority, Springhouse Project,
  9.25%, 7/1/25 ...............................................................   1,000,000          NR              1,068,770
Chicopee, MA, Electric System Revenue, ETM, 7.125%, 1/1/17*** .................   1,210,000          AAA             1,395,191
Haverhill, MA, Unlimited Tax, General Obligation, Series A, 7%, 6/15/12 (c) ...     600,000          AAA               657,828
Holyoke, MA, General Obligation Series 1996A, 6%, 6/15/09 (c) .................   1,560,000          AAA             1,620,481
Mashpee, MA General Obligation:
  5.125%, 2/1/11 (c) ..........................................................   1,025,000          AAA               983,426
  5.35%, 2/1/12 (c) ...........................................................   1,525,000          AAA             1,494,317
Massachusetts Bay Transportation Authority,
  General Transportation System:
   Series 1993 A, 5.5%, 3/1/09 ................................................   1,000,000          A               1,008,650
   Series A, 5.4%, 3/1/07 .....................................................  13,325,000          A              13,539,133
   Series A, 5.5%, 3/1/12 .....................................................   3,000,000          A               2,969,760
   Series B, 6.2%, 3/1/16 .....................................................   2,100,000          A               2,205,504
   Series C, 6.1%, 3/1/13 .....................................................   1,250,000          A               1,315,200
  Certificate of Participation 7.75%, 1/15/06 .................................   1,000,000          A               1,158,810
Massachusetts General Obligation:
  Series 1992A, 6.5%, 6/1/08 ..................................................   5,170,000          A               5,603,039
  C03 Series 1993B, 4.875%, 10/1/09 (c) .......................................   5,000,000          AAA             4,711,550
  Consolidated Loan, Series A, 7.5%, 6/1/04 ...................................  12,400,000          A              14,194,528
  Hynes Convention Center, Zero Coupon, 9/1/04 ................................   2,000,000          A               1,366,720
  Series 96A, 6%, 11/1/10 .....................................................  10,000,000          A              10,493,000
  Series A, 6.5%, 6/1/08 ......................................................     330,000          A                 353,889
  Series B, 6.5%, 8/1/08 ......................................................   5,400,000          A               5,985,198

    The accompanying notes are an integral part of the financial statements.


                   10 -- Scudder Massachusetts Tax Free Fund

                                                                                                    Credit
                                                                                 Principal         Rating (b)          Market
                                                                                 Amount ($)       (Unaudited)        Value ($)
--------------------------------------------------------------------------------------------------------------------------------
  Series C, Zero Coupon, 12/1/04 ..............................................   8,415,000          A               5,677,096
Massachusetts Health & Educational Facilities Authority:
  Anna Jaques Hospital Series B, 6.875%, 10/1/12 ..............................   2,000,000          BBB             2,064,900
  Berkshire Health System, Series D, 5.6%, 10/1/08 (c) ........................   1,760,000          AAA             1,800,674
  Boston College, Series 1993 K, 5.25%, 6/1/09 ................................   2,880,000          A               2,854,253
  Charlton Memorial Hospital Series B, 7.25%, 7/1/07(d) .......................  10,000,000          A              10,848,500
  Community College Program Series A, 6.5%, 10/1/09 ...........................   1,000,000          AAA             1,068,140
  Cooley Dickinson Hospital Inc.:
   Prerefunded 5/15/03, 7.125%, 11/15/18** ....................................   2,075,000          AAA             2,339,480
   Series B, 5.25%, 11/15/10 (c) ..............................................   2,005,000          AAA             1,946,033
  Deaconess Hospital Series B, 6.625%, 4/1/12 (c) .............................   2,000,000          AAA             2,138,580
  Lowell General Hospital, Series 1996B, 5.2%, 6/1/10 (c) .....................   1,180,000          AAA             1,143,939
  Massachusetts General Hospital Series F, 6.25%, 7/1/12 (c) ..................   5,000,000          AAA             5,345,800
  Medical Academic & Scientific, Series B, 6.5%, 1/1/09 .......................   5,000,000          AAA             5,223,200
  Medical Center of Central Massachusetts, Series A, 7%, 7/1/12 (c) ...........   3,600,000          AAA             3,916,152
  Melrose-Wakefield C06 Series 1996C, 6%, 7/1/12 ..............................   1,000,000          NR                991,030
  Newton-Wellesley Hospital:
   Series D, 7%, 7/1/15 (c) ...................................................   1,500,000          AAA             1,652,325
   Series E, 5.9%, 7/1/11 (c) .................................................   3,015,000          AAA             3,086,878
   Series 1997G, 6%, 7/1/12 (c) ...............................................   1,000,000          AAA             1,028,760
  North Adams, C06 Series 1996C, 6.625%, 7/1/18 ...............................   1,560,000          BBB             1,548,893
  Northeastern University:
   Series E, 6.4%, 10/1/07 (c) ................................................   1,000,000          AAA             1,073,840
   Series E, 6.5%, 10/1/12 ....................................................     450,000          AAA               481,779
  St. Luke's Hospital New Bedford, Series C, Yield Curve Notes, 7.42%,
     8/15/10 (c)**** ..........................................................   3,400,000          AAA             3,378,750
  South Shore Hospital, 6.5%, 7/1/10 (c) ......................................   2,500,000          AAA             2,670,100
  Stonehill College Series E, 6.55%, 7/1/12 (c) ...............................   5,000,000          AAA             5,353,900
  Suffolk University, Series 1996 C, 5.65%, 7/1/11 ............................   1,045,000          AAA             1,043,683
  Tufts University Series C, 7.4%, 8/1/18 .....................................     530,000          A                 559,972
Massachusetts Housing Finance Project Refunding Revenue:
  East Boston Neighborhood series 1996, 7.625%, 7/1/26 ........................   2,750,000          A               2,705,258
  Residential Development Series C, 6.875%, 11/15/11 ..........................  15,250,000          AAA            16,263,668
  Series A, 6.3%, 10/1/13 .....................................................   7,000,000          A               7,176,540
  Series A, 6.375%, 4/1/21 ....................................................   3,905,000          A               3,994,503
  Series B, 6.05%, 12/1/09 (c) ................................................   3,000,000          AAA             3,012,360

    The accompanying notes are an integral part of the financial statements.


                    11 -- Scudder Massachusetts Tax Free Fund

                                                                                                    Credit
                                                                                 Principal         Rating (b)          Market
                                                                                 Amount ($)       (Unaudited)        Value ($)
--------------------------------------------------------------------------------------------------------------------------------
  Single-Family Mortgage Revenue, Series 44, 5.9%, 12/1/13 ....................   3,000,000          AA              3,004,260
Massachusetts Industrial Finance Agency:
  College of the Holy Cross:
   C06 Series 1996, 5.5%, 3/1/16 (c) ..........................................   5,000,000          AAA             4,828,800
   C06 Series 1996, 5.25%, 3/1/09 (c) .........................................   1,190,000          AAA             1,174,399
   Issue II, 6.375%, 11/1/09 ..................................................   1,000,000          AAA             1,088,040
  Edgewood Retirement Community, Series A, 9%, 11/15/25 .......................   1,650,000          NR              1,772,463
  First Mortgage, Evanswood Bethzatha, Series A, 7.875%, 1/15/20 ..............   1,000,000          NR              1,028,220
  Massachusetts Biomedial Research Corp., Series A, Zero Coupon:
   8/1/01 .....................................................................   3,650,000          A               2,946,828
   8/1/00 .....................................................................   2,860,000          A               2,436,177
   8/1/02 (d) .................................................................   3,650,000          A               2,790,279
  Nantucket C06 AMT:
   Series 1996A, 5.75%, 7/1/08 (c) ............................................   1,400,000          AAA             1,420,720
   Series 1996A, 5.75%, 7/1/09 (c) ............................................   1,400,000          AAA             1,409,086
   Series 1996A, 5.875%, 7/1/17 (c) ...........................................   2,000,000          AAA             1,975,320
  Pollution Control Revenue, Boston Edison Company Series A, 5.75%, 2/1/14 ....   2,000,000          BBB             1,938,020
  Pollution Control Revenue, Eastern Edison Company Project, 5.875%, 8/1/08 ...   4,750,000          BBB             4,602,275
  Provider Lease Program Series 1988A-1, 8.4%, 7/15/08 ........................   1,870,000          NR              1,911,421
  Resource Recovery, North Andover Solid Waste, Series A, 6.3%, 7/1/05 ........   6,500,000          BBB             6,766,175
  Revenue:
   Babson College, Series 1997A, 5.375%, 10/1/17 ..............................   1,700,000          A               1,617,924
   Dexter School Project, Series 1997, 5.4%, 5/1/13 (c) .......................   1,000,000          AAA               968,220
   Worcester Polytechnical Institute, Series 1997, 5%, 9/1/10 (c) .............   1,645,000          AAA             1,560,118
  Solid Waste Disposal, Peabody Monofil Project, 9%, 9/1/05 ...................   2,905,000          NR              2,994,910
  Sturdy Memorial Hospital, 7.9%, 6/1/09 ......................................   1,820,000          BBB             1,936,371
Massachusetts Municipal Wholesale Electric Company, Power Supply
  System Revenue, Series A:
   6.75%, 7/1/06 ..............................................................   2,855,000          BBB             3,107,610
   5.1%, 7/1/08 (c) ...........................................................     840,000          AAA               820,268
   5%, 7/1/12 (c) .............................................................   1,000,000          AAA               928,260
   5%, 7/1/17 (c) .............................................................   3,110,000          AAA             2,781,460
  Series B:
   6.75%, 7/1/08 ..............................................................   9,000,000          BBB             9,796,320
   4.95%, 7/1/09 (c) ..........................................................   1,575,000          AAA             1,482,059

    The accompanying notes are an integral part of the financial statements.


                    12 -- Scudder Massachusetts Tax Free Fund

                                                                                                    Credit
                                                                                 Principal         Rating (b)          Market
                                                                                 Amount ($)       (Unaudited)        Value ($)
--------------------------------------------------------------------------------------------------------------------------------
  Series C:
   6.625%, 7/1/10 .............................................................   1,000,000          BBB             1,048,150
   6.625%, 7/1/10 (c) .........................................................   3,500,000          AAA             3,772,965
Massachusetts Port Authority Revenue, Tax Exempt Receipts, ETM,
  Zero Coupon until 7/1/03 then 13%, 7/1/13*** ................................   1,000,000          A                 923,580
Massachusetts Special Obligation, Series 1996 A, 5.5%, 6/1/11 .................   5,000,000          A               4,960,750
Massachusetts Water Pollution Abatement Trust, Pooled Loan Program, Series 2:
  5.625%, 2/1/10 ..............................................................   2,820,000          AAA             2,846,254
  5.7%, 2/1/15 ................................................................   1,150,000          AAA             1,145,308
Massachusetts Water Resource Authority,
  Series A:
   6.5%, 7/15/09 ..............................................................  15,000,000          A              16,523,250
   6.5%, 7/15/19 ..............................................................   3,000,000          A               3,260,490
  Series B, 6%, 11/1/08 .......................................................   5,785,000          A               6,001,995
  General Revenue, Series C:
   5.25%, 12/1/08 .............................................................   2,705,000          A               2,688,500
   5.25%, 12/1/15 .............................................................   4,030,000          A               3,800,854
Massachusetts, Port Authority Revenue, USAir Private Jet,
  Series 1996A, 5.75%, 9/1/16 (c) .............................................   1,000,000          AAA               973,730
Nantucket, MA, General Obligation, 6.8%, 12/1/11 ..............................   1,000,000          A               1,085,090
New England Educational Loan Marketing Corporation, Massachusetts
  Student Loan Revenue, 5.7%, 7/1/05 ..........................................   6,250,000          A               6,277,938
North Attleborough, MA, General Obligation, Series 1997, 5%, 3/1/11 (c) .......   1,120,000          AAA             1,055,589
Somerville, MA, General Obligation, Series 1997, 5.25%, 2/15/12 (c) ...........   1,180,000          AAA             1,144,388
Springfield, MA, General Obligation Series 1966, 5.3%, 8/1/11 (c) .............   1,250,000          AAA             1,218,075
University of Massachusetts, Building Authority Revenue, Series B:
  6.625%, 5/1/09 ..............................................................   2,415,000          A               2,679,467
  6.625%, 5/1/10 ..............................................................   2,575,000          A               2,848,903
  6.75%, 5/1/11 ...............................................................   2,745,000          A               3,069,514
  6.875%, 5/1/14 ..............................................................   1,300,000          A               1,493,154
Worcester, MA, General Obligation:
  Prerefunded 5/15/02, 6.9%, 5/15/05 (c)** ....................................   1,850,000          AAA             2,054,351
  Prerefunded 5/15/02, 6.9%, 5/15/06 (c)** ....................................   1,500,000          AAA             1,665,683
Puerto Rico
Puerto Rico Aqueduct and Sewer Authority, 6%, 7/1/09 ..........................   1,000,000          A               1,038,610

    The accompanying notes are an integral part of the financial statements.


                    13 -- Scudder Massachusetts Tax Free Fund

                                                                                                    Credit
                                                                                 Principal         Rating (b)          Market
                                                                                 Amount ($)       (Unaudited)        Value ($)
--------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Highway and Transportation Authority, Highway Revenue,
  Series 1996 Y, 6.25%, 7/1/14 ................................................   2,000,000          A               2,119,560
--------------------------------------------------------------------------------------------------------------------------------
Total Long-Term Municipal Investments (Cost $308,032,716)                                                          321,775,074
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0% (Cost $311,832,716) (a)                                                       325,575,074
--------------------------------------------------------------------------------------------------------------------------------

(a) The cost for federal income tax purposes was $311,832,716. At March 31, 1997, net unrealized appreciation for all securities based on tax cost was $13,742,358. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $14,677,001 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $934,643.

(b) All of the securities held have been determined to be of appropriate credit quality as required by the Fund's investment objectives. Credit ratings shown are assigned by either Standard & Poor's Ratings Group, Moody's Investors Service, Inc. or Fitch Investors Service, Inc. Unrated securities
     (NR) have been determined to be of comparable quality to rated eligible securities.

(c) Bond is insured by one of these companies: AMBAC, Connie Lee, FGIC, FSA or MBIA.

(d) At March 31, 1997 these securities, in part, have been pledged to cover initial margin requirements for open futures contracts.

     At March 31, 1997, open futures contracts purchased long were as follows:

                                                                    Aggregate
       Futures                Expiration       Contracts          Face Value ($)     Market Value ($)
       -------                ----------       ---------          --------------     ----------------

       Muni Bond Future 97   June 19, 1997        30                3,396,773           3,348,750
                                                                    ---------           ---------

       Total net unrealized depreciation on open futures contracts purchased long         (48,023)
                                                                                        =========

* Floating rate and monthly, weekly, or daily demand notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the Treasury bill rate. Variable rate demand notes are securities whose yields are periodically reset at levels that are generally comparable to tax exempt commercial paper. These securities are payable on demand within seven calendar days and normally incorporate an irrevocable letter of credit from a major bank. These notes are carried, for purposes of calculating average weighted maturity, at the longer of the period remaining until the next rate change or to the extent of the demand period.

** Prerefunded: Bonds which are prerefunded are collateralized by U.S. Treasury securities which are held in escrow and are used to pay principal and interest on the tax-exempt issue and to retire the bonds in full at the earliest refunding date.

*** ETM: Bonds bearing the description ETM (escrowed to maturity) are collateralized by U.S. Treasury securities which are held in escrow by a trustee and used to pay principal and interest on bonds so designated.

**** Inverse floating rate notes are instruments whose yields have an inverse relationship to benchmark interest rates. These securities are shown at their rate as of March 31, 1997.

    The accompanying notes are an integral part of the financial statements.


                    14 -- Scudder Massachusetts Tax Free Fund

                              Financial Statements

                       Statement of Assets and Liabilities
                              as of March 31, 1997

 Assets
 -------------------------------------------------------------------------------------------------
                  Investments, at market (identified cost $311,832,716) ........    $ 325,575,074
                  Cash .........................................................           22,298
                  Interest receivable ..........................................        5,254,487
                  Receivable on Fund shares sold ...............................          327,438
                  Other assets .................................................            7,360
                                                                                    --------------
                  Total assets .................................................      331,186,657
 Liabilities
 -------------------------------------------------------------------------------------------------
                  Dividends payable ............................................          598,265
                  Payable for Fund shares redeemed .............................          487,357
                  Daily variation margin on open futures contracts .............            7,500
                  Accrued management fee .......................................          166,565
                  Other accrued expenses .......................................           84,801
                                                                                    --------------
                  Total liabilities ............................................        1,344,488
                 ---------------------------------------------------------------------------------
                  Net assets, at market value                                       $ 329,842,169
                 ---------------------------------------------------------------------------------
 Net Assets
 -------------------------------------------------------------------------------------------------
                  Net assets consist of:
                  Net unrealized appreciation (depreciation) on:
                     Investments ...............................................       13,742,358
                     Futures ...................................................          (48,023)
                  Accumulated net realized loss ................................       (3,511,682)
                  Paid-in capital ..............................................      319,659,516
                 ---------------------------------------------------------------------------------
                  Net assets, at market value                                       $ 329,842,169
                 ---------------------------------------------------------------------------------
 Net Asset Value
 -------------------------------------------------------------------------------------------------
                  Net Asset Value, offering and redemption price per share
                     ($329,842,169/24,047,228 outstanding shares of
                     beneficial interest, $.01 par value, unlimited
                                                                                    --------------
                     number of shares authorized) ..............................           $13.72
                                                                                    --------------

    The accompanying notes are an integral part of the financial statements.


                    15 -- Scudder Massachusetts Tax Free Fund

                             Statement of Operations
                            year ended March 31, 1997

 Investment Income
 -------------------------------------------------------------------------------------------------
                  Income:
                  Interest ....................................................     $  18,944,009
                                                                                    --------------

                  Expenses:
                  Management fee ..............................................         1,933,810
                  Services to shareholders ....................................           272,117
                  Custodian and accounting fees ...............................           112,386
                  Trustees' fees and expenses .................................            14,973
                  Reports to shareholders .....................................            54,286
                  Auditing ....................................................            34,965
                  Registration fees ...........................................            17,803
                  Legal .......................................................            17,274
                                                                                    --------------
                                                                                        2,457,614
                 ---------------------------------------------------------------------------------
                  Net investment income                                                16,486,395
                 ---------------------------------------------------------------------------------

 Realized and unrealized gain (loss) on investment transactions
 -------------------------------------------------------------------------------------------------
                  Net realized gain (loss) from:
                  Investments .................................................           165,788
                  Futures .....................................................           (99,181)
                                                                                    --------------
                                                                                           66,607
                                                                                    --------------
                  Net unrealized appreciation during the period on:
                  Investments .................................................           210,212
                  Futures .....................................................             2,990
                                                                                    --------------
                                                                                          213,202
                 ---------------------------------------------------------------------------------
                  Net gain on investments transactions                                    279,809
                 ---------------------------------------------------------------------------------
                 ---------------------------------------------------------------------------------
                  Net increase in net assets resulting from operations              $  16,766,204
                 ---------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.


                    16 -- Scudder Massachusetts Tax Free Fund

                       Statements of Changes in Net Assets

                                                                                   Years Ended March 31,

Increase (Decrease) in Net Assets                                                1997                1996
---------------------------------------------------------------------------------------------------------------
               Operations:
               Net investment income ..................................      $  16,486,395       $  16,175,218
               Net realized gain from investment transactions .........             66,607             581,573
               Net unrealized appreciation on investment transactions
                  during the period ...................................            213,202           7,364,281
                                                                             -------------       -------------
               Net increase in net assets resulting from operations ...         16,766,204          24,121,612
                                                                             -------------       -------------
               Distributions to shareholders from net investment income        (16,486,395)        (16,175,218)
                                                                             -------------       -------------
               Fund share transactions:
               Proceeds from shares sold ..............................         61,413,587          58,182,143
               Net asset value of shares issued to shareholders in
                  reinvestment of distributions .......................          9,637,952           9,475,939
               Cost of shares redeemed ................................        (55,774,105)        (57,794,885)
                                                                             -------------       -------------
               Net increase in net assets from Fund share transactions          15,277,434           9,863,197
                                                                             -------------       -------------
               Increase in net assets .................................         15,557,243          17,809,591
               Net assets at beginning of period ......................        314,284,926         296,475,335
                                                                             -------------       -------------
               Net assets at end of period ............................      $ 329,842,169       $ 314,284,926
                                                                             -------------       -------------

Other Information
---------------------------------------------------------------------------------------------------------------
               Increase (decrease) in Fund shares
               Shares outstanding at beginning of period ..............         22,942,284          22,236,389
                                                                             -------------       -------------
               Shares sold ............................................          4,465,949           4,245,322
               Shares issued to shareholders in reinvestment of
                  distributions .......................................            700,390             690,492
               Shares redeemed ........................................         (4,061,395)         (4,229,919)
                                                                             -------------       -------------
               Net increase in Fund shares ............................          1,104,944             705,895
                                                                             -------------       -------------
               Shares outstanding at end of period ....................         24,047,228          22,942,284
                                                                             -------------       -------------

    The accompanying notes are an integral part of the financial statements.


                    17 -- Scudder Massachusetts Tax Free Fund

                              Financial Highlights

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                                                      For the Period
                                                                                                                       May 28, 1987
                                                                                                                      (commencement
                                                                                                                      of operations)
                                                            Years Ended March 31,                                      to March 31,
                                 1997     1996      1995      1994      1993      1992      1991      1990       1989      1988
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
                               ----------------------------------------------------------------------------------------------------
   period ...................  $ 13.70   $ 13.33   $ 13.16   $ 13.61   $ 12.81   $ 12.44   $ 12.25   $ 12.23    $ 12.28   $ 12.00
                               ----------------------------------------------------------------------------------------------------
Income from investment
   operations:
Net investment income .......      .70       .72       .74       .81       .84       .81       .83       .82        .81       .69
Net realized and unrealized
   gain (loss) on investment
   transactions .............      .02       .37       .18      (.33)      .96       .46       .19       .13        .22       .21
Total from investment
                               ----------------------------------------------------------------------------------------------------
   operations ...............      .72      1.09       .92       .48      1.80      1.27      1.02       .95       1.03       .90
                               ----------------------------------------------------------------------------------------------------
Less distributions:
From net investment income ..     (.70)     (.72)     (.74)     (.81)     (.84)     (.81)     (.83)     (.82)      (.88)     (.62)
From net realized gains on
   investment transactions ..     --        --        --        (.08)     (.16)     (.09)     --        (.11)(a)   (.20)     --
In excess of net realized
   gains ....................     --        --        (.01)     (.04)     --        --        --        --         --        --
                               ----------------------------------------------------------------------------------------------------
Total distributions .........     (.70)     (.72)     (.75)     (.93)    (1.00)     (.90)     (.83)     (.93)     (1.08)     (.62)
                               ----------------------------------------------------------------------------------------------------
Net asset value, end of
                               ----------------------------------------------------------------------------------------------------
   period ...................  $ 13.72   $ 13.70   $ 13.33   $ 13.16   $ 13.61   $ 12.81   $ 12.44   $ 12.25    $ 12.23   $ 12.28
                               ----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Total Return (%) (b) ........     5.39      8.28      7.37      3.37     14.59     10.46      8.60      7.89       9.50      7.73**
Ratios and Supplemental Data
Net assets, end of period
   ($ millions) .............      330       314       296       332       267       120        67        46         31        16
Ratio of operating
   expenses, net to average
   daily net assets (%) .....      .76       .75       .47       .07      --         .48       .60       .60        .51       .50*
Ratio of operating
   expenses before expense
   reductions, to average
   daily net assets (%) .....      .76       .76       .77       .77       .83       .93      1.05      1.16       1.20      2.25*
Ratio of net investment
   income to average daily
   net assets (%) ...........     5.12      5.23      5.73      5.80      6.36      6.38      6.72      6.60       7.23      7.55*
Portfolio turnover rate (%) .    11.51      20.9      10.2      17.0      29.6      23.2      27.1      45.5      110.5      95.9*

(a) Includes $.01 per share distributions in excess of realized gains pursuant to Internal Revenue Code Section 4982.
(b)  Total returns would have been lower had certain expenses not been reduced.
*    Annualized
**   Not annualized


                    18 -- Scudder Massachusetts Tax Free Fund

                          Notes to Financial Statements

                       A. Significant Accounting Policies

Scudder Massachusetts Tax Free Fund (the "Fund") is a non-diversified series of Scudder State Tax Free Trust (the "Trust"). The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. There are currently six series in the Trust.

The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio debt securities with remaining maturities greater than sixty days are valued by pricing agents approved by the Officers of the Fund, which quotations reflect broker/dealer-supplied valuations and electronic data processing techniques. If the pricing agents are unable to provide such quotations, the most recent bid quotation supplied by a bona fide market maker shall be used. All other debt securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board of Trustees. Short-term investments having a maturity of sixty days or less are valued at amortized cost.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of an item at a specified price on a specific date (settlement date). During the year ended March 31, 1997, the Fund purchased interest rate futures to manage the duration of the portfolio.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary an amount ("initial margin") equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price.

Certain risks may arise upon entering into futures contracts including the risk that an illiquid secondary market will limit the Fund's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with changes in the value of the securities or currencies hedged. When utilizing futures contracts to hedge, the Fund gives up the opportunity to profit from favorable price movements in the hedged positions during the term of the contract.

Amortization and Accretion. All premiums and original issue discounts are amortized/accreted for both tax and financial reporting purposes.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, the Fund paid no federal income taxes and no provision for federal income taxes was required.


                    19 -- Scudder Massachusetts Tax Free Fund

At March 31, 1997, the Fund had a net tax basis capital loss carryforward of approximately $1,420,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until March 31, 2003, ($1,310,000) and March 31, 2005 ($110,000), the respective expiration dates, whichever occurs first.

In addition, from November 1, 1996 through March 31, 1997, the Fund incurred approximately $18,000 of realized long-term capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the year ending March 31, 1998.

Distribution of Income and Gains. All of the net investment income of the Fund is declared as a dividend to shareholders of record as of the close of business each day and is paid to shareholders monthly. During any particular year, net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, will be distributed to shareholders. An additional distribution may be made to the extent necessary to avoid the payment of a four percent federal excise tax.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. These differences primarily relate to investments in futures contracts. As a result, net investment income and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The Fund uses the specific identification method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Other. Investment security transactions are accounted for on a trade date basis. Distributions of net gains to shareholders are recorded on the ex-dividend date. Interest income is accrued pro rata to the earlier of the call or maturity date.

                      B. Purchases and Sales of Securities

During the year ended March 31, 1997, purchases and sales of municipal securities (excluding short-term investments) aggregated $54,298,727 and $35,980,178, respectively.

The aggregate face value of future contracts opened and closed during the year ended March 31, 1997 was $3,396,773 and $7,930,388, respectively.

                               C. Related Parties

Under the Fund's Investment Advisory Agreement (the "Agreement") with Scudder, Stevens & Clark, Inc. (the "Adviser"), the Fund agrees to pay the Adviser a fee equal to an annual rate of approximately 0.60% of the Fund's average daily net assets, computed and accrued daily and payable monthly. The Adviser determines the securities, instruments, and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Adviser provides certain administrative services in accordance with the Agreement. For the year ended March 31, 1997, the fee pursuant to the Advisory Agreement amounted to $1,933,810 of which $166,565 is unpaid at March 31, 1997.


                    20 -- Scudder Massachusetts Tax Free Fund

Scudder Service Corporation ("SSC"), a subsidiary of the Adviser, is the transfer, dividend-paying and shareholder service agent for the Fund. For the year ended March 31, 1997, the amount charged to the Fund by SSC aggregated $188,646, of which $16,386 is unpaid at March 31, 1997.

Scudder Fund Accounting Corporation ("SFAC"), a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund. For the year ended March 31, 1997, the amount charged to the Fund by SFAC aggregated $59,760, of which $5,145 is unpaid at March 31, 1997.

The Trust pays each Trustee not affiliated with the Adviser $12,000 annually, divided equally among the series of the Trust, plus specified amounts for attended board and committee meetings. For the year ended March 31, 1997, Trustees' fees and expenses charged to the Fund aggregated $14,973.


                    21 -- Scudder Massachusetts Tax Free Fund

                        Report of Independent Accountants

To the Trustees of Scudder State Tax Free Trust and the Shareholders of Scudder Massachusetts Tax Free Fund:

We have audited the accompanying statement of assets and liabilities of Scudder Massachusetts Tax Free Fund, including the investment portfolio, as of March 31, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the nine years in the period then ended, and for the period May 28, 1987 (commencement of operations) to March 31, 1988. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Scudder Massachusetts Tax Free Fund as of March 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the nine years in the period then ended, and for the period May 28, 1987 (commencement of operations) to March 31, 1988, in conformity with generally accepted accounting principles.


Boston, Massachusetts                                   COOPERS & LYBRAND L.L.P.
May 12, 1997


                    22 -- Scudder Massachusetts Tax Free Fund

                                 Tax Information

Of the dividends paid by the Fund from net investment income for the year ended March 31, 1997, 100% constituted exempt interest dividends for regular federal income tax and Massachusetts personal income tax purposes.

Please consult a tax adviser if you have any questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your Scudder Fund account, please call a Scudder Investor Relations Representative at 1-800-225-5163.


                    23 -- Scudder Massachusetts Tax Free Fund

                              Officers and Trustees

David S. Lee*
President and Trustee

Henry P. Becton, Jr.
Trustee; President and General Manager, WGBH Educational Foundation

E. Michael Brown*
Trustee

Dawn-Marie Driscoll
Trustee; Executive Fellow; President, Driscoll Associates

Peter B. Freeman
Trustee; Corporate Director and Trustee

Dudley H. Ladd*
Trustee

Wesley W. Marple, Jr.
Trustee; Professor of Business Administration, Northeastern University

Daniel Pierce*
Trustee

Jean C. Tempel
Trustee; General Partner,
TL Ventures

Donald C. Carleton*
Vice President

Philip G. Condon*
Vice President

Jerard K. Hartman*
Vice President

Thomas W. Joseph*
Vice President

Jeremy L. Ragus*
Vice President

Rebecca Wilson*
Vice President

Thomas F. McDonough*
Vice President and Secretary

Pamela A. McGrath*
Vice President and Treasurer

Edward J. O'Connell*
Vice President and Assistant Treasurer

*Scudder, Stevens & Clark, Inc.


                    24 -- Scudder Massachusetts Tax Free Fund

                        Investment Products and Services

The Scudder Family of Funds+++
--------------------------------------------------------------------------------
Money Market
------------
   Scudder U.S. Treasury Money Fund
   Scudder Cash Investment Trust

Tax Free Money Market+
----------------------
   Scudder Tax Free Money Fund
   Scudder California Tax Free Money Fund*
   Scudder New York Tax Free Money Fund*

Tax Free+
---------
   Scudder Limited Term Tax Free Fund
   Scudder Medium Term Tax Free Fund
   Scudder Managed Municipal Bonds
   Scudder High Yield Tax Free Fund
   Scudder California Tax Free Fund*
   Scudder Massachusetts Limited Term
      Tax Free Fund*
   Scudder Massachusetts Tax Free Fund*
   Scudder New York Tax Free Fund*
   Scudder Ohio Tax Free Fund*
   Scudder Pennsylvania Tax Free Fund*

U.S. Income
-----------
   Scudder Short Term Bond Fund
   Scudder Zero Coupon 2000 Fund
   Scudder GNMA Fund
   Scudder Income Fund
   Scudder High Yield Bond Fund

Global Income
-------------
   Scudder Global Bond Fund
   Scudder International Bond Fund
   Scudder Emerging Markets Income Fund

Asset Allocation
----------------
   Scudder Pathway Conservative Portfolio
   Scudder Pathway Balanced Portfolio
   Scudder Pathway Growth Portfolio
   Scudder Pathway International Portfolio

U.S. Growth and Income
----------------------
   Scudder Balanced Fund
   Scudder Growth and Income Fund

U.S. Growth
-----------
  Value
     Scudder Large Company Value Fund
     Scudder Value Fund
     Scudder Small Company Value Fund
     Scudder Micro Cap Fund

  Growth
     Scudder Classic Growth Fund
     Scudder Large Company Growth Fund
     Scudder Development Fund
     Scudder 21st Century Growth Fund

Global Growth
-------------
  Worldwide
     Scudder Global Fund
     Scudder International Fund
     Scudder Global Discovery Fund
     Scudder Emerging Markets Growth Fund
     Scudder Gold Fund

  Regional
     Scudder Greater Europe Growth Fund
     Scudder Pacific Opportunities Fund
     Scudder Latin America Fund
     The Japan Fund

Retirement Programs
-------------------
   IRA
   SEP IRA
   Keogh Plan
   401(k), 403(b) Plans
   Scudder Horizon Plan *+++ +++
    (a variable annuity)

Closed-End Funds#
-----------------
   The Argentina Fund, Inc.
   The Brazil Fund, Inc.
   The First Iberian Fund, Inc.
   The Korea Fund, Inc.
   The Latin America Dollar Income Fund, Inc.
   Montgomery Street Income Securities, Inc.
   Scudder New Asia Fund, Inc.
   Scudder New Europe Fund, Inc.
   Scudder World Income  Opportunities
    Fund, Inc.

For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +++Funds within categories are listed in order from expected least risk to most risk. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *Not available in all states. +++ +++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder, Stevens & Clark, Inc., are traded on various stock exchanges.



                    25 -- Scudder Massachusetts Tax Free Fund

                                Scudder Solutions

Convenient ways to invest, quickly and reliably:
--------------------------------------------------------------------------------------------------------------------------

          Automatic Investment Plan                                    AutoBuy

          A convenient investment program in which you designate       Lets you purchase Scudder fund shares
          the purchase details and the bank account, and money is      electronically, avoiding potential mailing delays;
          electronically debited from that account monthly to          designate a bank account and the transaction
          regularly purchase fund shares and "dollar cost average"     details, and money for each of your transactions is
          -- buy more shares when the fund's price is higher and       electronically debited from that account.
          fewer when it's lower, which can reduce your average
          purchase price over time.

          Automatic Dividend Transfer                                  Payroll Deduction and Direct Deposit

          The most timely, reliable, and convenient way to             Have all or part of your paycheck -- even government
          purchase shares -- use distributions from one Scudder        checks -- invested in up to four Scudder funds at
          fund to purchase shares in another, automatically            one time.
          (accounts with identical registrations or the same
          social security or tax identification number).


          Dollar cost averaging involves continuous investment in securities regardless of price fluctuations and does not assure a profit or protect against loss in declining markets.
          Investors should consider their ability to continue such a plan through periods of low price levels.

Around-the-clock electronic account service and information, including some transactions:
--------------------------------------------------------------------------------------------------------------------------

          Scudder Automated Information Line: SAIL(tm) --              Scudder's Web Site -- http://funds.scudder.com
          1-800-343-2890
                                                                       Scudder Electronic Account Services: Offering
          Personalized account information, the ability to             account information and transactions, interactive
          exchange or redeem shares, and information on other          worksheets, prospectuses and applications for all
          Scudder funds and services via touchtone telephone.          Scudder funds, plus your current asset allocation,
                                                                       whenever you need them. Scudder's Site also
                                                                       provides news about Scudder funds, retirement
                                                                       planning information, and more.

Retirees and those who depend on investment proceeds for living expenses can enjoy these convenient, timely, and reliable automated withdrawal programs:
--------------------------------------------------------------------------------------------------------------------------

          Automatic Withdrawal Plan                                    AutoSell

          You designate the bank account, determine the schedule       Provides speedy access to your money by
          (as frequently as once a month) and amount of the            electronically crediting your redemption proceeds
          redemptions, and Scudder does the rest.                      to the bank account you designate.

          DistributionsDirect

          Automatically deposits your fund distributions into the bank account you designate within three business days after each distribution is paid.

For more information about these services, call a Scudder representative at 1-800-225-5163
--------------------------------------------------------------------------------------------------------------------------





                    26 -- Scudder Massachusetts Tax Free Fund

Mutual Funds and More -- Brokerage and Guidance Services:
--------------------------------------------------------------------------------------------------------------------------

          Scudder Brokerage Services                             Scudder Portfolio Builder

          Offers you access to a world of investments,           A free service designed to help suggest ways investors like
          including stocks, corporate bonds, Treasuries, plus    you can diversify your portfolio among domestic and global,
          over 6,000 mutual funds from at least 150 mutual       as well as equity, fixed-income, and money market funds,
          fund companies. And Scudder Fund Folio(sm) provides    using Scudder funds.
          investors with access to a marketplace of more than
          500 no-load funds from well-known companies-with no    Personal  Counsel from Scudder(sm)
          transaction fees or commissions. Scudder               Developed for investors who prefer the benefits of no-load
          shareholders can take advantage of a Scudder           Scudder funds but want ongoing professional assistance in
          Brokerage account already reserved for them, with      managing a portfolio. Personal Counsel(sm) is a highly
          no minimum investment. For information about           customized, fee-based asset management service for
          Scudder Brokerage Services, call 1-800-700-0820.       individuals investing $100,000 or more.


          Fund Folio funds held less than six months will be charged a fee for redemptions. You can buy shares directly from the fund itself or its principal underwriter or distributor without paying this fee. Scudder Brokerage Services, Inc., 42 Longwater Drive, Norwell, MA 02061.
          Member SIPC.

          Personal Counsel From Scudder(sm) and Personal Counsel(sm) are service marks of and represent a program offered by Scudder Investor Services, Inc., Adviser.

For more information about these services, call a Scudder representative at 1-800-225-5163
--------------------------------------------------------------------------------------------------------------------------

Additional Information on How to Contact Scudder:
--------------------------------------------------------------------------------------------------------------------------

          For existing account services and transactions         Please address all written correspondence to
          Scudder Investor Relations -- 1-800-225-5163           The Scudder Funds
                                                                 P.O. Box 2291
          For establishing 401(k) and 403(b) plans               Boston, Massachusetts
          Scudder Defined Contribution Services --               02107-2291
          1-800-323-6105
                                                                 Or Stop by a Scudder Funds Center
          For information about The Scudder Funds, including     Many shareholders enjoy the personal, one-on-one service of
          additional applications and prospectuses, or for       the Scudder Funds Centers. Check for a Funds Center near
          answers to investment questions                        you -- they can be found in the following cities:

          Scudder Investor Relations --  1-800-225-2470          Boca Raton            Chicago           San Francisco
                   Investor.Relations@scudder.com                Boston                New York

          New From Scudder: Pathway Series

          In a complex financial world, Scudder Pathway Series is a refreshingly simple concept. With one investment, Pathway gives you instant access to broad diversification in U.S. markets and across the globe. Select from four Portfolios -- Conservative, Balanced, Growth, or
          International -- each with a distinct investment objective that can match your goals. Each
          Portfolio, rather than investing in individual securities, invests in carefully selected
          Scudder mutual funds.

          The share price of each Pathway Series portfolio will fluctuate and the risk associated with each portfolio is determined by the securities held in each underlying Scudder fund. Contact
          Scudder Investor Services, Inc., Distributor, for a prospectus which contains more complete information, including management fees and other expenses. Please read it carefully before you invest or send money.




                    27 -- Scudder Massachusetts Tax Free Fund

Celebrating Over 75 Years of Serving Investors

Established in 1919 by Theodore Scudder, Sidney Stevens, and F. Haven Clark, Scudder, Stevens & Clark was the first independent investment counsel firm in the United States. Since its birth, Scudder's pioneering spirit and commitment to professional long-term investment management have helped shape the investment industry. In 1928, we introduced the nation's first no-load mutual fund. Today we offer over 40 pure no load(TM) funds, including the first international mutual fund offered to U.S. investors.

Over the years, Scudder's global investment perspective and dedication to research and fundamental investment disciplines have helped us become one of the largest and most respected investment managers in the world. Though times have changed since our beginnings, we remain committed to our long-standing principles: managing money with integrity and distinction; keeping the interests of our clients first; providing access to investments and markets that may not be easily available to individuals; and making investing as simple and convenient as possible through friendly, comprehensive service.

This information must be preceded or accompanied by a current prospectus.

Portfolio changes should not be considered recommendations for action by individual investors.

SCUDDER

This combined prospectus sets forth concisely the information about Scudder New York Tax Free Money Fund and Scudder New York Tax Free Fund, each a series of Scudder State Tax Free Trust, an open-end management investment company, that a prospective investor should know before investing. Please retain it for future reference.

Shares of the Funds are not insured or guaranteed by the U.S. Government. Scudder New York Tax Free Money Fund seeks to maintain a constant net asset value of $1.00 per share but there can be no assurance that the stable net asset value will be maintained.

Because of its focus on New York tax-exempt investments, the Scudder New York Tax Free Money Fund may have to concentrate a significant percentage of its assets in a single issuer. An investment in this Fund may be riskier than an investment in a money market fund that does not focus on investments from a single state.


If you require more detailed information, a Statement of Additional Information for the Funds dated August 1, 1997, as amended from time to time, may be obtained without charge by writing Scudder Investor Services, Inc., Two International Place, Boston, MA 02110-4103 or calling 1-800-225-2470. The Statement, which is incorporated by reference into the Funds' prospectus, has been filed with the Securities and Exchange Commission.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS COMBINED PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Contents--see page 5.

Scudder New York
Tax Free Money Fund
------------------------------
Scudder New York
Tax Free Fund



Prospectus
August 1, 1997




Two pure no-load(TM) (no sales charges) mutual fund series which seek to provide triple tax-free income, exempt from New York state and New York City personal income taxes and regular federal income tax.

Expense information


 How to compare a Scudder pure no-load(TM) fund

This information is designed to help you understand the various costs and expenses of investing in Scudder New York Tax Free Money Fund and Scudder New York Tax Free Fund (the "Funds"). By reviewing this table and those in other mutual funds' prospectuses, you can compare each Fund's fees and expenses with those of other funds. With Scudder's pure no-load(TM) funds, you pay no commissions to purchase or redeem shares, or to exchange from one fund to another. As a result, all of your investment goes to work for you.


1)   Shareholder transaction expenses: Expenses charged directly to your individual account in either Fund for various transactions.
                                                                       Scudder New York           Scudder New York
                                                                      Tax Free Money Fund          Tax Free Fund
     Sales commissions to purchase shares (sales load)                          NONE                      NONE
     Commissions to reinvest dividends                                          NONE                      NONE
     Redemption fees                                                            NONE*                     NONE*
     Fees to exchange shares                                                    NONE                      NONE


2) Annual Fund operating expenses: Expenses paid by either Fund before it distributes its net investment income, expressed as a percentage of its average daily net assets for the fiscal year ended March 31, 1997.

     Investment management fees                                                ____%**                   ____%
     12b-1 fees                                                                 NONE                      NONE
     Other expenses                                                            ____%**                   ____%
                                                                               ----                      -----
     Total Fund operating expenses                                             ____%**                   ____%
                                                                               ----                      -----

Example

Based on the levels of total Fund operating expenses listed above, the total expenses relating to a $1,000 investment, assuming a 5% annual return and redemption at the end of each period, are listed below. Investors do not pay these expenses directly; they are paid by each Fund before it distributes its net investment income to shareholders. (As noted above, the Funds have no redemption fees of any kind.)

     One year                              $   6                     $   8
     Three years                              19                        26
     Five years                               33                        46
     Ten years                                75                       101

See "Fund organization--Investment adviser" for further information about the investment management fees. This example assumes reinvestment of all dividends and distributions and that the percentage amounts listed under "Annual Fund operating expenses" remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual Fund expenses and returns vary from year to year and may be higher or lower than those shown.

* You may redeem by writing or calling the Funds, or by Write-A-Check for Scudder New York Tax Free Money Fund. If you wish to receive redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "Transaction information--Redeeming shares."


** Until _________, 1998, the Adviser has agreed to waive a portion of its fee for Scudder New York Tax Free Money Fund to the extent necessary so that the total annualized expenses of the Fund do not exceed ___% of average daily net assets. If the Adviser had not done so, Fund expenses would have been: investment management fee ____%, other expenses 0.36% and total operating expenses _____% for the fiscal year ended March 31, 1997. To the extent that expenses fall below 0.60% during the fiscal year, the Adviser reserves the right to recoup, during the fiscal year incurred, amounts reimbursed or waived during the period, but only to the extent that the Fund's expenses do not exceed 0.60%.

Financial highlights


Scudder New York Tax Free Money Fund

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the audited financial statements.

If you would like more detailed information concerning the Fund's performance, a complete portfolio listing and audited financial statements are available in the Fund's Annual Report dated March 31, 1997 and may be obtained without charge by writing or calling Scudder Investor Services, Inc.

                                                                                                         For the Period
                                                                                                           May 28, 1987
                                                                                                         (commencement of
                                                                                                           operations) to
                                                      Years Ended March 31,                                   March 31,
                                1997     1996     1995    1994    1993    1992     1991     1990     1989       1988
 -----------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning   ------------------------------------------------------------------------------------------
    of period ..............  $1.000   $1.000   $1.000  $1.000  $1.000  $1.000   $1.000   $1.000   $1.000     $1.000
                              ------------------------------------------------------------------------------------------
 Net investment income .....    .028     .031     .025    .017    .022    .035     .046     .052     .047       .033
 Distributions from net
    investment income ......   (.028)   (.031)   (.025)  (.017)  (.022)  (.035)   (.046)   (.052)   (.047)     (.033)
 Net asset value, end of      ------------------------------------------------------------------------------------------
    period .................  $1.000   $1.000   $1.000  $1.000  $1.000  $1.000   $1.000   $1.000   $1.000     $1.000
 -----------------------------------------------------------------------------------------------------------------------
 Total Return (%) (a) ......    2.85     3.18     2.57    1.75    2.22    3.55     4.69     5.33     4.78       3.33**
 Ratios and Supplemental
    Data
 Net assets, end of period
    ($ millions) ...........      60       58       55      47      40      36       40       36       41         30
 Ratio of operating
    expenses, net to
    average daily net
    assets (%) .............     .60      .60      .60     .60     .60     .60      .60      .60      .53        .50*
 Ratio of operating
    expenses before
    expense reductions,
    to average daily net
    assets (%) .............     .85      .86      .89     .97     .97    1.01     1.08     1.08      .98       1.19*
 Ratio of net investment
    income to average
    daily net assets (%) ...    2.81     3.13     2.56    1.73    2.19    3.46     4.57     5.21     4.76       4.08*

(a) Total returns are higher due to maintenance of the Fund's expenses.
*   Annualized
**  Not annualized

Scudder New York Tax Free Fund

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the audited financial statements.

If you would like more detailed information concerning the Fund's performance, a complete portfolio listing and audited financial statements are available in the Fund's Annual Report dated March 31, 1997 and may be obtained without charge by writing or calling Scudder Investor Services, Inc.


                                                                  Years Ended March 31,

                                    1997     1996     1995     1994     1993     1992     1991     1990     1989     1988
---------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of    -----------------------------------------------------------------------------------------
    period .....................  $10.67   $10.38   $10.32   $11.40   $10.98   $10.73   $10.60   $10.53   $10.39   $11.43
                                  -----------------------------------------------------------------------------------------
 Income from investment
    operations:
 Net investment income               .53      .53      .52      .54      .61      .65      .67      .69      .72      .73
 Net realized and unrealized
    gain (loss) on investment
    transactions ...............    (.03)     .29      .11     (.35)    1.03      .50      .13      .16      .14     (.84)
 Total from investment            -----------------------------------------------------------------------------------------
    operations .................     .50      .82      .63      .19     1.64     1.15      .80      .85      .86     (.11)
                                  -----------------------------------------------------------------------------------------
Less distributions:
 From net investment income ....    (.53)    (.53)    (.52)    (.54)    (.61)    (.65)    (.67)    (.69)    (.72)    (.73)
 From paid-in capital ..........      --       --       --       --       --       --       --     (.08)      --       --
 From net realized gains .......    (.01)      --       --     (.67)    (.61)    (.25)      --     (.01)      --     (.20)
 In excess of net realized gains      --       --     (.05)    (.06)      --       --       --       --       --       --
                                  -----------------------------------------------------------------------------------------
 Total distributions ...........    (.54)    (.53)    (.57)   (1.27)   (1.22)    (.90)    (.67)    (.78)    (.72)    (.93)
                                  -----------------------------------------------------------------------------------------
 Net asset value, end of          -----------------------------------------------------------------------------------------
    period .....................  $10.63   $10.67   $10.38   $10.32   $11.40   $10.98   $10.73   $10.60   $10.53   $10.39
---------------------------------------------------------------------------------------------------------------------------
 Total Return (%) ..............    4.76     7.95     6.39     1.31    15.60    11.11     7.79     8.18     8.55     (.61)
 Ratios and Supplemental Data
 Net assets, end of period
    ($ millions) ...............     181      192      194      207      201      159      142      132      123      116
 Ratio of operating expenses to
    average daily net assets (%)     .83      .82      .82      .82      .82      .87      .91      .89      .89      .95
 Ratio of net investment income
    to average daily net assets.    4.95     4.91     5.13     4.80     5.36     5.96     6.29     6.39     6.89     7.05
 Portfolio turnover rate (%) ...   71.03     80.5     83.8    158.0    201.4    168.2    224.9    114.3    132.1     44.2

A message from Scudder's chairman


Scudder, Stevens & Clark, Inc., investment adviser to the Scudder Family of Funds, was founded in 1919. We offered America's first no-load mutual fund in 1928. Today, we manage in excess of $115 billion for many private accounts and over 50 mutual fund portfolios. We manage the mutual funds in a special program for the American Association of Retired Persons, as well as the fund options available through Scudder Horizon Plan, a tax-advantaged variable annuity. We also advise The Japan Fund and nine closed-end funds that invest in countries around the world.


The Scudder Family of Funds is designed to make investing easy and less costly. It includes money market, tax free, income and growth funds as well as IRAs, 401(k)s, Keoghs and other retirement plans.

Services available to all shareholders include toll-free access to the professional service representatives of Scudder Investor Relations, easy exchange among funds, shareholder reports, informative newsletters and the walk-in convenience of Scudder Funds Centers.

All Scudder mutual funds are pure no-load(TM). This means you pay no commissions to purchase or redeem your shares or to exchange from one fund to another. There are no "12b-1" fees either, which many other funds now charge to support their marketing efforts. All of your investment goes to work for you. We look forward to welcoming you as a shareholder.

/s/Daniel Pierce

The Funds


o active portfolio management by Scudder's professional team of credit analysts and municipal bond market experts

o    dividends declared daily and paid monthly

Scudder New York Tax Free Money Fund

o capital stability and income exempt from New York state and New York City personal income taxes and regular federal income tax

o seeks to maintain a constant share price of $1.00 and investment in high quality, short-term municipal securities tax-exempt in New York

Scudder New York Tax Free Fund

o income exempt from New York state and New York City personal income taxes and regular federal income tax

o    primarily long-term investment-grade municipal securities tax-exempt in New
     York


Contents

Why invest in these funds?                             6
Summary of important features                          7
Tax-exempt vs. taxable income                          7
Scudder New York Tax Free Money Fund                   8
Scudder New York Tax Free Fund                         9
Additional information about policies
   and investments                                    11
Purchases                                             14
Exchanges and redemptions                             15
Distribution and performance information              18
Fund organization                                     19
Transaction information                               20
Shareholder benefits                                  24
Trustees and Officers                                 26
Investment products and services                      27
How to contact Scudder                        Back cover

Why invest in these Funds?



Scudder New York Tax Free Money Fund and Scudder New York Tax Free Fund (the "Funds") are each non-diversified series of Scudder State Tax Free Trust, and are designed for investors seeking double tax-free income (triple tax-free income for New York City taxpayers)--exempt from New York state and New York City personal income taxes and regular federal income tax. Because these Funds are intended for investors subject to New York and regular federal income taxes, they may not be appropriate for all investors and are not available in all states.


Tax-free income

As illustrated in the chart on the following page, depending on your tax bracket and individual situation, you may earn a substantially higher after-tax return from these Funds than from comparable investments that pay income subject to New York state and New York City personal income taxes and regular federal income tax. For example, if your federal marginal tax rate is 36%, your New York state marginal tax rate is 7.50% and your New York City marginal tax rate is 4.46%, your effective combined marginal tax rate is 43.65%. Thus, you would need to earn a taxable return of 4.95% to receive after-tax income equal to the 2.79% tax-free yield provided by Scudder New York Tax Free Money Fund for the seven-day period ended March 31, 1996, or earn a taxable return of 8.22% to receive after-tax income equal to the 4.62% tax-free yield provided by Scudder New York Tax Free Fund for the 30-day period ended March 31, 1996. In other words, it would be necessary to earn $1,774 from a taxable investment to equal $1,000 of tax-free income you receive from either Fund. The yield levels of tax-free and taxable investments change continuously. Before investing in either Fund, you should compare its yield to the after-tax yield you would receive from a comparable investment paying taxable income. For up-to-date yield information on either Fund, shareholders can call SAIL, Scudder Automated Information Line, for toll-free information at any time.

Investment characteristics of each Fund

The Funds are income-oriented portfolios advised by Scudder, Stevens & Clark, Inc. (the "Adviser"). Each Fund seeks to provide income free from New York state and New York City personal income taxes and regular federal income tax. The two Funds, however, have different investment objectives and characteristics. The two Funds' prospectuses are presented together so you can understand their important differences and decide which Fund or combination of the two is most suitable for your needs.

Scudder New York Tax Free Money Fund's objectives include stability of capital and the maintenance of a $1.00 net asset value per share. Scudder New York Tax Free Fund ordinarily provides a higher, more stable income stream, but its net asset value per share will fluctuate with market changes. As a result of these different objectives, the average portfolio maturities of the Funds are different.

Scudder New York Tax Free Money Fund invests primarily in short-term municipal obligations (notes and bonds) with individual remaining maturities of 397 calendar days or less. The weighted average maturity of the portfolio is 90 days or less. Scudder New York Tax Free Fund has flexible investment policies regarding maturity but normally invests primarily in long-term municipal bonds.

The yield and the potential for price fluctuation are generally greater, the greater the maturity of the municipal security. Other factors affecting the yield and price variability include the absolute level of interest rates, the relationship among short-, medium- and long-term interest rates, the quality of each Fund's investments and each Fund's expenses.

Except as otherwise indicated, each Fund's investment objectives and policies are not fundamental and may be changed without a vote

TO BE UPDATED
Summary of important features

                  Investment objectives     Investments         Maturity             Quality             Dividends
                   and characteristics

 Scudder         o  price stability       o  short-term   o  average maturity  o  100% of           o  declared daily
 New York                                    New York        of 90 days or        investments          and paid monthly
 Tax Free Money  o  income exempt from       municipal       less; no single      rated within top
 Fund               New York state and       securities      investment           two quality       o  option to
                    New York City                            maturity longer      ratings or           receive in cash
                    personal income                          than 397             judged to be of      or reinvest in
                    taxes and regular                        calendar days        comparable           additional
                    federal income tax                                            quality              shares


 Scudder         o  prices will           o  primarily    o  primarily         o  100% of           o  declared daily
 New York           fluctuate with           long-term       long-term bonds      investments          and paid monthly
 Tax Free Fund      changes in               New York                             rated within top
                    interest rates           municipal                            six quality       o  option to
                                             bonds                                ratings or           receive in cash
                 o  income exempt from                                            judged to be of      or reinvest in
                    New York state and                                            comparable           additional
                    New York City                                                 quality              shares
                    personal income
                    taxes and regular
                    federal income tax

TO BE UPDATED
Tax-exempt vs. taxable income

Tax Free Yields and Corresponding Taxable Equivalents: The table below shows New York City taxpayers what an investor would have to earn from a comparable taxable investment to equal Scudder New York Tax Free Fund and Scudder New York Tax Free Money Fund's triple tax-free yield. Today many investors may find that regular federal income tax and New York City and New York state personal income tax rates make these Funds attractive alternatives to investments paying taxable income


            1996 TAXABLE INCOME:             COMBINED MARGINAL    TO EQUAL HYPOTHETICAL TAX-FREE YIELDS OF 5%, 7% AND
                                                    TAX              9%, A TAXABLE INVESTMENT WOULD HAVE TO EARN*:
       INDIVIDUAL          JOINT RETURN            RATE:                 5%                 7%               9%
         $25,000-58,150      $45,000-96,900       36.30%                7.85%              10.99%           14.13%
          58,151-60,000      96,901-108,000       38.95                 8.19               11.47            14.74
         60,001-121,300     108,001-147,700       38.99                 8.20               11.47            14.75
        121,301-263,750     147,701-263,750       43.41                 8.84               12.37            15.91
          OVER $263,750     OVER $263,750         46.60                 9.36               13.11            16.85

Combined marginal tax rates are adjusted for the deductibility of state and City taxes. *These illustrations assume a marginal federal income tax rate of 28% to 39.6% and that the federal alternative minimum tax is not applicable. Upper income individuals may be subject to an effective federal income tax rate in excess of the applicable marginal rate as a result of the phase-out of personal exemptions and itemized deductions made permanent by the Revenue Reconciliation Act of 1993. Moreover, upper income taxpayers will also be subject to a tax table benefit recapture imposed by New York state that will have the effect of increasing their effective tax rate. Individuals subject to these phase-out provisions would have to invest in taxable securities with a yield in excess of those shown on the table in order to achieve an after-tax yield equivalent to the yield on a comparable tax-exempt security.

of shareholders. Shareholders will receive written notice of any changes in either Fund's objective. If there is a change in investment objective, shareholders should consider whether that Fund remains an appropriate investment in light of their then current financial position and needs. There can be no assurance that either Fund's objectives will be met.

In addition, the Funds offer all of the benefits of the Scudder Family of Funds. Scudder, Stevens & Clark, Inc. manages a diverse family of pure no-load(TM) funds and provides a wide range of services to help investors meet their investment needs. Please refer to "Investment products and services" for additional information.

Scudder New York Tax Free Money Fund


Investment objectives and policies

Scudder New York Tax Free Money Fund seeks stability of capital and the maintenance of a constant net asset value of $1.00 per share, while providing New York taxpayers income exempt from New York state and New York City personal income taxes and regular federal income tax. The Fund is a professionally managed portfolio of high quality, short-term New York municipal securities. All of the Fund's investments are high quality, have a remaining maturity of 397 calendar days or less and have minimal credit risk as determined by the Adviser. The weighted average effective maturity of the Fund's portfolio is 90 days or less.

Quality


All of the Fund's municipal securities must meet certain quality criteria at the time of purchase. The Fund may invest its assets in municipal securities which are rated, or issued by an issuer rated, P2 by Moody's, A2 by S&P, or F2 by Fitch, to the extent permitted by Rule 2a-7 of the Investment Company Act of 1940, as amended.The Fund may invest up to 20% of its assets in securities subject to the alternative minimum tax ("AMT bonds"). The Fund's distributions from interest on AMT bonds may be taxable depending upon an investor's particular situation. Where only one rating agency has rated a security (or its issuer), the Fund may purchase that security as long as the rating falls within the categories described above. Where a security (or its issuer) is unrated, the Fund may purchase that security if, in the judgment of the Adviser, it is comparable in quality to securities described above. All of the securities in which the Fund may invest are dollar-denominated and must meet credit standards applied by the Adviser pursuant to procedures established by the Trustees. Should an issue of municipal securities cease to be rated or if its rating is reduced below the minimum required for purchase by a money market fund, the Adviser will dispose of any such security unless the Trustees of the Fund determine that such disposal would not be in the best interests of the Fund.


Investments

The Fund's portfolio consists primarily of obligations issued by municipalities located in New York state and other qualifying issuers (including Puerto Rico, the U.S. Virgin Islands and Guam). It is the opinion of bond counsel, rendered on the date of issuance, that income from these obligations is exempt from regular federal income tax as well as New York state and New York City personal income taxes ("New York municipal securities"). These securities include general obligation and revenue bonds and notes of issuers located in New York and of other qualifying issuers. General obligation bonds and notes are secured by the issuer's pledge of its full faith, credit and taxing power for payment of principal and interest. Revenue bonds and notes are generally paid from the revenues of a particular facility or a specific excise tax or other revenue source.

The Fund may invest in municipal notes, which are generally used to provide short-term capital needs, and have maturities of one year or less. Municipal notes include tax anticipation notes, revenue anticipation notes, bond anticipation notes and construction loan notes. The Fund may also invest in municipal bonds with remaining maturities of 397 calendar days or less.

Ordinarily, the Fund expects that 100% of its portfolio securities will be New York municipal securities. The Fund may also, for temporary defensive purposes, hold cash or invest its assets in short-term taxable securities.

Scudder New York Tax Free Money Fund is concentrated in securities issued by New York governments and related entities. Changes in the financial condition or market assessment of the financial condition of these entities could have a significant adverse impact on the Fund. Consequently, an investment in the Fund may be riskier than an investment in a money market fund that does not concentrate in securities issued by, or within, a single state.

The Fund may invest in stand-by commitments, third party puts, when-issued securities, and enter into repurchase agreements and reverse repurchase agreements, which may involve certain expenses and risks, including credit risks. The Fund may also invest in variable rate demand instruments. These securities and techniques are not expected to comprise a major portion of the Fund's investments. See "Additional information about policies and investments" for more information about certain of these investment techniques.

A portion of the Fund's income may be subject to federal, state and local income taxes.

Scudder New York Tax Free Fund

Investment objective and policies

Scudder New York Tax Free Fund seeks to provide New York taxpayers with income exempt from New York state and New York City personal income taxes and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of investment- grade municipal securities.

The Adviser believes that investment results can be enhanced by active professional management. Professional management distinguishes the Fund from unit investment trusts, which cannot be actively managed.

Quality

Normally, at least 75% of the intermediate- and long-term securities purchased by the Fund will be investment-grade municipal securities which are those rated Aaa, Aa, A or Baa by Moody's or AAA, AA, A or BBB by S&P or Fitch, or unrated securities judged by the Adviser to be of equivalent quality, or securities issued or guaranteed by the U.S. Government. The Fund may also invest up to 25% of its total assets in fixed-income securities rated below investment-grade, that is, rated below Baa by Moody's or below BBB by S&P or Fitch, or in unrated securities of equivalent quality as determined by the Adviser. The Fund may not invest in fixed-income securities rated below B by Moody's, S&P or Fitch, or their equivalent. The Fund expects to invest principally in securities rated A or better by Moody's, S&P or Fitch or unrated securities judged by the Adviser to be of equivalent quality at the time of purchase. Securities in these three rating categories are judged by the Adviser to have an adequate if not strong capacity to repay principal and pay interest.

During the year ended March 31, 1996, the average monthly dollar-weighted market value of the bonds in the Fund's portfolio rated lower than Baa by Moody's or BBB by S&P or Fitch, or their equivalent, was 0%.

High quality bonds, those within the two highest of the quality rating categories, characteristically have a strong capacity to pay interest and repay principal. Medium-grade bonds, those within the next two such categories, are defined as having adequate capacity to pay interest and repay principal. In addition, certain medium-grade bonds are considered to have speculative characteristics. While some lower-grade bonds (so-called "junk bonds") have produced higher yields in the past than investment-grade bonds, they are considered to be predominantly speculative and, therefore, carry greater risk.

The Fund's investments must also meet credit standards applied by the Adviser. Should the rating of a portfolio security be downgraded after being purchased by the Fund, the Adviser will determine whether it is in the best interest of the Fund to retain or dispose of the security.

Investments

The Fund's portfolio consists primarily of obligations issued by municipalities located in New York state and other qualifying issuers (including Puerto Rico, the U.S. Virgin Islands and Guam). It is the opinion of bond counsel, rendered on the date of issuance, that income from these obligations is exempt from regular federal, as well as New York state and New York City personal income tax ("New York municipal securities"). The Fund may invest in municipal bonds, which meet longer-term capital needs and generally have maturities of more than one year when issued. These securities include general obligation and revenue bonds and notes of issuers located in New York and of other qualifying issuers. The Fund may invest in municipal notes, which are generally used to provide short-term capital needs, and have maturities of one year or less. Municipal notes include tax anticipation notes, revenue anticipation notes, bond anticipation notes and construction loan notes. General obligation bonds and notes are secured by the issuer's pledge of its full faith, credit and taxing power for payment of principal and interest. Revenue bonds and notes are generally paid from the revenues of a particular facility or a specific excise tax or other revenue source.

Under normal market conditions, the Fund expects to invest principally in New York municipal securities with long-term maturities (i.e., more than 10 years). The Fund has the flexibility, however, to invest in New York municipal securities with short- and medium-term maturities as well.

The Fund may also invest up to 20% of its total assets in municipal securities the interest income from which is taxable or subject to the alternative minimum tax ("AMT" bonds). Fund distributions from interest on certain municipal securities subject to the alternative minimum tax such as private activity bonds, will be a preference item for purposes of calculating individual and corporate alternative minimum taxes, depending upon investors' particular situations. In addition, state and local taxes may apply, depending upon state and local tax laws.

Ordinarily, the Fund expects that 100% of its portfolio securities will be New York municipal securities. The Fund may also, for temporary defensive purposes, hold cash or invest its assets in taxable securities.

The Fund may invest in stand-by commitments, third party puts, when-issued securities, and enter into repurchase agreements and reverse repurchase agreements, which may involve certain expenses and risks, including credit risks. The Fund may also invest in variable rate demand instruments. These securities and techniques are not expected to comprise a major portion of the Fund's investments. The Fund may also utilize various other strategic transactions. See "Additional information about policies and investments" for more information about these investment techniques.

A portion of the Fund's income may be subject to federal, state and local income taxes.

Additional information about policies and investments


Investment restrictions

Each Fund has adopted certain fundamental policies which may not be changed without a vote of shareholders and which are designed to reduce each Fund's investment risk.


Each Fund may not borrow money except as a temporary measure for extraordinary or emergency purposes or except in connection with reverse repurchase agreements. Scudder New York Tax Free Money Fund may not make loans except through the lending of portfolio securities the purchase of debt obligations or through repurchase agreements. Scudder New York Tax Free Fund may not make loans except through the lending of portfolio securities, the purchase of debt obligations or through repurchase agreements.

Scudder New York Tax Free Money Fund and Scudder New York Tax Free Fund are each a non-diversified fund (except to the extent diversification is required for federal income tax purposes).


Each Fund normally invests at least 80% of its net assets in New York municipal securities. When the Adviser determines that market conditions warrant, each Fund may, for temporary defensive purposes, invest more than 20% of its net assets in taxable securities.

Each Fund may invest more than 25% of its assets in industrial development or other private activity bonds. For purposes of each Fund's investment limitation regarding concentration of investments in any one industry, all such bonds ultimately payable by companies within the same industry will be considered as if they were issued by issuers in same industry.


Scudder New York Tax Free Money Fund may not invest more than 10% of its total assets in restricted securities. Scudder New York Tax Free Fund may not invest more than 10% of its total assets in restricted securities.


In addition, up to 20% of each Fund's net assets may be held in cash or invested in short-term taxable investments, including repurchase agreements, U.S. Government and other money market instruments and in New York municipal securities whose interest income is specifically treated as a tax preference item under the individual alternative minimum tax.

A complete description of these and other policies and restrictions is contained
under   "Investment   Restrictions"   in  the  Funds'  Statement  of  Additional
Information.

Investing in New York

Each Fund is more susceptible to factors adversely affecting issuers of New York municipal securities than are comparable municipal bond funds that do not focus on investments of New York issuers.

Each Fund's ability to achieve its investment objective is dependent upon the ability of the issuers of New York municipal securities to meet their continuing obligations for the payment of principal and interest. New York State and New York City face long-term economic problems that could seriously affect their ability and that of other issuers of New York municipal securities to meet their financial obligations.

Certain substantial issuers of New York municipal securities (including issuers whose obligations may be acquired by the Funds) have experienced serious financial difficulties in recent years. These difficulties have at times jeopardized the credit standing and impaired the borrowing abilities of all New York issuers and have generally contributed to higher interest costs for their borrowings and fewer markets for their outstanding debt obligations. In recent years, several different issues of municipal securities of New York State and its agencies and instrumentalities and of New York City have been downgraded by S&P and Moody's. On the other hand, strong demand for New York municipal securities has at times had the effect of permitting New York municipal securities to be issued with yields relatively lower, and after issuance, to trade in the market at prices relatively higher, than comparably rated municipal obligations issued by other jurisdictions. A recurrence of the financial difficulties previously experienced by certain issuers of New York municipal securities could result in defaults or declines in the market values of those issuers' existing obligations and, possibly, in the obligations of other issuers of New York municipal securities. Although, as of the date of this prospectus, no issuers of New York municipal securities are in default with respect to the payment of their municipal securities, the occurrence of any such default could adversely affect the market values and marketability of all New York municipal securities and, consequently, the net asset value of each Fund's portfolio.

For additional information about the New York economy and other considerations affecting each Fund's investments in New York municipal securities see the Funds' Statement of Additional Information dated August 1, 1996.

When-issued securities

Each Fund may purchase securities on a when-issued or forward delivery basis, for payment and delivery at a later date. The price and yield are generally fixed on the date of commitment to purchase. During the period between purchase and settlement, no interest accrues to the Fund. At the time of settlement, the market value of the security may be more or less than the purchase price.

Repurchase agreements

As a means of earning taxable income for periods as short as overnight, each Fund may enter into repurchase agreements with selected banks and broker/dealers. Under a repurchase agreement, a Fund acquires securities, subject to the seller's agreement to repurchase at a specified time and price. Income from repurchase agreements will be taxable when distributed to shareholders.

Stand-by commitments

To facilitate liquidity, each Fund may enter into "stand-by commitments" permitting them to resell municipal securities to the original seller at a specified price. Stand-by commitments generally involve no cost to the Fund, and any costs would be, in any event, limited to no more than 0.50% of the value of the total assets of the Fund. Any such costs may, however, reduce yield.

Third party puts

Each Fund may purchase long-term fixed-rate bonds that have been coupled with an option granted by a third party financial institution allowing the Fund at specified intervals (not exceeding 397 calendar days in the case of Scudder New York Tax Free Money Fund) to tender (or "put") its bonds to the institution and receive the face value thereof. These third party puts are available in several different forms, may be represented by custodial receipts or trust certificates and may be combined with other features such as interest rate swaps.

Variable rate demand instruments

Each Fund may purchase variable rate demand instruments that are tax-exempt municipal obligations providing for a periodic adjustment in the interest rate paid on the instrument according to changes in interest rates generally. These instruments also permit each Fund to demand payment of the unpaid principal balance plus accrued interest upon a specified number of days' notice to the issuer or its agent.

Municipal lease obligations

Scudder New York Tax Free Fund may invest in municipal lease obligations and participation interests in such obligations. These obligations, which may take the form of a lease, an installment purchase contract or a conditional sales contract, are issued by state and local governments and authorities to acquire land and a wide variety of equipment and facilities. Generally, the Fund will not hold such obligations directly, but will purchase a certificate of participation or other participation interest in a municipal obligation from a bank or other financial intermediary. A participation interest gives the Fund a proportionate interest in the underlying obligation.

Indexed securities

Scudder New York Tax Free Fund may invest in indexed securities, the value of which is linked to currencies, interest rates, commodities, indices or other financial indicators ("reference instruments"). The interest rate or (unlike most fixed-income securities) the principal amount payable at maturity of an indexed security may be increased or decreased, depending on changes in the value of the reference instrument.

Strategic Transactions and derivatives

Scudder New York Tax Free Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates and broad or specific market movements), to manage the effective maturity or duration of the Fund's portfolio, or to enhance potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

In the course of pursuing these investment strategies, Scudder New York Tax Free Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, and enter into various interest rate transactions such as swaps, caps, floors or collars (collectively, all the above are called "Strategic Transactions"). Strategic Transactions may be used without limit to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund's portfolio or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of the Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of Scudder New York Tax Free Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not for speculative purposes. Please refer to "Risk factors--Strategic Transactions" for more information.

(Continued on page 16)


Purchases

 Opening             Minimum initial investment: $1,000; IRAs $500
 an account          Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums.
                     See appropriate plan literature.

                     o  By Mail              Send your completed and signed application and check
 Make checks
 payable to "The                                  by regular mail to:        or            by express, registered,
 Scudder Funds."                                                                           or certified mail to:

                                             The Scudder Funds                        Scudder Shareholder Service
                                             P.O. Box 2291                            Center
                                             Boston, MA                               42 Longwater Drive
                                             02107-2291                               Norwell, MA
                                                                                      02061-1612

                     o  By Wire              Please see Transaction information--Purchasing shares--
                                             By wire for details, including the ABA wire transfer number.
                                             Then call 1-800-225-5163 for instructions.

                     o  In Person            Visit one of our Funds Centers to complete your application with the help of a Scudder representative. Funds Center locations are listed under
                                             Shareholder benefits.
 -----------------------------------------------------------------------------------------------------------------------

 Purchasing          Minimum additional investment: $100; IRAs $50
 additional          Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums.
 shares              See appropriate plan literature.

 Make checks         o  By Mail              Send a check with a Scudder investment slip, or with a letter of
 payable to "The                             instruction including your account number and the
 Scudder Funds."                             complete Fund name, to the appropriate address listed above.

                     o  By Wire              Please see Transaction information--Purchasing shares--
                                             By wire for details, including the ABA wire transfer number.

                     o  In Person            Visit one of our Funds Centers to make an additional
                                             investment in your Scudder fund account. Funds Center locations are listed under Shareholder benefits.

                     o  By Telephone         Please see Transaction information--Purchasing shares-- By
                                             AutoBuy or By telephone order for more details.

                     o  By Automatic         You may arrange to make investments on a regular basis through automatic
                        Investment Plan      deductions from your bank checking account. Please call 1-800-225-5163
                        ($50 minimum)        for more information and an enrollment form.

Exchanges and redemptions

 Exchanging         Minimum investments:         $1,000 to establish a new account;
 shares                                          $100 to exchange among existing accounts

                   o By Telephone     To speak with a service representative, call 1-800-225-5163 from
                                      8 a.m. to 8 p.m. eastern time or to access SAIL(TM), Scudder's Automated
                                      Information Line, call 1-800-343-2890 (24 hours a day).

                   o By Mail          Print or type your instructions and include:
                     or Fax             -   the name of the Fund and the account number you are exchanging from;
                                        -   your name(s) and address as they appear on your account;
                                        -   the dollar amount or number of shares you wish to exchange;
                                        -   the name of the Fund you are exchanging into;
                                        -   your signature(s) as it appears on your account; and
                                        -   a daytime telephone number.

                                      Send your instructions
                                      by regular mail to:      or   by express, registered,   or   by fax to:
                                                                    or certified mail to:

                                      The Scudder Funds             Scudder Shareholder            1-800-821-6234
                                      P.O. Box 2291                 Service Center
                                      Boston, MA 02107-2291         42 Longwater Drive
                                                                    Norwell, MA
                                                                    02061-1612
 -----------------------------------------------------------------------------------------------------------------------
 Redeeming         o By Telephone     To speak with a service representative, call 1-800-225-5163 from
 shares                               8 a.m. to 8 p.m. eastern time or to access SAIL(TM), Scudder's Automated
                                      Information Line, call 1-800-343-2890 (24 hours a day). You may have redemption proceeds sent to your predesignated bank account, or redemption proceeds of up to $50,000 sent to your address of record.

                  o  By "Write        For  Scudder  New York Tax Free Money Fund, you  may redeem shares by writing
                     A-Check"         checks against your account balance as often as you like for at least $100, but not more than $5,000,000.

                   o By Mail          Send your instructions for redemption to the appropriate address or fax number
                     or Fax           above and include:
                                        - the name of the Fund and account number you are redeeming from;
                                        - your name(s) and address as they appear on your account;
                                        - the dollar amount or number of shares you wish to redeem;
                                        - your signature(s) as it appears on your account; and
                                        - a daytime telephone number.

                                      A signature guarantee is required for redemptions over $50,000. See Transaction information--Redeeming shares.
                   o By Automatic  You may arrange to receive automatic cash payments periodically. Call
                     Withdrawal    1-800-225-5163 for more information and an enrollment form.
                     Plan

(Continued from page 13)

Risk factors

The Funds' risks are determined by the nature of the securities held and the portfolio management strategies used by the Adviser. The following are descriptions of certain risks related to the investments and techniques that the Funds may use from time to time.


Non-diversified investment company. As a "non-diversified" investment companies, each Fund may invest a greater proportion of its assets in the securities of a smaller number of issuers than a diversified investment company would. Investment in each Fund may involve greater risk than investment in a diversified fund.


Investing in New York. If either New York or any of its local governmental entities or public instrumentalities were to be unable to meet its financial obligations, the income derived by the Funds, their net asset value or liquidity and the ability to preserve or realize appreciation of each Fund's capital could be adversely affected. Although as of the date of this prospectus, no issuers of New York municipal securities are in default with respect to the payment of their municipal obligations, the occurrence of any such default could adversely affect the market values and marketability of all New York municipal securities and, consequently, the net asset value of each Fund's portfolio. See "Investing in New York" in the Funds' Statement of Additional Information for further details about the risks of investing in New York obligations.

Securities backed by guarantees. The Scudder New York Tax Free Money Fund invests in securities backed by guarantees from banks, insurance companies and other financial institutions. The Fund's ability to maintain a stable share price may depend upon such guarantees, which are not supported by federal deposit insurance. Consequently, changes in the credit quality of these institutions could have an adverse impact on securities they have guaranteed or backed, which could cause losses to the Fund and affect its share price.

Debt securities. Scudder New York Tax Free Fund may invest in securities rated below Baa by Moody's or BBB by S&P or Fitch. Moody's considers bonds it rates Baa to have speculative elements as well as investment-grade characteristics. Securities rated below investment-grade are commonly referred to as "junk bonds" and involve greater price volatility and higher degrees of speculation with respect to the payment of principal and interest than higher quality fixed-income securities. The market prices of such lower-rated debt securities may decline significantly in periods of general economic difficulty. In addition, the trading market for these securities is generally less liquid than for higher-rated securities and the Fund may have difficulty disposing of these securities at the time it wishes to do so. The lack of a liquid secondary market for certain securities may also make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing its portfolio and calculating its net asset value.

Repurchase agreements. If the seller under a repurchase agreement becomes insolvent, the Fund's right to dispose of the securities may be restricted, or the value of the securities may decline before the Fund is able to dispose of them. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the securities under a repurchase agreement, the Fund may encounter delay and incur costs, including a decline in the value of the securities, before being able to sell the securities.

Third party puts. In connection with third party puts, the financial institution granting the option does not provide credit enhancement, and typically if there is a default on or significant downgrading of the bond or a loss of its tax-exempt status, the put option will terminate automatically, the risk to the Fund will be that of holding a long-term bond and, in the case of Scudder New York Tax Free Money Fund, the weighted average maturity of the Fund's portfolio would be adversely affected.

Municipal lease obligations. Municipal lease obligations and participation interests in such obligations frequently have risks distinct from those associated with general obligation or revenue bonds. Municipal lease obligations are not secured by the governmental issuer's credit, and if funds are not appropriated for lease payments, the lease may terminate, with the possibility of default on the lease obligation and significant loss to the Fund. Although "non-appropriation" obligations are secured by the leased property, disposition of that property in the event of foreclosure might prove difficult, time consuming and costly. In addition, the tax treatment of such obligations in the event of non-appropriation is unclear. In evaluating the credit quality of a municipal lease obligation that is unrated, the Adviser will consider a number of factors including the likelihood that the governmental issuer will discontinue appropriating funding for the leased property. For more information please refer to the Funds' Statement of Additional Information.

Indexed securities. Indexed securities may be positively or negatively indexed, so that appreciation of the reference instrument may produce an increase or a decrease in the interest rate or value at maturity of the security. In addition, the change in the interest rate or value at maturity of the security may be some multiple of the change in the value of the reference instrument. Thus, in addition to the credit risk of the security's issuer, the Fund will bear the market risk of the reference instrument.

Strategic Transactions and derivatives. Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the purchase or sale of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures contracts and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium.

Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized. The Strategic Transactions that the Fund may use and some of their risks are described more fully in the Funds' Statement of Additional Information.

Distribution and performance information

Dividends and capital gains distributions

The Funds' dividends from net investment income are declared daily and distributed monthly. The Funds intend to distribute net realized capital gains after utilization of capital loss carryforwards, if any, in November or December to prevent application of federal excise tax, although an additional distribution may be made, if necessary. Any dividends or capital gains distributions declared in October, November or December with a record date in such a month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. According to preference, shareholders may receive distributions in cash or have them reinvested in additional shares of the Funds. Distributions derived from interest on New York municipal securities are not subject to New York state or New York City personal income taxes or to regular federal income taxes, except for the possible applicability of the federal alternative minimum tax. For federal income tax purposes, a portion of each Fund's income may be taxable to shareholders as ordinary income. Long-term capital gain distributions, if any, are taxable as long-term capital gains for federal, New York state and New York City personal income tax purposes, regardless of the length of time shareholders have owned their shares. Short-term capital gains and any other taxable income distributions are taxable as ordinary income. Distributions of tax-exempt income are taken into consideration in computing the portion, if any, of Social Security and railroad retirement benefits subject to federal and, in some cases, state taxes.

Each Fund ordinarily provides income that is 100% free from New York state, New York City and regular federal income taxes. However, income from repurchase agreements and gains from certain Strategic Transactions are taxable. Some of a Fund's interest income may be treated as a tax preference item that may subject an individual investor to liability (or increased liability) under the alternative minimum tax, depending upon an investor's particular situation. However, at least 80% of a Fund's net assets will normally be invested in New York municipal securities whose interest income is not treated as a tax preference item under the individual alternative minimum tax. Tax-exempt income may also subject a corporate investor to liability (or increased liability) under the corporate alternative minimum tax.

Each Fund sends detailed tax information to shareholders about the amount and type of its distributions by January 31 of each year.

Performance information

From time to time, quotations of the Funds' performance may be included in advertisements, sales literature or shareholder reports. All performance figures are historical, show the performance of a hypothetical investment and are not intended to indicate future performance. The "yield" of Scudder New York Tax Free Money Fund refers to income generated by an investment in the Fund over a specified seven-day period. The "SEC yield" of Scudder New York Tax Free Fund is an annualized expression of the net income generated by the Fund over a specified 30-day (one month) period, as a percentage of the Fund's share price on the last day of that period. This yield is calculated according to methods required by the Securities and Exchange Commission (the "SEC"), and therefore may not equate to the level of income paid to shareholders. The "effective yield" of Scudder New York Tax Free Money Fund is expressed similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested and will reflect the effects of compounding. Each Fund's "tax-equivalent yield" is calculated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the combined federal and state after-tax equivalent of the Fund's yield, assuming certain tax brackets for a Fund shareholder. Yields are expressed as annualized percentages. "Total return" is the change in value of an investment in a Fund for a specified period. The "average annual total return" of each Fund is the average annual compound rate of return of an investment in a Fund assuming the investment has been held for one year, five years, ten years and the life of the Fund as of a stated ending date. (If a Fund has not been in operation for at least ten years, the life of the Fund is used where applicable.) "Cumulative total return" represents the cumulative change in value of an investment in each Fund for various periods. All types of total return calculations assume that all dividends and capital gains distributions during the period were reinvested in shares of the Fund. Performance will vary based upon, among other things, changes in market conditions and the level of each Fund's expenses.


Fund organization


Scudder New York Tax Free Money Fund and Scudder New York Tax Free Fund are series of Scudder State Tax Free Trust (the "Trust"), an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Trust was organized as a Massachusetts business trust in May 1983.

Each Fund's activities are supervised by the Trust's Board of Trustees. Shareholders have one vote for each share held on matters on which they are entitled to vote. The Trust is not required to hold and has no current intention of holding annual shareholder meetings, although special meetings may be called for purposes such as electing or removing Trustees, changing fundamental investment policies or approving an investment advisory contract. Shareholders will be assisted in communicating with other shareholders in connection with removing a Trustee as if Section 16(c) of the 1940 Act were applicable.

The prospectuses of both Funds are combined in this prospectus. Each Fund offers only its own shares, yet it is possible that a Fund might become liable for a misstatement or omission in the prospectus of the other Fund. The Trustees of the Funds have considered this and approved the use of a combined prospectus.

Investment adviser

Each Fund retains the investment management firm of Scudder, Stevens & Clark, Inc., a Delaware corporation, to manage its daily investment and business affairs subject to the policies established by the Board of Trustees. The Trustees have overall responsibility for the management of the Funds under Massachusetts law.


For the fiscal year ended March 31, 1997, the Adviser received monthly an investment management fee equal to ____% of Scudder New York Tax Free Fund's average daily net assets. The fee is graduated so that increases in the Fund's net assets may result in a lower fee and decreases in the Fund's net assets may result in a higher fee.


The fee payable under Scudder New York Tax Free Money Fund's Investment Management Agreement is equal to an annual rate of 0.50% of the Fund's average daily net assets. The Adviser has agreed to maintain the annualized expenses of the Fund at not more than 0.60% of the average daily net assets of the Fund until __________, 1998.

For the fiscal year ended March 31, 1997, the Adviser received monthly an investment management fee equal to ____% of Scudder New York Tax Free Money Fund's average daily net assets on an annual basis.


Each Fund's management fee is payable monthly, provided that a Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of a Fund and unpaid.

All of a Fund's expenses are paid out of gross investment income. Shareholders pay no direct charges or fees for investment services.

Scudder, Stevens & Clark, Inc. is located at Two International Place, Boston, Massachusetts.

Transfer agent

Scudder Service Corporation,  P.O. Box 2291, Boston, Massachusetts 02107-2291, a
subsidiary  of  the  Adviser,  is  the  transfer,   shareholder   servicing  and
dividend-paying agent for the Funds.

Underwriter

Scudder Investor Services, Inc., a subsidiary of the Adviser, is the Funds' principal underwriter. Scudder Investor Services, Inc. confirms, as agent, all purchases of shares of each Fund. Scudder Investor Relations is a telephone information service provided by Scudder Investor Services, Inc.

Fund accounting agent

Scudder Fund Accounting Corporation, a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the general accounting records of the Funds.

Custodian

State Street Bank and Trust Company is the Funds' custodian.

Transaction information

Purchasing shares

Purchases are executed at the next calculated net asset value per share after the Funds' transfer agent receives the purchase request in good order. Purchases are made in full and fractional shares. (See "Share price.").

By check. If you purchase shares with a check that does not clear, your purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. Checks must be drawn on or payable through a U.S. bank. If you purchase shares by check and redeem them within seven business days of purchase, the Fund may hold redemption proceeds until the purchase check has cleared. If you purchase shares by federal funds wire, you may avoid this delay. Redemption requests by telephone or by "Write-A-Check," in the case of Scudder New York Tax Free Money Fund, prior to the expiration of the seven-day period will not be accepted.

By wire. To open a new account by wire, first call Scudder at 1-800-225-5163 to obtain an account number. A representative will instruct you to send a completed, signed application to the transfer agent. Accounts cannot be opened without a completed, signed application and a Scudder fund account number. Contact your bank to arrange a wire transfer to:

        The Scudder Funds
        State Street Bank and Trust Company
        Boston, MA 02101
        ABA Number 011000028
        DDA Account 9903-5552

Your wire instructions must also include:

--   the name of the fund in which the money is to be invested,
--   the  account  number  of  the  fund,  and
--   the name(s) of the account holder(s).

The account will be established once the application and money order are received in good order.

You may also make additional investments of $100 or more to your existing account by wire.

By exchange. Your new account will have the same registration and address as your existing account.

The  exchange  requirements  for  corporations,  other  organizations,   trusts,
fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. Please call 1-800-225-5163 for more information, including information about the transfer of special account features.

You can also make exchanges among your Scudder fund accounts on SAIL, the Scudder Automated Information Line, by calling 1-800-343-2890.

By telephone order. To a limited extent, certain financial institutions may place orders to purchase shares of Scudder New York Tax Free Fund unaccompanied by payment prior to the close of regular trading on the New York Stock Exchange (the "Exchange"), normally 4:00 p.m. eastern time, and receive that day's price. Please call 1-800-854-8525 for more information, including the dividend treatment and method and manner of payment for Fund shares.

By "AutoBuy." If you elected "AutoBuy" for your account, you can call toll-free to purchase shares. The money will be automatically transferred from your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "AutoBuy," call 1-800-225-5163 for more information.

To purchase additional shares, call 1-800-225-5163. Purchases must be for at least $250 but not more than $250,000. Proceeds in the amount of your purchase will be transferred from your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. "AutoBuy" requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day.

If you purchase shares by "AutoBuy" and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account, the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. "AutoBuy" transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

Redeeming shares

Each Fund allows you to redeem shares (i.e., sell them back to the Fund) without redemption fees.

By telephone. This is the quickest and easiest way to sell Fund shares. If you elected telephone redemption to your bank on your application, you can call to request that federal funds be sent to your authorized bank account. If you did not elect telephone redemption to your bank on your application, call 1-800-225-5163 for more information.

Redemption proceeds will be wired to your bank unless otherwise requested. If your bank cannot receive federal reserve wires, redemption proceeds will be mailed to your bank. There will be a $5 charge for all wire redemptions.

You can also make redemptions from your Scudder fund account on SAIL, by calling 1-800-343-2890.

If you open an account by wire, you cannot redeem shares by telephone until the Funds' transfer agent has received your completed and signed application.

In the event that you are unable to reach a Fund by telephone, you should write to the Fund; see "How to contact Scudder" for the address.

By "AutoSell." If you elected "AutoSell" for your account, you can call toll-free to redeem shares. The money will be automatically transferred to your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "AutoSell," call 1-800-225-5163 for more information.

To redeem shares, call 1-800-225-5163. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. "AutoSell" requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day.

"AutoSell" transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

Signature guarantees. For your protection and to prevent fraudulent redemptions, on written redemption requests in excess of $50,000 we require an original signature and an original signature guarantee for each person in whose name the account is registered. (The Fund reserves the right, however, to require a signature guarantee for all redemptions.) You can obtain a signature guarantee from most banks, credit unions or savings associations, or from broker/dealers, municipal securities broker/dealers, government securities broker/dealers, national securities exchanges, registered securities associations or clearing agencies deemed eligible by the Securities and Exchange Commission. Signature guarantees by notaries public are not acceptable. Redemption requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. For more information, please call 1-800-225-5163.

By "Write-A-Check." You may redeem shares of Scudder New York Tax Free Money Fund by writing checks against your account balance for at least $100. Your Fund investments will continue to earn dividends until your check is presented to the Fund for payment.

Checks will be returned by the Funds' transfer agent if there are insufficient shares to meet the withdrawal amount. You should not attempt to close an account by check, because the exact balance at the time the check clears will not be known when the check is written.

Telephone transactions

Shareholders automatically receive the ability to exchange by telephone and the right to redeem by telephone up to $50,000 to their address of record. Shareholders also may, by telephone, request that redemption proceeds be sent to a predesignated bank account. Each Fund uses procedures designed to give reasonable assurance that telephone instructions are genuine, including recording telephone calls, testing a caller's identity and sending written confirmation of telephone transactions. If a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. Each Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Share price

Purchases and redemptions, including exchanges, are made at net asset value. Scudder Fund Accounting Corporation determines net asset value per share for Scudder New York Tax Free Money Fund as of twelve o'clock noon and as of the close of regular trading on the New York Stock Exchange (the "Exchange"), normally 4 p.m. eastern time, on each day the Exchange is open for trading. For

Scudder New York Tax Free Fund, Scudder Fund Accounting Corporation determines net asset value per share once a day as of the close of regular trading on the Exchange. Net asset value per share is calculated by dividing the value of total Fund assets, less all liabilities, by the total number of shares outstanding. In calculating the net asset value per share, Scudder New York Tax Free Fund uses the current market value of the securities, and Scudder New York Tax Free Money Fund uses the amortized cost value.

Processing time

All purchase and redemption requests must be received in good order by the Funds' transfer agent. For Scudder New York Tax Free Money Fund, purchases made by wire and received by the Funds' transfer agent before noon on any business day are executed at noon on that day and begin earning income the same day. Those made by wire between noon and the close of regular trading on the Exchange on any business day are executed at the close of trading the same day and begin earning income the next business day. Purchases made by check are executed on the day the check is received in good order by the Funds' transfer agent in Boston and begin earning income on the next business day. Redemption requests received in good order by the Funds' transfer agent between noon and the close of regular trading on the Exchange are executed at the net asset value calculated at the close of regular trading on that day and will earn a dividend on the redeemed shares that day. If a redemption request for Scudder New York Tax Free Money Fund is received by noon, proceeds will normally be wired that day, if requested by the shareholder, but no dividend will be earned on the redeemed shares on that day.

For Scudder New York Tax Free Fund, those requests received by the close of regular trading on the Exchange are executed at the net asset value per share calculated at the close of trading that day. Purchase and redemption requests received after the close of regular trading on the Exchange will be executed the following business day. Purchases made by federal funds wire before noon eastern time will begin earning income that day; all other purchases received before the close of regular trading on the Exchange will begin earning income the next business day. Redeemed shares will earn income on the day on which the redemption request is executed.

If you wish to make a purchase of $500,000 or more you should notify Scudder Investor Relations by calling 1-800-225-5163.

Each Fund will normally send redemption proceeds within one business day following the redemption request, but may take up to seven business days (or longer in the case of shares recently purchased by check).

Purchase restrictions

Purchases and sales of shares of Scudder New York Tax Free Fund should be made for long-term investment purposes only. The Fund and Scudder Investor Services, Inc. each reserve the right to restrict purchases of Fund shares (including exchanges) for any reason including when a pattern of frequent purchases and sales made in response to short-term fluctuations in the Fund's share price appears evident.

Tax information

A redemption of shares of Scudder New York Tax Free Fund, including an exchange into another Scudder fund, is a sale of shares and may result in a gain or loss for income tax purposes (although no gain or loss will be realized in the case of a redemption or exchange of shares of Scudder New York Tax Free Money Fund if it maintains a constant net asset value per share).

Tax identification number

Be sure to complete the Tax Identification Number section of the Fund's application when you open an account. Federal tax law requires a Fund to withhold 31% of taxable dividends, capital gains distributions and redemption and exchange proceeds from accounts (other than those of certain exempt payees) without a certified Social Security or tax identification number and certain other certified information or upon notification from the IRS or a broker that withholding is required. Each Fund reserves the right to reject new account applications without a certified Social Security or tax identification number. Each Fund also reserves the right, following 30 days' notice, to redeem all shares in accounts without a certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing the Fund with a tax identification number during the 30-day notice period.

Minimum balances

Shareholders should maintain a share balance worth at least $1,000, which amount may be changed by the Board of Trustees. Each Fund reserves the right, following 60 days' written notice to shareholders, to redeem all shares in sub-minimum accounts, including accounts of new investors, where a reduction in value has occurred due to a redemption or exchange out of the account. Reductions in value that result solely from market activity will not trigger an involuntary redemption. Each Fund will mail the proceeds of the redeemed account to the shareholder. The shareholder may restore the share balance to $1,000 or more during the 60-day notice period and must maintain it at no lower than that minimum to avoid involuntary redemption.

Third party transactions

If purchases and redemptions of a Fund's shares are arranged and settlement is made at an investor's election through a member of the National Association of Securities Dealers, Inc., other than Scudder Investor Services, Inc., that member may, at its discretion, charge a fee for that service.

Shareholder benefits

Experienced professional management

Scudder, Stevens & Clark, Inc., one of the nation's most experienced investment management firms, actively manages your Scudder fund investment. Professional management is an important advantage for investors who do not have the time or expertise to invest directly in individual securities.

A team approach to investing

Scudder New York Tax Free Money Fund and Scudder New York Tax Free Fund are each managed by a team of Scudder investment professionals who each play an important role in the Funds' management process. Team members work together to develop investment strategies and select securities for the Funds' portfolios. They are supported by Scudder's large staff of economists, research analysts, traders and other investment specialists. We believe our team approach benefits the Funds' investors by bringing together many disciplines and leveraging Scudder's extensive resources.

Rebecca Wilson is Lead Portfolio Manager for Scudder New York Tax Free Money Fund and contributes nine years of experience in municipal investing and research. Ms. Wilson assumed responsibility for the Fund in 1987 after joining Scudder in 1986. K. Sue Cote, Portfolio Manager, joined the Fund's team in 1987 and has spent 12 years working with short-term fixed-income investments.

Scudder New York Tax Free Fund's Lead Portfolio Manager, Jeremy L. Ragus, has had responsibility for the Fund's day-to-day operations since he joined Scudder in 1990. Mr. Ragus has 15 years of experience in municipal investing. Donald C. Carleton, Portfolio Manager, has over 25 years of investment management experience and has worked on the Fund's team since he arrived at Scudder in 1983.

SAIL(TM)--Scudder Automated Information Line

For personalized account information including fund prices, yields and account balances, to perform transactions in existing Scudder fund accounts, or to obtain information on any Scudder fund, shareholders can call Scudder's Automated Information Line (SAIL) at 1-800-343-2890, 24 hours a day. During periods of extreme economic or market changes, or other conditions, it may be difficult for you to effect telephone transactions in your account. In such an event you should write to the Fund; please see "How to contact Scudder" for the address.

Investment flexibility

Scudder offers toll-free telephone exchange between funds at current net asset value. You can move your investments among money market, income, growth, tax-free and growth and income funds with a simple toll-free call or, if you prefer, by sending your instructions through the mail or by fax. Telephone and fax redemptions and exchanges are subject to termination and their terms are subject to change at any time by the Fund or the transfer agent. In some cases, the transfer agent or Scudder Investor Services, Inc. may impose additional conditions on telephone transactions.

Personal Counse(SM) -- A Managed Fund Portfolio Program

If you would like to receive direct guidance and management of your overall mutual fund portfolio to help you pursue your investment goals, you may be interested in Personal Counsel from Scudder. Personal Counsel, a program of Scudder Investor Services, Inc., a registered investment adviser and a subsidiary of Scudder, Stevens & Clark, Inc., combines the benefits of a customized portfolio of pure no-load Scudder Funds with ongoing portfolio monitoring and individualized service, for an annual fee of generally 1% or less of assets (with a $1,000 minimum). In addition, it draws upon Scudder's more than 75-year heritage of providing investment counsel to large corporate and private clients. If you have $100,000 or more to invest initially and would like more information about Personal Counsel, please call 1-800-700-0183.

Dividend reinvestment plan

You may have dividends and distributions automatically reinvested in additional Fund shares. Please call 1-800-225-5163 to request this feature.

Shareholder statements

You receive a detailed account statement every time you purchase or redeem shares. All of your statements should be retained to help you keep track of account activity and the cost of shares for tax purposes.

Shareholder reports

In addition to account statements, you receive periodic shareholder reports highlighting relevant information, including investment results and a review of portfolio changes.

To reduce the volume of mail you receive, only one copy of most Fund reports, such as the Fund's Annual Report, may be mailed to your household (same surname, same address). Please call 1-800-225-5163 if you wish to receive additional shareholder reports.

Newsletters

Four times a year, Scudder sends you Perspectives, an informative newsletter covering economic and investment developments, service enhancements and other topics of interest to Scudder fund investors.

Scudder Funds Centers

As a convenience to shareholders who like to conduct business in person, Scudder Investor Services, Inc. maintains Funds Centers in Boca Raton, Boston, Chicago, New York and San Francisco.

T.D.D. service for the hearing impaired

Scudder's full range of investor information and shareholder services is available to hearing impaired investors through a toll-free T.D.D. (Telephone Device for the Deaf) service. If you have access to a T.D.D., call 1-800-543-7916 for investment information or specific account questions and transactions.

Scudder tax-advantaged retirement plans


Scudder offers a variety of tax-advantaged retirement plans for individuals, businesses and non-profit organizations. These flexible plans are designed for use with the Scudder Family of Funds (except Scudder tax-free funds, which are inappropriate for such plans). Scudder Funds offer a broad range of investment objectives and can be used to seek almost any investment goal. Using Scudder's retirement plans can help shareholders save on current taxes while building their retirement savings.

     o    Scudder No-Fee IRA
     o    401(k) Plans
     o    Profit Sharing and Money Purchase Pension Plans (Keogh Plans)
     o    403(b) Plans
     o    SEP-IRA
     o    Scudder Horizon Plan (a variable annuity)

Scudder Trust Company (an affiliate of the Adviser) is Trustee or Custodian for some of these plans and is paid an annual fee for some of the above retirement plans. For information about establishing a Scudder No-Fee IRA, SEP-IRA, Profit Sharing Plan, Money Purchase Pension Plan or a Scudder Horizon Plan, please call 1-800-225-2470. For information about 401(k)s or 403(b)s please call 1-800-323-6105. To effect transactions in existing IRA, SEP-IRA, Profit Sharing or Pension Plan accounts, call 1-800-225-5163.

The variable annuity contract is provided by Charter National Life Insurance Company (in New York State, Intramerica Life Insurance Company [S 1802]). The contract is offered by Scudder Insurance Agency, Inc. (in New York State, Nevada and Montana, Scudder Insurance Agency of New York, Inc.). CNL, Inc. is the Principal Underwriter. Scudder Horizon Plan is not available in all states.


Trustees and Officers

David S. Lee*
    President and Trustee

Henry P. Becton, Jr.
    Trustee; President and General Manager, WGBH Educational Foundation

E. Michael Brown*
    Trustee

Dawn-Marie Driscoll
    Trustee; Executive Fellow, Center for Business Ethics; President, Driscoll Associates

Peter B. Freeman
    Trustee; Corporate Director and Trustee

Dudley H. Ladd*
    Trustee

Wesley W. Marple, Jr.
    Trustee; Professor of Business Administration, Northeastern University College of Business Administration

Daniel Pierce*
    Trustee

Jean C. Tempel
    Trustee; General Partner, TL Ventures

Donald C. Carleton*
    Vice President

Philip G. Condon*
    Vice President

Jerard K. Hartman*
    Vice President

Thomas W. Joseph*
    Vice President

Jeremy L. Ragus*
    Vice President

Rebecca Wilson*
    Vice President

Thomas F. McDonough*
    Vice President and Secretary

Pamela A. McGrath*
    Vice President and Treasurer

Edward J. O'Connell*
    Vice President and Assistant Treasurer

* Scudder, Stevens & Clark, Inc.

Investment products and services

The Scudder Family of Funds+++

Money Market

  Scudder U.S. Treasury Money Fund
  Scudder Cash Investment Trust

Tax Free Money Market+

  Scudder Tax Free Money Fund
  Scudder California Tax Free Money Fund*
  Scudder New York Tax Free Money Fund*

Tax Free+

  Scudder Limited Term Tax Free Fund
  Scudder Medium Term Tax Free Fund
  Scudder Managed Municipal Bonds
  Scudder High Yield Tax Free Fund
  Scudder California Tax Free Fund*
  Scudder Massachusetts Limited Term Tax Free Fund*
  Scudder Massachusetts Tax Free Fund*
  Scudder New York Tax Free Fund*
  Scudder Ohio Tax Free Fund*
  Scudder Pennsylvania Tax Free Fund*

U.S. Income

  Scudder Short Term Bond Fund
  Scudder Zero Coupon 2000 Fund
  Scudder GNMA Fund
  Scudder Income Fund
  Scudder High Yield Bond Fund

Global Income

  Scudder Global Bond Fund
  Scudder International Bond Fund
  Scudder Emerging Markets Income Fund

Asset Allocation

  Scudder Pathway Conservative Portfolio
  Scudder Pathway Balanced Portfolio
  Scudder Pathway Growth Portfolio
  Scudder Pathway International Portfolio

U.S. Growth and Income

  Scudder Balanced Fund
  Scudder Growth and Income Fund

U.S. Growth

  Value

    Scudder Large Company Value  Fund
    Scudder Value Fund
    Scudder Small Company Value Fund
    Scudder Micro Cap Fund

  Growth

    Scudder Classic Growth Fund
    Scudder Large Company Growth Fund
    Scudder Development Fund
    Scudder 21st Century Growth Fund

Global Growth

  Worldwide

    Scudder Global Fund
    Scudder International Fund
    Scudder Global Discovery Fund
    Scudder Emerging Markets Growth Fund
    Scudder Gold Fund

  Regional

    Scudder Greater Europe Growth Fund
    Scudder Pacific Opportunities Fund
    Scudder Latin America Fund
    The Japan Fund


Retirement Programs


  IRA
  SEP IRA
  Keogh Plan
  401(k), 403(b) Plans
  Scudder Horizon Plan *+++ +++ (a variable annuity)


Closed-End Funds#

  The Argentina Fund, Inc.
  The Brazil Fund, Inc.
  The First Iberian Fund, Inc.
  The Korea Fund, Inc.
  The Latin America Dollar Income Fund, Inc.
  Montgomery Street Income Securities, Inc.
  Scudder New Asia Fund, Inc.
  Scudder New Europe Fund, Inc.
  Scudder World Income  Opportunities Fund, Inc.




For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +++Funds within categories are listed in order from expected least risk to most risk. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *Not available in all states. +++ +++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder, Stevens & Clark, Inc., are traded on various stock exchanges.

How to contact Scudder

Account Service and Information:

    For existing account service and transactions
             Scudder Investor Relations -- 1-800-225-5163

    For 24 hour account information, fund information, exchanges, and an overview of all the services available to you
             Scudder Electronic Account Services -- http://funds.scudder.com

    For personalized information about your Scudder accounts, exchanges and redemptions
             Scudder Automated Information Line (SAIL) -- 1-800-343-2890

Investment Information:

    For information about the Scudder funds, including additional applications and prospectuses, or for answers to investment questions

             Scudder Investor Relations -- 1-800-225-2470
                                           Investor.Relations@scudder.com

             Scudder's World Wide Web Site -- http://funds.scudder.com

    For establishing 401(k) and 403(b) plans
             Scudder Defined Contribution Services -- 1-800-323-6105

Scudder Brokerage Services:
    To receive information about this discount brokerage service and to obtain an application
             Scudder Brokerage Services* -- 1-800-700-0820

Personal Counsel(SM) -- A Managed Fund Portfolio Program:
    To receive information about this mutual fund portfolio guidance and management program
             Personal Counsel from Scudder --  1-800-700-0183

Please address all correspondence to:

      The Scudder Funds
      P.O. Box 2291
      Boston, Massachusetts
      02107-2291

Or Stop by a Scudder Funds Center:
     Many shareholders enjoy the personal, one-on-one service of the Scudder Funds Centers. Check for a Funds Center near you--they can be found in the following cities:

               Boca Raton       Chicago           San Francisco
               Boston           New York

Scudder Investor Relations and Scudder Funds Centers are services provided through Scudder Investor Services, Inc., Distributor.

*    Scudder  Brokerage  Services,   Inc.,  42  Longwater  Drive,   Norwell,  MA
     02061--Member NASD/SIPC.

This prospectus sets forth concisely the information about Scudder Ohio Tax
Free Fund, a series of Scudder State Tax Free Trust, an open-end management investment company, that a prospective investor should know before investing. Please retain it for future reference.


If you require more detailed information, a Statement of Additional Information dated August 1, 1997, as amended from time to time, may be obtained without charge by writing Scudder Investor Services, Inc., Two International Place, Boston, MA 02110-4103 or calling 1-800-225-2470. The Statement, which is incorporated by reference into this prospectus, has been filed with the Securities and Exchange Commission.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Contents--see page 4.


Scudder
Ohio
Tax Free Fund



Prospectus
August 1, 1997










A pure no-load(TM) (no sales charges) mutual fund series which seeks to provide double tax-free income, exempt from both Ohio personal income tax and regular federal income tax.

  Expense information



 How to compare a Scudder pure no-load(TM) fund

 This information is designed to help you understand the various costs and expenses of investing in Scudder Ohio Tax Free Fund (the "Fund"). By reviewing this table and those in other mutual funds' prospectuses, you can compare the Fund's fees and expenses with those of other funds. With Scudder's pure no-load(TM) funds, you pay no commissions to purchase or redeem shares, or to exchange from one fund to another. As a result, all of your investment goes to work for you.

1) Shareholder transaction expenses: Expenses charged directly to your individual account in the Fund for various transactions.

     Sales commissions to purchase shares (sales load)             NONE
     Commissions to reinvest dividends                             NONE
     Redemption fees                                               NONE*
     Fees to exchange shares                                       NONE

2) Annual Fund operating expenses: Expenses paid by the Fund before it distributes its net investment income, expressed as a percentage of the Fund's average daily net assets for the fiscal year ended March 31, 1997.

     Investment management fee (after waiver)                       ____%**
     12b-1 fees                                                      NONE
     Other expenses                                                 ____%**
                                                                    ----

     Total Fund operating expenses                                  ____%**
                                                                    ====

 Example

 Based on the level of total Fund operating expenses listed above, the total expenses relating to a $1,000 investment, assuming a 5% annual return and redemption at the end of each period, are listed below. Investors do not pay these expenses directly; they are paid by the Fund before it distributes its net investment income to shareholders. (As noted above, the Fund has no redemption fees of any kind.)

       1 Year           3 Years          5 Years          10 Years
       ------           -------          -------          --------

         $5               $16              $28              $63

 See "Fund organization--Investment adviser" for further information about the investment management fee. This example assumes reinvestment of all dividends and distributions and that the percentage amounts listed under "Annual Fund operating expenses" remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual Fund expenses and return vary from year to year and may be higher or lower than those shown.

 * You may redeem by writing or calling the Fund. If you wish to receive your redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "Transaction information--Redeeming shares."

 ** Until _______, 1998, the Adviser has agreed to waive a portion of its fee to the extent necessary so that the total annualized expenses of the Fund do not exceed 0.50% of average daily net assets. If the Adviser had not done so, Fund expenses would have been: investment management fee ____%, other expenses ___% and total operating expenses ____% for the fiscal year ended March 31, 1997. To the extent that expenses fall below 0.50% during the fiscal year, the Adviser reserves the right to recoup, during the fiscal year incurred, amounts reimbursed or waived during the period, but only to the extent that the Fund's expenses do not exceed 0.50%.

  Financial highlights




  The following table includes selected data for a share outstanding throughout each period and other performance information derived from the audited financial statements. If you would like more detailed information concerning the Fund's performance, a complete portfolio listing and audited financial statements are available in the Fund's Annual Report dated March 31, 1997 and may be obtained without charge by writing or calling Scudder Investor Services, Inc.

                                                                                                                     For the Period
                                                                                                                      May 28, 1987
                                                                                                                    (commencement of
                                                                                                                     operations) to
                                                       Years Ended March 31,                                            March 31,
                               1997      1996      1995      1994      1993      1992      1991      1990      1989       1988
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning    ---------------------------------------------------------------------------------------------------
   of period ...............  $ 12.95   $ 12.77   $ 12.68   $ 13.13   $ 12.47   $ 12.14   $ 11.97   $ 11.94   $ 11.65   $ 12.00
                              ---------------------------------------------------------------------------------------------------
Income from investment
   operations:
Net investment income ......      .68       .69       .70       .70       .72       .75       .78       .82       .79       .66
Net realized and unrealized
   gain (loss) on
   investments .............      .03       .30       .13      (.35)      .85       .36       .23       .10       .36      (.40)
Total from investment         ---------------------------------------------------------------------------------------------------
   operations ..............      .71       .99       .83       .35      1.57      1.11      1.01       .92      1.15       .26
                              ---------------------------------------------------------------------------------------------------
Less distributions from:
Net investment income ......     (.68)     (.69)     (.70)     (.70)     (.72)     (.75)     (.78)     (.82)     (.84)     (.61)
Net realized gains on
   investment transactions .     (.04)     (.12)       --      (.08)     (.19)     (.03)     (.06)     (.07)     (.02)       --
In excess of net realized
   gains ...................       --        --      (.04)     (.02)       --        --        --        --        --        --
                              ---------------------------------------------------------------------------------------------------
Total distributions ........     (.72)     (.81)     (.74)     (.80)     (.91)     (.78)     (.84)     (.89)     (.86)     (.61)
                              ---------------------------------------------------------------------------------------------------
Net asset value, end of       ---------------------------------------------------------------------------------------------------
   period ..................  $ 12.94   $ 12.95   $ 12.77   $ 12.68   $ 13.13   $ 12.47   $ 12.14   $ 11.97   $ 11.94   $ 11.65
                              ---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Total Return (%) (a) .......     5.58      7.85      6.82      2.48     13.04      9.33      8.75      7.80     10.83      2.30**
Ratios and Supplemental
   Data
Net assets, end of period
   ($ millions) ............       84        84        78        80        69        51        37        25        12         6
Ratio of operating expenses,
   net to average daily net
   assets (%) (a) ..........      .50       .50       .50       .50       .50       .50       .50       .50       .50       .50*
Ratio of operating
   expenses before expense
   reductions, to average
   daily net assets (%) ....      .88       .89       .91       .90       .95      1.03      1.21      1.62      2.14      4.51*
Ratio of net investment
   income to average daily
   net assets (%) ..........     5.23      5.30      5.59      5.23      5.61      6.05      6.50      6.74      7.13      7.17*
Portfolio turnover rate (%)      9.66      19.6      19.9      12.2      34.7      13.2      22.6      15.9      35.7     105.5*

 (a) Total returns are higher due to maintenance of the Fund's expenses.
 *   Annualized
 **  Not annualized

  A message from Scudder's chairman


Scudder, Stevens & Clark, Inc., investment adviser to the Scudder Family of Funds, was founded in 1919. We offered America's first no-load mutual fund in 1928. Today, we manage in excess of $115 billion for many private accounts and over 50 mutual fund portfolios. We manage the mutual funds in a special program for the American Association of Retired Persons, as well as the fund options available through Scudder Horizon Plan, a tax-advantaged variable annuity. We also advise The Japan Fund and nine closed-end funds that invest in countries around the world.


The Scudder Family of Funds is designed to make investing easy and less costly. It includes money market, tax free, income and growth funds as well as IRAs, 401(k)s, Keoghs and other retirement plans.

Services available to all shareholders include toll-free access to the professional service representatives of Scudder Investor Relations, easy exchange among funds, shareholder reports, informative newsletters and the walk-in convenience of Scudder Funds Centers.

All Scudder mutual funds are pure no-load(TM). This means you pay no commissions to purchase or redeem your shares or to exchange from one fund to another. There are no "12b-1" fees either, which many other funds now charge to support their marketing efforts. All of your investment goes to work for you. We look forward to welcoming you as a shareholder.

/s/Daniel Pierce


  Scudder Ohio Tax Free Fund


   Investment objective

 - income exempt from Ohio personal income tax and regular federal income tax

   Investment characteristics

 - primarily long-term investment-grade municipal securities tax-exempt in Ohio

 - active professional management

 - dividends declared daily and paid monthly


  Contents

Investment objective and policies                      5
Tax-exempt vs. taxable income                          6
Why invest in the Fund?                                7
Additional information about policies
   and investments                                     8
Purchases                                             12
Exchanges and redemptions                             13
Distribution and performance information              15
Fund organization                                     16
Transaction information                               17
Shareholder benefits                                  20
Trustees and Officers                                 23
Investment products and services                      24
How to contact Scudder                                25

  Investment objective and policies

Scudder Ohio Tax Free Fund (the "Fund"), a non-diversified series of Scudder State Tax Free Trust, seeks to provide Ohio taxpayers with income exempt from both Ohio personal income tax and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of investment-grade municipal securities.

The Fund's investment adviser, Scudder, Stevens & Clark, Inc. (the "Adviser"), believes that investment results can be enhanced by active professional management. Professional management distinguishes the Fund from unit investment trusts, which cannot be actively managed.

Except as otherwise indicated, the Fund's investment objective and policies are not fundamental and may be changed without a shareholder vote. Shareholders will receive written notice of any changes in the Fund's objective. If there is a change in investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. There can be no assurance that the Fund's objective will be met.

Quality

Normally, at least 75% of the intermediate- and long-term securities purchased by the Fund will be investment-grade municipal securities which are those rated Aaa, Aa, A, or Baa by Moody's Investors Service, Inc. ("Moody's") or AAA, AA, A, or BBB by Standard & Poor's ("S&P") or Fitch Investors Service, Inc. ("Fitch"), or unrated securities judged by the Adviser to be of equivalent quality, or securities issued or guaranteed by the U.S. Government. The Fund may also invest up to 25% of its total assets in fixed-income securities rated below investment-grade, that is, rated below Baa by Moody's or below BBB by S&P or Fitch, or in unrated securities of equivalent quality as determined by the Adviser. The Fund may not invest in fixed-income securities rated below B by Moody's, S&P or Fitch, or their equivalent.

The Fund expects to invest principally in securities rated A or better by Moody's, S&P or Fitch or unrated securities judged by the Adviser to be of equivalent quality at the time of purchase. Securities in these three rating categories are judged by the Adviser to have an adequate if not strong capacity to repay principal and pay interest.

During the year ended March 31, 1996, the average monthly dollar-weighted market value of the bonds in the Fund's portfolio rated lower than Baa by Moody's or BBB by S&P or Fitch, or their equivalent was 1.5%.

High quality bonds, those within the two highest of the quality rating categories, characteristically have a strong capacity to pay interest and repay principal. Medium-grade bonds, those within the next two such categories, are defined as having adequate capacity to pay interest and repay principal. In addition, certain medium-grade bonds are considered to have speculative characteristics. While some lower-grade bonds (so-called "junk bonds") have produced higher yields in the past than investment-grade bonds, they are considered to be predominantly speculative and, therefore, carry greater risk.

The Fund's investments must also meet credit standards applied by the Adviser. Should the rating of a portfolio security be downgraded after being purchased by the Fund, the Adviser will determine whether it is in the best interest of the Fund to retain or dispose of the security.

Investments

The Fund invests in municipal securities of issuers located in Ohio and other qualifying issuers (including Puerto Rico, the U.S. Virgin Islands and Guam). It is the opinion of bond counsel, rendered on the date of issuance, that

  Tax-exempt vs. taxable income
 -------------------------------------------------------------------------------
 Tax Free Yields and Corresponding Taxable Equivalents. The table below shows Ohio taxpayers what an investor would have to earn from a comparable taxable investment to equal Scudder Ohio Tax Free Fund's double tax-free yield.

 Today many investors may find that federal tax and Ohio personal income tax rates make Scudder Ohio Tax Free Fund an attractive alternative to investments paying taxable income.


 (TABLE TO BE UPDATED)


                                                                   TO EQUAL HYPOTHETICAL TAX-FREE YIELDS
                                                                   OF 5%, 7% AND 9%, A TAXABLE INVESTMENT
                                                                              WOULD HAVE TO EARN*:
                                          COMBINED
      1996 TAXABLE INCOME:            MARGINAL TAX RATE:              5%                 7%                9%
                       INDIVIDUAL
         ---------------------------------------------
         $        0-24,000                  18.79%                   6.16%             8.62%             11.08%
             24,001-40,000                   31.21                    7.27             10.18              13.08
             40,001-58,150                   31.74                    7.33             10.26              13.19
             58,151-80,000                   34.59                    7.64             10.70              13.76
            80,001-100,000                   35.10                    7.70             10.79              13.87
           100,001-121,300                   35.76                    7.78             10.90              14.01
           121,301-200,000                   40.42                    8.39             11.75              15.11
           200,001-263,750                   40.80                    8.45             11.82              15.20
             OVER $263,750                   44.13                    8.95             12.53              16.11

                     JOINT RETURN
         ---------------------------------------------
         $        0-40,000                  18.79%                   6.16%             8.62%             11.08%
             40,001-40,100                   19.42                    6.20              8.69              11.17
             40,101-80,000                   31.74                    7.33             10.25              13.18
             80,001-96,900                   32.28                    7.38             10.34              13.29
            96,901-100,000                   35.10                    7.70             10.79              13.87
           100,001-147,700                   35.76                    7.78             10.90              14.01
           147,701-200,000                   40.42                    8.39             11.75              15.11
           200,001-263,750                   40.80                    8.45             11.82              15.20
             OVER $263,750                   44.13                    8.95             12.53              16.11

 * These illustrations assume a marginal federal income tax rate of 28% to 39.6% and that the federal alternative minimum tax is not applicable. Upper income individuals may be subject to an effective federal income tax rate in excess of the applicable marginal rate as a result of the phase-out of personal exemptions and itemized deductions made permanent by the Revenue Reconciliation Act of 1993. Individuals subject to these phase-out provisions would have to invest in taxable securities with a yield in excess of those shown on the table in order to achieve an after-tax yield equivalent to the yield on a comparable tax-exempt security.
 -------------------------------------------------------------------------------
income from these obligations is exempt from both Ohio personal income tax and regular federal income tax ("Ohio municipal securities"). These securities include municipal bonds, which meet longer-term capital needs and generally have maturities of more than one year when issued. Municipal bonds include general obligation bonds, which are secured by the issuer's pledge of its faith, credit and taxing power for payment of principal and interest, and revenue bonds, which may be issued to finance projects owned or used by either private or public entities and which include bonds issued to finance industrial enterprises and pollution control facilities. The Fund may invest in other municipal securities such as variable rate demand instruments. The Fund may also invest in municipal notes of issuers located in Ohio and other qualifying issuers. They are generally used to provide short-term capital needs and have maturities of one year or less. Municipal notes include tax anticipation notes, revenue anticipation notes, bond anticipation notes and construction loan notes. For federal income tax purposes, the income earned from municipal securities may be entirely tax-free, taxable or subject to only the alternative minimum tax.

Under normal market conditions, the Fund expects to invest principally in Ohio municipal securities with long-term maturities (i.e., more than 10 years). The Fund has the flexibility, however, to invest in Ohio municipal securities with short- and medium-term maturities as well.

The Fund may also invest up to 20% of its total assets in municipal securities the interest income from which is taxable or subject to the alternative minimum tax ("AMT" bonds). Fund distributions from interest on certain municipal securities subject to the alternative minimum tax such as private activity bonds, will be a preference item for purposes of calculating individual and corporate alternative minimum taxes, depending upon investors' particular situations. In addition, state and local taxes may apply, depending upon your state and local tax laws.

Ordinarily, the Fund expects that 100% of its portfolio securities will be Ohio municipal securities. The Fund may also hold cash or invest its assets in taxable securities.

The Fund may invest in stand-by commitments, third party puts, when-issued or forward delivery securities, and enter into repurchase agreements and reverse repurchase agreements, which may involve certain expenses and risks, including credit risks. These securities and techniques are not expected to comprise a major portion of the Fund's investments. The Fund may engage in strategic transactions for hedging purposes and to seek gain. See "Additional information about policies and investments" for more information about these investment techniques.

A portion of the Fund's income may be subject to federal, state and local income taxes.


  Why invest in the Fund?

The Fund is designed for investors seeking double tax-free income--exempt both from Ohio personal income tax and regular federal income tax. Because the Fund is intended for investors subject to Ohio personal income tax and regular federal income tax, it may not be appropriate for all investors and is not available in all states.

As illustrated by the chart on the preceding page, depending on your tax bracket and individual situation, you may earn a substantially higher after-tax return from the Fund than from comparable investments that pay income subject to both Ohio state personal income tax and regular federal income tax. For example, if your regular federal marginal tax rate is 36% and your Ohio tax rate is 6.9%, your effective combined marginal tax rate is 40.42% when adjusted for the deductibility of state taxes. Thus, you would need to earn a taxable return of 8.46% to receive after-tax income equal to the 5.04% tax-free yield provided by Scudder Ohio Tax Free Fund for the 30-day period ended March 31, 1996. In other words, it would be necessary to earn $1,678 from a taxable investment to equal $1,000 of tax-free income you receive from the Fund. The yield levels of tax-free and taxable investments continually change. Before investing in the Fund, you should compare its yield to the after-tax yield you would receive from a comparable investment paying taxable income. For up-to-date yield information on the Fund, shareholders can call SAIL, Scudder Automated Information Line, for toll-free information at any time.

In addition, the Fund offers all the benefits of the Scudder Family of Funds. Scudder, Stevens & Clark, Inc. manages a diverse family of pure no-load(TM) funds and provides a wide range of services to help investors meet their investment needs. Please refer to "Investment products and services" for additional information.

  Additional information about policies and investments

Investment restrictions

The Fund has adopted certain fundamental policies which may not be changed without a vote of shareholders and which are designed to reduce the Fund's investment risk.


The Fund may not borrow money except as a temporary measure for extraordinary or emergency purposes or except in connection with reverse repurchase agreements, and may not make loans except through the lending of portfolio securities, the purchase of debt obligations or through repurchase agreements.


Scudder Ohio Tax Free Fund is a non-diversified fund (except to the extent diversification is required for federal income tax purposes).

The Fund may invest more than 25% of its assets in industrial development or other private activity bonds. For purposes of the Fund's investment limitation regarding concentration of investments in any one industry, all such bonds ultimately payable by companies within the same industry will be considered as if they were issued by issuers in the same industry.

At least 80% of the Fund's net assets is normally invested in Ohio municipal securities.

When the Adviser determines that market conditions warrant, the Fund may, for temporary defensive purposes, invest more than 20% of its net assets in taxable securities.



Up to 20% of the Fund's assets may be held in cash or invested in short-term taxable investments, including repurchase agreements, U.S. Government obligations and other money market instruments.

A complete description of these and other policies and restrictions is contained under "Investment Restrictions" in the Fund's Statement of Additional Information.

Investing in Ohio

The Fund is more susceptible to factors adversely affecting issuers of Ohio municipal securities than is a comparable municipal bond fund that does not focus on such issuers. Ohio encountered, successfully dealt with, and abated some financial difficulties in prior years and may, as may any state, face some long-term problems in certain regions of the State and in certain sectors of its economy, which continues to rely in part on durable goods manufacturing, largely concentrated in motor vehicles and equipment, steel, rubber products and household appliances. For additional information about the Ohio economy, see the

Fund's Statement of Additional Information dated August 1, 1996.

When-issued securities

The Fund may purchase securities on a when-issued or forward delivery basis, for payment and delivery at a later date. The price and yield are generally fixed on the date of commitment to purchase. During the period between purchase and settlement, no interest accrues to the Fund. At the time of settlement, the market value of the security may be more or less than the purchase price.

Repurchase agreements

As a means of earning taxable income for periods as short as overnight, the Fund may enter into repurchase agreements with selected banks and broker/dealers. Under a repurchase agreement, the Fund acquires securities, subject to the seller's agreement to repurchase at a specified time and price. Income from repurchase agreements will be taxable when distributed to shareholders.

Stand-by commitments

To facilitate liquidity, the Fund may enter into "stand-by commitments" permitting it to resell municipal securities to the original seller at a specified price. Stand-by commitments generally involve no cost to the Fund, and any costs would be, in any event, limited to no more than 0.50% of the value of the total assets of the Fund. Any such costs may, however, reduce yield.

Third party puts

The Fund may purchase long-term fixed rate bonds that have been coupled with an option granted by a third party financial institution allowing the Fund at specified intervals to tender (or "put") its bonds to the institution and receive the face value thereof. These third party puts are available in several different forms, may be represented by custodial receipts or trust certificates and may be combined with other features such as interest rate swaps.

Variable rate demand instruments

The Fund may purchase variable rate demand instruments that are tax-exempt municipal obligations providing for a periodic adjustment in the interest rate paid on the instrument according to changes in interest rates generally. These instruments also permit the Fund to demand payment of the unpaid principal balance plus accrued interest upon a specified number of days' notice to the issuer or its agent.

Municipal lease obligations

The Fund may invest in municipal lease obligations and participation interests in such obligations. These obligations, which may take the form of a lease, an installment purchase contract or a conditional sales contract, are issued by state and local governments and authorities to acquire land and a wide variety of equipment and facilities. Generally, the Fund will not hold such obligations directly, but will purchase a certificate of participation or other participation interest in a municipal obligation from a bank or other financial intermediary. A participation interest gives the Fund a proportionate interest in the underlying obligation.

Indexed securities

The Fund may invest in indexed securities, the value of which is linked to currencies, interest rates, commodities, indices or other financial indicators ("reference instruments"). The interest rate or (unlike most fixed-income securities) the principal amount payable at maturity of an indexed security may be increased or decreased, depending on changes in the value of the reference instrument.

Strategic Transactions and derivatives

The Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements), to manage the effective maturity or duration of the Fund's portfolio or to enhance potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

In the course of pursuing these investment strategies, the Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions").

Strategic Transactions may be used without limit to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of the Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not for speculative purposes. Please refer to "Risk factors--Strategic Transactions and derivatives" for more information.

Risk factors

The Fund's risks are determined by the nature of the securities held and the portfolio management strategies used by the Adviser. The following are descriptions of certain risks related to the investments and techniques that the Fund may use from time to time.

Non-diversified investment company. As a "non-diversified" investment company, the Fund may invest a greater proportion of its assets in the securities of a smaller number of issuers than a diversified investment company would. The investment of a large percentage of the Fund's assets in the securities of a small number of issuers may cause the Fund's share price to fluctuate more than that of a diversified investment company.

Investing in Ohio. If either Ohio or any of its local governmental entities were to be unable to meet its financial obligations, the income derived by the Fund, its net asset value or liquidity and the ability to preserve or realize appreciation of the Fund's capital could be adversely affected.

Since the Fund will invest primarily in securities of Ohio issuers, political and economic factors affecting Ohio could affect the creditworthiness and the value of the securities in its portfolio. The Ohio economy, while diversifying more into the service and other non-manufacturing areas, continues to rely in part on durable goods manufacturing largely concentrated in motor vehicles and equipment, steel, rubber products and household appliances. As a result, general economic activity in Ohio, as in many other industrially developed states, tends to be more cyclical than in some other states and in the nation as a whole. Agriculture is an important segment of the economy, with over half the State's area devoted to farming and approximately 16% of total employment in agribusiness. In prior years, the State's overall unemployment rate was commonly somewhat higher than the national figure. For example, the reported 1990 average monthly State rate was 5.7%, compared to the 5.5% national figure. However, for the last five years the State rates were below the national rates (4.8% versus 5.6% in 1995). The unemployment rate and its effects vary among geographic areas of the State. Future national, regional or statewide economic difficulties, and the resulting impact on State or local government finances generally, could adversely affect the market value of Ohio municipal securities held in the portfolio of the Fund or the ability of particular obligors to make timely payments of debt service on those obligations. See "Investing in Ohio" in the Fund's Statement of Additional Information for further details about the risks of investing in Ohio obligations.

Debt securities. The Fund may invest in securities rated below Baa by Moody's or BBB by S&P or Fitch. Moody's considers bonds it rates Baa to have speculative elements as well as investment-grade characteristics. Securities rated below investment-grade are commonly referred to as "junk bonds" and involve greater price volatility and higher degrees of speculation with respect to the payment of principal and interest than higher quality fixed-income securities. The market prices of such lower-rated debt securities may decline significantly in periods of general economic difficulty. In addition, the trading market for these securities is generally less liquid than for higher rated securities and the Fund may have difficulty disposing of these securities at the time it wishes to do so. The lack of a liquid secondary market for certain securities may also make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing its portfolio and calculating its net asset value.

Repurchase agreements. If the seller under a repurchase agreement becomes insolvent, the Fund's right to dispose of securities may be restricted, or the value of the securities may decline before the Fund is able to dispose of them. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the securities under a repurchase agreement, the Fund may encounter delay and incur costs, including a decline in the value of the securities before being able to sell the securities.

Third party puts. In connection with a third party put, the financial institution granting the option does not provide credit enhancement, and typically if there is a default on or significant downgrading of the bond or a loss of its tax-exempt status, the put option will terminate automatically and the risk to the Fund will be that of holding a long-term bond.

Municipal lease obligations. Municipal lease obligations and participation interests in such obligations frequently have risks distinct from those associated with general obligation or revenue bonds. Municipal lease obligations


(Continued on page 14)

  Purchases

 Opening             Minimum initial investment: $1,000; IRAs $500
 an account          Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums.
                     See appropriate plan literature.

 Make checks         o  By Mail              Send your completed and signed application and check
 payable to "The
 Scudder Funds."                                 by regular mail to:        or            by express, registered,
                                                                                          or certified mail to:
                                                 The Scudder Funds                        Scudder Shareholder Service
                                                 P.O. Box 2291                            Center
                                                 Boston, MA                               42 Longwater Drive
                                                 02107-2291                               Norwell, MA
                                                                                          02061-1612

                     o  By Wire              Please see Transaction information--Purchasing shares--
                                             By wire for details, including the ABA wire transfer number.
                                             Then call 1-800-225-5163 for instructions.

                     o  In Person            Visit one of our Funds Centers to complete your application with the help of a Scudder representative. Funds Center
                                             locations are listed under Shareholder benefits.
 -----------------------------------------------------------------------------------------------------------------------
 Purchasing          Minimum additional investment: $100; IRAs $50
 additional          Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums.
 shares              See appropriate plan literature.

 Make checks         o  By Mail              Send a check with a Scudder investment slip, or with a letter of
 payable to "The                             instruction including your account number and the complete
 Scudder Funds."                             Fund name, to  the appropriate address listed above.

                     o  By Wire              Please see Transaction information--Purchasing shares--
                                             By wire for details, including the ABA wire transfer number.

                     o  In Person            Visit one of our Funds Centers to make an additional
                                             investment in your Scudder fund account. Funds Center
                                             locations are listed under Shareholder benefits.

                     o  By Telephone         Please see Transaction information--Purchasing shares--
                                             By AutoBuy or By telephone order for more details.

                     o  By Automatic         You may arrange to make investments on a regular basis
                        Investment           through automatic Plan deductions from your bank checking
                        ($50 minimum)        account. Please call 1-800-225-5163  for more information and an enrollment form.

  Exchanges and redemptions

 Exchanging        Minimum investments:         $1,000 to establish a new account;
 shares                                         $100 to exchange among existing accounts

                   o  By Telephone    To speak with a service representative, call 1-800-225-5163 from
                                      8 a.m. to 8 p.m. eastern time or to access SAIL(TM), Scudder's Automated
                                      Information Line, call 1-800-343-2890 (24 hours a day).

                   o  By Mail         Print or type your instructions and include:
                      or Fax            -   the name of the Fund and the account number you are exchanging from;
                                        -   your name(s) and address as they appear on your account;
                                        -   the dollar amount or number of shares you wish to exchange;
                                        -   the name of the Fund you are exchanging into;
                                        -   your signature(s) as it appears on your account; and
                                        -   a daytime telephone number.

                                      Send your instructions
                                      by regular mail to:      or   by express, registered,   or   by fax to:
                                                                    or certified mail to:

                                      The Scudder Funds             Scudder Shareholder            1-800-821-6234
                                      P.O. Box 2291                 Service Center
                                      Boston, MA 02107-2291         42 Longwater Drive
                                                                    Norwell, MA
                                                                    02061-1612

 Redeeming         o  By Telephone    To speak with a service representative, call 1-800-225-5163 from
 shares                               8 a.m. to 8 p.m. eastern time or to access SAIL(TM), Scudder's Automated
                                      Information Line, call 1-800-343-2890 (24 hours a day). You may have redemption proceeds sent to your predesignated bank account, or redemption proceeds of up to $50,000 sent to your address of record.


                   o  By Mail         Send your instructions for redemption to the appropriate address or fax number
                      or Fax          above and include:

                                        - the name of the Fund and account number you are redeeming from;
                                        - your name(s) and address as they appear on your account;
                                        - the dollar amount or number of shares you wish to redeem;
                                        - your signature(s) as it appears on your account; and
                                        - a daytime telephone number.

                                      A signature guarantee is required for redemptions over $50,000.
                                      See Transaction information--Redeeming shares.

                   o  By Automatic    You may arrange to receive automatic cash payments periodically.
                      Withdrawal      Call  1-800-225-5163 for more information and an enrollment form.
                      Plan

(Continued from page 11)

are not secured by the governmental issuer's credit, and if funds are not appropriated for lease payments, the lease may terminate, with the possibility of default on the lease obligation and significant loss to the Fund. Although "non-appropriation" obligations are secured by the leased property, disposition of that property in the event of foreclosure might prove difficult, time consuming and costly. In addition, the tax treatment of such obligations in the event of non-appropriation is unclear. In evaluating the credit quality of a municipal lease obligation that is unrated, the Adviser will consider a number of factors including the likelihood that the governmental issuer will discontinue appropriating funding for the leased property. For more information please refer to the Fund's Statement of Additional Information.

Indexed securities. Indexed securities may be positively or negatively indexed, so that appreciation of the reference instrument may produce an increase or a decrease in the interest rate or value at maturity of the security. In addition, the change in the interest rate or value at maturity of the security may be some multiple of the change in the value of the reference instrument. Thus, in addition to the credit risk of the security's issuer, the Fund will bear the market risk of the reference instrument.

Strategic Transactions and derivatives. Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of currency transactions can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures contracts and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized. The Strategic Transactions that the Fund may use and some of their risks are described more fully in the Fund's Statement of Additional Information.

  Distribution and performance information

Dividends and capital gains distributions

The Fund's dividends from net investment income are declared daily and distributed monthly. The Fund intends to distribute net realized capital gains after utilization of capital loss carryforwards, if any, in November or December to prevent application of federal excise tax, although an additional distribution may be made if necessary. Any dividends or capital gains distributions declared in October, November or December with a record date in such a month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. According to preference, shareholders may receive distributions in cash or have them reinvested in additional shares of the Fund.

Distributions derived from interest on Ohio municipal securities are not subject to regular federal income taxes, except for the possible applicability of the federal alternative minimum tax. For federal income tax purposes, a portion of the Fund's income may be taxable to shareholders as ordinary income. Long-term capital gains distributions, if any, are taxable as long-term capital gains for federal income tax purposes, regardless of the length of time shareholders have owned their shares. Short-term capital gains and any other taxable income distributions are taxable as ordinary income. Distributions of tax-exempt income are taken into consideration in computing the portion, if any, of Social Security and railroad retirement benefits subject to federal and, in some cases, state taxes. Under Ohio law, provided that at all times the Fund qualifies as a regulated investment company for federal income tax purposes and at least 50% of the value of the total assets of the Fund consists of obligations issued by or on behalf of the State of Ohio, political subdivisions thereof and agencies and instrumentalities of the State or its political subdivisions ("Ohio Obligations") or similar obligations of other states or their subdivisions, (i) individuals otherwise subject to the Ohio personal income tax will not be subject to such tax on dividends paid by the Fund to the extent such dividends are properly attributable to interest payments on Ohio Obligations; and (ii) dividends paid by the Fund will be excluded from the net income base for purposes of the Ohio corporation franchise tax to the extent such dividends are excluded from gross income for federal income tax purposes or are properly attributable to interest payments on Ohio Obligations. However, the Fund's shares will be included in the net worth base for purposes of the Ohio corporation franchise tax.

The Fund ordinarily provides income that is 100% free from Ohio personal income tax and regular federal income tax. However, income from repurchase agreements and gains from certain Strategic Transactions are taxable. Some of the Fund's interest income may be treated as a tax preference item that may subject an individual investor to liability (or increased liability) under the alternative minimum tax, depending upon an investor's particular situation. However, at least 80% of the Fund's net assets will normally be invested in Ohio municipal securities whose interest income is not treated as a tax preference item under the individual alternative minimum tax. Tax-exempt income may also subject a corporate investor to liability (or increased liability) under the corporate alternative minimum tax.

The Fund sends detailed tax information to shareholders about the amount and type of its distributions by January 31 of the following year.

Performance information

From time to time, quotations of the Fund's performance may be included in advertisements, sales literature, or shareholder reports. All performance figures are historical, show the performance of a hypothetical investment and are not intended to indicate future performance.

The "SEC yield" of the Fund is an annualized expression of the net income generated by the Fund over a specified 30-day (one month) period, as a percentage of the Fund's share price on the last day of that period. This yield is calculated according to methods required by the Securities and Exchange Commission (the "SEC"), and therefore may not equate to the level of income paid to shareholders. The Fund's "tax-equivalent yield" is calculated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of the Fund's yield, assuming certain tax brackets for a Fund shareholder. Yields are expressed as annualized percentages. "Total return" is the change in value of an investment in the Fund for a specified period. The "average annual total return" of the Fund is the average annual compound rate of return of an investment in the Fund assuming the investment has been held for one year, five years and the life of the Fund as of a stated ending date. "Cumulative total return" represents the cumulative change in value of an investment in the Fund for various periods. All types of total return calculations assume that all dividends and capital gains distributions during the period were reinvested in shares of the Fund. Performance will vary based upon, among other things, changes in market conditions and the level of the Fund's expenses.


  Fund organization

Scudder Ohio Tax Free Fund is a series of Scudder State Tax Free Trust (the "Trust"), an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Trust was organized as a Massachusetts business trust in May 1983.

The Fund's activities are supervised by the Trust's Board of Trustees. Shareholders have one vote for each share held on matters on which they are entitled to vote. The Trust is not required to hold, and has no current intention of holding annual shareholder meetings, although special meetings may be called for purposes such as electing or removing Trustees, changing fundamental investment policies or approving an investment management contract. Shareholders will be assisted in communicating with other shareholders in connection with removing a Trustee as if Section 16(c) of the 1940 Act were applicable.

Investment adviser

The Fund retains the investment management firm of Scudder, Stevens & Clark, Inc., a Delaware corporation, to manage the Fund's daily investment and business affairs subject to the policies established by the Board of Trustees. The Trustees have overall responsibility for the management of the Fund under Massachusetts law.

The Adviser receives monthly an investment management fee for its services, which fee equals approximately 0.60% of the Fund's average daily net assets on an annual basis.


The Adviser has agreed to maintain the annualized expenses of the Fund at not more than 0.50% of the average daily net assets of the Fund until _______, 1998. For the fiscal year ended March 31, 1996, the Adviser received an investment management fee of ____% of the Fund's average daily net assets on an annual basis.

All of the Fund's expenses are paid out of gross investment income. Shareholders pay no direct charges or fees for investment services.

Scudder, Stevens & Clark, Inc. is located at
Two International Place, Boston, Massachusetts.

Transfer agent

Scudder Service Corporation, P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Adviser, is the transfer, shareholder servicing and dividend-paying agent for the Fund.

Underwriter

Scudder Investor Services, Inc., a subsidiary of the Adviser, is the Fund's principal underwriter. Scudder Investor Services, Inc. confirms, as agent, all purchases of shares of the Fund. Scudder Investor Relations is a telephone information service provided by Scudder Investor Services, Inc.

Fund accounting agent

Scudder Fund Accounting Corporation, a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the general accounting records of the Fund.

Custodian

State Street Bank and Trust Company is the Fund's custodian.


  Transaction information

Purchasing shares

Purchases are executed at the next calculated net asset value per share after the Fund's transfer agent receives the purchase request in good order. Purchases are made in full and fractional shares. (See "Share price.")

By check. If you purchase shares with a check that does not clear, your purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. Checks must be drawn on or payable through a U.S. bank. If you purchase shares by check and redeem them within seven business days of purchase, the Fund may hold redemption proceeds until the purchase check has cleared. If you purchase shares by federal funds wire, you may avoid this delay. Redemption requests by telephone prior to the expiration of the seven-day period will not be accepted.

By wire. To open a new account by wire, first call Scudder at 1-800-225-5163 to obtain an account number. A representative will instruct you to send a completed, signed application to the transfer agent. Accounts cannot be opened without a completed, signed application and a Scudder fund account number. Contact your bank to arrange a wire transfer to:

        The Scudder Funds
        State Street Bank and Trust Company
        Boston, MA 02101
        ABA Number 011000028
        DDA Account 9903-5552

Your wire instructions must also include:
-- the name of the fund in which the money is to be invested, -- the account number of the fund, and -- the name(s) of the account holder(s).

The account will be established once the application and money order are received in good order.

You may also make additional investments of $100 or more to your existing account by wire.

By exchange. Your new account will have the same registration and address as your existing account.

The exchange requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. Please call 1-800-225-5163 for more information, including information about the transfer of special account features.

You can also make exchanges among your Scudder fund accounts on SAIL, the Scudder Automated Information Line, by calling 1-800-343-2890.

By telephone order. To a limited extent, certain financial institutions may place orders to purchase shares unaccompanied by payment prior to the close of regular trading on the New York Stock Exchange (the "Exchange"), normally 4:00 p.m. eastern time, and receive that day's price. Please call 1-800-854-8525 for more information, including the dividend treatment and method and manner of payment for Fund shares.

By "AutoBuy." If you elected "AutoBuy" for your account, you can call toll-free to purchase shares.

The money will be automatically transferred from your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "AutoBuy," call 1-800-225-5163 for more information.

To purchase additional shares, call 1-800-225-5163. Purchases must be for at least $250 but not more than $250,000. Proceeds in the amount of your purchase will be transferred from your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. "AutoBuy" requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day.

If you purchase shares by "AutoBuy" and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account, the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. "AutoBuy" transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

Redeeming shares

The Fund allows you to redeem shares (i.e., sell them back to the Fund) without redemption fees.

By telephone. This is the quickest and easiest way to sell Fund shares. If you elected telephone redemption to your bank on your application, you can call to request that federal funds be sent to your authorized bank account. If you did not elect telephone redemption to your bank on your application, call 1-800-225-5163 for more information.

Redemption proceeds will be wired to your bank unless otherwise requested. If your bank cannot receive federal reserve wires, redemption proceeds will be mailed to your bank. There will be a $5 charge for all wire redemptions.

You can also make redemptions from your Scudder fund account on SAIL by calling 1-800-343-2890.

If you open an account by wire, you cannot redeem shares by telephone until the Fund's transfer agent has received your completed and signed application.

In the event that you are unable to reach the Fund by telephone, you should write to the Fund; see "How to contact Scudder" for the address.

By "AutoSell." If you elected "AutoSell" for your account, you can call toll-free to redeem shares. The money will be automatically transferred to your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "AutoSell," call 1-800-225-5163 for more information.

To redeem shares, call 1-800-225-5163. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. "AutoSell" requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day.

"AutoSell" transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

Signature guarantees. For your protection and to prevent fraudulent redemptions, on written redemption requests in excess of $50,000 we require an original signature and an original signature guarantee for each person in whose name the account is registered. (The Fund reserves the right, however, to require a signature guarantee for all redemptions.) You can obtain a signature guarantee from most banks, credit unions or savings associations, or from broker/dealers, municipal securities broker/dealers, government securities broker/dealers, national securities exchanges, registered securities associations or clearing agencies deemed eligible by the Securities and Exchange Commission. Signature guarantees by notaries public are not acceptable. Redemption requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. For more information, please call 1-800-225-5163.

Telephone transactions

Shareholders automatically receive the ability to exchange by telephone and the right to redeem by telephone up to $50,000 to their address of record. Shareholders also may, by telephone, request that redemption proceeds be sent to a predesignated bank account. The Fund uses procedures designed to give reasonable assurance that telephone instructions are genuine, including recording telephone calls, testing a caller's identity and sending written confirmation of telephone transactions. If the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Share price

Purchases and redemptions, including exchanges, are made at net asset value. Scudder Fund Accounting Corporation determines net asset value per share as of the close of regular trading on the New York Stock Exchange (the "Exchange"), normally 4 p.m. eastern time, on each day the Exchange is open for trading. Net asset value per share is calculated by dividing the value of total Fund assets, less all liabilities, by the total number of shares outstanding.

Processing time

All purchase and redemption requests must be received in good order by the Fund's transfer agent. Those requests received by the close of regular trading on the Exchange are executed at the net asset value per share calculated at the close of trading that day. Purchase and redemption requests received after the close of regular trading on the Exchange will be executed the following business day. Purchases made by federal funds wire before noon eastern time will begin earning income that day; all other purchases received before the close of regular trading on the Exchange will begin earning income the next business day. Redeemed shares will earn income on the day on which the redemption request is executed.

If you wish to make a purchase of $500,000 or more, you should notify Scudder Investor Relations by calling 1-800-225-5163.

The Fund will normally send redemption proceeds within one business day following the redemption request, but may take up to seven business days (or longer in the case of shares recently purchased by check).

Purchase restrictions

Purchases and sales should be made for long-term investment purposes only. The Fund and Scudder Investor Services, Inc. each reserves the right to reject purchases of Fund shares (including exchanges) for any reason including when a pattern of frequent purchases and sales made in response to short-term fluctuations in the Fund's share price appears evident.

Tax information

A redemption of shares, including an exchange into another Scudder fund, is a sale of shares and may result in a gain or loss for income tax purposes.

Tax identification number

Be sure to complete the Tax Identification Number section of the Fund's application when you open an account. Federal tax law requires the Fund to withhold 31% of taxable dividends, capital gains distributions and redemption and exchange proceeds from accounts (other than those of certain exempt payees) without a certified Social Security or tax identification number and certain other certified information or upon notification from the IRS or a broker that withholding is required. The Fund reserves the right to reject new account applications without a certified Social Security or tax identification number. The Fund also reserves the right, following 30 days' notice, to redeem all shares in accounts without a certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing the Fund with a tax identification number during the 30-day notice period.

Minimum balances

Shareholders should maintain a share balance worth at least $1,000, which amount may be changed by the Board of Trustees. The Fund reserves the right, following 60 days' written notice to shareholders, to redeem all shares in sub-minimum accounts, including accounts of new investors, where a reduction in value has occurred due to a redemption or exchange out of the account. Reductions in value that result solely from market activity will not trigger an involuntary redemption. The Fund will mail the proceeds of the redeemed account to the shareholder. The shareholder may restore the share balance to $1,000 or more during the 60-day notice period and must maintain it at no lower than that minimum to avoid involuntary redemption.

Third party transactions

If purchases and redemptions of Fund shares are arranged and settlement is made at an investor's election through a member of the National Association of Securities Dealers, Inc., other than Scudder Investor Services, Inc., that member may, at its discretion, charge a fee for that service.


  Shareholder benefits

Experienced professional management

Scudder, Stevens & Clark, Inc., one of the nation's most experienced investment management firms, actively manages your Scudder fund investment. Professional management is an important advantage for investors who do not have the time or expertise to invest directly in individual securities.

A team approach to investing

Scudder Ohio Tax Free Fund is managed by a team of Scudder investment professionals, who each play an important role in the Fund's management process. Team members work together to develop investment strategies and select securities for the Fund's portfolio. They are supported by Scudder's large staff of economists, research analysts, traders and other investment specialists. We believe our team approach benefits Fund investors by bringing together many disciplines and leveraging Scudder's extensive resources.

Lead Portfolio Manager Donald C. Carleton assumed responsibilities for the Fund's day-to-day management and investment strategies in January 1995. Mr. Carleton has over 25 years of investment management experience and has worked at Scudder since 1983. Philip G. Condon, Portfolio Manager, became a member of the team in 1987 and has worked at Scudder since 1983. Mr. Condon has 16 years of experience in municipal investing and portfolio management.

SAIL(TM)--Scudder Automated Information Line

For personalized account information including fund prices, yields and account balances, to perform transactions in existing Scudder fund accounts, or to obtain information on any Scudder fund, shareholders can call Scudder's Automated Information Line (SAIL) at 1-800-343-2890, 24 hours a day. During periods of extreme economic or market changes, or other conditions, it may be difficult for you to effect telephone transactions in your account. In such an event you should write to the Fund; please see "How to contact Scudder" for the address.

Investment flexibility

Scudder offers toll-free telephone exchange between funds at current net asset value. You can move your investments among money market, income, growth, tax-free and growth and income funds with a simple toll-free call or, if you prefer, by sending your instructions through the mail or by fax. Telephone and fax redemptions and exchanges are subject to termination and their terms are subject to change at any time by the Fund or the transfer agent. In some cases, the transfer agent or Scudder Investor Services, Inc. may impose additional conditions on telephone transactions.

Personal Counsel(SM) -- A Managed Fund Portfolio Program

If you would like to receive direct guidance and management of your overall mutual fund portfolio to help you pursue your investment goals, you may be interested in Personal Counsel from Scudder. Personal Counsel, a program of Scudder Investor Services, Inc., a registered investment adviser and a subsidiary of Scudder, Stevens & Clark, Inc., combines the benefits of a customized portfolio of pure no-load Scudder Funds with ongoing portfolio monitoring and individualized service, for an annual fee of generally 1% or less of assets (with a $1,000 minimum). In addition, it draws upon Scudder's more than 75-year heritage of providing investment counsel to large corporate and private clients. If you have $100,000 or more to invest initially and would like more information about Personal Counsel, please call 1-800-700-0183.

Dividend reinvestment plan

You may have dividends and distributions automatically reinvested in additional Fund shares. Please call 1-800-225-5163 to request this feature.

Shareholder statements

You receive a detailed account statement every time you purchase or redeem shares. All of your statements should be retained to help you keep track of account activity and the cost of shares for tax purposes.

Shareholder reports

In addition to account statements, you receive periodic shareholder reports highlighting relevant information, including investment results and a review of portfolio changes.

To reduce the volume of mail you receive, only one copy of most Fund reports, such as the Fund's Annual Report, may be mailed to your household (same surname, same address). Please call 1-800-225-5163 if you wish to receive additional shareholder reports.

Newsletters

Four times a year, Scudder sends you Perspectives, an informative newsletter covering economic and investment developments, service enhancements and other topics of interest to Scudder fund investors.

Scudder Funds Centers

As a convenience to shareholders who like to conduct business in person, Scudder Investor Services, Inc. maintains Funds Centers in Boca Raton, Boston, Chicago, New York and San Francisco.

T.D.D. service for the hearing impaired

Scudder's full range of investor information and shareholder services is available to hearing impaired investors through a toll-free T.D.D. (Telephone Device for the Deaf) service. If you have access to a T.D.D., call 1-800-543-7916 for investment information or specific account questions and transactions.


  Scudder tax-advantaged retirement plans

Scudder offers a variety of tax-advantaged retirement plans for individuals, businesses and non-profit organizations. These flexible plans are designed for use with the Scudder Family of Funds (except Scudder tax-free funds, which are inappropriate for such plans). Scudder Funds offer a broad range of investment objectives and can be used to seek almost any investment goal. Using Scudder's retirement plans can help shareholders save on current taxes while building their retirement savings.

   o  Scudder No-Fee IRA

   o  401(k) Plans

   o  Profit Sharing and Money Purchase Pension Plans (Keogh Plans)

   o  403(b) Plans

   o  SEP-IRA

   o  Scudder Horizon Plan (a variable annuity)

Scudder Trust Company (an affiliate of the Adviser) is Trustee or Custodian for some of these plans and is paid an annual fee for some of the above retirement plans. For information about establishing a Scudder No-Fee IRA, SEP-IRA, Profit Sharing Plan, Money Purchase Pension Plan or a Scudder Horizon Plan, please call 1-800-225-2470. For information about 401(k)s or 403(b)s please call 1-800-323-6105. To effect transactions in existing IRA, SEP-IRA, Profit Sharing or Pension Plan accounts, call 1-800-225-5163.

The variable annuity contract is provided by Charter National Life Insurance Company (in New York State, Intramerica Life Insurance Company [S 1802]). The contract is offered by Scudder Insurance Agency, Inc. (in New York State, Nevada and Montana, Scudder Insurance Agency of New York, Inc.). CNL, Inc. is the Principal Underwriter. Scudder Horizon Plan is not available in all states.

  Trustees and Officers


David S. Lee*
  President and Trustee

Henry P. Becton, Jr.
  Trustee; President and General Manager, WGBH Educational Foundation

E. Michael Brown*
  Trustee

Dawn-Marie Driscoll
  Trustee; Executive Fellow, Center for Business Ethics; President, Driscoll Associates

Peter B. Freeman
  Trustee; Corporate Director and Trustee

Dudley H. Ladd*
  Trustee

Wesley W. Marple, Jr.
  Trustee; Professor of Business Administration, Northeastern University College of Business Administration

Daniel Pierce*
  Trustee

Jean C. Tempel
    Trustee; General Partner, TL Ventures

Donald C. Carleton*
  Vice President

Philip G. Condon*
  Vice President

Jerard K. Hartman*
  Vice President

Thomas W. Joseph*
  Vice President

Jeremy L. Ragus*
  Vice President

Rebecca Wilson*
  Vice President

Thomas F. McDonough*
  Vice President and Secretary

Pamela A. McGrath*
  Vice President and Treasurer

Edward J. O'Connell*
  Vice President and Assistant Treasurer

* Scudder, Stevens & Clark, Inc.

  Investment products and services


The Scudder Family of Funds+++
--------------------------------------------------------------------------------

Money Market
------------
  Scudder U.S. Treasury Money Fund
  Scudder Cash Investment Trust


Tax Free Money Market+
----------------------
  Scudder Tax Free Money Fund
  Scudder California Tax Free Money Fund*
  Scudder New York Tax Free Money Fund*


Tax Free+
---------
  Scudder Limited Term Tax Free Fund
  Scudder Medium Term Tax Free Fund
  Scudder Managed Municipal Bonds
  Scudder High Yield Tax Free Fund
  Scudder California Tax Free Fund*
  Scudder Massachusetts Limited
    Term Tax Free Fund*
  Scudder Massachusetts Tax Free Fund*
  Scudder New York Tax Free Fund*
  Scudder Ohio Tax Free Fund*
  Scudder Pennsylvania Tax Free Fund*


U.S. Income
-----------
  Scudder Short Term Bond Fund
  Scudder Zero Coupon 2000 Fund
  Scudder GNMA Fund
  Scudder Income Fund
  Scudder High Yield Bond Fund


Global Income
-------------
  Scudder Global Bond Fund
  Scudder International Bond Fund
  Scudder Emerging Markets Income Fund


Asset Allocation
----------------
  Scudder Pathway Conservative Portfolio
  Scudder Pathway Balanced Portfolio
  Scudder Pathway Growth Portfolio
  Scudder Pathway International Portfolio


U.S. Growth and Income
----------------------
  Scudder Balanced Fund
  Scudder Growth and Income Fund


U.S. Growth
-----------

  Value
    Scudder Large Company Value  Fund
    Scudder Value Fund
    Scudder Small Company Value Fund
    Scudder Micro Cap Fund

  Growth
    Scudder Classic Growth Fund
    Scudder Large Company Growth Fund
    Scudder Development Fund
    Scudder 21st Century Growth Fund


Global Growth
-------------

  Worldwide
    Scudder Global Fund
    Scudder International Fund
    Scudder Global Discovery Fund
    Scudder Emerging Markets Growth Fund
    Scudder Gold Fund

  Regional
    Scudder Greater Europe Growth Fund
    Scudder Pacific Opportunities Fund
    Scudder Latin America Fund
    The Japan Fund


Retirement Programs
-------------------
  IRA
  SEP IRA
  Keogh Plan
  401(k), 403(b) Plans
  Scudder Horizon Plan *+++ +++
    (a variable annuity)


Closed-End Funds#
--------------------------------------------------------------------------------
  The Argentina Fund, Inc.
  The Brazil Fund, Inc.
  The First Iberian Fund, Inc.
  The Korea Fund, Inc.
  The Latin America Dollar Income Fund, Inc.
  Montgomery Street Income Securities, Inc.
  Scudder New Asia Fund, Inc.
  Scudder New Europe Fund, Inc.
  Scudder World Income Opportunities
    Fund, Inc.


For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +++Funds within categories are listed in order from expected least risk to most risk. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *Not available in all states. +++ +++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder, Stevens & Clark, Inc., are traded on various stock exchanges.

  How to contact Scudder


Account Service and Information:

    For existing account service and transactions

             Scudder Investor Relations -- 1-800-225-5163

    For 24 hour account information, fund information, exchanges, and an overview of all the services available to you

             Scudder Electronic Account Services -- http://funds.scudder.com

    For personalized information about your Scudder accounts, exchanges and redemptions

             Scudder Automated Information Line (SAIL) -- 1-800-343-2890

Investment Information:

    For information about the Scudder funds, including additional applications and prospectuses, or for answers to investment questions

             Scudder Investor Relations -- 1-800-225-2470
             Investor.Relations@scudder.com

             Scudder's World Wide Web Site -- http://funds.scudder.com

    For establishing 401(k) and 403(b) plans

             Scudder Defined Contribution Services -- 1-800-323-6105

Scudder Brokerage Services:

    To receive information about this discount brokerage service and to obtain an application

             Scudder Brokerage Services* -- 1-800-700-0820

Personal Counsel(SM) -- A Managed Fund Portfolio Program:

    To receive information about this mutual fund portfolio guidance and management program

             Personal Counsel from Scudder -- 1-800-700-0183

Please address all correspondence to:

             The Scudder Funds
             P.O. Box 2291
             Boston, Massachusetts
             02107-2291

Or Stop by a Scudder Funds Center:

    Many shareholders enjoy the personal, one-on-one service of the Scudder Funds Centers. Check for a Funds Center near you--they can be found in the following cities:

              Boca Raton       Chicago           San Francisco
              Boston           New York

Scudder Investor Relations and Scudder Funds Centers are services provided through Scudder Investor Services, Inc., Distributor.

* Scudder Brokerage Services, Inc., 42 Longwater Drive, Norwell, MA 02061--Member NASD/SIPC.

This prospectus sets forth concisely the information about Scudder Pennsylvania Tax Free Fund, a series of Scudder State Tax Free Trust, an open-end management investment company, that a prospective investor should know before investing. Please retain it for future reference.


If you require more detailed information, a Statement of Additional Information dated August 1, 1997, as amended from time to time, may be obtained without charge by writing Scudder Investor Services, Inc., Two International Place, Boston, MA 02110-4103 or calling 1-800-225-2470. The Statement, which is incorporated by reference into this prospectus, has been filed with the Securities and Exchange Commission.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Contents--see page 4.


Scudder
Pennsylvania
Tax Free Fund



Prospectus
August 1, 1997
















A pure no-load(TM) (no sales charges) mutual fund series which seeks to provide double tax-free income, exempt from both Pennsylvania personal income tax and regular federal income tax.

Expense information

How to compare a Scudder pure no-load(TM) fund

This information is designed to help you understand the various costs and expenses of investing in Scudder Pennsylvania Tax Free Fund (the "Fund"). By reviewing this table and those in other mutual funds' prospectuses, you can compare the Fund's fees and expenses with those of other funds. With Scudder's pure no-load(TM) funds, you pay no commissions to purchase or redeem shares, or to exchange from one fund to another. As a result, all of your investment goes to work for you.

1)   Shareholder  transaction  expenses:   Expenses  charged  directly  to  your
     individual account in the Fund for various transactions.

     Sales commissions to purchase shares (sales load)                 NONE
     Commissions to reinvest dividends                                 NONE
     Redemption fees                                                   NONE*
     Fees to exchange shares                                           NONE

2) Annual Fund operating expenses: Expenses paid by the Fund before it distributes its net investment income, expressed as a percentage of the Fund's average daily net assets for the fiscal year ended March 31, 1997.

     Investment management fee (after waiver)                            --%**
     12b-1 fees                                                         NONE
     Other expenses                                                      --%**
                                                                         ---
     Total Fund operating expenses                                       --%**
                                                                         ===
Example

Based on the level of total Fund operating expenses listed above, the total expenses relating to a $1,000 investment, assuming a 5% annual return and redemption at the end of each period, are listed below. Investors do not pay these expenses directly; they are paid by the Fund before it distributes its net investment income to shareholders. (As noted above, the Fund has no redemption fees of any kind.)

     1 Year            3 Years           5 Years             10 Years
     ------            -------           -------             --------
       $5                $16               $28                 $63

See "Fund organization--Investment adviser" for further information about the investment management fee. This example assumes reinvestment of all dividends and distributions and that the percentage amounts listed under "Annual Fund operating expenses" remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual Fund expenses and return vary from year to year and may be higher or lower than those shown.

* You may redeem by writing or calling the Fund. If you wish to receive your redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "Transaction information--Redeeming shares."

** Until __________, 1998, the Adviser has agreed to waive a portion of its fee to the extent necessary so that the total annualized expenses of the Fund do not exceed 0.50% of average daily net assets. If the Adviser had not done so, Fund expenses would have been: investment management fee ____%, other expenses ____% and total operating expenses ____% for the fiscal year ended March 31, 1997. To the extent that expenses fall below 0.50% during the fiscal year, the Adviser reserves the right to recoup, during the fiscal year incurred, amounts reimbursed or waived during the period, but only to the extent that the Fund's expenses do not exceed 0.50%.

Financial highlights

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the audited financial statements. If you would like more detailed information concerning the Fund's performance, a complete portfolio listing and audited financial statements are available in the Fund's Annual Report dated March 31, 1997 and may be obtained without charge by writing or calling Scudder Investor Services, Inc.






                                                                                                       For the Period
                                                                                                        May 28, 1987
                                                                                                      (commencement of
                                                     Years Ended March 31,                             operations) to
                             1997    1996    1995    1994     1993    1992    1991     1990    1989    March 31, 1988
 -----------------------------------------------------------------------------------------------------------------------
 -----------------------------------------------------------------------------------------------------------------------
 Net asset value,
    beginning of
    period                 $13.31   $13.13  $13.01  $13.46  $12.80   $12.35  $12.27  $12.08   $11.80        $12.00
 Income from investment       .71      .71     .73     .75     .76      .77     .82     .84      .79          .65
    operations:

 Net investment income
 Net realized and           (.02)      .25     .15   (.36)     .87      .52     .08     .20      .40        (.26)
    unrealized
    gain (loss) on
    investment
    transactions
 Total from investment
    operations                .69      .96     .88     .39    1.63     1.29     .90    1.04     1.19          .39
 Less distributions:
 From net investment        (.71)    (.71)   (.73)   (.75)   (.76)    (.77)   (.82)   (.84)    (.85)        (.59)
    income
 From net realized gains    (.02)    (.07)   (.03)   (.09)   (.21)    (.07)      --   (.01)    (.06)           --
    on investment
    transactions
 Total distributions        (.73)    (.78)   (.76)   (.84)   (.97)    (.84)   (.82)   (.85)    (.91)        (.59)
 Net asset value, end of
    period                 $13.27   $13.31  $13.13  $13.01  $13.46   $12.80  $12.35  $12.27   $12.08        $11.80
 -----------------------------------------------------------------------------------------------------------------------
 -----------------------------------------------------------------------------------------------------------------------
 Total Return (%) (a)        5.30     7.45    7.09    2.70   13.19    10.70    7.58    8.75    11.00       3.39**
 Ratios and Supplemental
    Data
 Net assets, end of            74       76      72      74      61       39      26      18       11            5
    period
    ($ millions)
 Ratio of operating           .50      .50     .50     .50     .50      .50     .50     .50      .50         .50*
    expenses,
    net to average daily
    net
    assets (%)
 Ratio of operating           .92      .91     .94     .95    1.02     1.13    1.43    1.84     2.43        5.75*
    expenses before
    expense reductions,
    to average daily net
    assets (%)
 Ratio of net investment     5.32     5.30    5.74    5.42    5.79     6.05    6.67    6.78     7.09        7.16*
    income to average
    daily
    net assets (%)
 Portfolio turnover         11.64     11.1    26.2    17.4    29.2     11.2     7.8     2.0     13.5        97.6*
    rate (%)

(a)  Total returns are higher due to maintenance of the Fund's expenses.
*    Annualized
**   Not annualized

A message from Scudder's chairman


Scudder, Stevens & Clark, Inc., investment adviser to the Scudder Family of Funds, was founded in 1919. We offered America's first no-load mutual fund in 1928. Today, we manage in excess of $115 billion for many private accounts and over 50 mutual fund portfolios. We manage the mutual funds in a special program for the American Association of Retired Persons, as well as the fund options available through Scudder Horizon Plan, a tax-advantaged variable annuity. We also advise The Japan Fund and nine closed-end funds that invest in countries around the world.


The Scudder Family of Funds is designed to make investing easy and less costly. It includes money market, tax free, income and growth funds as well as IRAs, 401(k)s, Keoghs and other retirement plans.

Services available to all shareholders include toll-free access to the professional service representatives of Scudder Investor Relations, easy exchange among funds, shareholder reports, informative newsletters and the walk-in convenience of Scudder Funds Centers.

All Scudder mutual funds are pure no-load(TM). This means you pay no commissions to purchase or redeem your shares or to exchange from one fund to another. There are no "12b-1" fees either, which many other funds now charge to support their marketing efforts. All of your investment goes to work for you. We look forward to welcoming you as a shareholder.

/s/Daniel Pierce

Scudder Pennsylvania Tax Free Fund


Investment objective

o income exempt from Pennsylvania personal income tax and regular federal income tax


Investment characteristics

o primarily long-term investment-grade municipal securities tax-exempt in Pennsylvania

o    active professional management

o    dividends declared daily and paid monthly


Contents

Investment objective and policies......................5
Tax-exempt vs. taxable income..........................6
Why invest in the Fund?................................7
Additional information about policies
   and investments.....................................8
Distribution and performance information..............10
Purchases.............................................12
Exchanges and redemptions.............................13
Fund organization.....................................14
Transaction information...............................15
Shareholder benefits..................................18
Trustees and Officers.................................21
Investment products and services......................22
How to contact Scudder................................23

Investment objective and policies


Scudder Pennsylvania Tax Free Fund (the "Fund"), a non-diversified series of Scudder State Tax Free Trust, seeks to provide Pennsylvania taxpayers with income exempt from both Pennsylvania personal income tax and regular federal income tax. Shares of the Fund are also not subject to Pennsylvania personal property tax, to the extent the Fund's assets would not be subject to such tax if held directly by individual shareholders. The Fund is a professionally managed portfolio consisting primarily of investment-grade municipal securities.

Except as otherwise indicated, the Fund's investment objective and policies are not fundamental and may be changed without a shareholder vote. Shareholders will receive written notice of any changes in the Fund's objective. If there is a change in investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. There can be no assurance that the Fund's objective will be met.

Quality

Normally, at least 75% of the intermediate- and long-term securities purchased by the Fund will be investment-grade municipal securities which are those rated Aaa, Aa, A, or Baa by Moody's Investors Service, Inc. ("Moody's") or AAA, AA, A, or BBB by Standard & Poor's ("S&P") or Fitch Investors Service, Inc. ("Fitch"), or unrated securities judged by the Fund's investment adviser, Scudder, Stevens & Clark, Inc. (the "Adviser") to be of equivalent quality, or securities issued or guaranteed by the U.S. Government. The Fund may also invest up to 25% of its total assets in fixed-income securities rated below investment-grade, that is, rated below Baa by Moody's or below BBB by S&P or Fitch, or in unrated securities of equivalent quality as determined by the Adviser. The Fund may not invest in fixed-income securities rated below B by Moody's, S&P or Fitch, or their equivalent.

The Fund expects to invest principally in securities rated A or better by Moody's, S&P or Fitch or unrated securities judged by the Adviser, to be of equivalent quality at the time of purchase. Securities in these three rating categories are judged by the Adviser to have an adequate if not strong capacity to repay principal and pay interest.

During the year ended March 31, 1996, the average monthly dollar-weighted market value of the bonds in the Fund's portfolio rated lower than Baa by Moody's or BBB by S&P or Fitch, or their equivalent, was 0%.

High quality bonds, those within the two highest of the quality rating categories, characteristically have a strong capacity to pay interest and repay principal. Medium-grade bonds, those within the next two such categories, are defined as having adequate capacity to pay interest and repay principal. In addition, certain medium-grade bonds are considered to have speculative characteristics. While some lower-grade bonds (so-called "junk bonds"), have produced higher yields in the past than investment-grade bonds, they are considered to be predominantly speculative and, therefore, carry greater risk.

The Fund's investments must also meet credit standards applied by the Adviser. Should the rating of a portfolio security be downgraded after being purchased by the Fund, the Adviser will determine whether it is in the best interest of the Fund to retain or dispose of the security.

Investments

The Fund invests in municipal securities of issuers located in Pennsylvania and other qualifying issuers (including Puerto Rico, the U.S. Virgin Islands and
Guam). It is the opinion of bond counsel, rendered on the date of issuance, that income from these obligations is exempt from both Pennsylvania personal income tax and regular federal income tax ("Pennsylvania municipal securities"). These securities include municipal bonds, which meet longer-term capital needs and generally have maturities of more than one year when issued. Municipal bonds include general obligation bonds, which are secured by the issuer's pledge of its faith, credit and taxing power for payment of principal and interest, and revenue bonds, which may be issued to finance projects owned or used by either private or public entities and which include bonds issued to finance industrial enterprises and pollution control facilities. The Fund may invest in other municipal securities such as variable rate demand instruments. The Fund may also invest in municipal notes of issuers located in Pennsylvania and other qualifying issuers. They are generally used to provide short-term capital needs and have maturities of one year or less.


Tax-exempt vs. taxable income


Tax Free Yields and Corresponding Taxable Equivalents. The table below shows Pennsylvania taxpayers what an investor would have to earn from a comparable taxable investment to equal Scudder Pennsylvania Tax Free Fund's double tax-free yield.

Today many investors may find that federal tax and Pennsylvania personal income tax rates make Scudder Pennsylvania Tax Free Fund an attractive alternative to investments paying taxable income.


                                                            TO EQUAL HYPOTHETICAL TAX-FREE YIELDS OF
                                                               5%, 7% AND 9%, A TAXABLE INVESTMENT
                                           COMBINED                    WOULD HAVE TO EARN*:
      1996 TAXABLE INCOME:            MARGINAL TAX RATE:       5%               7%             9%
                       INDIVIDUAL
             --------------------------------------
             $24,001-58,150                  30.02%           7.15%           10.00%          12.86%
             58,151-121,300                  32.93            7.45            10.44           13.42
            121,301-263,750                  37.79            8.04            11.25           14.47
              OVER $263,750                  41.29            8.52            11.92           15.33

                     JOINT RETURN
             --------------------------------------
             $40,101-96,900                  30.02%           7.15%           10.00%          12.86%
             96,901-147,700                  32.93            7.45            10.44           13.42
            147,701-263,750                  37.79            8.04            11.25           14.47
              OVER $263,750                  41.29            8.52            11.92           15.33

* These illustrations assume a marginal federal income tax rate of 28% to 39.6%, an effective Pennsylvania personal income tax rate of 2.80% for 1995 and that the federal alternative minimum tax is not applicable. Upper income individuals may be subject to an effective federal income tax rate in excess of the applicable marginal rate as a result of the phase-out of personal exemptions and itemized deductions made permanent by the Revenue Reconciliation Act of 1993. Individuals subject to these phase-out provisions would have to invest in taxable securities with a yield in excess of those shown on the table in order to achieve an after-tax yield equivalent to the yield on a comparable tax-exempt security.

Municipal notes include tax anticipation notes, revenue anticipation notes, bond anticipation notes and construction loan notes. For federal income tax purposes, the income earned from municipal securities may be entirely tax-free, taxable or subject to only the alternative minimum tax.

Under normal market conditions, the Fund expects to invest principally in Pennsylvania municipal securities with long-term maturities (i.e., more than 10 years). The Fund has the flexibility, however, to invest in Pennsylvania municipal securities with short- and medium-term maturities as well.

The Fund may also invest up to 20% of its total assets in municipal securities the interest income from which is taxable or subject to the alternative minimum tax ("AMT" bonds). Fund distributions from interest on certain municipal securities subject to the alternative minimum tax such as private activity bonds, will be a preference item for purposes of calculating individual and corporate alternative minimum taxes, depending upon investors' particular situations. In addition, state and local taxes may apply, depending upon your state and local tax laws.

Ordinarily, the Fund expects that 100% of its portfolio securities will be Pennsylvania municipal securities. The Fund may also hold cash or invest its assets in taxable securities.

The Fund may invest in stand-by commitments, third party puts, when-issued or forward delivery securities, and enter into repurchase agreements and reverse repurchase agreements, which may involve certain expenses and risks, including credit risks. These securities and techniques are not expected to comprise a major portion of the Fund's investments. See "Additional information about policies and investments" for more information about these investment techniques.

A portion of the Fund's income may be subject to federal, state and local income taxes.

Why invest in the Fund?

The Fund is designed for investors seeking double tax-free income--exempt both from Pennsylvania personal income tax and regular federal income tax. Because the Fund is intended for investors subject to Pennsylvania personal income tax and regular federal income tax, it may not be appropriate for all investors and is not available in all states.

As illustrated by the chart on the preceding page, depending on your tax bracket and individual situation, you may earn a substantially higher after-tax return from the Fund than from comparable investments that pay income subject to both Pennsylvania state personal income tax and regular federal income tax. For example, if your regular federal marginal tax rate is 36% and your Pennsylvania tax rate is 2.8%, your effective combined marginal tax rate is 37.8% when adjusted for the deductibility of state taxes. Thus, you would need to earn a taxable return of 7.97% to receive after-tax income equal to the 4.96% tax-free yield provided by Scudder Pennsylvania Tax Free Fund for the 30-day period ended March 31, 1996. In other words, it would be necessary to earn $1,607 from a taxable investment to equal $1,000 of tax-free income you receive from the Fund. The yield levels of tax-free and taxable investments continually change. Before investing in the Fund, you should compare its yield to the after-tax yield you would receive from a comparable investment paying taxable income. For up-to-date yield information on the Fund, shareholders can call SAIL, Scudder Automated Information Line, for toll-free information at any time.

In addition, the Fund offers all the benefits of the Scudder Family of Funds. Scudder, Stevens & Clark, Inc. manages a diverse family of pure no-load(TM) funds and provides a wide range of services to help investors meet their investment needs. Please refer to "Investment products and services" for additional information.

Additional information about policies and investments


Investment restrictions

The Fund has adopted certain fundamental policies which may not be changed without a vote of shareholders and which are designed to reduce the Fund's investment risk.


The Fund may not borrow money except as a temporary measure for extraordinary or emergency purposes or except in connection with reverse repurchase agreements, and may not make loans except through the lending of portfolio securities, the purchase of debt obligations or through repurchase agreements. Scudder Pennsylvania Tax Free Fund is a non-diversified fund (except to the extent diversification is required for federal income tax purposes).


The Fund may invest more than 25% of its assets in industrial development or other private activity bonds. For purposes of the Fund's investment limitation regarding concentration of investments in any one industry, all such bonds ultimately payable by companies within the same industry will be considered as if they were issued by issuers in the same industry.

At least 80% of the Fund's net assets is normally invested in Pennsylvania municipal securities.

When the Adviser determines that market conditions warrant, the Fund may, for temporary defensive purposes, invest more than 20% of its net assets in taxable securities.



Up to 20% of the Fund's assets may be held in cash or invested in short-term taxable investments, including repurchase agreements, U.S. Government obligations and other money market instruments.

A complete description of these and other policies and restrictions is contained under "Investment Restrictions" in the Fund's Statement of Additional Information.

Investing in Pennsylvania

The Fund is more susceptible to factors adversely affecting issuers of Pennsylvania municipal securities than is a comparable municipal bond fund that does not focus on investments of Pennsylvania issuers. Pennsylvania encountered some financial difficulties in prior years and may, as may any state, face some long-term problems in certain regions of the State and in certain sectors of the economy, which is concentrated in agriculture, heavy industry, medical and health services, financial institutions, education and trade. For additional information about the Pennsylvania economy, see the Fund's Statement of Additional Information dated August 1, 1996.

When-issued securities

The Fund may purchase securities on a when-issued or forward delivery basis, for payment and delivery at a later date. The price and yield are generally fixed on the date of commitment to purchase. During the period between purchase and settlement, no interest accrues to the Fund. At the time of settlement, the market value of the security may be more or less than the purchase price.

Repurchase agreements

As a means of earning taxable income for periods as short as overnight, the Fund may enter into repurchase agreements with selected banks and broker/dealers. Under a repurchase agreement, the Fund acquires securities, subject to the seller's agreement to repurchase at a specified time and price. Income from repurchase agreements will be taxable when distributed to shareholders.

Stand-by commitments

To facilitate liquidity, the Fund may enter into "stand-by commitments" permitting it to resell municipal securities to the original seller at a specified price. Stand-by commitments generally involve no cost to the Fund, and any costs would be, in any event, limited to no more than 0.50% of the value of the total assets of the Fund. Any such costs may, however, reduce yield.

Third party puts

The Fund may purchase long-term fixed rate bonds that have been coupled with an option granted by a third party financial institution allowing the Fund at specified intervals to tender (or "put") its bonds to the institution and receive the face value thereof. These third party puts are available in several different forms, may be represented by custodial receipts or trust certificates and may be combined with other features such as interest rate swaps.

Variable rate demand instruments

The Fund may purchase variable rate demand instruments that are tax-exempt municipal obligations providing for a periodic adjustment in the interest rate paid on the instrument according to changes in interest rates generally. These instruments also permit the Fund to demand payment of the unpaid principal balance plus accrued interest upon a specified number of days' notice to the issuer or its agent.

Municipal lease obligations

The Fund may invest in municipal lease obligations and participation interests in such obligations. These obligations, which may take the form of a lease, an installment purchase contract or a conditional sales contract, are issued by state and local governments and authorities to acquire land and a wide variety of equipment and facilities. Generally, the Fund will not hold such obligations directly, but will purchase a certificate of participation or other participation interest in a municipal obligation from a bank or other financial intermediary. A participation interest gives the Fund a proportionate interest in the underlying obligation.

Risk factors

The Fund's risks are determined by the nature of the securities held and the portfolio management strategies used by the Adviser. The following are descriptions of certain risks related to the investments and techniques that the Fund may use from time to time.

Non-diversified investment company. As a "non-diversified" investment company, the Fund may invest a greater proportion of its assets in the securities of a smaller number of issuers than a diversified investment company would. The investment of a large percentage of the Fund's assets in the securities of a small number of issuers may cause the Fund's share price to fluctuate more than that of a diversified investment company.

Investing in Pennsylvania. If either Pennsylvania or any of its local governmental entities were to be unable to meet its financial obligations, the income derived by the Fund, its net asset value or liquidity and the ability to preserve or realize appreciation of the Fund's capital could be adversely affected. Since the Fund will invest primarily in securities of Pennsylvania issuers, political and economic factors affecting Pennsylvania could affect the creditworthiness and the value of the securities in its portfolio. See "Investing in Pennsylvania" in the Fund's Statement of Additional Information for further details about the risks of investing in Pennsylvania obligations.

Debt securities.

The Fund may invest in securities rated below Baa by Moody's or BBB by S&P or Fitch. Moody's considers bonds it rates Baa to have speculative elements as well as investment-grade characteristics. Securities rated below investment-grade are commonly referred to as "junk bonds" and involve greater price volatility and higher degrees of speculation with respect to the payment of principal and interest than higher quality fixed-income securities. The market prices of such lower-rated debt securities may decline significantly in periods of general economic difficulty. In addition, the trading market for these securities is generally less liquid than for higher rated securities and the Fund may have difficulty disposing of these securities at the time it wishes to do so. The lack of a liquid secondary market for certain securities may also make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing its portfolio and calculating its net asset value.

Repurchase agreements. If the seller under a repurchase agreement becomes insolvent, the Fund's right to dispose of securities may be restricted, or the value of the securities may decline before the Fund is able to dispose of them. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the securities under a repurchase agreement, the Fund may encounter delay and incur costs, including a decline in the value of the securities before being able to sell the securities.

Third party puts. In connection with a third party put, the financial institution granting the option does not provide credit enhancement, and typically if there is a default on or significant downgrading of the bond or a loss of its tax-exempt status, the put option will terminate automatically and the risk to the Fund will be that of holding a long-term bond. Municipal lease obligations.

Municipal lease obligations and participation interests in such obligations frequently have risks distinct from those associated with general obligation or revenue bonds. Municipal lease obligations are not secured by the governmental issuer's credit, and if funds are not appropriated for lease payments, the lease may terminate, with the possibility of default on the lease obligation and significant loss to the Fund. Although "non-appropriation" obligations are secured by the leased property, disposition of that property in the event of foreclosure might prove difficult, time consuming and costly. In addition, the tax treatment of such obligations in the event of non-appropriation is unclear. In evaluating the credit quality of a municipal lease obligation that is unrated, the Adviser will consider a number of factors including the likelihood that the governmental issuer will discontinue appropriating funding for the leased property. For more information please refer to the Fund's Statement of Additional Information.

Distribution and performance information

Dividends and capital gains distributions

The Fund's dividends from net investment income are declared daily and distributed monthly. The Fund intends to distribute net realized capital gains after utilization of capital loss carryforwards, if any, in November or December to prevent application of federal excise tax, although an additional distribution may be made if necessary. Any dividends or capital gains distributions declared in October, November or December with a record date in such a month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. According to preference, shareholders may receive distributions in cash or have them reinvested in additional shares of the Fund.

Distributions derived from interest on Pennsylvania municipal securities are not subject to regular federal income taxes, except for the possible applicability of the federal alternative minimum tax. For federal income tax purposes, a portion of the Fund's income may be taxable to shareholders as ordinary income.

Long-term capital gains distributions, if any, are taxable as long-term capital gains for federal income tax purposes, regardless of the length of time shareholders have owned their shares. Short-term capital gains and any other taxable income distributions are taxable as ordinary income. Distributions of tax-exempt income are taken into consideration in computing the portion, if any, of Social Security and railroad retirement benefits subject to federal and, in some cases, state taxes.

Under Pennsylvania law, distributions paid by the Fund are exempt from Pennsylvania personal income tax for individuals who reside in Pennsylvania to the extent such distributions constitute dividends derived from interest payments on Pennsylvania municipal securities or distributions of gain from the sale of Pennsylvania municipal securities issued before February 1, 1994.

Other distributions, including capital gains not described in the preceding sentence, are taxable. Dividends derived from interest payments on Pennsylvania municipal securities or distributions of gain from the sale of Pennsylvania municipal securities issued before February 1, 1994 are not included in the Pennsylvania taxable income of a corporate shareholder subject to the Pennsylvania corporate net income tax.

Based upon written advice received by the Fund from the counties in which Harrisburg, Philadelphia and Pittsburgh are located, the Fund believes that individual shareholders of the Fund who are subject to the personal property tax levied by all Pennsylvania counties and cities that impose such a tax will be exempt from such tax on their shares of the Fund to the extent that the Fund's portfolio consists entirely of Pennsylvania municipal securities and certain other obligations not subject to the personal property tax on the annual assessment date. Corporations are not subject to Pennsylvania personal property taxes.

Information will also be provided to individual Pennsylvania shareholders regarding the portion of the value of their shares, if any, subject to Pennsylvania personal property tax.

The Fund ordinarily provides income that is 100% free from Pennsylvania personal income tax and regular federal income tax. However, income from repurchase agreements is taxable.

Some of the Fund's interest income may be treated as a tax preference item that may subject an individual investor to liability (or increased liability) under the federal alternative minimum tax, depending upon an investor's particular situation. However, at least 80% of the Fund's net assets will normally be invested in Pennsylvania municipal securities whose interest income is not treated as a tax preference item under the individual alternative minimum tax. Tax-exempt income may also subject a corporate investor to liability (or increased liability) under the corporate alternative minimum tax.

The Fund sends detailed tax information to shareholders about the amount and type of its distributions by January 31 of the following year.

Performance information

From time to time, quotations of the Fund's performance may be included in advertisements, sales literature, or shareholder reports. All performance figures are historical, show the performance of a hypothetical investment and are not intended to indicate future performance. The "SEC yield" of the Fund is an annualized expression of the net income generated by the Fund over a specified 30-day (one month) period, as a percentage of the Fund's share price on the last day of that period. This yield is calculated according to methods required by the Securities and Exchange Commission (the "SEC"), and therefore may not equate to the level of income paid to shareholders. The Fund's "tax-equivalent yield" is calculated by determining the rate of return that would have to be achieved on a fully

(Continued on page 14)


Purchases

 Opening             Minimum initial investment: $1,000; IRAs $500
 an account          Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums.
                     See appropriate plan literature.

                     o  By Mail              Send your completed and signed application and check
 Make checks
 payable to "The                                  by regular mail to:        or            by express, registered,
 Scudder Funds."                                                                           or certified mail to:

                                             The Scudder Funds                        Scudder Shareholder Service
                                             P.O. Box 2291                            Center
                                             Boston, MA                               42 Longwater Drive
                                             02107-2291                               Norwell, MA
                                                                                      02061-1612

                     o  By Wire              Please see Transaction information--Purchasing shares--
                                             By wire for details, including the ABA wire transfer number.
                                             Then call 1-800-225-5163 for instructions.

                     o  In Person            Visit one of our Funds Centers to complete your application with the help of a Scudder representative. Funds Center locations are listed under
                                             Shareholder benefits.
 -----------------------------------------------------------------------------------------------------------------------

 Purchasing          Minimum additional investment: $100; IRAs $50
 additional          Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums.
 shares              See appropriate plan literature.

 Make checks         o  By Mail              Send a check with a Scudder investment slip, or with a letter of
 payable to "The                             instruction including your account number and the
 Scudder Funds."                             complete Fund name, to the appropriate address listed above.

                     o  By Wire              Please see Transaction information--Purchasing shares--
                                             By wire for details, including the ABA wire transfer number.

                     o  In Person            Visit one of our Funds Centers to make an additional
                                             investment in your Scudder fund account. Funds Center locations are listed under Shareholder benefits.

                     o  By Telephone         Please see Transaction information--Purchasing shares-- By
                                             AutoBuy or By telephone order for more details.

                     o  By Automatic         You may arrange to make investments on a regular basis through automatic
                        Investment Plan      deductions from your bank checking account. Please call 1-800-225-5163
                        ($50 minimum)        for more information and an enrollment form.

Exchanges and redemptions

 Exchanging         Minimum investments:         $1,000 to establish a new account;
 shares                                          $100 to exchange among existing accounts

                   o By Telephone     To speak with a service representative, call 1-800-225-5163 from
                                      8 a.m. to 8 p.m. eastern time or to access SAIL(TM), Scudder's Automated
                                      Information Line, call 1-800-343-2890 (24 hours a day).

                   o By Mail          Print or type your instructions and include:
                     or Fax             -   the name of the Fund and the account number you are exchanging from;
                                        -   your name(s) and address as they appear on your account;
                                        -   the dollar amount or number of shares you wish to exchange;
                                        -   the name of the Fund you are exchanging into;
                                        -   your signature(s) as it appears on your account; and
                                        -   a daytime telephone number.

                                      Send your instructions
                                      by regular mail to:      or   by express, registered,   or   by fax to:
                                                                    or certified mail to:

                                      The Scudder Funds             Scudder Shareholder            1-800-821-6234
                                      P.O. Box 2291                 Service Center
                                      Boston, MA 02107-2291         42 Longwater Drive
                                                                    Norwell, MA
                                                                    02061-1612
 -----------------------------------------------------------------------------------------------------------------------
 Redeeming         o By Telephone     To speak with a service representative, call 1-800-225-5163 from
 shares                               8 a.m. to 8 p.m. eastern time or to access SAIL(TM), Scudder's Automated
                                      Information Line, call 1-800-343-2890 (24 hours a day). You may have redemption proceeds sent to your predesignated bank account, or redemption proceeds of up to $50,000 sent to your address of record.

                   o By Mail          Send your instructions for redemption to the appropriate address or fax number
                     or Fax           above and include:
                                        - the name of the Fund and account number you are redeeming from;
                                        - your name(s) and address as they appear on your account;
                                        - the dollar amount or number of shares you wish to redeem;
                                        - your signature(s) as it appears on your account; and
                                        - a daytime telephone number.

                                      A signature guarantee is required for redemptions over $50,000. See Transaction information--Redeeming shares.

                   o By Automatic  You may arrange to receive automatic cash payments periodically. Call
                     Withdrawal    1-800-225-5163 for more information and an enrollment form.
                     Plan

(Continued from page 11)

taxable investment to produce the after-tax equivalent of the Fund's yield, assuming certain tax brackets for a Fund shareholder. Yields are expressed as annualized percentages. "Total return" is the change in value of an investment in the Fund for a specified period. The "average annual total return" of the Fund is the average annual compound rate of return of an investment in the Fund assuming the investment has been held for one year, five years and the life of the Fund as of a stated ending date. "Cumulative total return" represents the cumulative change in value of an investment in the Fund for various periods. All types of total return calculations assume that all dividends and capital gains distributions during the period were reinvested in shares of the Fund. Performance will vary based upon, among other things, changes in market conditions and the level of the Fund's expenses.

Fund organization

Scudder Pennsylvania Tax Free Fund is a series of Scudder State Tax Free Trust (the "Trust"), an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Trust was organized as a Massachusetts business trust in May 1983. The Fund's activities are supervised by the Trust's Board of Trustees. Shareholders have one vote for each share held on matters on which they are entitled to vote. The Trust is not required to hold, and has no current intention of holding annual shareholder meetings, although special meetings may be called for purposes such as electing or removing Trustees, changing fundamental investment policies or approving an investment management contract. Shareholders will be assisted in communicating with other shareholders in connection with removing a Trustee as if Section 16(c) of the 1940 Act were applicable.

Investment adviser

The Fund retains the investment management firm of Scudder, Stevens & Clark, Inc., a Delaware corporation, to manage the Fund's daily investment and business affairs subject to the policies established by the Board of Trustees. The Trustees have overall responsibility for the management of the Fund under Massachusetts law.

The Adviser receives monthly an investment management fee for its services, which fee equals approximately 0.60% of the Fund's average daily net assets on an annual basis.


The Adviser has agreed to maintain the annualized expenses of the Fund at not more than 0.50% of the average daily net assets of the Fund until _______, 1998. For the year ended March 31, 1997, the Adviser received an investment management fee of ____% of the Fund's average daily net assets on an annual basis.


All of the Fund's expenses are paid out of gross investment income. Shareholders pay no direct charges or fees for investment services.

Scudder, Stevens & Clark, Inc. is located at Two International Place, Boston, Massachusetts.

Transfer agent

Scudder Service Corporation, P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Adviser is the transfer, shareholder servicing and dividend-paying agent for the Fund.

Underwriter

Scudder Investor Services, Inc., a subsidiary of the Adviser, is the Fund's principal underwriter. Scudder Investor Services, Inc. confirms, as agent, all purchases of shares of the Fund. Scudder Investor Relations is a telephone information service provided by Scudder Investor Services, Inc.

Fund accounting agent

Scudder Fund Accounting Corporation, a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the general accounting records of the Fund.

Custodian

State Street Bank and Trust Company is the Fund's custodian.

Transaction information

Purchasing shares

Purchases are executed at the next calculated net asset value per share after the Fund's transfer agent receives the purchase request in good order. Purchases are made in full and fractional shares. (See "Share price.")

By check. If you purchase shares with a check that does not clear, your purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. Checks must be drawn on or payable through a U.S. bank. If you purchase shares by check and redeem them within seven business days of purchase, the Fund may hold redemption proceeds until the purchase check has cleared. If you purchase shares by federal funds wire, you may avoid this delay. Redemption requests by telephone prior to the expiration of the seven-day period will not be accepted.

By wire. To open a new account by wire, first call Scudder at 1-800-225-5163 to obtain an account number. A representative will instruct you to send a completed, signed application to the transfer agent. Accounts cannot be opened without a completed, signed application and a Scudder fund account number. Contact your bank to arrange a wire transfer to:

        The Scudder Funds
        State Street Bank and Trust Company
        Boston, MA 02101
        ABA Number 011000028
        DDA Account 9903-5552

Your wire instructions must also include:

-- the name of the fund in which the money is to be invested, -- the account number of the fund, and -- the name(s) of the account holder(s).

The account will be established once the application and money order are received in good order.

You may also make additional investments of $100 or more to your existing account by wire.

By exchange. Your new account will have the same registration and address as your existing account.

The exchange requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. Please call 1-800-225-5163 for more information, including information about the transfer of special account features.

You can also make exchanges among your Scudder fund accounts on SAIL, the Scudder Automated Information Line, by calling 1-800-343-2890.

By telephone order. To a limited extent, certain financial institutions may place orders to purchase shares unaccompanied by payment prior to the close of regular trading on the New York Stock Exchange (the "Exchange"), normally 4:00 p.m. eastern time, and receive that day's price. Please call 1-800-854-8525 for more information, including the dividend treatment and method and manner of payment for Fund shares.

By "AutoBuy." If you elected "AutoBuy" for your account, you can call toll-free to purchase shares. The money will be automatically transferred from your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "AutoBuy," call 1-800-225-5163 for more information.

To purchase additional shares, call 1-800-225-5163. Purchases must be for at least $250 but not more than $250,000. Proceeds in the amount of your purchase will be transferred from your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. "AutoBuy" requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day.

If you purchase shares by "AutoBuy" and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account, the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. "AutoBuy" transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

Redeeming shares

The Fund allows you to redeem shares (i.e., sell them back to the Fund) without redemption fees.

By telephone. This is the quickest and easiest way to sell Fund shares. If you elected telephone redemption to your bank on your application, you can call to request that federal funds be sent to your authorized bank account. If you did not elect telephone redemption to your bank on your application, call 1-800-225-5163 for more information.

Redemption proceeds will be wired to your bank unless otherwise requested. If your bank cannot receive federal reserve wires, redemption proceeds will be mailed to your bank. There will be a $5 charge for all wire redemptions.

You can also make redemptions from your Scudder fund account on SAIL by calling 1-800-343-2890.

If you open an account by wire, you cannot redeem shares by telephone until the Fund's transfer agent has received your completed and signed application.

In the event that you are unable to reach the Fund by telephone, you should write to the Fund; see "How to contact Scudder" for the address.

By "AutoSell." If you elected "AutoSell" for your account, you can call toll-free to redeem shares. The money will be automatically transferred to your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "AutoSell," call 1-800-225-5163 for more information.

To redeem shares, call 1-800-225-5163. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. "AutoSell" requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day.

"AutoSell" transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

Signature guarantees. For your protection and to prevent fraudulent redemptions, on written redemption requests in excess of $50,000 we require an original signature and an original signature guarantee for each person in whose name the account is registered. (The Fund reserves the right, however, to require a signature guarantee for all redemptions.) You can obtain a signature guarantee from most banks, credit unions or savings associations, or from broker/dealers, municipal securities broker/dealers, government securities broker/dealers, national securities exchanges, registered securities associations or clearing agencies deemed eligible by the Securities and Exchange Commission. Signature guarantees by notaries public are not acceptable. Redemption requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. For more information, please call 1-800-225-5163.

Telephone transactions

Shareholders automatically receive the ability to exchange by telephone and the right to redeem by telephone up to $50,000 to their address of record. Shareholders also may, by telephone, request that redemption proceeds be sent to a predesignated bank account. The Fund uses procedures designed to give reasonable assurance that telephone instructions are genuine, including recording telephone calls, testing a caller's identity and sending written confirmation of telephone transactions. If the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Share price

Purchases and redemptions, including exchanges, are made at net asset value. Scudder Fund Accounting Corporation determines net asset value per share as of the close of regular trading on the New York Stock Exchange (the "Exchange"), normally 4 p.m. eastern time, on each day the Exchange is open for trading. Net asset value per share is calculated by dividing the value of total Fund assets, less all liabilities, by the total number of shares outstanding.

Processing time

All purchase and redemption requests must be received in good order by the Fund's transfer agent. Those requests received by the close of regular trading on the Exchange are executed at the net asset value per share calculated at the close of trading that day. Purchase and redemption requests received after the close of regular trading on the Exchange will be executed the following business day. Purchases made by federal funds wire before noon eastern time will begin earning income that day; all other purchases received before the close of regular trading on the Exchange will begin earning income the next business day. Redeemed shares will earn income on the day on which the redemption request is executed.

If you wish to make a purchase of $500,000 or more, you should notify Scudder Investor Relations by calling 1-800-225-5163.

The Fund will normally send redemption proceeds within one business day following the redemption request, but may take up to seven business days (or longer in the case of shares recently purchased by check).

Purchase restrictions

Purchases and sales should be made for long-term investment purposes only. The Fund and Scudder Investor Services, Inc. each reserves the right to reject purchases of Fund shares (including exchanges) for any reason including when a pattern of frequent purchases and sales made in response to short-term fluctuations in the Fund's share price appears evident.

Tax information

A redemption of shares, including an exchange into another Scudder fund, is a sale of shares and may result in a gain or loss for income tax purposes.

Tax identification number

Be sure to complete the Tax Identification Number section of the Fund's application when you open an account. Federal tax law requires the Fund to withhold 31% of taxable dividends, capital gains distributions and redemption and exchange proceeds from accounts (other than those of certain exempt payees) without a certified Social Security or tax identification number and certain other certified information or upon notification from the IRS or a broker that withholding is required. The Fund reserves the right to reject new account applications without a certified Social Security or tax identification number. The Fund also reserves the right, following 30 days' notice, to redeem all shares in accounts without a certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing the Fund with a tax identification number during the 30-day notice period.

Minimum balances

Shareholders should maintain a share balance worth at least $1,000, which amount may be changed by the Board of Trustees. The Fund reserves the right, following 60 days' written notice to shareholders, to redeem all shares in sub-minimum accounts, including accounts of new investors, where a reduction in value has occurred due to a redemption or exchange out of the account. Reductions in value that result solely from market activity will not trigger an involuntary redemption. The Fund will mail the proceeds of the redeemed account to the shareholder. The shareholder may restore the share balance to $1,000 or more during the 60-day notice period and must maintain it at no lower than that minimum to avoid involuntary redemption.

Third party transactions

If purchases and redemptions of Fund shares are arranged and settlement is made at an investor's election through a member of the National Association of Securities Dealers, Inc., other than Scudder Investor Services, Inc., that member may, at its discretion, charge a fee for that service.

Shareholder benefits

Experienced professional management

Scudder, Stevens & Clark, Inc., one of the nation's most experienced investment management firms, actively manages your Scudder fund investment. Professional management is an important advantage for investors who do not have the time or expertise to invest directly in individual securities.

A team approach to investing

Scudder Pennsylvania Tax Free Fund is managed by a team of Scudder investment professionals, who each play an important role in the Fund's management process. Team members work together to develop investment strategies and select securities for the Fund's portfolio. They are supported by Scudder's large staff of economists, research analysts, traders and other investment specialists. We believe our team approach benefits Fund investors by bringing together many disciplines and leveraging Scudder's extensive resources.

Lead Portfolio Manager Donald C. Carleton assumed responsibilities for the Fund's day-to-day management and investment strategies in January 1995. Mr. Carleton has over 25 years of investment management experience and has worked at Scudder since 1983. Philip G. Condon, Portfolio Manager, became a member of the team in 1987 and has worked at Scudder since 1983. Mr. Condon has 16 years of experience in municipal investing and portfolio management.


SAIL(TM)-- Scudder Automated Information Line For personalized account information including fund prices, yields and account balances, to perform transactions in existing Scudder fund accounts, or to obtain information on any Scudder fund, shareholders can call Scudder's Automated Information Line (SAIL) at 1-800-343-2890, 24 hours a day. During periods of extreme economic or market changes, or other conditions, it may be difficult for you to effect telephone transactions in your account. In such an event you should write to the Fund; please see "How to contact Scudder" for the address.

Investment flexibility

Scudder offers toll-free telephone exchange between funds at current net asset value. You can move your investments among money market, income, growth, tax-free and growth and income funds with a simple toll-free call or, if you prefer, by sending your instructions through the mail or by fax. Telephone and fax redemptions and exchanges are subject to termination and their terms are subject to change at any time by the Fund or the transfer agent. In some cases, the transfer agent or Scudder Investor Services, Inc. may impose additional conditions on telephone transactions.

Personal Counsel(SM) -- A Managed Fund Portfolio Program

If you would like to receive direct guidance and management of your overall mutual fund portfolio to help you pursue your investment goals, you may be interested in Personal Counsel from Scudder. Personal Counsel, a program of Scudder Investor Services, Inc., a registered investment adviser and a subsidiary of Scudder, Stevens & Clark, Inc., combines the benefits of a customized portfolio of pure no-load Scudder Funds with ongoing portfolio monitoring and individualized service, for an annual fee of generally 1% or less of assets (with a $1,000 minimum). In addition, it draws upon Scudder's more than 75-year heritage of providing investment counsel to large corporate and private clients. If you have $100,000 or more to invest initially and would like more information about Personal Counsel, please call 1-800-700-0183.

Dividend reinvestment plan

You may have dividends and distributions automatically reinvested in additional Fund shares. Please call 1-800-225-5163 to request this feature.

Shareholder statements

You receive a detailed account statement every time you purchase or redeem shares. All of your statements should be retained to help you keep track of account activity and the cost of shares for tax purposes.

Shareholder reports

In addition to account statements, you receive periodic shareholder reports highlighting relevant information, including investment results and a review of portfolio changes. To reduce the volume of mail you receive, only one copy of most Fund reports, such as the Fund's Annual Report, may be mailed to your household (same surname, same address). Please call 1-800-225-5163 if you wish to receive additional shareholder reports.

Newsletters

Four times a year, Scudder sends you Perspectives, an informative newsletter covering economic and investment developments, service enhancements and other topics of interest to Scudder fund investors.

Scudder Funds Centers

As a convenience to shareholders who like to conduct business in person, Scudder Investor Services, Inc. maintains Funds Centers in Boca Raton, Boston, Chicago, New York and San Francisco.

T.D.D. service for the hearing impaired

Scudder's full range of investor information and shareholder services is available to hearing impaired investors through a toll-free T.D.D. (Telephone Device for the Deaf) service. If you have access to a T.D.D., call 1-800-543-7916 for investment information or specific account questions and transactions.

Scudder tax-advantaged retirement plans


Scudder offers a variety of tax-advantaged retirement plans for individuals, businesses and non-profit organizations. These flexible plans are designed for use with the Scudder Family of Funds (except Scudder tax-free funds, which are inappropriate for such plans). Scudder Funds offer a broad range of investment objectives and can be used to seek almost any investment goal. Using Scudder's retirement plans can help shareholders save on current taxes while building their retirement savings.

     o Scudder No-Fee IRA
     o 401(k) Plans
     o Profit Sharing and Money Purchase Pension Plans (Keogh Plans)
     o 403(b) Plans
     o SEP-IRA
     o Scudder Horizon Plan (a variable annuity)

Scudder Trust Company (an affiliate of the Adviser) is Trustee or Custodian for some of these plans and is paid an annual fee for some of the above retirement plans. For information about establishing a Scudder No-Fee IRA, SEP-IRA, Profit Sharing Plan, Money Purchase Pension Plan or a Scudder Horizon Plan, please call 1-800-225-2470. For information about 401(k)s or 403(b)s please call 1-800-323-6105. To effect transactions in existing IRA, SEP-IRA, Profit Sharing or Pension Plan accounts, call 1-800-225-5163.

The variable annuity contract is provided by Charter National Life Insurance Company (in New York State, Intramerica Life Insurance Company [S 1802]). The contract is offered by Scudder Insurance Agency, Inc. (in New York State, Nevada and Montana, Scudder Insurance Agency of New York, Inc.). CNL, Inc. is the Principal Underwriter. Scudder Horizon Plan is not available in all states.

Trustees and Officers

David S. Lee*
     President and Trustee

Henry P. Becton, Jr.
     Trustee; President and General Manager, WGBH Educational Foundation

E. Michael Brown*
     Trustee

Dawn-Marie Driscoll
     Trustee; Executive Fellow, Center for Business Ethics; President, Driscoll Associates

Peter B. Freeman
     Trustee; Corporate Director and Trustee

Dudley H. Ladd*
     Trustee

Wesley W. Marple, Jr.
     Trustee; Professor of Business Administration, Northeastern University College of Business Administration

Daniel Pierce*
     Trustee

Jean C. Tempel
     Trustee; General Partner, TL Ventures

Donald C. Carleton*
     Vice President

Philip G. Condon*
     Vice President

Jerard K. Hartman*
     Vice President

Thomas W. Joseph*
     Vice President

Jeremy L. Ragus*
     Vice President

Rebecca Wilson*
     Vice President

Thomas F. McDonough*
     Vice President and Secretary

Pamela A. McGrath*
     Vice President and Treasurer

Edward J. O'Connell*
     Vice President and Assistant Treasurer

*Scudder, Stevens & Clark, Inc.

Investment products and services

The Scudder Family of Funds+++
--------------------------------------------------------------------------------


Money Market
------------
  Scudder U.S. Treasury Money Fund
  Scudder Cash Investment Trust


Tax Free Money Market+
----------------------
  Scudder Tax Free Money Fund
  Scudder California Tax Free Money Fund*
  Scudder New York Tax Free Money Fund*


Tax Free+
---------
  Scudder Limited Term Tax Free Fund
  Scudder Medium Term Tax Free Fund
  Scudder Managed Municipal Bonds
  Scudder High Yield Tax Free Fund
  Scudder California Tax Free Fund*
  Scudder Massachusetts Limited
    Term Tax Free Fund*
  Scudder Massachusetts Tax Free Fund*
  Scudder New York Tax Free Fund*
  Scudder Ohio Tax Free Fund*
  Scudder Pennsylvania Tax Free Fund*


U.S. Income
-----------
  Scudder Short Term Bond Fund
  Scudder Zero Coupon 2000 Fund
  Scudder GNMA Fund
  Scudder Income Fund
  Scudder High Yield Bond Fund


Global Income
-------------
  Scudder Global Bond Fund
  Scudder International Bond Fund
  Scudder Emerging Markets Income Fund


Asset Allocation
----------------
  Scudder Pathway Conservative Portfolio
  Scudder Pathway Balanced Portfolio
  Scudder Pathway Growth Portfolio
  Scudder Pathway International Portfolio


U.S. Growth and Income
----------------------
  Scudder Balanced Fund
  Scudder Growth and Income Fund



U.S. Growth
-----------
  Value
    Scudder Large Company Value  Fund
    Scudder Value Fund
    Scudder Small Company Value Fund
    Scudder Micro Cap Fund

  Growth
    Scudder Classic Growth Fund
    Scudder Large Company Growth Fund
    Scudder Development Fund
    Scudder 21st Century Growth Fund


Global Growth
-------------
  Worldwide
    Scudder Global Fund
    Scudder International Fund
    Scudder Global Discovery Fund
    Scudder Emerging Markets Growth Fund
    Scudder Gold Fund

  Regional
    Scudder Greater Europe Growth Fund
    Scudder Pacific Opportunities Fund
    Scudder Latin America Fund
    The Japan Fund


Retirement Programs
-------------------
  IRA
  SEP IRA
  Keogh Plan
  401(k), 403(b) Plans
  Scudder Horizon Plan *+++ +++
    (a variable annuity)


Closed-End Funds#
--------------------------------------------------------------------------------
  The Argentina Fund, Inc.
  The Brazil Fund, Inc.
  The First Iberian Fund, Inc.
  The Korea Fund, Inc.
  The Latin America Dollar Income Fund, Inc.
  Montgomery Street Income Securities, Inc.
  Scudder New Asia Fund, Inc.
  Scudder New Europe Fund, Inc.
  Scudder World Income  Opportunities
    Fund, Inc.

For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +++Funds within categories are listed in order from expected least risk to most risk. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *Not available in all states. +++ +++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder, Stevens & Clark, Inc., are traded on various stock exchanges.

How to contact Scudder

Account Service and Information:

          For existing account service and transactions
               Scudder Investor Relations -- 1-800-225-5163

          For 24 hour account information, fund information, exchanges, and an overview of all the services available to you
               Scudder Electronic Account Services -- http://funds.scudder.com

          For personalized information about your Scudder accounts, exchanges and redemptions
               Scudder Automated Information Line (SAIL) -- 1-800-343-2890

Investment Information:

          For information about the Scudder funds, including additional applications and prospectuses, or for answers to investment questions
               Scudder Investor Relations -- 1-800-225-2470
                                             Investor.Relations@scudder.com
               Scudder's World Wide Web Site -- http://funds.scudder.com

          For establishing 401(k) and 403(b) plans
               Scudder Defined Contribution Services -- 1-800-323-6105

Scudder Brokerage Services:

          To receive information about this discount brokerage service and to obtain an application Scudder
               Brokerage Services* -- 1-800-700-0820

Personal Counsel(SM) -- A Managed Fund Portfolio Program:

          To receive information about this mutual fund portfolio guidance and management program
               Personal Counsel from Scudder -- 1-800-700-0183

Please address all correspondence to:

                  The Scudder Funds
                  P.O. Box 2291
                  Boston, Massachusetts
                  02107-2291

Or Stop by a Scudder Funds Center:

          Many shareholders enjoy the personal, one-on-one service of the Scudder Funds Centers. Check for a Funds Center near you--they can be found in the following cities:

                   Boca Raton       Chicago           San Francisco
                   Boston           New York

Scudder Investor Relations and Scudder Funds Centers are services provided through Scudder Investor Services, Inc., Distributor.

* Scudder Brokerage Services, Inc., 42 Longwater Drive, Norwell, MA 02061--Member NASD/SIPC.

                      SCUDDER NEW YORK TAX FREE MONEY FUND

                                       and

                         SCUDDER NEW YORK TAX FREE FUND


              Two Pure No-Load(TM) (No Sales Charges) Mutual Funds
                         Specializing in the Management
                           of New York State Municipal
                               Security Portfolios

                                       and

                           SCUDDER OHIO TAX FREE FUND


                      A Pure No-Load(TM) (No Sales Charges)
                         Mutual Fund Specializing in the
                              Management of an Ohio
                              Municipal Securities
                                    Portfolio

                                       and

                       SCUDDER PENNSYLVANIA TAX FREE FUND


                      A Pure No-Load(TM) (No Sales Charges)
                   Mutual Fund Specializing in the Management
                           of a Pennsylvania Municipal
                              Securities Portfolio




--------------------------------------------------------------------------------



                       STATEMENT OF ADDITIONAL INFORMATION


                                 August 1, 1997




--------------------------------------------------------------------------------



         This combined Statement of Additional Information is not a prospectus and should be read in conjunction with the combined prospectus of Scudder New York Tax Free Money Fund and Scudder New York Tax Free Fund and the prospectuses of Scudder Ohio Tax Free Fund and Scudder Pennsylvania Tax Free Fund dated August 1, 1997, as amended from time to time, a copy of which may be obtained without charge by writing to Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103.



                                            TABLE OF CONTENTS
                                                                                                                  Page


THE FUNDS' INVESTMENT OBJECTIVES AND POLICIES.........................................................................1
         General Investment Objectives and Policies of Scudder New York Tax Free Money Fund...........................1
         General Investment Objective and Policies of Scudder New York Tax Free Fund..................................3
         General Investment Objective and Policies of Scudder Ohio Tax Free Fund......................................4
         General Investment Objective and Policies of Scudder Pennsylvania Tax Free Fund..............................5
         Management Strategies for Scudder New York Tax Free Fund and Scudder Ohio Tax Free Fund.....................11
         Management Strategies for Scudder Pennsylvania Tax Free Fund................................................12
         Investing in New York.......................................................................................13
         Investing in Ohio...........................................................................................20
         Investing in Pennsylvania...................................................................................23
         Investments, Investment Techniques and Considerations Common to the Funds...................................27
         Investment Restrictions of Scudder New York Tax Free Money Fund and Scudder New York Tax Free
              Fund...................................................................................................33
         Investment Restrictions of Scudder Ohio Tax Free Fund.......................................................38
         Investment Restrictions of Scudder Pennsylvania Tax Free Fund...............................................40

PURCHASES............................................................................................................42
         Additional Information About Opening An Account.............................................................42
         Checks......................................................................................................42
         Wire Transfer of Federal Funds..............................................................................42
         Additional Information About Making Subsequent Investments by AutoBuy.......................................43
         Share Price.................................................................................................44
         Share Certificates..........................................................................................44
         Other Information...........................................................................................44

EXCHANGES AND REDEMPTIONS............................................................................................44
         Exchanges...................................................................................................44
         Redemption by Telephone.....................................................................................45
         Redemption By AutoSell......................................................................................46
         Redemption by Mail or Fax...................................................................................46
         Redemption by Write-A-Check.................................................................................47
         Other Information...........................................................................................47

FEATURES AND SERVICES OFFERED BY THE FUNDS...........................................................................47
         The Pure No-Load(TM) Concept................................................................................47
         Dividend Reinvestment Plan..................................................................................48
         Scudder Funds Centers.......................................................................................49
         Reports to Shareholders.....................................................................................49
         Transaction Summaries.......................................................................................49

THE SCUDDER FAMILY OF FUNDS..........................................................................................49

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS............................................................................54

PERFORMANCE INFORMATION..............................................................................................54
         Average Annual Total Return.................................................................................54
         Cumulative Total Return.....................................................................................55
         Total Return................................................................................................55
         Yield.......................................................................................................56
         Effective Yield.............................................................................................56
         Tax-Equivalent Yield........................................................................................56

ORGANIZATION OF THE FUNDS............................................................................................60

                                       i


                          TABLE OF CONTENTS (continued)
                                                                                                                  Page

INVESTMENT ADVISER...................................................................................................61
         Scudder New York Tax Free Fund..............................................................................62
         Scudder New York Tax Free Money Fund........................................................................63
         Scudder Ohio Tax Free Fund..................................................................................64
         Scudder Pennsylvania Tax Free Fund..........................................................................65
         Personal Investments by Employees of the Adviser............................................................67

TRUSTEES AND OFFICERS................................................................................................67

REMUNERATION.........................................................................................................69

DISTRIBUTOR..........................................................................................................70

TAXES................................................................................................................71
         Federal Taxation............................................................................................71
         State Taxation..............................................................................................74
         Scudder New York Tax Free Money Fund and Scudder New York Tax Free Fund.....................................74
         Scudder Ohio Tax Free Fund..................................................................................75
         Scudder Pennsylvania Tax Free Fund..........................................................................75

PORTFOLIO TRANSACTIONS...............................................................................................76
         Brokerage Commissions.......................................................................................76
         Portfolio Turnover..........................................................................................76

NET ASSET VALUE......................................................................................................77

ADDITIONAL INFORMATION...............................................................................................78
         Experts.....................................................................................................78
         Shareholder Indemnification.................................................................................78
         Ratings of Municipal Obligations............................................................................78
         Commercial Paper Ratings....................................................................................79
         Glossary....................................................................................................80
         Other Information...........................................................................................80

FINANCIAL STATEMENTS.................................................................................................81

                  THE FUNDS' INVESTMENT OBJECTIVES AND POLICIES

            (See "Investment objectives and policies" and "Additional information about policies and investments" in the Funds'
                                 prospectuses.)

         Scudder New York Tax Free Money Fund, Scudder New York Tax Free Fund, Scudder Ohio Tax Free Fund and Scudder Pennsylvania Tax Free Fund (each a "Fund," collectively the "Funds") are each a series of Scudder State Tax Free Trust (the "Trust"). The Trust is a pure no-load(TM), open-end management investment company (or mutual fund), presently consisting of six series.

General Investment Objectives and Policies of
Scudder New York Tax Free Money Fund

         The investment objectives of Scudder New York Tax Free Money Fund are stability of capital and the maintenance of a constant net asset value of $1.00 per share, while providing New York taxpayers income exempt from New York State and New York City personal income taxes and regular federal income tax. The Fund pursues these objectives through the professional and efficient management of a high quality portfolio consisting primarily of short-term municipal obligations (as defined below under "Investments and Investment Techniques -- Municipal Obligations") having remaining maturities of 397 calendar days or less with a dollar-weighted average portfolio maturity of 90 days or less. The Fund seeks to maintain a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible. There can be no assurance that the Fund's objectives will be met or that income to shareholders which is exempt from regular federal income tax will be exempt from state and local taxes and the federal alternative minimum tax. Because of its focus on New York tax-exempt investments, the Scudder New York Tax Free Money Fund will have a more limited number of investment options available to it than a fund that does not focus on investments from a single state. Consequently, the Fund may need to invest a significant percentage of its assets in single issuer. Changes in the financial condition or market assessment of such an issuer could have a significant adverse impact on the Fund. Therefore an investment in this Fund may be riskier than an investment in a money market fund that does not focus on investments from a single state.

         Scudder New York Tax Free Money Fund's portfolio consists primarily of obligations issued by municipalities located in New York State and other qualifying issuers (including Puerto Rico, the U.S. Virgin Islands and Guam) whose interest payments, if distributed to New York residents, would be exempt, in the opinion of bond counsel rendered on the date of issuance, from New York State and New York City personal income taxes as well as regular federal income tax. Because the Fund is intended for investors subject to New York personal income taxes and federal income tax, it may not be appropriate for all investors and is not available in all states. The Fund may also invest in taxable obligations for temporary defensive purposes.

Scudder New York Tax Free Money Fund's Investments. The Fund seeks to provide New York taxpayers with income exempt from New York State and New York City personal income taxes and regular federal income tax through a portfolio of high quality municipal securities. As a matter of fundamental policy which cannot be changed without the approval of a majority of the Fund's outstanding voting securities (as defined below under "Investment Restrictions"), at least 80% of the net assets of the Fund will be invested in municipal obligations the income from which is exempt from regular federal income tax, and New York State and New York City personal income taxes ("New York municipal securities") except that when the Fund's investment adviser, Scudder, Stevens & Clark, Inc. (the "Adviser") determines that market conditions warrant, the Fund may, for temporary defensive purposes, invest more than 20% of its net assets in securities the income from which may be subject to regular federal income tax and New York State and New York City personal income taxes. The Scudder New York Tax Free Money Fund is concentrated in securities issued by New York governments and related entities. Changes in the financial condition or market assessment of the financial condition of these entities could have a significant adverse impact on the Fund. Consequently, an investment in the Fund may be riskier than an investment in a money market fund that does not concentrate in securities issued by, or within, a single state.

         Under normal market conditions, the Fund's portfolio securities will consist of New York municipal securities. In addition, the Fund may make temporary taxable investments as described below, and may hold cash. Generally, the Fund may purchase only securities which are rated, or issued by an issuer rated, within the two highest quality ratings categories of two or more of the following rating agencies: Moody's Investors Service, Inc. ("Moody's") (Aaa and Aa, MIG 1 and MIG 2, and P1), Standard & Poor's ("S&P") (AAA and AA, SP1+ and

SP1, A1+ and A1), and Fitch Investors Service, Inc. ("Fitch") (AAA and AA, F1+, F1 and F2). Where only one rating agency has rated a security (or its issuer), the Fund may purchase that security as long as the rating falls within the categories described above. For a description of ratings for municipal obligations, see "ADDITIONAL INFORMATION -- Ratings of Municipal Obligations." In addition, unrated municipal obligations will be considered as being within the foregoing quality ratings if other equal or junior municipal obligations of the same issuer are rated and their ratings are within the foregoing ratings of Moody's, S&P or Fitch. The Fund may also invest in municipal obligations which are unrated if such securities possess creditworthiness comparable to those rated securities in which the Fund may invest. Comparability is determined by the Adviser acting pursuant to guidelines adopted by, and under the supervision of, the Trustees.

         Subsequent to its purchase by the Fund, an issue of municipal obligations may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. The Adviser will dispose of such security unless the Board of Trustees of the Trust determines that such disposal would not be in the best interest of the Fund. To the extent that the ratings accorded by Moody's, S&P or Fitch for municipal obligations may change as a result of changes in these rating systems, the Adviser will attempt to use comparable ratings as standards for its investment in municipal obligations in accordance with the investment policies contained herein.

         From time to time on a temporary basis or for temporary defensive purposes, the Fund may, subject to its investment restrictions, hold cash and invest in taxable investments which mature in one year or less at the time of purchase, consisting of (1) other obligations issued by or on behalf of municipal or corporate issuers; (2) U.S. Treasury notes, bills and bonds; (3) obligations of agencies and instrumentalities of the U.S. Government; (4) money market instruments, such as domestic bank certificates of deposit, finance company and corporate commercial paper, and bankers' acceptances; and (5) repurchase agreements (see below) with respect to any of the obligations which the Fund is permitted to purchase. The Fund will not invest in instruments issued by banks or savings and loan associations unless at the time of investment such issuers have total assets in excess of $1 billion (as of the date of their most recently published financial statements). Commercial paper investments will be limited to commercial paper rated A-1 by S&P, Prime 1 by Moody's or F-1 by Fitch. The Fund may hold cash or invest in temporary taxable investments due, for example, to market conditions or pending investment of proceeds of subscriptions for shares of the Fund or proceeds from the sale of portfolio securities or in anticipation of redemptions. However, the Adviser expects to invest such proceeds in municipal obligations as soon as practicable. Interest income from temporary investments may be taxable to shareholders as ordinary income.

Amortized Cost Valuation of Portfolio Securities. Pursuant to Rule 2a-7 of the Securities and Exchange Commission (the "SEC"), Scudder New York Tax Free Money Fund uses the amortized cost method of valuing its investments, which facilitates the maintenance of the Fund's per share net asset value at $1.00. The amortized cost method, which is used to value all of the Fund's portfolio securities, involves initially valuing a security at its cost and thereafter amortizing to maturity any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

         Consistent with the provisions of the Rule, the Fund maintains a dollar weighted average portfolio maturity of 90 days or less, purchases only instruments having remaining maturities of 397 calendar days or less, and invests only in securities determined by the Trustees to be of high quality with minimal credit risks, or as directed by the Trustees.

         The Trustees have also established procedures designed to stabilize, to the extent reasonably possible, the Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of the Fund's portfolio by the Trustees, at such intervals as they deem appropriate, to determine whether the Fund's net asset value calculated by using available market quotations or market equivalents (i.e., determination of value by reference to interest rate levels, quotations of comparable securities and other factors) deviates from $1.00 per share based on amortized cost. Market quotations and market equivalents used in such review may be obtained from an independent pricing service approved by the Trustees.

         The extent of deviation between the Fund's net asset value based upon available market quotations or market equivalents and $1.00 per share based on amortized cost will be periodically examined by the Trustees. If such deviation exceeds l/2 of l%, the Trustees will promptly consider what action, if any, will be initiated. In the event the Trustees determine that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, they will take such corrective action as they regard to be necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding part or all of dividends or payment of distributions from capital or capital gains; redemptions of shares in kind; or establishing a net asset value per share by using available market quotations or equivalents. In addition, in order to stabilize the net asset value per share at $1.00 the Trustees have the authority (1) to reduce or increase the number of shares outstanding on a pro rata basis, and (2) to offset each shareholder's pro rata portion of the deviation between net asset value per share and $1.00 from the shareholder's accrued dividend account or from future dividends. The Fund may hold cash for the purpose of stabilizing its net asset value per share. Holdings of cash, on which no return is earned, would tend to lower the yield of the Fund.

Securities backed by guarantees. The Scudder New York Tax Free Money Fund invests in securities backed by guarantees from banks, insurance companies and other financial institutions. The Fund's ability to maintain a stable share price may depend upon such guarantees, which are not supported by federal deposit insurance. Consequently, changes in the credit quality of these institutions could have an adverse impact on securities they have guaranteed or backed, which could cause losses to the Fund and affect its share price.

General Investment Objective and Policies of Scudder New York Tax Free Fund

         The investment objective of the Fund is to provide income that is exempt from New York State and New York City personal income taxes and regular federal income tax when distributed to New York residents through the professional and efficient management of a portfolio consisting principally of New York municipal securities. In pursuit of its objective, the Fund will invest principally in New York municipal securities that are rated Aa or A by Moody's or AA or A by S&P or by Fitch, or are of equivalent quality as determined by the Adviser. There can be no assurance that the objective of the Fund will be met or that all income to shareholders which is exempt from regular federal income taxes will be exempt from state or city taxes, or from the federal alternative minimum tax.

         Scudder New York Tax Free Fund's portfolio consists primarily of obligations issued by municipalities located in New York State and other qualifying issuers (including Puerto Rico, the U.S. Virgin Islands and Guam) whose interest payments, if distributed to New York residents, would be exempt, in the opinion of bond counsel rendered on the date of issuance, from New York State and New York City as well as regular federal income taxes. The Fund may also invest in taxable obligations for temporary or defensive purposes.

Scudder New York Tax Free Fund's Investments. As a matter of fundamental policy which cannot be changed without the approval of a majority of the Fund's outstanding voting securities (as defined below under "Investment Restrictions"), at least 80% of the net assets of the Fund will be invested in New York municipal securities except as stated in the second to last sentence of the following paragraph. Furthermore, all of the Fund's portfolio obligations, including short-term obligations, will be (a) rated at the time of purchase within the six highest quality ratings categories assigned by Moody's, S&P or Fitch, (b) if not rated, judged at the time of purchase by the Adviser to be of a quality comparable to the six highest quality ratings categories of Moody's, S&P or Fitch and to be readily marketable, or (c) issued or guaranteed by the U.S. Government. Should the rating of a portfolio security be downgraded, the Adviser will determine whether it is in the best interest of the Fund to retain or dispose of the security.

         When, in the opinion of the Adviser, defensive considerations or an unusual disparity between the after-tax income on taxable investments and comparable municipal obligations make it advisable to do so, up to 20% of the Fund's net assets may be held in cash or invested in short-term taxable investments such as (1) U.S. Treasury notes, bills and bonds; (2) obligations of agencies and instrumentalities of the U.S. Government; and (3) money market instruments, such as domestic bank certificates of deposit, finance company and corporate commercial paper, and banker's acceptances. Notwithstanding the foregoing, the Fund may invest more than 20% of its net assets in securities the income from which may be subject to regular federal tax and New York State and City personal income taxes during periods which, in the opinion of the Adviser, require a defensive position for the protection of shareholders. Investors should be aware that shares of the Fund do not represent a complete investment program.

         The Fund may invest up to 25% of its total assets in fixed-income securities rated below investment grade, that is, below Baa by Moody's, or below BBB by S&P or Fitch, or in unrated securities considered to be of equivalent quality. The Fund may not invest in fixed-income securities rated below B by Moody's, S&P or Fitch, or their equivalent. Moody's considers bonds it rates Baa to have speculative elements as well as investment-grade characteristics.

Securities rated below BBB are commonly referred to as "junk bonds" and involve greater price volatility and higher degrees of speculation with respect to the payment of principal and interest than higher-quality fixed-income securities. In addition, the trading market for these securities is generally less liquid than for higher-rated securities and the Funds may have difficulty disposing of these securities at the time they wish to do so. The lack of a liquid secondary market for certain securities may also make it more difficult for the Funds to obtain accurate market quotations for purposes of valuing their portfolios and calculating their net asset values.

         Issuers of junk bonds may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of high yield securities may be more likely to experience financial stress, especially if such issuers are highly leveraged. In addition, the market for high yield municipal securities is relatively new and has not weathered a major economic recession, and it is unknown what effects such a recession might have on such securities. During such a period, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific issuer developments, or the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of junk bonds because such securities may be unsecured and may be subordinated to other creditors of the issuer.

         It is expected that a significant portion of the junk bonds acquired by the Fund will be purchased upon issuance, which may involve special risks because the securities so acquired are new issues. In such instances the Fund may be a substantial purchaser of the issue and therefore have the opportunity to participate in structuring the terms of the offering. Although this may enable the Fund to seek to protect itself against certain of such risks, the considerations discussed herein would nevertheless remain applicable.

         Adverse publicity and investor perceptions, which may not be based on fundamental analysis, also may decrease the value and liquidity of junk bonds, particularly in a thinly traded market. Factors adversely affecting the market value of such securities are likely to affect adversely the Fund's net asset value. In addition, the Fund may incur additional expenses to the extent that it is required to seek recovery upon a default on a portfolio holding or participate in the restructuring of the obligation.

         During  the  year  ended   March  31,   1996,   the   average   monthly
dollar-weighted market value of the bonds in the Fund's portfolio rated lower than Baa by Moody's or BBB by S&P or Fitch, or their equivalent, was 0%.

General Investment Objective and Policies of Scudder Ohio Tax Free Fund

         The Fund seeks to provide Ohio taxpayers with income exempt from Ohio personal income tax and regular federal income tax through a professionally managed portfolio consisting primarily of investment-grade municipal securities. In pursuit of its objective, the Fund expects to invest principally in Ohio municipal securities that are rated A or better by Moody's, S&P or Fitch. There can be no assurance that the objective of the Fund will be achieved or that all income to shareholders which is exempt from regular federal income taxes will be exempt from state income or local taxes or that income exempt from regular federal income tax will be exempt from the federal alternative minimum tax.

         The Fund's portfolio consists primarily of obligations issued by municipalities located in the State of Ohio and other qualifying issuers (including Puerto Rico, the U.S. Virgin Islands and Guam) whose interest payments, if distributed to Ohio residents, would be exempt, in the opinion of bond counsel rendered on the date of issuance thereof, from Ohio personal income tax as well as regular federal income tax. Because the Fund is intended for investors subject to Ohio and federal income taxes, it may not be appropriate for all investors and is not available in all states. As described below in the "Scudder Ohio Tax Free Fund's Investments," the Fund may also invest in taxable obligations.

Scudder Ohio Tax Free Fund's Investments. As a matter of fundamental policy, which cannot be changed without the approval of a majority of the Fund's outstanding voting securities (as defined below under "Investment Restrictions"), at least 80% of the net assets of the Fund will be invested in municipal obligations the income from which is exempt from regular federal and Ohio personal income taxes ("Ohio municipal securities") except that the Fund may temporarily invest more than 20% of its net assets in securities the income from which may be subject to regular federal and Ohio personal income taxes during periods which, in the opinion of the Adviser, require a temporary defensive position for the protection of the shareholders.

         Normally, at least 80% of the Fund's net assets will be invested in securities whose interest income is not treated as a tax preference item under the individual alternative minimum tax. Furthermore, all of the Fund's portfolio obligations, including short-term obligations, will be (a) rated at the time of purchase within the six highest quality ratings categories assigned by Moody's, S&P or Fitch, (b) if not rated, judged at the time of purchase by the Adviser to be of a quality comparable to the six highest quality ratings categories of Moody's, S&P or Fitch and to be readily marketable, or (c) issued or guaranteed by the U.S. Government. Should the rating of a portfolio security be downgraded, the Adviser will determine whether it is in the best interest of the Fund to retain or dispose of the security.

         When, in the opinion of the Adviser, defensive considerations or an unusual disparity between the after-tax income on taxable investments and comparable Ohio municipal securities make it advisable to do so, up to 20% of the Fund's net assets may be held in cash or invested in short-term taxable investments such as (1) U.S. Treasury notes, bills and bonds; (2) obligations of agencies and instrumentalities of the U.S. Government; and (3) money market instruments, such as domestic bank certificates of deposit, finance company and corporate commercial paper, and banker's acceptances. The Fund may also invest in when-issued or forward delivery securities and enter into repurchase agreements, reverse repurchase agreements, and strategic transactions (as defined below). Investors should be aware that shares of the Fund do not represent a complete investment program.

General Investment Objective and Policies of Scudder Pennsylvania Tax Free Fund

         The Fund seeks to provide Pennsylvania taxpayers with income exempt from Pennsylvania personal income tax and regular federal income tax through a portfolio consisting primarily of investment-grade municipal securities. In pursuit of its objective, the Fund expects to invest principally in Pennsylvania municipal securities that are rated A or better by Moody's, S&P or Fitch. There can be no assurance that the objective of the Fund will be achieved or that all income to shareholders which is exempt from regular federal income taxes will be exempt from state income or local taxes or that income exempt from regular federal income tax will be exempt from the federal alternative minimum tax.

         The Fund's portfolio consists primarily of obligations issued by municipalities located in the Commonwealth of Pennsylvania and other qualifying issuers (including Puerto Rico, the U.S. Virgin Islands and Guam) whose interest payments, if distributed to Pennsylvania residents, would be exempt, in the opinion of bond counsel rendered on the date of issuance, from Pennsylvania personal income tax as well as regular federal income tax. Because the Fund is intended for investors subject to Pennsylvania and federal income taxes, it may not be appropriate for all investors and is not available in all states. As described below in "Scudder Pennsylvania Tax Free Fund's Investments", the Fund may also invest in taxable obligations.

Scudder Pennsylvania Tax Free Fund's Investments. As a matter of fundamental policy, which cannot be changed without the approval of a majority of the Fund's outstanding voting securities (as defined below under "Investment Restrictions"), at least 80% of the net assets of the Fund will be invested in municipal obligations the income from which is exempt from regular federal and Pennsylvania state income taxes ("Pennsylvania municipal securities") except that the Fund may temporarily invest more than 20% of its net assets in securities the income from which may be subject to federal and Pennsylvania state income taxes during periods which, in the opinion of the Adviser, require a temporary defensive position for the protection of shareholders.

         Normally, at least 80% of the Fund's net assets will be invested in securities whose interest income is not treated as a tax preference item under the individual alternative minimum tax. Furthermore, all of the Fund's portfolio obligations, including short-term obligations, will be (a) rated at the time of purchase within the six highest quality ratings categories assigned by Moody's, S&P or Fitch, or (b) if not rated, judged at the time of purchase by the Adviser to be of a quality comparable to the six highest quality ratings categories of Moody's, S&P or Fitch and to be readily marketable, or (c) issued or guaranteed by the U.S. Government. Should the rating of a portfolio security be downgraded, the Adviser will determine whether it is in the best interest of the Fund to retain or dispose of the security.

         When, in the opinion of the Adviser, defensive considerations or an unusual disparity between the after-tax income on taxable investments and comparable Pennsylvania municipal securities make it advisable to do so, up to 20% of the Fund's net assets may be held in cash or invested in short-term taxable investments such as (1) U.S. Treasury notes, bills and bonds; (2) obligations of agencies and instrumentalities of the U.S. Government; and (3) money market instruments, such as domestic bank certificates of deposit, finance company and corporate commercial paper, and banker's acceptances. The Fund may also invest in when-issued or forward delivery securities and enter into repurchase agreements and reverse repurchase agreements. Investors should be aware that shares of the Fund do not represent a complete investment program.

Strategic Transactions and Derivatives. Scudder New York Tax Free Fund and Scudder Ohio Tax Free Fund may each, but are not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates and broad or specific market movements), to manage the effective maturity or duration of each Fund's portfolio, or to enhance potential gain. These strategies may be executed through the use of derivatives contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

         In the course of pursuing these investment strategies, each Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, and enter into various interest rate transactions such as swaps, caps, floors or collars (collectively, all the above are called "Strategic Transactions"). Strategic Transactions may be used without limit to attempt to protect against possible changes in the market value of securities held in or to be purchased for each Fund's portfolio resulting from securities markets fluctuations, to protect each Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of each Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of each Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of Scudder New York Tax Free Fund and Scudder Ohio Tax Free Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Funds will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not for speculative purposes.

         Strategic Transactions, including derivatives contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to a Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation a Fund can realize on its investments or cause a Fund to hold a security it might otherwise sell. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of each Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of each Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, each Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.

General Characteristics of Options. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of Fund assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

         A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, a Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving a Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. Each Fund's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect a Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. Scudder New York Tax Free Fund and Scudder Ohio Tax Free Fund are authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

         With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

         Scudder New York Tax Free Fund and Scudder Ohio Tax Free Fund's ability to close out their positions as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options;
(ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange;
(v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

         The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

         OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The Fund will only sell OTC options that are subject to a buy-back provision permitting the Fund to require the Counterparty to sell the option back to the Fund at a formula price within seven days. The Fund expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

         Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the

Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. The Fund will engage in OTC option transactions only with U.S. government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers", or broker dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any other nationally recognized statistical rating organization ("NRSRO") or, in the case of OTC currency transactions, are determined to be of equivalent credit quality by the Adviser. The staff of the SEC currently takes the position that OTC options purchased by the Fund, and portfolio securities "covering" the amount of the Fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to the Fund's limitation on investing no more than 10% of its assets in illiquid securities.

         If a Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase the Fund's income. The sale of put options can also provide income.

         Scudder New York Tax Free Fund and Scudder Ohio Tax Free Fund may each purchase and sell call options on securities including U.S. Treasury and agency securities, municipal obligations, mortgage-backed securities and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets, and on securities indices and futures contracts. All calls sold by each Fund must be "covered" (i.e., a Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though each Fund will receive the option premium to help protect it against loss, a call sold by a Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require a Fund to hold a security or instrument which it might otherwise have sold.

         Each Fund may purchase and sell put options on securities including U.S. Treasury and agency securities, mortgage-backed securities, municipal obligations and Eurodollar instruments (whether or not it holds the above securities in its portfolio) and on securities indices and futures contracts other than futures on individual corporate debt and individual equity securities. A Fund will not sell put options if, as a result, more than 50% of that Fund's assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that each Fund may be required to buy the underlying security at a disadvantageous price above the market price.

General Characteristics of Futures. Scudder New York Tax Free Fund and Scudder Ohio Tax Free Fund may each enter into financial futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate or fixed-income market changes, for duration management and for risk management purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by a Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

         Each Fund's use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into only for bona fide hedging, risk management (including duration management) or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon requires a Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of options on financial futures involves payment of a premium for the option without any further obligation on the part of a Fund. If a Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

         Each Fund will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of a Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

Options on Securities Indices and Other Financial Indices. Scudder New York Tax Free Fund and Scudder Ohio Tax Free Fund also may each purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

Combined Transactions. Scudder New York Tax Free Fund and Scudder Ohio Tax Free Fund may each enter into multiple transactions, including multiple options transactions, multiple futures transactions and multiple interest rate transactions and any combination of futures, options and interest rate transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Adviser, it is in the best interests of a Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Swaps, Caps, Floors and Collars. Among the Strategic Transactions into which each Fund may enter are interest rate and index swaps and the purchase or sale of related caps, floors and collars. Each Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, as a duration management technique or to protect against any increase in the price of securities a Fund anticipates purchasing at a later date. Each Fund intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream a Fund may be obligated to pay. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. An index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

         Scudder New York Tax Free Fund and Scudder Ohio Tax Free Fund will each usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, the Adviser and each Fund believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. A Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or has an equivalent rating from an NRSRO or is determined to be of equivalent credit quality by the Adviser. If there is a default by the Counterparty, each Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Eurodollar Instruments. Scudder New York Tax Free Fund and Scudder Ohio Tax Free Fund may each make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. Each Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Risks of Strategic Transactions Outside the U.S. When conducted outside the U.S., Strategic Transactions may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S., and (v) lower trading volume and liquidity.

Use of Segregated and Other Special Accounts. Many Strategic Transactions, in addition to other requirements, require that Scudder New York Tax Free Fund and Scudder Ohio Tax Free Fund segregate liquid assets with its custodian to the extent Fund obligations are not otherwise "covered" through ownership of the underlying security or financial instrument. In general, either the full amount of any obligation by a Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid securities at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by a Fund will require that Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate liquid securities sufficient to purchase and deliver the securities if the call is exercised. A call option sold by a Fund on an index will require that Fund to own portfolio securities which correlate with the index or to segregate liquid assets equal to the excess of the index value over the exercise price on a current basis. A put option written by a Fund requires that Fund to segregate liquid assets equal to the exercise price.

         OTC options entered into by Scudder New York Tax Free Fund and Scudder Ohio Tax Free Fund, including those on securities, financial instruments or indices and OCC issued and exchange listed index options, will generally provide for cash settlement. As a result, when a Fund sells these instruments it will only segregate an amount of assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by a Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when a Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, a Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by a Fund other than those above generally settle with physical delivery, and a Fund will segregate an amount of assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement, will be treated the same as other options settling with physical delivery.

         In the case of a futures contract or an option thereon, each Fund must deposit initial margin and possible daily variation margin in addition to segregating assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Such assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.

         With respect to swaps, each Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid securities having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to a Fund's net obligation, if any.

         Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. Each Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, a Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by a Fund. Moreover, instead of segregating assets if a Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, assets equal to any remaining obligation would need to be segregated.

         Scudder New York Tax Free Fund and Scudder Ohio Tax Free Fund's activities involving Strategic Transactions may be limited by the requirements of Subchapter M of the Internal Revenue Code for qualification as a regulated investment company. (See "TAXES.")

Management Strategies for Scudder New York Tax Free Fund and Scudder Ohio Tax Free Fund

         In pursuit of its investment objectives, each Fund purchases securities that it believes are attractive and competitive values in terms of quality, yield, and the relationship of current price to maturity value. However, recognizing the dynamics of municipal obligation prices in response to changes in general economic conditions, fiscal and monetary policies, interest rate levels and market forces such as supply and demand for various issues, the Adviser, subject to the Trustees' supervision, performs credit analysis and manages each Fund's portfolio continuously, attempting to take advantage of opportunities to improve total return, which is a combination of income and principal performance over the long term. The primary strategies employed in the management of each Fund's portfolio are:

Emphasis on Credit Analysis. Each Fund's portfolio will be invested in municipal obligations rated within, or judged by the Adviser to be of a quality comparable to, the six highest quality rating categories of Moody's, S&P or Fitch. The ratings assigned by Moody's, S&P and Fitch represent their opinions as to the quality of the securities which they undertake to rate. It should be emphasized, however, that ratings are relative and are not absolute standards of quality. Furthermore, even within this segment of the municipal bond market, relative credit standing and market perceptions thereof may shift. Therefore, the Adviser believes that it should review continuously the quality of municipal obligations.

         The Adviser has over many years developed an experienced staff to assign its own quality ratings which are considered in making value judgments and in arriving at purchase or sale decisions. Through the discipline of this procedure the Adviser attempts to discern variations in credit rankings of the published services and to anticipate changes in credit ranking.

Variations of Maturity. In an attempt to capitalize on the differences in total return from municipal obligations of differing maturities, maturities may be varied according to the structure and level of interest rates, and the Adviser's expectations of changes therein. To the extent that the Fund invests in short-term maturities, capital volatility will be reduced.

Emphasis on Relative Valuation. The interest rate (and hence price) relationships between different categories of municipal obligations of the same or generally similar maturity tend to change constantly in reaction to broad swings in interest rates and factors affecting relative supply and demand. These disparities in yield relationships may afford opportunities to implement a flexible policy of trading each Fund's holdings in order to invest in more attractive market sectors or specific issues.

Market Trading Opportunities. In pursuit of the above each Fund may engage in short-term trading (selling securities held for brief periods of time, usually less than three months) if the Adviser believes that such transactions, net of costs, would further the attainment of the Fund's objective. The needs of different classes of lenders and borrowers and their changing preferences and circumstances have in the past caused market dislocations unrelated to fundamental creditworthiness and trends in interest rates which have presented market trading opportunities. There can be no assurance that such dislocations will occur in the future or that each Fund will be able to take advantage of them. Each Fund will limit its voluntary short-term trading to the extent such limitation is necessary for it to qualify as a "regulated investment company" under the Internal Revenue Code.

Indexed Securities. Scudder New York Tax Free Fund and Scudder Ohio Tax Free Fund may each invest in indexed securities, the value of which is linked to currencies, interest rates, commodities, indices or other financial indicators
("reference instruments"). Most indexed securities have maturities of three years or less.

         Indexed securities differ from other types of debt securities in which the Fund may invest in several respects. First, the interest rate or, unlike other debt securities, the principal amount payable at maturity of an indexed security may vary based on changes in one or more specified reference instruments, such as an interest rate compared with a fixed interest rate or the currency exchange rates between two currencies (neither of which need be the currency in which the instrument is denominated). The reference instrument need not be related to the terms of the indexed security. For example, the principal amount of a U.S. dollar denominated indexed security may vary based on the exchange rate of two foreign currencies. An indexed security may be positively or negatively indexed; that is, its value may increase or decrease if the value of the reference instrument increases. Further, the change in the principal amount payable or the interest rate of an indexed security may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s).

         Investment in indexed securities involves certain risks. In addition to the credit risk of the security's issuer and the normal risks of price changes in response to changes in interest rates, the principal amount of indexed securities may decrease as a result of changes in the value of reference instruments. Further, in the case of certain indexed securities in which the interest rate is linked to a reference instrument, the interest rate may be reduced to zero, and any further declines in the value of the security may then reduce the principal amount payable on maturity. Finally, indexed securities may be more volatile than the reference instruments underlying indexed securities.

Management Strategies for Scudder Pennsylvania Tax Free Fund

         In pursuit of its investment objective, the Fund purchases securities that it believes are attractive and competitive values in terms of quality, yield, and the relationship of current price to maturity value. However, recognizing the dynamics of municipal obligation prices in response to changes in general economic conditions, fiscal and monetary policies, interest rate levels and market forces such as supply and demand for various issues, the Adviser, subject to the Trustees' supervision, performs credit analysis and manages the Fund's portfolio continuously, attempting to take advantage of opportunities to improve total return, which is a combination of income and principal performance over the long term. The primary strategies employed in the management of the Fund's portfolio are:

Income Level and Credit Risk. Yield on municipal obligations depends on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation and the quality of the issue. Because the Fund holds primarily investment-grade municipal obligations, the income earned on shares of the Fund will tend to be less than it might be on a portfolio emphasizing lower quality securities; investment-grade securities, however, may include securities with some speculative characteristics. Municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy laws, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that as a result of litigation or other conditions the power or ability of any one or more issuers to pay when due principal of and interest on its or their municipal obligations may be materially affected. The Fund may invest in municipal securities rated B by S&P, Fitch or Moody's although it intends to invest principally in securities rated in higher grades. Although the Fund's quality standards are designed to minimize the credit risk of investing in the Fund, that risk cannot be entirely eliminated. Shares of the Fund are not insured by any agency of Pennsylvania or of the U.S.
Government.

Special Considerations

Investing in New York

         Some of the significant financial considerations relating to Scudder New York Tax Free Money Fund and Scudder New York Tax Free Fund's investments in New York Municipal Obligations are summarized below. This summary information is not intended to be a complete description and is principally derived from official statements relating to issues of New York Municipal Obligations that were available prior to the date of this Statement of Additional Information. The accuracy and completeness of the information contained in those official statements have not been independently verified.

State Economy. New York is the third most populous state in the nation and has a relatively high level of personal wealth. The State's economy is diverse with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment, and a very small share of the nation's farming and mining activity. The State has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries. New York City (the "City"), which is the most populous city in the State and nation and is the center of the nation's largest metropolitan area, accounts for a large portion of the State's population and personal income.

         The State has historically been one of the wealthiest states in the nation. For decades, however, the State has grown more slowly than the nation as a whole, gradually eroding its relative economic position.

         There can be no assurance that the State economy will not experience worse-than-predicted results in the 1996-97 fiscal year, with corresponding material and adverse effects on the State's projections of receipts and disbursements.

         The unemployment rate in the State dipped below the national rate in the second half of 1981 and remained lower until 1991. It stood at 6.9% in 1994. The total employment growth rate in the State has been below the national average since 1984 and is expected to slow to less than 0.5% in 1995. State per capita personal income remains above the national average. State per capita income for 1994 was estimated at $25,999, which was 19.2% above the 1994 estimated national average of $21,809. During the recent past, total personal income in the State rose slightly faster than the national average only in 1986 through 1989.

State Budget. The State Constitution requires the governor (the "Governor") to submit to the State legislature (the "Legislature") a balanced executive budget which contains a complete plan of expenditures for the ensuing fiscal year and all moneys and revenues estimated to be available therefor, accompanied by bills containing all proposed appropriations or reappropriations and any new or modified revenue measures to be enacted in connection with the executive budget. The entire plan constitutes the proposed State financial plan for that fiscal year. The Governor is required to submit to the Legislature quarterly budget updates which include a revised cash-basis state financial plan, and an explanation of any changes from the previous state financial plan.

         The State's budget for the 1995-96 fiscal year was enacted by the Legislature on June 7, 1995, more than two months after the start of the fiscal year. Prior to adoption of the budget, the Legislature enacted appropriations for disbursements considered to be necessary for State operations and other purposes, including all necessary appropriations for debt service. The State financial plan for the 1995-96 fiscal year was formulated on June 20, 1995 and was based upon the State's budget as enacted by the Legislature and signed into law by the Governor (the "1995-96 State Financial Plan").

         The 1995-96 State Financial Plan was the first to be enacted in the administration of the Governor. It was the first budget in over half a century which proposed and, as enacted, projected an absolute year-over-year decline in disbursements in the General Fund, the State's principal operating fund. Spending for State operations was projected to drop even more sharply, by 4.6%. Nominal spending from all State spending sources (i.e., excluding Federal aid) was proposed to increase by only 2.5% from the prior fiscal year, in contrast to the prior decade when such spending growth averaged more than 6.0% annually.

         The Governor presented his 1996-97 Executive Budget to the Legislature on December 15, 1995, and subsequently amended it. There can be no assurance that the Legislature will enact the Executive Budget into law or that the projections set forth in the Executive Budget will not differ materially and adversely from actual results.

         The Governor's Executive Budget projected balance on a cash basis in the General Fund. It reflected a continuing strategy of substantially reduced State spending, including program restructurings, reductions in social welfare spending, and efficiency and productivity initiatives. The 1996-1997 Executive Budget proposed $3.9 billion in actions to balance the 1996-97 State Financial Plan. The Executive Budget proposed to close this gap primarily through a series of spending reductions and cost containment measures. The Executive Budget projected (i) over $1.8 billion in savings from cost containment and other actions in social welfare programs, including Medicaid, welfare and various health and mental health programs; (ii) $1.3 billion in savings from a reduced State General Fund share of Medicaid made available from anticipated changes in the Medicaid program, including an increase in the Federal share of Medicaid;
(iii)  over  $450  million  in  savings  from  reforms  and  cost  avoidance  in educational services (including school aid and higher education), while providing fiscal relief from certain State mandates that increase local spending; and (iv) $350 million in savings from efficiencies and reductions in other State programs. The State has noted that there is considerable uncertainty as to the ultimate composition of the Federal budget, including uncertainties regarding major Federal entitlement reforms.

         The State Division of the Budget has noted that the economic and financial condition of the State may be affected by various financial, social, economic and political factors. Those factors can be very complex, can vary from fiscal year to fiscal year, and are frequently the result of actions taken not only by the State but also by entities, such as the Federal government, that are outside the State's control. Because of the uncertainty and unpredictability of changes in these factors, their impact cannot be fully included in the assumptions underlying the State's projections. There can be no assurance that the State economy will not experience results that are worse than predicted, with corresponding material and adverse effects on the State's financial projections.

         To make progress toward addressing recurring budgetary imbalances, the 1996-97 Executive Budget proposed significant actions to align recurring receipts and disbursements in future fiscal years. However, there can be no assurance that the Legislature will enact the Governor's proposals or that the State's actions will be sufficient to preserve budgetary balance or to align recurring receipts and disbursements in future fiscal years. The 1996-97 Executive Budget included actions that will have an impact on receipts and disbursements in future fiscal years. The net impact of these actions is expected to produce a potential imbalance in the 1997-98 fiscal year of $1.4 billion and in the 1998-99 fiscal year of $2.5 billion, assuming implementation of the 1996-97 Executive Budget recommendations. It is expected that the Governor will propose to close these budget gaps with future spending reductions.

         Uncertainties with regard to both the economy and potential decisions at the Federal level add further pressure on future budget balance in New York State. For example, various proposals relating to Federal tax and spending policies could, if enacted, have a significant impact on the State's financial condition in the current and future fiscal years. Specifically, the assumption of $1.3 billion in savings in the State fiscal year 1996-97 from a reduced State General Fund share of Medicaid is contingent upon anticipated changes to Federal provisions, including an increase in the Federal share of Medicaid from 50 to 60 percent. Other budget and tax proposals under consideration at the Federal level but not included in the State's 1996-97 Executive Budget forecast could also have a disproportionately negative impact on the longer-term outlook for the State's economy as compared to other states. A significant risk to the State's projections arises from tax legislation under consideration by Congress and the President. Congressionally adopted retroactive changes to Federal tax treatment of capital gains would flow through automatically to the State personal income tax. Such changes, if ultimately enacted, could produce revenue losses in the 1996-1997 fiscal year. In addition, changes in Federal aid programs, currently pending in Congress, could result in prolonged interruptions in the receipt of Federal grants.

         On March 15, 1996, the Governor announced that additional projected resources had been identified for the State fiscal year 1996-97, which could be used for additional program needs if the Federal government enacts welfare and Medicaid reform in the near future, or which could be used as part of a contingency plan, if such reform is not enacted in the State fiscal year 1996-97, to offset the loss of welfare and Medicaid reform benefits to the State assumed in the 1996-97 Executive Budget.

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

         In the State's 1996 fiscal year and in certain recent fiscal years, the State has failed to enact a budget prior to the beginning of the State's fiscal year. The State budget for the 1997 fiscal year was not adopted by the statutory deadline of April 1, 1996.

         The projections and assumptions contained in the 1996-97 Executive Budget are subject to revision which may involve substantial change, and no assurance can be given that these estimates and projections will be realized.

Recent Financial Results. The General Fund is the principal operating fund of the State and is used to account for all financial transactions, except those required to be accounted for in another fund. It is the State's largest fund and receives almost all State taxes and other resources not dedicated to particular purposes.

         The State reported a General Fund operating deficit of $1.426 billion for the 1994-95 fiscal year, as compared to an operating surplus of $914 million for the prior fiscal year. The 1994-95 fiscal year deficit was caused by several factors, including the use of $1.026 billion of the 1993-94 cash-based surplus to fund operating expenses in 1994-95 and the adoption of changes in accounting methodologies by the State Comptroller. These factors were offset by net proceeds of $315 million in bonds issued by the Local Government Assistance Corporation.

         On April 3, 1996, the State announced that the General Fund for the State's 1996 fiscal year is expected to be balanced on a cash basis, with an operating surplus of $445 million.

         Total revenues for 1994-95 were $31.455 billion. Revenues decreased by $173 million over the prior fiscal year, a decrease of less than one percent. Total expenditures for 1994-95 totaled $33.079 billion, an increase of $2.083 billion, or 6.7 percent over the prior fiscal year.

         The State's financial position on a GAAP (generally accepted accounting principles) basis as of March 31, 1995 showed an accumulated deficit in its combined governmental funds of $1.666 billion, reflecting liabilities of $14.778 billion and assets of $13.112 billion.

Debt Limits and Outstanding Debt. There are a number of methods by which the State of New York may incur debt. Under the State Constitution, the State may not, with limited exceptions for emergencies, undertake long-term general obligation borrowing (i.e., borrowing for more than one year) unless the borrowing is authorized in a specific amount for a single work or purpose by the Legislature and approved by the voters. There is no limitation on the amount of long-term general obligation debt that may be so authorized and subsequently incurred by the State.

         The State may undertake  short-term  borrowings  without voter approval
(i) in anticipation of the receipt of taxes and revenues, by issuing tax and revenue anticipation notes, and (ii) in anticipation of the receipt of proceeds from the sale of duly authorized but unissued general obligation bonds, by issuing bond anticipation notes. The State may also, pursuant to specific constitutional authorization, directly guarantee certain obligations of the State of New York's authorities and public benefit corporations ("Authorities"). Payments of debt service on New York State general obligation and New York State-guaranteed bonds and notes are legally enforceable obligations of the State of New York.

         The State employs additional long-term financing mechanisms, lease-purchase and contractual-obligation financings, which involve obligations of public authorities or municipalities that are State-supported but are not general obligations of the State. Under these financing arrangements, certain public authorities and municipalities have issued obligations to finance the construction and rehabilitation of facilities or the acquisition and rehabilitation of equipment, and expect to meet their debt service requirements through the receipt of rental or other contractual payments made by the State. Although these financing arrangements involve a contractual agreement by the State to make payments to a public authority, municipality or other entity, the State's obligation to make such payments is generally expressly made subject to appropriation by the Legislature and the actual availability of money to the State for making the payments. The State has also entered into a contractual-obligation financing arrangement with the Local Government Assistance Corporation ("LGAC") in an effort to restructure the way the State makes certain local aid payments.

         In 1990, as part of a State fiscal reform program, legislation was enacted creating LGAC, a public benefit corporation empowered to issue long-term obligations to fund certain payments to local governments traditionally funded through New York State's annual seasonal borrowing. The legislation empowered LGAC to issue its bonds and notes in an amount not in excess of $4.7 billion

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

(exclusive of certain refunding bonds) plus certain other amounts. Over a period of years, the issuance of these long-term obligations, which are to be amortized over no more than 30 years, was expected to eliminate the need for continued short-term seasonal borrowing. The legislation also dedicated revenues equal to one-quarter of the four cent State sales and use tax to pay debt service on these bonds. The legislation also imposed a cap on the annual seasonal borrowing of the State at $4.7 billion, less net proceeds of bonds issued by LGAC and bonds issued to provide for capitalized interest, except in cases where the Governor and the legislative leaders have certified the need for additional borrowing and provided a schedule for reducing it to the cap. If borrowing above the cap is thus permitted in any fiscal year, it is required by law to be reduced to the cap by the fourth fiscal year after the limit was first exceeded. As of June 1995, LGAC had issued bonds to provide net proceeds of $4.7 billion, completing the program. The impact of LGAC's borrowing is that the State is able to meet its cash flow needs in the first quarter of the fiscal year without relying on short-term seasonal borrowings.

         In June 1994, the Legislature passed a proposed constitutional amendment that would significantly change the long-term financing practices of the State and its public authorities. The proposed amendment would permit the State, within a formula-based cap, to issue revenue bonds, which would be debt of the State secured solely by a pledge of certain State tax receipts (including those allocated to State funds dedicated for transportation purposes), and not by the full faith and credit of the State. In addition, the proposed amendment would (i) permit multiple purpose general obligation bond proposals to be proposed on the same ballot, (ii) require that State debt be incurred only for capital projects included in a multi-year capital financing plan, and (iii) prohibit, after its effective date, lease-purchase and contractual-obligation financing mechanisms for State facilities.

         Before the approved constitutional amendment could be presented to the voters for their consideration, it had to be passed by a separately elected legislature. The amendment was passed by the Senate and Assembly in June 1995. The Amendment was thereafter submitted to voters in November 1995, where it was defeated.

         On January 13, 1992, Standard & Poor's Corporation ("Standard & Poor's") reduced its ratings on the State's general obligation bonds from A to A- and, in addition, reduced its ratings on the State's moral obligation, lease purchase, guaranteed and contractual obligation debt. Standard & Poor's also continued its negative rating outlook assessment on State general obligation debt. On April 26, 1993, Standard & Poor's revised the rating outlook assessment to stable. On February 14, 1994, Standard & Poor's raised its outlook to positive and, on February 28, 1994, confirmed its A- rating. On January 6, 1992, Moody's Investors Service, Inc. ("Moody's") reduced its ratings on outstanding limited-liability State lease purchase and contractual obligations from A to Baa1. On February 28, 1994, Moody's reconfirmed its A rating on the State's general obligation long-term indebtedness.

         The State anticipated that its capital programs would be financed, in part, by State and public authorities borrowings in 1995-96. The State expected to issue $248 million in general obligation bonds (including $170 million for purposes of redeeming outstanding bond anticipation notes) and $186 million in general obligation commercial paper. The Legislature had also authorized the issuance of up to $33 million in certificates of participation during the State's 1995-96 fiscal year for equipment purchases and $14 million for capital purposes.

         Principal and interest payments on general obligation bonds and interest payments on bond anticipation notes and on tax and revenue anticipation notes were $793.3 million for the 1994-95 fiscal year, and were estimated to be $774.4 million for the 1995-96 fiscal year. These figures do not include interest payable on State General Obligation Refunding Bonds issued in July 1992 ("Refunding Bonds") to the extent that such interest was paid from an escrow fund established with the proceeds of such Refunding Bonds. Principal and interest payments on fixed rate and variable rate bonds issued by LGAC were $239.4 million for the 1994-95 fiscal year, and were estimated to be $328.2 million for 1995-96. State lease-purchase rental and contractual obligation payments for 1994-95, including State installment payments relating to certificates of participation, were $1.607 billion and were estimated to be $1.641 billion in 1995-96.

         New York State has never defaulted on any of its general obligation indebtedness or its obligations under lease-purchase or contractual-obligation financing arrangements and has never been called upon to make any direct payments pursuant to its guarantees.

Litigation. Certain litigation pending against New York State or its officers or employees could have a substantial or long-term adverse effect on New York State finances. Among the more significant of these cases are those that involve (1)

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

the validity of agreements and treaties by which various Indian tribes transferred title to New York State of certain land in central and upstate New York; (2) certain aspects of New York State's Medicaid policies, including its rates, regulations and procedures; (3) action against New York State and New York City officials alleging inadequate shelter allowances to maintain proper housing; (4) challenges to the practice of reimbursing certain Office of Mental Health patient care expenses from the client's Social Security benefits; (5) alleged responsibility of New York State officials to assist in remedying racial segregation in the City of Yonkers; (6) challenges by commercial insurers, employee welfare benefit plans, and health maintenance organizations to the imposition of 13%, 11% and 9% surcharges on inpatient hospital bills; (7) challenges to certain aspects of petroleum business taxes; (8) action alleging damages resulting from the failure by the State's Department of Environmental Conservation to timely provide certain data; (9) a challenge to the constitutionality of the treatment of certain moneys held in a Supplemental Reserve Fund; and (10) a challenge to the constitutionality of a State lottery game.

         Several actions challenging the constitutionality of legislation enacted during the 1990 legislative session which changed actuarial funding methods for determining state and local contributions to state employee retirement systems have been decided against the State. As a result, the Comptroller developed a plan to restore the State's retirement systems to prior funding levels. Such funding is expected to exceed prior levels by $30 million in fiscal 1994-95, $63 million in fiscal 1995-96, $116 million in fiscal 1996-97, $193 million in fiscal 1997-98, peaking at $241 million in fiscal 1998-99. Beginning in fiscal 2001-02, State contributions required under the Comptroller's plan are projected to be less than that required under the prior funding method. As a result of the United States Supreme Court decision in the case of State of Delaware v. State of New York, on January 21, 1994, the State entered into a settlement agreement with various parties. Pursuant to all agreements executed in connection with the action, the State was required to make aggregate payments of $351.4 million. Annual payments to the various parties will continue through the State's 2002-03 fiscal year in amounts which will not exceed $48.4 million in any fiscal year subsequent to the State's 1994-95 fiscal year.

         The legal proceedings noted above involve State finances, State programs and miscellaneous tort, real property and contract claims in which the State is a defendant and the monetary damages sought are substantial. These proceedings could affect adversely the financial condition of the State. Adverse developments in these proceedings or the initiation of new proceedings could affect the ability of the State to maintain a balanced 1996-97 State Financial Plan. An adverse decision in any of these proceedings could exceed the amount of the 1996-97 State Financial Plan reserve for the payment of judgments and, therefore, could affect the ability of the State to maintain a balanced 1996-97 State Financial Plan. In its audited financial statements for the fiscal year ended March 31, 1995, the State reported its estimated liability for awarded and anticipated unfavorable judgments to be $676 million.

         Although other litigation is pending against New York State, except as described above, no current litigation involves New York State's authority, as a matter of law, to contract indebtedness, issue its obligations, or pay such indebtedness when it matures, or affects New York State's power or ability, as a matter of law, to impose or collect significant amounts of taxes and revenues.

Authorities. The fiscal stability of New York State is related, in part, to the fiscal stability of its Authorities, which generally have responsibility for financing, constructing and operating revenue-producing public benefit facilities. Authorities are not subject to the constitutional restrictions on the incurrence of debt which apply to the State itself, and may issue bonds and notes within the amounts of, and as otherwise restricted by, their legislative authorization. The State's access to the public credit markets could be impaired, and the market price of its outstanding debt may be materially and adversely affected, if any of the Authorities were to default on their respective obligations, particularly with respect to debt that are State-supported or State-related. As of September 30, 1994, date of the latest data available, there were 18 Authorities that had outstanding debt of $100 million or more. The aggregate outstanding debt, including refunding bonds, of these 18 Authorities was $70.3 billion. As of March 31, 1995, aggregate public authority debt outstanding as State-supported debt was $27.9 billion and as State-related debt was $36.1 billion.

         Authorities are generally supported by revenues generated by the projects financed or operated, such as fares, user fees on bridges, highway tolls and rentals for dormitory rooms and housing. In recent years, however, New York State has provided financial assistance through appropriations, in some cases of a recurring nature, to certain of the 18 Authorities for operating and other expenses and, in fulfillment of its commitments on moral obligation indebtedness or otherwise, for debt service. This operating assistance is expected to continue to be required in future years. In addition, certain statutory arrangements provide for State local assistance payments otherwise payable to localities to be made under certain circumstances to certain

Authorities. The State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to Authorities under these arrangements. However, in the event that such local assistance payments are so diverted, the affected localities could seek additional State funds.

New York City and Other Localities. The fiscal health of the State of New York may also be impacted by the fiscal health of its localities, particularly the City of New York, which has required and continues to require significant financial assistance from New York State. The City depends on State aid both to enable the City to balance its budget and to meet its cash requirements. The City has achieved balanced operating results for each of its fiscal years since 1981 as reported in accordance with the then-applicable GAAP.

         In 1975, New York City suffered a fiscal crisis that impaired the borrowing ability of both the City and New York State. In that year the City lost access to the public credit markets. The City was not able to sell short-term notes to the public again until 1979.

         In 1975, Standard & Poor's suspended its A rating of City bonds. This suspension remained in effect until March 1981, at which time the City received an investment grade rating of BBB from Standard & Poor's. On July 2, 1985, Standard & Poor's revised its rating of City bonds upward to BBB+ and on November 19, 1987, to A-. On July 2, 1993, Standard & Poor's reconfirmed its A-rating of City bonds, continued its negative rating outlook assessment and stated that maintenance of such rating depended upon the City's making further progress towards reducing budget gaps in the outlying years. Moody's ratings of City bonds were revised in November 1981 from B (in effect since 1977) to Ba1, in November 1983 to Baa, in December 1985 to Baa1, in May 1988 to A and again in February 1991 to Baa1. On July 10, 1995, Standard & Poor's downgraded its rating on the City's $23 billion of outstanding general obligation bonds to "BBB+" from "A-", citing to the City's chronic structural budget problems and weak economic outlook. Standard & Poor's stated that New York City's reliance on one-time revenue measures to close annual budget gaps, a dependence on unrealized labor savings, overly optimistic estimates of revenues and state and federal aid and the City's continued high debt levels also contributed to its decision to lower the rating. Moody's currently has the City's rating under review for a possible downgrade.

         New York City is heavily dependent on New York State and Federal assistance to cover insufficiencies in its revenues. There can be no assurance that in the future Federal and State assistance will enable the City to make up its budget deficits. To help alleviate the City's financial difficulties, the Legislature created the Municipal Assistance Corporation ("MAC") in 1975. Since its creation, MAC has provided, among other things, financing assistance to the City by refunding maturing City short-term debt and transferring to the City funds received from sales of MAC bonds and notes. MAC is authorized to issue bonds and notes payable from certain stock transfer tax revenues, from the City's portion of the State sales tax derived in the City and, subject to certain prior claims, from State per capita aid otherwise payable by the State to the City. Failure by the State to continue the imposition of such taxes, the reduction of the rate of such taxes to rates less than those in effect on July 2, 1975, failure by the State to pay such aid revenues and the reduction of such aid revenues below a specified level are included among the events of default in the resolutions authorizing MAC's long-term debt. The occurrence of an event of default may result in the acceleration of the maturity of all or a portion of MAC's debt. MAC bonds and notes constitute general obligations of MAC and do not constitute an enforceable obligation or debt of either the State or the City. As of December 31, 1995, MAC had outstanding an aggregate of approximately $4.684 billion of its bonds. MAC is authorized to issue bonds and notes to refunds its outstanding bonds and notes and to fund certain reserves, without limitation as to principal amount, and to finance certain capital commitments to the Transit Authority and the New York City School Construction Authority for the 1992 through 1997 fiscal years in the event the City fails to provide such financing.

         The City and MAC have reached an agreement in principle under which MAC will develop and implement a debt restructuring program which will provide the City with $125 million in budget relief in fiscal year 1996, in addition to the $20 million of additional budget relief provided by MAC to the City since January 1996. The City has agreed with MAC that it will reduce certain expenditures by $125 million in each of the four fiscal years starting in fiscal year 1997. The proposed refinancing, which must satisfy MAC refinancing criteria, is subject to market conditions.

         Since 1975, the City's financial condition has been subject to oversight and review by the New York State Financial Control Board (the "Control Board") and since 1978 the City's financial statements have been audited by independent accounting firms. To be eligible for guarantees and assistance, the City is required during a "control period" to submit annually for Control Board

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

approval, and when a control period is not in effect for Control Board review, a financial plan for the next four fiscal years covering the City and certain agencies showing balanced budgets determined in accordance with GAAP. New York State also established the Office of the State Deputy Comptroller for New York City ("OSDC") to assist the Control Board in exercising its powers and responsibilities. On June 30, 1986, the City satisfied the statutory requirements for termination of the control period. This means that the Control Board's powers of approval are suspended, but the Board continues to have oversight responsibilities.

         From time to time, the Control Board staff, OSDC, the City comptroller and others issue reports and make public statements regarding the City's financial condition, commenting on, among other matters, the City's financial plans, projected revenues and expenditures and actions by the City to eliminate projected operating deficits. Some of these reports and statements have warned that the City may have underestimated certain expenditures and overestimated certain revenues and have suggested that the City may not have adequately provided for future contingencies. Certain of these reports have analyzed the City's future economic and social conditions and have questioned whether the City has the capacity to generate sufficient revenues in the future to meet the costs of its expenditure increases and to provide necessary services.

         On January 31, 1996, the City published the financial plan for the 1996-1999 fiscal years (the "City Financial Plan"), which is a modification to a financial plan submitted to the Control Board on July 11, 1995. The City Financial Plan set forth proposed actions by the City for the 1996 fiscal year to close substantial projected budget gaps resulting from lower than projected tax receipts and other revenues and greater than projected expenditures. In addition to substantial proposed agency expenditure reductions, the Financial Plan reflected a strategy to substantially reduce spending for entitlements for the 1996 and subsequent fiscal years, and to decrease the City's costs for Medicaid in the 1997 fiscal year and thereafter by increasing the Federal share of Medicaid costs otherwise paid by the City. This strategy has been the subject of substantial debate, and implementation of this strategy will be significantly affected by State and Federal budget proposals currently being considered. It is likely that the City Financial Plan will be changed significantly in connection with the preparation of the Executive Budget for the 1997 fiscal year as a result of the status of State and Federal budget proposals and other factors.

         The City Financial Plan also set forth projections for the 1997 through 1999 fiscal years and outlined a proposed gap-closing program to eliminate a projected gap of $2.0 billion for the 1997 fiscal year, and to reduce projected gaps of $3.3 billion and $4.1 billion for the 1998 and 1999 fiscal years, respectively, assuming successful implementation of the gap-closing program for the 1996 fiscal year.

         The proposed gap-closing actions for the 1997 through 1999 fiscal years included: (i) additional agency actions, totaling between $643 million and $691 million in each of the 1997 through 1999 fiscal years; (ii) additional savings resulting from State and Federal aid and cost containment in entitlement programs to reduce City expenditures and increase revenues by $650 million in the 1997 fiscal year and by $727 million in each of the 1998 and 1999 fiscal years; (iii) additional proposed Federal aid of $50 million in the 1997 fiscal year and State aid of $100 million in each of the 1997 through 1999 fiscal years; (iv) the receipt of $300 million in the 1997 fiscal year from privatization or other initiatives, certain of which actions is expected to require legislative action by the City Council; and (v) the assumed receipt of revenues relating to rent payments for the City's airports, totaling $244 million, $226 million and $70 million in the 1997 through 1999 fiscal years, respectively, which are currently the subject of a dispute with the Port Authority and the collection of which may depend on the successful completion of negotiations with the Port Authority or the enforcement of the City's remedies under the leases through pending legal actions. The City was also preparing an additional contingency gap-closing program for the 1997 fiscal year to be comprised of $200 million in additional agency actions.

         The Federal and State budgets, when adopted, may result in substantial reductions in revenues for the City, as well as a reduction in projected expenditures in entitlement programs, including Medicare, Medicaid and welfare programs. The nature and extent of the impact on the City of the Federal and State budgets, when adopted, is uncertain, and no assurance can be given that Federal or State actions included in the Federal and State adopted budgets may not have a significant adverse impact on the City's budget and the City Financial Plan.

         The projections for the 1996 through 1999 fiscal years reflected the costs of the proposed settlement with the teachers union and the recent settlement with a coalition of municipal unions, and assumed that the City will reach agreement with its remaining municipal unions under terms which are generally consistent with such settlements.

         The City's financial plans have been the subject of extensive public comment and criticism. The City comptroller has issued reports identifying risks ranging between $440 million and $560 million in the 1996 fiscal year before taking into account the availability of $160 million in the general reserve, and between $2.05 billion and $2.15 billion in the 1997 fiscal year after implementation of the City's proposed gap-closing actions. With respect to the 1997 fiscal year, the report noted that the City Financial Plan assumed the implementation of highly uncertain State and Federal actions, most of which are unlikely to be implemented, that would provide between $1.2 billion and $1.4 billion in relief to the City, and identified additional risks. The report concluded that the magnitude of the budget risk for the 1997 fiscal year, after two years of large agency cutbacks and workforce reductions, indicated the seriousness of the City's continuing budget difficulties, and that the City Financial Plan would require substantial revision in order to provide a credible program for dealing with the large projected budget gap for the 1997 fiscal year.

         The City since 1981 has fully satisfied its seasonal financing needs in the public credit markets, repaying all short-term obligations within their fiscal year of issuance. The City has issued $2.4 billion of short-term obligations in fiscal year 1996 to finance the City's current estimate of its seasonal cash flow needs for the 1996 fiscal year. Seasonal financing requirements for the 1995 fiscal year increased to $2.2 billion from $1.75 billion and $1.4 billion in the 1994 and 1993 fiscal years, respectively.

         Certain localities, in addition to the City, could have financial problems leading to requests for additional New York State assistance. The potential impact on the State of such requests by localities was not included in the State's projections of its receipts and disbursements.

         Fiscal difficulties experienced by the City of Yonkers ("Yonkers") resulted in the creation of the Financial Control Board for the City of Yonkers (the "Yonkers Board") by New York State in 1984. The Yonkers Board is charged with oversight of the fiscal affairs of Yonkers. Future actions taken by the Governor or the Legislature to assist Yonkers could result in allocation of New York State resources in amounts that cannot yet be determined.

         Municipalities and school districts have engaged in substantial short-term and long-term borrowings. In 1993, the total indebtedness of all localities in New York State other than New York City was approximately $17.7 billion. A small portion (approximately $105 million) of that indebtedness represented borrowing to finance budgetary deficits and was issued pursuant to enabling New York State legislation. State law requires the comptroller to review and make recommendations concerning the budgets of those local government units other than New York City authorized by State law to issue debt to finance deficits during the period that such deficit financing is outstanding. Fifteen localities had outstanding indebtedness for deficit financing at the close of their fiscal year ending in 1993.

         From time to time, federal expenditure reductions could reduce, or in some cases eliminate, federal funding of some local programs and accordingly might impose substantial increased expenditure requirements on affected localities. If New York State, New York City or any of the Authorities were to suffer serious financial difficulties jeopardizing their respective access to the public credit markets, the marketability of notes and bonds issued by localities within New York State could be adversely affected. Localities also face anticipated and potential problems resulting from certain pending litigation, judicial decisions and long-range economic trends. Long-range potential problems of declining urban population, increasing expenditures and other economic trends could adversely affect localities and require increasing New York State assistance in the future.

Investing in Ohio

         Scudder Ohio Tax Free Fund, except to the extent investments are in temporary investments, will invest most of its net assets in securities issued by or on behalf of (or in certificates of participation in lease-purchase obligations of) the State of Ohio, political subdivisions of the State, or agencies or instrumentalities of the State or its political subdivisions ("Ohio Obligations"). The Fund is therefore susceptible to general or particular economic, political or regulatory factors that may affect issuers of Ohio Obligations. The following information constitutes only a brief summary of some of the many complex factors that may have an effect. The information does not apply to "conduit" obligations on which the public issuer itself has no financial responsibility. This information is derived from official statements of certain Ohio issuers published in connection with their issuance of securities and from other publicly available information, and is believed to be accurate. No independent verification has been made of any of the following information.

         Generally, the creditworthiness of Ohio Obligations of local issuers is unrelated to that of obligations of the State itself, and the State has no responsibility to make payments on those local obligations. There may be specific factors that at particular times apply in connection with investment in particular Ohio Obligations or in those obligations of particular Ohio issuers. It is possible that the investment may be in particular Ohio Obligations, or in those of particular issuers, as to which those factors apply. However, the information below is intended only as a general summary, and is not intended as a discussion of any specific factors that may affect any particular obligation or issuer.

         Ohio is the seventh most populous state. The 1990 Census count of 10,847,000 indicated a 0.5% population increase from 1980. The Census estimate for 1994 is 11,102,000.

         State Economy. While diversifying more into the service and other non-manufacturing areas, the Ohio economy continues to rely in part on durable goods manufacturing largely concentrated in motor vehicles and equipment, steel, rubber products and household appliances. As a result, general economic activity, as in many other industrially-developed states, tends to be more cyclical than in some other states and in the nation as a whole. Agriculture is an important segment of the economy, with over half the State's area devoted to farming and approximately 16% of total employment in agribusiness.

         In prior years, the State's overall unemployment rate was commonly somewhat higher than the national figure. For example, the reported 1990 average monthly State rate was 5.7%, compared to the 5.5% national figure. However, for the last five years the State rates were below the national rates (4.8% versus 5.6% in 1995). The unemployment rate and its effects vary among particular geographic areas of the State.

         There can be no assurance that future national, regional or state-wide economic difficulties, and the resulting impact on State or local government finances generally, will not adversely affect the market value of Ohio Obligations held in the Fund's portfolio or the ability of particular obligors to make timely payments of debt service on (or lease payments relating to) those Obligations.

         State Budget. The State operates on the basis of a fiscal biennium for its appropriations and expenditures, and is precluded by law from ending its July 1 to June 30 fiscal year (FY) or fiscal biennium in a deficit position. Most State operations are financed through the General Revenue Fund (GRF), for which the personal income and sales-use taxes are the major sources. Growth and depletion of GRF ending fund balances show a consistent pattern related to national economic conditions, with the ending FY balance reduced during less favorable and increased during more favorable economic periods. The State has well-established procedures for, and has timely taken, necessary actions to ensure resource/expenditure balances during less favorable economic periods. Those procedures included general and selected reductions in appropriations spending.

         Key biennium-ending fund balances at June 30, 1989 were $475.1 million in the GRF and $353 million in the Budget Stabilization Fund (BSF, a cash and budgetary management fund). June 30, 1991 ending fund balances were $135.3 million (GRF) and $300 million (BSF).

         The next biennium, 1992-93, presented significant challenges to State finances, successfully addressed. To allow time to resolve certain budget differences for the latest complete biennium, an interim appropriations act was enacted effective July 1, 1991; it included GRF debt service and lease rental appropriations for the entire 1992-93 biennium, while continuing most other appropriations for a month. Pursuant to the general appropriations act for the entire biennium was passed on July 11, 1991, and signed by the Governor, $200 million was transferred from the BSF to the GRF in FY 1992.

         Recent Financial Results. Based on updated results and forecasts in the course that FY, both in light of a continuing uncertain nationwide economic situation, there was projected--and then timely addressed--an FY 1992 imbalance in GRF resources and expenditures. In response, the Governor ordered most State agencies to reduce GRF spending in the last six months of FY 1992 by a total of approximately $184 million; the $100.4 million BSF balance and additional amounts from certain other funds were transferred late in the FY to the GRF; and adjustments were made in the timing of certain tax payments.

         A significant GRF shortfall (approximately $520 million) was then projected for FY 1993. It was addressed by appropriate legislative and administrative actions, including the Governor's ordering $300 million in selected GRF spending reductions and subsequent executive and legislative action (a combination of tax revisions and additional spending reductions). The June 30, 1993 ending GRF fund balance was approximately $111 million, of which, as a first step to BSF replenishment, $21 million was deposited in the BSF.

         None of the spending reductions were applied to appropriations needed for debt service or lease rentals on any State obligations.

         The 1994-95 biennium presented a more affirmative financial picture. Based on June 30, 1994 balances, an additional $260 million was deposited in the BSF. The biennium ended June 30, 1995 with a GRF ending fund balance of $928 million, of which $535.2 million was transferred into the BSF (which had an April 3, 1996 balance of over $828 million).

         The GRF appropriations act for the 1995--96 biennium was passed on June 28, 1995 and promptly signed (after selective vetoes) by the Governor. All necessary GRF appropriations for State debt service and lease rental payments then projected for the biennium were included in that act. In accordance with the appropriations act, the significant June 30, 1995 GRF fund balance, after leaving in the GRF an unreserved and undesignated balance of $70 million, was transferred to the BSF and other funds including school assistance funds and, in anticipation of possible federal program changes, a human services stabilization fund.

         Debt Limits and Outstanding Debt. The State's incurrence or assumption of debt without a vote of the people is, with limited exceptions, prohibited by current State constitutional provisions. The State may incur debt, limited in amount to $750,000, to cover casual deficits or failures in revenues or to meet expenses not otherwise provided for. The Constitution expressly precludes the State from assuming the debts of any local government or corporation. (An exception is made in both cases for any debt incurred to repel invasion, suppress insurrection or defend the State in war.)

         By 14 constitutional amendments, the last adopted in 1995, Ohio voters have authorized the incurrence of State debt and the pledge of taxes or excises to its payment. At April 3, 1996, $892 million (excluding certain highway bonds payable primarily from highway use charges) of this debt was outstanding. The only such State debt at that date still authorized to be incurred were portions of the highway bonds, and the following: (a) up to $100 million of obligations for coal research and development may be outstanding at any one time ($39.6 million outstanding); and (b) $240 million of obligations previously authorized for local infrastructure improvements, no more than $120 million of which may be issued in any calendar year ($805.4 million outstanding); and (c) up to $200 million in general obligation bonds for parks, recreation and natural resources purposes which may be outstanding at any one time ($47.2 million outstanding, with no more than $50 million to be issued in any one year, and none have yet been issued).

         The electors approved in November 1995 a constitutional amendment that extends the local infrastructure bond program (authorizing an additional $1.2 billion of State full faith and credit obligations to be issued over 10 years for the purpose), and authorizes additional highway bonds (expected to be payable primarily from highway use receipts). The latter supersedes the prior $500 million highway obligation authorization, authorizes not more than $1.2 billion to be outstanding at any time and not more than $220 million to be issued in a fiscal year.

         Common resolutions are pending in both houses of the General Assembly that would submit a constitutional amendment relating to certain other aspects of State debt. The proposal would authorize, among other things, the issuance of State general obligations debt for a variety of purposes debt service on all State general obligation debt and GRF-supported obligations would not exceed 5% of the preceding fiscal year's GRF expenditures.

         The Constitution also authorizes the issuance of State obligations for certain purposes, the owners of which do not have the right to have excises or taxes levied to pay debt service. Those special obligations include obligations issued by the Ohio Public Facilities Commission and the Ohio Building Authority, and certain obligations issued by the State treasurer, over $4.8 billion of which was outstanding at April 17, 1996.

         A 1990 constitutional amendment authorizes greater State and political subdivision participation (including financing) in the provision of housing. The General Assembly may for that purpose authorize the issuance of State obligations secured by a pledge of all or such portion as it authorizes of State revenues or receipts (but not by a pledge of the State's full faith and credit).

         A 1994 constitutional amendment pledges the full faith and credit and taxing power of the State to meeting certain guarantees under the State's tuition credit program which provides for purchase of tuition credits, for the benefit of State residents, guaranteed to cover a specified amount when applied to the cost of higher education tuition. (A 1965 constitutional provision that authorized student loan guarantees payable from available State moneys has never been implemented, apart from a "guarantee fund" approach funded essentially from program revenues.)

         The House has adopted a resolution that would submit to the electors a constitutional amendment prohibiting the General Assembly from imposing a new tax or increasing an existing tax unless approved by a three-fifths vote of each house or by a majority vote of the electors. It cannot be predicted whether required Senate concurrence to submission will be received.

         State and local agencies issue obligations that are payable from revenues from or relating to certain facilities (but not from taxes). By judicial interpretation, these obligations are not "debt" within constitutional provisions. In general, payment obligations under lease-purchase agreements of Ohio public agencies (in which certificates of participation may be issued) are limited in duration to the agency's fiscal period, and are renewable only upon appropriations being made available for the subsequent fiscal period.

         Local Governments. Local school districts in Ohio receive a major portion (statewide aggregate approximately 44% in recent years) of their operating moneys from State subsidies, but are dependent on local property taxes, and in 101 districts from voter-authorized income taxes, for significant portions of their budgets. Litigation, similar to that in other states, is pending questioning the constitutionality of Ohio's system of school funding. The trial court concluded that aspects of the system (including basic operating assistance) are unconstitutional, and ordered the State to provide for and fund a system complying with the Ohio Constitution. The State appealed and a court of appeals reversed the trail court's findings for plaintiff districts. The case is now pending on appeal in the Ohio Supreme Court. A small number of the State's 612 local school districts have in any year required special assistance to avoid year-end deficits. A current program provides for school district cash need borrowing directly from commercial lenders, with diversion of State subsidy distributions to repayment if needed. Recent borrowings under this program totaled $94.5 million for 27 districts (including $75 million for one) in FY 1993, and $41.1 million for 28 districts in FY 1994, and $71.1 million for 29 districts in FY 1995.

         Ohio's 943 incorporated cities and villages rely primarily on property and municipal income taxes for their operations. With other subdivisions, they also receive local government support and property tax relief moneys distributed by the State. For those few municipalities that on occasion have faced significant financial problems, there are statutory procedures for a joint
State/local commission to monitor the municipality's fiscal affairs and for development of a financial plan to eliminate deficits and cure any defaults. Since inception in 1979, these procedures have been applied to 23 cities and villages; for 19 of them the fiscal situation was resolved and the procedures were terminated.

         At present the State itself does not levy ad valorem taxes on real or tangible personal property. Those taxes are levied by political subdivisions and other local taxing districts. The Constitution has since 1934 limited to 1% of true value in money, the amount of the aggregate levy (including a levy for unvoiced general obligations) of property taxes by all overlapping subdivisions, without a vote of the electors or a municipal charter provision, and statutes limit the amount of that aggregate levy to 10 mills per $1 of assessed valuation (commonly referred to as the "ten-mill limitation"). Voted general obligations of subdivisions are payable from property taxes that are unlimited as to amount or rate.

Investing in Pennsylvania

         Scudder Pennsylvania Tax Free Fund concentrates its investments in the securities of issuers located in the Commonwealth of Pennsylvania. Therefore, there are risks associated with the Fund that would not be present if its portfolio were diversified nationally. These risks include possible tax changes, and economic conditions and differing levels of supply and demand for long-term municipal obligations particular to the Commonwealth of Pennsylvania.

         As of June 30, 1995, outstanding general obligation bonds of the Commonwealth of Pennsylvania are rated AA- by S&P and A1 by Moody's.

         The portfolio of the Fund may contain different issues of long-term debt obligations issued by or on behalf of the Commonwealth of Pennsylvania and counties, municipalities and political subdivisions or public authorities.

         Some of the debt obligations acquired by the Fund may be General Obligation Bonds of the issuer. Others may be Industrial Revenue Bonds or Revenue Bonds of municipal utilities, housing authorities, hospital authorities, parking authorities, school districts or educational institutions which are dependent upon the revenues from the facility.

         Prospective investors should consider the financial difficulties and pressures which the Commonwealth of Pennsylvania and certain of its municipal subdivisions have undergone. Without intending to be complete, the following briefly summarizes some of these difficulties and the current financial situation, as well as some of the complex factors affecting the financial situation in the Commonwealth. It is derived from sources that are generally available to investors and is based in part on information obtained from various state and local agencies in Pennsylvania. No independent verification has been made of the following information. Both the Commonwealth and the City of Philadelphia have historically experienced significant revenue shortfalls. There can be no assurance that the Commonwealth will not experience further declines in economic conditions or that portions of the municipal obligations purchased by the Fund will not be affected by such declines.

         State Economy. Pennsylvania has been historically identified as a heavy-industry state although that reputation has changed recently as the industrial composition of the Commonwealth diversified when the coal, steel and railroad industries began to decline. The major new sources of growth in Pennsylvania are in the service sector, including trade, medical and the health services, education and financial institutions. Pennsylvania's agricultural industries are also an important component of the Commonwealth's economic structure, accounting for more than $3.6 billion in crop and livestock products annually while agribusiness and food related industries support $39 billion in economic activity annually.

         Non-manufacturing employment within the Commonwealth has increased steadily from 1980 to its 1995 level of 82.1 percent of total employment. The growth in employment experienced in Pennsylvania during such periods is comparable to the growth in employment in the Middle Atlantic region of the United States. In 1995, manufacturing employment represented 17.9 percent of all nonagricultural employment in Pennsylvania while the services sector accounted for 30.4 percent and the trade sector accounted for 22.8 percent.

         The Commonwealth recently experienced a slowdown in its economy. Moreover, economic strengths and weaknesses vary in different parts of the Commonwealth. For February, 1996, the seasonally adjusted unemployment rate in Pennsylvania was 5.5% compared to 5.5% for the United States. During 1995, the annual average seasonally adjusted unemployment rate in Pennsylvania was 5.9% compared to 5.6% for the United States.

         State Budget. The Commonwealth operates under an annual budget which is formulated and submitted for legislative approval by the Governor each February. The Pennsylvania Constitution requires that the Governor's budget proposal consist of three parts: (i) a balanced operating budget setting forth proposed expenditures and estimated revenues from all sources and, if estimated revenues and available surplus are less than proposed expenditures, recommending specific additional sources of revenue sufficient to pay the deficiency; (ii) a capital budget setting forth proposed expenditures to be financed from the proceeds of obligations of the Commonwealth or its agencies or from operating funds; and
(iii) a financial plan for not less than the succeeding five fiscal years, which includes for each year projected operating expenditures and estimated revenues and projected expenditures for capital projects. The General Assembly may add, change or delete any items in the budget prepared by the Governor, but the Governor retains veto power over the individual appropriations passed by the legislature. The Commonwealth's fiscal year begins on July 1 and ends on June 30.

         All funds received by the Commonwealth are subject to appropriation in specific amounts by the General Assembly or by executive authorization by the Governor. Total appropriations enacted by the General Assembly may not exceed the ensuing year's estimated revenues, plus (less) the unappropriated fund balance (deficit) of the preceding year, except for constitutionally authorized debt service payments. Appropriations from the principal operating funds of the Commonwealth (the General Fund, the Motor License Fund and the State Lottery
Fund) are generally made for one fiscal year and are returned to the unappropriated surplus of the fund if not spent or encumbered by the end of the fiscal year. The Constitution specifies that a surplus of operating funds at the end of a fiscal year must be appropriated for the ensuing year.

         Pennsylvania uses the "fund" method of accounting for receipts and disbursements. For purposes of government accounting, a "fund" is an independent fiscal and accounting entity with a self-balancing set of accounts, recording cash and/or other resources together with all related liabilities and equities. In the Commonwealth, over 120 funds have been established by legislative enactment or in certain cases by administrative action for the purpose of recording the receipt and disbursement of monies received by the Commonwealth. Annual budgets are adopted each fiscal year for the principal operating funds of the Commonwealth and several other special revenue funds. Expenditures and encumbrances against these funds may only be made pursuant to appropriation measures enacted by the General Assembly and approved by the Governor. The General Fund, the Commonwealth's largest fund, receives all tax revenues, non-tax revenues and federal grants and entitlements that are not specified by law to be deposited elsewhere. The majority of the Commonwealth's operating and administrative expenses are payable from the General Fund. Debt service on all bond indebtedness of the Commonwealth, except that issued for highway purposes or for the benefit of other special revenue funds, is payable from the General Fund.

         Financial information for the principal operating funds of the Commonwealth are maintained on a budgetary basis of accounting, which is used for the purpose of insuring compliance with the enacted operating budget. The Commonwealth also prepares annual financial statements in accordance with generally accepted accounting principles ("GAAP"). Budgetary basis financial reports are based on a modified cash basis of accounting as opposed to a modified accrual basis of accounting prescribed by GAAP. Financial information is adjusted at fiscal year-end to reflect appropriate accruals for financial reporting in conformity with GAAP.

         Recent Financial Conditions. From fiscal 1984, when the Commonwealth first prepared its financial statements on a GAAP basis, through fiscal 1989, the Commonwealth reported a positive unreserved-undesignated fund balance for its governmental fund types at each fiscal year end. Slowing economic growth during 1990, leading to a national economic recession beginning in fiscal 1991, reduced revenue growth and increased expenditures and contributed to negative unreserved-undesignated fund balances at the end of the 1990 and 1991 fiscal years. The negative unreserved-undesignated fund balance was due largely to operating deficits in the General Fund and the State Lottery Fund during those fiscal years. Actions taken during fiscal 1992 to bring the General Fund back into balance, including tax increases and expenditure restraints, resulted in a $1.1 billion reduction to the unreserved-undesignated fund deficit for combined governmental fund types at June 30, 1993, and a return to a positive fund balance. The fund balance for the governmental fund types, as restated, has increased during the 1993, 1994 and 1995 fiscal years. At June 30, 1995, the fund balance totaled $1,927.6 million including an unreserved-undesignated fund balance of $104.8 million.

         Financial Results for Recent Fiscal Years. For the five-year period from fiscal 1991 through fiscal 1995, total revenues and other sources rose at a
9.1 percent average annual rate while total  expenditures and other uses grew by
7.4 percent annually. Over two-thirds of the increase in total revenues and other sources during this period occurred during fiscal 1992 when a $2.7 billion tax increase was enacted to address a fiscal 1991 budget deficit and to fund increased expenditures for fiscal 1992. For the four-year period from fiscal 1992 through fiscal 1995, total revenues and other sources increased at an annual average of 3.3 percent, less than one-half the rate of increase for the five-year period beginning with fiscal 1991. This slower rate of growth was due, in part, to tax rate reductions and other tax law revisions that restrained the growth of tax receipts for fiscal years 1993, 1994 and 1995.

         Expenditures and other uses followed a pattern similar to that for revenues, although with smaller growth rates, during the fiscal 1991 through fiscal 1995 period. Program areas having the largest increase in costs for the fiscal 1991 to fiscal 1995 period related to protection of persons and property, an expansion of state prisons, and public health and welfare. Recently, efforts to restrain the rapid expansion of public health and welfare program costs have resulted in expenditure increases at or below the total rate of increase for total expenditures in each fiscal year.

         Fiscal 1994 Financial Results. Commonwealth revenues during the 1994 fiscal year totaled $15,210.7 million, $38.6 million above the fiscal year estimate, and 3.9 percent over commonwealth revenues during the 1993 fiscal year. The sales tax was an important contributor to the higher than estimated revenues. The strength of collections from the sales tax offset the lower than budgeted performance of the personal income tax that ended the 1994 fiscal year $74.4 million below estimate. The shortfall in the personal income tax was largely due to shortfalls in income not subject to withholding such as interest, dividends and other income. Expenditures, excluding pooled financing expenditures and net of all fiscal 1994 appropriation lapses, totaled $14,934.4 million representing a 7.2 percent increase over fiscal 1993 expenditures. Medical assistance and prisons spending contributed to the rate of spending growth for the 1994 fiscal year. The Commonwealth maintained an operating balance on a budgetary basis for fiscal 1994 producing a fiscal year ending unappropriated surplus of $335.8 million.

         Fiscal 1995 Financial Results. Commonwealth revenues for the 1995 fiscal year were above estimate and exceeded fiscal year expenditures and encumbrances. Fiscal 1995 was the fourth consecutive fiscal year the Commonwealth reported an increase in the fiscal year-end unappropriated balance. Prior to reserves for transfer to the Tax Stabilization Reserve Fund, the fiscal 1995 closing unappropriated surplus was $540.0 million, an increase of $204.2 million over the fiscal 1994 closing unappropriated surplus prior to transfers.

         Commonwealth  revenues during the 1995 fiscal year were $459.4 million,
2.9 percent, above the estimate of revenues used at the time the 1995 fiscal year budget was enacted. Corporation taxes contributed $329.4 million of the additional receipts largely due to higher receipts from the corporate net income tax. Fiscal 1995 revenues from the corporate net income tax were 22.6 percent over collections in fiscal 1994 and include the effects of the reduction of the tax rate from 12.25 percent to 11.99 percent that became effective with tax years beginning on and after January 1, 1994. The sales and use tax and miscellaneous revenues also showed strong year-over-year growth that produced above-estimate revenue collections. Sales and use tax revenues were $5,526.9 million, $128.8 million above the enacted budget estimate and 7.9 percent over fiscal 1994 collections. Tax receipts from both motor vehicle and non-motor vehicle sales contributed to the higher collections. Miscellaneous revenue collections for fiscal 1995 were $183.5 million, $44.9 million above estimate and were largely due to additional investment earnings, escheat revenues and other miscellaneous revenues.

         Fiscal 1996 Budget. On June 30, 1995, the Governor signed a $16.2 billion general fund budget, an increase of approximately 2.7 percent over the total appropriations from Commonwealth revenues in the fiscal 1995 budget. The appropriations increase for fiscal 1996 is one of the lowest rates in recent years. Areas receiving the largest budgetary increases are medical assistance and basic education. In addition, the budget accelerated corporate net income tax rate reductions, eliminated the inheritance tax paid by a surviving spouse on jointly owned property, and made other business tax reductions.

         Fiscal 1997  Budget.  In February  1996,  the  Governor  presented  his proposed fiscal 1997 budget to the General Assembly. Proposed appropriations from General Fund Commonwealth revenues total $16,189.9 million, a reduction from the estimated $16,219.9 million (including proposed supplemental appropriations) for fiscal 1996. The proposed reduction represents a decline of approximately 0.2 percent in appropriations from the prior fiscal year. Revenue receipts are estimated to increase by $403.9 million, or 2.5 percent, over anticipated receipts for fiscal 1996. The anticipated increased revenues, together with the projected $140 million of appropriation lapses during fiscal 1996 and the proposed drawdown of approximately $95 million of surplus provide the funding sources for the proposed budget. The proposed drawdown of the fiscal 1996 unappropriated surplus produces a projected 1997 fiscal year end surplus of under $5 million, without any consideration of possible appropriation lapses for fiscal 1997. The decline in appropriation authority over the prior fiscal year in the proposed budget relies on several program changes, including $329 million of cost containment efforts in public health and welfare programs. Other significant cost restraints include reductions to appropriations for the state-aided colleges and universities and no increases for the state-related colleges and universities.

         Debt Limits and Outstanding Debt. The Constitution of Pennsylvania permits the issuance of the following types of debt: (i) debt to suppress insurrection or rehabilitate areas affected by disaster, (ii) electorate approved debt, (iii) debt for capital projects subject to an aggregate debt limit of 1.75 times the annual average tax revenues of the preceding five fiscal years; and (iv) tax anticipation notes payable in the fiscal year of issuance.

         Under the Pennsylvania Fiscal Code, the Auditor General is required annually to certify to the Governor and the General Assembly certain information regarding the Commonwealth's indebtedness. According to the February 29, 1996 Auditor General certificate, the average annual tax revenues deposited in all funds in the five fiscal years ended June 30, 1995 was approximately $17.7 billion, and, therefore, the net debt limitation for the 1996 fiscal year is $30.9 billion. Outstanding net debt totaled $3.9 billion at June 30, 1995, approximately equal to the net debt at June 30, 1994. On February 28, 1994, the amount of debt authorized by law to be issued, but not yet incurred was $16.5 billion.

         Local Governments. The City of Philadelphia (the "City" or "Philadelphia") is the largest city in the Commonwealth. Philadelphia experienced a series of general fund deficits for fiscal years 1988 through 1992 which have culminated in the City's present serious financial difficulties for the City. In its comprehensive Annual Financial Report, Philadelphia reported a cumulative General Fund deficit of $71.4 million for fiscal year 1992.

         In June, 1991, the Governor of Pennsylvania signed into law legislation establishing the Pennsylvania Inter-Governmental Cooperation Authority, a five-member board which will oversee the fiscal affairs of the City of Philadelphia. The legislation empowered the authority to issue notes and bonds on behalf of Philadelphia and also authorized Philadelphia to levy a one-percent sales tax the proceeds of which would be used to pay off the bonds. In return for the authority's fiscal assistance, Philadelphia was required, among other things, to establish a five-year financial plan that includes balanced annual budgets. Under the legislation, if Philadelphia does not comply with such requirements, the authority may withhold bond revenues and certain state funding.

         At this time, the City is operating under a five-year fiscal plan approved by PICA on April 17, 1995. Technical modifications were made to that plan as of July 12, 1995 and the revised plan, incorporating such technical modifications, was approved by PICA on July 18, 1995. As of November 15, 1995, PICA has issued approximately $1,418.7 million of its Special Tax Revenue Bonds.

         No further PICA bonds are to be issued by PICA for the purpose of financing a capital project or deficit as the authority for such bond sales expired on December 31, 1994. PICA's authority to issue debt for the purpose of financing a cash flow deficit expires on December 31, 1996. Its ability to refund existing outstanding debt is unrestricted.

         In January 1993, Philadelphia anticipated a cumulative general fund budget deficit of $57 million for the 1993 fiscal year. In response to the anticipated deficit, the Mayor unveiled a financial plan eliminating the budget deficit for the 1993 budget year through significant service cuts that included a plan to privatize certain city-provided services. Due to an upsurge in tax receipts, cost-cutting and additional PICA borrowings, Philadelphia completed the 1993 fiscal year with a balanced general fund budget. The audit findings for fiscal year 1993 show a cumulative general fund surplus of approximately $3 million for the fiscal year ended June 30, 1993.

         In January 1994, the Mayor proposed a $2.3 billion city general fund budget that included no tax increases, no significant service cuts and a series of modest health and welfare program increases. At that time, the Mayor also unveiled a $2.2 billion program (the "Philadelphia Economic Stimulus Program") designed to stimulate Philadelphia's economy and stop the loss of 1,000 jobs a month. In its 1994 Comprehensive Annual Financial Report, Philadelphia reported a cumulative general fund surplus of approximately $15.4 million for the fiscal year ended June 30, 1994. Philadelphia's preliminary unaudited General Fund financial statements at June 30, 1995 projects a surplus approximating $59.6 million.

         S&P's rating on Philadelphia's general obligation bonds is "B-." Moody's rating is currently "BBB."

         Litigation. The Commonwealth is a party to numerous lawsuits in which an adverse final decision could materially affect the Commonwealth's governmental operations and consequently its ability to pay debt service on its obligations. The Commonwealth also faces tort claims made possible by the limited waiver of sovereign immunity effected by Act 152, approved September 28, 1978, as amended. Under the Act, damages for any loss are limited to $250,000 per person and $1 million for each accident.

Investments, Investment Techniques and Considerations Common to the Funds

Income Level and Credit Risk. Because the Funds hold principally investment grade (in the case of New York Tax Free Fund, Scudder Ohio Tax Free Fund and Scudder Pennsylvania Tax Free Fund) and high quality (in the case of New York Tax Free Money Fund) municipal obligations, the income earned on shares of each Fund will tend to be less than it might be on a portfolio emphasizing lower quality securities. Municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy laws, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that as a result of litigation or other conditions, the power or ability of any one or more issuers to pay, when due, principal of and interest on its or their municipal obligations may be materially affected. Scudder New York Tax Free Fund, Scudder Ohio Tax Free Fund and Scudder Pennsylvania Tax Free Fund may each invest in municipal securities rated B by S&P, Fitch or Moody's although it intends to invest principally in securities rated in higher grades. Although each Fund's quality standards are designed to minimize the credit risk of investing in the Fund, that risk cannot be entirely eliminated. Shares of the Funds are not insured by any agency of New York, Ohio, Pennsylvania or of the U.S. Government.

Municipal Obligations. Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities to obtain funds for various public purposes. The interest on most of these obligations is generally exempt from regular federal income tax in the hands of most individual investors, although it may be subject to the individual and corporate alternative minimum tax. The two principal classifications of municipal obligations are "notes" and "bonds."

         1. Municipal Notes. Municipal notes are generally used to provide for short-term capital needs and generally have maturities of one year or less. Municipal notes include: tax anticipation notes; revenue anticipation notes; bond anticipation notes; and construction loan notes.

         Tax anticipation notes are sold to finance working capital needs of municipalities. They are generally payable from specific tax revenues expected to be received at a future date. Revenue anticipation notes are issued in expectation of receipt of other types of revenue such as federal revenues available under the Federal Revenue Sharing Program. Tax anticipation notes and revenue anticipation notes are generally issued in anticipation of various seasonal revenues such as income, sales, use, and business taxes. Bond anticipation notes are sold to provide interim financing. These notes are generally issued in anticipation of long-term financing in the market. In most cases, such financing provides for the repayment of the notes. Construction loan notes are sold to provide construction financing. After the projects are successfully completed and accepted, many projects receive permanent financing through the Federal Housing Administration under "Fannie Mae" (the Federal National Mortgage Association) or "Ginnie Mae" (the Government National Mortgage Association). There are, of course, a number of other types of notes issued for different purposes and secured differently from those described above.

         2. Municipal Bonds. Municipal bonds which meet longer term capital needs generally have maturities of more than one year when issued and have two principal classifications: "general obligation" bonds and "revenue" bonds.

         Issuers of general obligation bonds include states, counties, cities, towns, and regional districts. The proceeds these obligations are used to fund a wide range of public projects including the construction or improvement of schools, highways and roads, water and sewer systems, and a variety of other public purposes. The basic security of general obligation bonds is the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate or amount or special assessments.

         The principal security for a revenue bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Revenue bonds have been issued to fund a wide variety of capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies may also be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security including partially or fully insured, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. In addition to a debt service reserve fund, some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund. Lease rental revenue bonds issued by a state or local authority for capital projects are secured by annual lease rental payments from the state or locality to the authority sufficient to cover debt service on the authority's obligations.

         Industrial development and pollution control bonds, although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but are secured by the revenues of the authority derived from payments by the industrial user. Under federal tax legislation, certain types of Industrial Development Bonds and Pollution Control Bonds may no longer be issued on a tax-exempt basis, although previously-issued bonds of these types and certain refundings of such bonds are not affected. Each Fund may invest more than 25% of its assets in industrial development or other private activity bonds, subject to each Fund's fundamental investment policies, and also subject to each Fund's current intention not to invest in municipal securities whose investment income is taxable or subject to the Fund's 20% limitation on investing in AMT bonds. For the purposes of each Fund's investment limitation
regarding   concentration  of  investments  in  any  one  industry,   industrial
development or other private activity bonds ultimately payable by companies within the same industry will be considered as if they were issued by issuers in the same industry.

         3. Municipal Lease Obligations and Participation Interests. A municipal lease obligation may take the form of a lease, installment purchase contract or conditional sales contract which is issued by a state or local government and authorities to acquire land, equipment and facilities. Income from such obligations is generally exempt from state and local taxes in the state of issuance. Municipal lease obligations frequently involve special risks not normally associated with general obligations or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title in the leased asset to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt issuance limitations are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that relieve the governmental issuer of any obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. In addition, such leases or contracts may be subject to the temporary abatement of payments in the event the issuer is prevented from maintaining occupancy of the leased premises or utilizing the leased equipment. Although the obligations may be secured by the leased equipment or facilities, the disposition of the property in the event of nonappropriation or foreclosure might prove difficult, time consuming and costly, and result in a delay in recovery or the failure to fully recover a Fund's original investment.

         Participation interests represent undivided interests in municipal leases, installment purchase contracts, conditional sales contracts or other instruments. These are typically issued by a trust or other entity which has received an assignment of the payments to be made by the state or political subdivision under such leases or contracts.

         Certain municipal lease obligations and participation interests may be deemed illiquid for the purpose of the Fund's limitation on investments in illiquid securities. Other municipal lease obligations and participation interests acquired by a Fund may be determined by the Adviser to be liquid securities for the purpose of such limitation. In determining the liquidity of municipal lease obligations and participation interests, the Adviser will consider a variety of factors including: (1) the willingness of dealers to bid for the security; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades or quotes for the obligation; and (4) the nature of the marketplace trades. In addition, the Adviser will consider factors unique to particular lease obligations and participation interests affecting the marketability thereof. These include the general creditworthiness of the issuer, the importance to the issuer of the property covered by the lease and the likelihood that the marketability of the obligation will be maintained throughout the time the obligation is held by a Fund.

         The Fund may purchase participation interests in municipal lease obligations held by a commercial bank or other financial institution. Such participations provide a Fund with the right to a pro rata undivided interest in the underlying municipal lease obligations. In addition, such participations generally provide a Fund with the right to demand payment, on not more than seven days' notice, of all or any part of such Fund's participation interest in the underlying municipal lease obligation, plus accrued interest. The Fund will only invest in such participations if, in the opinion of bond counsel, counsel for the issuers of such participations or counsel selected by the Adviser, the interest from such participations is exempt from regular federal income tax and Massachusetts state income tax.

         4. Other Municipal  Obligations.  There are, in addition,  a variety of hybrid and special types of municipal obligations as well as numerous differences in the security of municipal obligations both within and between the two principal classifications above.

         The Funds may purchase variable rate demand instruments that are tax-municipal obligations providing for a periodic adjustment in the interest rate paid on the instrument according to changes in interest rates generally. These instruments also permit a Fund to demand payment of the unpaid principal balance plus accrued interest upon a specified number of days' notice to the issuer or its agent. The demand feature may be backed by a bank letter of credit or guarantee issued with respect to such instrument. The Funds intend to exercise the demand only (1) upon a default under the terms of the municipal obligation, (2) as needed to provide liquidity to the Funds, or (3) to maintain their respective investment portfolio ratings standards. A bank that issues a repurchase commitment may receive a fee from a Fund for this arrangement. The issuer of a variable rate demand instrument may have a corresponding right to prepay in its discretion the outstanding principal of the instrument plus accrued interest upon notice comparable to that required for the holder to demand payment.

         The variable rate demand instruments that these Funds may purchase are payable on demand on not more than thirty calendar days' notice. The terms of the instruments provide that interest rates are adjustable at intervals ranging from daily up to six months, and the adjustments are based upon the prime rate of a bank or other appropriate interest rate adjustment index as provided in the respective instruments. The Funds will determine the variable rate demand instruments that it will purchase in accordance with procedures approved by the Trustees to minimize credit risks. The Adviser may determine that an unrated variable rate demand instrument meets a Fund's quality criteria by reason of being backed by a letter of credit or guarantee issued by a bank that meets the quality criteria for the Fund. Thus, either the credit of the issuer of the municipal obligation or the guarantor bank or both will meet the quality standards of a Fund. The Adviser will reevaluate each unrated variable rate demand instrument held by a Fund on a quarterly basis to determine that it continues to meet the Fund's quality criteria.

         The value of the underlying variable rate demand instruments may change with changes in interest rates generally, but the variable rate nature of these instruments should decrease changes in value due to interest rate fluctuations. Accordingly, as interest rates decrease or increase, the potential for capital gain and the risk of capital loss on the disposition of portfolio securities are less than would be the case with a comparable portfolio of fixed income securities. The Funds may purchase variable rate demand instruments on which stated minimum or maximum rates, or maximum rates set by state law, limit the degree to which interest on such variable rate demand instruments may fluctuate; to the extent it does, increases or decreases in value of such variable rate demand notes may be somewhat greater than would be the case without such limits. Because the adjustment of interest rates on the variable rate demand instruments is made in relation to movements of the applicable rate adjustment index, the variable rate demand instruments are not comparable to long-term fixed interest rate securities. Accordingly, interest rates on the variable rate demand instruments may be higher or lower than current market rates for fixed rate obligations of comparable quality with similar final maturities.

         The maturity of the variable rate demand instruments held by the Funds are ordinarily deemed to be the longer of (1) the notice period required before the Fund is entitled to receive payment of the principal amount of the instrument or (2) the period remaining until the instrument's next interest rate adjustment.

General Considerations. An entire issue of municipal obligations may be purchased by one or a small number of institutional investors such as one of the Funds. Thus, the issue may not be said to be publicly offered. Unlike securities which must be registered under the Securities Act of 1933 prior to offer and sale unless an exemption from such registration is available, municipal obligations which are not publicly offered may nevertheless be readily marketable. A secondary market exists for municipal obligations which were not publicly offered initially.

         Obligations purchased for the Funds are subject to the limitations on holdings of securities which are not readily marketable contained in each Fund's investment restrictions. The Adviser determines whether a municipal obligation is readily marketable based on whether it may be sold in a reasonable time consistent with the customs of the municipal markets (usually seven days) at a price (or interest rate) which accurately reflects its value. The Adviser believes that the quality standards applicable to each Fund's investments enhance marketability. In addition, Stand-by Commitments and demand obligations also enhance marketability.

         For the purpose of each Fund's investment restrictions, the identification of the "issuer" of municipal obligations which are not general obligation bonds is made by the Adviser on the basis of the characteristics of the obligation as described above, the most significant of which is the source of funds for the payment of principal and interest on such obligations.

         Yields on municipal obligations depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation and the quality of the issue.

         The Funds expect that each will not invest more than 25% of its total assets in municipal obligations the security of which is derived from any one of the following categories: hospitals and health facilities; turnpikes and toll roads; ports and airports; or colleges and universities. Each Fund may invest more than 25% of its total assets in municipal obligations of one or more of the following types: public housing authorities; general obligations of states and localities; lease rental obligations of states and local authorities; state and local housing finance authorities; municipal utilities systems; bonds that are secured or backed by the Treasury or other U.S. Government guaranteed securities; or industrial development and pollution control bonds. There could be economic, business or political developments, which might affect all municipal obligations of a similar type. However, each Fund believes that the most important consideration affecting risk is the quality of municipal obligations.

When-Issued Securities. The Funds may purchase securities offered on a "when-issued" or "forward delivery" basis. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities take place at a later date. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest accrues to the purchaser. To the extent that assets of a Fund are not invested prior to the settlement of a purchase of securities, a Fund will earn no income; however, it is intended that the Funds will be fully invested to the extent practicable and subject to the policies stated herein. When-issued or forward delivery purchases are negotiated directly with the other party, and are not traded on an exchange. While when-issued or forward delivery securities may be sold prior to the settlement date, it is intended that the Fund will purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Fund makes the commitment to purchase securities on a when-issued or forward delivery basis, it will record the transaction and reflect the value of the security in determining its net asset value. The Trust does not believe that either Fund's net asset value or income will be adversely affected by its purchase of securities on a when-issued or forward delivery basis. Each Fund will establish a segregated account in which it will maintain cash, U.S. Government securities and other high grade debt obligations equal in value to commitments for when-issued or forward delivery securities. Such segregated securities either will mature or, if necessary, be sold on or before the settlement date. Neither Fund will enter into such transactions for leverage purposes.

Stand-by Commitments. Subject to the receipt of any required regulatory authorization, a Fund may acquire "Stand-by Commitments," which will enable that Fund to improve its portfolio liquidity by making available same-day settlements on portfolio sales (and thus facilitate the payment of same-day payments of redemption proceeds in federal funds). Each Fund may enter into such transactions subject to the limitations in the rules under the Investment Company Act of 1940, as amended, (the "1940 Act"). A Stand-by Commitment is a right acquired by a Fund, when it purchases a municipal obligation from a broker, dealer or other financial institution ("seller"), to sell up to the same principal amount of such securities back to the seller, at the Fund's option, at a specified price. Stand-by Commitments are also known as "puts." Each Fund's investment policies permit the acquisition of Stand-by Commitments solely to facilitate portfolio liquidity. The exercise by a Fund of a Stand-by Commitment is subject to the ability of the other party to fulfill its contractual commitment.

         Stand-by Commitments acquired by a Fund will have the following features: (1) they will be in writing and will be physically held by the Fund's custodian; (2) the Fund's rights to exercise them will be unconditional and unqualified; (3) they will be entered into only with sellers which in the Adviser's opinion present a minimal risk of default; (4) although Stand-by Commitments will not be transferable, municipal obligations purchased subject to such commitments may be sold to a third party at any time, even though the commitment is outstanding; and (5) their exercise price will be (i) the Fund's acquisition cost (excluding the cost, if any, of the Stand-by Commitment) of the municipal obligations which are subject to the commitment (excluding any accrued interest which the Fund paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date. Each Fund expects to refrain from exercising a Stand-by Commitment in the event that the amount receivable upon exercise of the Stand-by Commitment is significantly greater than the then current market value of the underlying municipal obligations determined, as described below under "Net Asset Value," in order to avoid imposing a loss on a seller and thus jeopardizing a Fund's business relationship with that seller.

         Each Fund expects that Stand-by Commitments generally will be available without the payment of any direct or indirect consideration. However, if necessary or advisable, each Fund will pay for Stand-by Commitments, either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitments. As a matter of policy, the total amount "paid" by a Fund in either manner for outstanding Stand-by Commitments will not exceed 1/2 of 1% of the value of the total assets of that Fund calculated immediately after any Stand-by Commitment is acquired. If the Fund pays additional consideration for a Stand-by Commitment, the yield on the security to which the Stand-by Commitment relates will, in effect, be lower than if the Fund had not acquired such Stand-by Commitment.

         It is difficult to evaluate the likelihood of use or the potential benefit of a Stand-by Commitment. Therefore, it is expected that the Trustees will determine that Stand-by Commitments ordinarily have a "fair value" of zero, regardless of whether any direct or indirect consideration was paid. However, if the market price of the security subject to the Stand-by Commitment is less than the exercise price of the Stand-by Commitment, such security will ordinarily be valued at such exercise price. Where a Fund has paid for a Stand-by Commitment, its cost will be reflected as unrealized depreciation for the period during which the commitment is held.

         Management understands that the Internal Revenue Service (the "IRS") has issued a revenue ruling to the effect that, under specified circumstances, a registered investment company will be the owner of tax-exempt municipal obligations acquired subject to a put option. The IRS has also issued private letter rulings to certain taxpayers (which do not serve as a precedent for other taxpayers) to the effect that tax-exempt interest received by a regulated investment company with respect to such obligations will be tax-exempt in the hands of the company and may be distributed to its shareholders as exempt-interest dividends. The IRS has subsequently announced that it will not ordinarily issue advance ruling letters as to the identity of the true owner of property in cases involving the sale of securities or participation interests therein if the purchaser has the right to cause the security, or the participation interest therein, to be purchased by either the seller or a third party. Each Fund intends to take the position that it is the owner of any municipal obligations acquired subject to a Stand-By Commitment and that tax-exempt interest earned with respect to such municipal obligations will be tax-exempt in its hands. There is no assurance that the IRS will agree with such position in any particular case. There is no assurance that Stand-by Commitments will be available to a Fund nor has either Fund assumed that such commitments would continue to be available under all market conditions.

Third Party Puts. The Funds may also purchase long-term fixed rate bonds that have been coupled with an option granted by a third party financial institution allowing a Fund at specified intervals (not exceeding 397 calendar days in the case of Scudder New York Tax Free Money Fund) to tender (or "put") its bonds to the institution and receive the face value thereof (plus accrued interest). These third party puts are available in several different forms, may be represented by custodial receipts or trust certificates and may be combined with other features such as interest rate swaps. The Fund receives a short-term rate of interest (which is periodically reset), and the interest rate differential between that rate and the fixed rate on the bond is retained by the financial institution. The financial institution granting the option does not provide credit enhancement, and in the event that there is a default in the payment of principal, or interest on, or downgrading of a bond to below investment grade, or a loss of the bond's tax-exempt status, the put option will terminate automatically, the risk to the Fund will be that of holding such a long-term bond and, in the case of Scudder New York Tax Free Money Fund, the weighted average maturity of the Fund's portfolio would be adversely affected.

         These bonds coupled with puts may present the same tax issues as are associated with Stand-By Commitments discussed above. As with any Stand-By Commitments acquired by the Funds, each Fund intends to take the position that it is the owner of any municipal obligation acquired subject to a third-party put, and that tax-exempt interest earned with respect to such municipal obligations will be tax-exempt in its hands. There is no assurance that the IRS will agree with such position in any particular case. Additionally, the federal income tax treatment of certain other aspects of these investments, including the treatment of tender fees and swap payments, in relation to various regulated investment company tax provisions is unclear. However, the Adviser intends to manage the Funds' portfolios in a manner designed to minimize any adverse impact from these investments.

Repurchase Agreements. The Funds may enter into repurchase agreements with any member bank of the Federal Reserve System or any broker/dealer which is recognized as a reporting government securities dealer if the creditworthiness of the bank or broker/dealer has been determined by the Adviser to be at least as high as that of other obligations the Funds may purchase or to be at least equal to that of issuers of commercial paper rated within the two highest quality ratings categories assigned by Moody's, S&P or Fitch.

         A repurchase agreement provides a means for a Fund to earn taxable income on funds for periods as short as overnight. It is an arrangement under which the purchaser (i.e., the Fund) acquires a security ("Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Securities subject to a repurchase agreement are held in a segregated account and the value of such securities kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on the date of repurchase. In either case, the income to a Fund (which is taxable) is unrelated to the interest rate on the Obligation itself. Obligations will be held by the Fund's custodian or in the Federal Reserve Book Entry System.

         For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from a Fund to the seller of the Obligation subject to the repurchase agreement and is therefore subject to that Fund's investment restriction applicable to loans. It is not clear whether a court would consider the Obligation purchased by a Fund subject to a repurchase agreement as being owned by that Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, a Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterizes the transaction as a loan and a Fund has not perfected a security interest in the Obligation, the Fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Fund would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt obligation purchased for each Fund, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case the Fund may incur a loss if the proceeds to the Fund of the sale to a third party are less than the repurchase price. However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), each Fund will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that a Fund will be unsuccessful in seeking to enforce the seller's contractual obligation to deliver additional securities.

Reverse Repurchase Agreements. The Funds may enter into "reverse repurchase agreements," which are repurchase agreements in which a Fund, as the seller of the securities, agrees to repurchase them at an agreed time and price. Each Fund will maintain a segregated account, as described under "When-Issued Securities" in connection with outstanding reverse repurchase agreements. Reverse repurchase agreements are deemed to be borrowings subject to each Fund's investment restrictions applicable to that activity. Each Fund will enter into reverse repurchase agreements only when the Adviser believes that the interest income to be earned from the investment of the proceeds of the transaction will be greater than the interest expense of the transaction. The Funds do not intend to invest more than 5% in reverse repurchase agreements.

Trustees' Power to Change Objectives and Policies

         Except as specifically stated to the contrary, the objectives and policies of the Funds stated above may be changed by the Trustees without a vote of the shareholders.

Investment Restrictions of Scudder New York Tax Free Money Fund and Scudder New York Tax Free Fund

         Unless specified to the contrary, the following restrictions may not be changed by a Fund without the approval of a majority of the outstanding voting securities of that Fund which, under the 1940 Act and the rules thereunder and as used in this Statement of Additional Information, means the lesser of (1) 67% or more of the shares of a Fund present at a meeting, if the holders of more than 50% of the outstanding shares of that Fund are present or represented by proxy; or (2) more than 50% of the outstanding shares of a Fund. Any investment restrictions herein which involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, the Fund.

         As a matter of fundamental policy, the Trust may not, on behalf of Scudder New York Tax Free Money Fund:

         (1) borrow money, except as a temporary measure for extraordinary or emergency purposes or except in connection with reverse repurchase agreements; provided that the Fund maintains asset coverage of 300% for all borrowings;

         (2) purchase or sell real estate (except that the Fund may invest in (i) securities of companies which deal in real estate or mortgages, and (ii) securities secured by real estate or interests therein, and that the Fund (except for Scudder New York Tax Free Money Fund) reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities);

         (3) act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of portfolio securities of the Fund;

         (4) make loans to other persons, except (a) loans of portfolio securities, and (b) to the extent the entry into repurchase agreements and the purchase of debt securities in accordance with its investment objectives and investment policies may be deemed to be loans;

         (5) issue senior securities, except as appropriate to evidence indebtedness which it is permitted to incur, and except for shares of the separate classes or series of the Trust, provided that collateral arrangements with respect to currency-related contracts, futures contracts, options or other permitted investments, including deposits of initial and variation margin, are not considered to be the issuance of senior securities for purposes of this restriction;

         (6) purchase securities if such purchase would cause more than 25% in the aggregate of the market value of the total assets of the Fund at the time of such purchase to be invested in the securities of one or more issuers having their principal business activities in the same industry, provided that there is no limitation in respect to investments in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, (and in the case of Scudder New York Tax Free Money Fund, in municipal obligations issued by governments or political subdivisions of governments, or in certificates of deposit or bankers' acceptances issued by domestic banks);

         (7) with respect to 50% of the total assets of the Fund, invest more than 5% of its total assets in the securities of any one issuer, except U.S. Government securities, and with respect to 100% of the value of the total assets of the Fund, the Fund may not invest more than 25% of the value of its total assets in the securities of any one issuer;

         (8) with respect to 50% of the total assets of the Fund purchase the securities of any issuer if such purchase would cause more than 10% of the voting securities of such issuer to be held by the Fund, provided that the amount of the total assets of the Fund that may be invested in the securities of any one issuer will, instead, be limited in accordance with federal law, regulation and regulatory interpretation applicable to money market funds, as amended from time to time; and

         (9) purchase or sell physical commodities or contracts relating to physical commodities.

         As a matter of fundamental policy, the Trust may not, on behalf of Scudder New York Tax Free Fund:

         (10) purchase any security (other than obligations of the U.S. Government, its agencies or instrumentalities) if as a result
                  (a) more than 25% of the Registrant's total assets would then be invested in securities of any single issuer, or (b) 25% or more of the Registrant's total assets would then be invested in securities of issuers in any one industry or group of similar or related industries, provided, however, that the foregoing restriction shall not be deemed to prohibit the Fund from purchasing the securities of any issuer pursuant to the exercise of rights distributed to the Fund by the issuer, except that no such purchase may be made if as a result the Fund will fail to meet the diversification requirements of the Code;

         (11) borrow money, except as a temporary measure for extraordinary or emergency purposes or except in connection with reverse repurchase agreements; provided that the Fund maintains asset coverage of 300% for all borrowings;

         (12) purchase or sell real estate (except that the Fund may invest in (i) securities of companies which deal in real estate or mortgages, and (ii) securities secured by real estate or interests therein, and that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities); the Fund may not purchase or sell physical commodities or contracts relating to physical commodities;

         (13) act as underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of portfolio securities of the Fund;

         (14) make loans to other persons, except (a) loans of portfolio securities, and (b) to the extent the purchase of debt securities in accordance with its investment objective and investment policies and the entry into repurchase agreements may be deemed to be loans;

         (15) issue senior securities, except as appropriate to evidence indebtedness which it is permitted to incur, and except for shares of the separate classes or series of the Trust, provided that collateral arrangements with respect to currency-related contracts, futures contracts, options or other permitted investments, including deposits of initial and variation margin, are not considered to be the issuance of senior securities for purposes of this restriction; and

         (16) purchase securities if such purchase would cause more than 25% in the aggregate of the market value of the total assets of the Fund at the time of such purchase to be invested in the securities of one or more issuers having their principal business activities in the same industry, provided that there is no limitation in respect to investments in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, (and in the case of Scudder New York Tax Free Money Fund, in municipal obligations issued by governments or political subdivisions of governments, or in certificates of deposit or bankers' acceptances issued by domestic banks).

         As a matter of non-fundamental policy, the Trust may not, on behalf of Scudder New York Tax Free Money Fund:

         (1) purchase or sell interests in oil, gas or other mineral leases, or exploration or development programs (although it may invest in municipal obligations and other permitted investments of issuers which own or invest in such interests);

         (2) invest in the securities of other investment companies, except by purchase in the open market when no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not made on the open market, is part of a plan of merger or consolidation. The Trust, on behalf of the Fund, has no current intention of engaging in any borrowing, lending of portfolio securities or investing in closed-end investment companies;

         (3) purchase restricted securities (for these purposes restricted security means a security with a legal or contractual restriction on resale in the principal market in which the security is traded), including repurchase agreements maturing in more than seven days and securities which are not readily marketable if as a result more than 10% of the Fund's net assets (valued at market at purchase) would be invested in such securities;

         (4) purchase securities if, as a result thereof, more than 10% of the value of the Fund's total assets would be invested in restricted securities (for these purposes restricted security means a security with a legal or contractual restriction on resale in the principal market in which the security is traded);

         (5) purchase warrants, unless attached to other securities in which it is permitted to invest, or options (except Stand-by Commitments) on securities;

         (6) enter into repurchase agreements or purchase any securities if, as a result thereof, more than 10% of the total assets of the Fund (taken at market value) would be, in the aggregate, subject to repurchase agreements maturing in more than seven days and invested in restricted securities or securities which are not readily marketable;

         (7) participate on a joint or a joint and several basis in any trading account in securities, but may for the purpose of possibly achieving better net results on portfolio transactions or lower brokerage commission rates join with other investment company and client accounts advised by Scudder, Stevens & Clark, Inc. in the purchase or sale of debt obligations;

         (8) purchase or retain securities of an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Trust or a member or officer of the investment adviser of the Trust if one or more of such individuals owns beneficially more than one-half of one percent (1/2 of 1%) of the shares or securities or both (taken at market value) of such issuer and such individuals owning more than one-half of one percent (1/2 or 1%) of such shares or securities together own beneficially more than 5% of such shares or securities or both;

         (9) purchase securities on margin or make short sales unless, by virtue of its ownership of other securities, it has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions;

         (10) purchase securities of any issuer with a record of less than three years continuous operation, including predecessors, except (a) obligations issued or guaranteed by the U.S. Government or its agencies or (b) municipal obligations which are rated by at least one nationally recognized municipal obligations rating service, if such purchase would cause the Fund's investments in all such issuers to exceed 5% of the Fund's total assets taken at market value;

         (11) purchase from or sell to any of the Trust's officers and Trustees, its investment adviser, its principal underwriter or the officers and directors of its investment adviser or principal underwriter, portfolio securities of the Fund;

         (12)     purchase or sell real estate  limited  partnership  interests;
                  and

         (13) borrow money in excess of 5% of its total assets (taken at market value) except for temporary or emergency purposes, borrow other than from banks or in connection with reverse repurchase agreements.

         As a matter of non-fundamental policy, the Trust may not, on behalf of Scudder New York Tax Free Fund:

         (1) purchase or retain securities of any open-end investment company, or securities of closed-end investment companies except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchases, or except when such purchase, though not made in the open market, is part of a plan of merger, or consolidation, reorganization or acquisition of assets; in any event the Fund may not purchase more than 3% of the outstanding voting securities of another investment company, may not invest more than 5% of its assets in another investment company, and may not invest more than 10% of its assets in other investment companies;

         (2) pledge, mortgage or hypothecate its assets in excess, together with permitted borrowings, of 1/3 of its total assets;

         (3) purchase or retain securities of an issuer any of whose officers, directors, trustees or security holders is an officer, director or trustee of the Trust or a member, officer, director or trustee of the investment adviser of the Trust if one or more of such individuals owns beneficially more than one-half of one percent (1/2%) of the outstanding shares or securities or both (taken at market value) of such issuer and such individuals owning more than one-half of one percent (1/2%) of such shares or securities together own beneficially more than 5% of such shares or securities or both;

         (4) purchase securities on margin or make short sales, unless, by virtue of its ownership of other securities, it has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions, except in connection with arbitrage transactions and except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

         (5) invest more than 10% of its net assets in securities which are not readily marketable, the disposition of which is restricted under Federal securities laws, or in repurchase agreements not terminable within 7 days, and the Fund will not invest more than 10% of its total assets in restricted securities;

         (6) purchase securities of any issuer with a record of less than three years continuous operations, including predecessors, except U.S. Government securities, securities of such issuers which are rated by at least one nationally recognized statistical rating organization, municipal obligations and obligations issued or guaranteed by any foreign government or its agencies or instrumentalities, if such purchase would cause the investments of the Fund in all such issuers to exceed 5% of the total assets of the Fund taken at market value;

         (7) buy options on securities or financial instruments unless the aggregate premiums paid on all such options held by the Fund at any time do not exceed 20% of its net assets; or sell put options on securities if, as a result, the aggregate value of the obligations underlying such put options would exceed 50% of the Fund's net assets;

         (8) enter into futures contracts or purchase options thereon unless immediately after the purchase, the value of the aggregate initial margin with respect to all futures contracts entered into on behalf of the Fund and the premiums paid for options on futures contracts does not exceed 5% of the fair market value of the Fund's total assets; provided however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5% limit;

         (9) invest in oil, gas or other mineral leases, or exploration or development programs (although it may invest in issuers which own or invest in such interests);

         (10) borrow money (including reverse repurchase agreements), except for temporary or emergency purposes, in excess of 5% of its total assets (taken at market value) or borrow other than from banks;

         (11) purchase warrants if as a result warrants taken at the lower of cost or market value would represent more than 5% of the value of the Fund's total net assets or more than 2% of its net assets in warrants that are not listed on the New York or American Stock Exchanges or on an exchange with comparable listing requirements (for this purpose, warrants attached to securities will be deemed to have no value);

         (12) purchase from or sell to any of the Trust's officers and Trustees, its investment advisor, its principal underwriter or the officers and directors of its investment advisor or principal underwriter, portfolio securities of the Fund;

         (13) invest more than 25% of its net assets in each of non-publicly offered securities or New York municipal securities which are secured by revenues from health facilities, toll roads, ports and airports; or

         (14)     purchase or sell real estate  limited  partnership  interests;
                  and

         (15) make securities loans unless all loans of portfolio securities are fully collateralized and marked to market daily.

         The Trust, on behalf of Scudder New York Tax Free Money Fund and Scudder New York Tax Free Fund, has no current intention of engaging in any borrowing, lending of portfolio securities or investing in closed-end investment companies.

         Scudder New York Tax Free Money Fund does not expect to, and Scudder New York Tax Free Fund may not, invest more than 25% of its net assets in each of non-publicly offered securities or New York municipal securities which are secured by revenues from health facilities, toll roads, ports and airports.

Investment Restrictions of Scudder Ohio Tax Free Fund

         Unless specified to the contrary, the following restrictions may not be changed without the approval of a majority of the outstanding voting securities of the Fund which, under the Investment Company Act of 1940 and the rules thereunder and as used in this Statement of Additional Information, means the lesser of (1) 67% of the shares of the Fund present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (2) more than 50% of the outstanding shares of the Fund. Any investment restrictions herein which involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, the Fund.

As a matter of fundamental policy, the Trust, on behalf of Scudder Ohio Tax Free Fund, may not:

         (1) invest more than 25% of the value of its total assets in the securities of any one issuer;

         (2) borrow money, except as a temporary measure for extraordinary or emergency purposes or except in connection with reverse repurchase agreements; provided that the Fund maintains asset coverage of 300% for all borrowings;

         (3) purchase or sell real estate (except that the Fund may invest in (i) securities of companies which deal in real estate or mortgages, and (ii) securities secured by real estate or interests therein, and that the Fund (except for Scudder New York Tax Free Money Fund) reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities);

         (4) act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of portfolio securities of the Fund;

         (5) make loans to other persons, except (a) loans of portfolio securities, and (b) to the extent the entry into repurchase agreements and the purchase of debt securities in accordance with its investment objectives and investment policies may be deemed to be loans;

         (6) issue senior securities, except as appropriate to evidence indebtedness which it is permitted to incur, and except for shares of the separate classes or series of the Trust, provided that collateral arrangements with respect to currency-related contracts, futures contracts, options or other permitted investments, including deposits of initial and variation margin, are not considered to be the issuance of senior securities for purposes of this restriction;

         (7) with respect to 50% of the total assets of the Fund, purchase the securities of any issuer if such purchase would cause more than 10% of the voting securities of such issuer to be held by the Fund;

         (8) with respect to 50% of the total assets of the Fund, invest more than 5% of its total assets in securities of any one issuer, except U.S. Government securities;

         (9) purchase securities if such purchase would cause more than 25% in the aggregate of the market value of the total assets of the Fund at the time of such purchase to be invested in the securities of one or more issuers having their principal business activities in the same industry, provided that there is no limitation in respect to investments in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, (and in the case of Scudder New York Tax Free Money Fund, in municipal obligations issued by governments or political subdivisions of governments, or in certificates of deposit or bankers' acceptances issued by domestic banks); and

         (10) purchase or sell physical commodities or contracts relating to physical commodities.

As a matter of non-fundamental policy, the Trust, on behalf of Scudder Ohio Tax Free Fund, may not:

         (1) purchase or sell interests in oil, gas or other mineral exploration or development programs (although it may invest in municipal obligations and other permitted investments of issuers which own or invest in such interests);

         (2) purchase warrants, unless attached to other securities in which it is permitted to invest;

         (3) invest in the securities of other investment companies, or except by purchase in the open market when no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not made on the open market, is part of a plan of merger or consolidation;

         (4) enter into repurchase agreements or purchase any securities if, as a result thereof, more than 10% of the total assets of the Fund (taken at market value) would be, in the aggregate, subject to repurchase agreements maturing in more than seven days and invested in restricted securities or securities which are not readily marketable;

         (5) participate on a joint or a joint and several basis in any trading account in securities, but may for the purpose of possibly achieving better net results on portfolio transactions or lower brokerage commission rates join with other investment company and client accounts advised by the Adviser in the purchase or sale of debt obligations;

         (6) purchase securities on margin or make short sales unless, by virtue of its ownership of other securities, it has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions;

         (7) purchase securities of any issuer with a record of less than three years continuous operation, including predecessors, except (a) obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities or (b) municipal obligations of the State of Ohio (including securities issued by state agencies, cities and towns) which are rated by at least one nationally recognized municipal obligations rating service, if such purchase would cause the Fund's investments in all such issuers to exceed 5% of the Fund's total assets taken at market value;

         (8) purchase restricted securities (for these purposes restricted security means a security with a legal or contractual restriction on resale in the principal market in which the security is traded), repurchase agreements maturing in more than seven days and securities which are not readily marketable if as a result more than 10% of the Fund's net assets (valued at market at purchase) would be invested in such securities;

         (9) purchase restricted securities if, as a result thereof, more than 10% of the value of the Fund's total assets would be invested in restricted securities;

         (10) buy options on securities or financial instruments, unless the aggregate premiums paid on all such options held by the Fund at any time do not exceed 20% of the value of its net assets; or sell put options on securities if, as a result, the aggregate value of the obligations underlying such put options would exceed 50% of the Fund's net assets;

         (11) enter into futures contracts or purchase options thereon unless immediately after the purchase, the value of the aggregate initial margin with respect to all futures contracts entered into on behalf of the Fund and the premiums paid for options on futures contracts does not exceed 5% of the fair market value of the Fund's total assets; provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5% limit; and

         (12) borrow money in excess of 5% of its total assets (taken at market value) except for temporary or emergency purposes, borrow other than from banks or in connection with reverse repurchase agreements.

         The Trust, on behalf of Scudder Ohio Tax Free Fund, has no current intention of engaging in any borrowing, lending of portfolio securities or investing in closed-end investment companies.

         Scudder Ohio Tax Free Fund will not invest more than 25% of its assets in Ohio municipal securities which are secured by revenues from health facilities, toll roads, ports and airports, or colleges and universities. The Fund does not expect to invest in non-publicly offered securities.

Investment Restrictions of Scudder Pennsylvania Tax Free Fund

         Unless specified to the contrary, the following restrictions may not be changed without the approval of a majority of the outstanding voting securities of the Fund which, under the 1940 Act and the rules thereunder and as used in this Statement of Additional Information, means the lesser of (1) 67% of the shares of the Fund present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (2) more than 50% of the outstanding shares of the Fund. Any investment restrictions herein which involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, the Fund.

As a matter of fundamental policy, the Trust, on behalf of Scudder Pennsylvania Tax Free Fund, may not:

(1) invest more than 25% of the value of its total assets in the securities of any one issuer;

(2) borrow money, except as a temporary measure for extraordinary or emergency purposes or except in connection with reverse repurchase agreements; provided that the Fund maintains asset coverage of 300% for all borrowings;

(3) purchase or sell real estate (except that the Fund may invest in (i) securities of companies which deal in real estate or mortgages, and
         (ii) securities secured by real estate or interests therein, and that the Fund (except for Scudder New York Tax Free Money Fund) reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities);

(4) act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of portfolio securities of the Fund;

(5) make loans to other persons, except (a) loans of portfolio securities, and (b) to the extent the entry into repurchase agreements and the purchase of debt securities in accordance with its investment objectives and investment policies may be deemed to be loans;

(6) issue senior securities, except as appropriate to evidence indebtedness which it is permitted to incur, and except for shares of the separate classes or series of the Trust, provided that collateral arrangements with respect to currency-related contracts, futures contracts, options or other permitted investments, including deposits of initial and variation margin, are not considered to be the issuance of senior securities for purposes of this restriction;

(7) with respect to 50% of the total assets of the Fund, purchase the securities of any issuer if such purchase would cause more than 10% of the voting securities of such issuer to be held by the Fund;

(8) with respect to 50% of the total assets of the Fund, invest more than 5% of its total assets in securities of any one issuer, except U.S. Government securities;

(9) purchase securities if such purchase would cause more than 25% in the aggregate of the market value of the total assets of the Fund at the time of such purchase to be invested in the securities of one or more issuers having their principal business activities in the same industry, provided that there is no limitation in respect to investments in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, (and in the case of Scudder New York Tax Free Money Fund, in municipal obligations issued by governments or political subdivisions of governments, or in certificates of deposit or bankers' acceptances issued by domestic banks); and

(10) purchase or sell physical commodities or contracts relating to physical commodities.

As a matter of non-fundamental policy, the Trust, on behalf of Scudder Pennsylvania Tax Free Fund, may not:

(1) purchase or sell interests in oil, gas or other mineral exploration or development programs (although it may invest in municipal obligations and other permitted investments of issuers which own or invest in such interests);

(2) purchase warrants, unless attached to other securities in which it is permitted to invest, or options (except Stand-by Commitments) on securities;

(3) invest in the securities of other investment companies, or except by purchase in the open market when no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not made on the open market, is part of a plan of merger or consolidation;

(4) enter into repurchase agreements or purchase any securities if, as a result thereof, more than 10% of the total assets of the Fund (taken at market value) would be, in the aggregate, subject to repurchase agreements maturing in more than seven days and invested in restricted securities or securities which are not readily marketable;

(5) participate on a joint or a joint and several basis in any trading account in securities, but may for the purpose of possibly achieving better net results on portfolio transactions or lower brokerage commission rates join with other investment company and client accounts advised by the Adviser in the purchase or sale of debt obligations;

(6) purchase securities on margin or make short sales unless, by virtue of its ownership of other securities, it has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions;

(7) purchase securities of any issuer with a record of less than three years continuous operation, including predecessors, except (a) obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities or (b) municipal obligations of the Commonwealth of Pennsylvania which are rated by at least one nationally recognized municipal obligations rating service, if such purchase would cause the Fund's investments in all such issuers to exceed 5% of the Fund's total assets taken at market value;

(8) purchase restricted securities (for these purposes restricted security means a security with a legal or contractual restriction on resale in the principal market in which the security is traded), repurchase agreements maturing in more than seven days and securities which are not readily marketable if as a result more than 10% of the Fund's net assets (valued at market at purchase) would be invested in such securities;

(9) purchase restricted securities if, as a result thereof, more than 10% of the value of the Fund's total assets would be invested in restricted securities;

(10) buy options on securities or financial instruments, unless the aggregate premiums paid on all such options held by the Fund at any time do not exceed 20% of its net assets; or sell put options on securities if, as a result, the aggregate value of the obligations underlying such put options would exceed 50% of the Fund's net assets;

(11) enter into futures contracts or purchase options thereon unless immediately after the purchase, the value of the aggregate initial margin with respect to all futures contracts entered into on behalf of the Fund and the premiums paid for options on futures contracts does not exceed 5% of the fair market value of the Fund's total assets; provided, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5% limit; and

(12) borrow money in excess of 5% of its total assets (taken at market value) except for temporary or emergency purposes, borrow other than from banks or in connection with reverse repurchase agreements.

         The Trust, on behalf of Scudder Pennsylvania Tax Free Fund, has no current intention of engaging in any borrowing, lending of portfolio securities or investing in closed-end investment companies.

         Scudder Pennsylvania Tax Free Fund will not invest more than 25% of its assets in Pennsylvania municipal securities which are secured by revenues from health facilities, toll roads, ports and airports. The Fund does not expect to invest in non-publicly offered securities.

                                    PURCHASES

                        (See "Purchases" and "Transaction
                    information" in the Funds' prospectuses.)

Additional Information About Opening An Account

         Shareholders of other Scudder funds who have submitted an account application and have a certified taxpayer identification number, clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and their immediate families, members of the National Association of Securities Dealers, Inc. ("NASD") and banks may open an account by wire. These investors must call 1-800-225-5163 to get an account number. During the call, the investor will be asked to indicate the Fund name, amount to be wired ($1,000 minimum), name of bank or trust company from which the wire will be sent, the exact registration of the new account, the taxpayer identification number or Social Security number, address and telephone number. The investor must then call the bank to arrange a wire transfer to The Scudder Funds, State Street Bank and Trust Company, Boston, MA 02101, ABA Number 011000028, DDA Account Number 9903-5552. The investor must give the Scudder fund name, account name and the new account number. Finally, the investor must send the completed and signed application to the Fund promptly.

Checks

         A certified check is not necessary, but checks are only accepted subject to collection at full face value in U.S. funds and must be drawn on, or payable through, a U.S. bank.

         If shares of a Fund are purchased by a check which proves to be uncollectible, the Trust reserves the right to cancel the purchase immediately and the purchaser will be responsible for any loss incurred by the Trust or the principal underwriter by reason of such cancelation. If the purchaser is a shareholder, the Trust shall have the authority, as agent of the shareholder, to redeem shares in the account in order to reimburse the Fund or the principal underwriter for the loss incurred. Investors whose orders have been canceled may be prohibited from or restricted in placing future orders in any of the Scudder funds.

Wire Transfer of Federal Funds

         In the case of Scudder New York Tax Free Money Fund, to obtain net asset value determined as of twelve o'clock noon and the same day dividend, your bank must forward federal funds by wire transfer and provide the required account information so as to be available to Scudder New York Tax Free Money Fund prior to twelve o'clock noon eastern time on that day. If either the federal funds or the account information is received after twelve o'clock noon eastern time but both the funds and the information are made available before the close of regular trading on the New York Stock Exchange (the "Exchange") (normally 4 p.m. eastern time), on any business day, shares will be purchased at net asset value determined as of the close of trading on that day but will not receive the dividend; in such cases, dividends commence on the next business day.

         To purchase shares of Scudder New York Tax Free Fund, Scudder Ohio Tax Free Fund and Scudder Pennsylvania Tax Free Fund and obtain the same day dividend you must have your bank forward federal funds by wire transfer and provide the required account information so as to be available to the Funds prior to twelve o'clock noon eastern time on that day. If you wish to make a purchase of $500,000 or more you should notify the Funds' transfer agent, Scudder Service Corporation (the "Transfer Agent") of such a purchase by calling 1-800-225-5163. If either the federal funds or the account information is received after twelve o'clock noon eastern time, but both the funds and the information are made available before the close of regular trading on the Exchange (normally 4 p.m. eastern time) on any business day, shares will be purchased at net asset value determined on that day but will not receive the dividend; in such cases, dividends commence on the next business day.

         The bank sending an investor's federal funds by bank wire may charge for the service. Presently the Funds pay a fee for receipt by State Street Bank and Trust Company (the "Custodian") of "wired funds" but the right to charge investors for this service is reserved.

         Boston banks are presently closed on certain holidays although the Exchange may be open. These holidays include Martin Luther King, Jr. Day (the 3rd Monday in January), Columbus Day (the 2nd Monday in October) and Veterans Day (November 11). Investors are not able to purchase shares by wiring federal funds on such holidays because the Custodian is not open to receive such federal funds on behalf of a Fund.

Additional Information About Making Subsequent Investments by AutoBuy

         Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the AutoBuy program, may purchase shares of a Fund by telephone. Through this service shareholders may purchase up to $250,000 but not less than $250. To purchase shares by AutoBuy, shareholders should call before 4 p.m. eastern time. Proceeds in the amount of your purchase will be transferred from your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. AutoBuy requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day. If you purchase shares by AutoBuy and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. Auto Buy transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

         In order to request purchases by AutoBuy, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account from which the purchase payment will be debited. New investors wishing to establish AutoBuy may so indicate on the application. Existing shareholders who wish to add AutoBuy to their account may do so by completing an AutoBuy Enrollment Form. After sending in an enrollment form shareholders should allow for 15 days for this service to be available.

         The Funds employ procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Funds will not be liable for acting upon instructions communicated by telephone that they reasonably believe to be genuine.

Share Price

         Purchases will be filled without sales charge at the net asset value next computed after receipt of the application in good order. Net asset value for Scudder New York Tax Free Money Fund normally will be computed twice a day, as of twelve o'clock noon and the close of regular trading on each day when the Exchange is open for trading. Net asset value for Scudder New York Tax Free Fund, Scudder Ohio Tax Free Fund and Scudder Pennsylvania Tax Free Fund normally will be computed once a day, as of the close of regular trading on each day when the Exchange is open for trading. Orders received after the close of regular trading on the Exchange are executed at the next business day's net asset value. If the order has been placed by a member of the NASD, other than the Funds' principal underwriter, Scudder Investor Services, Inc., it is the responsibility of that member broker, rather than a Fund, to forward the purchase order to the Funds' transfer agent in Boston by the close of regular trading on the Exchange.

Share Certificates

         Due to the desire of the Funds' management to afford ease of redemption, certificates will not be issued to indicate ownership in the Funds. Share certificates now in a shareholder's possession may be sent to the Transfer Agent for cancelation and credit to such shareholder's account. Shareholders who prefer may hold the certificates in their possession until they wish to exchange or redeem such shares.

Other Information

         If purchases or redemptions of Fund shares are arranged and settlement is made at the investor's election through a member of the NASD, other than Scudder Investor Services, Inc., that member may, at its discretion, charge a fee for that service. The Trustees and Scudder Investor Services, Inc. each has the right to limit the amount of purchases by, and to refuse to sell to any person, and each may suspend or terminate the offering of shares of each Fund at any time.

         The "Tax Identification Number" section of the application must be completed when opening an account. Applications and purchase orders without a certified tax identification number and certain other certified information (e.g., from exempt organizations a certification of exempt status) may be returned to the investor.

         A Fund may issue shares at net asset value in connection with any merger or consolidation with, or acquisition of, the assets of any investment company (or series thereof) or personal holding company, subject to the requirements of the 1940 Act.

                            EXCHANGES AND REDEMPTIONS

                      (See "Exchanges and redemptions" and
             "Transaction information" in the Funds' prospectuses.)

Exchanges

         Exchanges are comprised of a redemption from one Scudder fund and a purchase into another Scudder fund. The purchase side of the exchange may be an additional investment into an existing account or may involve opening a new account in the other fund. When an exchange involves a new account, the new account is established with the same registration, tax identification number, address, telephone redemption option, "Scudder Automated Information Line"
(SAIL) transaction authorization and dividend option as the existing account. Other features will not carry over automatically to the new account. Exchanges to a new fund account must be for a minimum of $1,000. When an exchange represents  an  additional  investment  into an  existing  account,  the account receiving the exchange proceeds must have identical registration, tax identification number, address, and account options/features as the account of origin. Exchanges into an existing account must be for $100 or more. If the account receiving the exchange proceeds is to be different in any respect, the exchange request must be in writing and must contain a signature guarantee as described under "Transaction information--Redeeming shares--Signature guarantees" in the Funds' prospectuses.

         Exchange orders received before the close of regular trading on any business day ordinarily will be executed at respective net asset values determined on that day. Exchange orders received after the close of regular trading will be executed on the following business day.

         Investors may also request, at no extra charge, to have exchanges automatically executed on a predetermined schedule from one Scudder fund to an existing account in another Scudder fund at current net asset value through Scudder's Automatic Exchange Program. Exchanges must be for a minimum of $50. Shareholders may add this free feature over the telephone or in writing. Automatic Exchanges will continue until the shareholder requests by phone or in writing to have the feature removed, or until the originating account is depleted. The Corporation and the Transfer Agent each reserves the right to suspend or terminate the privilege of the Automatic Exchange Program at any time.

         There is no charge to the shareholder for any exchange described above. An exchange into another Scudder fund is a redemption of shares, and therefore may result in tax consequences (gain or loss) to the shareholder and the proceeds of such exchange may be subject to backup withholding. (See "TAXES.")

         Investors currently receive the exchange privilege, including exchange by telephone, automatically without having to elect it. The Funds employ procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Funds do not follow such procedures, they may be liable for losses due to unauthorized or fraudulent telephone instructions. The Funds will not be liable for acting upon instructions communicated by telephone that they reasonably believe to be genuine. The Funds and the Transfer Agent each reserves the right to suspend or terminate the privilege of exchanging by telephone or fax at any time.

         The Scudder funds into which investors may make an exchange are listed under "The Scudder Family of Funds" herein. Before making an exchange, shareholders should obtain from Scudder Investor Services, Inc. a prospectus of the Scudder fund into which the exchange is being contemplated.

Redemption by Telephone

           Shareholders currently receive the right to redeem up to $50,000 to their address of record automatically, without having to elect it. Shareholders may also request by telephone to have the proceeds mailed or wired to their predesignated bank account. In order to request redemptions by telephone, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which the redemption proceeds are to be sent.

         (a) NEW INVESTORS wishing to establish telephone redemption to a designated bank account must complete the appropriate section on the application.

         (b) EXISTING SHAREHOLDERS who wish to establish telephone redemption to a designated bank account or who want to change the bank account previously designated to receive redemption payments should either return a Telephone Redemption Option Form (available upon request) or send a letter identifying the account and specifying the exact information to be changed. The letter must be signed exactly as the shareholder's name(s) appears on the account. An original signature and an original signature guarantee are required for each person in whose name the account is registered.

         If a request for redemption to a shareholder's bank account is made by telephone or fax, payment will be made by Federal Reserve bank wire to the bank account designated on the application, unless a request is made that the redemption check be mailed to the designated bank account. There will be a $5.00 charge for all wire redemptions.

Note: Investors designating a savings bank to receive their telephone redemption proceeds are advised that if the savings bank is not a participant in the Federal Reserve System, redemption proceeds must be wired through a commercial bank which is a correspondent of the savings bank. As this may delay receipt by the shareholder's account, it is suggested that investors wishing to use a savings bank discuss wire procedures with their bank and submit any special wire transfer information with the telephone redemption authorization. If appropriate wire information is not supplied, redemption proceeds will be mailed to the designated bank.

         The Funds employ procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Funds do not follow such procedures, they may be liable for losses due to unauthorized or fraudulent telephone instructions. The Funds will not be liable for acting upon instructions communicated by telephone that they reasonably believe to be genuine.

         Redemption requests by telephone (technically a repurchase by agreement between a Fund and the shareholder) of shares purchased by check will not be accepted until the purchase check has cleared which may take up to seven business days. Telephone redemption is not available with respect to shares represented by share certificates.

Redemption By AutoSell

         Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and have elected to participate in the AutoSell program may sell shares of a Fund by telephone. To sell shares by AutoSell, shareholders should call before 4 p.m. eastern time. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. AutoSell requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day. AutoSell transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

         In order to request redemptions by AutoSell, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account from which the purchase payment will be debited. New investors wishing to establish AutoSell may so indicate on the application. Existing shareholders who wish to add AutoSell to their account may do so by completing an AutoSell Enrollment Form. After sending in an enrollment form, shareholders should allow for 15 days for this service to be available.

         The Funds employ procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Funds will not be liable for acting upon instructions communicated by telephone that they reasonably believe to be genuine.

Redemption by Mail or Fax

         Any existing share certificates representing shares being redeemed must accompany a request for redemption and be duly endorsed or accompanied by a proper stock assignment form with signatures guaranteed as explained in the Funds' prospectus.

         In order to ensure proper authorization before redeeming shares, the Transfer Agent may request additional documents such as, but not restricted to, stock powers, trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waivers of tax (required in some states when settling estates).

         It is suggested that shareholders holding share certificates or shares registered in other than individual names contact the Transfer Agent prior to any redemptions to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, trust, fiduciary agent, attorney or partnership, the Transfer Agent requires, in addition to the stock power, certified evidence of authority to sign. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within five business days after receipt by the Transfer Agent of a request for redemption that complies with the above requirements. Delays of more than seven days of payment for shares tendered for repurchase or redemption may result but only until the purchase check has cleared.

Redemption by Write-A-Check

         All new investors and existing shareholders of Scudder New York Tax Free Money Fund who apply for checks may use them to pay any person, provided that each check is for at least $100 and not more than $5 million. By using the checks, the shareholder will receive daily dividend credit on his or her shares until the check has cleared the banking system. Investors who purchased shares by check may write checks against those shares only after they have been on the Fund's books for seven days. Shareholders who use this service may also use other redemption procedures. No shareholder may write checks against certificated shares. the Fund pays the bank charges for this service. However, the Fund reviews the cost of operation periodically and reserves the right to determine if direct charges to the persons who avail themselves of this service would be appropriate.

         Checks will be returned by the Custodian if there are insufficient shares to meet the withdrawal amount. Possible fluctuations in the per share value of the Fund should be considered in determining the amount of the check. An investor should not attempt to close an account by check, because the exact balance at the time the check clears will not be known when the check is written. The Trust on behalf of Scudder New York Tax Free Money Fund, Scudder Service Corporation and the Custodian each reserves the right at any time to suspend or terminate the "Write-A-Check" procedure.

Other Information

         If a shareholder redeems all shares in the account, the shareholder will receive, in addition to the net asset value thereof, all declared but unpaid dividends thereon. The value of shares redeemed or repurchased may be more or less than a shareholder's cost depending upon the net asset value at the time of redemption or repurchase. The Trust does not impose a redemption or repurchase charge, although a wire charge may be applicable for redemption proceeds wired to an investor's bank account. Redemptions of shares, including redemptions undertaken to effect an exchange for shares of another Scudder fund, may result in tax consequences (gain or loss) to the shareholder and the proceeds of such redemptions may be subject to backup withholding (see "TAXES").

         The determination of net asset value may be suspended at times and a shareholder's right to redeem shares and to receive payment therefore may be suspended at times (a) during which the Exchange is closed, other than customary weekend and holiday closings, (b) during which trading on the Exchange is restricted for any reason, (c) during which an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for a Fund fairly to determine the value of its net assets, or (d) during which the SEC, by order, permits a suspension of the right of redemption or a postponement of the date of payment or of redemption; provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether the conditions prescribed in (b), (c) or (d) exist.

         If transactions at any time reduce a shareholder's account balance in a Fund to below $1,000 in value, such Fund may notify the shareholder that, unless the account balance is brought up to at least $1,000, the Trust will redeem all shares, close the account and send redemption proceeds to the shareholder. The shareholder has 60 days to bring the account balance up to $1,000 before any action will be taken by the Trust. (This policy applies to accounts of new shareholders, but does not apply to certain Special Plan Accounts.)

                   FEATURES AND SERVICES OFFERED BY THE FUNDS

            (See "Shareholder benefits" in the Funds' prospectuses.)

The Pure No-Load(TM) Concept

         Investors are encouraged to be aware of the full ramifications of mutual fund fee structures, and of how Scudder distinguishes its funds from the vast majority of mutual funds available today. The primary distinction is between load and no-load funds.

         Load funds generally are defined as mutual funds that charge a fee for the sale and distribution of fund shares. There are three types of loads: front-end loads, back-end loads, and asset-based 12b-1 fees. 12b-1 fees are distribution-related fees charged against fund assets and are distinct from service fees, which are charged for personal services and/or maintenance of shareholder accounts.

         A front-end load is a sales charge, which can be as high as 8.50% of the amount invested. A back-end load is a contingent deferred sales charge, which can be as high as 8.50% of either the amount invested or redeemed. The maximum front-end or back-end load varies, and depends upon whether or not a fund also charges a 12b-1 fee and/or a service fee or offers investors various sales-related services such as dividend reinvestment. The maximum charge for a 12b-1 fee is 0.75% of a fund's average annual net assets, and the maximum charge for a service fee is 0.25% of a fund's average annual net assets.

         A no-load fund does not charge a front-end or back-end load, but can charge a small 12b-1 fee and/or service fee against fund assets. Under the National Association of Securities Dealers Rules of Fair Practice, a mutual fund can call itself a "no-load" fund only if the 12b-1 fee and/or service fee does not exceed 0.25% of a fund's average annual net assets.

         Because Scudder funds do not collect any asset-based 12b-1 fees or service fees, Scudder developed and trademarked the phrase pure no-loado to distinguish Scudder funds from other no-load mutual funds. Scudder pioneered the no-load concept when it created the nation's first no-load fund in 1928, and later developed the nation's first family of no-load mutual funds.

         The following chart shows the potential long-term advantage of investing $10,000 in a Scudder pure no-load fund over investing the same amount in a load fund that collects an 8.50% front-end load, a load fund that collects only a 0.75% 12b-1 and/or service fee, and a no-load fund charging only a 0.25% 12b-1 and/or service fee. The hypothetical figures in the chart assume a constant 10% rate of return over the time periods indicated and reinvestment of dividends and distributions.


-------------------------------------------------------------------------------------------------------------------

                                                                                                No-Load Fund with
         YEARS            Pure No-Load(TM)         8.50% Load Fund     Load Fund with 0.75%        0.25% 12b-1
                               Fund                                         12b-1 Fee               Fee
-------------------------------------------------------------------------------------------------------------------

          10                   $ 25,937               $ 23,733               $ 24,222               $ 25,354
-------------------------------------------------------------------------------------------------------------------

          15                    41,772                 38,222                 37,698                 40,371
-------------------------------------------------------------------------------------------------------------------

          20                    67,275                 61,557                 58,672                 64,282
-------------------------------------------------------------------------------------------------------------------


         Investors are encouraged to review the fee tables in the Funds' prospectuses for more specific information about the rates at which management fees and other expenses are assessed.

Dividend Reinvestment Plan

         Investors have freedom to choose whether to receive cash or to reinvest any dividends from net investment income or distributions from realized capital gains in additional shares of the Fund. A change of instructions for the method of payment must be received by the Transfer Agent at least five days prior to a dividend record date. Shareholders may change their dividend option by calling 1-800-225-5163 or by sending written instructions to the Transfer Agent. See "How to contact Scudder" in the Funds' prospectuses for the address. Please include your account number with your written request.

         Reinvestment is usually made at the closing net asset value determined on the business day following the record date. Investors may leave standing instructions with the Transfer Agent designating their option for either reinvestment or cash distribution of any income dividends or capital gains distributions. If no election is made, dividends and distributions will be invested in additional shares of the Fund.

         Investors choosing to participate in Scudder's Automatic Withdrawal Plan must reinvest any dividends or capital gains.

Scudder Funds Centers

         Investors may visit any of the Centers maintained by Scudder Investor Services, Inc. listed in the Funds' prospectus. The Centers are designed to provide individuals with services during any business day. Investors may pick up literature or find assistance with opening an account, adding monies or special options to existing accounts, making exchanges within the Scudder Family of Funds, redeeming shares or opening retirement plans. Checks should not be mailed to the Centers but should be mailed to "The Scudder Funds" at the address listed under "How to contact Scudder" in the Funds' prospectuses.

Reports to Shareholders

         Each Fund issues to shareholders semiannual financial statements (audited annually by independent accountants), including a list of investments held and statements of assets and liabilities, operations, changes in net assets and supplementary information for the Fund.

Transaction Summaries

         Annual summaries of all transactions in each Fund account are available to shareholders. The summaries may be obtained by calling 1-800-225-5163.

                           THE SCUDDER FAMILY OF FUNDS

       (See "Investment products and services" in the Fund's prospectus.)

         The Scudder Family of Funds is America's first family of mutual funds and the nation's oldest family of no-load mutual funds. To assist investors in choosing a Scudder fund, descriptions of the Scudder funds' objectives follow. Initial purchases in each Scudder fund must be at least $1,000 or $500 in the case of IRAs. Subsequent purchases must be for $100 or more. Minimum investments for special plan accounts may be lower.

MONEY MARKET

         Scudder Cash Investment Trust ("SCIT") seeks to maintain the stability of capital, and consistent therewith, to maintain the liquidity of capital and to provide current income through investment in a supervised portfolio of short-term debt securities. SCIT intends to seek to maintain a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible.

         Scudder U.S. Treasury Money Fund seeks to provide safety, liquidity and stability of capital and consistent therewith to provide current income through investment in a supervised portfolio of U.S. Government and U.S. Government guaranteed obligations with maturities of not more than 762 calendar days. The Fund intends to seek to maintain a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible.

INCOME

         Scudder Emerging Markets Income Fund seeks to provide high current income and, secondarily, long-term capital appreciation through investments primarily in high-yielding debt securities issued in emerging markets.

         Scudder Global Bond Fund seeks to provide total return with an emphasis on current income by investing primarily in high-grade bonds denominated in foreign currencies and the U.S. dollar. As a secondary objective, the Fund will seek capital appreciation.

         Scudder GNMA Fund seeks to provide investors with high current income from a portfolio of high-quality GNMA securities.

         Scudder  High  Yield Bond Fund seeks to provide a high level of current
         income  and,  secondarily,   capital  appreciation  through  investment
         primarily in below investment grade domestic debt securities.

         Scudder Income Fund seeks to earn a high level of income consistent with the prudent investment of capital through a flexible investment program emphasizing high-grade bonds.

         Scudder International Bond Fund seeks to provide income from a portfolio of high-grade bonds denominated in foreign currencies. As a secondary objective, the Fund seeks protection and possible enhancement of principal value by actively managing currency, bond market and maturity exposure and by security selection.

         Scudder Short Term Bond Fund seeks to provide a higher and more stable level of income than is normally provided by money market investments, and more price stability than investments in intermediate- and long-term bonds.

         Scudder Zero Coupon 2000 Fund seeks to provide as high an investment return over a selected period as is consistent with the minimization of reinvestment risks through investments primarily in zero coupon securities.

TAX FREE MONEY MARKET

         Scudder Tax Free Money Fund ("STFMF") is designed to provide investors with income exempt from regular federal income tax while seeking stability of principal. STFMF seeks to maintain a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible.

         Scudder California Tax Free Money Fund* is designed to provide California taxpayers income exempt from California state and regular federal income taxes, and seeks stability of capital and the maintenance of a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible.

         Scudder New York Tax Free Money Fund* is designed to provide New York taxpayers income exempt from New York state, New York City and regular federal income taxes, and seeks stability of capital and the maintenance of a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible.

TAX FREE

         Scudder High Yield Tax Free Fund seeks to provide high income which is exempt from regular federal income tax by investing in investment-grade municipal securities.

         Scudder Limited Term Tax Free Fund seeks to provide as high a level of income exempt from regular federal income tax as is consistent with a high degree of principal stability.

         Scudder Managed Municipal Bonds seeks to provide income which is exempt from regular federal income tax primarily through investments in long-term municipal securities with an emphasis on high quality.


------------------
* These funds are not available for sale in all states. For information, contact Scudder Investor Services, Inc.

         Scudder Medium Term Tax Free Fund seeks to provide a high level of income free from regular federal income taxes and to limit principal fluctuation by investing in high-grade municipal securities of intermediate maturities.

         Scudder California Tax Free Fund* seeks to provide income exempt from both California and regular federal income taxes through the professional and efficient management of a portfolio consisting of California state, municipal and local government obligations.

         Scudder Massachusetts Limited Term Tax Free Fund* seeks to provide as high a level of income exempt from Massachusetts personal and regular federal income tax as is consistent with a high degree of principal stability.

         Scudder Massachusetts Tax Free Fund* seeks to provide income exempt from both Massachusetts and regular federal income taxes through the professional and efficient management of a portfolio consisting of Massachusetts state, municipal and local government obligations.

         Scudder New York Tax Free Fund* seeks to provide income exempt from New York state, New York City and regular federal income taxes through the professional and efficient management of a portfolio consisting of investments in New York state, municipal and local government obligations.

         Scudder Ohio Tax Free Fund* seeks to provide income exempt from both Ohio and regular federal income taxes through the professional and efficient management of a portfolio consisting of Ohio state, municipal and local government obligations.

         Scudder Pennsylvania Tax Free Fund* seeks to provide income exempt from both Pennsylvania and regular federal income taxes through a portfolio consisting of Pennsylvania state, municipal and local government obligations.

GROWTH AND INCOME

         Scudder Balanced Fund seeks to provide a balance of growth and income, as well as long-term preservation of capital, from a diversified portfolio of equity and fixed income securities.

         Scudder Growth and Income Fund seeks to provide long-term growth of capital, current income, and growth of income through a portfolio invested primarily in common stocks and convertible securities by companies which offer the prospect of growth of earnings while paying current dividends.

GROWTH

         Scudder Capital Growth Fund seeks to maximize long-term growth of capital through a broad and flexible investment program emphasizing common stocks.

         Scudder Development Fund seeks to achieve long-term growth of capital primarily through investments in marketable securities, principally common stocks, of relatively small or little-known companies which in the opinion of management have promise of expanding their size and profitability or of gaining increased market recognition for their securities, or both.

         Scudder Emerging Markets Growth Fund seeks long-term growth of capital primarily through equity investment in emerging markets around the globe.

         Scudder Global Discovery Fund seeks above-average capital appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world.

------------------
* These funds are not available for sale in all states. For information, contact Scudder Investor Services, Inc.

         Scudder Global Fund seeks long-term growth of capital primarily through a diversified portfolio of marketable equity securities selected on a worldwide basis. It may also invest in debt securities of U.S. and foreign issuers. Income is an incidental consideration.

         Scudder Gold Fund seeks maximum return (principal change and income) consistent with investing in a portfolio of gold-related equity securities and gold.

         Scudder Greater Europe Growth Fund seeks long-term growth of capital through investments primarily in the equity securities of European companies.

         Scudder International Fund seeks long-term growth of capital through investment principally in a diversified portfolio of marketable equity securities selected primarily to permit participation in non-U.S. companies and economies with prospects for growth. It also invests in fixed-income securities of foreign governments and companies, with a view toward total investment return.

         Scudder  Latin  America  Fund  seeks  to  provide   long-term   capital
         appreciation through investment primarily in the securities of Latin American issuers.

         Scudder Pacific Opportunities Fund seeks long-term growth of capital through investment primarily in the equity securities of Pacific Basin companies, excluding Japan.

         Scudder Quality Growth Fund seeks to provide long-term growth of capital through investment primarily in the equity securities of seasoned, financially strong U.S. growth companies.

         Scudder Small Company Value Fund invests for long-term growth of capital by seeking out undervalued stocks of small U.S. companies.

         Scudder Value Fund seeks long-term growth of capital through investment in undervalued equity securities.

         The Japan Fund, Inc. seeks capital appreciation through investment in Japanese securities, primarily in common stocks of Japanese companies.


         The net asset values of most Scudder Funds can be found daily in the "Mutual Funds" section of The Wall Street Journal under "Scudder Funds," and in other leading newspapers throughout the country. Investors will notice the net asset value and offering price are the same, reflecting the fact that no sales commission or "load" is charged on the sale of shares of the Scudder Funds. The latest seven-day yields for the money-market funds can be found every Monday and Thursday in the "Money-Market Funds" section of The Wall Street Journal. This information also may be obtained by calling the Scudder Automated Information Line (SAIL) at 1-800-343-2890.

         The Scudder Family of Funds offers many conveniences and services, including: active professional investment management; broad and diversified investment portfolios; pure no-load funds with no commissions to purchase or redeem shares or Rule 12b-1 distribution fees; individual attention from a service representative of Scudder Investor Relations; easy telephone exchanges into other Scudder funds; shares redeemable at net asset value at any time.

                              SPECIAL PLAN ACCOUNTS

         (See "Scudder tax-advantaged retirement plans," "Purchases--By Automatic Investment Plan" and "Exchanges and redemptions--By Automatic
                  Withdrawal Plan" in the Funds' prospectuses.)

         Detailed information on any Scudder investment plan, including the applicable charges, minimum investment requirements and disclosures made pursuant to Internal Revenue Service (the "IRS") requirements, may be obtained by contacting Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103 or by calling toll free, 1-800-225-2470. It is advisable for an investor considering the funding of the investment plans described below to consult with an attorney or other investment or tax adviser with respect to the suitability requirements and tax aspects thereof.

         Shares of the Fund may also be a permitted investment under profit sharing and pension plans and IRA's other than those offered by the Fund's distributor depending on the provisions of the relevant plan or IRA.

         None of the plans assures a profit or guarantees protection against depreciation, especially in declining markets.

Automatic Withdrawal Plan

         Non-retirement plan shareholders who currently own or purchase $10,000 or more of shares of the Fund may establish an Automatic Withdrawal Plan. The investor can then receive monthly, quarterly or periodic redemptions from his or her account for any designated amount of $50 or more. Payments are mailed at the end of each month. The check amounts may be based on the redemption of a fixed dollar amount, fixed share amount, percent of account value or declining balance. The Plan provides for income dividends and capital gains distributions, if any, to be reinvested in additional shares. Shares are then liquidated as necessary to provide for withdrawal payments. Since the withdrawals are in amounts selected by the investor and have no relationship to yield or income, payments received cannot be considered as yield or income on the investment and the resulting liquidations may deplete or possibly extinguish the initial investment. Requests for increases in withdrawal amounts or to change payee must be submitted in writing, signed exactly as the account is registered and contain signature guarantee(s) as described under "Transaction information--Redeeming shares--Signature guarantees" in the Fund's prospectus. Any such requests must be received by the Fund's transfer agent by the 15th of the month in which such change is to take effect. An Automatic Withdrawal Plan may be terminated at any time by the shareholder, the Trust, or its agent on written notice, and will be terminated when all shares of the Fund under the Plan have been liquidated or upon receipt by the Trust of notice of death of the shareholder.

         An Automatic Withdrawal Plan request form can be obtained by calling 1-800-225-5163.

Cash Management System-- Group Sub-Accounting Plan for Trust Accounts, Nominees and Corporations

         To minimize record-keeping by fiduciaries and corporations, arrangements have been made with the Transfer Agent to offer a convenient group sub-accounting and dividend payment system to bank trust departments and others. Debt obligations of banks which utilize the Cash Management System are not given any preference in the acquisition of investments for a Fund or Portfolio.

         In its discretion, a Fund may accept minimum initial investments of less than $1,000 (per Portfolio) as part of a continuous group purchase plan by fiduciaries and others (e.g., brokers, bank trust departments, employee benefit plans) provided that the average single account in any one Fund or Portfolio in the group purchase plan will be $1,000 or more. A Fund may also wire all redemption proceeds where the group maintains a single designated bank account.

         Shareholders who withdraw from the group purchase plan through which they were permitted to initiate accounts under $1,000 will be subject to the minimum account restrictions described under "EXCHANGES AND REDEMPTIONS--Other Information."

Automatic Investment Plan

         Shareholders may arrange to make periodic investments through automatic deductions from checking accounts by completing the appropriate form and providing the necessary documentation to establish this service. The minimum investment is $50.

         The Automatic Investment Plan involves an investment strategy called dollar cost averaging. Dollar cost averaging is a method of investing whereby a specific dollar amount is invested at regular intervals. By investing the same dollar amount each period, when shares are priced low the investor will purchase more shares than when the share price is higher. Over a period of time this investment approach may allow the investor to reduce the average price of the shares purchased. However, this investment approach does not assure a profit or protect against loss. This type of investment program may be suitable for various investment goals such as, but not limited to, college planning or saving for a home.

Uniform Transfers/Gifts to Minors Act

         Grandparents, parents or other donors may set up custodian accounts for minors. The minimum initial investment is $1,000 unless the donor agrees to continue to make regular share purchases for the account through Scudder's Automatic Investment Plan (AIP). In this case, the minimum initial investment is $500.

         The Trust reserves the right, after notice has been given to the shareholder and custodian, to redeem and close a shareholder's account in the event that regular investments to the account cease before the $1,000 minimum is reached.

                    DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

                       (See "Distribution and performance
                    information--Dividends and capital gains
                   distributions" in the Funds' prospectuses.)

         Each Fund will follow the practice of distributing substantially all and in no event less than 90% of its net investment income (defined under "ADDITIONAL INFORMATION--Glossary"), which includes any excess of net realized short-term capital gains over net realized long-term capital losses. Each Fund may follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. However, if it appears to be in the best interest of a Fund and its shareholders, such Fund may retain all or part of such gain for reinvestment.

         Dividends will be declared daily and distributions of net investment income will be made monthly. Any dividends or capital gains distributions declared in October, November or December with a record date in such a month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. Distributions of net short-term and net long-term capital gains realized during each fiscal year, if any, will be made annually. An additional distribution may be made (or treated as made) in November or December if necessary to prevent the application of the excise tax described in "TAXES" below. Both types of distributions will be made in shares of the Funds and confirmations will be mailed to each shareholder unless a shareholder has elected to receive cash, in which case a check will be sent.

         Each distribution is accompanied by a brief explanation of the form and character of the distribution. The characterization of distributions on such correspondence may differ from the characterization for federal tax purposes. In January of each year each Fund issues to each shareholder a statement of the federal income tax status of all distributions, including a statement of the percentage of the prior calendar year's distributions which such Fund has designated as tax-exempt, and the percentage of such tax-exempt distributions treated as a tax-preference item for purposes of the alternative minimum tax.

                             PERFORMANCE INFORMATION

                       (See "Distribution and performance
                    information--Performance information" in
                            the Funds' prospectuses.)

         From time to time, quotations of the Funds' performance may be included in advertisements, sales literature or reports to shareholders or prospective investors. These performance figures may be calculated in the following manner:

Average Annual Total Return

         Average annual total return is the average annual compound rate of return for the periods of one year, five years and the life of the Fund each ended on the last day of a recent calendar quarter. Average annual total return quotations reflect changes in the price of the Funds' shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Average annual total return is calculated by finding the average annual compound rates of return of a hypothetical investment over such periods, according to the following formula (average annual total return is then expressed as a percentage):

                                            T = (ERV/P)^1/n - 1
         Where:

                  P =      a hypothetical initial investment of $1,000
                  T =      average annual total return
                  n =      number of years
                ERV =      ending  redeemable  value:  ERV is  the value, at the
                           end  of  the  applicable  period,  of a  hypothetical
                           $1,000 investment made at the beginning of the applicable period.

          Average Annual Total Return for periods ended March 31, 1996

                                                    One               Five              Ten            Life of
                                                    Year             Years             Years             Fund
                                                    ----             -----             -----             ----

Scudder New York Tax Free Money Fund                3.18%             2.65%             --               3.54%(1)
Scudder New York Tax Free Fund                      7.95              8.37              7.61%            --
Scudder Ohio Tax Free Fund                          7.85              7.85              --               7.77(1)
Scudder Pennsylvania Tax Free Fund                  7.45              8.17              --               8.09(1)

(1)  For the period May 28, 1987 (commencement of operations) to March 31, 1996.

Cumulative Total Return

         Cumulative total return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect the change in the price of the Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative total return is calculated by finding the cumulative rates of return of a hypothetical investment over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

                                             C = (ERV/P) - 1
         Where:

                  C =      Cumulative Total Return
                  P =      a hypothetical initial investment of $1,000
                ERV =      ending  redeemable  value: ERV  is  the value, at the
                           end  of  the  applicable  period,  of a  hypothetical
                           $1,000 investment made at the beginning of the applicable period.

            Cumulative Total Return for periods ended March 31, 1996

                                                    One               Five              Ten            Life of
                                                    Year             Years             Years             Fund
                                                    ----             -----             -----             ----

Scudder New York Tax Free Money Fund                3.18%            13.98%             --              36.06%(1)
Scudder New York Tax Free Fund                      7.95             49.46            108.18%             --
Scudder Ohio Tax Free Fund                          7.85             45.90              --              93.92(1)
Scudder Pennsylvania Tax Free Fund                  7.45             48.08              --              98.96(1)

(1)  For the period May 28, 1987 (commencement of operations) to March 31, 1996.

Total Return

         Total return is the rate of return on an investment for a specified period of time calculated in the same manner as cumulative total return.

Yield

         Yield for Scudder New York Tax Free Money Fund is the net annualized yield based on a specified seven calendar days calculated at simple interest rates. Yield is calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return. The yield is annualized by multiplying the base period return by 365/7. The yield figure is stated to the nearest hundredth of one percent. The yield of the Fund for the seven-day period ended March 31, 1996 was 2.79%.

         Yield for Scudder New York Tax Free Fund, Scudder Ohio Tax Free Fund and Scudder Pennsylvania Tax Free Fund is the net annualized SEC yield based on a specified 30-day (or one month) period assuming a semiannual compounding of income. Yield is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                                        YIELD = 2[(a-b/cd + 1)^6-1]
         Where:

         a =      dividends and interest  earned during the period,  including the  amortization  of market  premium or  accretion  of market discount.
         b =      expenses accrued for the period (net of reimbursements).
         c =      the average  daily number of shares  outstanding  during the period that were entitled to receive dividends.
         d =      the maximum offering price per share on the last day of the period.

           30-day net annualized SEC yield for the period ended March 31, 1996:

                       Scudder New York Tax Free Fund              4.62%
                       Scudder Ohio Tax Free Fund                  5.04%
                       Scudder Pennsylvania Tax Free Fund          4.96%

Effective Yield

         Effective yield for Scudder New York Tax Free Money Fund is the net annualized yield for a specified seven calendar-days assuming a reinvestment of the income or compounding. Effective yield is calculated by the same method as yield except the yield figure is compounded by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result, according to the following formula:

             Effective Yield = [(Base Period Return + 1)^365/7] - 1.

         Effective yield for the seven day period ended March 31, 1996:

                   Scudder New York Tax Free Money Fund 2.79%

Tax-Equivalent Yield

         Tax-equivalent yield for Scudder New York Tax Free Money Fund is the net annualized taxable yield needed to produce a specified tax-exempt yield at a given tax rate based on a specified seven day period assuming a reinvestment of all dividends paid during such period. Tax-equivalent yield is calculated by dividing that portion of the Fund's yield (as computed in the yield description above) which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield of the Fund that is not tax-exempt. Thus, taxpayers in the highest combined state and federal income tax bracket would need to earn a taxable yield of 5.25% to receive after-tax income equal to the 2.79% tax-free effective yield of Scudder New York Tax Free Money Fund for the seven day period ended March 31, 1996.

         Tax-equivalent yield for Scudder New York Tax Free Fund is the net annualized taxable yield needed to produce a specified tax-exempt yield at a given tax rate based on a specified 30-day (or one month) period assuming semiannual compounding of income. Tax-equivalent yield is calculated by dividing that portion of the Fund's yield (as computed in the yield description above) which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield of the Fund that is not tax-exempt. Thus, taxpayers in the highest combined state and federal income tax bracket would need to earn a taxable yield of 8.70% to receive after-tax income equal to the 4.62% tax-free yield of Scudder New York Tax Free Fund for the thirty-day period ended March 31, 1996.

         For Scudder Ohio Tax Free Fund, taxpayers in the highest combined state and federal income tax bracket would need to earn a taxable yield of 9.02% to receive after-tax income equal to the 5.04% tax-free yield of Scudder Ohio Tax Free Fund for the 30-day period ended on March 31, 1996.

         For Scudder Pennsylvania Tax Free Fund, taxpayers in the highest combined state and federal income tax bracket would need to earn a taxable yield of 8.45% to receive after-tax income equal to the 4.96% tax-free yield of Scudder Pennsylvania Tax Free Fund for the 30-day period ended on March 31, 1996.

         Quotations of a Fund's performance are historical, show the performance of a hypothetical investment and are not intended to indicate future performance. Performance of the Fund will vary based on changes in market conditions and the level of the Fund's expenses. An investor's shares when redeemed, may be worth more or less than their original cost.

         Investors should be aware that the principal of each Fund is not insured.

Comparison of Portfolio Performance

         A comparison of the quoted non-standard performance offered for various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effects of the methods used to calculate performance when comparing performance of a Fund with performance quoted with respect to other investment companies or types of investments.

         In connection with communicating its performance to current or prospective shareholders, a Fund also may compare these figures to the performance of unmanaged indices which may assume reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs. Examples include, but are not limited to the Dow Jones
Industrial Average, the Consumer Price Index, Standard & Poor's 500 Composite Stock Price Index (S&P 500), the NASDAQ OTC Composite Index, the NASDAQ Industrials Index, the Russell 2000 Index, and statistics published by the Small Business Administration.

         From time to time, in advertising and marketing literature, a Fund's performance may be compared to the performance of broad groups of mutual funds with similar investment goals, as tracked by independent organizations such as, Investment Company Data, Inc. ("ICD"), Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), Morningstar, Inc., Value Line Mutual Fund Survey and other independent organizations. When these organizations' tracking results are used, a Fund will be compared to the appropriate fund category, that is, by fund objective and portfolio holdings, or to the appropriate volatility grouping, where volatility is a measure of a fund's risk. For instance, a Scudder growth fund will be compared to funds in the growth fund category; a Scudder income fund will be compared to funds in the income fund category; and so on. Scudder funds (except for money market funds) may also be compared to funds with similar volatility, as measured statistically by independent organizations.

         From time to time, in marketing and other Fund literature, Trustees and officers of the Funds, the Funds' portfolio manager, or members of the portfolio management team may be depicted and quoted to give prospective and current shareholders a better sense of the outlook and approach of those who manage the Funds. In addition, the amount of assets that the Adviser has under management in various geographical areas may be quoted in advertising and marketing materials.

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

         The Funds may be advertised as an investment choice in Scudder's college planning program. The description may contain illustrations of projected future college costs based on assumed rates of inflation and examples of hypothetical fund performance, calculated as described above.

         Statistical and other information, as provided by the Social Security Administration, may be used in marketing materials pertaining to retirement planning in order to estimate future payouts of social security benefits. Estimates may be used on demographic and economic data.

         Marketing and other Fund literature may include a description of the potential risks and rewards associated with an investment in the Funds. The description may include a "risk/return spectrum" which compares the Funds to other Scudder funds or broad categories of funds, such as money market, bond or equity funds, in terms of potential risks and returns. Money market funds are designed to maintain a constant $1.00 share price and have a fluctuating yield. Share price, yield and total return of a bond fund will fluctuate. The share price and return of an equity fund also will fluctuate. The description may also compare the Funds to bank products, such as certificates of deposit. Unlike mutual funds, certificates of deposit are insured up to $100,000 by the U.S. government and offer a fixed rate of return.

         Because bank products guarantee the principal value of an investment and money market funds seek stability of principal, these investments are considered to be less risky than investments in either bond or equity funds, which may involve the loss of principal. However, all long-term investments, including investments in bank products, may be subject to inflation risk, which is the risk of erosion of the value of an investment as prices increase over a long time period. The risks/returns associated with an investment in bond or equity funds depend upon many factors. For bond funds these factors include, but are not limited to, a fund's overall investment objective, the average portfolio maturity, credit quality of the securities held, and interest rate movements. For equity funds, factors include a fund's overall investment objective, the types of equity securities held and the financial position of the issuers of the securities. The risks/returns associated with an investment in international bond or equity funds also will depend upon currency exchange rate fluctuation.

         A risk/return spectrum generally will position the various investment categories in the following order: bank products, money market funds, bond funds and equity funds. Shorter-term bond funds generally are considered less risky and offer the potential for less return than longer-term bond funds. The same is true of domestic bond funds relative to international bond funds, and bond funds that purchase higher quality securities relative to bond funds that purchase lower quality securities. Growth and income equity funds are generally considered to be less risky and offer the potential for less return than growth funds. In addition, international equity funds usually are considered more risky than domestic equity funds but generally offer the potential for greater return.

         Risk/return spectrums also may depict funds that invest in both domestic and foreign securities or a combination of bond and equity securities.

Scudder's Theme: Build Create Provide. Marketing and fund literature may refer to Scudder's theme: "Build Create Provide." This theme intends to encapsulate the composition of a sound investment philosophy, one through which Scudder can help provide investors appropriate avenues for pursuing dreams. Individuals recognize the need to build investment plans that are suitable and directed at achieving one's financial goals. The desired result from planning and a long-term commitment to it is the ability to build wealth over time. While there are no guarantees in the pursuit of wealth through investing, Scudder believes that a sound investment plan can enhance one's ability to achieve financial goals that are clearly defined and appropriately approached. Wealth, while a relative term, may be defined as the freedom to provide for those interests which you hold most important -- your family, future, and/or your community.

         Evaluation of Fund performance or other relevant statistical information made by independent sources may also be used in advertisements concerning the Funds, including reprints of, or selections from, editorials or articles about these Funds. Sources for Fund performance information and articles about the Funds include the following:

American Association of Individual Investors' Journal, a monthly publication of the AAII that includes articles on investment analysis techniques.

Asian Wall Street Journal, a weekly Asian newspaper that often reviews U.S. mutual funds investing internationally.

Banxquote, an on-line source of national averages for leading money market and bank CD interest rates, published on a weekly basis by Masterfund, Inc. of Wilmington, Delaware.

Barron's, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.

Business Week, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds investing abroad.

CDA Investment Technologies, Inc., an organization which provides performance and ranking information through examining the dollar results of hypothetical mutual fund investments and comparing these results against appropriate market indices.

Consumer Digest, a monthly business/financial magazine that includes a "Money Watch" section featuring financial news.

Financial Times, Europe's business newspaper, which features from time to time articles on international or country-specific funds.

Financial World, a general business/financial magazine that includes a "Market Watch" department reporting on activities in the mutual fund industry.

Forbes, a national business publication that from time to time reports the performance of specific investment companies in the mutual fund industry.

Fortune, a national business publication that periodically rates the performance of a variety of mutual funds.

The Frank Russell Company, a West-Coast investment management firm that periodically evaluates international stock markets and compares foreign equity market performance to U.S. stock market performance.

Global  Investor,   a  European   publication  that  periodically   reviews  the
performance of U.S. mutual funds investing internationally.

IBC/Donoghue's Money Fund Report, a weekly publication of the Donoghue Organization, Inc., of Holliston, Massachusetts, reporting on the performance of the nation's money market funds, summarizing money market fund activity and including certain averages as performance benchmarks, specifically "Donoghue's Money Fund Average," and "Donoghue's Government Money Fund Average."

Ibbotson Associates, Inc., a company specializing in investment research and data.

Investment Company Data, Inc., an independent organization which provides performance ranking information for broad classes of mutual funds.

Investor's Daily, a daily newspaper that features financial, economic, and business news.

Kiplinger's Personal Finance Magazine, a monthly investment advisory publication that periodically features the performance of a variety of securities.

Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, a weekly publication of industry-wide mutual fund averages by type of fund.

Money, a monthly magazine that from time to time features both specific funds and the mutual fund industry as a whole.

Morgan Stanley International, an integrated investment banking firm that compiles statistical information.

Mutual Fund Values,  a biweekly  Morningstar,  Inc.  publication  that  provides
ratings  of  mutual  funds  based  on  fund  performance,   risk  and  portfolio
characteristics.

The New York Times, a nationally distributed newspaper which regularly covers financial news.

The No-Load Fund Investor, a monthly newsletter, published by Sheldon Jacobs, that includes mutual fund performance data and recommendations for the mutual fund investor.

No-Load Fund*X, a monthly newsletter, published by DAL Investment Company, Inc., that reports on mutual fund performance, rates funds and discusses investment strategies for the mutual fund investor.

Personal Investing News, a monthly news publication that often reports on investment opportunities and market conditions.

Personal Investor, a monthly investment advisory publication that includes a "Mutual Funds Outlook" section reporting on mutual fund performance measures, yields, indices and portfolio holdings.

Smart Money, a national personal finance magazine published monthly by Dow Jones and Company, Inc. and The Hearst Corporation. Focus is placed on ideas for investing, spending and saving.

Success, a monthly magazine targeted to the world of entrepreneurs and growing business, often featuring mutual fund performance data.

United Mutual Fund Selector, a semi-monthly investment newsletter, published by Babson United Investment Advisors, that includes mutual fund performance data and reviews of mutual fund portfolios and investment strategies.

USA Today, a leading national daily newspaper.

U.S. News and World Report, a national news weekly that periodically reports mutual fund performance data.

Value Line Mutual Fund Survey, an independent organization that provides biweekly performance and other information on mutual funds.

The Wall Street Journal, a Dow Jones and Company, Inc. newspaper which regularly covers financial news.

Wiesenberger Investment Companies Services, an annual compendium of information about mutual funds and other investment companies, including comparative data on funds' backgrounds, management policies, salient features, management results, income and dividend records and price ranges.

Working Woman, a monthly publication that features a "Financial Workshop" section reporting on the mutual fund/financial industry.

Worth, a national publication put out 10 times per year by Capital Publishing Company, a subsidiary of Fidelity Investments. Focus is placed on personal financial journalism.


                            ORGANIZATION OF THE FUNDS

              (See "Fund organization" in the Funds' prospectuses.)

         The Funds are series of Scudder State Tax Free Trust (the "Trust"). The Trust is a Massachusetts business trust established under a Declaration of Trust dated May 25, 1983. Such Declaration of Trust was amended and restated on December 8, 1987. Its authorized capital consists of an unlimited number of shares of beneficial interest of $0.01 par value. The shares are currently divided into six series. The series of the Trust are Scudder Massachusetts Limited Term Tax Free Fund, Scudder Massachusetts Tax Free Fund, Scudder Ohio Tax Free Fund, Scudder Pennsylvania Tax Free Fund, Scudder New York Tax Free

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

Money Fund and Scudder New York Tax Free Fund. Each share of each Fund has equal rights with each other share of that Fund as to voting, dividends and liquidation. Shareholders have one vote for each share held on matters on which they are entitled to vote. All shares issued and outstanding will be fully paid and non-assessable by the Trust, and redeemable as described in this Statement of Additional Information and in the Funds' prospectuses.

         The assets of the Trust received for the issue or sale of the shares of each series and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such series and constitute the underlying assets of such series. The underlying assets of each series are segregated on the books of account, and are to be charged with the liabilities in respect to such series and with its equitable share of the general liabilities of the Trust, as determined by the Trustees. Expenses with respect to any two or more series are to be allocated in proportion to the asset value of the respective series except where allocations of direct expenses can otherwise be fairly made. The officers of the Trust, subject to the general supervision of the Trustees, have the power to determine which liabilities are allocable to a given series, or which are general or allocable to two or more series. In the event of the dissolution or liquidation of the Trust or any series, the holders of the shares of any series are entitled to receive as a class the underlying assets of such shares available for distribution to shareholders.

         Shares of the Trust entitle their holders to one vote per share; however, separate votes are taken by each series on matters affecting an individual series. For example, a change in investment policy for a series would be voted upon only by shareholders of the series involved. Additionally, approval of the investment advisory agreement is a matter to be determined separately by each series. Approval by the shareholders of one series is effective as to that series whether or not enough votes are received from the shareholders of the other series to approve such agreement as to the other series.

         The Trustees have the authority to issue more series of shares and to designate the relative rights and preferences as between the different series. All shares issued and outstanding will be fully paid and non-assessable by the Trust, and redeemable as described in this Statement of Additional Information and in the Fund's prospectus.

         The Declaration of Trust provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust, that the Trustees and officers will not be liable for errors of judgment or mistakes of fact or law, and that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust except if it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust protects or indemnifies a Trustee or officer against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

                               INVESTMENT ADVISER

    (See "Fund organization--Investment adviser" in the Funds' prospectuses.)

         Scudder, Stevens & Clark, Inc., an investment counsel firm, acts as investment adviser to the Funds. This organization is one of the most experienced investment management firms in the United States. It was established as a partnership in 1919 and pioneered the practice of providing investment counsel to individual clients on a fee basis. In 1928 it introduced the first no-load mutual fund to the public. In 1953 the Adviser introduced Scudder International Fund, the first mutual fund registered with the SEC in the U.S. investing internationally in several foreign countries. The firm reorganized from a partnership to a corporation on June 28, 1985.

         The principal source of the Adviser's income is professional fees received from providing continuous investment advice, and the firm derives no income from brokerage or underwriting of securities. Today, it provides investment counsel for many individuals and institutions, including insurance companies, colleges, industrial corporations, and financial and banking organizations. In addition, it manages Montgomery Street Income Securities, Inc., Scudder California Tax Free Trust, Scudder Cash Investment Trust, Scudder Equity Trust, Scudder Fund, Inc., Scudder Funds Trust, Scudder Global Fund, Inc., Scudder GNMA Fund, Scudder Portfolio Trust, Scudder Institutional Fund, Inc., Scudder International Fund, Inc., Scudder Investment Trust, Scudder Municipal Trust, Scudder Mutual Funds, Inc., Scudder New Asia Fund, Inc.,

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

Scudder New Europe Fund, Inc., Scudder Securities Trust, Scudder State Tax Free Trust, Scudder Tax Free Money Fund, Scudder Tax Free Trust, Scudder U.S. Treasury Money Fund, Scudder Variable Life Investment Fund, Scudder World Income Opportunities Fund, Inc., The Argentina Fund, Inc., The Brazil Fund, Inc., The First Iberian Fund, Inc., The Korea Fund, Inc., The Japan Fund, Inc. and The Latin America Dollar Income Fund, Inc. Some of the foregoing companies or trusts have two or more series.

         The Adviser also provides investment advisory services to the mutual funds which comprise the AARP Investment Program from Scudder. The AARP Investment Program from Scudder has assets over $12 billion and includes the AARP Growth Trust, AARP Income Trust, AARP Tax Free Income Trust and AARP Cash Investment Funds.

         In selecting the securities in which the Funds may invest, the conclusions and investment decisions of the Adviser with respect to the Funds are based primarily on the analyses of its own research department. The Adviser receives published reports and statistical compilations of the issuers themselves, as well as analyses from brokers and dealers who may execute portfolio transactions for the Adviser's clients. However, the Adviser regards this information and material as an adjunct to its own research activities.

         Certain investments may be appropriate for a Fund and also for other clients advised by the Adviser. Investment decisions for the Funds and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Adviser to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a Fund. Purchase and sale orders for a Fund may be combined with those of other clients of the Adviser in the interest of achieving the most favorable net results to a Fund.

Scudder New York Tax Free Fund

         The Investment Management Agreement (the "Agreement") between Scudder New York Tax Free Fund and the Adviser is dated December 12, 1990, and will remain in effect until September 30, 1996. The Agreement was last approved by the Trustees on August 8, 1995 and by the Fund's shareholders on December 11, 1990. The Agreement will continue in effect thereafter by its terms from year to year only so long as its continuance is specifically approved at least annually by the vote of a majority of those Trustees who are not parties to such Agreements or "interested persons" of the Adviser or the Trust cast in person at a meeting called for the purpose of voting on such approval and either by vote of the majority of the Trustees or a majority of the outstanding voting securities of the Fund. The Agreement may be terminated at any time without payment of penalty by either party on sixty days' written notice, and automatically terminates in the event of its assignment.

         Under its Agreement the Adviser regularly provides Scudder New York Tax Free Fund with continuing investment management consistent with the Fund's investment objectives and policies and restrictions and determines what securities shall be purchased for the Fund's portfolio, what securities shall be held or sold by the Fund, and what portion of each Fund's assets shall be held uninvested, subject always to the provisions of the Trust's Declaration of Trust and By-Laws, the Investment Company Act of 1940, the Internal Revenue Code of 1986 and the Fund's investment objectives, policies and restrictions and subject further to such policies and instructions as the Trustees of the Trust may from time to time establish. The Adviser also advises and assists the officers of the Trust in taking such steps as are necessary or appropriate to carry out the decisions of its Trustees and the appropriate committees of the Trustees regarding the conduct of business of the Trust.

         Under the Agreement, the Adviser renders significant administrative services (not otherwise provided by third parties) necessary for the Trust's operations as an open-end investment company including, but not limited to, preparing reports and notices to the Trustees and shareholders; supervising, negotiating contractual arrangements with, and monitoring various third-party service providers to the Fund (such as the Fund's transfer agent, pricing agents, custodian, accountants and others); preparing and making filings with the SEC and other regulatory agencies; assisting in the preparation and filing of the Fund's federal, state and local tax returns; preparing and filing the Fund's federal excise tax returns; assisting with investor and public relations matters; monitoring the valuation of securities and the calculation of net asset value; monitoring the registration of shares of the Fund under applicable federal and state securities laws; maintaining the Fund's books and records to the extent not otherwise maintained by a third party; assisting in establishing accounting policies of the Fund; assisting in the resolution of accounting and legal issues; establishing and monitoring the Fund's operating budget; processing the payment of the Fund's bills; assisting the Fund in, and otherwise arranging for, the payment of distributions and dividends and otherwise assisting the Fund in the conduct of its business, subject to the direction and control of the Trustees.

         The Adviser pays the compensation and expenses (except those for attending Board and Committee meetings outside New York, New York and Boston, Massachusetts) of all officers and executive employees of the Fund affiliated with the Adviser and makes available, without expense to the Fund, the services of such directors, officers, and employees as may duly be elected officers or Trustees of the Trust, subject to their individual consent to serve and to any limitations imposed by law, and provides the Trust's office rent and provides investment advisory, research and statistical facilities and all clerical services relating to research, statistical and investment work.

         For these services Scudder New York Tax Free Fund pays a fee of 0.625 of 1% on an annual basis of the first $200 million of average daily net assets of the Fund and 0.60 of 1% on an annual basis of such net assets in excess of $200 million payable monthly, provided the Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid.

         For the fiscal years ended March 31, 1994, 1995 and 1996 the investment management fees incurred by Scudder New York Tax Free Fund were $1,367,695, 1,251,453 and $1,215,011, respectively.

         Under its Agreement Scudder New York Tax Free Fund is responsible for all of its other expenses, including fees and expenses incurred in connection with membership in investment company organizations; brokers' commissions; legal, auditing and accounting expenses; taxes and governmental fees; the fees and expenses of the Transfer Agent; and any other expenses, including clerical expenses, of issue, sale, underwriting, distribution, redemption or repurchase of shares; the expenses of and fees for registering or qualifying securities for sale; the fees and expenses of the Trustees, officers and employees of the Trust who are not affiliated with the Adviser; the cost of printing and distributing reports and notices to shareholders; and the fees and disbursements of custodians. The Fund may arrange to have third parties assume all or part of the expenses of sale, underwriting and distribution of shares of the Fund. The Fund is also responsible for its expenses incurred in connection with litigation, proceedings and claims and the legal obligation it may have to indemnify its officers and Trustees with respect thereto. The Custodian Agreement provides that the custodian shall compute the net asset value.

Scudder New York Tax Free Money Fund

         The Investment Advisory Agreement (the "Agreement") between Scudder New York Tax Free Money Fund is dated June 1, 1987. The Agreement for Scudder New York Tax Free Money Fund was most recently approved by the Trustees on August 8, 1995, and by shareholders of that Fund on December 8, 1987. The Agreement will remain in effect until September 30, 1996 and will continue in effect from year to year thereafter only if its continuance is approved annually by the vote of a majority of the Trustees who are not parties to the Agreement or "interested persons" of the Adviser or the Trust cast in person at a meeting called for the purpose of voting on such approval and either by vote of a majority of the Trustees or a majority of the outstanding voting securities of the Fund. The
Agreement may be terminated at any time without payment of penalty by either party on sixty days' written notice, and automatically terminates in the event of its assignment.

         Under its Agreement the Adviser regularly provides Scudder New York Tax Free Money Fund with investment research, advice and supervision and furnishes continuously an investment program consistent with the Fund's investment objectives and policies and determines what securities shall be purchased for each Fund's portfolio, what securities shall be held or sold by the Fund, and what portion of the Fund's assets shall be held uninvested, subject always to the provisions of the Trust's Declaration of Trust and By-Laws, and of the Investment Company Act of 1940, as amended, and to the Fund's investment objectives, policies and restrictions, and subject further to such policies and instructions as the Trustees of the Trust may from time to time establish. The Adviser also advises and assists the officers of the Trust in taking such steps as are necessary or appropriate to carry out the decisions of its Trustees and the appropriate committees of the Trustees regarding the conduct of the business of the Trust.

         The Adviser pays the compensation and expenses of all affiliated Trustees and executive employees of the Trust and makes available, without expense to the Fund, the services of the Adviser's directors, officers, and employees as may duly be elected officers or Trustees of the Trust, subject to their individual consent to serve and to any limitations imposed by law, and pays the Trust's office rent and provides investment advisory, research and statistical facilities and all clerical services relating to research, statistical and investment work.

         For these services Scudder New York Tax Free Money Fund pays a monthly fee of 1/24 of 1% (approximately 0.50 of 1% on an annual basis) of the average daily net assets of the Fund. For the fiscal years ended March 31, 1994, 1995 and 1996, investment management fees incurred by Scudder New York Tax Free Money Fund were $50,984, $107,615 and $277,273, respectively.

         The Adviser has agreed to maintain the annualized expenses of the Fund at not more than 0.60% of average daily net assets of the Fund until July 31, 1997. For the fiscal year ended March 31, 1996, the Adviser did not impose a portion of its fee amounting to $142,485 and the portion imposed amounted to $134,788.

         Under the Agreement Scudder New York Tax Free Money Fund is responsible for all of its other expenses, including organization expenses; clerical salaries; fees and expenses incurred in connection with membership in investment company organizations; brokers' commissions; payment for portfolio pricing services to a pricing agent, if any; legal, auditing or accounting expenses; taxes or governmental fees; the fees and expenses of the Transfer Agent; the cost of preparing share certificates or any other expenses, including clerical expenses, of issuance, redemption or repurchase of shares of beneficial interest; the expenses of and fees for registering or qualifying securities for sale; the fees and expenses of the Trustees of the Trust who are not affiliated with the Adviser; the cost of preparing and distributing reports and notices to shareholders; and the fees or disbursements of custodians. The Trust is also responsible for its expenses incurred in connection with litigation, proceedings and claims and the legal obligation it may have to indemnify its officers and Trustees with respect thereto.

         Since the Adviser absorbed Scudder New York Tax Free Money Fund's expenses as described above, the expense ratios for the fiscal years ended March 31, 1994, 1995 and 1996 were 0.60%, 0.60% and 0.60%, respectively. The expense ratios for Scudder New York Tax Free Fund for the fiscal years ended March 31, 1994, 1995 and 1996 were 0.82%, 0.82% and 0.82%, respectively.

Scudder Ohio Tax Free Fund

         The Investment Advisory Agreement (the "Agreement"), is dated June 1, 1987. The Agreement will remain in effect until September 30, 1996, and will continue in effect from year to year thereafter only if its continuance is approved annually by the vote of a majority of those Trustees who are not parties to such Agreement or "interested persons" of the Adviser or the Trust cast in person at a meeting called for the purpose of voting on such approval and either by vote of a majority of the Trustees or a majority of the outstanding voting securities of the Fund. The Agreement was approved by such Trustees (including a majority of the Trustees who are not such "interested persons") on August 8, 1995 and by the Fund's shareholders on December 8, 1987. The Agreement may be terminated at any time without payment of penalty by either party on sixty days' written notice, and automatically terminates in the event of its assignment.

         Under the Agreement, the Adviser regularly provides the Fund with investment research, advice and supervision and furnishes continuously an investment program consistent with the Fund's investment objectives and policies and determines what securities shall be purchased for the Fund's portfolio, what securities shall be held or sold by the Fund, and what portion of the Fund's assets shall be held uninvested, subject always to the provisions of the Trust's Declaration of Trust and By-Laws, the Investment Company Act of 1940, the Internal Revenue Code of 1986 and to the Fund's investment objective, policies and restrictions, and subject further to such policies and instructions as the Trustees of the Trust may from time to time establish. The Adviser also advises and assists the officers of the Trust in taking such steps as are necessary or appropriate to carry out the decisions of its Trustees and the appropriate committees of the Trustees regarding the conduct of the business of the Fund.

         The Adviser pays the compensation and expenses of all affiliated Trustees and executive employees of the Trust and makes available, without expense to the Trust, the services of such Advisers, Directors, Officers, and employees as may duly be elected officers or Trustees of the Trust, subject to their individual consent to serve and to any limitations imposed by law, and provides the Fund's office space and facilities and provides investment advisory, research and statistical facilities and all clerical services relating to research, statistical and investment work. For these services, the Fund pays the Adviser a monthly fee of 1/20 of 1% (approximately 0.60 of 1% on an annual basis) of the average daily net assets of the Fund. For the fiscal years ended March 31, 1994, 1995 and 1996, the investment management fees incurred by the Fund were $158,146, $150,790 and $172,284, respectively. Had the Adviser imposed a full investment management fee for the fiscal years ended March 31, 1994, 1995 and 1996, the investment management fees would have equaled $480,674, $317,609 and $486,363, respectively.

         The Adviser has agreed to maintain the annualized expenses of the Fund at not more than 0.50% of average daily net assets of the Fund until July 31, 1997.

         Under the Agreement the Fund is responsible for all of its other expenses, including organization expenses; clerical salaries; fees and expenses incurred in connection with membership in investment company organizations; brokers' commissions; payment for portfolio pricing services to a pricing agent, if any; legal, auditing or accounting expenses; taxes or governmental fees; the fees and expenses of the Transfer Agent; the cost of preparing share certificates and any other expenses, including clerical expense, of issuance, redemption or repurchase of shares of beneficial interest; the expenses of and fees for registering or qualifying securities for sale; the fees and expenses of the Trustees of the Trust who are not affiliated with the Adviser; the cost of preparing and distributing reports and notices to shareholders; and the fees or disbursements of custodians. The Trust is also responsible for its expenses incurred in connection with litigation, proceedings and claims and the legal obligation it may have to indemnify its officers and Trustees with respect thereto.

Scudder Pennsylvania Tax Free Fund

         The Investment Advisory Agreement (the "Agreement"), is dated June 1, 1987. The Agreement will remain in effect until September 30, 1996, and will continue in effect from year to year thereafter only if its continuance is approved annually by the vote of a majority of those Trustees who are not parties to such Agreement or "interested persons" of the Adviser or the Trust cast in person at a meeting called for the purpose of voting on such approval and either by vote of a majority of the Trustees or a majority of the outstanding voting securities of the Fund. The Agreement was approved by such Trustees (including a majority of the Trustees who are not such "interested persons") on August 8, 1995 and by the Fund's shareholders on December 8, 1987. The Agreement may be terminated at any time without payment of penalty by either party on sixty days' written notice, and automatically terminates in the event of its assignment.

         Under the Agreement, the Adviser regularly provides the Fund with investment research, advice and supervision and furnishes continuously an investment program consistent with the Fund's investment objectives and policies and determines what securities shall be purchased for the Fund's portfolio, what securities shall be held or sold by the Fund, and what portion of the Fund's assets shall be held uninvested, subject always to the provisions of the Trust's Declaration of Trust and By-Laws, the Investment Company Act of 1940, the Internal Revenue Code of 1986 and to the Fund's investment objective, policies and restrictions, and subject further to such policies and instructions as the Trustees of the Trust may from time to time establish. The Adviser also advises and assists the officers of the Trust in taking such steps as are necessary or appropriate to carry out the decisions of its Trustees and the appropriate committees of the Trustees regarding the conduct of the business of the Fund.

         The Adviser pays the compensation and expenses of all affiliated Trustees and executive employees of the Trust and makes available, without expense to the Trust, the services of such Advisers, Directors, Officers and employees as may duly be elected officers or Trustees of the Trust, subject to their individual consent to serve and to any limitations imposed by law, and provides the Fund's office space and facilities and provides investment advisory, research and statistical facilities and all clerical services relating to research, statistical and investment work. For these services, the Fund pays the Adviser a monthly fee of 1/20 of 1% (approximately 0.60 of 1% percent on an annual basis) of the average daily net assets of the Fund. For the fiscal year ended March 31, 1994, 1995 and 1996, the Adviser did not impose a portion of its management fees amounting to $319,172, $312,807 and $308,030, respectively; the portion imposed amounted to $108,861, $114,361 and $145,682, respectively. The Adviser has agreed to maintain the annualized expenses of the Fund at not more than 0.50% of average daily net assets of the Fund until July 31, 1997.

         Under the Agreement the Fund is responsible for all of its other expenses, including organization expenses; clerical salaries; fees and expenses incurred in connection with membership in investment company organizations; brokers' commissions; payment for portfolio pricing services to a pricing agent, if any; legal, auditing or accounting expenses; taxes or governmental fees; the fees and expenses of the Transfer Agent; the cost of preparing share certificates or any other expenses, including clerical expenses of issuance, redemption or repurchase of shares of beneficial interest; the expenses of and fees for registering or qualifying securities for sale; the fees and expenses of the Trustees of the Trust who are not affiliated with the Adviser; the cost of preparing and distributing reports and notices to shareholders; and the fees or disbursements of custodians. The Trust is also responsible for its expenses incurred in connection with litigation, proceedings and claims and the legal obligation it may have to indemnify its officers and Trustees with respect thereto.

         The Agreements further provide that as between the Trust and the Adviser, the Trust will be responsible for all expenses, including clerical expense of offer, sale, underwriting and distribution of the Funds' shares only so long as the Trust employs a principal underwriter to act as the distributor of the Funds' shares pursuant to an underwriting agreement which provides that the underwriter will assume such expenses. The Trust's underwriting agreement provides that the principal underwriter shall pay all expenses of offer and sale of the Funds' shares except the expenses of preparation and filing of registration statements under the Securities Act of 1933 and under state securities laws, issue and transfer taxes, if any, and a portion of the prospectuses used by the Trust. In the event that the Trust ceases to employ a principal underwriter to act as the distributor of the Funds' shares, the expenses of distributing the Funds' shares will be borne by the Adviser unless the Trust shall have adopted a plan or plans pursuant to Rule 12b-1 under the 1940 Act providing that the Funds shall be responsible for some or all of such distribution expenses.

         Each Agreement requires the Adviser to return to each Fund all or a portion of advances of its management fee to the extent annual expenses of such Fund (including the management fee stated above) exceed the limitations prescribed by any state in which such Fund's shares are offered for sale. Management has been advised that, while most states have eliminated expense limitations, the lowest limitation is currently 2 1/2% of average daily net assets up to $30 million, 2% of the next $70 million of average daily net assets and 1 1/2% of average daily net assets in excess of that amount. Certain expenses such as brokerage commissions, taxes, extraordinary expenses and interest are excluded from such limitations. Any such fee advance required to be returned to the Fund will be returned as promptly as practicable after the end of the Fund's fiscal year. However, no fee payment will be made to the Adviser during any fiscal year which will cause year to date expenses to exceed the cumulative pro rata expense limitation at the time of such payment. The amortization of organization costs is described herein under "ADDITIONAL INFORMATION--Other Information."

         Each Agreement also provides that each Fund may use any name derived from the name "Scudder, Stevens & Clark" only as long as such Agreement remains in effect.

         In reviewing the terms of each Agreement and in discussions with the Adviser concerning the Agreements, Trustees who are not "interested persons" of the Adviser are represented by independent counsel at the Trust's expense.

         Each Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by the Adviser of its obligations and duties under the Agreement.

         Officers and employees of the Adviser from time to time may have transactions with various banks, including the Trust's custodian bank. It is the Adviser's opinion that the terms and conditions of those transactions which have occurred were not influenced by existing or potential custodial or other Trust relationships.

         None of the Trustees or officers of the Trust may have dealings with the Trust as principals in the purchase or sale of securities, except as individual subscribers to or holders of shares of the Funds.

Personal Investments by Employees of the Adviser

     Employees of the Adviser are permitted to make personal securities transactions, subject to requirements and restrictions set forth in the
Adviser's Code of Ethics. The Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Funds. Among other things, the Code of Ethics, which generally complies with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and monthly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

                              TRUSTEES AND OFFICERS

                                                                                                 Position with
                                                                                                 Underwriter,
                                                                 Principal Occupation**          Scudder Investor
Name, Age and Address               Position with Trust          and Affiliations                Inc. Services,
---------------------               -------------------          ----------------                --------------
David S. Lee (62)*#++               President and Trustee        Managing Director of Scudder,   President, Assistant
                                                                 Stevens & Clark, Inc.           Treasurer and Director

Henry P. Becton, Jr. (52)           Trustee                      President and General          --
WGBH                                                             Manager, WGBH Educational
125 Western Avenue                                               Foundation
Allston, MA

Dawn-Marie Driscoll (49)            Trustee                      Executive Fellow, Center for   --
5760 Flamingo Drive                                              Business Ethics; President,
Cape Coral, FL                                                   Driscoll Associates

Peter B. Freeman (64)++             Trustee                      Corporate Director and Trustee  --
100 Alumni Avenue
Providence, RI

Dudley H. Ladd (52)*#               Trustee                      Managing Director of Scudder,   Senior Vice President
                                                                 Stevens & Clark, Inc.           and Director

Wesley W. Marple, Jr. (64)++        Trustee                      Professor of Business          --
413 Hayden Hall                                                  Administration, Northeastern
360 Huntington Avenue                                            University College of
Boston, MA                                                       Business Administration

Juris Padegs (64)*+                 Trustee                      Managing Director of Scudder,   Vice President and
                                                                 Stevens & Clark, Inc.           Director

Daniel Pierce (62)*#++              Trustee                      Chairman of the Board and       Vice President,
                                                                 Managing Director of Scudder,   Director and
                                                                 Stevens & Clark, Inc.           Assistant Director

                                       67

                                                                                                 Position with
                                                                                                 Underwriter,
                                                                 Principal Occupation**          Scudder Investor
Name, Age and Address               Position with Trust          and Affiliations                Inc. Services,
---------------------               -------------------          ----------------                --------------

Jean C. Tempel (53)                 Trustee                      General Partner, TL Ventures    --
Ten Post Office Square
Suite 1325
Boston, MA

Donald C. Carleton (62)#            Vice President               Managing Director of Scudder,   --
                                                                 Stevens & Clark, Inc.

Philip G. Condon (45)#              Vice President               Managing Director of Scudder,   --
                                                                 Stevens & Clark, Inc.

Jerard K. Hartman (63)+             Vice President               Managing Director of Scudder,  --
                                                                 Stevens & Clark, Inc.

Thomas W. Joseph (57)#              Vice President               Principal of Scudder, Stevens   Vice President,
                                                                 & Clark, Inc.                   Director, Treasurer
                                                                                                 and Assistant Clerk
Jeremy L. Ragus (44)#               Vice President               Principal of Scudder, Stevens   --
                                                                 & Clark, Inc.

Rebecca Wilson (34)#                Vice President               Assistant Vice President of     --
                                                                 Scudder, Stevens & Clark, Inc.

Thomas F. McDonough (49)#           Vice President and           Principal of Scudder, Stevens   Clerk
                                    Secretary                    & Clark, Inc.

Pamela A. McGrath (43)#             Vice President and           Managing Director of Scudder,   --
                                    Treasurer                    Stevens & Clark, Inc.

Edward J. O'Connell (51)+           Vice President and           Principal of Scudder, Stevens   Assistant Treasurer
                                    Assistant Treasurer          & Clark, Inc.

Coleen Downs Dinneen (35)#          Assistant Secretary          Vice President of Scudder,      Assistant Clerk
                                                                 Stevens & Clark, Inc.

* Messrs. Lee, Ladd, Padegs and Pierce are considered by the Trust and its counsel to be Trustees who are "interested persons" of the Adviser or of the Trust within the meaning of the Investment Company Act of 1940, as amended.
** Unless otherwise stated, all officers and Trustees have been associated with their respective companies for more than five years but not necessarily in the same capacity.
++ Messrs. Freeman, Lee, Marple and Pierce are members of the Executive Committee, which has the power to declare dividends from ordinary income and distributions of realized capital gains to the same extent as the Board is so empowered.
#        Address: Two International Place, Boston, Massachusetts  02110
+        Address: 345 Park Avenue, New York, New York  10154

         The Trustees and officers of the Trust may also serve in similar capacities with other Scudder Funds.

         As of June 30, 1996 all Trustees and officers of the Trust as a group owned beneficially (as that term is defined in Section 13(d) under the Securities Exchange Act of 1934) less than 1% of the shares of each Fund outstanding on such date.

         As of June 30, 1996 Scudder, Stevens & Clark, Inc. owned in the aggregate, by or on behalf of accounts for which it acts as investment adviser, 1,031,148 shares of Scudder New York Tax Free Fund or 5.85% of the outstanding shares of such Fund. Scudder, Stevens & Clark, Inc. may be deemed to be the beneficial owner of such shares but disclaims any beneficial ownership in such shares.

         As of June 30, 1996 Scudder, Stevens & Clark, Inc. owned in the aggregate, by or on behalf of accounts for which it acts as investment adviser, 681,731 shares of Scudder Pennsylvania Tax Free Fund or 11.97% of the outstanding shares of such Fund. Scudder, Stevens & Clark, Inc. may be deemed to be the beneficial owner of such shares but disclaims any beneficial ownership in such shares.

         To the best of the Trust's knowledge, as of June 30, 1996 no person owned beneficially more than 5% of each Fund's outstanding shares, except as noted above.

                                  REMUNERATION

         Several of the officers and Trustees of the Trust may be officers of the Adviser, Scudder Investor Services, Inc., Scudder Service Corporation, Scudder Trust Company or Scudder Fund Accounting Corporation from whom they receive compensation, as a result of which they may be deemed to participate in fees paid to the Adviser. The Trust pays no direct remuneration to any officer of the Trust. However, each of the Trust's Trustees who is not affiliated with the Adviser will be paid by the Trust. Each of these unaffiliated Trustees receives an annual Trustee's fee of $12,000 from the Trust, allocated equally among the series of the Trust and fees of $300 from the Trust, allocated equally among the series of the Trust, for each attended Trustees' meeting, audit committee meeting or meeting held for the purpose of considering arrangements between the Trust and the Adviser or any of its affiliates. Each unaffiliated Trustee also receives $100 per committee meeting, other than those set forth above or contract meeting, attended. For the fiscal year ended March 31, 1996, such fees totaled $14,241 for Scudder New York Tax Free Fund, $14,241 for Scudder New York Tax Free Money Fund, $14,214 for Scudder Ohio Tax Free Fund and $14,176 for Scudder Pennsylvania Tax Free Fund, respectively.

The following Compensation Table provides, in tabular form, the following data:

Column (1): all Trustees who receive compensation from the Trust.
Column (2): aggregate compensation received by a Trustee from all the series of the Trust.
Columns (3) and (4): pension or retirement benefits accrued or proposed be paid by the Trust. Scudder State Tax Free Trust does not pay its Trustees such benefits.
Column (5): total compensation received by a Trustee from the Trust, plus compensation received from all funds for which a Trustee serves in a fund complex. The total number of funds from which a Trustee receives such compensation is also provided.

                               Compensation Table
                      for the year ended December 31, 1995
------------------------------------------------------------------------------------------------------------------------

(1)                   (2)                            (3)                  (4)                   (5)

                                                     Pension or                                 Total Compensation From
                                                     Retirement           Estimated Annual      Scudder State Tax Free
Name of Person,       Aggregate Compensation from    Benefits Accrued     Benefits Upon         Trust and Fund Complex
Position              Scudder State Tax Free Trust*  As Part of Fund      Retirement            Paid to Trustee
                                                     Expenses
------------------------------------------------------------------------------------------------------------------------
Henry P. Becton, Jr.,     $15,800                   N/A                  N/A                       $82,800
Trustee                                                                                            (15 funds)

Dawn-Marie Driscoll,      $16,100                   N/A                  N/A                       $92,800
Trustee                                                                                            (16 funds)

Peter B. Freeman,         $16,100                   N/A                  N/A                       $126,750
Trustee                                                                                            (31 funds)

Wesley W. Marple, Jr.,    $16,100                   N/A                  N/A                       $93,100
Trustee                                                                                            (15 funds)

Jean C. Tempel,           $16,100                   N/A                  N/A                       $92,200
Trustee                                                                                            (15 funds)


* Scudder State Tax Free Trust consists of six Funds: Scudder Massachusetts Limited Term Tax Free Fund, Scudder Massachusetts Tax Free Fund, Scudder New York Tax Free Money Fund, Scudder New York Tax Free Fund, Scudder Ohio Tax Free Fund and Scudder Pennsylvania Tax Free Fund.

                                   DISTRIBUTOR

         The Trust has an underwriting agreement with Scudder Investor Services, Inc. (the "Distributor"), a Massachusetts corporation, which is a wholly-owned subsidiary of the Adviser, a Delaware corporation. The Trust's underwriting agreement dated June 1, 1987 will remain in effect until September 30, 1996 and from year to year thereafter only if its continuance is approved annually by a majority of the members of the Board of Trustees who are not parties to such agreement or interested persons of any such party and either by vote of a majority of the Board of Trustees or a majority of the outstanding voting securities of the Trust. The underwriting agreement was last approved by the Trustees on August 8, 1995.

         Under the underwriting agreement, the Trust is responsible for: the payment of all fees and expenses in connection with the preparation and filing with the SEC of its registration statement and prospectus and any amendments and supplements thereto; the registration and qualification of shares for sale in the various states, including registering the Trust as a broker or dealer; the fees and expenses of preparing, printing and mailing prospectuses annually to existing shareholders (see below for expenses relating to prospectuses paid by the Distributor), notices, proxy statements, reports or other communications to shareholders of a Fund; the cost of printing and mailing confirmations of purchases of shares and the prospectuses accompanying such confirmations; any issuance taxes and/or any initial transfer taxes; a portion of shareholder toll-free telephone charges and expenses of shareholder service representatives; the cost of wiring funds for share purchases and redemptions (unless paid by the shareholder who initiates the transaction); the cost of printing and postage of business reply envelopes; and a portion of the cost of computer terminals used by both the Trust and the Distributor.

         The Distributor will pay for printing and distributing prospectuses or reports prepared for its use in connection with the offering of the Funds' shares to the public and preparing, printing and mailing any other literature or advertising in connection with the offering of shares of a Fund to the public. The Distributor will pay all fees and expenses in connection with its qualification and registration as a broker or dealer under federal and state laws, a portion of the cost of toll-free telephone service and expenses of shareholder service representatives, a portion of the cost of computer terminals, and expenses of any activity which is primarily intended to result in the sale of shares issued by each Fund, unless a Rule 12b-1 Plan is in effect which provides that the Fund shall bear some or all of such expenses.

Note: Although the Trust does not currently have a 12b-1 Plan and the Trustees have no current intention of adopting one, the Trust would also pay those fees and expenses permitted to be paid or assumed by the Trust pursuant to a 12b-1 Plan, if any, were such a plan adopted by the Trust, notwithstanding any other provision to the contrary in the underwriting agreement.

         As agent the Distributor currently offers shares of each Fund on a continuous basis to investors in all states in which shares of each Fund may from time to time be registered or where permitted by applicable law. The underwriting agreement provides that the Distributor accepts orders for shares at net asset value as no sales commission or load is charged to the investor. The Distributor has made no firm commitment to acquire shares of either Fund.

                                      TAXES

      (See "Distribution and performance information--Dividends and capital gains distributions" and "Transaction information--Tax
                   information, Tax identification number" in
                            the Funds' prospectuses.)

         Shareholders should consult their tax advisers about the application of the provisions of tax law described in this Statement of Additional Information in light of their particular tax situation.

         Certain political events, including federal elections and future amendments to federal income tax laws, may affect the desirability of investing in the Funds.

Federal Taxation

         Each Fund within the Trust will be separate for investment and accounting purposes, and will be treated as a separate taxable entity for Federal income tax purposes. Each Fund has elected to be treated as a separate regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") and has qualified as such, and intends to continue to so qualify, in each taxable year as required under the Code in order to avoid payment of federal income tax at the fund level.

         In order to qualify as a regulated investment company, each Fund must meet certain requirements regarding the source of its income and the diversification of its assets and must also derive less than 30% of its gross income in each taxable year from certain types of investments (such as securities, options and financial futures) held for less than three months. The 30 percent of gross income limitation may restrict Scudder New York Tax Free Fund's activities involving Strategic Transactions. Legislation currently pending before the U.S. Congress would repeal this requirement. However, it is impossible to predict whether this legislation will become law and, if it is so enacted, what form it will eventually take.

         As a regulated investment company qualifying under Subchapter M of the Code, each Fund is required to distribute to its shareholders at least 90 percent of its taxable net investment income which includes net short-term capital gain in excess of long-term capital loss and at least 90 percent of its tax-exempt net investment income and generally is not subject to federal income tax to the extent that it distributes annually all of its taxable net investment income and net realized long-term and short-term capital gains in accordance with the timing requirements of the Code. Each Fund intends to distribute at least annually substantially all, and in no event less than 90 percent, of its taxable and tax-exempt net investment income and net realized capital gains.

         If any net realized long-term capital gains in excess of net realized short-term capital losses are retained by a Fund for reinvestment, requiring federal income taxes to be paid thereon by a Fund, the Fund will elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains, will be able to claim his share of federal income taxes paid by a Fund on such gains as a credit against his own federal income tax liability, and will be entitled to increase the adjusted tax basis of his Fund shares by the difference between his pro rata share of such gains and his tax credit.

         Each Fund is subject to a 4 percent nondeductible excise tax on amounts required to be but not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98 percent of a Fund's taxable ordinary income for the calendar year and at least 98% of the excess of its capital gains over capital losses realized during the one-year period ending October 31 during such year, together with any undistributed, untaxed amounts of ordinary income and capital gains from the previous calendar year. Each Fund has adjusted its distribution policies to minimize any adverse impact from this tax or eliminate its application.

         Net investment income is made up of dividends and interest, less expenses. Net realized capital gains for a fiscal year are computed by taking into account any capital loss carryforward of a Fund. New York Tax Free Fund and New York Tax Free Money Fund intend to offset realized capital gains by using their capital loss carryforwards before distributing any gains. As of March 31, 1996, New York Tax Free Fund had a net capital loss carryforward of approximately $6,317,000, which may be applied against realized capital gains of each succeeding year until fully utilized or until March 31, 2003, $3,937,000 expires March 31, 2003 and $2,380,000 expires March 31, 2004. New York Tax Free Money Fund had a capital loss carryforward of approximately $53,000, which may be applied against realized capital gains of each succeeding year until fully utilized or until March 31, 2000 ($1,000), March 31, 2001 ($2,000), March 31,
2002 ($4,000) and March 31, 2003  ($43,000),  and March 31, 2004  ($3,000),  the
respective expiration dates, whichever occurs first.

         Distributions of taxable net investment income and the excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income.

         Subchapter M of the Code permits the character of tax-exempt interest distributed by a regulated investment company to flow through as tax-exempt interest to its shareholders, provided that at least 50% of the value of its assets at the end of each quarter of its taxable year is invested in state, municipal and other obligations the interest on which is excluded from gross income under Section 103(a) of the Code. Each Fund intends to satisfy this 50 percent requirement in order to permit its distributions of tax-exempt interest to be treated as such for federal income tax purposes in the hands of its shareholders. Distributions to shareholders of tax-exempt interest earned by the Fund for the taxable year are therefore not subject to regular federal income tax, although they may be subject to the individual and corporate alternative minimum taxes described below. Discount from certain stripped tax-exempt obligations or their coupons, however, may be taxable.

         The Revenue Reconciliation Act of 1993 requires that any market discount recognized on a tax-exempt bond is taxable as ordinary income. This rule applies only for disposals of bonds purchased after April 30, 1993. A market discount bond is a bond acquired in the secondary market at a price below its redemption value. Under prior law, the treatment of market discount as ordinary income did not apply to tax-exempt obligations. Instead, realized market discount on tax-exempt obligations was treated as capital gain. Under the new law, gain on the disposition of a tax-exempt obligation or any other market discount bond that is acquired for a price less than its principal amount will be treated as ordinary income (instead of capital gain) to the extent of accrued market discount. This rule is effective only for bonds purchased after April 30, 1993.

         Since no portion of a Fund's income will be comprised of dividends from domestic corporations, none of the income distributions of a Fund will be eligible for the dividends-received deduction available for certain taxable dividends received by corporations.

         Distributions of the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of a Fund have been held by such shareholders. Such distributions to corporate shareholders of a Fund are not eligible for the dividends-received deduction. Any loss realized upon the redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares. Any loss realized upon the redemption of shares within six months from the date of their purchase will be disallowed to the extent of any tax-exempt dividends received with respect to such shares. All or a portion of a loss realized on the redemption of shares of Scudder New York Tax Free Fund, Scudder Ohio Tax Free Fund and Scudder Pennsylvania Tax Free Fund may be disallowed if shares of the Fund are purchased (including shares purchased under the dividend reinvestment plan or the automatic investment plan) within 30 days before or after such redemption.

         Distributions derived from interest which is exempt from regular federal income tax may subject corporate shareholders to or increase their liability under the 20 percent corporate alternative minimum tax. A portion of such distributions may constitute a tax preference item for individual shareholders and may subject them to or increase their liability under the 24 percent individual alternative minimum tax, but normally no more than 20 percent of a Fund's net assets will be invested in securities the interest on which is such a tax preference item for individuals.

         Distributions of taxable net investment income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

         Each distribution is accompanied by a brief explanation of the form and character of the distribution. In January of each year, each Fund issues to its shareholders a statement of the federal income tax status of all distributions. All distributions of taxable or tax-exempt net investment income and net realized capital gain, whether received in shares or in cash, must be reported by each shareholder on his or her federal income tax return. Dividends declared in October, November or December with a record date in such a month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. Shareholders are also required to report tax-exempt interest. Redemptions of shares of Scudder New York Tax Free Fund, including exchanges for shares of another Scudder Fund, may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

         Interest which is tax-exempt for federal income tax purposes is included as income for purposes of determining the amount of Social Security or railroad retirement benefits subject to tax.

         Interest on indebtedness incurred by shareholders to purchase or carry shares of a Fund will not be deductible for federal income tax purposes. Under rules applied by the IRS to determine when borrowed funds are used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of shares.

         Section 147(a) of the Code prohibits exemption from taxation of interest on certain governmental obligations held by persons who are "substantial users" (or persons related thereto) of facilities financed by such obligations. The Funds have not undertaken any investigation as to the users of the facilities financed by bonds in their portfolios.

         Distributions by Scudder New York Tax Free Fund, Scudder Ohio Tax Free Fund and Scudder Pennsylvania Tax Free Fund result in a reduction in the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder, to the extent it is derived from other than tax-exempt interest, as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of capital upon the distribution, which, to the extent it is derived from other than tax-exempt interest, will nevertheless be taxable to them.

         All futures contracts entered into by Scudder New York Tax Free Fund, Scudder Ohio Tax Free Fund and Scudder Pennsylvania Tax Free Fund and all listed nonequity options written or purchased by a Fund (including options on futures contracts and options on securities indexes) will be governed by Section 1256 of the Code. Absent a tax election to the contrary, gain or loss attributable to the lapse, exercise or closing out of any such position generally will be treated as 60 percent long-term and 40 percent short-term, and on the last trading day of the Funds' fiscal year, all outstanding Section 1256 positions will be marked to market (i.e. treated as if such positions were closed out at their closing price on such day), with any resulting gain or loss recognized as 60 percent long-term and 40 percent short-term. Under certain circumstances, entry into a futures contract to sell a security may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of the underlying security or a substantially identical security in each Fund's portfolio.

         Positions of Scudder New York Tax Free Fund, Scudder Ohio Tax Free Fund and Scudder Pennsylvania Tax Free Fund which consist of at least one debt security not governed by Section 1256 and at least one futures contract or nonequity option governed by Section 1256 which substantially diminishes a Fund's risk of loss with respect to such debt security will be treated as a "mixed straddle." Mixed straddles are subject to the straddle rules of Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of securities and conversion of short-term capital losses into long-term capital losses. Certain tax elections, however, exist for them which reduce or eliminate the operation of these rules. The Trust will monitor each Fund's transactions in options and futures and may make certain tax elections in order to mitigate the operation of these rules and prevent disqualification of a Fund as a regulated investment company for federal income tax purposes.

         Under the federal income tax law, each Fund will be required to report to the IRS all distributions of taxable income and capital gains, as well as, in the case of New York Tax Free Fund, Scudder Ohio Tax Free Fund and Scudder Pennsylvania Tax Free Fund, gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of taxable income and capital gains and proceeds from the redemption or exchange of the shares of a regulated investment company are generally subject to withholding of federal income tax at the rate of 31 percent in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with their required certifications regarding their status under the federal income tax law. Under a special exception, distributions of taxable income and capital gains of a Fund will not be subject to backup withholding if the Fund reasonably estimates that at least 95 percent of all of its distributions will consist of tax-exempt interest. However, in this case, the proceeds from the redemption or exchange of shares may be subject to backup withholding. Under another special exception, proceeds from the redemption or exchange of Fund shares are exempt from withholding if the Fund maintains a constant net asset value per share. Withholding may also be required if a Fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

         The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30 percent (or at a lower rate under an applicable income tax treaty) on amounts constituting any ordinary income received.

State Taxation

         The Trust is organized as a Massachusetts business trust, and neither the Trust nor the Funds are liable for any income or franchise tax in the Commonwealth of Massachusetts provided that each Fund qualifies as a regulated investment company.

Scudder New York Tax Free Money Fund and Scudder New York Tax Free Fund

         New York State corporate tax law has special provisions governing regulated investment companies that are qualified and taxed under Subchapter M of the Code. To the extent a Fund has no federal income tax liability because it distributes all of its investment income and the excess of net short-term capital gain over net long-term capital loss and all of the excess of net long-term capital gain over net short-term capital loss, it will incur no New York State income tax, other than a possible nominal minimum tax. New York City tax consequences are identical except that the amount of the possible minimum tax differs. Individual shareholders who are residents of New York State will be able to exclude for state income tax purposes that portion of the distributions which is derived from interest on obligations of New York State and its political subdivisions and of Puerto Rico, The Virgin Islands and Guam, because at least 50% of the value of the assets of a Fund will be invested in state or municipal obligations the interest on which is exempt for federal income tax purposes.

         Individual shareholders who are residents of New York City will also be able to exclude such income for New York City income tax purposes. Capital gains that are retained by each Fund will be taxed to that Fund, and New York State and New York City residents will receive no New York income tax credit for such tax. Capital gains that are distributed by a Fund will be treated as capital gains for New York State and City income tax purposes in the hands of New York State and New York City residents.

Scudder Ohio Tax Free Fund

         In the opinion of Ohio tax counsel, Squire, Sanders & Dempsey, under Ohio law, provided that the Fund continues to qualify as a regulated investment company under the Code and that at all times at least 50 percent of the value of the total assets of the Fund consists of obligations issued by or on behalf of the State of Ohio, political subdivisions thereof or agencies or instrumentalities of the State of Ohio or its political subdivisions ("Ohio Obligations"), or similar obligations of other states or their subdivisions (a fund satisfying such requirements being referred to herein as an "Ohio fund"), shareholders of the Fund who are otherwise subject to the Ohio personal income tax, or school district or municipal income taxes in Ohio will not be subject to such taxes on distributions with respect to shares of the Fund to the extent that such distributions are properly attributable to (1) interest on or gain from the sale, exchange or other disposition of Ohio Obligations, or (2) interest on obligations of the United States or its territories or possessions or of any authority, commission or instrumentality of the United States that is exempt from state income taxes under the laws of the United States (e.g., obligations issued by the Governments of Puerto Rico, the Virgin Islands or Guam and their authorities and municipalities) ("Federal and Possessions Obligations").

         Provided the Fund qualifies as an Ohio fund, shareholders who are otherwise subject to the net income base of the Ohio corporation franchise tax will not be subject to such tax on distributions with respect to shares of the Fund to the extent that such distributions are (1) properly attributable to interest on or gain from the sale, exchange or other disposition of Ohio Obligations, (2) properly attributable to interest on Federal and Possessions Obligations, or (3) exempt-interest dividends for Federal income tax purposes. However, shares of the Fund will be includable in the computation of net worth for purposes of such tax. Corporate shareholders that are subject to Ohio municipal income taxes will not be subject to such tax on distributions received from the Fund to the extent such distributions are properly attributable to interest on or gain from the sale of Ohio Obligations or are properly attributable to interest on Federal and Possessions Obligations.

Scudder Pennsylvania Tax Free Fund

         Under a ruling of the Pennsylvania Department of Revenue, individual shareholders of the Fund resident in Pennsylvania will not be subject to Pennsylvania income tax on distributions received from the Fund to the extent such distributions are attributable to interest or capital gain from the sale of tax-exempt obligations of the Governments of Puerto Rico, The Virgin Islands and Guam. Distributions attributable to capital gain from the sale of tax-exempt obligations of the Commonwealth and its political subdivisions and authorities issued before February 1, 1994 will also be exempt from Pennsylvania personal income tax. Other distributions from the Fund, including capital gain dividends, will generally not be exempt from Pennsylvania personal income tax.

         The Department has also ruled that corporations which are subject to the Pennsylvania corporate net income tax will not be subject to such tax on distributions received from the Fund to the extent such distributions are exempt-interest dividends attributable to interest on tax-exempt obligations of the Commonwealth and its political subdivisions and authorities. Distributions attributable to capital gain from the sale of tax-exempt obligations of the Commonwealth and its political subdivisions and authorities issued before February 1, 1994 will also be exempt from Pennsylvania corporate net income tax. Other distributions from the Fund, including capital gain dividends, will generally not be exempt from the Pennsylvania corporate net income tax.

         The Fund  believes  that  shares  of the Fund  will not be  subject  to personal property taxation by Pennsylvania local taxing authorities in proportion to the extent that the personal property owned by the Fund would not be subject to such taxation if owned by a resident of Pennsylvania. The Fund has obtained from several such authorities written confirmation of this view and expects that the numerous other local taxing authorities administer the personal property tax in a similar manner. Accordingly, because the Fund will invest predominantly in obligations of the Commonwealth and its political subdivisions and authorities, most or all of which obligations are not subject to personal property taxation in Pennsylvania, only a small fraction, if any, of the value of the shares of the Fund would be subject to such tax.

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

                             PORTFOLIO TRANSACTIONS

Brokerage Commissions

         To the maximum extent feasible, the Adviser places orders for portfolio transactions for each Fund through the Distributor, which in turn places orders on behalf of a Fund with issuers, underwriters, or other brokers and dealers. The Distributor receives no commissions, fees or other remuneration from the Funds for this service. Allocation of brokerage is supervised by the Adviser.

         Each Fund's purchases and sales of portfolio securities are generally placed by the Adviser with the issuer or a primary market maker for these securities on a net basis, without any brokerage commission being paid by the Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Transaction costs may also include fees paid to third parties for information as to potential purchasers or sellers of securities but only for the purpose of seeking for the Fund the most favorable net results, including such fee, on a particular transaction. Purchases of underwritten issues may be made which will include an underwriting fee paid to the underwriter.

         The primary objective of the Adviser in placing orders for the purchase and sale of securities for a Fund's portfolio is to obtain the most favorable net results taking into account such factors as price, commission where applicable (negotiable in the case of U.S. national securities exchange transactions), size of order, difficulty of execution and skill required of the executing broker/dealer. The Adviser seeks to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) through the familiarity of the Distributor with commissions charged on comparable transactions, as well as by comparing commissions paid by a Fund to reported commissions paid by others. The Adviser reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

         When it can be done consistently with the policy of obtaining the most favorable net results, it is the Adviser's practice to place such orders with brokers and dealers who supply market quotations to Scudder Fund Accounting Corporation for appraisal purposes, or who supply research, market and statistical information to the Trust or the Adviser. The term "research, market and statistical information" includes advice as to the value of securities, the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Adviser is not authorized when placing portfolio transactions for a Fund to pay a brokerage commission in excess of that which another broker might have charged for effecting the same transaction solely on account of the receipt of research, market or statistical information. The Adviser will not place orders with brokers or dealers on the basis that a broker or dealer has or has not sold shares of a Fund. In effecting transactions in over-the-counter securities, orders will be placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available otherwise.

         Although certain research, market and statistical information from brokers and dealers can be useful to the Trust and to the Adviser, it is the opinion of the Adviser that such information will only supplement the Adviser's own research effort, since the information must still be analyzed, weighed, and reviewed by the Adviser's staff. Such information may be useful to the Adviser in providing services to clients other than the Trust and not all such information is used by the Adviser in connection with the Funds. Conversely, such information provided to the Adviser by brokers and dealers through whom other clients of the Adviser effect securities transactions may be useful to the Adviser in providing services to the Trust.

         The Trustees intend to review from time to time whether the recapture for the benefit of a Fund of some portion of the brokerage commissions or similar fees paid by the Fund on portfolio transactions is legally permissible and advisable.

Portfolio Turnover

         Each Fund's portfolio will experience turnover. The portfolio turnover rates of Scudder New York Tax Free Fund (defined by the SEC as the ratio of the lesser of sales or purchases of securities to the monthly average value of the

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

portfolio,  excluding all securities with remaining  maturities of less than one year) for the fiscal years ended March 31, 1994, 1995 and 1996 were 158.0%, 83.8% and 80.5%, respectively.

         The portfolio turnover rates for Scudder Ohio Tax Free Fund for the fiscal periods ended March 31, 1994, 1995 and 1996 were 12.2%, 19.9% and 19.6%, respectively. The portfolio turnover rates for Scudder Pennsylvania Tax Free Fund for the fiscal periods ended March 31, 1994, 1995 and 1996 were 17.4%, 26.2% and 11.1%, respectively.

                                 NET ASSET VALUE

Scudder New York Tax Free Fund, Scudder Ohio Tax Free Fund and Scudder Pennsylvania Tax Free Fund. The net asset value of shares of the Fund is computed as of the close of regular trading on the New York Stock Exchange (the "Exchange") on each day the Exchange is open for trading (the "Value Time"). The Exchange is scheduled to be closed on the following holidays: New Year's Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Net asset value per share is determined by dividing the value of the total assets of a Fund, less all liabilities, by the total number of shares outstanding.

         An exchange-traded equity security (not subject to resale restrictions) is valued at its most recent sale price as of the Value Time. Lacking any sales, the security is valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (the "Calculated Mean"). If there are no bid and asked quotations, the security is valued at the most recent bid quotation. An unlisted equity security which is traded on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system is valued at the most recent sale price. If there are no such sales, the security is valued at the high or "inside" bid quotation. The value of an equity security not quoted on the NASDAQ System, but traded in another over-the-counter market, is the most recent sale price. If there are no such sales, the security is valued at the Calculated Mean. If there is no Calculated Mean, the security is valued at the most recent bid quotation.

         Debt securities, other than short-term securities, are valued at prices supplied by the Fund's pricing agent which reflect broker/dealer supplied valuations and electronic data processing techniques. Short-term securities with remaining maturities of sixty days or less are valued by the amortized cost method, which the Board believes approximates market value. If it is not possible to value a particular debt security pursuant to these valuation methods, the value of such security is the most recent bid quotation supplied by a bona fide marketmaker. If no such bid quotation is available, the Adviser may calculate the price of that debt security, subject to limitations established by the Board.

         Option contracts on securities, currencies, futures and other financial instruments traded on an exchange are valued at their most recent sale price on the exchange. If no sales are reported, the value is the Calculated Mean, or if the Calculated Mean is not available, the most recent bid quotation in the case of purchased options, or the most recent asked quotation in the case of written options. Option contracts traded over-the-counter are valued at the most recent bid quotation in the case of purchased options and at the most recent asked quotation in the case of written options. Futures contracts are valued at the most recent settlement price. Foreign currency forward contracts are valued at the value of the underlying currency at the prevailing currency exchange rate.

         If a security is traded on more than one exchange, or on one or more exchanges and in the over-the-counter market, quotations are taken from the market in which the security is traded most extensively.

         If, in the opinion of the Fund's Valuation Committee, the value of an asset as determined in accordance with these procedures does not represent the fair market value of the asset, the value of the asset is taken to be an amount which, in the opinion of the Valuation Committee, represents fair market value on the basis of all available information. The value of other portfolio holdings owned by the Fund is determined in a manner which, in the discretion of the Valuation Committee most fairly reflects fair market value of the property on the valuation date.

         Following the valuations of securities or other portfolio assets in terms of the currency in which the market quotation used is expressed ("Local Currency"), the value of these assets in terms of U.S. dollars is calculated by converting the Local Currency into U.S. dollars at the prevailing currency exchange rates on the valuation date.

Scudder New York Tax Free Money Fund. The net asset value per share of Scudder New York Tax Free Money Fund is determined by the Custodian (twice daily as of twelve o'clock noon and the close of trading on the Exchange), on each day when the Exchange is open for trading (as noted above). Net asset value per share is determined by dividing the total assets of the Fund, less all of its liabilities, by the total number of shares of the Fund outstanding. The valuation of the Fund's portfolio securities is based upon their amortized cost which does not take into account unrealized securities gains or losses. This method involves initially valuing an instrument at its cost and thereafter amortizing to maturity any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. During periods of declining interest rates, the quoted yield on shares of the Fund may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by the Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield if shares of the Fund were purchased on that day, than would result from investment in a fund utilizing solely market values, and existing investors in the Fund would receive less investment income. The converse would apply in a period of rising interest rates. Other assets for which market quotations are not readily available are valued in good faith at fair value using methods determined by the Trustees and applied on a consistent basis. For example, securities with remaining maturities of more than 60 days for which market quotations are not readily available are valued on the basis of market quotations for securities of comparable maturity, quality and type. The Trustees review the valuation of the Fund's securities through receipt of regular reports from the Adviser at each regular Trustees' meeting. Determinations of net asset value made other than as of the close of the Exchange may employ adjustments for changes in interest rates and other market factors.

                             ADDITIONAL INFORMATION

Experts

         The Financial Highlights of the Funds in this combined Statement of Additional Information have been audited by Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts 02109, independent accountants, and is included in this Statement of Additional Information in reliance upon the accompanying report of said firm, which report is given upon their authority as experts in accounting and auditing.

Shareholder Indemnification

         The Trust is an organization of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. The Declaration of Trust contains an express disclaimer of shareholder liability in connection with the Trust property or the acts, obligations or affairs of the Trust. The Declaration of Trust also provides for indemnification out of the respective Fund's property of any shareholder held personally liable for the claims and liabilities to which a shareholder may become subject by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations.

Ratings of Municipal Obligations

         The six highest ratings of Moody's for municipal bonds are Aaa, Aa, A, Baa, Ba and B. Bonds rated Aaa are judged by Moody's to be of the best quality. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high quality bonds. Moody's states that Aa bonds are rated lower than the best bonds because margins of protection or other elements make long-term risks appear somewhat larger than for Aaa municipal bonds. Municipal bonds which are rated A by Moody's possess many favorable investment attributes and are considered "upper medium grade obligations." Factors giving security to principal and interest of A rated municipal bonds are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. Securities rated Baa are considered medium grade, with factors giving security to principal and interest adequate at present but may be unreliable over any period of time. Such bonds have speculative elements as well as investment-grade characteristics. Securities rated Ba or below by Moody's are considered below investment grade, with factors giving security to principal and interest inadequate and potentially unreliable over any period of time. Such securities are commonly referred to as "junk" bonds and as such they carry a high margin of risk.

         Moody's ratings for municipal notes and other short-term loans are designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term and long-term credit risk. Loans bearing the designation MIG-1 are of the best quality, enjoying strong protection by establishing cash flows of funds for their servicing or by established and broad-access to the market for refinancing, or both. Loans bearing the designation MIG-2 are of high quality, with margins of protection ample although not so large as in the preceding group.

         The six highest ratings of S&P for municipal bonds are AAA (Prime), AA (High-grade), A (Good-grade), BBB (Investment-grade) and BB or B (Below investment-grade). Bonds rated AAA have the highest rating assigned by S&P to a municipal obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions. Bonds rated BBB have an adequate capacity to pay interest and to repay principal. Adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds of this category than for bonds of higher rated categories. Securities rated BB or below by S&P are considered below investment grade, with factors giving security to principal and interest inadequate and potentially unreliable over any period of time. Such securities are commonly referred to as "junk" bonds and as such they carry a high margin of risk.

         S&P's top ratings for municipal notes issued are SP-1 and SP-2. The designation SP-1 indicates a very strong capacity to pay principal and interest. A "+" is added for those issues determined to possess overwhelming safety characteristics. An SP-2 designation indicates a satisfactory capacity to pay principal and interest.

         The six highest ratings of Fitch for municipal bonds are AAA, AA, A, BBB, BB and B. Bonds rated AAA are considered to be investment-grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+. Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher rates. Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse effects on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. Securities rated BB or below by Fitch are considered below investment grade, with factors giving security to principal and interest inadequate and potentially unreliable over any period of time. Such securities are commonly referred to as "junk" bonds and as such they carry a high margin of risk.

Commercial Paper Ratings

         Commercial paper rated A-1 or better by S&P has the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated A or better, although in some cases BBB credits may be allowed; the issuer has access to at least two additional channels of borrowing; and basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned.

         The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend or earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

         The rating F-1+ is the highest rating assigned by Fitch. Among the factors considered by Fitch in assigning this rating are: (1) the issuer's liquidity; (2) its standing in the industry; (3) the size of its debt; (4) its ability to service its debt; (5) its profitability; (6) its return on equity;
(7) its alternative sources of financing; and (8) its ability to access the capital markets. Analysis of the relative strength or weakness of these factors and others determines whether an issuer's commercial paper is rated F-1+.

         Relative strength or weakness of the above factors determine how the issuer's commercial paper is rated within the above categories.

Glossary

1.       Bond
         A contract by an issuer (borrower) to repay the owner of the contract (lender) the face amount of the bond on a specified date (maturity date) and to pay a stated rate of interest until maturity. Interest is generally paid semiannually in amounts equal to one half the annual interest rate.

2.       Debt Obligation
         A  general  term  which   includes   fixed  income  and  variable  rate
         securities, obligations issued at a discount and other types of securities which evidence a debt.

3.       Discount and Premium
         A discount (premium) bond is a bond selling in the market at a price lower (higher) than its face value. The amount of the market discount (premium) is the difference between market price and face value.

4.       Maturity
         The date on which the principal amount of a debt obligation comes due by the terms of the instrument.

5.       Municipal Obligation
         Obligations issued by or on behalf of states, territories and possessions of the United States, their political subdivisions, agencies and instrumentalities and the District of Columbia and other issuers, the interest from which is, at the time of issuance in the opinion of bond counsel for the issuers, exempt from regular federal income tax.

6.       Net Asset Value Per Share
         The value of each share of a Fund for purposes of sales and redemptions.

7.       Net Investment Income
         The net investment income of each Fund is comprised of its interest income, including amortizations of original issue discounts, less amortizations of premiums and expenses paid or accrued computed under GAAP.

8.       Unit Investment Trust
         An investment company organized under a trust or similar agreement which does not have a board of trustees and which issues only redeemable securities each of which represents an undivided interest in a portfolio of specified securities.

Other Information

         Each Fund has a fiscal year ending on March 31.

         Portfolio securities of each Fund are held separately, pursuant to a custodian agreement, by the Fund's custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02101.

         The firm of Willkie Farr & Gallagher of New York is counsel for the Trust.

         The CUSIP number of the New York Tax Free Money Fund is 811184-20-9. The CUSIP number of the New York Tax Free Fund is 811184-10-0. The CUSIP number of Scudder Ohio Tax Free Fund is 811184-40-7. The CUSIP number of Scudder Pennsylvania Tax Free Fund is 811184-50-6.

         The name "Scudder State Tax Free Trust" is the designation of the Trustees for the time being under an Amended and Restated Declaration of Trust dated December 8, 1987, as amended from time to time, and all persons dealing with a Fund must look solely to the property of that Fund for the enforcement of any claims against that Fund as neither the Trustees, officers, agents or shareholders assume any personal liability for obligations entered into on behalf of a Fund. No fund of the Trust is liable for the obligations of any other Fund. Upon the initial purchase of shares, the shareholder agrees to be bound by the Trust's Declaration of Trust, as amended from time to time. The Declaration of Trust of the Trust is on file at the Massachusetts Secretary of State's Office in Boston, Massachusetts. All persons dealing with a Fund must look only to the assets of that Fund for the enforcement of any claims against such Fund as no other series of the Trust assumes any liabilities for obligations entered into on behalf of a Fund.

         Scudder Fund Accounting Corporation ("SFAC"), Two International Place, Boston, Massachusetts, 02110-4103, a subsidiary of the Adviser, computes net asset value per share for each Fund. Scudder New York Tax Free Money Fund pays SFAC an annual fee equal to 0.020% of the first $150 million of average daily net assets, 0.0060% of the next $850 million of such assets and 0.0035% of such assets in excess of $1 billion, plus holding and transaction charges for this service. The fee incurred by Scudder New York Tax Free Money Fund for the fiscal year ended March 31, 1996 amounted to $30,000. Scudder New York Tax Free Money Fund, Scudder Ohio Tax Free Fund and Scudder Pennsylvania Tax Free Fund each pay SFAC an annual fee equal to 0.024% of the first $150 million of average daily net assets, 0.0070% of such assets in excess of $150 million, 0.004% of such assets in excess of $1 billion, plus holding and transaction charges for this service. The fee incurred by Scudder New York Tax Free Fund for the fiscal year ended March 31, 1996 amounted to $53,141. For the fiscal year ended March 31, 1996, the amount charged to Scudder Ohio Tax Free Fund by SFAC amounted to $36,000, of which $3,000 was unpaid at March 31, 1996. For the fiscal year ended March 31, 1996, the amount charged to Scudder Pennsylvania Tax Free Fund by SFAC amounted to $36,000, of which $3,000 was unpaid at March 31, 1996.

         Scudder Service Corporation ("Service Corporation"), P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of Scudder, Stevens & Clark, Inc., is the transfer and dividend-disbursing agent for the Funds. Service Corporation also serves as shareholder service agent. Scudder New York Tax Free Fund pays Service Corporation an annual fee of $25.00 for each account maintained for a shareholder, which is $13.25 for its services as transfer and dividend-paying agent and $11.75 for its services as shareholder service agent. Scudder New York Tax Free Money Fund pays Service Corporation an annual fee of $28.90, which is $12.40 for its services as transfer and dividend-paying agent and $16.50 for its services as shareholder service agent, for each account maintained for a shareholder. The Service Corporation fees incurred by Scudder New York Tax Free Fund, Scudder New York Tax Free Money Fund, Scudder Ohio Tax Free Fund and Scudder Pennsylvania Tax Free Fund for the year ended March 31, 1996 amounted to $124,088, $60,783, $58,847 and $62,311, respectively, of which
$10,151, $5,060, $4,831 and $5,167, respectively, were unpaid at March 31, 1996.

         The Funds' prospectuses and this Statement of Additional Information omit certain information contained in the Registration Statement which the Trust has filed with the SEC under the Securities Act of 1933 and reference is hereby made to the Registration Statement for further information with respect to the Funds and the securities offered hereby. This Registration Statement is available for inspection by the public at the SEC in Washington, D.C.

                              FINANCIAL STATEMENTS

Scudder New York Tax Free Fund


         The financial statements, including the Investment Portfolio, of Scudder New York Tax Free Fund, together with the Report of Independent Accountants, Financial Highlights and notes to financial statements, are incorporated by reference and attached hereto in the Annual Report to the shareholders of the Fund dated March 31, 1997, and are deemed to be a part of this Statement of Additional Information.

Scudder New York Tax Free Money Fund


         The financial statements, including the Investment Portfolio, of Scudder New York Tax Free Money Fund, together with the Report of Independent Accountants, Financial Highlights and notes to financial statements, are incorporated by reference and attached in the Annual Report to the shareholders of the Fund dated March 31, 1997, and are deemed to be a part of this Statement of Additional Information.


Scudder Ohio Tax Free Fund


         The financial statements, including the Investment Portfolio, of Scudder Ohio Tax Free Fund, together with the Report of Independent Accountants, Financial Highlights and notes to financial statements, are incorporated by reference and attached hereto in the Annual Report to the shareholders of the Fund dated March 31, 1997, and are deemed to be a part of this Statement of Additional Information.


Scudder Pennsylvania Tax Free Fund


         The financial statements, including the Investment Portfolio, of Scudder Pennsylvania Tax Free Fund, together with the Report of Independent Accountants, Financial Highlights and notes to financial statements, are incorporated by reference and attached hereto in the Annual Report to the shareholders of the Fund dated March 31, 1997, and are deemed to be a part of this Statement of Additional Information.

Scudder
New York Tax Free Money Fund

Scudder
New York Tax Free Fund

Annual Report
March 31, 1997

Pure No-Load(TM) Funds

For investors seeking triple-tax-free income exempt from New York City, state, and regular federal income taxes.

A pure no-load(TM) fund with no commissions to buy, sell, or exchange shares.

SCUDDER

                                Table of Contents

   2  In Brief

   3  Letter from the Fund's President

Scudder New York
Tax Free Fund

   4  Performance Update

   5  Portfolio Summary

   8  Portfolio Management Discussion

  18  Investment Portfolio

  23  Financial Statements

  26  Financial Highlights

Scudder New York
Tax Free Money Fund

   6  Portfolio Management Discussion

  11  Investment Portfolio

  14  Financial Statements

  17  Financial Highlights

  27  Notes to Financial Statements

  31  Report of Independent Accountants

  32  Tax Information

  36  Officers and Trustees

  37  Investment Products and Services

  38  Scudder Solutions

                                    In Brief

                                Scudder New York
                               Tax Free Money Fund

o Scudder New York Tax Free Money Fund offered a seven-day effective yield of 2.93% on March 31, 1997, equivalent to a 5.21% taxable yield for investors in the top federal and state income tax brackets.

                                Scudder New York
                                  Tax Free Fund

o Scudder New York Tax Free Fund provided a 4.60% 30-day net annualized SEC yield on March 31, 1997.

o For shareholders subject to the 43.74% maximum combined federal and state income tax rate, the Fund's yield was equal to a taxable yield of 8.18%.

THE PRINTED VERSION CONTAINS A BAR CHART HERE

BAR CHART TITLE:

                         30-Day Yield on March 31, 1997

BAR CHART DATA:

Scudder New York Tax Free Fund                         4.60%
Taxable Equivalent Yield                               8.18%


                    2 -- Scudder New York Tax Free Money Fund
                         Scudder New York Tax Free

                        Letter From the Fund's President

Dear Shareholders,

     We are pleased to report to you on Scudder New York Tax Free Fund's performance over its most recent fiscal year ended March 31, 1997. The Fund posted a 4.60% 30-day net annualized SEC yield as of March 31, which is equivalent to a taxable yield of 8.18% for investors in the top New York tax bracket. The Fund also earned a total return of 4.76% for the 12 months ended March 31.

     In addition, Scudder New York Tax Free Money Fund posted a 5.21% tax equivalent yield based on the maximum federal and state tax rates at the close of the period. Please read the portfolio management discussions beginning on page 6 for more information.

     As part of Scudder's ongoing efforts to meet the needs of investors, last fall we launched an innovative new product called Scudder Pathway Series. A "fund of funds," Pathway Series is a collection of four distinct portfolios -- Conservative, Balanced, Growth, and International -- that offers flexibility, diversification, and simplicity. Each portfolio invests in a diverse mix of Scudder funds, and each is geared toward people with different investment goals and risk tolerances. Moreover, a team of Scudder's investment professionals rebalances the mix within the portfolios as market conditions warrant.

     Before closing, we'd like to take this opportunity to tell you that the Scudder Family of Funds was recently recognized by Morningstar* for stability in management and conformity to investment style. The mutual fund rating service ranked Scudder 4th among 20 leading mutual fund companies for overall management consistency. We are pleased with this superior track record and will strive to maintain our reputation for consistency going forward. Please see pages 37 through 39 for more information on Scudder products and services. As always, please call a Scudder Investor Information representative at 1-800-225-2470 if you have questions about your account or any Scudder fund. Thank you for choosing Scudder's New York Tax Free Funds to help meet your investment needs.

     Sincerely,



     /s/David S. Lee
     David S. Lee
     President,
     Scudder New York Tax Free Money Fund
     Scudder New York Tax Free Fund



     * Morningstar Investor, February 1997



                    3 -- Scudder New York Tax Free Money Fund
                         Scudder New York Tax Free

PERFORMANCE UPDATE as of March 31, 1997
----------------------------------------------------------------
Fund Index Comparisons
----------------------------------------------------------------

                            Total Return
Period           Growth    --------------
Ended              of                Average
3/31/97         $10,000   Cumulative  Annual
--------------------------------------------
Scudder New York Tax Free Fund
--------------------------------------------
1 Year          $ 10,476     4.76%     4.76%
5 Year          $ 14,091    40.91%     7.10%
10 Year         $ 19,699    96.99%     7.01%
--------------------------------------------
Lehman Brothers Municipal Bond Index
--------------------------------------------
1 Year          $ 10,545     5.45%     5.45%
5 Year          $ 14,137    41.37%     7.16%
10 Year         $ 20,634   106.34%     7.51%
--------------------------------------------

-----------------------------------------------------------------
Growth of a $10,000 Investment
-----------------------------------------------------------------

A chart in the form of a line graph appears here, illustrating the Growth of a $10,000 Investment.
The data points from the graph are as follows:

SCUDDER NEW YORK TAX FREE FUND
Year            Amount
----------------------
87             $10,000
88             $ 9,939
89             $10,789
90             $11,672
91             $12,582
92             $13,980
93             $16,161
94             $16,373
95             $17,419
96             $18,804
97             $19,938

LEHMAN BROTHERS MUNICIPAL BOND INDEX
Year            Amount
----------------------
87             $10,000
88             $10,251
89             $10,989
90             $12,149
91             $13,269
92             $14,596
93             $16,425
94             $16,805
95             $18,054
96             $19,567
97             $20,634

YEARLY PERIODS ENDED MARCH 31

The unmanaged Lehman Brothers Municipal Bond Index is a market value weighted measure of municipal bonds issued across the United States. Index issues have a credit rating of at least Baa and a maturity of at least two years. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses.

-----------------------------------------------------------------
Returns and Per Share Information
-----------------------------------------------------------------

A chart in the form of a bar graph appears here, illustrating the Fund Total Return (%) and Index Total
Return (%) with the exact data points listed in the table below.

YEARLY PERIODS ENDED MARCH 31

                       1988     1989      1990      1991      1992      1993      1994      1995      1996      1997
                     ------------------------------------------------------------------------------------------------
NET ASSET VALUE...   $ 10.39  $ 10.53   $ 10.60   $ 10.73   $ 10.98   $ 11.40   $ 10.32   $ 10.38   $ 10.67   $ 10.63
INCOME DIVIDENDS..   $   .73  $   .72   $   .69   $   .67   $   .65   $   .61   $   .54   $   .52   $   .53   $   .53
CAPITAL GAINS
AND OTHER
DISTRIBUTIONS.....   $   .20  $     -   $   .09   $     -   $   .25   $   .61   $   .73   $   .05   $     -   $   .01
FUND TOTAL
RETURN (%)........      -.61     8.55      8.18      7.79     11.11     15.60      1.31      6.39      7.95      4.76
INDEX TOTAL
RETURN (%)........      2.52     7.21     10.56      9.22     10.02     12.52      2.32      7.43      8.38      5.45

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased.


                       4 -- Scudder New York Tax Free Fund

PORTFOLIO SUMMARY as of March 31, 1997

---------------------------------------------------------------------------
Diversification
---------------------------------------------------------------------------
Core Cities/Lease                  16%
Water/Sewer Revenue                13%
State General Obligation           12%
Higher Education                    9%
Hospital/Health                     8%
County General Obligation/Lease     8%
Other General Obligation/Lease      8%
Pollution Control/
Industrial Development              5%
Sales/Special Tax                   5%
Miscellaneous Municipal            16%
--------------------------------------
                                  100%
--------------------------------------

A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.

Diversification remains an
important strategy for the Fund,
allowing us to spread risk over a
large number of sectors and
maturities.

--------------------------------------------------------------------------
Quality
--------------------------------------------------------------------------
AAA                                48%
AA                                  6%
A                                  11%
BBB                                22%
Not Rated                          13%
--------------------------------------
                                  100%
--------------------------------------

Weighted average quality: AA

A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.

The Fund's overall quality remains
high, with 65% of portfolio
securities rated A or better.

--------------------------------------------------------------------------
Effective Maturity
--------------------------------------------------------------------------
Less than 1 year                    6%
1-5 years                           7%
5-10 years                         32%
10-15 years                        35%
Greater than 15 years              20%
--------------------------------------
                                  100%
--------------------------------------

Weighted average effective maturity: 11.10 years

A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.

To take advantage of
opportunities to lock in a
substantial income stream, we
purchased premium noncallable
intermediate maturity bonds.

-----------------------------------------------------------------------------
For more complete details about the Fund's investment portfolio, see page 18.


                       5 -- Scudder New York Tax Free Fund

                         Portfolio Management Discussion
                      Scudder New York Tax Free Money Fund

Dear Shareholders,

Scudder New York Tax Free Money Fund's most recent fiscal year marked a change in the short-term debt market's stance from anticipating a "Fed ease" (lower yields) to anticipating a "Fed tightening" (higher yields) due to stronger than expected labor market statistics. The Federal Reserve raised the federal funds rate by one quarter of a percentage point on March 25 in an attempt to slow down the economy and ward off wage inflation. The effect on short-term New York tax-exempt yields has been somewhat muted, however, because of limited supply in this market. Our strategy over the past fiscal year was to use commercial paper as an effective tool for managing the average maturity of the fund in a potentially volatile market by "locking in" yields for one to three months. We also maintained a substantial variable rate demand bond position to provide stability for the fund given the uncertainty of the market. These securities maintain their principal value and accrue a current market interest rate that resets daily, weekly or monthly.

During the period we sought a relatively high yield by maintaining an average maturity slightly longer than Scudder New York Tax Free Money Fund's peers. As of March 31, 1997, the Fund's average maturity was 52 days, compared with 69 days as of March 31, 1996. The Fund's seven-day effective yield as of March 31 was 2.93%. For investors in the highest combined state and federal income tax bracket, the Fund's yield equaled a 5.21% compounded taxable yield, higher than the 4.84% average for taxable money funds, according to IBC Financial Data, Inc., an independent firm that tracks money fund performance. The Fund provided a total return of 2.85% for the 12-month period ended March 31, assuming reinvestment of all income distributions, which totaled $0.028 per share during the most recent fiscal year.

Our continuing goal is to provide Fund shareholders with a competitive double-tax-free yield by searching for high-quality, short-term municipal securities while actively managing the Fund's average maturity.

Sincerely,

Your Portfolio Management Team

/s/Rebecca Wilson         /s/K. Sue Cote
Rebecca Wilson            K. Sue Cote


                    6 -- Scudder New York Tax Free Money Fund

                      Scudder New York Tax Free Money Fund:
                          A Team Approach to Investing

Scudder New York Tax Free Money Fund is managed by a team of Scudder investment professionals who each play an important role in the Fund's management process. Team members work together to develop investment strategies and select securities for the Fund's portfolio. They are supported by Scudder's large staff of economists, research analysts, traders, and other investment specialists who work in Scudder's offices across the United States and abroad. We believe our team approach benefits Fund investors by bringing together many disciplines and leveraging Scudder's extensive resources.

Lead Portfolio Manager Rebecca Wilson has had responsibility for Scudder New York Tax Free Money Fund's day-to-day management since 1987. Ms. Wilson, who joined Scudder in 1986, has 11 years of experience in municipal investing and research. K. Sue Cote, Portfolio Manager, has been a member of Scudder New York Tax Free Money Fund's team since 1987 and has 13 years of short-term fixed-income investment experience.

Your Portfolio Management Team: Rebecca Wilson and K. Sue Cote



                    7 -- Scudder New York Tax Free Money Fund

Portfolio Management Discussion

Scudder New York Tax Free Fund

Dear Shareholders,

Scudder New York Tax Free Fund performed well over a fiscal year that witnessed mixed performance for New York municipal bonds, and ended with an interest rate hike by the Federal Reserve. On March 31, 1997, the Fund's 30-day net annualized SEC yield was 4.60%, equivalent to a taxable yield of 8.18% for shareholders subject to the 43.74% maximum combined state and federal income tax rate. The Fund's "tax-equivalent" yield is significantly higher than current yields available from taxable investments of similar maturity and credit quality.

During a 12-month period that saw little price movement in the intermediate-maturity municipal bonds the Fund primarily invests in, the Fund's share price declined $0.04 to $10.63 per share. The modest decline in the Fund's share price along with distributions during the fiscal year of $0.53 in interest income and $0.01 in short-term capital gains combined to produce a total return of 4.76% for the Fund over the fiscal year ended March 31, 1997. This performance was roughly in keeping with the 4.82% average total return of 94 similar funds tracked by Lipper Analytical Services over the same period. Longer term, the Fund placed in the top one third of similar New York tax free funds tracked by Lipper for total return performance over three-, five-, and 10-year periods.

                                 New York Update

The April 1 deadline passed for the thirteenth consecutive year without a signed budget for the State of New York. This year the major delay in the budget was rooted in a political disagreement over the size and disposition of the fiscal 1997 budget surplus. Meanwhile, the New York State economy continued to grow at a modest rate, though slower than the pace of the nation as a whole. The State's unemployment rate was 6.2% in 1996, 15% higher than the national average.

Although they represent only 9.1% of the state's job market and are experiencing minimal job growth, the financial, insurance, and real estate sectors continue to play a leading role in the State's strong financial position. Financial companies on Wall Street have been reaping tremendous profits resulting in higher salaries and even higher year-end bonuses for their employees. The recent performance of these sectors has caused business and personal income tax receipts to exceed fiscal year 1997 projections. In 1996 the State's per capita income was $26,782, or 18% higher than the national average. The State's debt burden is high, but manageable, given New York's high wealth levels.



                    8 -- Scudder New York Tax Free Money Fund

                              Municipals Outperform
                                   Treasuries

Scudder New York Tax Free Fund's most recent fiscal year witnessed a healthy U.S. economy spurred on by increased consumer spending with continued low inflation. The economy experienced real (inflation-adjusted) Gross Domestic Product (GDP) growth of 2.4% during 1996, and at the close of the first quarter was on track for GDP growth of 2.5% or higher in 1997. The stock market scaled unprecedented heights until mid-March, and the bond market struggled unsuccessfully to keep up. In the midst of this healthy environment for corporate profits and the stock market, bond market participants continued to closely monitor indicators for signs of economic overheating and accelerating inflation. Their worry was reflected in the performance of the Treasury market over the Fund's most recent fiscal year, where yields of 10-year Treasury bonds rose almost one half of a percentage point, and prices declined 3.64%. Concern over the Federal Reserve Open Market Committee's decision to raise the Fed Funds rate by one quarter of a percentage point on March 25 was balanced by the feeling in some quarters that this and any further increases had already been priced into the market.

Municipals outperformed Treasuries during the 12-month period, as yields of 10-year municipals rose only one tenth of a percentage point, and prices declined 0.66%. Municipal bond prices were supported by shrinking overall supply as large numbers of bonds were called away in June and July, a moderate level of new issuance, and steady demand from both individuals and institutions such as insurance companies.

                              Focus on Intermediate
                                Noncallable Bonds

Our portfolio strategy over the Fund's most recent fiscal year has been to take advantage of opportunities to lock in a substantial income stream for the Fund over time by purchasing premium noncallable intermediate maturity bonds (those with maturities of 15 years or less). As of March 31, 80% of the Fund's securities had maturities in this range. We also looked for opportunities to add higher-yielding BBB-rated and non-rated bonds to the portfolio, including New York City bonds. These issues, while carrying some additional credit risk, generally exhibit less interest rate sensitivity than municipal bonds rated A or above. The Fund held 35% of bonds in these two categories and 16% in New York City Bonds as of March 31. (For a summary of the Fund's quality, diversification, and maturity structure, see page 5.)

The Fund's overall quality remains high, with more than 65% of portfolio securities rated A or better as of March 31. We continue to invest in a broad selection of New York municipal bonds, including water and sewer revenue, hospital/health care, and general obligation bonds.

The Fund seeks to provide investors with a competitive level of federal and state tax-exempt income as well as the best possible total return performance. Our longer-term investment strategy continues to focus on four basic elements:
(1) purchasing bonds with effective maturities of less than 20 years; (2) purchasing noncallable bonds at



                       9 -- Scudder New York Tax Free Fund
yields close to those of callable bonds with comparable maturities; (3) purchasing high-yielding callable bonds; and (4) diversifying investments based on careful credit selection.

                                   Our Outlook

Though it is possible that the national economy's favorable momentum will carry over for the remainder of 1997, we believe that a slight slowdown could occur in the spring or summer. U.S. consumers, the major drivers of the country's economic growth, continue to be overextended: Credit card defaults recently matched levels last seen just after the 1989-90 recession. Deregulation of key industries worldwide, the globalization of economic activity, and technological advances continue to dampen any resurgence of inflation, and any signs that the economy is slowing even slightly could soothe the bond market and diminish upward pressure on rates coming from the Federal Reserve or market participants.

In the near term, we will continue to focus on bonds with favorable call structures as well as search for high yield bonds that meet our credit standards. We will continue to purchase premium noncallable intermediate maturity bonds and to pay close attention to credit quality as we pursue double-tax-free income and competitive total return for Scudder New York Tax Free Fund shareholders.

Sincerely,

Your Portfolio Management Team

/s/Jeremy L. Ragus        /s/Donald C. Carleton
Jeremy L. Ragus           Donald C. Carleton

                                Scudder New York
                                 Tax Free Fund:
                          A Team Approach to Investing

Scudder New York Tax Free Fund is managed by a team of Scudder investment professionals who each play an important role in the Fund's management process. Team members work together to develop investment strategies and select securities for the Fund's portfolio. They are supported by Scudder's large staff of economists, research analysts, traders, and other investment specialists who work in Scudder's offices across the United States and abroad. We believe our team approach benefits Fund investors by bringing together many disciplines and leveraging Scudder's extensive resources.

Lead Portfolio Manager Jeremy L. Ragus has had responsibility for Scudder New York Tax Free Fund's day-to-day management since 1990. Mr. Ragus, who joined Scudder in 1990, has 16 years of experience in municipal investing. Donald C. Carleton, Portfolio Manager, has been a member of Scudder New York Tax Free Fund's team since 1983 and has over 25 years of investment experience. Your Portfolio Management Team: Jeremy L. Ragus and Donald C. Carleton


                      10 -- Scudder New York Tax Free Fund

                    Investment Portfolio as of March 31, 1997

                                                                                                              Credit
                                                                                               Principal     Rating (b)    Value ($)
                                                                                               Amount ($)   (Unaudited)    (Note A)
------------------------------------------------------------------------------------------------------------------------------------
Municipal Investments 100.0%
------------------------------------------------------------------------------------------------------------------------------------
New York
Albany, New York, Industrial Development Authority, Davies Office Refurbishing,
  Series 1997, Weekly Demand Note, 3.4%, 2/1/17* .......................................       1,000,000       A1         1,000,000
Central Islip New York, Union Free School District Tax Anticipation Notes,
  4.5%, 6/30/97 ........................................................................       1,500,000       SS&C       1,501,598
Erie County, NY, Water Authority, Waterworks Revenue, Weekly Demand Bonds,
  3.3%, 12/1/16 (c)* ...................................................................       2,000,000       A1+        2,000,000
Farmingdale New York, Union Free School District Tax Anticipation Note,
  General Obligation, Series 1996 S, 4.5%, 6/26/97 .....................................       1,500,000       SS&C       1,501,707
Long Beach New York, Central School District Tax Anticipation Note,
  General Obligation, Series 1996 S, 4.5%, 6/26/97 .....................................       1,500,000       SS&C       1,501,440
Monroe County, NY, Industrial Development Agency, Office Building Associates,
  Series 1992, Weekly Demand Note, 3.3%, 10/1/00* ......................................       1,549,000       A1         1,549,000
Nassau County, NY, General Obligation Notes, Series 1996, 4.25%, 8/15/97 ...............       1,000,000       MIG1       1,002,529
New York City Municipal Water Finance Authority, Variable Rate Demand Note,
  3.85%, 6/15/24 (c)* ..................................................................         100,000       MIG1         100,000
New York City General Obligation:
  Daily Demand Note, 3.85%, 8/1/23* ....................................................         100,000       MIG1         100,000
  Revenue Anticipation Notes, Series 1996 A, 4.5%, 4/15/97 .............................       1,000,000       SP1+       1,000,309
  Revenue Anticipation Notes, Series 1996 B, 4.5%, 6/30/97 .............................       1,000,000       MIG1       1,002,312
  Series 1994 B3, Daily Demand Note, 4%, 8/15/04 (c)* ..................................         400,000       A1+          400,000
  Series 1994 H-3, Tax Exempt Commercial Paper, 3.45%, 6/26/97 (c) .....................       2,000,000       A1         2,000,000
  Series H4, Tax Exempt Commercial Paper, 3.5%, 9/11/97 (c) ............................       1,000,000       A1+        1,000,000
New York City, Industrial Development Agency, Korean Airlines, Series 1997 A,
  Weekly Demand Note, 3.45%, 11/1/24* ..................................................       2,000,000       MIG1       2,000,000
New York City, Municipal Assistance Corporation, Series F, Tax Exempt Commercial
  Paper, 3.55%, 4/4/97 (c) .............................................................       1,000,000       MIG1       1,000,000
New York State Dormitory Authority:
  Memorial Sloan Kettering Cancer Center, Series 1996, Tax Exempt Commercial
     Paper, 3.4%, 7/17/97 ..............................................................       1,300,000       A1+        1,300,000
  Memorial Sloan-Kettering Cancer Center Revenue, Series C,
     Commercial Paper, 3.45%, 6/26/97 ..................................................         750,000       A1           750,000
New York State Energy Research & Development Authority,
 Pollution Control Revenue:
   Orange & Rockland Utilities Project, Weekly Demand Note, 3.6%, 8/1/15 (c)* ..........       1,000,000       MIG1       1,000,000

     The accompanying notes are an integral part of the financial statements.


                   11 -- Scudder New York Tax Free Money Fund

                                                                                                              Credit
                                                                                               Principal     Rating (b)    Value ($)
                                                                                               Amount ($)   (Unaudited)    (Note A)
------------------------------------------------------------------------------------------------------------------------------------
   Niagara Mohawk Power Co., Daily Demand Bonds:
      3.85%, 12/1/23* ..................................................................         700,000       A1+          700,000
      3.85%, 7/1/27* ...................................................................       1,600,000       A1+        1,600,000
  Rochester Gas and Electric Company, Monthly Reset Bonds, 3.3%, 10/1/14* ..............       1,000,000       A1         1,000,000
New York State Housing Finance Agency:
  Housing Revenue Bonds, Liberty View Apartments Project, Weekly Demand Bond,
     3.2%, 11/1/05* ....................................................................       1,200,000       MIG1       1,200,000
  Hospital for Special Surgery, Variable Rate Demand Bonds, 3.15%, 11/1/10* ............       2,200,000       MIG1       2,200,000
  Normandie Court 1 Housing Revenue, Variable Rate Demand Bond, 3.4%,
     5/15/15* ..........................................................................       1,900,000       MIG1       1,900,000
New York State Job Development Authority:
  Variable Rate Demand Bond, Series F, 355%, 3/1/99* ...................................         590,000       MIG1         590,000
  Monthly Reset Bonds, Series 1985 C, 3.55%, 3/1/00* ...................................         890,000       MIG1         890,000
  Special Purpose, Series A1-13, Daily Demand Note, 4%, 3/1/02* ........................         485,000       MIG1         485,000
New York State Local Government Assistance Corporation, Series 1993 A,
  Weekly Demand Note, 3.35%, 4/1/22* ...................................................       1,000,000       MIG1       1,000,000
New York State Medical Care Facilities, Finance Agency, Children's Hospital
  of Buffalo, Variable Rate Weekly Demand Bond, 3.15%, 11/1/05* ........................       2,700,000       MIG1       2,700,000
New York State Pollution Control Revenue, Orange & Rockland Energy Research
  and Development Project, Weekly Demand Notes, 3.3%, 10/1/14* .........................       2,100,000       MIG1       2,100,000
New York State, Environmental Facilities Corp., Series 1987A, Solid Waste Revenue,
  General Electric Corp., CP, 3.4%, 5/20/97 ............................................       1,000,000       A1+        1,000,000
New York State, Environmental Quality, General Obligation, Series 1997A, Tax Exempt
  Commercial Paper, 3.4%, 5/20/97 ......................................................       1,500,000       A1+        1,500,000
New York and New Jersey Port Authority, Series 1996, Tax Exempt Commercial Paper,
  3.4%, 7/24/97 ........................................................................       1,000,000       A1+        1,000,000
New York and New Jersey, Port Authority, Series 1996, Tax Exempt Commercial Paper,
  3.45%, 5/20/97 .......................................................................       1,320,000       A1+        1,320,000
New York State Environmental Facilities Corp., Series 1987A, Solid Waste Revenue,
  General Electric Co., Commercial Paper, 3.45%, 7/15/97 ...............................       1,000,000       A1+        1,000,000
North Hempstead, NY, Solid Waste Management Revenue Refunding, Series 1993 A,
  Weekly Demand Note, 3.45%, 2/1/12* ...................................................       1,100,000       MIG1       1,100,000
Rochester, NY, Bond Anticipation Note, Series 111, 1996, 4.5%, 10/30/97 ................       1,000,000       SS&C       1,004,193
Royalton-Hartland, New York, Central School District Series 1997 A, 4.5%,
  8/15/97 ..............................................................................       2,500,000       SS&C       2,504,065
SAG Harbor, New York Union Free School District Tax Anticipation Note NC,
  Series 1996, 4.5%, 6/30/97 ...........................................................       1,500,000       SS&C       1,501,795

    The accompanying notes are an integral part of the financial statements.


                   12 -- Scudder New York Tax Free Money Fund

                                                                                                              Credit
                                                                                               Principal     Rating (b)    Value ($)
                                                                                               Amount ($)   (Unaudited)    (Note A)
------------------------------------------------------------------------------------------------------------------------------------
Schenectady County, NY, Industrial Development Revenue, Scotia Industrial Park
  Project, Weekly Demand Bonds, 3.3%, 6/1/09* ..........................................       2,170,000       A1         2,170,000
Seneca County, NY, Industrial Development Agency, 1991 Civic Facility,
  New York Chiropractic College, Weekly Demand Bond, 3.3%, 10/1/21* ....................         500,000       A1+          500,000
Triborough Bridge and Tunnel Authority, NY, Special Obligation, Variable Rate
  Demand Bonds, 3.45%, 1/1/24 (c)* .....................................................       3,000,000       MIG1       3,000,000
Trust for the Cultural Resources of the City of New York, Museum of Natural History,
  Weekly Demand Bond, 3.3%, 4/1/21 (c)* ................................................       1,600,000       MIG1       1,600,000
Tuxedo Park, NY, Bond Anticipation Note, Series 1996 B, 4.25%, 12/18/97 ................       1,611,000       SS&C       1,617,658
------------------------------------------------------------------------------------------------------------------------------------
Total Municipal Investments (Cost $58,891,606)                                                                           58,891,606
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0% (Cost $58,891,606) (a)                                                              58,891,606
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

(a) The cost for federal income tax purposes was $58,891,606

(b) All of the securities held have been determined to be of appropriate credit quality as required by the Fund's investment objectives. Credit ratings shown are assigned by either Standard & Poor's Ratings Group, Moody's Investors Service, Inc. or Fitch Investors Service, Inc. Securities rated by Scudder (SS&C) have been determined to be of comparable quality to rated eligible securities.

(c) Bond is insured by one of these companies: AMBAC, FGIC, FSA or MBIA.

* Floating rate and monthly, weekly, or daily demand notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the Treasury bill rate. Variable rate demand notes are securities whose yields are periodically reset at levels that are generally comparable to tax-exempt commercial paper. These securities are payable on demand within seven calendar days and normally incorporate an irrevocable letter of credit from a major bank. These notes are carried, for purposes of calculating average weighted maturity, at the longer of the period remaining until the next rate change or to the extent of the demand period.

     The accompanying notes are an integral part of the financial statements.



                   13 -- Scudder New York Tax Free Money Fund

                              Financial Statements

                       Statement of Assets and Liabilities
                              as of March 31, 1997

Assets
----------------------------------------------------------------------------------------------------------------------------
              Investments, at value (identified cost $58,891,606) ....................    $ 58,891,606
              Cash ...................................................................          11,540
              Receivable on investments sold .........................................          70,000
              Interest receivable ....................................................         461,918
              Receivable on Fund shares sold .........................................         361,984
              Other assets ...........................................................           1,765
                                                                                          ----------------
              Total assets ...........................................................      59,798,813
Liabilities
----------------------------------------------------------------------------------------------------------------------------
               Payable for Fund shares redeemed ......................................          173,301
               Dividends payable .....................................................           17,201
               Accrued management fee ................................................           23,436
               Other accrued expenses ................................................           46,223
                                                                                          ----------------
               Total liabilities .....................................................          260,161
               -------------------------------------------------------------------------------------------
               Net assets, at value                                                       $  59,538,652
               -------------------------------------------------------------------------------------------
Net Assets
----------------------------------------------------------------------------------------------------------------------------
              Net assets consist of:
              Accumulated net realized loss ..........................................         (52,501)
              Paid-in capital ........................................................      59,591,153
              --------------------------------------------------------------------------------------------
              Net assets, at value                                                        $ 59,538,652
              --------------------------------------------------------------------------------------------
Net Asset Value
----------------------------------------------------------------------------------------------------------------------------
              Net Asset Value, offering and redemption price per share ($59,538,652 /
                 59,542,322 outstanding shares of beneficial interest, $.01 par value,   -----------------
                 unlimited number of shares authorized) ..............................           $1.00
                                                                                         -----------------

     The accompanying notes are an integral part of the financial statements.



                   14 -- Scudder New York Tax Free Money Fund

                             Statement of Operations
                            year ended March 31, 1997

Investment Income
-----------------------------------------------------------------------------------------------------------------------------
              Income:
              Interest ...............................................................   $   1,957,622
                                                                                         -----------------
              Expenses:
              Management fee .........................................................         286,728
              Services to shareholders ...............................................          82,111
              Custodian and accounting fees ..........................................          45,986
              Trustees' fees and expenses ............................................          15,059
              Auditing ...............................................................          25,247
              Reports to shareholders ................................................          16,072
              Registration fees ......................................................           3,523
              Legal ..................................................................           6,118
              Other ..................................................................           7,043
                                                                                         -----------------
              Total expenses before reductions .......................................         487,887
              Expense reductions .....................................................        (143,791)
                                                                                         -----------------
              Expenses, net ..........................................................         344,096
              --------------------------------------------------------------------------------------------
              Net investment income                                                          1,613,526
              --------------------------------------------------------------------------------------------
              --------------------------------------------------------------------------------------------
              Net increase in net assets resulting from operations                       $   1,613,526
              --------------------------------------------------------------------------------------------

     The accompanying notes are an integral part of the financial statements.



                   15 -- Scudder New York Tax Free Money Fund

                       Statements of Changes in Net Assets

                                                                                     Years Ended March 31,
Increase (Decrease) in Net Assets                                                  1997                1996
---------------------------------------------------------------------------------------------------------------------------
              Operations:
              Net investment income ......................................      $ 1,613,526         $ 1,734,560
              Net realized loss from investment transactions .............               --              (3,311)
                                                                               ----------------    ---------------
              Net increase in net assets resulting from operations .......        1,613,526           1,731,249
                                                                               ----------------    ---------------
              Distributions to shareholders from net investment income ...       (1,613,526)         (1,734,560)
                                                                               ----------------    ---------------
              Fund share transactions at net asset value of $1.00 per share:
              Shares sold ................................................       52,781,839          57,520,540
              Net asset value of shares issued to shareholders in
                reinvestment of distributions ............................        1,405,013           1,503,912
              Shares redeemed ............................................      (53,062,079)        (55,556,958)
                                                                               ----------------    ---------------
              Net increase (decrease) in net assets from Fund share
                transactions .............................................        1,124,773           3,467,494
                                                                               ----------------    ---------------
              Increase (decrease) in net assets ..........................        1,124,773           3,464,183
              Net assets at beginning of period ..........................       58,413,879          54,949,696
                                                                               ----------------    ---------------
              Net assets at end of period ................................      $59,538,652         $58,413,879
                                                                               ----------------    ---------------

     The accompanying notes are an integral part of the financial statements.



                   16 -- Scudder New York Tax Free Money Fund

                              Financial Highlights

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                                         For the Period
                                                                                                           May 28, 1987
                                                                                                         (commencement of
                                                                                                           operations) to
                                                      Years Ended March 31,                                   March 31,
                                1997     1996     1995    1994    1993    1992     1991     1990     1989       1988
 -----------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning   ------------------------------------------------------------------------------------------
    of period ..............  $1.000   $1.000   $1.000  $1.000  $1.000  $1.000   $1.000   $1.000   $1.000     $1.000
                              ------------------------------------------------------------------------------------------
 Net investment income .....    .028     .031     .025    .017    .022    .035     .046     .052     .047       .033
 Distributions from net
    investment income ......   (.028)   (.031)   (.025)  (.017)  (.022)  (.035)   (.046)   (.052)   (.047)     (.033)
 Net asset value, end of      ------------------------------------------------------------------------------------------
    period .................  $1.000   $1.000   $1.000  $1.000  $1.000  $1.000   $1.000   $1.000   $1.000     $1.000
 -----------------------------------------------------------------------------------------------------------------------
 Total Return (%) (a) ......    2.85     3.18     2.57    1.75    2.22    3.55     4.69     5.33     4.78       3.33**
 Ratios and Supplemental
    Data
 Net assets, end of period
    ($ millions) ...........      60       58       55      47      40      36       40       36       41         30
 Ratio of operating
    expenses, net to
    average daily net
    assets (%) .............     .60      .60      .60     .60     .60     .60      .60      .60      .53        .50*
 Ratio of operating
    expenses before
    expense reductions,
    to average daily net
    assets (%) .............     .85      .86      .89     .97     .97    1.01     1.08     1.08      .98       1.19*
 Ratio of net investment
    income to average
    daily net assets (%) ...    2.81     3.13     2.56    1.73    2.19    3.46     4.57     5.21     4.76       4.08*

(a) Total returns are higher due to maintenance of the Fund's expenses.
*   Annualized
**  Not annualized



                   17 -- Scudder New York Tax Free Money Fund

                    Investment Portfolio as of March 31, 1997

                                                                                                             Credit
                                                                                              Principal     Rating (b)      Market
                                                                                              Amount ($)   (Unaudited)     Value ($)
------------------------------------------------------------------------------------------------------------------------------------
Short-Term Municipal Investments 5.1%
------------------------------------------------------------------------------------------------------------------------------------
New York
New State Energy Research & Development Daily Demand Note, 3.65%, 6/1/29* ..............         100,000       A1+          100,000
New York City Municipal Water Finance Authority, Variable Rate Demand Note,
  3.85%, 6/15/24 (c)* ..................................................................       5,900,000       MIG1       5,900,000
New York City, Series B, Daily Demand Note, 3.8%, 8/15/22 (c)* .........................       1,700,000       A1+        1,700,000
New York City, General Obligation Daily Demand Note, 4%, 8/1/16* .......................       1,475,000       A1+        1,475,000
------------------------------------------------------------------------------------------------------------------------------------
Total Short-Term Municipal Investments (Cost $9,175,000)                                                                  9,175,000
------------------------------------------------------------------------------------------------------------------------------------
Long-Term Municipal Investments 94.9%
------------------------------------------------------------------------------------------------------------------------------------
New York
34th Street Partnership Inc., NY, Capital Improvement, 5.5%, 1/1/14 ....................       1,900,000       A          1,796,450
Albany County Airport Revenue, Series 1997:
  5.375%, 12/15/17 (c) .................................................................       1,000,000       AAA          921,920
  5.5%, 12/15/19 .......................................................................       1,000,000       AAA          934,820
Albany, NY, General Obligation, 7%, 1/15/08 (c) ........................................         485,000       AAA          519,542
Buffalo, New York, General Obligation, 5%, 2/1/07 (c) ..................................       2,000,000       AAA        1,958,820
Chautauqua County, NY:
  7.3%, 4/1/08 (c) .....................................................................         575,000       AAA          674,239
  7.3%, 4/1/09 (c) .....................................................................         575,000       AAA          675,148
Chautauqua County, New York, Series 1990:
  7.3%, 4/1/07 (c) .....................................................................         465,000       AAA          540,595
  6.4%, 9/15/08 (c) ....................................................................         520,000       AAA          571,589
Development Authority of The North Country, NY, Solid Waste
  Management Authority:
   6%, 7/1/97 ..........................................................................         175,000       A            175,665
   6.15%, 7/1/98 .......................................................................         440,000       A            447,181
Dutchess County, NY, Resource Recovery, Solid Waste Management, Series 1990 A,
  7.5%, 1/1/09 (c) .....................................................................       1,000,000       AAA        1,077,350
Erie County, New York, Public Improvement General Obligation Unlimited,
  Series 1992, 6.125%, 1/15/12 (c) .....................................................         590,000       AAA          630,020
Glen Cove Housing Authority, Series 96, 8.25%, 10/1/26 .................................       1,500,000       NR         1,502,310
Inverse Variable Rate Certificate Trust, Metropolitan Transit Authority,
  Series 1993 B, 5.467%, 6/30/02** .....................................................       8,000,000       NR         8,140,000
Islip New York Community Development Agency, Series 1996, 7.5%, 3/1/26 .................       4,000,000       NR         4,133,600
Jamestown, New York, General Obligation, Series 1991 A:
  7%, 3/15/07 (c) ......................................................................         725,000       AAA          826,609

     The accompanying notes are an integral part of the financial statements.


                      18 -- Scudder New York Tax Free Fund

                                                                                                             Credit
                                                                                              Principal     Rating (b)      Market
                                                                                              Amount ($)   (Unaudited)     Value ($)
------------------------------------------------------------------------------------------------------------------------------------
  7%, 3/15/08 (c) ......................................................................         600,000       AAA          686,508
Monroe County, NY, General Obligation, Series 1996:
  6%, 6/1/06 ...........................................................................         500,000       AA           532,205
  6%, 3/1/13 ...........................................................................       1,050,000       AA         1,096,064
  6%, 3/1/14 ...........................................................................       1,040,000       AA         1,081,569
  6%, 3/1/17 ...........................................................................       1,410,000       AA         1,454,796
Nassau County, NY, General Obligation, Refunding Combined Sewer Districts,
  Series 1993G, 5.4%, 1/15/10 ..........................................................       1,655,000       AAA        1,655,166
New York City Municipal Assistance Corp. NC Series 1996E, 6%, 7/1/05 ...................       2,500,000       AA         2,651,475
New York City Municipal Water Finance Authority, Water & Sewer System,
  1993 Series A, 5.875%, 6/15/13 (c) ...................................................       2,750,000       AAA        2,847,433
New York City, Industrial Development Agency:
  Civil Facilities, USTA National Tennis Center:
   6.1%, 11/15/04 (c) ..................................................................       1,215,000       AAA        1,294,485
   6.25%, 11/15/06 (c) .................................................................       3,000,000       AAA        3,240,450
  Civil Facility Revenue, YMCA Greater New York Project, Series 1997:
   6%, 8/1/06 ..........................................................................         580,000       BBB          591,148
   5.85%, 8/1/08 .......................................................................         600,000       BBB          597,096
   5.8%, 8/1/16 ........................................................................       1,000,000       BBB          960,530
  Japan Air Lines, Series 1996, 6%, 11/1/15 (c) ........................................       1,000,000       AAA        1,002,420
New York City, NY General Obligation:
  7.25%, 8/15/07 .......................................................................       2,250,000       A          2,495,475
  Series 1991, 7.5%, 2/1/06 ............................................................       1,000,000       A          1,104,270
  Series 1996 A:
   7%, 8/1/05 ..........................................................................       5,000,000       BBB        5,436,300
   7%, 8/1/06 ..........................................................................       5,000,000       BBB        5,446,050
   6.25%, 8/1/09 .......................................................................       5,175,000       BBB        5,275,499
  Series B:
   7.5%, 2/1/05 ........................................................................       2,500,000       A          2,760,675
   8.25% 6/1/06 ........................................................................       2,750,000       A          3,227,125
  Series E, 8%, 8/1/05 (c) .............................................................         330,000       AAA          393,287
  Visy Paper Inc. Project, Series 1995, 7.95%, 1/1/28 ..................................       2,250,000       NR         2,406,420
New York Housing Corp, 5%, 11/1/13 (c) .................................................       6,000,000       AAA        5,534,820
New York State Dormitory Authority:
  City University Series 1995 A, 5.625%, 7/1/16 ........................................       2,750,000       BBB        2,635,930
  City University System Series 1995 A, 5.625%, 7/1/16 (c) .............................       1,100,000       AAA        1,090,320

     The accompanying notes are an integral part of the financial statements.



                      19 -- Scudder New York Tax Free Fund

                                                                                                             Credit
                                                                                              Principal     Rating (b)      Market
                                                                                              Amount ($)   (Unaudited)     Value ($)
------------------------------------------------------------------------------------------------------------------------------------
  College and University Pooled Capital Program, 7.8%, 12/1/05 (c) .....................       3,610,000       AAA        3,872,591
  Columbia University 6%, 7/1/10 .......................................................       1,000,000       A          1,002,320
  FSA Lease Revenue:
   5.5%, 5/15/16 .......................................................................       1,000,000       AAA          948,940
   5.5%, 5/15/24 .......................................................................       1,000,000       AAA          932,100
  Ithaca College, Series 1997, 5.25%, 7/1/26 (c) .......................................       2,000,000       AAA        1,824,860
  Nyack Hospital Series 1996, 6.25%, 7/1/13 ............................................         500,000       A            504,685
  Nyack Hospital NC Series 1996, 6%, 7/1/06 ............................................       1,000,000       A            997,090
  Revenue:
   6.5%, 2/15/11 .......................................................................       1,000,000       A          1,064,030
   Columbia University, 5%, 7/1/15 .....................................................       2,500,000       AAA        2,294,875
   Library Facilities Service Contract, Series 1996, 5.25%, 7/1/19 (c) .................       1,000,000       AAA          908,450
   Mental Health Services Facilities, Series 1997 B, 5.5%, 8/15/17 .....................       1,000,000       A            925,000
   Saint Josephs Hospital, Series 1997, 5.250%, 7/1/18 (c) .............................       1,000,000       AAA          929,760
   State University Educational Facilities, Series 1996, 5.5%, 5/15/26 .................       1,375,000       BBB        1,254,468
   Upstate Community College, 5.8%, 7/1/06 .............................................       1,075,000       BBB        1,084,073
   5.75%, 7/1/09 .......................................................................       1,000,000       AAA        1,031,880
   6%, 2/15/12 .........................................................................       2,500,000       A          2,529,275
   6.5%, 2/15/10 .......................................................................       1,500,000       A          1,598,385
   Mentefiore Medical Center, Series 1996:
      6%, 8/1/08 (c) ...................................................................       2,000,000       AAA        2,107,500
      6%, 2/1/09 (c) ...................................................................       2,000,000       AAA        2,101,960
      5.25%, 2/1/15 (c) ................................................................       1,000,000       AAA          935,080
   Mt. Sinai School of Medicine, Series B, 5.7%, 7/1/11 (c) ............................       1,825,000       AAA        1,855,496
  State University Educational Facility, Series A:
   5.875%, 5/15/11 .....................................................................       2,250,000       BBB        2,246,625
   7.125%, 5/15/09 .....................................................................          25,000       BBB           26,448
   6.5%, 5/15/06 .......................................................................       2,000,000       BBB        2,124,120
  State University Series 1993A, 5.875%, 5/15/11 (c) ...................................         380,000       AAA          394,030
New York State Energy Research and Development Authority, Series 1995B:
  5.5%, 4/1/05 .........................................................................         500,000       BBB          495,225
  5.5%, 4/1/06 .........................................................................         300,000       BBB          294,993
New York State Environmental Facilities Corporation:
  NC Series 1994, 5.75%, 6/15/10 .......................................................       1,750,000       AA         1,797,145

     The accompanying notes are an integral part of the financial statements.



                      20 -- Scudder New York Tax Free Fund

                                                                                                             Credit
                                                                                              Principal     Rating (b)      Market
                                                                                              Amount ($)   (Unaudited)     Value ($)
------------------------------------------------------------------------------------------------------------------------------------
  State Water Revolving Fund, Series D, 6.9%, 5/15/15 ..................................       2,345,000       AAA        2,643,776
  Special Obligation Revenue, Riverbank State Park, Series 1996:
   6.25%, 4/1/07 .......................................................................       2,055,000       AAA        2,218,290
   6.25%, 4/1/08 .......................................................................       2,185,000       AAA        2,373,456
New York State Health Facilities Authority, 6.375%, 11/1/04 ............................       2,000,000       BBB        2,098,360
New York State Medical Care Facilities Finance Agency:
  North Shore University, Glen Cove, Series A, 5.125%, 11/1/12 (c) .....................         450,000       AAA          423,491
  Mental Health Center, Series A, 8.875%, 8/15/07 ......................................         395,000       BBB          409,445
New York State Mortgage Agency Revenue:
  Series 1994, 6.8%, 10/1/05 ...........................................................       1,000,000       AA         1,047,920
  Homeowner Mortgage, Series FF, 7.95%, 10/1/14 ........................................         250,000       AA           257,843
New York State Power Authority, General Purpose Revenue, Series CC,
  5.125%, 1/1/11, Zero Coupon (c) ......................................................       3,500,000       AAA        3,384,710
New York State Throughway Authority General Revenue, Capital Appreciation
  Special Obligation, Series 1991 A, Zero Coupon, 1/1/06 ...............................       2,905,000       NR         1,734,721
New York State Urban Development Corporation:
  Attica Correctional Facilities NC, 6.25%, 4/1/06 .....................................         500,000       BBB          522,015
  Series 1995, 5.7%, 4/1/09 ............................................................       4,250,000       BBB        4,242,690
  Series 1996 A, 6.25%, 4/1/05 .........................................................       1,375,000       AAA        1,474,083
  Revenue, Correctional Capital Facilities:
   NC Series 95, 5.375%, 1/1/15 (c) ....................................................       2,000,000       AAA        1,921,360
   Series A, 5.5%, 1/1/14 ..............................................................       2,000,000       BBB        1,893,020
Niagara County, NY, General Obligation, 7.1%, 2/15/11 (c) ..............................         500,000       AAA          579,215
Niagara Falls, NY, Water Treatment Plant:
   7%, 11/1/03 (c) .....................................................................       2,260,000       AAA        2,510,770
   8.5%, 11/1/05 (c) ...................................................................       2,140,000       AAA        2,621,307
   8.5%, 11/1/06 (c) ...................................................................       1,240,000       AAA        1,534,550
Port Authority of New York & New Jersey Special Obligation, Series 1996,
  7%, 10/1/07 ..........................................................................       3,500,000       NR         3,755,675
Shenendehowa Central School District, NY, Clifton Park, 6.85%:
  6/15/08 (c) ..........................................................................         350,000       AAA          398,608
  6/15/09 (c) ..........................................................................         350,000       AAA          398,535
Suffolk County, NY, Industrial Development Agency, Southwest Sewer System,
  6%, 2/1/07 (c) .......................................................................         500,000       AAA          532,030
Troy, New York, Municipal Assistance Corporation, Series 1996A:
  1/15/07, Zero Coupon (c) .............................................................         650,000       AAA          392,132

     The accompanying notes are an integral part of the financial statements



                      21 -- Scudder New York Tax Free Fund

                                                                                                             Credit
                                                                                              Principal     Rating (b)      Market
                                                                                              Amount ($)   (Unaudited)     Value ($)
------------------------------------------------------------------------------------------------------------------------------------
  7/15/07, Zero Coupon (c) .............................................................         650,000       AAA          382,135
  1/15/08, Zero Coupon (c) .............................................................         750,000       AAA          425,198
  1/15/09, Zero Coupon (c) .............................................................         650,000       AAA          345,631
  7/15/09, Zero Coupon (c) .............................................................         350,000       AAA          181,188
  7/15/10, Zero Coupon (c) .............................................................         600,000       AAA          291,378
  5%, 1/15/16 (c) ......................................................................         500,000       AAA          454,545
  5%, 1/15/22 (c) ......................................................................       1,000,000       AAA          887,020
Valley Central School District, Montgomery, NY, 7.15%, 6/15/08 .........................         625,000       AAA          726,931
Yonkers, NY, General Obligation, Series 1996:
  5.125%, 8/1/09 (c) ...................................................................       1,000,000       AAA          967,090
  5.125%, 8/1/10 (c) ...................................................................       1,000,000       AAA          955,714
Puerto Rico
Puerto Rico Commonwealth Infrastructure Finance Authority, Series A,
  7.75%, 7/1/08 ........................................................................         920,000       BBB          974,998
Virgin Islands
Virgin Islands, Special Tax Bonds, Hugo Bonds, 7.75%, 10/1/06 ..........................       1,410,000       NR         1,517,837
Virgin Islands Public Finance Authority, General Obligation, Mortgage Fund
  Loan Notes, Series 1992 A, 7%, 10/1/02 ...............................................         500,000       BBB          533,230
------------------------------------------------------------------------------------------------------------------------------------
Total Long-Term Municipal Investments (Cost $165,909,650)                                                               169,115,675
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0% (Cost $175,084,650) (a)                                                            178,290,675
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

(a) The cost for federal income tax purposes was $175,088,022. At March 31, 1997, net unrealized appreciation for all securities based on tax cost was $3,202,653. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $4,228,749 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $1,026,096.

(b) All of the securities held have been determined to be of appropriate credit quality as required by the Fund's investment objectives. Credit ratings shown are assigned by either Standard & Poor's Ratings Group, Moody's Investors Service, Inc. or Fitch Investors Service, Inc. Unrated securities
    (NR) have been determined to be of comparable quality to rated eligible securities.

(c) Bond is insured by one of these companies: AMBAC, CAPMAC, FGIC, FSA, or MBIA.

* Floating rate and monthly, weekly, or daily demand notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the Treasury bill rate. Variable rate demand notes are securities whose yields are periodically reset at levels that are generally comparable to tax-exempt commercial paper. These securities are payable on demand within seven calendar days and normally incorporate an irrevocable letter of credit from a major bank. These notes are carried, for purposes of calculating average weighted maturity, at the longer of the period remaining until the next rate change or to the extent of the demand period.

** Inverse floating rate notes are instruments whose yields have an inverse relationship to benchmark interest rates. These securities are shown at their rate as of March 31, 1997.

     The accompanying notes are an integral part of the financial statements


                      22 -- Scudder New York Tax Free Fund

                              Financial Statements

                       Statement of Assets and Liabilities
                              as of March 31, 1997


 Assets
 --------------------------------------------------------------------------------------------------------
                 Investments, at market (identified cost $175,084,650) ...........  $ 178,290,675
                 Cash ............................................................         13,655
                 Interest receivable .............................................      2,891,774
                 Receivable on Fund shares sold ..................................         44,533
                 Other assets ....................................................          6,855
                                                                                    -------------
                 Total assets ....................................................    181,247,492

Liabilities
--------------------------------------------------------------------------------------------------------
                 Dividends payable ...............................................        254,445
                 Payable for Fund shares redeemed ................................        182,089
                 Accrued management fee ..........................................         92,063
                 Other accrued expenses ..........................................         71,738
                                                                                    -------------
                 Total liabilities ...............................................        600,335
                 --------------------------------------------------------------------------------
                 Net assets, at market value                                        $ 180,647,157
                 --------------------------------------------------------------------------------
Net Assets
--------------------------------------------------------------------------------------------------------
                 Net assets consist of:
                 Unrealized appreciation on investments ..........................      3,206,025
                 Accumulated net realized loss ...................................     (7,233,210)
                 Paid-in capital .................................................    184,674,342
                 --------------------------------------------------------------------------------
                 Net assets, at market value                                        $ 180,647,157
                 --------------------------------------------------------------------------------
Net Asset Value
--------------------------------------------------------------------------------------------------------
                 Net Asset Value, offering and redemption price per share
                   ($180,647,157/16,986,861 outstanding shares of beneficial
                   interest, $.01 par value, unlimited number of shares             -------------
                   authorized) ...................................................  $       10.63
                                                                                    -------------

    The accompanying notes are an integral part of the financial statements.



                      23 -- Scudder New York Tax Free Fund

                             Statement of Operations
                            year ended March 31, 1997


Investment Income
--------------------------------------------------------------------------------------------------------
                 Income:
                 Interest ...................................................    10,801,992
                                                                               ------------

                 Expenses:
                 Management fee .............................................     1,165,330
                 Services to shareholders ...................................       172,131
                 Custodian and accounting fees ..............................       100,356
                 Trustees' fees and expenses ................................        14,995
                 Auditing ...................................................        35,665
                 Reports to shareholders ....................................        38,904
                 Legal ......................................................        10,102
                 Registration fees ..........................................         7,973
                 Other ......................................................        10,171
                                                                               ------------
                                                                                  1,555,627
                 --------------------------------------------------------------------------
                 Net investment income                                            9,246,365
                 --------------------------------------------------------------------------

Realized and unrealized gain (loss) on investment transactions
--------------------------------------------------------------------------------------------------------
                 Net realized gain (loss) from:
                 Investments ................................................       982,172
                 Futures ....................................................       (30,673)
                 Options ....................................................        55,115
                                                                               ------------
                                                                                  1,006,614
                 Net unrealized depreciation during the period on investments    (1,348,644)
                 --------------------------------------------------------------------------
                 Net loss on investments                                           (342,030)
                 --------------------------------------------------------------------------
                 --------------------------------------------------------------------------
                 Net increase in net assets resulting from operations          $  8,904,335
                 --------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.



                      24 -- Scudder New York Tax Free Fund

                       Statements of Changes in Net Assets


                                                                               Years Ended March 31,
Increase (Decrease) in Net Assets                                             1997            1996
----------------------------------------------------------------------------------------------------------
               Operations:
               Net investment income ..................................  $   9,246,365   $   9,538,315
               Net realized gains (loss) from investment transactions .      1,006,614        (514,745)
               Net unrealized appreciation (depreciation) on investment
                 transactions .........................................     (1,348,644)      5,871,555
                                                                         -------------   -------------
               Net increase in net assets resulting from operations ...      8,904,335      14,895,125
                                                                         -------------   -------------
               Distributions to shareholders from net investment income     (9,246,365)     (9,538,315)
                                                                         -------------   -------------
               Distributions to shareholders from net realized gains ..       (174,661)             --
                                                                         -------------   -------------
               Fund share transactions:
               Proceeds from shares sold ..............................     29,307,330      26,487,697
               Net asset value of shares issued to shareholders in
                 reinvestment of distributions ........................      6,202,562       6,276,457
               Cost of shares redeemed ................................    (45,999,331)    (40,000,573)
                                                                         -------------   -------------
               Net decrease in net assets from Fund share transactions     (10,489,439)     (7,236,419)
                                                                         -------------   -------------
               Decrease in net assets .................................    (11,006,130)     (1,879,609)
               Net assets at beginning of period ......................    191,653,287     193,532,896
                                                                         -------------   -------------
               Net assets at end of period ............................  $ 180,647,157   $ 191,653,287
                                                                         -------------   -------------
Other Information
----------------------------------------------------------------------------------------------------------
               Increase (decrease) in Fund shares
               Shares outstanding at beginning of period ..............     17,964,551      18,645,871
                                                                         -------------   -------------
               Shares sold ............................................      2,742,130       2,462,070
               Shares issued to shareholders in reinvestment of
                 distributions ........................................        580,341         585,375
               Shares redeemed ........................................     (4,300,161)     (3,728,765)
                                                                         -------------   -------------
               Net decrease in Fund shares ............................       (977,690)       (681,320)
                                                                         -------------   -------------
               Shares outstanding at end of period ....................     16,986,861      17,964,551
                                                                         -------------   -------------

    The accompanying notes are an integral part of the financial statements.



                      25 -- Scudder New York Tax Free Fund

                              Financial Highlights

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


                                                                  Years Ended March 31,

                                    1997     1996     1995     1994     1993     1992     1991     1990     1989     1988
---------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of    -----------------------------------------------------------------------------------------
    period .....................  $10.67   $10.38   $10.32   $11.40   $10.98   $10.73   $10.60   $10.53   $10.39   $11.43
                                  -----------------------------------------------------------------------------------------
 Income from investment
    operations:
 Net investment income               .53      .53      .52      .54      .61      .65      .67      .69      .72      .73
 Net realized and unrealized
    gain (loss) on investment
    transactions ...............    (.03)     .29      .11     (.35)    1.03      .50      .13      .16      .14     (.84)
 Total from investment            -----------------------------------------------------------------------------------------
    operations .................     .50      .82      .63      .19     1.64     1.15      .80      .85      .86     (.11)
                                  -----------------------------------------------------------------------------------------
Less distributions:
 From net investment income ....    (.53)    (.53)    (.52)    (.54)    (.61)    (.65)    (.67)    (.69)    (.72)    (.73)
 From paid-in capital ..........      --       --       --       --       --       --       --     (.08)      --       --
 From net realized gains .......    (.01)      --       --     (.67)    (.61)    (.25)      --     (.01)      --     (.20)
 In excess of net realized gains      --       --     (.05)    (.06)      --       --       --       --       --       --
                                  -----------------------------------------------------------------------------------------
 Total distributions ...........    (.54)    (.53)    (.57)   (1.27)   (1.22)    (.90)    (.67)    (.78)    (.72)    (.93)
                                  -----------------------------------------------------------------------------------------
 Net asset value, end of          -----------------------------------------------------------------------------------------
    period .....................  $10.63   $10.67   $10.38   $10.32   $11.40   $10.98   $10.73   $10.60   $10.53   $10.39
---------------------------------------------------------------------------------------------------------------------------
 Total Return (%) ..............    4.76     7.95     6.39     1.31    15.60    11.11     7.79     8.18     8.55     (.61)
 Ratios and Supplemental Data
 Net assets, end of period
    ($ millions) ...............     181      192      194      207      201      159      142      132      123      116
 Ratio of operating expenses to
    average daily net assets (%)     .83      .82      .82      .82      .82      .87      .91      .89      .89      .95
 Ratio of net investment income
    to average daily net assets.    4.95     4.91     5.13     4.80     5.36     5.96     6.29     6.39     6.89     7.05
 Portfolio turnover rate (%) ...   71.03     80.5     83.8    158.0    201.4    168.2    224.9    114.3    132.1     44.2



                      26 -- Scudder New York Tax Free Fund

                          Notes to Financial Statements

                       A. Significant Accounting Policies

Scudder New York Tax Free Money Fund ("Tax Free Money Fund"), a nondiversified fund, and Scudder New York Tax Free Fund ("Tax Free Fund"), a diversified fund, are two series of Scudder State Tax Free Trust (the "Trust"). The Trust, currently consisting of six separate series, is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

The Funds' financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The policies described below are followed consistently by the Funds in the preparation of their financial statements.

Security Valuation. Tax Free Money Fund values all portfolio securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and pursuant to which Tax Free Money Fund must adhere to certain conditions. Under this method, which does not take into account unrealized gains and losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount/premium.

Tax Free Fund's portfolio debt securities with remaining maturities greater than sixty days are valued by pricing agents approved by the Officers of the Fund, which quotations reflect broker/dealer-supplied valuations and electronic data processing techniques. If the pricing agents are unable to provide such quotations, the most recent bid quotation supplied by a bona fide market maker shall be used. Short-term investments having a maturity of sixty days or less are valued at amortized cost. All other debt securities are valued at their fair value as determined in good faith by the Valuation Committee of the Trustees.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of an item at a specified price on a specific date (settlement date). During the year ended March 31, 1997, the Tax Free Fund purchased interest rate futures to manage the duration of the portfolio. Additionally, during the year ended March 31, 1997, the Tax Free Fund sold interest rate futures to hedge against declines in the value of portfolio securities.

Upon entering into a futures contract, the Tax Free Fund is required to deposit with a financial intermediary an amount ("initial margin") equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Tax Free Fund each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial reporting purposes as unrealized gains or losses by the Tax Free Fund. When entering into a closing transaction, the Tax Free Fund will realize a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price.

Certain risks may arise upon entering into futures contracts including the risk that an illiquid secondary market will limit the Tax Free Fund's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with changes in the value of the securities or currencies hedged. When utilizing futures contracts to hedge, the Tax Free Fund gives up the opportunity to profit from favorable price movements in the hedged positions during the term of the contract.

Options. An option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. Certain options, including options on indices, will require cash settlement by the Fund if the option is exercised. During


                   27 -- Scudder New York Tax Free Money Fund
                         Scudder New York Tax Free
the year ended March 31, 1997, the Tax Free Fund purchased call options on interest rate futures to manage the duration of the portfolio.

If the Fund writes an option and the option expires unexercised, the Fund will realize income, in the form of a capital gain, to the extent of the amount received for the option (the "premium"). If the Fund elects to close out the option it would recognize a gain or loss based on the difference between the cost of closing the option of the premium paid. If the Fund elects to close out the option it would recognize a gain or loss equal to the difference between the cost of acquiring the option and the amount realized upon the sale of the option.

The gain or loss recognized by the Fund upon the exercise of a written call or purchased put option is adjusted for the amount of option premium. If a written put or purchased call option is exercised the Fund's cost basis of the acquired security or currency would be the exercise price adjusted for the amount of the option premium.

The liability representing the Fund's obligation under an exchange traded written option or investment in a purchased option is valued at the last sale price or, in the absence of a sale, the mean between the closing bid and asked price or at the most recent asked price (bid for purchased options) if no bid and asked price are available. Over-the-counter written or purchased options are valued using dealer supplied quotations.

When the Fund writes a covered call option, the Fund foregoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying security or currency above the exercise price. When the Fund writes a put option it accepts the risk of a decline in the market value of the underlying security or currency below the exercise price. Over-the-counter options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Fund's maximum exposure to purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund's ability to close out an option contract prior to the expiration date and, that a change in the value of the option contract may not correlate exactly with changes in the value of the securities or currencies hedged.

Amortization and Accretion. All premiums and original issue discounts are amortized/accreted for both tax and financial reporting purposes.

Federal Income Taxes. The Funds' policy is to comply with the requirements of the Internal Revenue Code which are applicable to regulated investment companies and to distribute all of their taxable and tax-exempt income to their shareholders. Accordingly, the Funds paid no federal income taxes and no provisions for federal income taxes were required.

At March 31, 1997, the Tax Free Money Fund had a net tax basis capital loss carryforward of approximately $53,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until March 31, 2000 ($1,000), March 31, 2001 ($2,000), March 31, 2002 ($4,000), March
31, 2003 ($43,000), and March 31, 2004 ($3,000), the respective expiration dates, whichever occurs first.

At March 31, 1997, the Tax Free Fund had a net tax basis capital loss carryforward of approximately $6,304,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until March 31, 2003 ($3,924,000) and March 31, 2004 ($2,380,000), the
respective expiration dates, whichever occurs first.

Distribution of Income and Gains. All of the net investment income of the Funds is declared as dividends to shareholders of record as of the close of business each day and is paid to shareholders monthly.


                   28 -- Scudder New York Tax Free Money Fund
                         Scudder New York Tax Free

During any particular year, net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Funds if not distributed and, therefore, will be distributed to shareholders. An additional distribution may be made to the extent necessary to avoid the payment of a four percent federal excise tax.

The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles. These differences relate primarily to investments in futures contracts.

As a result, net investment income and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Funds may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Funds.

The Funds use the specific identification method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Other. Investment transactions are accounted for on a trade date basis. Distributions of net realized gains to shareholders are recorded on the ex-dividend date. Interest income is accrued pro rata to the earlier of the call or maturity date.

                      B. Purchases and Sales of Securities

During the year ended March 31, 1997, purchases and sales of long-term municipal securities aggregated $124,477,154 and $125,514,356, respectively, for Tax Free Fund.

The aggregate face value of futures contracts both opened and closed during the year ended March 31, 1997 amounted to $118,969,314 and $118,969,314, respectively, for Tax Free Fund.

                               C. Related Parties

Each Fund has entered into an Investment Advisory Agreement (each an "Agreement" and collectively the "Agreements") with Scudder, Stevens & Clark, Inc. (the "Adviser"), under which each Fund agrees to pay the Adviser a fee computed and accrued daily and paid monthly. The annual rate is 0.50% of the average daily net assets of Tax Free Money Fund and 0.625% of the first $200,000,000 of the average daily net assets, and 0.60% of such net assets in excess of $200,000,000 for Tax Free Fund.

As manager of the assets of Tax Free Money Fund and Tax Free Fund, the Adviser directs the investments of Tax Free Money Fund and Tax Free Fund in accordance with the investment objectives, policies, and restrictions of each Fund. The Adviser determines the securities, instruments, and other contracts relating to investments to be purchased, sold or entered into by each Fund. In addition to portfolio management services, the Adviser provides certain administrative services in accordance with the Agreements.

The Agreements also provide that if the Funds' expenses, exclusive of taxes, interest and certain other expenses exceed specified limits, such excess, up to the amount of the management fee, will be paid by the Adviser. For the year ended March 31, 1997, the fee for Tax Free Fund pursuant to the Agreement amounted to $1,165,330, which was equivalent to an annual effective rate of .62% of the Fund's average daily net assets.



                   29 -- Scudder New York Tax Free Money Fund
                         Scudder New York Tax Free

With respect to Tax Free Money Fund, the Adviser has agreed not to impose all or a portion of its management fee until July 31, 1997 and during such period to maintain the annualized expenses of Tax Free Money Fund at not more than 0.60% of average daily net assets. For the year ended March 31, 1997, the Adviser did not impose a portion of its fee amounting to $143,791, and the portion imposed amounted to $142,937.

Scudder Fund Accounting Corporation ("SFAC"), a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records for the Tax Free Money Fund and Tax Free Fund. For the year ended March 31, 1997, SFAC imposed fees amounting to $30,000 and $53,983 of which $2,500 and $4,587 are unpaid at March 31, 1997 for the Tax Free Money Fund and Tax Free Fund, respectively.

Scudder Service Corporation ("SSC"), a subsidiary of the Adviser, is the transfer, dividend-paying and shareholder service agent for the Funds. For the year ended March 31, 1997, $58,369 and $119,944 were charged by SSC to Tax Free Money Fund and Tax Free Fund, of which $4,874 and $10,181 were unpaid at March 31, 1997, respectively.

The Trust pays each Trustee not affiliated with the Adviser $12,000 annually, allocated equally among the series of the Trust, plus specified amounts for attended board and committee meetings. For the year ended March 31, 1997, Trustees' fees aggregated $15,059 and $14,995 for both the Tax Free Money Fund and Tax Free Fund, respectively.


                   30 -- Scudder New York Tax Free Money Fund
                         Scudder New York Tax Free

                        Report of Independent Accountants

To the Trustees of Scudder State Tax Free Trust and the Shareholders of Scudder New York Tax Free Money Fund and Scudder New York Tax Free Fund:

We have audited the accompanying statements of assets and liabilities of Scudder New York Tax Free Money Fund and Scudder New York Tax Free Fund, including the investment portfolios, as of March 31, 1997 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Scudder New York Tax Free Money Fund and Scudder New York Tax Free Fund as of March 31, 1997, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods indicated therein in conformity with generally accepted accounting principles.

Boston, Massachusetts                                  COOPERS & LYBRAND L.L.P.
May 19, 1997



                   31 -- Scudder New York Tax Free Money Fund
                         Scudder New York Tax Free

                                TAX INFORMATION

Of the dividends paid by the New York Tax Free Money Fund and New York Tax Free Fund from net investment income for the taxable year ended March 31, 1997, 100% constituted exempt interest dividends for regular federal income tax and New York State and New York City income tax purposes.

Please consult a tax adviser if you have any questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your Scudder Fund account, please call a Scudder Investor Relations Representative at 1-800-225-5163.


                   32 -- Scudder New York Tax Free Money Fund
                         Scudder New York Tax Free

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                                  intentionally
                                   left blank.

                   33 -- Scudder New York Tax Free Money Fund
                         Scudder New York Tax Free

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                                  intentionally
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                   34 -- Scudder New York Tax Free Money Fund
                         Scudder New York Tax Free

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                                  intentionally
                                   left blank.



                   35 -- Scudder New York Tax Free Money Fund
                         Scudder New York Tax Free

                              Officers and Trustees

David S. Lee*
President and Trustee

Henry P. Becton, Jr.
Trustee; President and General Manager, WGBH Educational Foundation

E. Michael Brown*
Trustee

Dawn-Marie Driscoll
Trustee; Executive Fellow; President, Driscoll Associates

Peter B. Freeman
Trustee; Corporate Director and Trustee

Dudley H. Ladd*
Trustee

Wesley W. Marple, Jr.
Trustee; Professor of Business Administration, Northeastern University

Daniel Pierce*
Trustee

Jean C. Tempel
Trustee; General Partner,
TL Ventures

Donald C. Carleton*
Vice President

Philip G. Condon*
Vice President

Jerard K. Hartman*
Vice President

Thomas W. Joseph*
Vice President

Jeremy L. Ragus*
Vice President

Rebecca Wilson*
Vice President

Thomas F. McDonough*
Vice President and Secretary

Pamela A. McGrath*
Vice President and Treasurer

Edward J. O'Connell*
Vice President and Assistant Treasurer

*Scudder, Stevens & Clark, Inc.



                   36 -- Scudder New York Tax Free Money Fund
                         Scudder New York Tax Free

                        Investment Products and Services

The Scudder Family of Funds
--------------------------------------------------------------------------------
Money Market
Scudder Cash Investment Trust
Scudder U.S. Treasury Money Fund

Tax Free Money Market+
Scudder Tax Free Money Fund
Scudder California Tax Free Money Fund*
Scudder New York Tax Free Money Fund*

Tax Free+
Scudder California Tax Free Fund*
Scudder High Yield Tax Free Fund
Scudder Limited Term Tax Free Fund
Scudder Managed Municipal Bonds
Scudder Massachusetts Limited Term
  Tax Free Fund*
Scudder Massachusetts Tax Free Fund*
Scudder Medium Term Tax Free Fund

Scudder New York Tax Free Fund*
Scudder Ohio Tax Free Fund*
Scudder Pennsylvania Tax Free Fund*

Growth and Income
Scudder Balanced Fund
Scudder Growth and Income Fund

Income
Scudder Emerging Markets Income Fund
Scudder Global Bond Fund
Scudder GNMA Fund
Scudder High Yield Bond Fund
Scudder Income Fund
Scudder International Bond Fund
Scudder Short Term Bond Fund
Scudder Zero Coupon 2000 Fund

Growth
Scudder Capital Growth Fund
Scudder Classic Growth Fund
Scudder Development Fund
Scudder Emerging Markets Growth Fund
Scudder Global Discovery Fund
Scudder Global Fund
Scudder Gold Fund
Scudder Greater Europe Growth Fund
Scudder International Fund
Scudder Latin America Fund
Scudder Micro Cap Fund
Scudder Pacific Opportunities Fund
Scudder Quality Growth Fund
Scudder Small Company Value Fund
Scudder 21st Century Growth Fund
Scudder Value Fund
The Japan Fund

Retirement Plans and Tax-Advantaged Investments
--------------------------------------------------------------------------------
IRAs
Keogh Plans
Scudder Horizon Plan*+++ (a variable annuity)
401(k) Plans
403(b) Plans
SEP-IRAs
Profit Sharing and Money Purchase
  Pension Plans

Closed-End Funds#
--------------------------------------------------------------------------------
The Argentina Fund, Inc.
The Brazil Fund, Inc.
The First Iberian Fund, Inc.
The Korea Fund, Inc.
The Latin America Dollar Income Fund, Inc.
Montgomery Street Income Securities, Inc.
Scudder New Asia Fund, Inc.
Scudder New Europe Fund, Inc.
Scudder World Income  Opportunities
  Fund, Inc.

Institutional Cash Management
--------------------------------------------------------------------------------
Scudder Institutional Fund, Inc.
Scudder Fund, Inc.
Scudder Treasurers Trust(TM)++

For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *Not available in all states. +++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder, Stevens & Clark, Inc., are traded on various stock exchanges. ++For information on Scudder Treasurers Trust,(TM) an institutional cash management service that utilizes certain portfolios of Scudder Fund, Inc. ($100,000 minimum), call 1-800-541-7703.


Convenient ways to invest, quickly and reliably
--------------------------------------------------------------------------------


                   37 -- Scudder New York Tax Free Money Fund
                         Scudder New York Tax Free

                                Scudder Solutions

Convenient ways to invest, quickly and reliably:
--------------------------------------------------------------------------------------------------------------------------

          Automatic Investment Plan                                    AutoBuy

          A convenient investment program in which you designate       Lets you purchase Scudder fund shares
          the purchase details and the bank account, and money is      electronically, avoiding potential mailing delays;
          electronically debited from that account monthly to          designate a bank account and the transaction
          regularly purchase fund shares and "dollar cost average"     details, and money for each of your transactions is
          -- buy more shares when the fund's price is higher and       electronically debited from that account.
          fewer when it's lower, which can reduce your average
          purchase price over time.

          Automatic Dividend Transfer                                  Payroll Deduction and Direct Deposit

          The most timely, reliable, and convenient way to             Have all or part of your paycheck -- even government
          purchase shares -- use distributions from one Scudder        checks -- invested in up to four Scudder funds at
          fund to purchase shares in another, automatically            one time.
          (accounts with identical registrations or the same
          social security or tax identification number).


          Dollar cost averaging involves continuous investment in securities regardless of price fluctuations and does not assure a profit or protect against loss in declining markets.
          Investors should consider their ability to continue such a plan through periods of low price levels.

Around-the-clock electronic account service and information, including some transactions:
--------------------------------------------------------------------------------------------------------------------------

          Scudder Automated Information Line: SAIL(tm)--               Scudder's Web Site -- http://funds.scudder.com
          1-800-343-2890
                                                                       Scudder Electronic Account Services: Offering
          Personalized account information, the ability to             account information and transactions, interactive
          exchange or redeem shares, and information on other          worksheets, prospectuses and applications for all
          Scudder funds and services via touchtone telephone.          Scudder funds, plus your current asset allocation,
                                                                       whenever you need them. Scudder's Site also
                                                                       provides news about Scudder funds, retirement
                                                                       planning information, and more.

Retirees and those who depend on investment proceeds for living expenses can enjoy these convenient, timely, and reliable automated withdrawal programs:
--------------------------------------------------------------------------------------------------------------------------

          Automatic Withdrawal Plan                                    AutoSell

          You designate the bank account, determine the schedule       Provides speedy access to your money by
          (as frequently as once a month) and amount of the            electronically crediting your redemption proceeds
          redemptions, and Scudder does the rest.                      to the bank account you designate.

          DistributionsDirect

          Automatically deposits your fund distributions into the bank account you designate within three business days after each distribution is paid.

For more information about these services, call a Scudder representative at 1-800-225-5163
--------------------------------------------------------------------------------------------------------------------------




                   38 -- Scudder New York Tax Free Money Fund
                         Scudder New York Tax Free

Mutual Funds and More -- Brokerage and Guidance Services:
--------------------------------------------------------------------------------------------------------------------------

          Scudder Brokerage Services                             Scudder Portfolio Builder

          Offers you access to a world of investments,           A free service designed to help suggest ways investors like
          including stocks, corporate bonds, Treasuries, plus    you can diversify your portfolio among domestic and global,
          over 6,000 mutual funds from at least 150 mutual       as well as equity, fixed-income, and money market funds,
          fund companies. And Scudder Fund Folio(sm) provides    using Scudder funds.
          investors with access to a marketplace of more than
          500 no-load funds from well-known companies-with no    Personal  Counsel from Scudder(sm)
          transaction fees or commissions. Scudder               Developed for investors who prefer the benefits of no-load
          shareholders can take advantage of a Scudder           Scudder funds but want ongoing professional assistance in
          Brokerage account already reserved for them, with      managing a portfolio. Personal Counsel(sm) is a highly
          no minimum investment. For information about           customized, fee-based asset management service for
          Scudder Brokerage Services, call 1-800-700-0820.       individuals investing $100,000 or more.


          Fund Folio funds held less than six months will be charged a fee for redemptions. You can buy shares directly from the fund itself or its principal underwriter or distributor without paying this fee. Scudder Brokerage Services, Inc., 42 Longwater Drive, Norwell, MA 02061.
          Member SIPC.

          Personal Counsel From Scudder(sm) and Personal Counsel(sm) are service marks of and represent a program offered by Scudder Investor Services, Inc., Adviser.

For more information about these services, call a Scudder representative at 1-800-225-5163
--------------------------------------------------------------------------------------------------------------------------

Additional Information on How to Contact Scudder:
--------------------------------------------------------------------------------------------------------------------------

          For existing account services and transactions         Please address all written correspondence to
          Scudder Investor Relations -- 1-800-225-5163           The Scudder Funds
                                                                 P.O. Box 2291
          For establishing 401(k) and 403(b) plans               Boston, Massachusetts
          Scudder Defined Contribution Services --               02107-2291
          1-800-323-6105
                                                                 Or Stop by a Scudder Funds Center
          For information about The Scudder Funds, including     Many shareholders enjoy the personal, one-on-one service of
          additional applications and prospectuses, or for       the Scudder Funds Centers. Check for a Funds Center near
          answers to investment questions                        you -- they can be found in the following cities:

          Scudder Investor Relations --  1-800-225-2470          Boca Raton            Chicago           San Francisco
                   Investor.Relations@scudder.com                Boston                New York

          New From Scudder: Pathway Series

          In a complex financial world, Scudder Pathway Series is a refreshingly simple concept. With one investment, Pathway gives you instant access to broad diversification in U.S. markets and across the globe. Select from four Portfolios -- Conservative, Balanced, Growth, or
          International -- each with a distinct investment objective that can match your goals. Each
          Portfolio, rather than investing in individual securities, invests in carefully selected
          Scudder mutual funds.

          The share price of each Pathway Series portfolio will fluctuate and the risk associated with each portfolio is determined by the securities held in each underlying Scudder fund. Contact
          Scudder Investor Services, Inc., Distributor, for a prospectus which contains more complete information, including management fees and other expenses. Please read it carefully before you invest or send money.


                   39 -- Scudder New York Tax Free Money Fund
                         Scudder New York Tax Free

Celebrating Over 75 Years of Serving Investors

Established in 1919 by Theodore Scudder, Sidney Stevens, and F. Haven Clark, Scudder, Stevens & Clark was the first independent investment counsel firm in the United States. Since its birth, Scudder's pioneering spirit and commitment to professional long-term investment management have helped shape the investment industry. In 1928, we introduced the nation's first no-load mutual fund. Today we offer over 40 pure no load(TM) funds, including the first international mutual fund offered to U.S. investors.

Over the years, Scudder's global investment perspective and dedication to research and fundamental investment disciplines have helped us become one of the largest and most respected investment managers in the world. Though times have changed since our beginnings, we remain committed to our long-standing principles: managing money with integrity and distinction; keeping the interests of our clients first; providing access to investments and markets that may not be easily available to individuals; and making investing as simple and convenient as possible through friendly, comprehensive service.

This information must be preceded or accompanied by a current prospectus.

Portfolio changes should not be considered recommendations for action by individual investors.

SCUDDER

Scudder

Ohio Tax Free Fund

Annual Report
March 31, 1997

Pure No-Load(TM) Funds

For investors seeking double-tax-free income exempt from both Ohio and regular federal income taxes.

A pure no-load(TM) fund with no commissions to buy, sell, or exchange shares.

SCUDDER

                                Table of Contents

   2  In Brief
   3  Letter from the Fund's President
   4  Performance Update
   5  Portfolio Summary
   6  Portfolio Management Discussion
  10  Investment Portfolio
  14  Financial Statements
  17  Financial Highlights
  18  Notes to Financial Statements
  20  Report of Independent Accountants
  21  Tax Information
  24  Officers and Trustees
  25  Investment Products and Services
  26  Scudder Solutions

                                    In Brief

o Scudder Ohio Tax Free Fund received a four-star rating from Morningstar, reflecting "above-average" risk-adjusted performance through March 31, 1997.*

o As of March 31, 1997, Scudder Ohio Tax Free Fund's 30-day net annualized SEC yield was 4.98%, equivalent to an 8.87% taxable yield for Ohio investors subject to the 44.83% combined federal and state income tax rate.

THE PRINTED DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART TITLE:  30-Day Yield on March 31, 1997

BAR CHART DATA:

           Scudder        Taxable Yield
          Ohio Tax        Needed to Equal
          Free Fund      the Fund's Yield

             4.98%              8.87%

o For the one-year period ended March 31, 1997, Scudder Ohio Tax Free Fund posted a total return of 5.58%, compared with the 5.05% average return of 52 similar funds tracked by Lipper Analytical Services over the same time frame. See page 6 for additional information on the Fund's rankings.


* For your information, these ratings are subject to change every month and are calculated from the Fund's five-year average annual return in excess of 90-day Treasury bill returns with appropriate fee adjustments, and a risk factor that reflects fund performance below T-bill returns. The Fund received four stars for three- and five-year performance, and was rated among 1,237 and 601 municipal funds for the respective periods. Of the funds rated, 10% received five stars, and 22.5% received four stars.
  Past performance is no guarantee of future returns.



                         2 -- Scudder Ohio Tax Free Fund

                        Letter From the Fund's President

Dear Shareholders,

     We are pleased to report to you on Scudder Ohio Tax Free Fund's performance over its most recent fiscal year ended March 31, 1997. In addition to the Fund's four-star Morningstar rating as of March 31 (see "In Brief" on page 2), the Fund placed in the top 30% of similar Ohio tax free funds tracked by Lipper for total return performance over one-, three- and five-year periods. The Fund posted a 4.98% 30-day net annualized SEC yield as of March 31, which is equivalent to a taxable yield of 8.87% for investors in the top Ohio tax bracket. As outlined in the discussion that follows, throughout the fiscal year the Fund's portfolio management team has focused on intermediate-term noncallable bonds and kept overall portfolio quality high in pursuit of high yields and favorable returns. Please read the discussion beginning on page 6 for more information.

     As part of Scudder's ongoing efforts to meet the needs of investors, last fall we launched an innovative new product called Scudder Pathway Series. A "fund of funds," Pathway Series is a collection of four distinct portfolios -- Conservative, Balanced, Growth, and International -- that offers flexibility, diversification, and simplicity. Each portfolio invests in a diverse mix of Scudder funds, and each is geared toward people with different investment goals and risk tolerances. Moreover, a team of Scudder's investment professionals rebalances the mix within the portfolios as market conditions warrant.

     Before closing, we'd like to take this opportunity to tell you that the Scudder Family of Funds was recently recognized by Morningstar* for stability in management and conformity to investment style. The mutual fund rating service ranked Scudder fourth among 20 leading mutual fund companies for overall management consistency. We are pleased with this superior track record and will strive to maintain our reputation for consistency going forward. Please see pages 25 through 27 for more information on Scudder products and services. As always, please call a Scudder Investor Information representative at 1-800-225-2470 if you have questions about your account or any Scudder fund.

     Sincerely,



     /s/David S. Lee
     David S. Lee
     President,
     Scudder Ohio Tax Free Fund



* Morningstar Investor, February 1997

                         3 -- Scudder Ohio Tax Free Fund

PERFORMANCE UPDATE as of March 31, 1997
----------------------------------------------------------------
Fund Index Comparisons
----------------------------------------------------------------

                            Total Return
Period           Growth    --------------
Ended              of                Average
3/31/97         $10,000   Cumulative  Annual
--------------------------------------------
Scudder Ohio Tax Free Fund
--------------------------------------------
1 Year          $ 10,558    5.58%     5.58%
5 Year          $ 14,090   40.90%     7.10%
Life of Fund*   $ 20,473  104.73%     7.55%
--------------------------------------------
Lehman Brothers Municipal Bond Index
1 Year          $ 10,545    5.45%     5.45%
5 Year          $ 14,137   41.37%     7.16%
Life of Fund*   $ 21,834  118.34%     8.26%
--------------------------------------------
*The Fund commenced operations on May 28, 1987. Index
comparisons begin May 31, 1987.
-----------------------------------------------------------------
Growth Of A $10,000 Investment
-----------------------------------------------------------------

A chart in the form of a line graph appears here, illustrating the Growth of a $10,000 Investment.
The data points from the graph are as follows:

Yearly periods ended March 31

Scudder Ohio Tax Free Fund
Year            Amount
----------------------
5/87*          $10,000
'88            $10,230
'89            $11,337
'90            $12,221
'91            $13,291
'92            $14,530
'93            $16,425
'94            $16,832
'95            $17,980
'96            $19,392
'97            $20,473

LEHMAN BROTHERS MUNICIPAL BOND INDEX
Year            Amount
----------------------
5/87*          $10,000
'88            $10,847
'89            $11,627
'90            $12,855
'91            $14,040
'92            $15,445
'93            $17,380
'94            $17,782
'95            $19,104
'96            $20,705
'97            $21,834

The unmanaged Lehman Brothers Municipal Bond Index is a market-weighted measure of municipal bonds issued across the United States. Index issues have a credit rating of at least Baa and a maturity of at least two years. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses.

-----------------------------------------------------------------
Returns And Per Share Information
-----------------------------------------------------------------

A chart in the form of a bar graph appears here, illustrating the Fund Total Return (%) and Index Total
Return (%) with the exact data points listed in the table below.

Yearly Periods Ended March 31

                       1988*    1989      1990      1991      1992      1993      1994      1995      1996      1997
                     ------------------------------------------------------------------------------------------------
NET ASSET VALUE...   $ 11.65  $ 11.94   $ 11.97   $ 12.14   $ 12.47   $ 13.13   $ 12.68   $ 12.77   $ 12.95   $ 12.94
INCOME DIVIDENDS..   $   .61  $   .84   $   .82   $   .78   $   .75   $   .72   $   .70   $   .70   $   .69   $   .68
CAPITAL GAINS
DISTRIBUTIONS.....   $   -    $   .02   $   .07   $   .06   $   .03   $   .19   $   .10   $   .04   $   .12   $   .04
FUND TOTAL
RETURN (%)........      2.30    10.83      7.80      8.75      9.33     13.04      2.48      6.82      7.85      5.48
INDEX TOTAL
RETURN (%)........      8.48     7.21     10.56      9.22     10.02     12.52      2.32      7.43      8.38      5.45

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. If the Adviser had not temporarily capped expenses, the average annual total return for the Fund for the one year, five year, and life of Fund periods would have been lower.


                         4 -- Scudder Ohio Tax Free Fund

PORTFOLIO SUMMARY as of March 31, 1997

---------------------------------------------------------------------------
Diversification
---------------------------------------------------------------------------
Hospital/Health                    18%
Water/Sewer Revenue                12%
Higher Education                   11%
State General Obligation           11%
Sales/Special Tax                  11%
Core Cities/Lease                   8%
Electric Utility Revenue            6%
Other General
Obligation/Lease                    6%
School District/Lease               6%
Miscellaneous Municipal            11%
--------------------------------------
                                  100%
--------------------------------------

A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.

We continue to invest in a broad
selection of Ohio municipal
bonds, including general
obligation, hospital/healthcare,
and water and sewer revenue bonds.

--------------------------------------------------------------------------
Quality
--------------------------------------------------------------------------
AAA                                53%
AA                                 11%
A                                  18%
BBB                                 8%
Not Rated                          10%
--------------------------------------
                                  100%
--------------------------------------

Weighted average quality: AA

A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.

The Fund's overall quality
remains high, with over 80% of
portfolio securities rated A or
better.

--------------------------------------------------------------------------
Effective Maturity
--------------------------------------------------------------------------
Less than 1 year                    2%
1-5 years                          19%
5-10 years                         31%
10-15 years                        23%
Greater than 15 years              25%
--------------------------------------
                                  100%
--------------------------------------

Weighted average effective maturity: 10.54 years

A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.

During the period, we took
advantage of opportunities to
lock in a substantial income
stream for the Fund over time by
purchasing 10- to 15-year
noncallable bonds.

-----------------------------------------------------------------------------
For more complete details about the Fund's investment portfolio, see page 10.


                         5 -- Scudder Ohio Tax Free Fund

                         Portfolio Management Discussion

Dear Shareholders,

Scudder Ohio Tax Free Fund performed well over a fiscal year that witnessed mixed performance for Ohio municipal bonds, and ended with an interest rate hike by the Federal Reserve. On March 31, 1997, the Fund's 30-day net annualized SEC yield was 4.98%, equivalent to a taxable yield of 8.87% for shareholders subject to the 43.83% maximum combined state and federal income tax rate. The Fund's "tax-equivalent" yield is significantly higher than current yields available from taxable investments of similar maturity and credit quality.

During a 12-month period that saw little price movement in the intermediate-maturity municipal bonds the Fund primarily invests in, the Fund's share price declined $0.01 to $12.94 per share. The slight decline in the Fund's share price along with distributions during the fiscal year of $0.68 in interest income, $0.02 in long-term capital gains, and $0.02 in short-term capital gains combined to produce a total return of 5.58% for the Fund over the fiscal year ended March 31, 1997. The Fund's return compares favorably with the 5.05% average total return of similar funds tracked by Lipper Analytical Services over the same period. The Fund also placed in the top 30% of similar Ohio tax free funds tracked by Lipper for total return performance over one-, three- and five-year periods.

 ----------------------------------------------------------
 Scudder Ohio Tax Free Fund:
 Consistently Topping the Averages

 (Average annual returns for periods ended March 31, 1997)
 ----------------------------------------------------------

                Scudder
               Ohio Tax
               Free Fund   Lipper               Number
  Period         Return    Average    Rank     of Funds
 ----------------------------------------------------------

 1 Year          5.58%      5.05%       9   of   52
 ----------------------------------------------------------

 3 Years         6.75%      6.18%       8   of   36
 ----------------------------------------------------------

 5 Years         7.10%      6.68%       6   of   21
 ----------------------------------------------------------

Past performance does not guarantee future results.

                                   Ohio Update

The slow, steady growth in the national economy has lifted Ohio's economy over the last six years. The State has experienced healthy job growth which continues to be led by the service sector. And the State's General Fund is closing in on its fourth consecutive operating surplus. Ohio's primary revenue sources, income taxes and sales taxes, are ahead of projections for the 1997 fiscal year as well.

Although the State's 1997 fiscal year expenditures should not increase dramatically over last year's, there are two specific areas of increased spending: corrections and education. The State is getting tough on crime, and an inequality in per-pupil spending throughout the State has required an overhaul of school funding. At the same time, Ohio has cut spending in social services, specifically health care and welfare, to offset these increased expenditures.



                         6 -- Scudder Ohio Tax Free Fund

Ohio's debt burden is currently low. Direct debt per capita in 1996 was $649, 74% of the national average. Ohio is in the first year of its two-year capital plan to finance various projects throughout the State. The plan calls for $1.9 billion of spending, with $1.6 billion supported by debt. The capital plan, along with the local infrastructure bond program totaling $1.2 billion, will add to the State's debt burden.

                              Municipals Outperform
                                   Treasuries

Scudder Ohio Tax Free Fund's most recent fiscal year witnessed a healthy U.S. economy spurred on by increased consumer spending with continued low inflation. The economy experienced real (inflation-adjusted) Gross Domestic Product (GDP) growth of 2.4% during 1996, and at the close of the first quarter was on track for GDP growth of 2.5% or higher in 1997. The stock market scaled unprecedented heights until mid-March, and the bond market struggled unsuccessfully to keep up. In the midst of this healthy environment for corporate profits and the stock market, bond market participants continued to closely monitor indicators for signs of economic overheating and accelerating inflation. Their worry was reflected in the performance of the Treasury market over the Fund's most recent fiscal year, where yields of 10-year Treasury bonds rose almost one half of a percentage point, and prices declined 3.64%. Concern over the Federal Reserve Open Market Committee's decision to raise the Fed Funds rate by one quarter of a percentage point on March 25 was balanced by the feeling in some quarters that this and any further increases had already been priced into the market.

Municipals outperformed Treasuries during the 12-month period, as yields of 10-year municipals rose only one tenth of a percentage point, and prices declined 0.66%. Municipal bond prices were supported by shrinking overall supply as large numbers of bonds were called away in June and July, a moderate level of new issuance, and steady demand from both individuals and institutions such as insurance companies.

                              Focus on Intermediate
                                Noncallable Bonds

Our portfolio strategy over the Fund's most recent fiscal year has been to take advantage of opportunities to lock in a substantial income stream for the Fund over time by purchasing 10- to 15-year noncallable bonds. As of March 31, 23% of the Fund's securities had maturities in this range. We also looked for opportunities to add BBB-rated and non-rated bonds to the portfolio, though we were only able to find a few such issues that met our requirements, including Cleveland Cuyahoga Port Authority bonds. Higher yielding bonds, while carrying some additional credit risk, generally exhibit less interest rate sensitivity than municipal bonds rated A or above. The Fund held 18% of bonds in these two categories as of March 31. (For a summary of the Fund's quality, diversification, and maturity structure, see page 5.) Our continuing goal is to have an average effective maturity similar to that of the Lehman Brothers Municipal Bond Index, the Fund's benchmark, but with a superior, call-protected structure. As of March 31, the Fund's



                         7 -- Scudder Ohio Tax Free Fund
average effective maturity was approximately 10.5 years.

The Fund's overall quality remains high, with over 80% of portfolio securities rated A or better as of March 31. We continue to invest in a broad selection of Ohio municipal bonds, including hospital/healthcare, water and sewer revenue, and general obligation bonds.

                                  Three-Tiered
                               Long-Term Strategy

The Fund seeks to provide investors with a competitive level of federal and state tax-exempt income with total return as an additional objective. We continue to pursue these objectives by concentrating on three broad categories of Ohio municipal bonds:

o Noncallable bonds, which an issuer cannot redeem before the maturity date. When interest rates fall, bond issuers tend to reduce their borrowing expenses by redeeming "callable" existing bonds and issuing new securities that pay lower interest rates. Noncallable bonds provide a relatively stable stream of income and solid price appreciation potential over time. During the period, we sold bonds with weak call protection in favor of those with better call protection. As of March 31, 44% of bonds the Fund held were noncallable.

o Steeply discounted callable bonds, which are unlikely to be subject to early redemption at par value by their issuers.

o "Cushion" bonds. We balance the Fund's long-maturity bonds by purchasing so-called cushion bonds -- bonds with high coupons that compensate investors for the fact that they are likely to be redeemed by their issuer in a relatively short time and which demonstrate the price stability of shorter-term issues.

                                   Our Outlook

Though it is possible that the national economy's favorable momentum will carry over for the remainder of 1997, we believe that a slight slowdown could occur in the spring or summer. U.S. consumers, the major drivers of the country's economic growth, continue to be overextended: Credit card defaults recently matched levels last seen just after the 1989-90 recession. Deregulation of key industries worldwide, the globalization of economic activity, and technological advances continue to dampen any resurgence of inflation, and any signs that the economy is slowing even slightly could soothe the bond market and diminish upward pressure on rates coming from the Federal Reserve or market participants.



                         8 -- Scudder Ohio Tax Free Fund

In the near term, we will continue to focus on bonds with favorable call structures as well as search for high yield bonds that meet our credit standards. We will maintain a neutral average maturity for the Fund and, as always, pay close attention to credit quality as we pursue double-tax-free income and competitive total return for Scudder Ohio Tax Free Fund shareholders.

Sincerely,

Your Portfolio Management Team

/s/Donald C. Carleton       /s/Philip G. Condon
Donald C. Carleton          Philip G. Condon


                           Scudder Ohio Tax Free Fund:
                                     A Team
                              Approach to Investing

Scudder Ohio Tax Free Fund is managed by a team of Scudder investment professionals who each play an important role in the Fund's management process. Team members work together to develop investment strategies and select securities for the Fund. They are supported by Scudder's large staff of economists, research analysts, traders, and other investment specialists who work in our offices across the United States and abroad. We believe our team approach benefits Fund investors by bringing together many disciplines and leveraging Scudder's extensive resources.

Lead Portfolio Manager Donald C. Carleton assumed responsibilities for the Fund's day-to-day management and investment strategies in January 1995. Mr. Carleton has over 25 years of investment management experience and has worked at Scudder since 1983. Philip G. Condon, portfolio manager, became a member of the team in 1987 and has worked at Scudder since 1983. Mr. Condon has 17 years of experience in municipal investing and portfolio management.

Your Portfolio Management Team: Donald C. Carleton and Philip G. Condon


                         9 -- Scudder Ohio Tax Free Fund

                    Investment Portfolio as of March 31, 1997

                                                                                                    Credit
                                                                                 Principal         Rating (b)        Market
                                                                                 Amount ($)       (Unaudited)       Value ($)
------------------------------------------------------------------------------------------------------------------------------
Short-Term Municipal Investments 1.8%
------------------------------------------------------------------------------------------------------------------------------
Ohio
Cuyahoga County, OH, Health & Education, University Hospital of Cleveland,
  Daily Demand Note, 3.9%, 1/1/16* .............................................    100,000          MIG1              100,000
Hamilton County, OH, Franciscan Sisters of the Poor Health System, Series A,
  Daily Demand Note, 3.9%, 3/1/17* .............................................  1,400,000          MIG1            1,400,000
------------------------------------------------------------------------------------------------------------------------------
Total Short-Term Municipal Investments (Cost $1,500,000)                                                             1,500,000
------------------------------------------------------------------------------------------------------------------------------
Long-Term Municipal Investments 98.2%
------------------------------------------------------------------------------------------------------------------------------
Ohio
Beavercreek, OH, Local School District, 6.6%, 12/1/15 (c) ......................  1,000,000          AAA             1,113,050
Cleveland, OH, Waterworks Improvement, First Mortgage Revenue,
  Series 1992 F, 6.25%, 1/1/07 (c) .............................................  1,000,000          AAA             1,057,870
Cleveland, OH, Urban Renewal Tax Increment Rock & Roll Hall of Fame
  and Museum Project, 6.75%, 3/15/18 ...........................................  1,000,000          NR              1,007,280
Cleveland, OH, General Obligation:
  Series A, 6.3%, 7/1/06 (c) ...................................................  1,000,000          AAA             1,065,150
  5.3%, 9/1/08 (c) .............................................................  2,000,000          AAA             2,012,520
  Series 1993, 5.375%, 9/1/09 (c) ..............................................  1,700,000          AAA             1,708,330
Cleveland, OH, Public Power System Revenue, Series 1996-1, 6%, 11/15/11 (c) ....  1,050,000          AAA             1,101,125
Cleveland, OH, Public Power System Improvement Revenue:
  Series B, 7%, 11/15/17 .......................................................    750,000          A                 785,423
  Series 1994 A, Zero Coupon, 11/15/09 (c) .....................................  2,250,000          AAA             1,134,383
Cleveland, OH, Parking Facility Refunding Revenue Bonds, 6%, 9/15/09 (c) .......  1,385,000          AAA             1,471,230
Columbus, OH, General Obligation, Unlimited Tax,
  Sewer Improvement, 6%, 5/1/13 ................................................  1,000,000          AAA             1,032,220
Cuyahoga County, OH, General Obligation, Jail Facilities, Series 1991, ETM,
  Zero Coupon, 10/1/02*** ......................................................  1,500,000          NR              1,138,320
Cuyahoga County, OH, Hospital Facilities Revenue, Health Cleveland Inc.,
  Series 1993, 6.25%, 8/15/10 ..................................................  1,000,000          A               1,020,440
Cuyahoga County, OH, Port Authority Revenue, Port Revenue Docks PS-1
  Series 1997, 6%, 3/1/07 ......................................................  1,000,000          NR                975,190
Fairfield, OH, City School District, 7.2%, 12/1/09 (c) .........................  1,000,000          AAA             1,139,830
Franklin County, OH, Riverside United Methodist Hospital, Series A,
  5.75%, 5/15/12 ...............................................................  1,950,000          AA              1,936,253
Gateway Economic Development Corporation of Cleveland, OH,
  Stadium Revenue, 6.5%, 9/15/14 ...............................................  4,000,000          NR              3,959,160


    The accompanying notes are an integral part of the financial statements.

                        10 -- Scudder Ohio Tax Free Fund

                                                                                                    Credit
                                                                                 Principal        Rating (b)         Market
                                                                                Amount ($)        (Unaudited)       Value ($)
------------------------------------------------------------------------------------------------------------------------------
Gateway Economic Development Corporation of Cuyahoga County, OH,
  Excise Tax, Series 1990:
     7.2%, 9/1/01 ..............................................................  2,550,000          A               2,670,029
     7.5%, 9/1/05 ..............................................................  1,000,000          A               1,093,150
Hamilton County, OH, Sewer System Revenue:
  Improvement and Refunding, 5.45%, 12/1/09 (c) ................................  1,000,000          AAA             1,014,190
  Series 1991 A, Prefunded 6/1/01, 6.4%, 12/1/05** .............................    220,000          AAA               237,178
Hamilton County, OH, Sewer System Revenue Bonds, Unrefunded,
  Series 1991 A, 6.4%, 12/1/05 .................................................    530,000          AA                562,966
Hamilton County, OH, Health System Revenue, Franciscan Sisters of
  the Poor Health System, Providence Hospital, Series 1992, 6.8%, 7/1/08 .......  2,000,000          BBB             2,091,160
Hamilton County, OH, Hospital Facilities Revenue, Christ Hospital,
  Series 1991, 6.625%, 1/1/06 (c) ..............................................  1,000,000          AAA             1,051,700
Hilliard, OH, School District, Series 1996A, Capital Appreciation,
  Zero Coupon, 12/1/12 (c) .....................................................  1,655,000          AAA               688,215
Huber Heights, OH, Water System Revenue, Capital Appreciation,
  Zero Coupon, 12/1/12 .........................................................  1,005,000          AAA               417,919
Lorain County, OH, Hospital Refunding Revenue:
  EMH Regional Medical Center, 5%, 11/1/07 (c) .................................  1,000,000          AAA               982,240
  Humility of Mary Health Care System, Series A, 5.9%, 12/15/08 ................  1,000,000          A               1,013,520
Lorain, OH, Hospital Authority Refunding Revenue, Lakeland
  Community Hospital Inc., 6.5%, 11/15/12 ......................................  1,000,000          A               1,038,180
Lucas County, OH, Hospital Revenue:
  Flower Hospital, Series 1993, 6.125%, 12/1/13 ................................  1,375,000          BBB             1,478,180
  St. Vincent Medical Center, 5.25%, 8/15/20 (c) ...............................  1,900,000          AAA             1,726,435
Mahoning County, OH, General Obligation, Limited Tax,
  6.6%, 12/1/06 (c) ............................................................  1,100,000          AAA             1,185,525
Miami County, Ohio, Hospital Facilities, Revenue Refunding, Upper Valley
  Medical Center, 6.25%, 5/15/13 ...............................................  1,000,000          BBB             1,000,860
North Olmstead OH General Obligation:
  6.2%, 12/1/11 (c) ............................................................  1,000,000          AAA             1,077,080
  6.25%, 12/15/12 (c) ..........................................................  1,500,000          AAA             1,561,140
Northeast Ohio Regional Sewer District, Wastewater Improvement
  Revenue Refunding:
     5.5%, 11/15/12 (c) ........................................................  1,550,000          AAA             1,541,863
     5.6%, 11/15/13 (c) ........................................................  1,000,000          AAA               997,360


    The accompanying notes are an integral part of the financial statements.

                        11 -- Scudder Ohio Tax Free Fund

                                                                                                    Credit
                                                                                 Principal        Rating (b)         Market
                                                                                Amount ($)        (Unaudited)       Value ($)
------------------------------------------------------------------------------------------------------------------------------
Ohio Air Quality Development Authority, Pollution Control Revenue Refunding,
  Cleveland Electric Company, 8%, 12/1/13 (c) ..................................  1,250,000          AAA             1,435,425
Ohio General Obligation, Series 1994, 6%, 8/1/10 ...............................  1,000,000          AA              1,058,370
Ohio Higher Education Facilities Revenue:
  Case Western Reserve University, Refunding, 6.5%, 10/1/20 ....................  2,250,000          AA              2,472,210
  John Carroll University, Refunding, Series B, 5.3%, 11/15/14 .................  1,000,000          A                 952,620
  Oberlin College Project, Prerefunded 10/1/99, 7.1%, 10/1/12** ................    490,000          AAA               521,458
  University of Dayton Project, 7.25%, 12/1/12 (c) .............................  1,000,000          AAA             1,094,300
Ohio Higher Educational Facility Commission Refunding Revenue,
  Case Western Reserve University, 6%, 10/1/14 .................................  1,000,000          AA              1,046,540
Ohio Housing Finance Agency, Single-Family Mortgage Revenue,
  Series 1990 F, 7.6%, 9/1/16 ..................................................  1,410,000          AAA             1,487,818
Ohio Liquor Profits Refunding Bonds, Economic Development Revenue,
  Series 1989, 6.85%, 3/1/00 (c) ...............................................  1,000,000          AAA             1,060,880
Ohio Mortgage Revenue, International Order of Odd Fellows Home,
  8.150%, 8/1/17 (c) ...........................................................    150,000          AAA               156,596
Ohio Public Facilities Commission, Higher Educational Capital Facilities
  Revenue, Series 2B, 5.4%, 11/1/07 (c) ........................................  2,000,000          AAA             2,024,720
Ohio State Building Authority:
  Correctional Facilities Revenue, Series 1991 A, 6.5%, 10/1/04 ................  1,000,000          A               1,082,540
  Juvenile Correction Facilities, 6%, 10/1/06 ..................................  1,555,000          A               1,649,731
  Toledo Government Office Building, Series A, 8%, 10/1/07 .....................    500,000          AAA               580,300
  Worker's Compensation Facilities, William Green Building,
     Series 1993 A, 4.75%, 4/1/14 ..............................................  1,000,000          A                 881,540
Ohio Water Development Authority, Pollution Control Revenue,
  Ohio Edison Company Project, Series 1989 A, 7.625%, 7/1/23 ...................  1,140,000          BBB             1,192,406
Olmsted Falls, OH, City School District, General Obligation,
  Series 1991, 7.05%, 12/15/11 (c) .............................................  1,000,000          AAA             1,096,340
Solon, OH, School District, Series 1993, 5.3%, 12/1/13 .........................  1,000,000          AAA               952,080
Strongsville, OH, City School District, Series 1996, 5.35%, 12/1/11 (c) ........  1,000,000          AAA               988,920
Summit County, OH, General Obligation, 6.4%, 12/1/14 (c) .......................  1,000,000          AAA             1,055,180
Warren County, OH, Water Improvement, General Obligation,
  The P&G Project, Series 1995, 5.25%, 12/1/16 .................................  1,720,000          AA              1,615,489
Puerto Rico
Puerto Rico Aqueduct and Sewer Authority, Revenue Refunding, 6%, 7/1/09 ........  1,000,000          A               1,038,610
Puerto Rico Commonwealth, Highway & Transportation Authority,
  Series 1993W, 5.5%, 7/1/13 ...................................................  1,000,000          AAA               996,720


    The accompanying notes are an integral part of the financial statements.

                        12 -- Scudder Ohio Tax Free Fund

                                                                                                    Credit
                                                                                 Principal        Rating (b)         Market
                                                                                Amount ($)        (Unaudited)       Value ($)
------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Electric Power Authority, Power Revenue, Series 1994S,
  6.125%, 7/1/09 ...............................................................  2,000,000          AAA             2,158,340
Puerto Rico, General Obligation:
  Public Improvement Refunding, 5.4%, 7/1/07 ...................................  1,500,000          A               1,502,205
  Public Improvement, 6.6%, 7/1/13 (c) .........................................  1,000,000          AAA             1,100,430
University of Puerto Rico, University Systems, Series N, 6.25%, 6/1/08 (c) .....  1,000,000          AAA             1,092,450
Virgin Islands
Virgin Islands Public Finance Authority:
  General Obligation, Matching Fund Loan Notes, Series A, 7.25%, 10/1/18 .......  1,000,000          NR              1,079,800
  Highway Revenue, Series 1989, 7.7%, 10/1/04 ..................................  1,000,000          BBB             1,071,600
------------------------------------------------------------------------------------------------------------------------------
Total Long-Term Municipal Investments (Cost $78,640,061)                                                            81,532,282
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0% (Cost $80,140,061) (a)                                                         83,032,282
------------------------------------------------------------------------------------------------------------------------------

  (a) The cost for federal income tax purposes was $80,140,061. At March 31, 1997, net unrealized appreciation for all securities based on tax cost was $2,892,221. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $3,209,890 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $317,669.
  (b) All of the securities held have been determined to be of appropriate credit quality as required by the Fund's investment objectives. Credit ratings shown are assigned by either Standard & Poor's Ratings Group, Moody's Investors Service, Inc. or Fitch Investors Service, Inc. Unrated securities (NR) have been determined to be of comparable quality to rated eligible securities.
  (c) Bond is insured by one of these companies: AMBAC, FGIC, FHA or MBIA.
    * Floating rate and monthly, weekly, or daily demand notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the Treasury bill rate. Variable rate demand notes are securities whose yields are periodically reset at levels that are generally comparable to tax-exempt commercial paper. These securities are payable on demand within seven calendar days and normally incorporate an irrevocable letter of credit from a major bank. These notes are carried, for purposes of calculating average weighted maturity, at the longer of the period remaining until the next rate change or to the extent of the demand period.
   ** Prerefunded: Bonds which are prerefunded are collateralized by U.S.
      Treasury securities which are held in escrow and are used to pay principal and interest on the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
  *** ETM: Bonds bearing the description ETM (escrowed to maturity) are collateralized by U.S. Treasury securities which are held in escrow by a trustee and used to pay principal and interest on bonds so designated.


    The accompanying notes are an integral part of the financial statements.

                        13 -- Scudder Ohio Tax Free Fund

                              Financial Statements

                       Statement of Assets and Liabilities
                              as of March 31, 1997

 Assets
 ----------------------------------------------------------------------------------------------------------------------------
                  Investments, at market (identified cost $80,140,061) .............         $  83,032,282
                  Cash .............................................................                71,122
                  Interest receivable ..............................................             1,315,774
                  Receivable for Fund shares sold ..................................               136,620
                  Other assets .....................................................                 1,963
                                                                                             ----------------
                  Total assets .....................................................            84,557,761
 Liabilities
 ----------------------------------------------------------------------------------------------------------------------------
                  Dividends payable ................................................               140,927
                  Payable for Fund shares redeemed .................................               227,158
                  Accrued management fee ...........................................                28,753
                  Other accrued expenses ...........................................                51,914
                                                                                             ----------------
                  Total liabilities ................................................               448,752
                  -------------------------------------------------------------------------------------------
                  Net assets, at market value                                                $  84,109,009
                  -------------------------------------------------------------------------------------------
 Net Assets
 ----------------------------------------------------------------------------------------------------------------------------
                  Net assets consist of:
                  Unrealized appreciation on investments ...........................             2,892,221
                  Accumulated net realized loss ....................................              (151,178)
                  Paid-in capital ..................................................            81,367,966
                  -------------------------------------------------------------------------------------------
                  Net assets, at market value                                                $  84,109,009
                  -------------------------------------------------------------------------------------------
 Net Asset Value
 ----------------------------------------------------------------------------------------------------------------------------
                  Net Asset Value, offering and redemption price per share
                     ($84,109,009 / 6,502,200 outstanding shares of
                     beneficial interest, $.01 par value, unlimited                          ----------------
                     number of shares authorized) ..................................         $       12.94
                                                                                             ----------------


    The accompanying notes are an integral part of the financial statements.

                        14 -- Scudder Ohio Tax Free Fund

                             Statement of Operations
                            year ended March 31, 1997

 Investment Income
 ------------------------------------------------------------------------------------------------------------------------------
                  Income:
                  Interest .........................................................         $   4,870,995
                                                                                             -----------------

                  Expenses:
                  Management fee ...................................................               509,970
                  Services to shareholders .........................................                83,779
                  Custodian and accounting fees ....................................                63,094
                  Trustees' fees and expenses ......................................                15,012
                  Auditing .........................................................                30,365
                  Reports to shareholders ..........................................                25,024
                  Legal ............................................................                 6,826
                  Registration fees ................................................                 5,331
                  Other ............................................................                 5,098
                                                                                             -----------------
                  Total expenses before reductions .................................               744,499
                  Expense reductions ...............................................              (319,532)
                                                                                             -----------------
                  Expenses, net ....................................................               424,967
                  --------------------------------------------------------------------------------------------
                  Net investment income                                                          4,446,028
                  --------------------------------------------------------------------------------------------

 Realized and unrealized gain on investment transactions
 ------------------------------------------------------------------------------------------------------------------------------
                  Net realized gain from investment transactions ...................               192,252
                  Net unrealized depreciation on investments during the period .....               (39,047)
                  --------------------------------------------------------------------------------------------
                  Net gain on investment transactions                                              153,205
                  --------------------------------------------------------------------------------------------
                  --------------------------------------------------------------------------------------------
                  Net increase in net assets resulting from operations                       $   4,599,233
                  --------------------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

                        15 -- Scudder Ohio Tax Free Fund

                       Statements of Changes in Net Assets

                                                                                        Years Ended March 31,
 Increase (Decrease) in Net Assets                                                     1997              1996
 --------------------------------------------------------------------------------------------------------------------------
                Operations:
                Net investment income .........................................  $   4,446,028      $   4,292,314
                Net realized gain from investment transactions ................        192,252            778,640
                Net unrealized appreciation (depreciation) on investments
                   during the period ..........................................        (39,047)           984,684
                                                                                 ---------------    ---------------
                Net increase in net assets resulting from operations ..........      4,599,233          6,055,638
                                                                                 ---------------    ---------------
                Distributions to shareholders:
                From net investment income ....................................     (4,446,028)        (4,292,314)
                                                                                 ---------------    ---------------
                From net realized gains from investment transactions ..........       (249,065)          (708,420)
                                                                                 ---------------    ---------------
                Fund share transactions:
                Proceeds from shares sold .....................................     15,734,963          9,467,393
                Net asset value of shares issued to shareholders in
                   reinvestment of distributions ..............................      3,010,355          3,377,267

                Cost of shares redeemed .......................................    (18,190,160)        (8,635,781)
                                                                                 ---------------    ---------------
                Net increase in net assets from Fund share transactions .......        555,158          4,208,879
                                                                                 ---------------    ---------------
                Increase in net assets ........................................        459,298          5,263,783
                Net assets at beginning of period .............................     83,649,711         78,385,928
                                                                                 ---------------    ---------------
                Net assets at end of period ...................................  $  84,109,009      $  83,649,711
                                                                                 ---------------    ---------------
 Other Information
 --------------------------------------------------------------------------------------------------------------------------------
                Increase (decrease) in Fund shares
                Shares outstanding at beginning of period .....................      6,457,717          6,140,345
                                                                                 ---------------    ---------------
                Shares sold ...................................................      1,211,448            720,794
                Shares issued to shareholders in reinvestment of
                   distributions ..............................................        230,889            258,369
                Shares redeemed ...............................................     (1,397,854)          (661,791)
                                                                                 ---------------    ---------------
                Net increase in Fund shares ...................................         44,483            317,372
                                                                                 ---------------    ---------------
                Shares outstanding at end of period ...........................      6,502,200          6,457,717
                                                                                 ---------------    ---------------


    The accompanying notes are an integral part of the financial statements.

                        16 -- Scudder Ohio Tax Free Fund

                              Financial Highlights

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                                                     For the Period
                                                                                                                      May 28, 1987
                                                                                                                    (commencement of
                                                                                                                     operations) to
                                                       Years Ended March 31,                                            March 31,
                               1997      1996      1995      1994      1993      1992      1991      1990      1989       1988
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning    ---------------------------------------------------------------------------------------------------
   of period ...............  $ 12.95   $ 12.77   $ 12.68   $ 13.13   $ 12.47   $ 12.14   $ 11.97   $ 11.94   $ 11.65   $ 12.00
                              ---------------------------------------------------------------------------------------------------
Income from investment
   operations:
Net investment income ......      .68       .69       .70       .70       .72       .75       .78       .82       .79       .66
Net realized and unrealized
   gain (loss) on
   investments .............      .03       .30       .13      (.35)      .85       .36       .23       .10       .36      (.40)
Total from investment         ---------------------------------------------------------------------------------------------------
   operations ..............      .71       .99       .83       .35      1.57      1.11      1.01       .92      1.15       .26
                              ---------------------------------------------------------------------------------------------------
Less distributions from:
Net investment income ......     (.68)     (.69)     (.70)     (.70)     (.72)     (.75)     (.78)     (.82)     (.84)     (.61)
Net realized gains on
   investment transactions .     (.04)     (.12)       --      (.08)     (.19)     (.03)     (.06)     (.07)     (.02)       --
In excess of net realized
   gains ...................       --        --      (.04)     (.02)       --        --        --        --        --        --
                              ---------------------------------------------------------------------------------------------------
Total distributions ........     (.72)     (.81)     (.74)     (.80)     (.91)     (.78)     (.84)     (.89)     (.86)     (.61)
                              ---------------------------------------------------------------------------------------------------
Net asset value, end of       ---------------------------------------------------------------------------------------------------
   period ..................  $ 12.94   $ 12.95   $ 12.77   $ 12.68   $ 13.13   $ 12.47   $ 12.14   $ 11.97   $ 11.94   $ 11.65
                              ---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Total Return (%) (a) .......     5.58      7.85      6.82      2.48     13.04      9.33      8.75      7.80     10.83      2.30**
Ratios and Supplemental
   Data
Net assets, end of period
   ($ millions) ............       84        84        78        80        69        51        37        25        12         6
Ratio of operating expenses,
   net to average daily net
   assets (%) (a) ..........      .50       .50       .50       .50       .50       .50       .50       .50       .50       .50*
Ratio of operating
   expenses before expense
   reductions, to average
   daily net assets (%) ....      .88       .89       .91       .90       .95      1.03      1.21      1.62      2.14      4.51*
Ratio of net investment
   income to average daily
   net assets (%) ..........     5.23      5.30      5.59      5.23      5.61      6.05      6.50      6.74      7.13      7.17*
Portfolio turnover rate (%)      9.66      19.6      19.9      12.2      34.7      13.2      22.6      15.9      35.7     105.5*

 (a) Total returns are higher due to maintenance of the Fund's expenses.
 *   Annualized
 **  Not annualized


                        17 -- Scudder Ohio Tax Free Fund

                          Notes to Financial Statements

                       A. Significant Accounting Policies

Scudder Ohio Tax Free Fund (the "Fund") is a non-diversified series of Scudder State Tax Free Trust (the "Trust"). The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. There are currently six series in the Trust.

The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio debt securities with remaining maturities greater than sixty days are valued by pricing agents approved by the Officers of the Fund, which quotations reflect broker/dealer-supplied valuations and electronic data processing techniques. If the pricing agents are unable to provide such quotations, the most recent bid quotation supplied by a bona fide market maker shall be used. All other debt securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board of Trustees. Short-term investments having a maturity of sixty days or less are valued at amortized cost.

Amortization and Accretion. All premiums and original issue discounts are amortized/accreted for both tax and financial reporting purposes.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, the Fund paid no federal income taxes and no provision for federal income taxes was required.

Distribution of Income and Gains. All of the net investment income of the Fund is declared as a dividend to shareholders of record as of the close of business each day and is paid to shareholders monthly. During any particular year, net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, will be distributed to shareholders. An additional distribution may be made to the extent necessary to avoid the payment of a four percent federal excise tax.

The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles. As a result, net investment income and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The Fund uses the specific identification method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Other. Investment security transactions are accounted for on a trade date basis. Distributions of net realized gains to shareholders are recorded on the ex-dividend date. Interest income is accrued pro rata to the earlier of the call or maturity date.

                      B. Purchases and Sales of Securities

During the year ended March 31, 1997, purchases and sales of municipal securities (excluding short-term investments) aggregated $9,864,278 and $7,791,225, respectively.


                        18 -- Scudder Ohio Tax Free Fund

                               C. Related Parties

Under the Fund's Investment Advisory Agreement (the "Agreement") with Scudder, Stevens & Clark, Inc. (the "Adviser"), the Fund agrees to pay the Adviser a fee equal to an annual rate of approximately 0.60% of the Fund's average daily net assets, computed and accrued daily and payable monthly. The Adviser determines the securities, instruments, and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Adviser provides certain administrative services in accordance with the Agreement. The Adviser has agreed not to impose all or a portion of its management fee until July 31, 1997 and during such period to maintain the annualized expenses of the Fund at not more than 0.50% of average daily net assets. For the year ended March 31, 1997, the Adviser imposed fees amounting to $190,438 of which $28,753 was unpaid at March 31, 1997 and the portion not imposed amounted to $319,532 at March 31, 1997.

Scudder Service Corporation ("SSC"), a subsidiary of the Adviser, is the transfer, dividend-paying and shareholder service agent for the Fund. For the year ended March 31, 1997, the amount charged to the Fund by SSC aggregated $58,820 of which $5,048 is unpaid at March 31, 1997.

Scudder Fund Accounting Corporation ("SFAC"), a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund. For the year ended March 31, 1997, the amount charged to the Fund by SFAC aggregated $36,000, of which $3,000 was unpaid at March 31, 1997.

The Trust pays each Trustee not affiliated with the Adviser $12,000 annually, divided equally among the series of the Trust, plus specified amounts for attended board and committee meetings. For the year ended March 31, 1997, Trustees' fees and expenses charged to the Fund aggregated $15,012.


                        19 -- Scudder Ohio Tax Free Fund

                        Report of Independent Accountants

To the Trustees of Scudder State Tax Free Trust and the Shareholders of Scudder Ohio Tax Free Fund:

We have audited the accompanying statement of assets and liabilities of Scudder Ohio Tax Free Fund, including the investment portfolio, as of March 31, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the nine years in the period then ended, and for the period May 28, 1987 (commencement of operations) to March 31, 1988. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Scudder Ohio Tax Free Fund as of March 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the nine years in the period then ended, and for the period May 28, 1987 (commencement of operations) to March 31, 1988, in conformity with generally accepted accounting principles.

Boston, Massachusetts                                  COOPERS & LYBRAND L.L.P.
May 15, 1997


                        20 -- Scudder Ohio Tax Free Fund

                                Tax Information

The Fund paid distributions of $.023 per share from net long-term capital gains during its year ended March 31, 1997. Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $184,532 as capital gain dividends for its year ended March 31, 1997.

Of the dividends paid by the Fund from net investment income for the year ended March 31, 1997, 100% constituted exempt interest dividends for regular federal income tax and Ohio personal income tax purposes.

Please consult a tax adviser if you have any questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your Scudder Fund account, please call a Scudder Investor Relations Representative at 1-800-225-5163.


                        21 -- Scudder Ohio Tax Free Fund

                                    This Page
                                  intentionally
                                   left blank.

                        22 -- Scudder Ohio Tax Free Fund

                                    This Page
                                  intentionally
                                   left blank.



                        23 -- Scudder Ohio Tax Free Fund

                              Officers and Trustees

David S. Lee*
President and Trustee

Henry P. Becton, Jr.
Trustee; President and General Manager, WGBH Educational Foundation

E. Michael Brown*
Trustee

Dawn-Marie Driscoll
Trustee; Executive Fellow; President, Driscoll Associates

Peter B. Freeman
Trustee; Corporate Director and Trustee

Dudley H. Ladd*
Trustee

Wesley W. Marple, Jr.
Trustee; Professor of Business Administration, Northeastern University

Daniel Pierce*
Trustee

Jean C. Tempel
Trustee; General Partner,
TL Ventures

Donald C. Carleton*
Vice President

Philip G. Condon*
Vice President

Jerard K. Hartman*
Vice President

Thomas W. Joseph*
Vice President

Jeremy L. Ragus*
Vice President

Rebecca Wilson*
Vice President

Thomas F. McDonough*
Vice President and Secretary

Pamela A. McGrath*
Vice President and Treasurer

Edward J. O'Connell*
Vice President and Assistant Treasurer

*Scudder, Stevens & Clark, Inc.


                        24 -- Scudder Ohio Tax Free Fund

                        Investment Products and Services

The Scudder Family of Funds+++
--------------------------------------------------------------------------------

Money Market
------------
   Scudder U.S. Treasury Money Fund
   Scudder Cash Investment Trust

Tax Free Money Market+
----------------------
   Scudder Tax Free Money Fund
   Scudder California Tax Free Money Fund*
   Scudder New York Tax Free Money Fund*

Tax Free+
---------
   Scudder Limited Term Tax Free Fund
   Scudder Medium Term Tax Free Fund
   Scudder Managed Municipal Bonds
   Scudder High Yield Tax Free Fund
   Scudder California Tax Free Fund*
   Scudder Massachusetts Limited Term
      Tax Free Fund*
   Scudder Massachusetts Tax Free Fund*
   Scudder New York Tax Free Fund*
   Scudder Ohio Tax Free Fund*
   Scudder Pennsylvania Tax Free Fund*

U.S. Income
-----------
   Scudder Short Term Bond Fund
   Scudder Zero Coupon 2000 Fund
   Scudder GNMA Fund
   Scudder Income Fund
   Scudder High Yield Bond Fund

Global Income
-------------
   Scudder Global Bond Fund
   Scudder International Bond Fund
   Scudder Emerging Markets Income Fund

Asset Allocation
----------------
   Scudder Pathway Conservative Portfolio
   Scudder Pathway Balanced Portfolio
   Scudder Pathway Growth Portfolio
   Scudder Pathway International Portfolio

U.S. Growth and Income
----------------------
   Scudder Balanced Fund
   Scudder Growth and Income Fund

U.S. Growth
-----------
  Value
     Scudder Large Company Value Fund
     Scudder Value Fund
     Scudder Small Company Value Fund
     Scudder Micro Cap Fund

  Growth
     Scudder Classic Growth Fund
     Scudder Large Company Growth Fund
     Scudder Development Fund
     Scudder 21st Century Growth Fund

Global Growth
-------------
  Worldwide
     Scudder Global Fund
     Scudder International Fund
     Scudder Global Discovery Fund
     Scudder Emerging Markets Growth Fund
     Scudder Gold Fund

  Regional
     Scudder Greater Europe Growth Fund
     Scudder Pacific Opportunities Fund
     Scudder Latin America Fund
     The Japan Fund

Retirement Programs
-------------------
   IRA
   SEP IRA
   Keogh Plan
   401(k), 403(b) Plans
   Scudder Horizon Plan *+++ +++
    (a variable annuity)

Closed-End Funds#
--------------------------------------------------------------------------------
   The Argentina Fund, Inc.
   The Brazil Fund, Inc.
   The First Iberian Fund, Inc.
   The Korea Fund, Inc.
   The Latin America Dollar Income Fund, Inc.
   Montgomery Street Income Securities, Inc.
   Scudder New Asia Fund, Inc.
   Scudder New Europe Fund, Inc.
   Scudder World Income  Opportunities
    Fund, Inc.

For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +++Funds within categories are listed in order from expected least risk to most risk. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *Not available in all states. +++ +++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder, Stevens & Clark, Inc., are traded on various stock exchanges.



                        25 -- Scudder Ohio Tax Free Fund

                                Scudder Solutions

Convenient ways to invest, quickly and reliably:
--------------------------------------------------------------------------------------------------------------------------

          Automatic Investment Plan                                    AutoBuy

          A convenient investment program in which you designate       Lets you purchase Scudder fund shares
          the purchase details and the bank account, and money is      electronically, avoiding potential mailing delays;
          electronically debited from that account monthly to          designate a bank account and the transaction
          regularly purchase fund shares and "dollar cost average"     details, and money for each of your transactions is
          -- buy more shares when the fund's price is higher and       electronically debited from that account.
          fewer when it's lower, which can reduce your average
          purchase price over time.

          Automatic Dividend Transfer                                  Payroll Deduction and Direct Deposit

          The most timely, reliable, and convenient way to             Have all or part of your paycheck -- even government
          purchase shares -- use distributions from one Scudder        checks -- invested in up to four Scudder funds at
          fund to purchase shares in another, automatically            one time.
          (accounts with identical registrations or the same
          social security or tax identification number).


          Dollar cost averaging involves continuous investment in securities regardless of price fluctuations and does not assure a profit or protect against loss in declining markets.
          Investors should consider their ability to continue such a plan through periods of low price levels.

Around-the-clock electronic account service and information, including some transactions:
--------------------------------------------------------------------------------------------------------------------------

          Scudder Automated Information Line: SAIL(tm)                 Scudder's Web Site -- http://funds.scudder.com
          1-800-343-2890
                                                                       Scudder Electronic Account Services: Offering
          Personalized account information, the ability to             account information and transactions, interactive
          exchange or redeem shares, and information on other          worksheets, prospectuses and applications for all
          Scudder funds and services via touchtone telephone.          Scudder funds, plus your current asset allocation,
                                                                       whenever you need them. Scudder's Site also
                                                                       provides news about Scudder funds, retirement
                                                                       planning information, and more.

Retirees and those who depend on investment proceeds for living expenses can enjoy these convenient, timely, and reliable automated withdrawal programs:
--------------------------------------------------------------------------------------------------------------------------

          Automatic Withdrawal Plan                                    AutoSell

          You designate the bank account, determine the schedule       Provides speedy access to your money by
          (as frequently as once a month) and amount of the            electronically crediting your redemption proceeds
          redemptions, and Scudder does the rest.                      to the bank account you designate.

          DistributionsDirect

          Automatically deposits your fund distributions into the bank account you designate within three business days after each distribution is paid.

For more information about these services, call a Scudder representative at 1-800-225-5163
--------------------------------------------------------------------------------------------------------------------------



                        26 -- Scudder Ohio Tax Free Fund

Mutual Funds and More -- Brokerage and Guidance Services:
--------------------------------------------------------------------------------------------------------------------------

          Scudder Brokerage Services                             Scudder Portfolio Builder

          Offers you access to a world of investments,           A free service designed to help suggest ways investors like
          including stocks, corporate bonds, Treasuries, plus    you can diversify your portfolio among domestic and global,
          over 6,000 mutual funds from at least 150 mutual       as well as equity, fixed-income, and money market funds,
          fund companies. And Scudder Fund FolioSM provides      using Scudder funds.
          investors with access to a marketplace of more than
          500 no-load funds from well-known companies-with no    Personal  Counsel from Scudder(sm)
          transaction fees or commissions. Scudder               Developed for investors who prefer the benefits of no-load
          shareholders can take advantage of a Scudder           Scudder funds but want ongoing professional assistance in
          Brokerage account already reserved for them, with      managing a portfolio. Personal Counsel(sm) is a highly
          no minimum investment. For information about           customized, fee-based asset management service for
          Scudder Brokerage Services, call 1-800-700-0820.       individuals investing $100,000 or more.


          Fund Folio funds held less than six months will be charged a fee for redemptions. You can buy shares directly from the fund itself or its principal underwriter or distributor without paying this fee. Scudder Brokerage Services, Inc., 42 Longwater Drive, Norwell, MA 02061.
          Member SIPC.

          Personal Counsel From Scudder(sm) and Personal Counsel(sm) are service marks of and represent a program offered by Scudder Investor Services, Inc., Adviser.

For more information about these services, call a Scudder representative at 1-800-225-5163
--------------------------------------------------------------------------------------------------------------------------

Additional Information on How to Contact Scudder:
--------------------------------------------------------------------------------------------------------------------------

          For existing account services and transactions         Please address all written correspondence to
          Scudder Investor Relations -- 1-800-225-5163           The Scudder Funds
                                                                 P.O. Box 2291
          For establishing 401(k) and 403(b) plans               Boston, Massachusetts
          Scudder Defined Contribution Services --               02107-2291
          1-800-323-6105
                                                                 Or Stop by a Scudder Funds Center
          For information about The Scudder Funds, including     Many shareholders enjoy the personal, one-on-one service of
          additional applications and prospectuses, or for       the Scudder Funds Centers. Check for a Funds Center near
          answers to investment questions                        you -- they can be found in the following cities:

          Scudder Investor Relations --  1-800-225-2470          Boca Raton            Chicago           San Francisco
                   Investor.Relations@scudder.com                Boston                New York

          New From Scudder: Pathway Series

          In a complex financial world, Scudder Pathway Series is a refreshingly simple concept. With one investment, Pathway gives you instant access to broad diversification in U.S. markets and across the globe. Select from four Portfolios -- Conservative, Balanced, Growth, or
          International -- each with a distinct investment objective that can match your goals. Each
          Portfolio, rather than investing in individual securities, invests in carefully selected
          Scudder mutual funds.

          The share price of each Pathway Series portfolio will fluctuate and the risk associated with each portfolio is determined by the securities held in each underlying Scudder fund. Contact
          Scudder Investor Services, Inc., Distributor, for a prospectus which contains more complete information, including management fees and other expenses. Please read it carefully before you invest or send money.

                        27 -- Scudder Ohio Tax Free Fund

Celebrating Over 75 Years of Serving Investors

Established in 1919 by Theodore Scudder, Sidney Stevens, and F. Haven Clark, Scudder, Stevens & Clark was the first independent investment counsel firm in the United States. Since its birth, Scudder's pioneering spirit and commitment to professional long-term investment management have helped shape the investment industry. In 1928, we introduced the nation's first no-load mutual fund. Today we offer over 40 pure no load(TM) funds, including the first international mutual fund offered to U.S. investors.

Over the years, Scudder's global investment perspective and dedication to research and fundamental investment disciplines have helped us become one of the largest and most respected investment managers in the world. Though times have changed since our beginnings, we remain committed to our long-standing principles: managing money with integrity and distinction; keeping the interests of our clients first; providing access to investments and markets that may not be easily available to individuals; and making investing as simple and convenient as possible through friendly, comprehensive service.

This information must be preceded or accompanied by a current prospectus.

Portfolio changes should not be considered recommendations for action by individual investors.

SCUDDER

Scudder
Pennsylvania Tax Free Fund

Annual Report
March 31, 1997

For investors seeking double-tax-free income exempt from both Pennsylvania and regular federal income taxes

A pure no-load(TM) fund with no commissions to buy, sell, or exchange shares.


SCUDDER

                                Table of Contents

   2  In Brief
   3  Letter from the Fund's President
   4  Performance Update
   5  Portfolio Summary
   6  Portfolio Management Discussion
  10  Investment Portfolio
  14  Financial Statements
  17  Financial Highlights
  18  Notes to Financial Statements
  20  Report of Independent Accountants
  21  Tax Information
  24  Officers and Trustees
  25  Investment Products and Services
  26  Scudder Solutions

                                    In Brief

o Scudder Pennsylvania Tax Free Fund received a four-star rating from Morningstar, reflecting "above-average" risk-adjusted performance through March 31, 1997.*


o As of March 31, 1997, Scudder Pennsylvania Tax Free Fund's 30-day net annualized SEC yield was 5.07%, equivalent to an 8.64% taxable yield for Pennsylvania investors subject to the 41.29% combined federal and state income tax rate.

THE PRINTED DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART TITLE:  30-Day Yield on March 31, 1997

BAR CHART DATA:

           Scudder              Taxable Yield
        Pennsylvania           Needed to Equal
        Tax Free Fund         the Fund's Yield

            5.07%                   8.64%

o For the one-year period ended March 31, 1997, Scudder Pennsylvania Tax Free Fund posted a total return of 5.30%, compared with the 4.95% average return of 63 similar funds tracked by Lipper Analytical Services over the same time frame. See page 6 for additional information on the Fund's rankings.

* For your information, these ratings are subject to change every month and are calculated from the Fund's five-year average annual return in excess of 90-day Treasury bill returns with appropriate fee adjustments, and a risk factor that reflects fund performance below T-bill returns. The Fund received four stars for three- and five-year performance, and was rated among 1,237 and 601 municipal funds for the respective periods. Of the funds rated, 10% received five stars, and 22.5% received four stars. Past performance is no guarantee of future returns.



                     2 -- Scudder Pennsylvania Tax Free Fund

                        Letter From the Fund's President

Dear Shareholders,

     We are pleased to report to you on Scudder Pennsylvania Tax Free Fund's performance over its most recent fiscal year ended March 31, 1997. In addition to the Fund's four-star Morningstar rating as of March 31 (see "In Brief" on page 2), the Fund placed in the top one third of similar Pennsylvania tax free funds tracked by Lipper for total return performance over one-, three- and five-year periods. The Fund posted a 5.07% 30-day net annualized SEC yield as of March 31, which is equivalent to a taxable yield of 8.64% for investors in the top Pennsylvania tax bracket. As outlined in the discussion that follows, throughout the fiscal year the Fund's portfolio management team has focused on intermediate-term noncallable bonds and kept overall portfolio quality high in pursuit of high yields and favorable returns. Please read the discussion beginning on page 6 for more information.

     As part of Scudder's ongoing efforts to meet the needs of investors, last fall we launched an innovative new product called Scudder Pathway Series. A "fund of funds," Pathway Series is a collection of four distinct portfolios -- Conservative, Balanced, Growth, and International -- that offers flexibility, diversification, and simplicity. Each portfolio invests in a diverse mix of Scudder funds, and each is geared toward people with different investment goals and risk tolerances. Moreover, a team of Scudder's investment professionals rebalances the mix within the portfolios as market conditions warrant.

     Before closing, we'd also like to take this opportunity to tell you that the Scudder Family of Funds was recently recognized by Morningstar* for stability in management and conformity to investment style. The mutual fund rating service ranked Scudder fourth among 20 leading mutual fund companies for overall management consistency. We are pleased with this superior track record and will strive to maintain our reputation for consistency going forward. Please see pages 25 through 27 for more information on Scudder products and services. As always, please call a Scudder Investor Information representative at 1-800-225-2470 if you have questions about your account or any Scudder fund.

     Sincerely,



     /s/David S. Lee
     David S. Lee
     President,
     Scudder Pennsylvania Tax Free Fund

*    Morningstar Investor, February 1997


                     3 -- Scudder Pennsylvania Tax Free Fund

PERFORMANCE UPDATE as of March 31, 1997
----------------------------------------------------------------
Fund Index Comparisons
----------------------------------------------------------------

                            Total Return
Period           Growth    --------------
Ended              of                Average
3/31/97         $10,000   Cumulative  Annual
--------------------------------------------
Scudder Pennsylvania Tax Free Fund
--------------------------------------------
1 Year          $ 10,530     5.30%     5.30%
5 year          $ 14,086    40.86%     7.09%
Life of Fund*   $ 20,951   109.51%     7.80%
--------------------------------------------
Lehman Brothers Municipal Bond Index
--------------------------------------------
1 Year          $ 10,545     5.45%     5.45%
5 Year          $ 14,137    41.37%     7.16%
Life of Fund*   $ 21,834   118.34%     8.26%
--------------------------------------------
*The Fund commenced operations on May 28, 1987. Index comparisons begin May 31, 1987.

-----------------------------------------------------------------
Growth of a $10,000 Investment
-----------------------------------------------------------------

A chart in the form of a line graph appears here, illustrating the Growth of a $10,000 Investment.
The data points from the graph are as follows:

Scudder Pennsylvania Tax Free Fund
Year            Amount
----------------------
5/87*          $10,000
88             $10,399
89             $11,484
90             $12,489
91             $13,436
92             $14,874
93             $16,835
94             $17,289
95             $18,516
96             $19,896
97             $20,951

LEHMAN BROTHERS MUNICIPAL BOND INDEX
Year            Amount
----------------------
5/87*          $10,000
88             $10,847
89             $11,627
90             $12,855
91             $14,040
92             $15,445
93             $17,380
94             $17,782
95             $19,104
96             $20,705
97             $21,834

Yearly periods ended March 31

The unmanaged Lehman Brothers Municipal Bond Index is a market-weighted measure of municipal bonds issued across the United States. Index issues have a credit rating of at least Baa and a maturity of at least two years. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses.

-----------------------------------------------------------------
Returns and Per Share Information
-----------------------------------------------------------------

A chart in the form of a bar graph appears here, illustrating the Fund Total Return (%) and Index Total
Return (%) with the exact data points listed in the table below.

Yearly Periods Ended March 31

                       1988*    1989      1990      1991      1992      1993      1994      1995      1996      1997
                     ------------------------------------------------------------------------------------------------
NET ASSET VALUE...   $ 11.80  $ 12.08   $ 12.27   $ 12.35   $ 12.80   $ 13.46   $ 13.01   $ 13.13   $ 13.31   $ 13.27
INCOME DIVIDENDS..   $   .59  $   .85   $   .84   $   .82   $   .77   $   .76   $   .75   $   .73   $   .71   $   .71
CAPITAL GAINS
DISTRIBUTIONS.....   $   -    $   .06   $   .01   $   -     $   .07   $   .21   $   .09   $   .03   $   .07   $   .02
FUND TOTAL
RETURN (%)........      3.39    11.00      8.75      7.58     10.70     13.19      2.70      7.09      7.45      5.30
INDEX TOTAL
RETURN (%)........      8.48     7.21     10.56      9.22     10.02     12.52      2.32      7.43      8.38      5.45

All performance is historical and assumes reinvestment of all dividends and capital gains and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. If the Advisor had not temporarily capped expenses, the average annual total return for the Fund for the one year, five year, and life of Fund periods would have been lower.


                     4 -- Scudder Pennsylvania Tax Free Fund

PORTFOLIO SUMMARY as of March 31, 1997

---------------------------------------------------------------------------
Diversification
---------------------------------------------------------------------------
General Obligations                23%
Hospital/Health                    23%
Water/Sewer Revenue                17%
Pollution Control/
Industrial Development              6%
Electric Utility Revenue            6%
Sales Specialty Tax                 5%
Housing Finance Authority           4%
Core Cities/Lease                   4%
Resource Recovery                   4%
Miscellaneous Municipal             8%
--------------------------------------
                                  100%
--------------------------------------

A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.

We continue to invest in a broad
selection of Pennsylvania
municipal bonds, including
hospital/healthcare, water and
sewer revenue, and general
obligation bonds.

--------------------------------------------------------------------------
Quality
--------------------------------------------------------------------------
AAA                                71%
AA                                  4%
A                                   5%
BBB                                15%
Not Rated                           5%
--------------------------------------
                                  100%
--------------------------------------

Weighted average quality: AA

A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.

The Fund's overall quality
remains high, with 80% of
portfolio securities rated A or
better.

--------------------------------------------------------------------------
Effective Maturity
--------------------------------------------------------------------------
Less than 1 year                    4%
1-5 years                          15%
5-10 years                         31%
10-20 years                        45%
Greater than 20 years               5%
--------------------------------------
                                  100%
--------------------------------------

Weighted average effective maturity: 10.51 years

A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.

During the period, we took
advantage of opportunities to
lock in a substantial income
stream for the Fund over time by
purchasing 10- to 15-year
noncallable bonds.

-----------------------------------------------------------------------------
For more complete details about the Fund's investment portfolio, see page 10.

                     5 -- Scudder Pennsylvania Tax Free Fund

                         Portfolio Management Discussion
Dear Shareholders,

Scudder Pennsylvania Tax Free Fund performed well over a fiscal year that witnessed mixed performance for Pennsylvania municipal bonds, and ended with an interest rate hike by the Federal Reserve. On March 31, 1997, the Fund's 30-day net annualized SEC yield was 5.07%, equivalent to a taxable yield of 8.64% for shareholders subject to the 41.29% maximum combined state and federal income tax rate. The Fund's "tax-equivalent" yield is significantly higher than current yields available from taxable investments of similar maturity and credit quality.

During a 12-month period that saw little price movement in the intermediate-maturity municipal bonds the Fund primarily invests in, the Fund's share price declined $0.04 to $13.27 per share. The modest decline in the Fund's share price along with distributions during the fiscal year of $0.71 in interest income and $0.02 in long-term capital gains combined to produce a total return of 5.30% for the Fund over the fiscal year ended March 31, 1997. The Fund's return compares favorably with the 4.95% average total return of similar funds tracked by Lipper Analytical Services over the same period. The Fund also placed in the top one third of similar Pennsylvania tax free funds tracked by Lipper for total return performance over one-, three-, and five-year periods.

---------------------------------------------------------------

Scudder Pennsylvania Tax Free Fund:
Consistently Topping the Averages

Average annual returns for periods ended March 31, 1997

---------------------------------------------------------------
               Scudder
              Pennsylvania      Lipper
             Tax Free Fund      average        Number of Funds
  Period        return        annual return       tracked
---------------------------------------------------------------
 1 year          5.30%           4.95%              63

 3 years         6.60%           6.19%              43

 5 years         7.09%           6.85%              24
---------------------------------------------------------------

Past performance does not guarantee future results.

                               Pennsylvania Update

The Commonwealth of Pennsylvania continues to benefit from the strength of the local and national economies, although at a more subdued level than other states in the Northeast. Job growth and revenue receipts are outpacing projections and the Commonwealth is expected to complete its 1997 fiscal year with its fifth consecutive General Fund surplus. Pennsylvania's fiscal year 1998 budget has been restricted to growth of 2.7%. And the Commonwealth has a low debt burden. Per capita debt is $418, or 66% of the national average.

     The Commonwealth has been able to channel the growth in its economy into additional new jobs, resulting in an unemployment rate of 5.3% in 1996, the lowest figure in six years and slightly below the national average. Growth in service-related jobs continues to surpass all other sectors and was up 2% in January 1997 from 12 months before. Pennsylvania's manufacturing sector has lagged, however.



                         6 -- Scudder Pennsylvania Tax Free Fund

Under newly enacted welfare reform the Commonwealth will be a net beneficiary for the next two to three years, with federal block grants surpassing the recent level of aid. Pennsylvania plans to display fiscal prudence by setting aside a portion of the surplus for welfare needs in the outlying years. The remaining surplus has been designated to fund worker training and child care programs.

                              Municipals Outperform
                                   Treasuries

Scudder Pennsylvania Tax Free Fund's most recent fiscal year witnessed a healthy U.S. economy spurred on by increased consumer spending with continued low inflation. The economy experienced real (inflation-adjusted) Gross Domestic Product (GDP) growth of 2.4% during 1996, and at the close of the first quarter was on track for GDP growth of 2.5% or higher in 1997. The stock market scaled unprecedented heights until mid-March, and the bond market struggled unsuccessfully to keep up. In the midst of this healthy environment for corporate profits and the stock market, bond market participants continued to closely monitor indicators for signs of economic overheating and accelerating inflation. Their worry was reflected in the performance of the Treasury market over the Fund's most recent fiscal year, where yields of 10-year Treasury bonds rose almost one half of a percentage point, and prices declined 3.64%. Concern over the Federal Reserve Open Market Committee's decision to raise the Fed Funds rate by one quarter of a percentage point on March 25 was balanced by the feeling in some quarters that this and any further increases had already been priced into the market.

Municipals outperformed Treasuries during the 12-month period, as yields of 10-year municipals rose only one tenth of a percentage point, and prices declined 0.66%. Municipal bond prices were supported by shrinking overall supply as large numbers of bonds were called away in June and July, a moderate level of new issuance, and steady demand from both individuals and institutions such as insurance companies.

                              Focus on Intermediate
                                Noncallable Bonds

Our portfolio strategy over the Fund's most recent fiscal year has been to take advantage of opportunities to lock in a substantial income stream for the Fund over time by purchasing 10- to 15-year noncallable bonds. As of March 31, 24% of the Fund's securities had maturities in this range. We also looked for opportunities to add BBB-rated and non-rated bonds to the portfolio, though we were only able to find a few such issues that met our requirements, including Philadelphia Airport bonds. Higher yielding bonds, while carrying some additional credit risk, generally exhibit less interest rate sensitivity than municipal bonds rated A or above. The Fund held 20% of bonds in these two categories as of March 31. (For a summary of the Fund's quality, diversification, and maturity structure, see page 5.) Our continuing goal is to have an average effective maturity similar to that of the Lehman Brothers Municipal Bond Index, the Fund's benchmark, but with a superior,



                    7 -- Scudder Pennsylvania Tax Free Fund
call-protected structure. As of March 31, the Fund's average effective maturity was 10.5 years.

The Fund's overall quality remains high, with 80% of portfolio securities rated A or better as of March 31. We continue to invest in a broad selection of Pennsylvania municipal bonds, including hospital/health care, water and sewer revenue, and general obligation bonds.

                             Three-Tiered Long-Term
                                    Strategy

The Fund seeks to provide investors with a competitive level of federal and state tax-exempt income with total return as an additional objective. We continue to pursue these objectives by concentrating on three broad categories of Pennsylvania municipal bonds:

o Noncallable bonds, which an issuer cannot redeem before the maturity date. When interest rates fall, bond issuers tend to reduce their borrowing expenses by redeeming "callable" existing bonds and issuing new securities that pay lower interest rates. Noncallable bonds provide a relatively stable stream of income and solid price appreciation potential over time. During the period, we sold bonds with weak call protection in favor of those with better call protection. As of March 31, 59% of bonds the Fund held were noncallable.

o Steeply discounted callable bonds, which are unlikely to be subject to early redemption at par value by their issuers.

o "Cushion" bonds. We balance the Fund's long- maturity bonds by purchasing so-called cushion bonds -- bonds with high coupons that compensate investors for the fact that they are likely to be redeemed by their issuer in a relatively short time and which demonstrate the price stability of shorter-term issues.


                     8 -- Scudder Pennsylvania Tax Free Fund

                                   Our Outlook

Though it is possible that the economy's favorable momentum will carry over for the remainder of 1997, we believe that a slight slowdown could occur in the spring or summer. U.S. consumers, the major drivers of the country's economic growth, continue to be overextended: Credit card defaults recently matched levels last seen just after the 1989-90 recession. Deregulation of key industries worldwide, the globalization of economic activity, and technological advances continue to dampen any resurgence of inflation, and any signs that the economy is slowing even slightly could soothe the bond market and diminish upward pressure on rates coming from the Federal Reserve or market participants.

In the near term, we will continue to focus on bonds with favorable call structures as well as search for high yield bonds that meet our credit standards. We will maintain a neutral average maturity for the Fund and, as always, pay close attention to credit quality as we pursue double-tax-free income and competitive total return for Scudder Pennsylvania Tax Free Fund shareholders.

Sincerely,

Your Portfolio Management Team

/s/Donald C. Carleton       /s/Philip G. Condon
Donald C. Carleton          Philip G. Condon


                              Scudder Pennsylvania
                                 Tax Free Fund:
                          A Team Approach to Investing

Scudder Pennsylvania Tax Free Fund is managed by a team of Scudder investment professionals who each play an important role in the Fund's management process. Team members work together to develop investment strategies and select securities for the Fund. They are supported by Scudder's large staff of economists, research analysts, traders, and other investment specialists who work in our offices across the United States and abroad. We believe our team approach benefits Fund investors by bringing together many disciplines and leveraging Scudder's extensive resources.

Lead Portfolio Manager Donald C. Carleton assumed responsibilities for the Fund's day-to-day management and investment strategies in January 1995. Mr. Carleton has over 25 years of investment management experience and has worked at Scudder since 1983. Philip G. Condon, portfolio manager, became a member of the team in 1987 and has worked at Scudder since 1983. Mr. Condon has 17 years of experience in municipal investing and portfolio management.

Your Portfolio Management Team:  Donald C. Carleton and Philip G. Condon



                     9 -- Scudder Pennsylvania Tax Free Fund

                    Investment Portfolio as of March 31, 1997


                                                                                                    Credit
                                                                                 Principal        Rating (b)         Market
                                                                                Amount ($)        (Unaudited)       Value ($)
------------------------------------------------------------------------------------------------------------------------------

Short-Term Municipal Investments 1.2%
------------------------------------------------------------------------------------------------------------------------------
Pennsylvania
Delaware County, PA, Airport Facilities Revenue, United Parcel Service,
  Daily Demand Note, 3.8%, 12/01/15* ...........................................    200,000          AAA               200,000
Pennsylvania Economic Development Financing Authority,
  Adelphoi Project Weekly Demand Note, Series 1996 E, 3.6%, 8/01/12* ...........    500,000          A1                500,000
Pennsylvania State Higher Education Facilities Authority  Revenue, Daily
  Demand Note, 3.85%, 11/02/29* ................................................    200,000          A1+               200,000
------------------------------------------------------------------------------------------------------------------------------
Total Short-Term Municipal Investments (Cost $900,000)                                                                 900,000
------------------------------------------------------------------------------------------------------------------------------

Long-Term Municipal Investments 98.8%
------------------------------------------------------------------------------------------------------------------------------
Pennsylvania
Allegheny County, PA, Sanitary Authority, Sewer Revenues, Series 1986B,
  Prerefunded 6/1/99, 7.5%, 12/01/16 (c) *** ...................................    500,000          AAA               532,190
Armstrong County, PA, Hospital Authority, St. Frances Medical Center,
  Series A, 6.25%, 6/01/13 (c) .................................................  1,000,000          AAA             1,036,050
Berks County, PA, Municipal Authority Hospital Revenue, Reading Hospital and
  Medical Center Project:
   5.5%, 10/01/08 (c) ..........................................................  2,000,000          AAA             2,027,240
   5.7%, 10/01/14 (c) ..........................................................  1,000,000          AAA               996,060
Bethlehem, PA, Water Authority, Refunding:
  4.875%, 11/15/14 (c) .........................................................  1,000,000          AAA               895,630
  Series 1992, Prerefunded 11/15/01, 6.25%, 11/15/11 (c) *** ...................  1,000,000          AAA             1,062,380
Blair County, PA, Hospital Authority, Altoona Hospital Project, 5.5%,
  7/01/07 (c) ..................................................................  1,000,000          AAA             1,020,330
Bucks County, PA, Water and Sewer Authority Revenue, ETM, 6.375%, 12/01/08** ...    425,000          NR                453,199
Clearfield, PA, Hospital Authority Revenue, Clearfield Hospital, 6.875%,
  6/01/16 ......................................................................  1,450,000          BBB             1,484,510
Commonwealth of Pennsylvania, Certificate of Participation, Lease Revenue:
  Series A, 5%, 7/01/15 (c) ....................................................  1,000,000          AAA               900,150
  Series A, 5.25%, 7/01/10 (c) .................................................  1,890,000          AAA             1,835,398
Delaware County Authority, Commonwealth of Pennsylvania, University Revenue,
  Villanova University, 7.75%, Prerefunded 8/1/98, 8/01/18 *** .................    200,000          AAA               213,150
Delaware County, PA, Health Facilities Revenue, Mercy Health Corporation of
  Southeastern Pennsylvania, Series B, 6%, 11/15/07 ............................  1,500,000          BBB             1,515,660
Delaware County, PA, Hospital Revenue, Memorial Hospital, 5.5%, 8/15/13 ........  1,750,000          AAA             1,707,475
Delaware County, PA, White Horse Village, Series 1996A,
  6.6%, 7/01/06 ................................................................  1,000,000          NR              1,002,540

    The accompanying notes are an integral part of the financial statements.


                    10 -- Scudder Pennsylvania Tax Free Fund

                                                                                                    Credit
                                                                                 Principal        Rating (b)         Market
                                                                                Amount ($)        (Unaudited)       Value ($)
------------------------------------------------------------------------------------------------------------------------------
Erie County, PA, Prison Authority, Commonwealth Lease Revenue, Prerefunded
  11/1/01, 6.25%, 11/01/11 (c) *** .............................................  1,000,000          AAA             1,061,930
Erie, PA, Higher Education Building Authority, College Revenue, Mercyhurst
  College Project, 5.75%, 3/15/20 ..............................................  1,000,000          BBB               906,740
Harrisburg, PA, Water Authority Revenue, Series 1993 B, Inverse Floater,
  8.02%, 6/18/15 (c)**** .......................................................  1,000,000          AAA               970,000
Indiana County, PA, Industrial Development Authority, Pennsylvania Electric
  Company, Pollution Control Revenue, 5.35%, 11/01/10 (c) ......................  1,000,000          AAA               993,090
Lebanon County, PA, Good Samaritan Hospital Authority Revenue, Series 1989B,
  Prerefunded 11/1/99, 8.25%, 11/01/18 *** .....................................    600,000          AAA               663,948
Lehigh County, PA, Hospital Revenue, Healtheast, Series B, 9%, Prerefunded
  7/1/97, 7/01/15 *** ..........................................................    200,000          AAA               206,502
Montgomery County, PA, Holy Redeemer Hospital, 6.75%, 2/01/09 (c) ..............    500,000          AAA               516,695
Montgomery County, PA, Redevelopment Authority, Multi-Family
  Housing Revenue Refunding, KBF Associates, LP Project, 6.375%, 7/01/12 .......  1,500,000          BBB             1,488,990
Pennsylvania Convention Center Authority, Funding Revenue, 6%, 9/01/19 (c) .....  2,200,000          AAA             2,348,566
Pennsylvania Economic Development Financing Authority, Resource Recovery
  Revenue, Series 1994D, 7.125%, 12/01/15 ......................................  2,700,000          BBB             2,822,337
Pennsylvania General Obligation:
  10%, 4/15/02 (c) .............................................................  2,500,000          AAA             3,059,375
  6.25%, 7/01/10 ...............................................................  1,000,000          AA              1,076,650
  Zero Coupon, Prerefunded 12/15/98, 12/15/02 *** ..............................  2,040,000          AAA             1,388,200
Pennsylvania Higher Education Facilities Authority, Health Services,
  Series 1996A, 5.6%, 11/15/10 (c) .............................................  2,480,000          AAA             2,474,222
Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue:
  Series 1991-32, 7.15%, 4/01/15 ...............................................    865,000          AA                911,252
  Series 1992-33, 6.85%, 10/01/09 ..............................................    840,000          AA                889,165
Pennsylvania Industrial Development Authority, Economic Development Revenue:
  5.8%, 1/01/08 (c) ............................................................  1,000,000          AAA             1,043,320
  Series 1996, 6%, 7/01/08 (c) .................................................  1,000,000          AAA             1,063,010
Pennsylvania Intergovernmental Cooperation Authority, Special Tax
  Revenue, City of Philadelphia, 6.8%, Prerefunded 6/15/02, 6/15/12 *** ........  1,000,000          AAA             1,090,590
Philadelphia PA Authority for Industrial Development, Commercial Development
  Revenue, 6.5%, 10/1/27 .......................................................  1,000,000          NR                975,830
Philadelphia, PA, Airport Revenue, Philadelphia Airport System, 9%, 6/15/15 ....    100,000          BBB               103,500
Philadelphia, PA, Gas Works Revenue, Series A, Prerefunded 7/1/97, 7.3%,
  7/01/99 *** ..................................................................  1,000,000          AAA             1,028,360

    The accompanying notes are an integral part of the financial statements.


                    11 -- Scudder Pennsylvania Tax Free Fund

                                                                                                    Credit
                                                                                 Principal        Rating (b)         Market
                                                                                Amount ($)        (Unaudited)       Value ($)
------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, General Obligation:
  11.5%, 8/01/98 (c) ...........................................................    500,000          AAA               546,855
  Refunding Revenue, Series A, 11.5%, 8/01/99 (c) ..............................    710,000          AAA               817,380
  School District, Series A, 6.25%, 9/01/09 (c) ................................  1,000,000          AAA             1,078,000
Philadelphia, PA, Hospital and Higher Education Facilities Authority:
  Hospital Revenue:
   Children's Seashore House, Series A, 7%, 8/15/12 (c) ........................  1,000,000          A               1,050,280
   Graduate Health System Obligation Group, 6.625%, 7/01/21 ....................    500,000          BBB               488,735
   Albert Einstein Medical Center, 7.5%, 4/01/99 ...............................    535,000          A                 543,576
  Temple University Hospital, Series 1993A, 6.625%, 11/15/23 ...................  1,100,000          BBB             1,121,934
Philadelphia, PA, Municipal Authority, Lease Revenue Refunding,
  Series A, 5.625%, 11/15/14 (c) ...............................................  1,000,000          AAA               982,930
Philadelphia, PA, Water & Wastewater Refunding Revenue, 5.625%,
  6/15/09 (c) ..................................................................  2,000,000          AAA             2,045,060
Philadelphia, PA, Water Revenue, 6.25%, 8/01/10 (c) ............................  1,000,000          AAA             1,077,000
Philadelphia, PA, Port Authority Lease Revenue, Series 1993, 6.2%,
  9/01/13 (c) ..................................................................  2,000,000          AAA             2,054,360
Pittsburgh, PA, General Obligation, Series 1993 A, 5.5%, 9/01/14 (c) ...........  1,500,000          AAA             1,478,460
Pittsburgh, PA, Water and Sewer System Revenue:
  ETM, 7.25%, 9/01/14 (c)** ....................................................    150,000          AAA               176,483
  Series A, Prerefunded 9/1/01, 6.5%, 9/01/14 (c)*** ...........................  1,250,000          AAA             1,357,538
  Series A, 4.75%, 9/01/16 (c) .................................................  2,000,000          AAA             1,725,740
Pottsville, PA, Hospital Authority, Warne Clinic, 7.25%, 7/01/24 ...............  1,000,000          BBB             1,041,160
Somerset County, PA, General Authority, Commonwealth Lease Revenue, 6.25%,
  Prerefunded 10/15/01, 10/15/11 (c) *** .......................................  1,000,000          AAA             1,061,410
Union County, PA, Higher Education Facilities Authority, University Revenue,
  Bucknell University, 6.2%, 4/01/07 (c) .......................................  1,000,000          AAA             1,049,470
University Area, PA, Sewer Revenue, 5.25%, 11/01/14 (c) ........................  1,750,000          AAA             1,680,070
Washington County, PA, Lease Revenue, Shadyside Hospital Project, 7.375%,
  Prerefunded 6/15/00, 12/15/09 (c) *** ........................................  1,000,000          AAA             1,105,760
York County, PA, Resource Recovery Solid Waste Authority, General Obligation,
  Series C, 8.2%, 12/01/14 .....................................................    315,000          A                 329,723
Puerto Rico
Puerto Rico Electric Power Authority, Power Revenue Refunding, Series N,
  Zero Coupon, 7/01/03 (c) .....................................................  1,500,000          AAA             1,115,175
Puerto Rico Public Building Authority, Government Facilities Revenue, 6.25%,
  7/01/13 (c) ..................................................................  1,000,000          AAA             1,083,160
Puerto Rico, General Obligation, Public Improvement Refunding, 5.4% 7/01/07 ....  1,500,000          A               1,502,203

    The accompanying notes are an integral part of the financial statements.


                    12 -- Scudder Pennsylvania Tax Free Fund

                                                                                                    Credit
                                                                                 Principal        Rating (b)         Market
                                                                                Amount ($)        (Unaudited)       Value ($)
------------------------------------------------------------------------------------------------------------------------------
Virgin Islands
Virgin Islands Public Finance Authority, General Obligation, Matching Fund
  Loan Notes, Series A, 7.25%, 10/01/18 .......................................   1,500,000          NR              1,619,700
------------------------------------------------------------------------------------------------------------------------------
Total Long-Term Municipal Investments (Cost $69,431,563)                                                            71,896,396
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio - 100.0% (Cost $70,331,563) (a)                                                          72,796,396
------------------------------------------------------------------------------------------------------------------------------

    (a) The cost for federal income tax purposes was $70,331,563. At March 31, 1997, net unrealized appreciation for all securities based on tax cost was $2,464,833. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $2,799,447 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $334,614.

    (b) All of the securities held have been determined to be of appropriate credit quality as required by the Fund's investment objectives. Credit ratings shown are assigned by either Standard & Poor's Ratings Group, Moody's Investors Service, Inc. or Fitch Investors Service, Inc. Unrated securities (NR) have been determined to be of comparable quality to rated eligible securities.

    (c) Bond is insured by one of these companies: AMBAC, FGIC or MBIA.

      * Floating rate and monthly, weekly, or daily demand notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the Treasury bill rate. Variable rate demand notes are securities whose yields are periodically reset at levels that are generally comparable to tax-exempt commercial paper. These securities are payable on demand within seven calendar days and normally incorporate an irrevocable letter of credit from a major bank. These notes are carried, for purposes of calculating average weighted maturity, at the longer of the period remaining until the next rate change or to the extent of the demand period.

     ** ETM: Bonds bearing the description ETM (escrowed to maturity) are collateralized by U.S. Treasury securities which are held in escrow by a trustee and used to pay principal and interest on bonds so designated.

    *** Prerefunded: Bonds which are prerefunded are collateralized by U.S.
        Treasury securities which are held in escrow and are used to pay principal and interest, if any, on the tax-exempt issue and to retire the bonds in full at the earliest refunding date.

   **** Inverse floating rate notes are instruments whose yields have an inverse relationship to benchmark interest rates. These securities are shown at their rate as of March 31, 1997.

    The accompanying notes are an integral part of the financial statements.


                    13 -- Scudder Pennsylvania Tax Free Fund

                              Financial Statements

                       Statement of Assets and Liabilities
                              as of March 31, 1997

 Assets
 ----------------------------------------------------------------------------------------------------------------------------
                  Investments, at market (identified cost $70,331,563) ...............       $  72,796,396
                  Cash ...............................................................              14,855
                  Receivable for investments sold ....................................             275,000
                  Interest receivable ................................................           1,267,808
                  Receivable for Fund shares sold ....................................              30,268
                  Other assets .......................................................               1,766
                                                                                             ----------------
                  Total assets .......................................................          74,386,093
 Liabilities
 ----------------------------------------------------------------------------------------------------------------------------
                  Dividends payable ..................................................             131,679
                  Payable for Fund shares redeemed ...................................               4,528
                  Accrued management fee .............................................              17,817
                  Other accrued expenses .............................................              54,072
                                                                                             ----------------
                  Total liabilities ..................................................             208,096
                  -------------------------------------------------------------------------------------------
                  Net assets, at market value                                                $  74,177,997
                  -------------------------------------------------------------------------------------------
 Net Assets
 ----------------------------------------------------------------------------------------------------------------------------
                  Net assets consist of:
                  Unrealized appreciation on investments .............................           2,464,833
                  Paid-in capital ....................................................          71,713,164
                  -------------------------------------------------------------------------------------------
                  Net assets, at market value                                                $  74,177,997
                  -------------------------------------------------------------------------------------------
 Net Asset Value
 ----------------------------------------------------------------------------------------------------------------------------
                  Net Asset Value, offering and redemption price per share
                    ($74,177,997 / 5,591,548 outstanding shares of beneficial
                    interest, $.01 par value, unlimited number of shares                     ----------------
                    authorized) ......................................................       $       13.27
                                                                                             ----------------

    The accompanying notes are an integral part of the financial statements.


                    14 -- Scudder Pennsylvania Tax Free Fund

                             Statement of Operations
                            year ended March 31, 1997

 Investment Income
 ------------------------------------------------------------------------------------------------------------------------------
                  Income:
                  Interest ...........................................................       $   4,383,951
                                                                                             -----------------

                  Expenses:
                  Management fee .....................................................             452,373
                  Services to shareholders ...........................................              88,492
                  Custodian and accounting fees ......................................              60,537
                  Trustees' fees and expenses ........................................              15,042
                  Auditing ...........................................................              30,512
                  Reports to shareholders ............................................              30,444
                  Registration fees ..................................................               3,389
                  Legal ..............................................................               7,109
                  Other ..............................................................               5,234
                                                                                             -----------------
                  Total expenses before reductions ...................................             693,132
                  Expense reductions .................................................            (316,193)
                                                                                             -----------------
                  Expenses, net ......................................................             376,939
                  --------------------------------------------------------------------------------------------
                  Net investment income                                                          4,007,012
                  --------------------------------------------------------------------------------------------

 Realized and unrealized gain (loss) on investment transactions
 ------------------------------------------------------------------------------------------------------------------------------
                  Net realized gain from investment transactions .....................              84,346
                  Net unrealized depreciation on investments during the period .......            (190,591)
                  --------------------------------------------------------------------------------------------
                  Net loss on investment transactions                                             (106,245)
                  --------------------------------------------------------------------------------------------
                  --------------------------------------------------------------------------------------------
                  Net increase in net assets resulting from operations                       $   3,900,767
                  --------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.


                    15 -- Scudder Pennsylvania Tax Free Fund

                       Statements of Changes in Net Assets

                                                                                  Years Ended March 31,
 Increase (Decrease) in Net Assets                                                1997              1996
 ---------------------------------------------------------------------------------------------------------------------------
                Operations:
                Net investment income ....................................    $ 4,007,012       $ 4,007,114
                Net realized gain from investment transactions ...........         84,346           268,513
                Net unrealized appreciation (depreciation) on investments
                  during the period ......................................       (190,591)        1,138,390
                                                                             ----------------  ---------------
                Net increase in net assets resulting from operations .....      3,900,767         5,414,017
                                                                             ----------------  ---------------
                Distributions to shareholders:
                From net investment income ...............................     (4,007,012)       (4,007,114)
                                                                             ----------------  ---------------
                From net realized gains from investment transactions .....       (130,973)         (406,975)
                                                                             ----------------  ---------------
                Fund share transactions:
                Proceeds from shares sold ................................     13,660,695        13,628,858
                Net asset value of shares issued to shareholders in
                  reinvestment of distributions ..........................      2,572,041         2,848,989
                Cost of shares redeemed ..................................    (17,335,755)      (14,251,658)
                                                                             ----------------  ---------------
                Net increase (decrease) in net assets from Fund share
                  transactions ...........................................     (1,103,019)        2,226,189
                                                                             ----------------  ---------------
                Increase (decrease) in net assets ........................     (1,340,237)        3,226,117
                Net assets at beginning of period ........................     75,518,234        72,292,117
                                                                             ----------------  ---------------
                Net assets at end of period ..............................    $74,177,997       $75,518,234
                                                                             ----------------  ---------------
 Other Information
 ---------------------------------------------------------------------------------------------------------------------------
                Increase (decrease) in Fund shares
                Shares outstanding at beginning of period ................      5,674,116         5,507,084
                                                                             ----------------  ---------------
                Shares sold ..............................................      1,024,372         1,013,230
                Shares issued to shareholders in reinvestment of
                  distributions ..........................................        192,785           212,399
                Shares redeemed ..........................................     (1,299,725)       (1,058,597)
                                                                             ----------------  ---------------
                Net increase (decrease) in Fund shares ...................        (82,568)          167,032
                                                                             ----------------  ---------------
                Shares outstanding at end of period ......................      5,591,548         5,674,116
                                                                             ----------------  ---------------

    The accompanying notes are an integral part of the financial statements.


                    16 -- Scudder Pennsylvania Tax Free Fund

                              Financial Highlights

The following table included selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


                                                                                                                For the Period
                                                                                                                 May 28, 1987
                                                                                                               (commencement of
                                                        Years Ended March 31,                                   operations) to
                                                                                                                   March 31,
                               1997     1996     1995     1994     1993     1992     1991     1990     1989          1988
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning    ----------------------------------------------------------------------------------------------
   of period ...............  $13.31   $13.13   $13.01   $13.46   $12.80   $12.35   $12.27   $12.08   $11.80        $12.00
                              ----------------------------------------------------------------------------------------------
Income from investment
   operations:
Net investment income ......     .71      .71      .73      .75      .76      .77      .82      .84      .79           .65
Net realized and unrealized
   gain (loss) on
   investment transactions .    (.02)     .25      .15     (.36)     .87      .52      .08      .20      .40          (.26)
Total from investment         ----------------------------------------------------------------------------------------------
   operations ..............     .69      .96      .88      .39     1.63     1.29      .90     1.04     1.19           .39
                              ----------------------------------------------------------------------------------------------
Less distributions:
From net investment
   income ..................    (.71)    (.71)    (.73)    (.75)    (.76)    (.77)    (.82)    (.84)    (.85)         (.59)
From net realized gains on
   investment transactions .    (.02)    (.07)    (.03)    (.09)    (.21)    (.07)      --     (.01)    (.06)           --
                              ----------------------------------------------------------------------------------------------
Total distributions ........    (.73)    (.78)    (.76)    (.84)    (.97)    (.84)    (.82)    (.85)    (.91)         (.59)
                              ----------------------------------------------------------------------------------------------
Net asset value, end of       ----------------------------------------------------------------------------------------------
   period ..................  $13.27   $13.31   $13.13   $13.01   $13.46   $12.80   $12.35   $12.27   $12.08        $11.80
                              ----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total Return (%) (a) .......    5.30     7.45     7.09     2.70    13.19    10.70     7.58     8.75    11.00          3.39**
Ratios and Supplemental Data
Net assets, end of period
   ($ millions) ............      74       76       72       74       61       39       26       18       11             5
Ratio of operating expenses,
   net to average daily net
   assets (%) ..............     .50      .50      .50      .50      .50      .50      .50      .50      .50           .50*
Ratio of operating expenses
   before expense
   reductions, to average
   daily net assets (%) ....     .92      .91      .94      .95     1.02     1.13     1.43     1.84     2.43          5.75*
Ratio of net investment
   income to average daily
   net assets (%) ..........    5.32     5.30     5.74     5.42     5.79     6.05     6.67     6.78     7.09          7.16*
Portfolio turnover
   rate (%) ................   11.64    11.1     26.2     17.4     29.2     11.2      7.8      2.0     13.5           97.6*

 (a) Total returns are higher due to maintenance of the Fund's expenses.
 *   Annualized
 **  Not annualized


                    17 -- Scudder Pennsylvania Tax Free Fund

                          Notes to Financial Statements

                       A. Significant Accounting Policies

Scudder Pennsylvania Tax Free Fund (the "Fund") is a non-diversified series of Scudder State Tax Free Trust (the "Trust"). The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. There are currently six series in the Trust.

The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio debt securities with remaining maturities greater than sixty days are valued by pricing agents approved by the Officers of the Fund, which quotations reflect broker/dealer-supplied valuations and electronic data processing techniques. If the pricing agents are unable to provide such quotations, the most recent bid quotation supplied by a bona fide market maker shall be used. All other debt securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board of Trustees. Short-term investments having a maturity of sixty days or less are valued at amortized cost.

Amortization and Accretion. All premiums and original issue discounts are amortized/accreted for both tax and financial reporting purposes.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, the Fund paid no federal income taxes and no provision for federal income taxes was required.

Distribution of Income and Gains. All of the net investment income of the Fund is declared as a dividend to shareholders of record as of the close of business each day and is paid to shareholders monthly. During any particular year, net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, will be distributed to shareholders. An additional distribution may be made to the extent necessary to avoid the payment of a four percent federal excise tax.

The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles. As a result, net investment income and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The Fund uses the specific identification method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Other. Investment security transactions are accounted for on a trade date basis. Distributions of net realized gains to shareholders are recorded on the ex-dividend date. Interest income is accrued pro rata to the earlier of the call or maturity date.

                      B. Purchases and Sales of Securities

During the year ended March 31, 1997, purchases and sales of municipal securities (excluding short-term investments) aggregated $8,293,361 and $8,344,728, respectively.


                    18 -- Scudder Pennsylvania Tax Free Fund

                               C. Related Parties

Under the Fund's Investment Advisory Agreement (the "Agreement") with Scudder, Stevens & Clark, Inc. (the "Adviser"), the Fund agrees to pay the Adviser a fee equal to an annual rate of approximately 0.60% of the Fund's average daily net assets, computed and accrued daily and payable monthly. The Adviser determines the securities, instruments, and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Adviser provides certain administrative services in accordance with the Agreement. The Adviser has agreed not to impose all or a portion of its management fee until July 31, 1997, and during such period to maintain the annualized expenses of the Fund at not more than 0.50% of average daily net assets. For the year ended March 31, 1997, the Adviser imposed fees amounting to $136,180, of which $17,817 is unpaid at March 31, 1997, and the portion not imposed amounted to $316,193.

Scudder Service Corporation ("SSC"), a subsidiary of the Adviser, is the transfer, dividend-paying and shareholder service agent for the Fund. For the year ended March 31, 1997, the amount charged to the Fund by SSC aggregated $62,522, of which $5,480 is unpaid at March 31, 1997.

Scudder Fund Accounting Corporation ("SFAC"), a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund. For the year ended March 31, 1997, the amount charged to the Fund by SFAC aggregated $36,000, of which $3,000 is unpaid at March 31, 1997.

The Trust pays each Trustee not affiliated with the Adviser $12,000 annually, divided equally among the series of the Trust, plus specified amounts for attended board and committee meetings. For the year ended March 31, 1997, Trustees' fees and expenses charged to the Fund aggregated $15,042.


                    19 -- Scudder Pennsylvania Tax Free Fund

                        Report of Independent Accountants

To the Trustees of Scudder State Tax Free Trust and the Shareholders of Scudder Pennsylvania Tax Free Fund:

We have audited the accompanying statement of assets and liabilities of Scudder Pennsylvania Tax Free Fund, including the investment portfolio, as of March 31, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the nine years in the period then ended, and for the period May 28, 1987 (commencement of operations) to March 31, 1988. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Scudder Pennsylvania Tax Free Fund as of March 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the nine years in the period then ended, and for the period May 28, 1987 (commencement of operations) to March 31, 1988, in conformity with generally accepted accounting principles.

Boston, Massachusetts                                   COOPERS & LYBRAND L.L.P.
May 12, 1997


                    20 -- Scudder Pennsylvania Tax Free Fund

                                Tax Information

The Fund paid distributions of $0.023 per share from net long-term capital gains during its year ended March 31, 1997. Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $85,345 as capital gain dividends for its year ended March 31, 1997.

Of the dividends paid by the Fund from net investment income for the year ended March 31, 1997, 100% constituted exempt interest dividends for regular federal income tax and Pennsylvania personal income tax purposes.

Please consult a tax adviser if you have any questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your Scudder Fund account, please call a Scudder Investor Relations Representative at 1-800-225-5163.


                    21 -- Scudder Pennsylvania Tax Free Fund

                                    This Page
                                  intentionally
                                   left blank.


                    22 -- Scudder Pennsylvania Tax Free Fund

                                    This Page
                                  intentionally
                                   left blank.

                    23 -- Scudder Pennsylvania Tax Free Fund

                              Officers and Trustees


David S. Lee*
President and Trustee

Henry P. Becton, Jr.
Trustee; President and General Manager, WGBH Educational Foundation

E. Michael Brown*
Trustee

Dawn-Marie Driscoll
Trustee; Executive Fellow; President, Driscoll Associates

Peter B. Freeman
Trustee; Corporate Director and Trustee

Dudley H. Ladd*
Trustee

Wesley W. Marple, Jr.
Trustee; Professor of Business Administration, Northeastern University

Daniel Pierce*
Trustee

Jean C. Tempel
Trustee; General Partner,
TL Ventures

Donald C. Carleton*
Vice President

Philip G. Condon*
Vice President

Jerard K. Hartman*
Vice President

Thomas W. Joseph*
Vice President

Jeremy L. Ragus*
Vice President

Rebecca Wilson*
Vice President

Thomas F. McDonough*
Vice President and Secretary

Pamela A. McGrath*
Vice President and Treasurer

Edward J. O'Connell*
Vice President and Assistant Treasurer

*Scudder, Stevens & Clark, Inc.


                    24 -- Scudder Pennsylvania Tax Free Fund

                        Investment Products and Services

The Scudder Family of Funds+++
--------------------------------------------------------------------------------

Money Market
------------
   Scudder U.S. Treasury Money Fund
   Scudder Cash Investment Trust

Tax Free Money Market+
----------------------
   Scudder Tax Free Money Fund
   Scudder California Tax Free Money Fund*
   Scudder New York Tax Free Money Fund*

Tax Free+
---------
   Scudder Limited Term Tax Free Fund
   Scudder Medium Term Tax Free Fund
   Scudder Managed Municipal Bonds
   Scudder High Yield Tax Free Fund
   Scudder California Tax Free Fund*
   Scudder Massachusetts Limited Term
      Tax Free Fund*
   Scudder Massachusetts Tax Free Fund*
   Scudder New York Tax Free Fund*
   Scudder Ohio Tax Free Fund*
   Scudder Pennsylvania Tax Free Fund*

U.S. Income
-----------
   Scudder Short Term Bond Fund
   Scudder Zero Coupon 2000 Fund
   Scudder GNMA Fund
   Scudder Income Fund
   Scudder High Yield Bond Fund

Global Income
-------------
   Scudder Global Bond Fund
   Scudder International Bond Fund
   Scudder Emerging Markets Income Fund

Asset Allocation
----------------
   Scudder Pathway Conservative Portfolio
   Scudder Pathway Balanced Portfolio
   Scudder Pathway Growth Portfolio
   Scudder Pathway International Portfolio

U.S. Growth and Income
----------------------
   Scudder Balanced Fund
   Scudder Growth and Income Fund

U.S. Growth
-----------
  Value
     Scudder Large Company Value Fund
     Scudder Value Fund
     Scudder Small Company Value Fund
     Scudder Micro Cap Fund

  Growth
     Scudder Classic Growth Fund
     Scudder Large Company Growth Fund
     Scudder Development Fund
     Scudder 21st Century Growth Fund

Global Growth
-------------
  Worldwide
     Scudder Global Fund
     Scudder International Fund
     Scudder Global Discovery Fund
     Scudder Emerging Markets Growth Fund
     Scudder Gold Fund

  Regional
     Scudder Greater Europe Growth Fund
     Scudder Pacific Opportunities Fund
     Scudder Latin America Fund
     The Japan Fund

Retirement Programs
-------------------
   IRA
   SEP IRA
   Keogh Plan
   401(k), 403(b) Plans
   Scudder Horizon Plan *+++ +++
   (a variable annuity)

Closed-End Funds#
--------------------------------------------------------------------------------
   The Argentina Fund, Inc.
   The Brazil Fund, Inc.
   The First Iberian Fund, Inc.
   The Korea Fund, Inc.
   The Latin America Dollar Income Fund, Inc.
   Montgomery Street Income Securities, Inc.
   Scudder New Asia Fund, Inc.
   Scudder New Europe Fund, Inc.
   Scudder World Income  Opportunities
    Fund, Inc.

For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +++Funds within categories are listed in order from expected least risk to most risk. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *Not available in all states. +++ +++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder, Stevens & Clark, Inc., are traded on various stock exchanges.


                    25 -- Scudder Pennsylvania Tax Free Fund

                                Scudder Solutions

Convenient ways to invest, quickly and reliably:
--------------------------------------------------------------------------------------------------------------------------

          Automatic Investment Plan                                    AutoBuy

          A convenient investment program in which you designate       Lets you purchase Scudder fund shares
          the purchase details and the bank account, and money is      electronically, avoiding potential mailing delays;
          electronically debited from that account monthly to          designate a bank account and the transaction
          regularly purchase fund shares and "dollar cost average"     details, and money for each of your transactions is
          -- buy more shares when the fund's price is higher and       electronically debited from that account.
          fewer when it's lower, which can reduce your average
          purchase price over time.

          Automatic Dividend Transfer                                  Payroll Deduction and Direct Deposit

          The most timely, reliable, and convenient way to             Have all or part of your paycheck -- even government
          purchase shares -- use distributions from one Scudder        checks -- invested in up to four Scudder funds at
          fund to purchase shares in another, automatically            one time.
          (accounts with identical registrations or the same
          social security or tax identification number).


          Dollar cost averaging involves continuous investment in securities regardless of price fluctuations and does not assure a profit or protect against loss in declining markets.
          Investors should consider their ability to continue such a plan through periods of low price levels.

Around-the-clock electronic account service and information, including some transactions:
--------------------------------------------------------------------------------------------------------------------------

          Scudder Automated Information Line: SAIL(tm)                 Scudder's Web Site -- http://funds.scudder.com
          1-800-343-2890
                                                                       Scudder Electronic Account Services: Offering
          Personalized account information, the ability to             account information and transactions, interactive
          exchange or redeem shares, and information on other          worksheets, prospectuses and applications for all
          Scudder funds and services via touchtone telephone.          Scudder funds, plus your current asset allocation,
                                                                       whenever you need them. Scudder's Site also
                                                                       provides news about Scudder funds, retirement
                                                                       planning information, and more.

Retirees and those who depend on investment proceeds for living expenses can enjoy these convenient, timely, and reliable automated withdrawal programs:
--------------------------------------------------------------------------------------------------------------------------

          Automatic Withdrawal Plan                                    AutoSell

          You designate the bank account, determine the schedule       Provides speedy access to your money by
          (as frequently as once a month) and amount of the            electronically crediting your redemption proceeds
          redemptions, and Scudder does the rest.                      to the bank account you designate.

          DistributionsDirect

          Automatically deposits your fund distributions into the bank account you designate within three business days after each distribution is paid.

For more information about these services, call a Scudder representative at 1-800-225-5163
--------------------------------------------------------------------------------------------------------------------------



                    26 -- Scudder Pennsylvania Tax Free Fund

Mutual Funds and More -- Brokerage and Guidance Services:
--------------------------------------------------------------------------------------------------------------------------

          Scudder Brokerage Services                             Scudder Portfolio Builder

          Offers you access to a world of investments,           A free service designed to help suggest ways investors like
          including stocks, corporate bonds, Treasuries, plus    you can diversify your portfolio among domestic and global,
          over 6,000 mutual funds from at least 150 mutual       as well as equity, fixed-income, and money market funds,
          fund companies. And Scudder Fund FolioSM provides      using Scudder funds.
          investors with access to a marketplace of more than
          500 no-load funds from well-known companies-with no    Personal  Counsel from Scudder(sm)
          transaction fees or commissions. Scudder               Developed for investors who prefer the benefits of no-load
          shareholders can take advantage of a Scudder           Scudder funds but want ongoing professional assistance in
          Brokerage account already reserved for them, with      managing a portfolio. Personal Counsel(sm) is a highly
          no minimum investment. For information about           customized, fee-based asset management service for
          Scudder Brokerage Services, call 1-800-700-0820.       individuals investing $100,000 or more.


          Fund Folio funds held less than six months will be charged a fee for redemptions. You can buy shares directly from the fund itself or its principal underwriter or distributor without paying this fee. Scudder Brokerage Services, Inc., 42 Longwater Drive, Norwell, MA 02061.
          Member SIPC.

          Personal Counsel From Scudder(sm) and Personal Counsel(sm) are service marks of and represent a program offered by Scudder Investor Services, Inc., Adviser.

For more information about these services, call a Scudder representative at 1-800-225-5163
--------------------------------------------------------------------------------------------------------------------------

Additional Information on How to Contact Scudder:
--------------------------------------------------------------------------------------------------------------------------

          For existing account services and transactions         Please address all written correspondence to
          Scudder Investor Relations -- 1-800-225-5163           The Scudder Funds
                                                                 P.O. Box 2291
          For establishing 401(k) and 403(b) plans               Boston, Massachusetts
          Scudder Defined Contribution Services --               02107-2291
          1-800-323-6105
                                                                 Or Stop by a Scudder Funds Center
          For information about The Scudder Funds, including     Many shareholders enjoy the personal, one-on-one service of
          additional applications and prospectuses, or for       the Scudder Funds Centers. Check for a Funds Center near
          answers to investment questions                        you -- they can be found in the following cities:

          Scudder Investor Relations --  1-800-225-2470          Boca Raton            Chicago           San Francisco
                   Investor.Relations@scudder.com                Boston                New York

          New From Scudder: Pathway Series

          In a complex financial world, Scudder Pathway Series is a refreshingly simple concept. With one investment, Pathway gives you instant access to broad diversification in U.S. markets and across the globe. Select from four Portfolios -- Conservative, Balanced, Growth, or
          International -- each with a distinct investment objective that can match your goals. Each
          Portfolio, rather than investing in individual securities, invests in carefully selected
          Scudder mutual funds.

          The share price of each Pathway Series portfolio will fluctuate and the risk associated with each portfolio is determined by the securities held in each underlying Scudder fund. Contact
          Scudder Investor Services, Inc., Distributor, for a prospectus which contains more complete information, including management fees and other expenses. Please read it carefully before you invest or send money.

                    27 -- Scudder Pennsylvania Tax Free Fund

Celebrating Over 75 Years of Serving Investors

Established in 1919 by Theodore Scudder, Sidney Stevens, and F. Haven Clark, Scudder, Stevens & Clark was the first independent investment counsel firm in the United States. Since its birth, Scudder's pioneering spirit and commitment to professional long-term investment management have helped shape the investment industry. In 1928, we introduced the nation's first no-load mutual fund. Today we offer over 40 pure no load(TM) funds, including the first international mutual fund offered to U.S. investors.

Over the years, Scudder's global investment perspective and dedication to research and fundamental investment disciplines have helped us become one of the largest and most respected investment managers in the world. Though times have changed since our beginnings, we remain committed to our long-standing principles: managing money with integrity and distinction; keeping the interests of our clients first; providing access to investments and markets that may not be easily available to individuals; and making investing as simple and convenient as possible through friendly, comprehensive service.

This information must be preceded or accompanied by a current prospectus.


Portfolio changes should not be considered recommendations for action by individual investors.

SCUDDER

                          SCUDDER STATE TAX FREE TRUST

                            PART C. OTHER INFORMATION


Item 24.          Financial Statements and Exhibits
--------          ---------------------------------
                  a.       Financial Statements

                           Included in Part A of this Registration Statement:

                                    Financial Highlights for Scudder New York Tax Free Fund for the ten
                                    years ended March 31, 1997.

                                    Financial Highlights for each of Scudder New York Tax Free Money Fund,
                                    Scudder Ohio Tax Free Fund and Scudder Pennsylvania Tax Free Fund for
                                    the period May 28, 1987 (commencement of operations) to March 31, 1988 and for the nine fiscal years ended March 31, 1997.

                                    Financial Highlights for Scudder Massachusetts Limited Term Tax Free
                                    Fund for the period February 15, 1994 (commencement of operations) to
                                    October 31, 1994, for the two fiscal years ended October 31, 1996 and for the six month period ended March 31, 1997.

                                    Financial Highlights for Scudder Massachusetts Tax Free Fund for the
                                    period May 28, 1987 (commencement of operations) to March 31, 1988 for the nine fiscal years ended March 31, 1997.

                           Included in Part B of this Registration Statement:

                           For Scudder New York Tax Free Fund:
                                    Investment Portfolio as of March 31, 1997
                                    Statement of Assets and Liabilities as of March 31, 1997
                                    Statement of Operations for the year ended March 31, 1997
                                    Statements of Changes in Net Assets for the two fiscal years ended
                                    March 31, 1997
                                    Financial Highlights for the ten years ended March 31, 1997
                                    Notes to Financial Statements
                                    Report of Independent Accountants

                           For each of Scudder New York Tax Free Money Fund, Scudder Ohio Tax Free Fund
                           and Scudder Pennsylvania Tax Free Fund:
                                    Investment Portfolio as of March 31, 1997
                                    Statement of Assets and Liabilities as of March 31, 1997
                                    Statement of Operations for the year ended March 31, 1997
                                    Statements of Changes in Net Assets for the two fiscal years ended
                                    March 31, 1997 Financial Highlights for the period May 28, 1987
                                    (commencement of operations) to March 31, 1988 and for the nine fiscal years ended March 31, 1996
                                    Notes to Financial Statements
                                    Report of Independent Accountants

                           For Scudder Massachusetts Limited Term Tax Free Fund:
                                    Investment Portfolio as of March 31, 1997
                                    Statement of Assets and Liabilities as of March 31, 1997
                                    Statement of Operations for the six months ended March 31, 1997
                                    Statements of Changes in Net Assets for the fiscal year ended October
                                    31, 1996 and the six months ended March 31, 1997

                                Part C - Page 1

                                    Financial Highlights for the period February 15, 1994 (commencement of operations) to October 31, 1994, and the fiscal year ended October 31,
                                    1996 and the six months ended March 31, 1997
                                    Notes to Financial Statements
                                    Report of Independent Accountants

                           For Scudder Massachusetts Tax Free Fund:
                                    Investment Portfolio as of March 31, 1997
                                    Statement of Assets and Liabilities as of March 31, 1997
                                    Statement of Operations for the six months ended March 31, 1997
                                    Statements of Changes in Net Assets for the two fiscal years ended
                                    March 31, 1997
                                    Financial Highlights for the period May 28, 1987 (commencement of operations) to March 31, 1988 and for the nine fiscal years ended March
                                    31, 1996
                                    Notes to Financial Statements

                           Statements, schedules and historical information other than those listed have been omitted since they are either not applicable or are not required.

                   b.        Exhibits:

                             1.       (a)     Amended and Restated Declaration of Trust dated as of December 8,
                                              1987.
                                              (Incorporated by reference to Exhibit 1(a) to Post-Effective
                                              Amendment No. 7 to the Registration Statement.)

                                      (b)     Amended Establishment and Designation of Series of Beneficial
                                              Interest, $.01 Par Value.
                                              (Incorporated by reference to Exhibit 1(b) to Post-Effective
                                              Amendment No. 7 to the Registration Statement.)

                             2.       (a)     By-laws of the Registrant dated as of May 25, 1983.
                                              (Incorporated by reference to Exhibit 2 to original Registration
                                              Statement.)

                                      (b)     Amendment to By-Laws dated December 10, 1991.
                                              (Incorporated by reference to Exhibit 2(b) to Post-Effective
                                              Amendment No. 11 to the Registration Statement.)

                             3.               Inapplicable.

                             4.               Specimen certificate representing shares of beneficial interest,
                                              $.01 par value.
                                              (Incorporated by reference to Exhibit 4 to Post-Effective Amendment
                                              No. 7 to the Registration Statement.)

                             5.       (a)     Investment Management Agreement between the Registrant (on behalf of
                                              Scudder New York Tax Free Fund) and Scudder, Stevens & Clark, Inc.
                                              dated December 12, 1990.
                                              (Incorporated by reference to Exhibit 5(a) to Post-Effective
                                              Amendment No. 11 to the Registration Statement.)

                                      (b)     Investment Advisory Agreement between the Registrant (on behalf of
                                              Scudder New York Tax Free Money Fund) and Scudder, Stevens & Clark
                                              Ltd. dated June 1, 1987.
                                              (Incorporated by reference to Exhibit 5(b) to Post-Effective
                                              Amendment No. 7 to the Registration Statement.)

                                Part C - Page 2


                                      (c)     Investment Advisory Agreement between the Registrant (on behalf of
                                              Scudder Massachusetts Tax Free Fund) and Scudder, Stevens & Clark
                                              Ltd. dated June 1, 1987.
                                              (Incorporated by reference to Exhibit 5(c) to Post-Effective
                                              Amendment No. 7 to the Registration Statement.)

                                      (d)     Investment Advisory Agreement between the Registrant (on behalf of
                                              Scudder Ohio Tax Free Fund) and Scudder, Stevens & Clark Ltd. dated
                                              June 1, 1987.
                                              (Incorporated by reference to Exhibit 5(d) to Post-Effective
                                              Amendment No. 7 to the Registration Statement.)

                                      (e)     Investment Advisory Agreement between the Registrant (on behalf of
                                              Scudder Pennsylvania Tax Free Fund) and Scudder, Stevens & Clark
                                              Ltd. dated June 1, 1987.
                                              (Incorporated by reference to Exhibit 5(e) to Post-Effective
                                              Amendment No. 7 to the Registration Statement.)

                                      (f)     Investment Management Agreement between the Registrant (on behalf of
                                              Scudder Massachusetts Limited Term Tax Free Fund) and Scudder,
                                              Stevens & Clark, Inc.
                                              (Incorporated by reference to Exhibit 5(f) to Post-Effective
                                              Amendment No. 14 to the Registration Statement.)

                                      (g)     Investment Management Agreement between the Registrant (on behalf of
                                              Scudder Massachusetts Tax Free Fund) and Scudder, Stevens & Clark,
                                              Inc. dated December 11, 1996 is filed herein.
                                              (Incorporated by reference to Exhibit 5(g) to Post-Effective
                                              Amendment No. 20 to the Registration Statement.)

                             6.       (a)     Underwriting Agreement between the Registrant and Scudder Investor
                                              Services, Inc., dated June 1, 1987.
                                              (Incorporated by reference to Exhibit 6(a) to Post-Effective
                                              Amendment No. 7 to the Registration Statement.)

                             7.               Inapplicable.

                             8.       (a)(1)  Custodian Agreement between the Registrant and State Street Bank and
                                              Trust Company dated June 14, 1983.
                                              (Incorporated by reference to Exhibit 8(a)(1) to Post-Effective
                                              Amendment No. 1 to the Registration Statement.)

                                      (a)(2)  Fee schedule for Exhibit 8(a)(1).
                                              (Incorporated by reference to Exhibit 8 (a)(2) to Post-Effective
                                              Amendment No. 7 to the Registration Statement.)

                                      (a)(3)  Amendment No. 1 to the Custodian Agreement between the Registrant and State Street Bank and Trust Company dated June 14, 1983.
                                              (Incorporated by reference to Exhibit 8(a)(3) to Post-Effective
                                              Amendment No. 3 to the Registration Statement.)


                                 Part C - Page 3

                                      (a)(4)  Amendment to the Custodian Agreement between the Registrant and
                                              State Street Bank and Trust Company dated August 9, 1988.
                                              (Incorporated by reference to Exhibit 8(a)(4) to Post-Effective
                                              Amendment No. 8 to the Registration Statement.)

                                      (a)(5)  Amendment to Custodian Contract between the Registrant and State
                                              Street Bank and Trust Company dated December 11, 1990.
                                              (Incorporated by reference to Exhibit 8(a)(5) to Post-Effective
                                              Amendment No. 11 to the Registration Statement.)

                                      (b)     Subcustodian Agreement between State Street Bank and Trust Company and Morgan Guaranty Trust Company of New York dated November 25,
                                              1985.
                                              (Incorporated by reference to Exhibit 8(b) to Post-Effective
                                              Amendment No. 3 to the Registration Statement.)

                                      (c)     Subcustodian Agreement between Irving Trust Company and State Street
                                              Bank and Trust Company dated November 30, 1987.
                                              (Incorporated by reference to Exhibit 8(c) to Post-Effective
                                              Amendment No. 8 to the Registration Statement.)

                                      (d)     Subcustodian Agreement between Chemical Bank and State Street Bank and Trust Company dated October 6, 1988.
                                              (Incorporated by reference to Exhibit 8(d) to Post-Effective
                                              Amendment No. 8 to the Registration Statement.)

                                      (e)     Subcustodian Agreement between Security Pacific National Trust
                                              Company (New York) and State Street Bank and Trust Company dated
                                              February 18, 1988.
                                              (Incorporated by reference to Exhibit 8(e) to Post-Effective
                                              Amendment No. 8 to the Registration Statement.)

                                      (f)     Fee schedule for Exhibit 8(a)(1).
                                              (Incorporated by reference to Exhibit 8(f) to Post-Effective
                                              Amendment No. 16 to the Registration Statement.)

                             9.       (a)(1)  Transfer Agency and Service Agreement between the Registrant and
                                              Scudder Service Corporation dated October 2, 1989.
                                              (Incorporated by reference to Exhibit 9(a)(1) to Post-Effective
                                              Amendment No. 9 to the Registration Statement.)

                                      (a)(2)  Fee schedule for Exhibit 9(a)(l).
                                              (Incorporated by reference to Exhibit 9(a)(2) to Post-Effective
                                              Amendment No. 9 to the Registration Statement.)

                                      (b)     Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Massachusetts Limited Term Tax Free Fund, and Scudder
                                              Fund Accounting Corporation dated February 15, 1994.
                                              (Incorporated by reference to Exhibit 9(b) to Post-Effective
                                              Amendment No. 16 to the Registration Statement.)

                                      (c)     Fund Accounting Services Agreement between the Registrant, on behalf of Scudder New York Tax Free Fund, and Scudder Fund Accounting
                                              Corporation dated December 7, 1994.
                                              (Incorporated by reference to Exhibit 9(c) to Post-Effective
                                              Amendment No. 17 to the Registration Statement.)

                                Part C - Page 4

                                      (d)     Fund Accounting Services Agreement between the Registrant, on behalf of Scudder New York Tax Free Money Fund, and Scudder Fund Accounting
                                              Corporation dated September 22, 1994.
                                              (Incorporated by reference to Exhibit 9(d) to Post-Effective
                                              Amendment No. 17 to the Registration Statement.)

                                      (e)     Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Massachusetts Tax Free Fund, and Scudder Fund Accounting
                                              Corporation dated November 14, 1994.
                                              (Incorporated by reference to Exhibit 9(e) to Post-Effective
                                              Amendment No. 17 to the Registration Statement.)

                                      (f)     Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Ohio Tax Free Fund, and Scudder Fund Accounting
                                              Corporation dated November 21, 1994.
                                              (Incorporated by reference to Exhibit 9(f) to Post-Effective
                                              Amendment No. 17 to the Registration Statement.)

                                      (g)     Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Pennsylvania Tax Free Fund, and Scudder Fund Accounting
                                              Corporation dated November 16, 1994.
                                              (Incorporated by reference to Exhibit 9(g) to Post-Effective
                                              Amendment No. 17 to the Registration Statement.)

                                      (h)     Account Application.
                                              (Incorporated by reference to Exhibit 9(c) to Post-Effective
                                              Amendment No. 16 to the Registration Statement.)

                             10.              Inapplicable.

                             11.              Consent of Independent Accountants is filed herein.

                             12.              Inapplicable.

                             13.              Inapplicable.

                             14.              Inapplicable.

                             15.              Inapplicable.

                             16.              Schedule for Computation of Performance Quotations.
                                              (Incorporated by reference to Exhibit 16 to Post-Effective Amendment
                                              No. 9 to the Registration Statement.)

                             17.              Financial Data Schedules are filed herein.

                             18.              Inapplicable.

                   Power of Attorney.
                   (Filed as part of the signature page of Post-Effective Amendment No. 11 to the Registration
                   Statement and as part of the signature page of Post-Effective Amendment No. 17 to the
                   Registration Statement and as part of the signature page of PEA No. 20 as filed herein.)

                                Part C - Page 5

Item 25.          Persons Controlled by or under Common Control with Registrant.
--------          --------------------------------------------------------------

                  None

Item 26.          Number of Holders of Securities (as of May 16, 1997).
--------          -----------------------------------------------------

                                             (1)                                              (2)
                                        Title of Class                           Number of Record Shareholders
                                        --------------                           -----------------------------

                   Shares of beneficial interest
                   $.01 par value

                   Scudder New York Tax Free Fund                                            4,092
                   Scudder New York Tax Free Money Fund                                      1,600
                   Scudder Ohio Tax Free Fund                                                2,007
                   Scudder Pennsylvania Tax Free Fund                                        2,121
                   Scudder Massachusetts Tax Free Fund                                       6,609
                   Scudder Massachusetts Limited Term Tax Free Fund                          1,294

Item 27.          Indemnification.
--------          ----------------

                  A policy of insurance covering Scudder, Stevens & Clark, Inc. its subsidiaries including
                  Scudder Investor Services, Inc., and all of the registered investment companies advised by Scudder, Stevens & Clark, Inc. insures the Registrant's Trustees and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.

                  Article IV, Sections 4.1 - 4.3 of Registrant's Declaration of Trust provide as follows:

                  Section 4.1  No Personal Liability of Shareholders, Trustees, Etc.  No Shareholder shall be subject to any personal liability whatsoever to any Person in connection with Trust
                  Property or the acts, obligations or affairs of the Trust.  No Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any Person, other than to the Trust or its Shareholders, in connection with Trust
                  Property or the affairs of the Trust, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard of his duties with respect to such
                  Person; and all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust.  If any
                  Shareholder, Trustee, officer, employee, or agent, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability of the Trust, he shall not, on account thereof, be held to any personal liability.  The Trust shall indemnify and hold each Shareholder harmless from and against all claims and liabilities, to which such Shareholder may become subject by reason of his being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability.  The indemnification and reimbursement required by the preceding sentence shall be made only out of the assets of the one or more Series of which the Shareholder who is entitled to indemnification or reimbursement was a Shareholder at the time the act or event occurred which gave rise to the claim against or liability of said Shareholder.  The rights accruing to a
                  Shareholder under this Section 4.1 shall not impair any other right to which such
                  Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

                  Section 4.2  Non-Liability of Trustees Etc. No Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its Shareholders, or to any Shareholder,
                  Trustee, officer, employee, or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                                Part C - Page 6


                  Section 4.3  Mandatory Indemnification.
                  -----------  --------------------------

                           (a)      Subject to the exceptions and limitations contained in paragraph (b)
                           below:

                                    (i) every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                                    (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, or other, including appeals), actual or threatened; and the words
                                    "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                           (b)      No indemnification shall be provided hereunder to a Trustee or officer:

                                    (i) against any liability to the Trust, a Series thereof, or the
                                    Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                                    (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust;

                                    (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(i) or (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                                            (A) by the court or other body approving the settlement or other disposition; or

                                            (B) based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (x) vote of a majority of the
                                            Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal
                                            counsel.

                           (c)      The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

                           (d)      Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this
                           Section 4.3 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3 provided that either:



                                Part C - Page 7

                                    (i) such undertaking is secured by a surety bond or some appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or
                                    (ii) a majority of the Disinterested Trustees acting on the matter
                                    (provided that a majority of the Disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

                                    As used in this Section 4.3, a "Disinterested Trustee" is one who is not (i) an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

Item 28.          Business or Other Connections of Investment Adviser
--------          ---------------------------------------------------

                  The Adviser has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities.  Such persons are not considered officers for the purpose of this Item 28.


                           Business and Other Connections of Board
           Name            of Directors of Registrant's Adviser
           ----            --------------------------------------------

Stephen R. Beckwith        Director, Vice President, Assistant Treasurer, Chief Operating Officer & Chief
                                 Financial Officer, Scudder, Stevens & Clark, Inc. (investment adviser)**

Lynn S. Birdsong           Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           President & Director, The Latin America Dollar Income Fund, Inc.  (investment company)**
                           President & Director, Scudder World Income Opportunities Fund, Inc.  (investment company)**
                           President, The Japan Fund, Inc. (investment company)**
                           Supervisory Director, The Latin America Income and Appreciation Fund N.V. (investment company) +
                           Supervisory Director, The Venezuela High Income Fund N.V. (investment company) xx
                           Supervisory Director, Scudder Mortgage Fund (investment company)+
                           Supervisory Director, Scudder Floating Rate Funds for Fannie Mae Mortgage Securities I
                                 & II (investment company) +
                           Director, Canadian High Income Fund (investment company)#
                           Director, Hot Growth Companies Fund (investment company)#
                           Director, Sovereign High Yield Investment Company (investment company)+
                           Director, Scudder, Stevens & Clark (Luxembourg) S.A. (investment manager) #

Nicholas Bratt             Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           President & Director, Scudder New Europe Fund, Inc. (investment company)**
                           President & Director, The Brazil Fund, Inc. (investment company)**
                           President & Director, The First Iberian Fund, Inc. (investment company)**
                           President & Director, Scudder International Fund, Inc.  (investment company)**
                           President & Director, Scudder Global Fund, Inc. (President on all series except Scudder
                                 Global Fund) (investment company)**
                           President & Director, The Korea Fund, Inc. (investment company)**
                           President & Director, Scudder New Asia Fund, Inc. (investment company)**
                           President, The Argentina Fund, Inc. (investment company)**
                           Vice President, Scudder, Stevens & Clark Corporation (Delaware) (investment adviser)**


                                Part C - Page 8

                           Vice President, Scudder, Stevens & Clark Japan, Inc. (investment adviser)###
                           Vice President, Scudder, Stevens & Clark of Canada Ltd. (Canadian investment adviser)
                                 Toronto, Ontario, Canada
                           Vice President, Scudder, Stevens & Clark Overseas Corporationoo

E. Michael Brown           Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Trustee, Scudder GNMA Fund (investment company)*
                           Trustee, Scudder U.S. Treasury Fund (investment company)*
                           Trustee, Scudder Tax Free Money Fund (investment company)*
                           Trustee, Scudder State Tax Free Trust (investment company)*
                           Trustee, Scudder Cash Investment Trust (investment company)*
                           Assistant Treasurer, Scudder Investor Services, Inc. (broker/dealer)*
                           Director & President, Scudder Realty Holding Corporation (a real estate holding company)*
                           Director & President, Scudder Trust Company (a trust company)+++
                           Director, Scudder Trust (Cayman) Ltd.

Mark S. Casady             Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Director & Vice President, Scudder Investor Services, Inc. (broker/dealer)*
                           Director & Vice President, Scudder Service Corporation (in-house transfer agent)*
                           Director, SFA, Inc. (advertising agency)*

Linda C. Coughlin          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Chairman & Trustee, AARP Cash Investment Funds  (investment company)**
                           Chairman & Trustee, AARP Growth Trust (investment company)**
                           Chairman & Trustee, AARP Income Trust (investment company)**
                           Chairman & Trustee, AARP Tax Free Income Trust  (investment company)**
                           Chairman & Trustee, AARP Managed Investment Portfolios Trust  (investment company)**
                           Director & Senior Vice President, Scudder Investor Services, Inc. (broker/dealer)*
                           Director, SFA, Inc. (advertising agency)*

Margaret D. Hadzima        Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Assistant Treasurer, Scudder Investor Services, Inc. (broker/dealer)*

Jerard K. Hartman          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Vice President, Scudder California Tax Free Trust (investment company)*
                           Vice President, Scudder Equity Trust (investment company)**
                           Vice President, Scudder Cash Investment Trust (investment company)*
                           Vice President, Scudder Fund, Inc. (investment company)**
                           Vice President, Scudder Global Fund, Inc. (investment company)**
                           Vice President, Scudder GNMA Fund (investment company)*
                           Vice President, Scudder Portfolio Trust (investment company)*
                           Vice President, Scudder Institutional Fund, Inc. (investment company)**
                           Vice President, Scudder International Fund, Inc. (investment company)**
                           Vice President, Scudder Investment Trust (investment company)*
                           Vice President, Scudder Municipal Trust (investment company)*
                           Vice President, Scudder Mutual Funds, Inc. (investment company)**
                           Vice President, Scudder New Asia Fund, Inc. (investment company)**
                           Vice President, Scudder New Europe Fund, Inc. (investment company)**
                           Vice President, Scudder Securities Trust (investment company)*
                           Vice President, Scudder State Tax Free Trust (investment company)*
                           Vice President, Scudder Funds Trust (investment company)**
                           Vice President, Scudder Tax Free Money Fund (investment company)*
                           Vice President, Scudder Tax Free Trust (investment company)*
                           Vice President, Scudder U.S. Treasury Money Fund (investment company)*

                                Part C - Page 9

                           Vice President, Scudder Pathway Series (investment company)*
                           Vice President, Scudder Variable Life Investment Fund (investment company)*
                           Vice President, The Brazil Fund, Inc. (investment company)**
                           Vice President, The Korea Fund, Inc. (investment company)**
                           Vice President, The Argentina Fund, Inc. (investment company)**
                           Vice President & Director, Scudder, Stevens & Clark of Canada, Ltd. (Canadian
                                 investment adviser) Toronto, Ontario, Canada
                           Vice President, The First Iberian Fund, Inc. (investment company)**
                           Vice President, The Latin America Dollar Income Fund, Inc. (investment company)**
                           Vice President, Scudder World Income Opportunities Fund, Inc. (investment company)**

Richard A. Holt            Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Vice President, Scudder Variable Life Investment Fund (investment company)*

Dudley H. Ladd             Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Vice President & Trustee, Scudder Cash Investment Trust  (investment company)*
                           Director, Scudder Global Fund, Inc. (investment company)**
                           Director, Scudder International Fund, Inc. (investment company)**
                           Director, Scudder Mutual Fund, Inc. (investment company)**
                           Trustee, Scudder Investment Trust (investment company)*
                           Trustee, Scudder Portfolio Trust (investment company)*
                           Trustee, Scudder Municipal Trust (investment company)*
                           Trustee, Scudder Securities Trust (investment company)*
                           Trustee, Scudder State Tax Free Trust (investment company)*
                           Trustee, Scudder Equity Trust (investment company)**
                           Trustee, Scudder Funds Trust (investment company)**
                           Vice President, Scudder U.S. Treasury Money Fund  (investment company)*
                           President & Director, SFA, Inc. (advertising agency)*
                           Senior Vice President & Director, Scudder Investor Services, Inc. (broker/dealer)*
                           Vice President & Director, Scudder Precious Metals, Inc. xxx

John T. Packard            Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           President, Montgomery Street Income Securities, Inc. (investment company) o
                           Chairman, Scudder Realty Advisors, Inc. (realty investment adviser) x

Daniel Pierce              Chairman & Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Chairman, Vice President & Director, Scudder Global Fund, Inc.  (investment company)**
                           Chairman & Director, Scudder New Europe Fund, Inc. (investment company)**
                           Chairman & Director, The First Iberian Fund, Inc. (investment company)**
                           Chairman & Director, Scudder International Fund, Inc. (investment company)**
                           Chairman & Director, Scudder New Asia Fund, Inc. (investment company)**
                           President & Trustee, Scudder Equity Trust (investment company)**
                           President & Trustee, Scudder GNMA Fund (investment company)*
                           President & Trustee, Scudder Portfolio Trust (investment company)*
                           President & Trustee, Scudder Funds Trust (investment company)**
                           President & Trustee, Scudder Securities Trust (investment company)*
                           President & Trustee, Scudder Investment Trust (investment company)*
                           President & Director, Scudder Institutional Fund, Inc. (investment company)**
                           President & Director, Scudder Fund, Inc. (investment company)**
                           President & Director, Scudder Mutual Funds, Inc. (investment company)**
                           Vice President & Trustee, Scudder Municipal Trust (investment company)*
                           Vice President & Trustee, Scudder Variable Life Investment Fund (investment company)*
                           Vice President & Trustee, Scudder Pathway Series (investment company)*

                                Part C - Page 10

                           Trustee, Scudder California Tax Free Trust (investment company)*
                           Trustee, Scudder State Tax Free Trust (investment company)*
                           Vice President, Montgomery Street Income Securities, Inc. (investment company)o
                           Chairman & President, Scudder, Stevens & Clark of Canada, Ltd. (Canadian investment adviser), Toronto, Ontario, Canada
                           Chairman & Director, Scudder Global Opportunities Funds (investment company) Luxembourg
                           Chairman, Scudder, Stevens & Clark, Ltd. (investment adviser) London, England
                           President & Director, Scudder Precious Metals, Inc. xxx
                           Vice President, Director & Assistant Secretary, Scudder Realty Holdings Corporation
                                 (a real estate holding company)*
                           Vice President, Director & Assistant Treasurer, Scudder Investor Services, Inc.
                                 (broker/dealer)*
                           Director, Scudder Latin America Investment Trust PLC (investment company)@
                           Director, Fiduciary Trust Company (banking & trust company) Boston, MA
                           Director, Fiduciary Company Incorporated (banking & trust company) Boston, MA
                           Trustee, New England Aquarium, Boston, MA
                           Incorporator, Scudder Trust Company (a trust company)+++

Kathryn L. Quirk           Director & Secretary, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Director, Vice President & Assistant Secretary, The Argentina Fund, Inc. (investment company)**
                           Director, Vice President & Assistant Secretary, Scudder International Fund, Inc.
                                 (investment company)**
                           Director, Vice President & Assistant Secretary, Scudder New Asia Fund (investment company)**
                           Trustee, Vice President & Assistant Secretary, Scudder Equity Trust (investment company)**
                           Trustee, Vice President & Assistant Secretary, Scudder Securities Trust (investment company)*
                           Trustee, Vice President & Assistant Secretary, Scudder Funds Trust (investment company)**
                           Trustee, Scudder Investment Trust (investment company)*
                           Trustee, Scudder Municipal Trust (investment company)*
                           Vice President & Trustee, Scudder Tax Free Money Fund (investment company)*
                           Vice President & Trustee, Scudder Tax Free Trust (investment company)*
                           Vice President & Secretary, AARP Growth Trust (investment company)**
                           Vice President & Secretary, AARP Income Trust (investment company)**
                           Vice President & Secretary, AARP Tax Free Income Trust (investment company)**
                           Vice President & Secretary, AARP Cash Investment Funds (investment company)**
                           Vice President & Secretary, AARP Managed Investment Portfolios Trust (investment company)**
                           Vice President & Secretary, The Japan Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, Scudder World Income Opportunities Fund, Inc.
                                 (investment company)**
                           Vice President & Assistant Secretary, The Korea Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, The Brazil Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, Scudder Global Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, Montgomery Street Income Securities, Inc.
                                 (investment company)o
                           Vice President & Assistant Secretary, Scudder Mutual Funds, Inc. (investment company)**
                           Vice President & Assistant Secretary, Scudder Pathway Series (investment company)*
                           Vice President & Assistant Secretary, Scudder New Europe Fund, Inc. (investment company)**

                                Part C - Page 11

                           Vice President & Assistant Secretary, Scudder Variable Life Investment Fund (investment company)*
                           Vice President & Assistant Secretary, The First Iberian Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, The Latin America Dollar Income Fund, Inc.
                                 (investment company)**
                           Vice President, Scudder Fund, Inc. (investment company)**
                           Vice President, Scudder Institutional Fund, Inc. (investment company)**
                           Vice President, Scudder GNMA Fund (investment company)*
                           Director, Senior Vice President & Clerk, Scudder Investor Services, Inc.
                                 (broker/dealer)*
                           Director, Vice President & Secretary, Scudder Fund Accounting Corporation (in-house fund accounting agent)*
                           Director, Vice President & Secretary, Scudder Realty Holdings Corporation (a real estate holding company)*
                           Director & Clerk, Scudder Service Corporation (in-house transfer agent)*
                           Director, SFA, Inc. (advertising agency)*
                           Vice President, Director & Assistant Secretary, Scudder Precious Metals, Inc. xxx

Cornelia M. Small          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           President, AARP Cash Investment Funds (investment company)**
                           President, AARP Growth Trust (investment company)**
                           President, AARP Income Trust (investment company)**
                           President, AARP Tax Free Income Trust (investment company)**
                           President, AARP Managed Investment Portfolio Trust (investment company)**

Edmond D. Villani          Director, President & Chief Executive Officer, Scudder, Stevens & Clark, Inc.
                                 (investment adviser)**
                           Chairman & Director, The Argentina Fund, Inc. (investment company)**
                           Chairman & Director, The Latin America Dollar Income Fund, Inc. (investment company)**
                           Chairman & Director, Scudder World Income Opportunities Fund, Inc.  (investment company)**
                           Supervisory Director, Scudder Mortgage Fund (investment company) +
                           Supervisory Director, Scudder Floating Rate Funds for Fannie Mae Mortgage Securities I
                                 & II (investment company)+
                           Director, Scudder, Stevens & Clark Japan, Inc. (investment adviser)###
                           Director, The Brazil Fund, Inc. (investment company)**
                           Director, Indosuez High Yield Bond Fund (investment company) Luxembourg
                           President & Director, Scudder, Stevens & Clark Overseas Corporationoo
                           President & Director, Scudder, Stevens & Clark Corporation (Delaware) (investment adviser)**
                           Director, Scudder Realty Advisors, Inc. (realty investment adviser) x
                           Director, IBJ Global Investment Management S.A., (Luxembourg investment management company) Luxembourg, Grand-Duchy of Luxembourg

Stephen A. Wohler          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Vice President, Montgomery Street Income Securities, Inc. (investment company)o

         *        Two International Place, Boston, MA
         x        333 South Hope Street, Los Angeles, CA
         **       345 Park Avenue, New York, NY
         ++       Two Prudential Plaza, 180 N. Stetson Avenue, Chicago, IL
         +++      5 Industrial Way, Salem, NH
         o        101 California Street, San Francisco, CA
         #        Societe Anonyme, 47, Boulevard Royal, L-2449 Luxembourg,
                       R.C. Luxembourg B 34.564

                                Part C - Page 12

         +        John B. Gorsiraweg 6, Willemstad Curacao, Netherlands Antilles
         xx       De Ruyterkade 62, P.O. Box 812, Willemstad Curacao,
                       Netherlands Antilles
         ##       2 Boulevard Royal, Luxembourg
         ***      B1 2F3F 248 Section 3, Nan King East Road, Taipei, Taiwan
         xxx      Grand Cayman, Cayman Islands, British West Indies
         oo       20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
         ###      1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
         @        c/o Sinclair Hendersen Limited, 23 Cathedral Yard, Exeter,
                       Devon, U.K.

Item 29.          Principal Underwriters.
--------          -----------------------

         (a)      Scudder California Tax Free Trust
                  Scudder Cash Investment Trust
                  Scudder Equity Trust
                  Scudder Fund, Inc.
                  Scudder Funds Trust
                  Scudder Global Fund, Inc.
                  Scudder GNMA Fund
                  Scudder Institutional Fund, Inc.
                  Scudder International Fund, Inc.
                  Scudder Investment Trust
                  Scudder Municipal Trust
                  Scudder Mutual Funds, Inc.
                  Scudder Pathway Series
                  Scudder Portfolio Trust
                  Scudder Securities Trust
                  Scudder State Tax Free Trust
                  Scudder Tax Free Money Fund
                  Scudder Tax Free Trust
                  Scudder U.S. Treasury Money Fund
                  Scudder Variable Life Investment Fund
                  AARP Cash Investment Funds
                  AARP Growth Trust
                  AARP Income Trust
                  AARP Tax Free Income Trust
                  AARP Managed Investment Portfolios Trust
                  The Japan Fund, Inc.

         (b)

         (1)                               (2)                                     (3)


         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------
         E. Michael Brown                  Assistant Treasurer                     Trustee
         Two International Place
         Boston, MA  02110

         Mark S. Casady                    Director and Vice President             None
         Two International Place
         Boston, MA  02110

         Linda Coughlin                    Director and Senior Vice President      None
         Two International Place
         Boston, MA  02110

                                Part C - Page 13

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------

         Richard W. Desmond                Vice President                          None
         345 Park Avenue
         New York, NY  10154

         Paul J. Elmlinger                 Senior Vice President and Assistant     None
         345 Park Avenue                   Clerk
         New York, NY  10154

         Margaret D. Hadzima               Assistant Treasurer                     None
         Two International Place
         Boston, MA  02110

         Thomas W. Joseph                  Director, Vice President,               Vice President
         Two International Place           Treasurer and Assistant Clerk
         Boston, MA 02110

         Dudley H. Ladd                    Director and Senior Vice President      Trustee
         Two International Place
         Boston, MA 02110

         David S. Lee                      Director, President and Assistant       President and Trustee
         Two International Place           Treasurer
         Boston, MA 02110

         Thomas F. McDonough               Assistant Clerk                         Vice President and
         Two International Place                                                   Secretary
         Boston, MA 02110

         Thomas H. O'Brien                 Assistant Treasurer                     None
         345 Park Avenue
         New York, NY  10154

         Edward J. O'Connell               Assistant Treasurer                     Vice President and
         345 Park Avenue                                                           Assistant Treasurer
         New York, NY 10154

         Daniel Pierce                     Director, Vice President                Trustee
         Two International Place           and Assistant Treasurer
         Boston, MA 02110

         Kathryn L. Quirk                  Director, Senior Vice President and     None
         345 Park Avenue                   Clerk
         New York, NY  10154

         Edmund J. Thimme                  Vice President                          None
         345 Park Avenue
         New York, NY  10154

         Benjamin Thorndike                Vice President                          None
         Two International Place
         Boston, MA 02110

                                Part C - Page 14

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------

         David B. Watts                    Assistant Treasurer                     None
         Two International Place
         Boston, MA 02110

         Linda J. Wondrack                 Vice President                          None
         Two International Place
         Boston, MA 02110

         The Underwriter has employees who are denominated officers of an operational area.  Such persons do not have corporation-wide responsibilities and are not considered officers for the purpose of this Item 29.

         (c)

                     (1)                     (2)                 (3)                 (4)                 (5)
                                       Net Underwriting    Compensation on
              Name of Principal         Discounts and        Redemptions          Brokerage             Other
                 Underwriter             Commissions       and Repurchases       Commissions         Compensation
                 -----------             -----------       ---------------       -----------         ------------
               Scudder Investor              None                None                None               None
                Services, Inc.


Item 30.          Location of Accounts and Records.
--------          ---------------------------------

                  Certain accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Scudder, Stevens & Clark, Inc., Two International Place, Boston, MA 02110-4103. Records relating to the duties of the Registrant's custodian (on behalf of Scudder New York Tax Free Money Fund, Scudder New York Tax Free Fund, Scudder Massachusetts Tax Free Fund, Scudder Massachusetts Limited Term Tax Free Fund, Scudder Ohio Tax Free Fund and Scudder Pennsylvania Tax Free Fund) are maintained by State Street Bank and Trust Company, Heritage Drive, North Quincy, Massachusetts. Records relating to the duties of the Registrant's transfer agent are maintained by Scudder Service Corporation, Two International Place, Boston, Massachusetts.

Item 31.          Management Services.
--------          --------------------

                  Inapplicable.

Item 32.          Undertakings.
--------          -------------

                  Inapplicable.

                                Part C - Page 15

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on the 30th day of May, 1997.

                                   SCUDDER STATE TAX FREE TRUST



                                   By/s/Thomas F. McDonough
                                     ----------------------
                                     Thomas F. McDonough,
                                     Vice President and Secretary


     Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


SIGNATURE               TITLE                     DATE


/s/David S. Lee
---------------------
David S. Lee*           President (Principal      May 30, 1997
                        Executive Officer)
                        and Trustee

/s/Henry P. Becton, Jr.
---------------------
Henry P. Becton, Jr.*   Trustee                   May 30, 1997


/s/Dawn-Marie Driscoll
---------------------
Dawn-Marie Driscoll*    Trustee                   May 30, 1997


/s/Peter B. Freeman
---------------------
Peter B. Freeman*       Trustee                   May 30, 1997


/s/Dudley H. Ladd
---------------------
Dudley H. Ladd*         Trustee                   May 30, 1997


/s/Wesley W. Marple, Jr.
---------------------
Wesley W. Marple, Jr.*  Trustee                   May 30, 1997

SIGNATURE               TITLE                     DATE


/s/Daniel Pierce
---------------------
Daniel Pierce*          Trustee                   May 30, 1997


/s/Jean C. Tempel
---------------------
Jean C. Tempel*         Trustee                   May 30, 1997


/s/Pamela A. McGrath
---------------------
Pamela A. McGrath       Vice President            May 30, 1997
                        (Principal Financial
                        and Accounting
                        Officer) and
                        Treasurer



*By:/s/Thomas F. McDonough
     ---------------------
     Thomas F. McDonough**

     ** Attorney-in-fact pursuant to a power of attorney contained in the signature page of the Post-Effective Amendment No. 11 to the Registration Statement filed June 1, 1992, a power of attorney contained in the signature page of Post-Effective Amendment No. 17 to the Registration Statement filed February 21, 1995 and a power of attorney contained in the signature page of Post-Effective Amendment No. 20 to the Registration Statement filed February 26, 1997.

                                File No. 2-84021
                                File No. 811-3749




                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549


                                    EXHIBITS

                                       TO

                                    FORM N-1A


                         POST-EFFECTIVE AMENDMENT NO. 21

                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 22

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940



                          SCUDDER STATE TAX FREE TRUST

                          SCUDDER STATE TAX FREE TRUST


                                  EXHIBIT INDEX

                                   Exhibit 11

                                   Exhibit 17